UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive,

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

•	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

•	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

•	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

•	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

•	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

•	PIMCO Investment Grade Corporate Bond Exchange-Traded Fund

•	PIMCO Active Bond Exchange-Traded Fund

•	PIMCO Enhanced Low Duration Active Exchange-Traded Fund

•	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

•	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

•	PIMCO Inflation PLUS Active Exchange-Traded Fund

•	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

•	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

•	PIMCO Multisector Bond Active Exchange-Traded Fund

•	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

•	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

•	PIMCO Senior Loan Active Exchange-Traded Fund

•	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

•	PIMCO Ultra Short Government Active Exchange-Traded Fund

•	PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund

•	PIMCO Commodity Strategy Active Exchange-Traded Fund

(b)	Not applicable to the Registrant.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

HYS | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$57	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the retail sector, specifically underweight exposure to a retailer, contributed to performance versus the ICE BofA 0-5 Year US High Yield Constrained Index ("Index"), as prices fell.

  Security selection within the wireless sector, specifically overweight exposure to a cable operator, contributed to performance versus the Index, as spreads tightened.

  Security selection within the chemical sector, specifically underweight exposure to a materials producer, contributed to performance versus the Index, as spreads widened.

  Security selection within the technology sector, specifically overweight exposure to a software company, detracted from performance versus the Index, as spreads widened.

  Security selection within the pipeline sector, specifically underweight exposure to a gas company, detracted from performance versus the Index, as prices rose.

  Security selection within the auto sector, specifically overweight exposure to an automaker, detracted from performance versus the Index, as spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 0-5 Year US High Yield Constrained Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,166	$10,063	$10,196
8/31/16	$10,313	$10,052	$10,389
9/30/16	$10,418	$10,046	$10,480
10/31/16	$10,436	$9,969	$10,540
11/30/16	$10,472	$9,733	$10,543
12/31/16	$10,666	$9,747	$10,735
1/31/17	$10,770	$9,766	$10,858
2/28/17	$10,893	$9,832	$11,007
3/31/17	$10,888	$9,827	$10,998
4/30/17	$10,991	$9,902	$11,100
5/31/17	$11,082	$9,979	$11,186
6/30/17	$11,088	$9,969	$11,201
7/31/17	$11,174	$10,011	$11,295
8/31/17	$11,181	$10,101	$11,298
9/30/17	$11,249	$10,053	$11,383
10/31/17	$11,285	$10,059	$11,421
11/30/17	$11,248	$10,046	$11,388
12/31/17	$11,288	$10,092	$11,425
1/31/18	$11,380	$9,976	$11,527
2/28/18	$11,325	$9,881	$11,490
3/31/18	$11,295	$9,945	$11,474
4/30/18	$11,384	$9,871	$11,556
5/31/18	$11,417	$9,941	$11,600
6/30/18	$11,440	$9,929	$11,642
7/31/18	$11,549	$9,931	$11,755
8/31/18	$11,616	$9,995	$11,825
9/30/18	$11,676	$9,931	$11,899
10/31/18	$11,513	$9,852	$11,756
11/30/18	$11,452	$9,911	$11,673
12/31/18	$11,225	$10,093	$11,436
1/31/19	$11,638	$10,200	$11,851
2/28/19	$11,801	$10,195	$12,014
3/31/19	$11,874	$10,390	$12,087
4/30/19	$11,998	$10,393	$12,198
5/31/19	$11,880	$10,577	$12,087
6/30/19	$12,094	$10,710	$12,276
7/31/19	$12,102	$10,734	$12,313
8/31/19	$12,115	$11,012	$12,312
9/30/19	$12,149	$10,953	$12,339
10/31/19	$12,154	$10,986	$12,343
11/30/19	$12,125	$10,981	$12,340
12/31/19	$12,336	$10,973	$12,568
1/31/20	$12,313	$11,184	$12,577
2/29/20	$12,094	$11,386	$12,406
3/31/20	$10,711	$11,319	$10,918
4/30/20	$11,011	$11,520	$11,226
5/31/20	$11,422	$11,573	$11,658
6/30/20	$11,542	$11,646	$11,816
7/31/20	$11,909	$11,820	$12,217
8/31/20	$12,064	$11,725	$12,370
9/30/20	$11,978	$11,718	$12,307
10/31/20	$12,007	$11,666	$12,357
11/30/20	$12,500	$11,781	$12,806
12/31/20	$12,693	$11,797	$13,035
1/31/21	$12,733	$11,712	$13,129
2/28/21	$12,811	$11,543	$13,243
3/31/21	$12,923	$11,399	$13,341
4/30/21	$13,029	$11,489	$13,459
5/31/21	$13,071	$11,527	$13,521
6/30/21	$13,198	$11,608	$13,649
7/31/21	$13,173	$11,737	$13,647
8/31/21	$13,215	$11,715	$13,714
9/30/21	$13,241	$11,614	$13,754
10/31/21	$13,226	$11,610	$13,761
11/30/21	$13,123	$11,645	$13,648
12/31/21	$13,295	$11,615	$13,819
1/31/22	$13,087	$11,365	$13,635
2/28/22	$13,056	$11,238	$13,592
3/31/22	$13,028	$10,926	$13,530
4/30/22	$12,758	$10,511	$13,278
5/31/22	$12,745	$10,579	$13,250
6/30/22	$12,110	$10,413	$12,582
7/31/22	$12,652	$10,667	$13,135
8/31/22	$12,469	$10,366	$12,975
9/30/22	$12,175	$9,918	$12,645
10/31/22	$12,462	$9,790	$12,942
11/30/22	$12,655	$10,150	$13,126
12/31/22	$12,592	$10,104	$13,066
1/31/23	$12,960	$10,415	$13,472
2/28/23	$12,876	$10,145	$13,397
3/31/23	$12,946	$10,403	$13,477
4/30/23	$13,048	$10,466	$13,597
5/31/23	$12,987	$10,352	$13,520
6/30/23	$13,199	$10,315	$13,725
7/31/23	$13,340	$10,308	$13,895
8/31/23	$13,401	$10,242	$13,972
9/30/23	$13,337	$9,982	$13,904
10/31/23	$13,195	$9,824	$13,754
11/30/23	$13,662	$10,269	$14,224
12/31/23	$14,073	$10,662	$14,646
1/31/24	$14,085	$10,633	$14,659
2/29/24	$14,155	$10,483	$14,741
3/31/24	$14,277	$10,580	$14,873
4/30/24	$14,197	$10,312	$14,779
5/31/24	$14,325	$10,487	$14,921
6/30/24	$14,457	$10,587	$15,054
7/31/24	$14,699	$10,834	$15,316
8/31/24	$14,915	$10,990	$15,530
9/30/24	$15,134	$11,137	$15,785
10/31/24	$15,103	$10,860	$15,761
11/30/24	$15,272	$10,975	$15,925
12/31/24	$15,259	$10,796	$15,906
1/31/25	$15,461	$10,853	$16,113
2/28/25	$15,577	$11,092	$16,214
3/31/25	$15,398	$11,096	$16,043
4/30/25	$15,379	$11,140	$16,036
5/31/25	$15,637	$11,060	$16,290
6/30/25	$15,889	$11,230	$16,548
7/31/25	$15,988	$11,200	$16,628
8/31/25	$16,186	$11,334	$16,814
9/30/25	$16,289	$11,458	$16,913
10/31/25	$16,357	$11,529	$16,946
11/30/25	$16,430	$11,601	$17,004
12/31/25	$16,571	$11,584	$17,120
1/31/26	$16,611	$11,596	$17,193
2/28/26	$16,609	$11,786	$17,193
3/31/26	$16,489	$11,578	$17,070
4/30/26	$16,734	$11,591	$17,330
5/31/26	$16,806	$11,627	$17,410
6/30/26	$16,837	$11,656	$17,456

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)	5.97%	4.99%	5.35%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA 0-5 Year US High Yield Constrained Index	5.48%	5.04%	5.73%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,728,545
# of Portfolio Holdings	870
Portfolio Turnover Rate	66%
Total Net Management Fees Paid During the Reporting Period	$8,573
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Corporate Bonds & Notes	92.8%
Loan Participations and Assignments	1.5%
Common Stocks	0.1%
Other Investments	0.1%
Short-Term Instruments	3.7%
Affiliated Investments	3.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

HYS | Principal Listing Exchange: NYSE Arca

ETF4780TSRAR_063026

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

STPZ | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA 1-5 Year US Inflation-Linked Treasury Index (“Index”), as one- to five- year real yields moved higher on the curve.

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as coupon income, contributed to absolute performance for both the Fund and the Index, as U.S. inflation moved higher.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$9,985	$10,063	$9,989
8/31/16	$9,943	$10,052	$9,951
9/30/16	$10,025	$10,046	$10,026
10/31/16	$10,023	$9,969	$10,029
11/30/16	$9,955	$9,733	$9,968
12/31/16	$9,987	$9,747	$9,998
1/31/17	$10,044	$9,766	$10,049
2/28/17	$10,044	$9,832	$10,060
3/31/17	$10,063	$9,827	$10,076
4/30/17	$10,059	$9,902	$10,077
5/31/17	$10,050	$9,979	$10,070
6/30/17	$10,000	$9,969	$10,019
7/31/17	$10,030	$10,011	$10,052
8/31/17	$10,059	$10,101	$10,084
9/30/17	$10,040	$10,053	$10,067
10/31/17	$10,055	$10,059	$10,083
11/30/17	$10,030	$10,046	$10,063
12/31/17	$10,052	$10,092	$10,080
1/31/18	$10,011	$9,976	$10,043
2/28/18	$10,001	$9,881	$10,035
3/31/18	$10,055	$9,945	$10,094
4/30/18	$10,047	$9,871	$10,087
5/31/18	$10,077	$9,941	$10,127
6/30/18	$10,101	$9,929	$10,141
7/31/18	$10,078	$9,931	$10,120
8/31/18	$10,128	$9,995	$10,175
9/30/18	$10,098	$9,931	$10,142
10/31/18	$10,049	$9,852	$10,099
11/30/18	$10,054	$9,911	$10,103
12/31/18	$10,071	$10,093	$10,120
1/31/19	$10,152	$10,200	$10,202
2/28/19	$10,158	$10,195	$10,214
3/31/19	$10,244	$10,390	$10,299
4/30/19	$10,288	$10,393	$10,349
5/31/19	$10,357	$10,577	$10,414
6/30/19	$10,421	$10,710	$10,485
7/31/19	$10,421	$10,734	$10,483
8/31/19	$10,477	$11,012	$10,547
9/30/19	$10,450	$10,953	$10,510
10/31/19	$10,470	$10,986	$10,542
11/30/19	$10,475	$10,981	$10,550
12/31/19	$10,558	$10,973	$10,634
1/31/20	$10,611	$11,184	$10,692
2/29/20	$10,658	$11,386	$10,741
3/31/20	$10,477	$11,319	$10,563
4/30/20	$10,611	$11,520	$10,700
5/31/20	$10,701	$11,573	$10,791
6/30/20	$10,788	$11,646	$10,880
7/31/20	$10,872	$11,820	$10,965
8/31/20	$10,998	$11,725	$11,100
9/30/20	$10,975	$11,718	$11,078
10/31/20	$10,946	$11,666	$11,048
11/30/20	$11,017	$11,781	$11,122
12/31/20	$11,130	$11,797	$11,238
1/31/21	$11,199	$11,712	$11,309
2/28/21	$11,201	$11,543	$11,311
3/31/21	$11,258	$11,399	$11,369
4/30/21	$11,369	$11,489	$11,479
5/31/21	$11,453	$11,527	$11,573
6/30/21	$11,443	$11,608	$11,564
7/31/21	$11,615	$11,737	$11,737
8/31/21	$11,611	$11,715	$11,739
9/30/21	$11,601	$11,614	$11,728
10/31/21	$11,678	$11,610	$11,805
11/30/21	$11,703	$11,645	$11,831
12/31/21	$11,728	$11,615	$11,856
1/31/22	$11,635	$11,365	$11,768
2/28/22	$11,766	$11,238	$11,901
3/31/22	$11,671	$10,926	$11,807
4/30/22	$11,644	$10,511	$11,775
5/31/22	$11,671	$10,579	$11,813
6/30/22	$11,463	$10,413	$11,603
7/31/22	$11,698	$10,667	$11,850
8/31/22	$11,497	$10,366	$11,647
9/30/22	$11,102	$9,918	$11,243
10/31/22	$11,213	$9,790	$11,356
11/30/22	$11,265	$10,150	$11,414
12/31/22	$11,230	$10,104	$11,387
1/31/23	$11,318	$10,415	$11,468
2/28/23	$11,257	$10,145	$11,401
3/31/23	$11,492	$10,403	$11,642
4/30/23	$11,515	$10,466	$11,673
5/31/23	$11,418	$10,352	$11,571
6/30/23	$11,382	$10,315	$11,533
7/31/23	$11,432	$10,308	$11,592
8/31/23	$11,437	$10,242	$11,597
9/30/23	$11,402	$9,982	$11,563
10/31/23	$11,439	$9,824	$11,605
11/30/23	$11,572	$10,269	$11,740
12/31/23	$11,711	$10,662	$11,880
1/31/24	$11,765	$10,633	$11,933
2/29/24	$11,720	$10,483	$11,887
3/31/24	$11,787	$10,580	$11,958
4/30/24	$11,757	$10,312	$11,930
5/31/24	$11,883	$10,487	$12,055
6/30/24	$11,952	$10,587	$12,134
7/31/24	$12,076	$10,834	$12,263
8/31/24	$12,150	$10,990	$12,337
9/30/24	$12,278	$11,137	$12,472
10/31/24	$12,197	$10,860	$12,390
11/30/24	$12,252	$10,975	$12,446
12/31/24	$12,215	$10,796	$12,414
1/31/25	$12,337	$10,853	$12,538
2/28/25	$12,496	$11,092	$12,699
3/31/25	$12,626	$11,096	$12,837
4/30/25	$12,735	$11,140	$12,948
5/31/25	$12,682	$11,060	$12,892
6/30/25	$12,753	$11,230	$12,967
7/31/25	$12,792	$11,200	$13,005
8/31/25	$12,986	$11,334	$13,200
9/30/25	$12,962	$11,458	$13,180
10/31/25	$12,966	$11,529	$13,185
11/30/25	$12,997	$11,601	$13,220
12/31/25	$12,987	$11,584	$13,213
1/31/26	$13,062	$11,596	$13,292
2/28/26	$13,119	$11,786	$13,346
3/31/26	$13,097	$11,578	$13,332
4/30/26	$13,225	$11,591	$13,463
5/31/26	$13,230	$11,627	$13,472
6/30/26	$13,166	$11,656	$13,409

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	3.24%	2.85%	2.79%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index	3.40%	3.00%	2.98%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$526,532
# of Portfolio Holdings	23
Portfolio Turnover Rate	26%
Total Net Management Fees Paid During the Reporting Period	$900
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

STPZ | Principal Listing Exchange: NYSE Arca

ETF4792TSRAR_063026

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

LTPZ | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index (“Index”), as 15+ year real yields moved higher on the curve.

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as the coupon, contributed to absolute performance for both the Fund and the Index, as U.S. inflation moved higher.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,352	$10,063	$10,385
8/31/16	$10,357	$10,052	$10,373
9/30/16	$10,351	$10,046	$10,312
10/31/16	$10,107	$9,969	$10,107
11/30/16	$9,640	$9,733	$9,683
12/31/16	$9,549	$9,747	$9,573
1/31/17	$9,674	$9,766	$9,693
2/28/17	$9,821	$9,832	$9,857
3/31/17	$9,763	$9,827	$9,776
4/30/17	$9,854	$9,902	$9,894
5/31/17	$9,851	$9,979	$9,906
6/30/17	$9,718	$9,969	$9,746
7/31/17	$9,723	$10,011	$9,737
8/31/17	$10,014	$10,101	$10,055
9/30/17	$9,878	$10,053	$9,930
10/31/17	$9,938	$10,059	$9,980
11/30/17	$10,081	$10,046	$10,137
12/31/17	$10,452	$10,092	$10,492
1/31/18	$10,285	$9,976	$10,354
2/28/18	$9,883	$9,881	$9,938
3/31/18	$10,106	$9,945	$10,189
4/30/18	$10,122	$9,871	$10,224
5/31/18	$10,111	$9,941	$10,242
6/30/18	$10,289	$9,929	$10,356
7/31/18	$10,189	$9,931	$10,251
8/31/18	$10,250	$9,995	$10,352
9/30/18	$9,961	$9,931	$10,020
10/31/18	$9,437	$9,852	$9,488
11/30/18	$9,549	$9,911	$9,599
12/31/18	$9,678	$10,093	$9,735
1/31/19	$9,940	$10,200	$9,993
2/28/19	$9,846	$10,195	$9,916
3/31/19	$10,341	$10,390	$10,403
4/30/19	$10,299	$10,393	$10,385
5/31/19	$10,822	$10,577	$10,891
6/30/19	$10,810	$10,710	$10,900
7/31/19	$10,948	$10,734	$11,063
8/31/19	$11,868	$11,012	$12,008
9/30/19	$11,490	$10,953	$11,504
10/31/19	$11,385	$10,986	$11,531
11/30/19	$11,508	$10,981	$11,624
12/31/19	$11,352	$10,973	$11,461
1/31/20	$12,153	$11,184	$12,272
2/29/20	$12,494	$11,386	$12,618
3/31/20	$12,423	$11,319	$12,553
4/30/20	$13,165	$11,520	$13,294
5/31/20	$13,072	$11,573	$13,199
6/30/20	$13,239	$11,646	$13,370
7/31/20	$14,129	$11,820	$14,254
8/31/20	$13,992	$11,725	$14,128
9/30/20	$13,943	$11,718	$14,080
10/31/20	$13,697	$11,666	$13,831
11/30/20	$14,117	$11,781	$14,260
12/31/20	$14,211	$11,797	$14,356
1/31/21	$14,066	$11,712	$14,209
2/28/21	$13,226	$11,543	$13,362
3/31/21	$12,939	$11,399	$13,079
4/30/21	$13,236	$11,489	$13,377
5/31/21	$13,526	$11,527	$13,677
6/30/21	$14,033	$11,608	$14,186
7/31/21	$14,637	$11,737	$14,795
8/31/21	$14,615	$11,715	$14,782
9/30/21	$14,319	$11,614	$14,483
10/31/21	$14,672	$11,610	$14,844
11/30/21	$15,285	$11,645	$15,469
12/31/21	$15,205	$11,615	$15,388
1/31/22	$14,274	$11,365	$14,452
2/28/22	$14,334	$11,238	$14,517
3/31/22	$13,831	$10,926	$14,020
4/30/22	$12,800	$10,511	$12,974
5/31/22	$12,063	$10,579	$12,245
6/30/22	$11,221	$10,413	$11,392
7/31/22	$12,203	$10,667	$12,388
8/31/22	$11,671	$10,366	$11,856
9/30/22	$9,932	$9,918	$10,080
10/31/22	$10,140	$9,790	$10,274
11/30/22	$10,713	$10,150	$10,859
12/31/22	$10,401	$10,104	$10,540
1/31/23	$10,926	$10,415	$11,066
2/28/23	$10,635	$10,145	$10,772
3/31/23	$11,013	$10,403	$11,161
4/30/23	$10,982	$10,466	$11,133
5/31/23	$10,782	$10,352	$10,928
6/30/23	$10,848	$10,315	$10,994
7/31/23	$10,660	$10,308	$10,808
8/31/23	$10,301	$10,242	$10,436
9/30/23	$9,609	$9,982	$9,736
10/31/23	$9,187	$9,824	$9,320
11/30/23	$9,881	$10,269	$10,027
12/31/23	$10,453	$10,662	$10,605
1/31/24	$10,444	$10,633	$10,587
2/29/24	$10,217	$10,483	$10,360
3/31/24	$10,287	$10,580	$10,436
4/30/24	$9,765	$10,312	$9,903
5/31/24	$10,125	$10,487	$10,263
6/30/24	$10,218	$10,587	$10,366
7/31/24	$10,576	$10,834	$10,728
8/31/24	$10,709	$10,990	$10,865
9/30/24	$10,988	$11,137	$11,151
10/31/24	$10,521	$10,860	$10,676
11/30/24	$10,575	$10,975	$10,734
12/31/24	$9,999	$10,796	$10,149
1/31/25	$10,191	$10,853	$10,340
2/28/25	$10,674	$11,092	$10,829
3/31/25	$10,539	$11,096	$10,695
4/30/25	$10,241	$11,140	$10,396
5/31/25	$10,070	$11,060	$10,218
6/30/25	$10,241	$11,230	$10,400
7/31/25	$10,159	$11,200	$10,314
8/31/25	$10,222	$11,334	$10,382
9/30/25	$10,532	$11,458	$10,696
10/31/25	$10,688	$11,529	$10,854
11/30/25	$10,614	$11,601	$10,785
12/31/25	$10,403	$11,584	$10,573
1/31/26	$10,371	$11,596	$10,544
2/28/26	$10,761	$11,786	$10,940
3/31/26	$10,247	$11,578	$10,416
4/30/26	$10,326	$11,591	$10,499
5/31/26	$10,461	$11,627	$10,641
6/30/26	$10,421	$11,656	$10,603

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)	1.76%	(5.78%)	0.41%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index	1.95%	(5.66%)	0.59%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$707,931
# of Portfolio Holdings	16
Portfolio Turnover Rate	15%
Total Net Management Fees Paid During the Reporting Period	$1,373
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
U.S. Treasury Obligations	99.5%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

LTPZ | Principal Listing Exchange: NYSE Arca

ETF4794TSRAR_063026

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

ZROZ | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$15	0.15%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  There were no material contributors or detractors for the Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA Long U.S. Treasury Principal STRIPS Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,393	$10,063	$10,431
8/31/16	$10,310	$10,052	$10,365
9/30/16	$10,047	$10,046	$10,052
10/31/16	$9,351	$9,969	$9,382
11/30/16	$8,262	$9,733	$8,354
12/31/16	$8,214	$9,747	$8,285
1/31/17	$8,276	$9,766	$8,316
2/28/17	$8,481	$9,832	$8,513
3/31/17	$8,363	$9,827	$8,415
4/30/17	$8,510	$9,902	$8,557
5/31/17	$8,750	$9,979	$8,831
6/30/17	$8,912	$9,969	$8,951
7/31/17	$8,776	$10,011	$8,810
8/31/17	$9,210	$10,101	$9,276
9/30/17	$8,930	$10,053	$8,996
10/31/17	$8,935	$10,059	$9,005
11/30/17	$9,083	$10,046	$9,133
12/31/17	$9,370	$10,092	$9,424
1/31/18	$8,965	$9,976	$9,014
2/28/18	$8,507	$9,881	$8,554
3/31/18	$8,883	$9,945	$8,964
4/30/18	$8,630	$9,871	$8,726
5/31/18	$8,886	$9,941	$9,022
6/30/18	$9,009	$9,929	$9,088
7/31/18	$8,822	$9,931	$8,875
8/31/18	$8,937	$9,995	$9,041
9/30/18	$8,563	$9,931	$8,630
10/31/18	$8,092	$9,852	$8,117
11/30/18	$8,276	$9,911	$8,316
12/31/18	$8,968	$10,093	$9,010
1/31/19	$8,990	$10,200	$9,052
2/28/19	$8,820	$10,195	$8,878
3/31/19	$9,539	$10,390	$9,580
4/30/19	$9,228	$10,393	$9,280
5/31/19	$10,211	$10,577	$10,257
6/30/19	$10,286	$10,710	$10,386
7/31/19	$10,322	$10,734	$10,421
8/31/19	$12,149	$11,012	$12,241
9/30/19	$11,659	$10,953	$11,743
10/31/19	$11,464	$10,986	$11,582
11/30/19	$11,457	$10,981	$11,561
12/31/19	$10,871	$10,973	$11,025
1/31/20	$12,086	$11,184	$12,258
2/29/20	$13,244	$11,386	$13,435
3/31/20	$14,435	$11,319	$14,645
4/30/20	$14,663	$11,520	$14,878
5/31/20	$14,114	$11,573	$14,323
6/30/20	$14,192	$11,646	$14,404
7/31/20	$15,134	$11,820	$15,361
8/31/20	$13,995	$11,725	$14,205
9/30/20	$14,135	$11,718	$14,351
10/31/20	$13,451	$11,666	$13,659
11/30/20	$13,784	$11,781	$14,000
12/31/20	$13,543	$11,797	$13,758
1/31/21	$12,846	$11,712	$13,051
2/28/21	$11,824	$11,543	$12,014
3/31/21	$10,953	$11,399	$11,131
4/30/21	$11,326	$11,489	$11,512
5/31/21	$11,343	$11,527	$11,530
6/30/21	$12,105	$11,608	$12,307
7/31/21	$12,715	$11,737	$12,928
8/31/21	$12,670	$11,715	$12,884
9/30/21	$12,176	$11,614	$12,384
10/31/21	$12,764	$11,610	$12,991
11/30/21	$13,286	$11,645	$13,528
12/31/21	$12,871	$11,615	$13,106
1/31/22	$12,229	$11,365	$12,449
2/28/22	$11,960	$11,238	$12,174
3/31/22	$11,209	$10,926	$11,403
4/30/22	$9,706	$10,511	$9,871
5/31/22	$9,300	$10,579	$9,460
6/30/22	$9,165	$10,413	$9,326
7/31/22	$9,375	$10,667	$9,550
8/31/22	$8,892	$10,366	$9,055
9/30/22	$7,920	$9,918	$8,058
10/31/22	$7,113	$9,790	$7,225
11/30/22	$7,820	$10,150	$7,950
12/31/22	$7,529	$10,104	$7,726
1/31/23	$8,343	$10,415	$8,475
2/28/23	$7,827	$10,145	$7,953
3/31/23	$8,257	$10,403	$8,391
4/30/23	$8,249	$10,466	$8,381
5/31/23	$7,889	$10,352	$8,015
6/30/23	$7,985	$10,315	$8,115
7/31/23	$7,669	$10,308	$7,788
8/31/23	$7,283	$10,242	$7,395
9/30/23	$6,386	$9,982	$6,480
10/31/23	$5,796	$9,824	$5,879
11/30/23	$6,723	$10,269	$6,819
12/31/23	$7,592	$10,662	$7,697
1/31/24	$7,223	$10,633	$7,327
2/29/24	$7,035	$10,483	$7,137
3/31/24	$7,083	$10,580	$7,190
4/30/24	$6,368	$10,312	$6,463
5/31/24	$6,618	$10,487	$6,718
6/30/24	$6,788	$10,587	$6,889
7/31/24	$7,096	$10,834	$7,203
8/31/24	$7,347	$10,990	$7,459
9/30/24	$7,506	$11,137	$7,623
10/31/24	$6,961	$10,860	$7,064
11/30/24	$7,139	$10,975	$7,247
12/31/24	$6,404	$10,796	$6,499
1/31/25	$6,356	$10,853	$6,448
2/28/25	$6,920	$11,092	$7,021
3/31/25	$6,694	$11,096	$6,795
4/30/25	$6,447	$11,140	$6,541
5/31/25	$6,105	$11,060	$6,195
6/30/25	$6,328	$11,230	$6,423
7/31/25	$6,204	$11,200	$6,297
8/31/25	$6,077	$11,334	$6,169
9/30/25	$6,496	$11,458	$6,596
10/31/25	$6,635	$11,529	$6,735
11/30/25	$6,609	$11,601	$6,703
12/31/25	$6,279	$11,584	$6,374
1/31/26	$6,245	$11,596	$6,337
2/28/26	$6,692	$11,786	$6,787
3/31/26	$6,281	$11,578	$6,375
4/30/26	$6,154	$11,591	$6,242
5/31/26	$6,216	$11,627	$6,306
6/30/26	$6,352	$11,656	$6,447

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)	0.39%	(12.10%)	(4.44%)
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA Long U.S. Treasury Principal STRIPS Index	0.38%	(12.13%)	(4.29%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,368,220
# of Portfolio Holdings	20
Portfolio Turnover Rate	20%
Total Net Management Fees Paid During the Reporting Period	$2,304
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
U.S. Treasury Obligations	100.0%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

ZROZ | Principal Listing Exchange: NYSE Arca

ETF4735TSRAR_063026

PIMCO Active Bond Exchange-Traded Fund

BOND | Principal Listing Exchange: NYSE

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$51	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency residential mortgage-backed securities ("MBS") contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to securitized credit, including non-agency residential MBS, senior asset-backed securities and collateralized loan obligations contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to senior financial corporate credit contributed to relative performance versus the Index, as spreads tightened.

  Long exposure to duration in Australia in late 2025 and 2026 detracted from relative performance versus the Index, as yields rose.

  Underweight exposure to non-financial investment grade corporate credit detracted from relative performance versus the Index, as spreads tightened.

  Short exposure to the Israeli new shekel detracted from relative performance versus the Index, as it appreciated relative to the U.S. dollar.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Active Bond Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/30/16	$10,000	$10,000
7/31/16	$10,092	$10,063
8/31/16	$10,091	$10,052
9/30/16	$10,131	$10,046
10/31/16	$10,079	$9,969
11/30/16	$9,834	$9,733
12/31/16	$9,913	$9,747
1/31/17	$9,986	$9,766
2/28/17	$10,057	$9,832
3/31/17	$10,073	$9,827
4/30/17	$10,145	$9,902
5/31/17	$10,201	$9,979
6/30/17	$10,199	$9,969
7/31/17	$10,265	$10,011
8/31/17	$10,369	$10,101
9/30/17	$10,331	$10,053
10/31/17	$10,344	$10,059
11/30/17	$10,337	$10,046
12/31/17	$10,385	$10,092
1/31/18	$10,293	$9,976
2/28/18	$10,199	$9,881
3/31/18	$10,252	$9,945
4/30/18	$10,175	$9,871
5/31/18	$10,236	$9,941
6/30/18	$10,241	$9,929
7/31/18	$10,250	$9,931
8/31/18	$10,320	$9,995
9/30/18	$10,271	$9,931
10/31/18	$10,186	$9,852
11/30/18	$10,233	$9,911
12/31/18	$10,401	$10,093
1/31/19	$10,545	$10,200
2/28/19	$10,567	$10,195
3/31/19	$10,750	$10,390
4/30/19	$10,770	$10,393
5/31/19	$10,929	$10,577
6/30/19	$11,060	$10,710
7/31/19	$11,104	$10,734
8/31/19	$11,325	$11,012
9/30/19	$11,280	$10,953
10/31/19	$11,309	$10,986
11/30/19	$11,318	$10,981
12/31/19	$11,305	$10,973
1/31/20	$11,530	$11,184
2/29/20	$11,707	$11,386
3/31/20	$11,323	$11,319
4/30/20	$11,569	$11,520
5/31/20	$11,659	$11,573
6/30/20	$11,825	$11,646
7/31/20	$12,024	$11,820
8/31/20	$11,987	$11,725
9/30/20	$11,993	$11,718
10/31/20	$11,941	$11,666
11/30/20	$12,099	$11,781
12/31/20	$12,168	$11,797
1/31/21	$12,144	$11,712
2/28/21	$12,002	$11,543
3/31/21	$11,849	$11,399
4/30/21	$11,967	$11,489
5/31/21	$11,989	$11,527
6/30/21	$12,085	$11,608
7/31/21	$12,223	$11,737
8/31/21	$12,213	$11,715
9/30/21	$12,128	$11,614
10/31/21	$12,093	$11,610
11/30/21	$12,113	$11,645
12/31/21	$12,096	$11,615
1/31/22	$11,862	$11,365
2/28/22	$11,705	$11,238
3/31/22	$11,325	$10,926
4/30/22	$10,895	$10,511
5/31/22	$10,896	$10,579
6/30/22	$10,640	$10,413
7/31/22	$10,922	$10,667
8/31/22	$10,634	$10,366
9/30/22	$10,150	$9,918
10/31/22	$9,980	$9,790
11/30/22	$10,354	$10,150
12/31/22	$10,342	$10,104
1/31/23	$10,724	$10,415
2/28/23	$10,504	$10,145
3/31/23	$10,666	$10,403
4/30/23	$10,729	$10,466
5/31/23	$10,649	$10,352
6/30/23	$10,626	$10,315
7/31/23	$10,634	$10,308
8/31/23	$10,581	$10,242
9/30/23	$10,314	$9,982
10/31/23	$10,105	$9,824
11/30/23	$10,586	$10,269
12/31/23	$10,996	$10,662
1/31/24	$11,007	$10,633
2/29/24	$10,880	$10,483
3/31/24	$10,991	$10,580
4/30/24	$10,734	$10,312
5/31/24	$10,936	$10,487
6/30/24	$11,049	$10,587
7/31/24	$11,315	$10,834
8/31/24	$11,477	$10,990
9/30/24	$11,624	$11,137
10/31/24	$11,329	$10,860
11/30/24	$11,490	$10,975
12/31/24	$11,296	$10,796
1/31/25	$11,373	$10,853
2/28/25	$11,652	$11,092
3/31/25	$11,645	$11,096
4/30/25	$11,649	$11,140
5/31/25	$11,569	$11,060
6/30/25	$11,774	$11,230
7/31/25	$11,753	$11,200
8/31/25	$11,919	$11,334
9/30/25	$12,066	$11,458
10/31/25	$12,184	$11,529
11/30/25	$12,263	$11,601
12/31/25	$12,251	$11,584
1/31/26	$12,305	$11,596
2/28/26	$12,502	$11,786
3/31/26	$12,248	$11,578
4/30/26	$12,286	$11,591
5/31/26	$12,334	$11,627
6/30/26	$12,381	$11,656

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Active Bond Exchange-Traded Fund (at NAV)	5.15%	0.48%	2.16%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$8,313,131
# of Portfolio Holdings	2,056
Portfolio Turnover Rate	435%
Total Net Management Fees Paid During the Reporting Period	$30,691
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
U.S. Government Agencies	49.1%
Corporate Bonds & Notes	24.5%
U.S. Treasury Obligations	13.4%
Asset-Backed Securities	13.0%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.5%
Preferred Securities	0.6%
Municipal Bonds & Notes	0.6%
Loan Participations and Assignments	0.6%
Short-Term Instruments	14.8%
Affiliated Investments	4.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(30.7%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.400.4ETF (888.400.4383).

Change to Shareholder Expenses. Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund's average daily net assets, will decrease by 0.10% to 0.45%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Active Bond Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

BOND | Principal Listing Exchange: NYSE

ETF4700TSRAR_063026

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

TIPZ | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$20	0.20%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. real yields detracted from absolute performance for both the Fund and the ICE BofA US Inflation-Linked Treasury Index (“Index”), as real yields moved higher.

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as the coupon, contributed to absolute performance for both the Fund and the Index, as U.S. inflation moved higher.

  There were no other material contributors or detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. Inflation-Linked Treasury Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,080	$10,063	$10,090
8/31/16	$10,039	$10,052	$10,046
9/30/16	$10,114	$10,046	$10,101
10/31/16	$10,049	$9,969	$10,050
11/30/16	$9,829	$9,733	$9,849
12/31/16	$9,826	$9,747	$9,834
1/31/17	$9,915	$9,766	$9,916
2/28/17	$9,958	$9,832	$9,973
3/31/17	$9,956	$9,827	$9,963
4/30/17	$10,007	$9,902	$10,023
5/31/17	$10,004	$9,979	$10,025
6/30/17	$9,913	$9,969	$9,925
7/31/17	$9,961	$10,011	$9,971
8/31/17	$10,068	$10,101	$10,087
9/30/17	$9,993	$10,053	$10,018
10/31/17	$10,019	$10,059	$10,040
11/30/17	$10,033	$10,046	$10,060
12/31/17	$10,143	$10,092	$10,162
1/31/18	$10,042	$9,976	$10,072
2/28/18	$9,933	$9,881	$9,964
3/31/18	$10,034	$9,945	$10,076
4/30/18	$10,023	$9,871	$10,069
5/31/18	$10,052	$9,941	$10,112
6/30/18	$10,117	$9,929	$10,155
7/31/18	$10,064	$9,931	$10,104
8/31/18	$10,128	$9,995	$10,179
9/30/18	$10,022	$9,931	$10,061
10/31/18	$9,865	$9,852	$9,908
11/30/18	$9,915	$9,911	$9,954
12/31/18	$9,967	$10,093	$10,010
1/31/19	$10,113	$10,200	$10,155
2/28/19	$10,094	$10,195	$10,148
3/31/19	$10,300	$10,390	$10,348
4/30/19	$10,323	$10,393	$10,383
5/31/19	$10,515	$10,577	$10,568
6/30/19	$10,592	$10,710	$10,653
7/31/19	$10,628	$10,734	$10,692
8/31/19	$10,896	$11,012	$10,973
9/30/19	$10,765	$10,953	$10,805
10/31/19	$10,756	$10,986	$10,838
11/30/19	$10,775	$10,981	$10,852
12/31/19	$10,811	$10,973	$10,888
1/31/20	$11,070	$11,184	$11,147
2/29/20	$11,183	$11,386	$11,263
3/31/20	$11,037	$11,319	$11,114
4/30/20	$11,330	$11,520	$11,411
5/31/20	$11,384	$11,573	$11,470
6/30/20	$11,503	$11,646	$11,593
7/31/20	$11,791	$11,820	$11,877
8/31/20	$11,888	$11,725	$11,984
9/30/20	$11,850	$11,718	$11,946
10/31/20	$11,766	$11,666	$11,859
11/30/20	$11,913	$11,781	$12,008
12/31/20	$12,042	$11,797	$12,142
1/31/21	$12,073	$11,712	$12,180
2/28/21	$11,846	$11,543	$11,953
3/31/21	$11,807	$11,399	$11,919
4/30/21	$11,984	$11,489	$12,099
5/31/21	$12,123	$11,527	$12,243
6/30/21	$12,230	$11,608	$12,341
7/31/21	$12,562	$11,737	$12,677
8/31/21	$12,538	$11,715	$12,661
9/30/21	$12,433	$11,614	$12,562
10/31/21	$12,564	$11,610	$12,701
11/30/21	$12,702	$11,645	$12,851
12/31/21	$12,729	$11,615	$12,871
1/31/22	$12,425	$11,365	$12,576
2/28/22	$12,541	$11,238	$12,695
3/31/22	$12,310	$10,926	$12,476
4/30/22	$12,004	$10,511	$12,170
5/31/22	$11,859	$10,579	$12,033
6/30/22	$11,466	$10,413	$11,639
7/31/22	$12,004	$10,667	$12,162
8/31/22	$11,675	$10,366	$11,831
9/30/22	$10,869	$9,918	$11,020
10/31/22	$11,019	$9,790	$11,154
11/30/22	$11,220	$10,150	$11,372
12/31/22	$11,107	$10,104	$11,254
1/31/23	$11,330	$10,415	$11,475
2/28/23	$11,189	$10,145	$11,312
3/31/23	$11,493	$10,403	$11,642
4/30/23	$11,496	$10,466	$11,657
5/31/23	$11,366	$10,352	$11,510
6/30/23	$11,344	$10,315	$11,475
7/31/23	$11,339	$10,308	$11,488
8/31/23	$11,235	$10,242	$11,379
9/30/23	$11,015	$9,982	$11,156
10/31/23	$10,921	$9,824	$11,071
11/30/23	$11,221	$10,269	$11,373
12/31/23	$11,503	$10,662	$11,658
1/31/24	$11,547	$10,633	$11,702
2/29/24	$11,431	$10,483	$11,578
3/31/24	$11,507	$10,580	$11,660
4/30/24	$11,321	$10,312	$11,474
5/31/24	$11,518	$10,487	$11,672
6/30/24	$11,600	$10,587	$11,765
7/31/24	$11,804	$10,834	$11,978
8/31/24	$11,898	$10,990	$12,073
9/30/24	$12,073	$11,137	$12,254
10/31/24	$11,839	$10,860	$12,032
11/30/24	$11,896	$10,975	$12,089
12/31/24	$11,692	$10,796	$11,889
1/31/25	$11,850	$10,853	$12,042
2/28/25	$12,121	$11,092	$12,311
3/31/25	$12,197	$11,096	$12,393
4/30/25	$12,195	$11,140	$12,393
5/31/25	$12,131	$11,060	$12,315
6/30/25	$12,247	$11,230	$12,437
7/31/25	$12,261	$11,200	$12,445
8/31/25	$12,456	$11,334	$12,639
9/30/25	$12,510	$11,458	$12,698
10/31/25	$12,557	$11,529	$12,743
11/30/25	$12,579	$11,601	$12,767
12/31/25	$12,502	$11,584	$12,692
1/31/26	$12,555	$11,596	$12,747
2/28/26	$12,732	$11,786	$12,919
3/31/26	$12,548	$11,578	$12,740
4/30/26	$12,684	$11,591	$12,879
5/31/26	$12,719	$11,627	$12,916
6/30/26	$12,653	$11,656	$12,852

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)	3.31%	0.68%	2.38%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA U.S. Inflation-Linked Treasury Index	3.34%	0.82%	2.54%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$85,271
# of Portfolio Holdings	46
Portfolio Turnover Rate	142%
Total Net Management Fees Paid During the Reporting Period	$193
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
U.S. Treasury Obligations	99.4%
Short-Term Instruments	0.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

TIPZ | Principal Listing Exchange: NYSE Arca

ETF4795TSRAR_063026

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

LDUR | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$52	0.51%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance versus the ICE BofA 1-3 Year U.S. Treasury Index ("Index"), as agency MBS had positive total returns.

  Holdings of investment grade corporate credit contributed to relative performance versus the Index, as investment grade corporate credit bonds had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities ("ABS"), contributed to relative performance versus the Index, as ABS had positive total returns.

  Overweight exposure to US duration, specifically the 2-year and 5-year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,066	$10,063	$9,994
8/31/16	$10,091	$10,052	$9,978
9/30/16	$10,112	$10,046	$9,989
10/31/16	$10,131	$9,969	$9,983
11/30/16	$10,088	$9,733	$9,943
12/31/16	$10,109	$9,747	$9,946
1/31/17	$10,128	$9,766	$9,958
2/28/17	$10,157	$9,832	$9,969
3/31/17	$10,174	$9,827	$9,972
4/30/17	$10,201	$9,902	$9,986
5/31/17	$10,227	$9,979	$9,997
6/30/17	$10,254	$9,969	$9,989
7/31/17	$10,261	$10,011	$10,011
8/31/17	$10,283	$10,101	$10,029
9/30/17	$10,310	$10,053	$10,013
10/31/17	$10,341	$10,059	$10,007
11/30/17	$10,334	$10,046	$9,987
12/31/17	$10,325	$10,092	$9,988
1/31/18	$10,309	$9,976	$9,959
2/28/18	$10,315	$9,881	$9,955
3/31/18	$10,310	$9,945	$9,975
4/30/18	$10,325	$9,871	$9,959
5/31/18	$10,350	$9,941	$9,996
6/30/18	$10,365	$9,929	$9,997
7/31/18	$10,390	$9,931	$9,997
8/31/18	$10,417	$9,995	$10,028
9/30/18	$10,440	$9,931	$10,017
10/31/18	$10,460	$9,852	$10,032
11/30/18	$10,458	$9,911	$10,067
12/31/18	$10,463	$10,093	$10,146
1/31/19	$10,519	$10,200	$10,173
2/28/19	$10,575	$10,195	$10,184
3/31/19	$10,621	$10,390	$10,246
4/30/19	$10,664	$10,393	$10,267
5/31/19	$10,698	$10,577	$10,340
6/30/19	$10,745	$10,710	$10,393
7/31/19	$10,792	$10,734	$10,381
8/31/19	$10,837	$11,012	$10,465
9/30/19	$10,846	$10,953	$10,453
10/31/19	$10,874	$10,986	$10,487
11/30/19	$10,881	$10,981	$10,484
12/31/19	$10,918	$10,973	$10,506
1/31/20	$11,018	$11,184	$10,563
2/29/20	$11,118	$11,386	$10,655
3/31/20	$10,807	$11,319	$10,801
4/30/20	$11,005	$11,520	$10,806
5/31/20	$11,112	$11,573	$10,813
6/30/20	$11,257	$11,646	$10,816
7/31/20	$11,298	$11,820	$10,827
8/31/20	$11,318	$11,725	$10,824
9/30/20	$11,345	$11,718	$10,827
10/31/20	$11,391	$11,666	$10,822
11/30/20	$11,374	$11,781	$10,827
12/31/20	$11,407	$11,797	$10,832
1/31/21	$11,438	$11,712	$10,834
2/28/21	$11,432	$11,543	$10,825
3/31/21	$11,426	$11,399	$10,827
4/30/21	$11,435	$11,489	$10,832
5/31/21	$11,444	$11,527	$10,841
6/30/21	$11,433	$11,608	$10,824
7/31/21	$11,444	$11,737	$10,842
8/31/21	$11,446	$11,715	$10,841
9/30/21	$11,453	$11,614	$10,830
10/31/21	$11,415	$11,610	$10,797
11/30/21	$11,388	$11,645	$10,799
12/31/21	$11,371	$11,615	$10,772
1/31/22	$11,295	$11,365	$10,702
2/28/22	$11,218	$11,238	$10,662
3/31/22	$11,035	$10,926	$10,520
4/30/22	$10,994	$10,511	$10,470
5/31/22	$11,039	$10,579	$10,528
6/30/22	$10,928	$10,413	$10,467
7/31/22	$10,963	$10,667	$10,502
8/31/22	$10,920	$10,366	$10,426
9/30/22	$10,817	$9,918	$10,304
10/31/22	$10,749	$9,790	$10,293
11/30/22	$10,815	$10,150	$10,358
12/31/22	$10,871	$10,104	$10,379
1/31/23	$10,951	$10,415	$10,450
2/28/23	$10,899	$10,145	$10,375
3/31/23	$11,005	$10,403	$10,540
4/30/23	$11,044	$10,466	$10,568
5/31/23	$11,026	$10,352	$10,531
6/30/23	$10,987	$10,315	$10,480
7/31/23	$11,051	$10,308	$10,518
8/31/23	$11,101	$10,242	$10,559
9/30/23	$11,114	$9,982	$10,558
10/31/23	$11,147	$9,824	$10,594
11/30/23	$11,262	$10,269	$10,701
12/31/23	$11,399	$10,662	$10,821
1/31/24	$11,473	$10,633	$10,863
2/29/24	$11,446	$10,483	$10,818
3/31/24	$11,501	$10,580	$10,853
4/30/24	$11,472	$10,312	$10,818
5/31/24	$11,559	$10,487	$10,892
6/30/24	$11,620	$10,587	$10,955
7/31/24	$11,741	$10,834	$11,080
8/31/24	$11,827	$10,990	$11,180
9/30/24	$11,921	$11,137	$11,270
10/31/24	$11,878	$10,860	$11,204
11/30/24	$11,933	$10,975	$11,236
12/31/24	$11,986	$10,796	$11,263
1/31/25	$12,057	$10,853	$11,312
2/28/25	$12,152	$11,092	$11,389
3/31/25	$12,195	$11,096	$11,442
4/30/25	$12,244	$11,140	$11,532
5/31/25	$12,243	$11,060	$11,508
6/30/25	$12,319	$11,230	$11,577
7/31/25	$12,338	$11,200	$11,571
8/31/25	$12,472	$11,334	$11,670
9/30/25	$12,495	$11,458	$11,706
10/31/25	$12,549	$11,529	$11,745
11/30/25	$12,610	$11,601	$11,799
12/31/25	$12,659	$11,584	$11,837
1/31/26	$12,705	$11,596	$11,862
2/28/26	$12,773	$11,786	$11,924
3/31/26	$12,725	$11,578	$11,872
4/30/26	$12,768	$11,591	$11,896
5/31/26	$12,787	$11,627	$11,910
6/30/26	$12,818	$11,656	$11,917

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)	4.05%	2.31%	2.51%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA 1-3 Year U.S. Treasury Index	2.94%	1.94%	1.77%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,367,695
# of Portfolio Holdings	953
Portfolio Turnover Rate	280%
Total Net Management Fees Paid During the Reporting Period	$5,301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Corporate Bonds & Notes	47.4%
U.S. Government Agencies	28.4%
Asset-Backed Securities	22.2%
Non-Agency Mortgage-Backed Securities	3.8%
Sovereign Issues	1.8%
Loan Participations and Assignments	0.4%
U.S. Treasury Obligations	0.2%
Short-Term Instruments	7.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(12.1%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

LDUR | Principal Listing Exchange: NYSE Arca

ETF4756TSRAR_063026

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

EMNT | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$25	0.24%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate credit bonds had positive total returns.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities ("ABS"), contributed to relative performance versus the Index, as ABS had positive total returns.

  Overweight exposure to U.S. duration, particularly in the 3-month part of the curve, detracted from relative performance versus the Index, as interest rates fell.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
12/10/19	$10,000	$10,000	$10,000
12/31/19	$10,023	$10,004	$10,010
1/31/20	$10,058	$10,196	$10,023
2/29/20	$10,084	$10,380	$10,036
3/31/20	$9,961	$10,319	$10,048
4/30/20	$10,043	$10,502	$10,057
5/31/20	$10,101	$10,551	$10,061
6/30/20	$10,154	$10,617	$10,062
7/31/20	$10,183	$10,776	$10,063
8/31/20	$10,196	$10,689	$10,064
9/30/20	$10,207	$10,683	$10,065
10/31/20	$10,210	$10,635	$10,066
11/30/20	$10,223	$10,740	$10,067
12/31/20	$10,232	$10,755	$10,068
1/31/21	$10,241	$10,677	$10,068
2/28/21	$10,239	$10,523	$10,069
3/31/21	$10,235	$10,392	$10,070
4/30/21	$10,246	$10,474	$10,070
5/31/21	$10,256	$10,508	$10,070
6/30/21	$10,255	$10,582	$10,070
7/31/21	$10,264	$10,700	$10,071
8/31/21	$10,265	$10,680	$10,071
9/30/21	$10,264	$10,587	$10,071
10/31/21	$10,256	$10,585	$10,072
11/30/21	$10,254	$10,616	$10,072
12/31/21	$10,252	$10,589	$10,072
1/31/22	$10,235	$10,361	$10,073
2/28/22	$10,216	$10,245	$10,074
3/31/22	$10,156	$9,960	$10,075
4/30/22	$10,137	$9,582	$10,078
5/31/22	$10,141	$9,644	$10,083
6/30/22	$10,108	$9,493	$10,090
7/31/22	$10,136	$9,725	$10,100
8/31/22	$10,144	$9,450	$10,115
9/30/22	$10,117	$9,042	$10,135
10/31/22	$10,109	$8,925	$10,160
11/30/22	$10,165	$9,253	$10,189
12/31/22	$10,205	$9,211	$10,224
1/31/23	$10,273	$9,494	$10,261
2/28/23	$10,301	$9,249	$10,297
3/31/23	$10,341	$9,484	$10,338
4/30/23	$10,389	$9,541	$10,379
5/31/23	$10,424	$9,437	$10,423
6/30/23	$10,467	$9,404	$10,468
7/31/23	$10,522	$9,397	$10,515
8/31/23	$10,570	$9,337	$10,564
9/30/23	$10,617	$9,100	$10,612
10/31/23	$10,663	$8,956	$10,662
11/30/23	$10,725	$9,362	$10,711
12/31/23	$10,787	$9,720	$10,761
1/31/24	$10,849	$9,694	$10,811
2/29/24	$10,903	$9,557	$10,858
3/31/24	$10,958	$9,645	$10,909
4/30/24	$11,007	$9,401	$10,958
5/31/24	$11,064	$9,561	$11,009
6/30/24	$11,112	$9,651	$11,058
7/31/24	$11,169	$9,877	$11,110
8/31/24	$11,225	$10,019	$11,161
9/30/24	$11,283	$10,153	$11,210
10/31/24	$11,323	$9,901	$11,258
11/30/24	$11,373	$10,006	$11,303
12/31/24	$11,414	$9,842	$11,347
1/31/25	$11,465	$9,894	$11,391
2/28/25	$11,511	$10,112	$11,430
3/31/25	$11,549	$10,116	$11,472
4/30/25	$11,588	$10,155	$11,514
5/31/25	$11,635	$10,083	$11,556
6/30/25	$11,683	$10,238	$11,598
7/31/25	$11,727	$10,211	$11,641
8/31/25	$11,785	$10,333	$11,684
9/30/25	$11,826	$10,445	$11,726
10/31/25	$11,870	$10,511	$11,768
11/30/25	$11,909	$10,576	$11,807
12/31/25	$11,955	$10,560	$11,846
1/31/26	$11,998	$10,572	$11,884
2/28/26	$12,038	$10,745	$11,919
3/31/26	$12,064	$10,555	$11,956
4/30/26	$12,109	$10,567	$11,993
5/31/26	$12,150	$10,600	$12,031
6/30/26	$12,188	$10,626	$12,068

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception 12/10/19
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)	4.32%	3.51%	3.06%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	0.93%
FTSE 3-Month Treasury Bill Index	4.05%	3.69%	2.91%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$211,824
# of Portfolio Holdings	247
Portfolio Turnover Rate	145%
Total Net Management Fees Paid During the Reporting Period	$497
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Corporate Bonds & Notes	53.2%
U.S. Government Agencies	17.5%
Asset-Backed Securities	13.1%
U.S. Treasury Obligations	4.2%
Non-Agency Mortgage-Backed Securities	1.4%
Short-Term Instruments	11.2%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

EMNT | Principal Listing Exchange: NYSE Arca

ETF4757TSRAR_063026

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

MINT | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$37	0.36%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate credit had positive total returns.

  Underweight exposure to US duration, specifically the 2-year part of the curve, contributed to relative performance versus the Index, as interest rates rose.

  Holdings of agency mortgage-backed securities ("MBS") contributed to relative performance versus the Index, as agency MBS had positive total returns.

  Select holdings of securitized credit, particularly asset-backed securities ("ABS"), contributed to relative performance versus the Index, as ABS had positive total returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,023	$10,063	$10,002
8/31/16	$10,049	$10,052	$10,005
9/30/16	$10,061	$10,046	$10,007
10/31/16	$10,078	$9,969	$10,010
11/30/16	$10,088	$9,733	$10,012
12/31/16	$10,100	$9,747	$10,015
1/31/17	$10,119	$9,766	$10,019
2/28/17	$10,142	$9,832	$10,023
3/31/17	$10,158	$9,827	$10,027
4/30/17	$10,173	$9,902	$10,032
5/31/17	$10,188	$9,979	$10,039
6/30/17	$10,205	$9,969	$10,046
7/31/17	$10,223	$10,011	$10,054
8/31/17	$10,239	$10,101	$10,063
9/30/17	$10,255	$10,053	$10,071
10/31/17	$10,273	$10,059	$10,080
11/30/17	$10,279	$10,046	$10,089
12/31/17	$10,290	$10,092	$10,099
1/31/18	$10,303	$9,976	$10,111
2/28/18	$10,312	$9,881	$10,121
3/31/18	$10,322	$9,945	$10,135
4/30/18	$10,341	$9,871	$10,148
5/31/18	$10,364	$9,941	$10,163
6/30/18	$10,378	$9,929	$10,179
7/31/18	$10,401	$9,931	$10,195
8/31/18	$10,426	$9,995	$10,213
9/30/18	$10,445	$9,931	$10,230
10/31/18	$10,460	$9,852	$10,248
11/30/18	$10,465	$9,911	$10,267
12/31/18	$10,468	$10,093	$10,288
1/31/19	$10,515	$10,200	$10,308
2/28/19	$10,548	$10,195	$10,328
3/31/19	$10,582	$10,390	$10,349
4/30/19	$10,616	$10,393	$10,370
5/31/19	$10,645	$10,577	$10,391
6/30/19	$10,673	$10,710	$10,412
7/31/19	$10,699	$10,734	$10,433
8/31/19	$10,723	$11,012	$10,453
9/30/19	$10,746	$10,953	$10,471
10/31/19	$10,772	$10,986	$10,489
11/30/19	$10,792	$10,981	$10,504
12/31/19	$10,814	$10,973	$10,519
1/31/20	$10,852	$11,184	$10,534
2/29/20	$10,870	$11,386	$10,547
3/31/20	$10,599	$11,319	$10,560
4/30/20	$10,761	$11,520	$10,569
5/31/20	$10,839	$11,573	$10,573
6/30/20	$10,909	$11,646	$10,574
7/31/20	$10,936	$11,820	$10,576
8/31/20	$10,954	$11,725	$10,577
9/30/20	$10,961	$11,718	$10,578
10/31/20	$10,969	$11,666	$10,579
11/30/20	$10,979	$11,781	$10,580
12/31/20	$10,990	$11,797	$10,580
1/31/21	$11,002	$11,712	$10,581
2/28/21	$10,999	$11,543	$10,582
3/31/21	$10,987	$11,399	$10,582
4/30/21	$10,997	$11,489	$10,583
5/31/21	$11,007	$11,527	$10,583
6/30/21	$11,006	$11,608	$10,583
7/31/21	$11,014	$11,737	$10,583
8/31/21	$11,015	$11,715	$10,584
9/30/21	$11,013	$11,614	$10,584
10/31/21	$11,000	$11,610	$10,584
11/30/21	$10,995	$11,645	$10,585
12/31/21	$10,990	$11,615	$10,585
1/31/22	$10,965	$11,365	$10,586
2/28/22	$10,937	$11,238	$10,587
3/31/22	$10,849	$10,926	$10,588
4/30/22	$10,815	$10,511	$10,591
5/31/22	$10,817	$10,579	$10,596
6/30/22	$10,764	$10,413	$10,604
7/31/22	$10,796	$10,667	$10,615
8/31/22	$10,814	$10,366	$10,630
9/30/22	$10,787	$9,918	$10,651
10/31/22	$10,768	$9,790	$10,677
11/30/22	$10,830	$10,150	$10,708
12/31/22	$10,885	$10,104	$10,744
1/31/23	$10,979	$10,415	$10,784
2/28/23	$11,002	$10,145	$10,822
3/31/23	$11,024	$10,403	$10,865
4/30/23	$11,079	$10,466	$10,908
5/31/23	$11,140	$10,352	$10,954
6/30/23	$11,204	$10,315	$11,001
7/31/23	$11,273	$10,308	$11,051
8/31/23	$11,332	$10,242	$11,102
9/30/23	$11,391	$9,982	$11,152
10/31/23	$11,443	$9,824	$11,205
11/30/23	$11,497	$10,269	$11,256
12/31/23	$11,559	$10,662	$11,309
1/31/24	$11,627	$10,633	$11,362
2/29/24	$11,683	$10,483	$11,411
3/31/24	$11,748	$10,580	$11,464
4/30/24	$11,802	$10,312	$11,516
5/31/24	$11,863	$10,487	$11,569
6/30/24	$11,913	$10,587	$11,621
7/31/24	$11,967	$10,834	$11,675
8/31/24	$12,022	$10,990	$11,729
9/30/24	$12,079	$11,137	$11,781
10/31/24	$12,134	$10,860	$11,831
11/30/24	$12,189	$10,975	$11,878
12/31/24	$12,238	$10,796	$11,925
1/31/25	$12,291	$10,853	$11,971
2/28/25	$12,340	$11,092	$12,012
3/31/25	$12,378	$11,096	$12,056
4/30/25	$12,404	$11,140	$12,100
5/31/25	$12,465	$11,060	$12,145
6/30/25	$12,515	$11,230	$12,188
7/31/25	$12,575	$11,200	$12,234
8/31/25	$12,631	$11,334	$12,279
9/30/25	$12,676	$11,458	$12,323
10/31/25	$12,727	$11,529	$12,367
11/30/25	$12,769	$11,601	$12,408
12/31/25	$12,819	$11,584	$12,449
1/31/26	$12,869	$11,596	$12,490
2/28/26	$12,911	$11,786	$12,526
3/31/26	$12,947	$11,578	$12,565
4/30/26	$13,000	$11,591	$12,604
5/31/26	$13,049	$11,627	$12,644
6/30/26	$13,094	$11,656	$12,682

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)	4.63%	3.53%	2.73%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
FTSE 3-Month Treasury Bill Index	4.05%	3.69%	2.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$16,502,537
# of Portfolio Holdings	1,030
Portfolio Turnover Rate	89%
Total Net Management Fees Paid During the Reporting Period	$51,553
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Corporate Bonds & Notes	62.2%
U.S. Government Agencies	13.3%
Asset-Backed Securities	13.0%
U.S. Treasury Obligations	6.2%
Non-Agency Mortgage-Backed Securities	1.2%
Sovereign Issues	0.8%
Short-Term Instruments	6.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

MINT | Principal Listing Exchange: NYSE Arca

ETF4750TSRAR_063026

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

MUNI | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$36	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight duration position contributed to performance, as interest rates broadly fell.

  Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Select exposure within the general obligation segment detracted from performance, as our holdings underperformed the broader municipal market.

  Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from performance, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,009	$10,006	$10,014
8/31/16	$10,030	$10,020	$10,017
9/30/16	$10,008	$9,970	$9,981
10/31/16	$9,919	$9,865	$9,900
11/30/16	$9,584	$9,497	$9,581
12/31/16	$9,643	$9,609	$9,674
1/31/17	$9,687	$9,672	$9,742
2/28/17	$9,740	$9,739	$9,807
3/31/17	$9,771	$9,760	$9,823
4/30/17	$9,844	$9,831	$9,894
5/31/17	$9,954	$9,987	$10,023
6/30/17	$9,931	$9,951	$9,985
7/31/17	$9,995	$10,032	$10,058
8/31/17	$10,074	$10,108	$10,125
9/30/17	$10,042	$10,057	$10,078
10/31/17	$10,067	$10,081	$10,092
11/30/17	$10,012	$10,027	$10,010
12/31/17	$10,082	$10,132	$10,093
1/31/18	$9,997	$10,013	$10,005
2/28/18	$9,963	$9,983	$9,979
3/31/18	$9,984	$10,020	$10,001
4/30/18	$9,955	$9,984	$9,974
5/31/18	$10,042	$10,098	$10,068
6/30/18	$10,056	$10,107	$10,086
7/31/18	$10,085	$10,131	$10,118
8/31/18	$10,105	$10,157	$10,136
9/30/18	$10,053	$10,092	$10,079
10/31/18	$9,995	$10,030	$10,038
11/30/18	$10,090	$10,141	$10,140
12/31/18	$10,193	$10,262	$10,252
1/31/19	$10,287	$10,340	$10,339
2/28/19	$10,351	$10,395	$10,389
3/31/19	$10,474	$10,559	$10,510
4/30/19	$10,507	$10,599	$10,531
5/31/19	$10,655	$10,745	$10,659
6/30/19	$10,701	$10,785	$10,703
7/31/19	$10,781	$10,872	$10,788
8/31/19	$10,915	$11,043	$10,913
9/30/19	$10,844	$10,955	$10,825
10/31/19	$10,855	$10,974	$10,853
11/30/19	$10,874	$11,002	$10,878
12/31/19	$10,910	$11,035	$10,912
1/31/20	$11,070	$11,234	$11,080
2/29/20	$11,175	$11,378	$11,184
3/31/20	$10,814	$10,966	$10,858
4/30/20	$10,717	$10,828	$10,781
5/31/20	$11,039	$11,173	$11,086
6/30/20	$11,135	$11,264	$11,151
7/31/20	$11,300	$11,454	$11,307
8/31/20	$11,276	$11,400	$11,269
9/30/20	$11,275	$11,403	$11,278
10/31/20	$11,254	$11,369	$11,250
11/30/20	$11,380	$11,540	$11,374
12/31/20	$11,451	$11,610	$11,429
1/31/21	$11,508	$11,684	$11,483
2/28/21	$11,350	$11,499	$11,338
3/31/21	$11,388	$11,570	$11,392
4/30/21	$11,475	$11,667	$11,463
5/31/21	$11,509	$11,702	$11,480
6/30/21	$11,532	$11,734	$11,494
7/31/21	$11,611	$11,831	$11,578
8/31/21	$11,578	$11,788	$11,554
9/30/21	$11,494	$11,703	$11,484
10/31/21	$11,466	$11,668	$11,450
11/30/21	$11,535	$11,768	$11,511
12/31/21	$11,542	$11,787	$11,527
1/31/22	$11,277	$11,464	$11,246
2/28/22	$11,226	$11,423	$11,211
3/31/22	$10,918	$11,053	$10,913
4/30/22	$10,662	$10,747	$10,684
5/31/22	$10,782	$10,907	$10,834
6/30/22	$10,652	$10,728	$10,743
7/31/22	$10,890	$11,011	$10,983
8/31/22	$10,711	$10,770	$10,793
9/30/22	$10,414	$10,357	$10,466
10/31/22	$10,345	$10,271	$10,426
11/30/22	$10,717	$10,751	$10,791
12/31/22	$10,758	$10,782	$10,842
1/31/23	$11,002	$11,091	$11,086
2/28/23	$10,809	$10,841	$10,877
3/31/23	$10,999	$11,081	$11,088
4/30/23	$10,999	$11,056	$11,057
5/31/23	$10,924	$10,960	$10,960
6/30/23	$10,999	$11,070	$11,042
7/31/23	$11,026	$11,114	$11,086
8/31/23	$10,937	$10,954	$10,974
9/30/23	$10,704	$10,633	$10,728
10/31/23	$10,622	$10,542	$10,683
11/30/23	$11,139	$11,211	$11,200
12/31/23	$11,411	$11,472	$11,412
1/31/24	$11,398	$11,413	$11,368
2/29/24	$11,409	$11,428	$11,379
3/31/24	$11,418	$11,428	$11,379
4/30/24	$11,303	$11,286	$11,262
5/31/24	$11,294	$11,253	$11,195
6/30/24	$11,439	$11,425	$11,339
7/31/24	$11,530	$11,530	$11,440
8/31/24	$11,617	$11,621	$11,541
9/30/24	$11,718	$11,735	$11,636
10/31/24	$11,562	$11,564	$11,488
11/30/24	$11,713	$11,764	$11,629
12/31/24	$11,591	$11,593	$11,512
1/31/25	$11,648	$11,651	$11,591
2/28/25	$11,778	$11,766	$11,704
3/31/25	$11,599	$11,567	$11,557
4/30/25	$11,563	$11,474	$11,486
5/31/25	$11,557	$11,481	$11,550
6/30/25	$11,653	$11,553	$11,638
7/31/25	$11,645	$11,529	$11,667
8/31/25	$11,749	$11,630	$11,765
9/30/25	$11,966	$11,899	$11,940
10/31/25	$12,081	$12,046	$12,043
11/30/25	$12,112	$12,074	$12,075
12/31/25	$12,130	$12,085	$12,109
1/31/26	$12,228	$12,198	$12,237
2/28/26	$12,374	$12,350	$12,361
3/31/26	$12,139	$12,063	$12,075
4/30/26	$12,230	$12,202	$12,172
5/31/26	$12,275	$12,247	$12,203
6/30/26	$12,341	$12,365	$12,277

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)	5.90%	1.36%	2.13%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
Bloomberg 1-15 Year Municipal Bond Index	5.49%	1.33%	2.07%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,086,855
# of Portfolio Holdings	648
Portfolio Turnover Rate	20%
Total Net Management Fees Paid During the Reporting Period	$8,806
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Health, Hospital & Nursing Home Revenue	19.8%
Local or Guaranteed Housing	12.5%
Ad Valorem Property Tax	9.8%
Natural Gas Revenue	7.1%
Sovereign	6.1%
Electric Power & Light Revenue	6.0%
College & University Revenue	5.5%
Income Tax Revenue	4.3%
Highway Revenue Tolls	4.2%
Sales Tax Revenue	3.5%
Miscellaneous Revenue	3.5%
Water Revenue	3.0%
Other Investments	13.3%
Short-Term Instruments	0.7%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

MUNI | Principal Listing Exchange: NYSE Arca

ETF4754TSRAR_063026

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

CORP | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$39	0.38%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to investment grade credit default indices contributed to relative performance versus the ICE BofA US Corporate Index ("Index"), as spreads tightened.

  Underweight exposure to the technology sector contributed to relative performance versus the Index, as the sector underperformed the Index.

  Security selection within the energy sector, specifically overweight exposure to an independent exploration and production company, contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to the pipelines sector contributed to relative performance versus the Index, as the sector outperformed the Index.

   Duration positioning detracted from relative performance versus the Index, as interest rates rose.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US Corporate Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,150	$10,063	$10,145
8/31/16	$10,167	$10,052	$10,173
9/30/16	$10,150	$10,046	$10,143
10/31/16	$10,053	$9,969	$10,060
11/30/16	$9,766	$9,733	$9,790
12/31/16	$9,836	$9,747	$9,851
1/31/17	$9,869	$9,766	$9,892
2/28/17	$9,990	$9,832	$10,004
3/31/17	$9,968	$9,827	$9,991
4/30/17	$10,076	$9,902	$10,091
5/31/17	$10,181	$9,979	$10,208
6/30/17	$10,219	$9,969	$10,233
7/31/17	$10,300	$10,011	$10,310
8/31/17	$10,374	$10,101	$10,397
9/30/17	$10,355	$10,053	$10,373
10/31/17	$10,398	$10,059	$10,415
11/30/17	$10,376	$10,046	$10,401
12/31/17	$10,464	$10,092	$10,489
1/31/18	$10,373	$9,976	$10,392
2/28/18	$10,193	$9,881	$10,237
3/31/18	$10,205	$9,945	$10,259
4/30/18	$10,110	$9,871	$10,172
5/31/18	$10,143	$9,941	$10,217
6/30/18	$10,104	$9,929	$10,162
7/31/18	$10,195	$9,931	$10,237
8/31/18	$10,238	$9,995	$10,293
9/30/18	$10,212	$9,931	$10,260
10/31/18	$10,058	$9,852	$10,121
11/30/18	$10,035	$9,911	$10,102
12/31/18	$10,181	$10,093	$10,253
1/31/19	$10,419	$10,200	$10,468
2/28/19	$10,449	$10,195	$10,506
3/31/19	$10,724	$10,390	$10,767
4/30/19	$10,783	$10,393	$10,827
5/31/19	$10,923	$10,577	$10,983
6/30/19	$11,180	$10,710	$11,235
7/31/19	$11,253	$10,734	$11,309
8/31/19	$11,596	$11,012	$11,652
9/30/19	$11,530	$10,953	$11,580
10/31/19	$11,595	$10,986	$11,651
11/30/19	$11,622	$10,981	$11,676
12/31/19	$11,652	$10,973	$11,713
1/31/20	$11,937	$11,184	$12,012
2/29/20	$12,058	$11,386	$12,151
3/31/20	$11,232	$11,319	$11,286
4/30/20	$11,791	$11,520	$11,834
5/31/20	$12,013	$11,573	$12,049
6/30/20	$12,271	$11,646	$12,297
7/31/20	$12,649	$11,820	$12,684
8/31/20	$12,479	$11,725	$12,519
9/30/20	$12,439	$11,718	$12,494
10/31/20	$12,401	$11,666	$12,466
11/30/20	$12,753	$11,781	$12,813
12/31/20	$12,818	$11,797	$12,872
1/31/21	$12,666	$11,712	$12,737
2/28/21	$12,456	$11,543	$12,533
3/31/21	$12,241	$11,399	$12,314
4/30/21	$12,381	$11,489	$12,453
5/31/21	$12,455	$11,527	$12,526
6/30/21	$12,675	$11,608	$12,735
7/31/21	$12,840	$11,737	$12,904
8/31/21	$12,803	$11,715	$12,874
9/30/21	$12,668	$11,614	$12,746
10/31/21	$12,687	$11,610	$12,770
11/30/21	$12,692	$11,645	$12,772
12/31/21	$12,679	$11,615	$12,740
1/31/22	$12,286	$11,365	$12,352
2/28/22	$12,054	$11,238	$12,093
3/31/22	$11,752	$10,926	$11,764
4/30/22	$11,149	$10,511	$11,169
5/31/22	$11,229	$10,579	$11,239
6/30/22	$10,930	$10,413	$10,952
7/31/22	$11,282	$10,667	$11,277
8/31/22	$10,964	$10,366	$10,983
9/30/22	$10,427	$9,918	$10,421
10/31/22	$10,309	$9,790	$10,305
11/30/22	$10,819	$10,150	$10,811
12/31/22	$10,774	$10,104	$10,788
1/31/23	$11,208	$10,415	$11,208
2/28/23	$10,881	$10,145	$10,882
3/31/23	$11,192	$10,403	$11,160
4/30/23	$11,285	$10,466	$11,255
5/31/23	$11,138	$10,352	$11,106
6/30/23	$11,162	$10,315	$11,137
7/31/23	$11,207	$10,308	$11,185
8/31/23	$11,134	$10,242	$11,109
9/30/23	$10,860	$9,982	$10,837
10/31/23	$10,663	$9,824	$10,640
11/30/23	$11,263	$10,269	$11,240
12/31/23	$11,721	$10,662	$11,694
1/31/24	$11,733	$10,633	$11,712
2/29/24	$11,562	$10,483	$11,548
3/31/24	$11,694	$10,580	$11,685
4/30/24	$11,424	$10,312	$11,413
5/31/24	$11,636	$10,487	$11,625
6/30/24	$11,712	$10,587	$11,699
7/31/24	$11,997	$10,834	$11,975
8/31/24	$12,185	$10,990	$12,159
9/30/24	$12,384	$11,137	$12,368
10/31/24	$12,102	$10,860	$12,090
11/30/24	$12,261	$10,975	$12,234
12/31/24	$12,046	$10,796	$12,017
1/31/25	$12,120	$10,853	$12,090
2/28/25	$12,378	$11,092	$12,335
3/31/25	$12,344	$11,096	$12,301
4/30/25	$12,344	$11,140	$12,298
5/31/25	$12,336	$11,060	$12,298
6/30/25	$12,573	$11,230	$12,522
7/31/25	$12,581	$11,200	$12,540
8/31/25	$12,722	$11,334	$12,673
9/30/25	$12,896	$11,458	$12,853
10/31/25	$12,959	$11,529	$12,911
11/30/25	$13,049	$11,601	$12,993
12/31/25	$13,006	$11,584	$12,952
1/31/26	$13,050	$11,596	$12,998
2/28/26	$13,230	$11,786	$13,163
3/31/26	$12,953	$11,578	$12,897
4/30/26	$13,028	$11,591	$12,970
5/31/26	$13,114	$11,627	$13,062
6/30/26	$13,134	$11,656	$13,082

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)	4.46%	0.71%	2.76%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
ICE BofA US Corporate Index	4.47%	0.54%	2.72%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,602,410
# of Portfolio Holdings	1,487
Portfolio Turnover Rate	32%
Total Net Management Fees Paid During the Reporting Period	$2,889
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Corporate Bonds & Notes	96.8%
U.S. Treasury Obligations	11.2%
Sovereign Issues	0.8%
Other Investments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

CORP | Principal Listing Exchange: NYSE Arca

ETF4760TSRAR_063026

PIMCO Commodity Strategy Active Exchange-Traded Fund

CMDT | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$71	0.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to natural gas contributed to relative performance versus the Bloomberg Commodity Index Total Return (“Index”), as natural gas posted negative returns.

  Positioning within grains, including an overall underweight exposure, an overweight exposure to Kansas City (“KC”) versus Chicago wheat, and an overweight exposure to Chicago wheat versus corn, contributed to relative performance versus the Index, as grains posted negative returns, KC outperformed Chicago wheat, and Chicago wheat outperformed corn.

  Overweight exposure to gold versus silver and an overall underweight exposure to precious metals detracted from relative performance versus the Index, as gold underperformed silver and both metals posted positive returns.

  Petroleum positions detracted from relative performance versus the Index, as losses from curve strategies were only partially offset by gains from an overall overweight exposure to petroleum.

  Underweight exposure to oilseeds detracted from relative performance versus the Index, as oilseeds posted positive returns.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	S&P 500 Index	Bloomberg Commodity Index Total Return
5/9/23	$10,000	$10,000	$10,000
5/31/23	$9,640	$10,163	$9,491
6/30/23	$10,092	$10,835	$9,874
7/31/23	$10,851	$11,183	$10,492
8/31/23	$10,899	$11,005	$10,412
9/30/23	$10,939	$10,480	$10,339
10/31/23	$10,907	$10,260	$10,367
11/30/23	$10,770	$11,197	$10,133
12/31/23	$10,531	$11,706	$9,861
1/31/24	$10,748	$11,902	$9,900
2/29/24	$10,732	$12,538	$9,754
3/31/24	$11,171	$12,941	$10,077
4/30/24	$11,354	$12,413	$10,348
5/31/24	$11,349	$13,028	$10,530
6/30/24	$11,304	$13,496	$10,368
7/31/24	$10,989	$13,660	$9,949
8/31/24	$10,868	$13,991	$9,954
9/30/24	$11,223	$14,290	$10,438
10/31/24	$11,177	$14,160	$10,245
11/30/24	$11,177	$14,992	$10,286
12/31/24	$11,268	$14,634	$10,391
1/31/25	$11,652	$15,042	$10,802
2/28/25	$11,558	$14,845	$10,886
3/31/25	$11,960	$14,009	$11,314
4/30/25	$11,362	$13,914	$10,770
5/31/25	$11,375	$14,790	$10,708
6/30/25	$11,614	$15,542	$10,966
7/31/25	$11,836	$15,891	$10,916
8/31/25	$12,126	$16,213	$11,126
9/30/25	$12,403	$16,805	$11,366
10/31/25	$12,700	$17,198	$11,695
11/30/25	$12,691	$17,240	$12,069
12/31/25	$12,668	$17,251	$12,030
1/31/26	$13,424	$17,501	$13,277
2/28/26	$13,701	$17,368	$13,423
3/31/26	$14,909	$16,503	$14,967
4/30/26	$15,725	$18,235	$15,597
5/31/26	$15,535	$19,194	$15,041
6/30/26	$14,195	$19,012	$13,757

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	Since Inception 5/9/23
PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)	22.22%	11.79%
S&P 500 Index	22.32%	22.68%
Bloomberg Commodity Index Total Return	25.46%	10.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$750,823
# of Portfolio Holdings	466
Portfolio Turnover Rate	70%
Total Net Management Fees Paid During the Reporting Period	$3,996
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Corporate Bonds & Notes	40.9%
Asset-Backed Securities	14.4%
U.S. Government Agencies	13.4%
Sovereign Issues	2.0%
Non-Agency Mortgage-Backed Securities	1.5%
Short-Term Instruments	12.5%
Affiliated Investments	5.9%
Financial Derivative Instruments	(1.1%)
Other Assets and Liabilities, Net	10.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Commodity Strategy Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

CMDT | Principal Listing Exchange: NYSE Arca

ETF4741TSRAR_063026

PIMCO Inflation PLUS Active Exchange-Traded Fund

PCPI | Principal Listing Exchange: Nasdaq

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Inflation PLUS Active Exchange-Traded Fund (the "Fund") for the period of March 31, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
PIMCO Inflation PLUS Active Exchange-Traded Fund	$14	0.56%Footnote Reference2
Footnote	Description
Footnote[1]	Based on operations from March 31, 2026 to June 30, 2026. Expenses for a full period would have been higher.
Footnote[2]	Annualized

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the inflation accrual component of Treasury Inflation-Protected Securities, as well as the coupon, contributed to absolute performance for both the Fund and the ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index (“Index”), as U.S. inflation moved higher.

  There were no other material contributors or detractors for relative performance for the Fund versus the Index.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Inflation PLUS Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index
3/31/26	$10,000	$10,000	$10,000
4/30/26	$10,076	$10,011	$10,059
5/31/26	$10,114	$10,042	$10,094
6/30/26	$10,088	$10,067	$10,097

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	Since Inception 3/31/26
PIMCO Inflation PLUS Active Exchange-Traded Fund (at NAV)	0.88%
Bloomberg U.S. Aggregate Index	0.67%
ICE U.S. Treasury 0-1 Year Inflation Linked Bond Index	0.97%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$65,292
# of Portfolio Holdings	14
Portfolio Turnover Rate	82%
Total Net Management Fees Paid During the Reporting Period	$24
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
U.S. Treasury Obligations	97.9%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Inflation PLUS Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

PCPI | Principal Listing Exchange: Nasdaq

ETF4776TSRAR_063026

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

PMBS | Principal Listing Exchange: NASDAQ

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$85	0.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") contributed to relative performance versus the Bloomberg U.S. MBS Fixed-Rate Index ("Index"), as agency interest-only positions generated positive returns.

  Exposure to agency commercial MBS contributed to relative performance versus the Index, as spreads tightened.

  Overweight exposure to belly coupons and higher-coupon Government National Mortgage Association MBS contributed to relative performance versus the Index, as these segments generated positive returns.

  Overweight exposure to non-agency residential MBS contributed to relative performance versus the Index, as spreads tightened.

  Overweight U.S. duration positioning detracted from relative performance versus the Index, as U.S. interest rates moved higher.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. The Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (the "Acquired Fund") in a reorganization that occurred as of the close of business on September 20, 2024. Performance disclosed for the periods prior to September 20, 2024 reflects that of the Acquired Fund's Institutional Class shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,040	$10,063	$10,021
8/31/16	$10,042	$10,052	$10,032
9/30/16	$10,121	$10,046	$10,060
10/31/16	$10,120	$9,969	$10,033
11/30/16	$9,931	$9,733	$9,861
12/31/16	$9,952	$9,747	$9,861
1/31/17	$9,982	$9,766	$9,857
2/28/17	$10,051	$9,832	$9,904
3/31/17	$10,065	$9,827	$9,907
4/30/17	$10,124	$9,902	$9,972
5/31/17	$10,205	$9,979	$10,034
6/30/17	$10,208	$9,969	$9,994
7/31/17	$10,249	$10,011	$10,039
8/31/17	$10,352	$10,101	$10,112
9/30/17	$10,348	$10,053	$10,090
10/31/17	$10,352	$10,059	$10,087
11/30/17	$10,347	$10,046	$10,072
12/31/17	$10,388	$10,092	$10,105
1/31/18	$10,282	$9,976	$9,986
2/28/18	$10,236	$9,881	$9,921
3/31/18	$10,291	$9,945	$9,984
4/30/18	$10,258	$9,871	$9,934
5/31/18	$10,328	$9,941	$10,004
6/30/18	$10,336	$9,929	$10,008
7/31/18	$10,341	$9,931	$9,998
8/31/18	$10,402	$9,995	$10,058
9/30/18	$10,357	$9,931	$9,997
10/31/18	$10,304	$9,852	$9,934
11/30/18	$10,385	$9,911	$10,023
12/31/18	$10,524	$10,093	$10,205
1/31/19	$10,624	$10,200	$10,286
2/28/19	$10,624	$10,195	$10,277
3/31/19	$10,779	$10,390	$10,426
4/30/19	$10,770	$10,393	$10,420
5/31/19	$10,904	$10,577	$10,555
6/30/19	$10,986	$10,710	$10,631
7/31/19	$11,019	$10,734	$10,674
8/31/19	$11,103	$11,012	$10,769
9/30/19	$11,130	$10,953	$10,776
10/31/19	$11,169	$10,986	$10,814
11/30/19	$11,177	$10,981	$10,823
12/31/19	$11,197	$10,973	$10,853
1/31/20	$11,280	$11,184	$10,929
2/29/20	$11,381	$11,386	$11,042
3/31/20	$11,270	$11,319	$11,159
4/30/20	$11,414	$11,520	$11,230
5/31/20	$11,481	$11,573	$11,244
6/30/20	$11,536	$11,646	$11,233
7/31/20	$11,589	$11,820	$11,253
8/31/20	$11,640	$11,725	$11,258
9/30/20	$11,673	$11,718	$11,246
10/31/20	$11,709	$11,666	$11,241
11/30/20	$11,744	$11,781	$11,249
12/31/20	$11,790	$11,797	$11,273
1/31/21	$11,853	$11,712	$11,282
2/28/21	$11,819	$11,543	$11,207
3/31/21	$11,762	$11,399	$11,149
4/30/21	$11,837	$11,489	$11,211
5/31/21	$11,800	$11,527	$11,191
6/30/21	$11,832	$11,608	$11,187
7/31/21	$11,907	$11,737	$11,257
8/31/21	$11,904	$11,715	$11,238
9/30/21	$11,891	$11,614	$11,198
10/31/21	$11,877	$11,610	$11,176
11/30/21	$11,875	$11,645	$11,166
12/31/21	$11,854	$11,615	$11,156
1/31/22	$11,717	$11,365	$10,990
2/28/22	$11,614	$11,238	$10,884
3/31/22	$11,299	$10,926	$10,601
4/30/22	$10,861	$10,511	$10,229
5/31/22	$10,943	$10,579	$10,342
6/30/22	$10,677	$10,413	$10,176
7/31/22	$11,007	$10,667	$10,504
8/31/22	$10,692	$10,366	$10,144
9/30/22	$10,131	$9,918	$9,632
10/31/22	$9,956	$9,790	$9,495
11/30/22	$10,337	$10,150	$9,882
12/31/22	$10,284	$10,104	$9,838
1/31/23	$10,642	$10,415	$10,162
2/28/23	$10,412	$10,145	$9,894
3/31/23	$10,545	$10,403	$10,087
4/30/23	$10,623	$10,466	$10,139
5/31/23	$10,552	$10,352	$10,065
6/30/23	$10,597	$10,315	$10,022
7/31/23	$10,588	$10,308	$10,014
8/31/23	$10,500	$10,242	$9,932
9/30/23	$10,216	$9,982	$9,615
10/31/23	$9,952	$9,824	$9,417
11/30/23	$10,465	$10,269	$9,908
12/31/23	$10,870	$10,662	$10,335
1/31/24	$10,857	$10,633	$10,287
2/29/24	$10,736	$10,483	$10,120
3/31/24	$10,871	$10,580	$10,227
4/30/24	$10,566	$10,312	$9,917
5/31/24	$10,808	$10,487	$10,115
6/30/24	$10,914	$10,587	$10,234
7/31/24	$11,201	$10,834	$10,504
8/31/24	$11,350	$10,990	$10,673
9/30/24	$11,528	$11,137	$10,800
10/31/24	$11,210	$10,860	$10,494
11/30/24	$11,382	$10,975	$10,634
12/31/24	$11,219	$10,796	$10,459
1/31/25	$11,277	$10,853	$10,512
2/28/25	$11,569	$11,092	$10,780
3/31/25	$11,574	$11,096	$10,778
4/30/25	$11,585	$11,140	$10,809
5/31/25	$11,486	$11,060	$10,710
6/30/25	$11,708	$11,230	$10,901
7/31/25	$11,674	$11,200	$10,857
8/31/25	$11,881	$11,334	$11,031
9/30/25	$11,992	$11,458	$11,166
10/31/25	$12,094	$11,529	$11,262
11/30/25	$12,179	$11,601	$11,332
12/31/25	$12,216	$11,584	$11,356
1/31/26	$12,312	$11,596	$11,403
2/28/26	$12,512	$11,786	$11,593
3/31/26	$12,289	$11,578	$11,402
4/30/26	$12,334	$11,591	$11,410
5/31/26	$12,361	$11,627	$11,444
6/30/26	$12,386	$11,656	$11,468

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)	5.80%	0.92%	2.16%
Bloomberg U.S. Aggregate Index	3.79%	0.08%	1.54%
Bloomberg U.S. MBS Fixed-Rate Index	5.21%	0.50%	1.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,385,931
# of Portfolio Holdings	1,263
Portfolio Turnover Rate	1,018%
Total Net Management Fees Paid During the Reporting Period	$3,834
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
U.S. Government Agencies	155.5%
Asset-Backed Securities	3.1%
Non-Agency Mortgage-Backed Securities	1.8%
Short-Term Instruments	1.8%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(63.3%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.12% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

PMBS | Principal Listing Exchange: NASDAQ

ETF4742TSRAR_063026

PIMCO Multisector Bond Active Exchange-Traded Fund

PYLD | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$58	0.56%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the cash rate remained elevated.

  Exposure to agency residential mortgage-backed securities contributed to absolute performance, as the asset class delivered positive returns.

  Exposure to investment grade credit contributed to absolute performance, as the asset class delivered positive returns.

  U.S. duration positioning detracted from absolute performance, as interest rates rose.

  Long exposure to the Japanese yen detracted from absolute performance, as the yen depreciated relative to the U.S. dollar.

  Australian duration positioning detracted from absolute performance, as interest rates rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index
6/21/23	$10,000	$10,000
6/30/23	$10,008	$9,960
7/31/23	$10,060	$9,953
8/31/23	$10,025	$9,890
9/30/23	$9,844	$9,638
10/31/23	$9,710	$9,486
11/30/23	$10,175	$9,916
12/31/23	$10,517	$10,295
1/31/24	$10,570	$10,267
2/29/24	$10,520	$10,122
3/31/24	$10,664	$10,216
4/30/24	$10,501	$9,957
5/31/24	$10,692	$10,126
6/30/24	$10,774	$10,222
7/31/24	$11,024	$10,461
8/31/24	$11,194	$10,611
9/30/24	$11,357	$10,753
10/31/24	$11,180	$10,487
11/30/24	$11,340	$10,598
12/31/24	$11,297	$10,424
1/31/25	$11,410	$10,479
2/28/25	$11,595	$10,710
3/31/25	$11,586	$10,714
4/30/25	$11,577	$10,756
5/31/25	$11,657	$10,679
6/30/25	$11,854	$10,843
7/31/25	$11,868	$10,815
8/31/25	$12,043	$10,944
9/30/25	$12,171	$11,063
10/31/25	$12,262	$11,133
11/30/25	$12,344	$11,202
12/31/25	$12,403	$11,185
1/31/26	$12,468	$11,197
2/28/26	$12,557	$11,380
3/31/26	$12,313	$11,180
4/30/26	$12,455	$11,192
5/31/26	$12,535	$11,227
6/30/26	$12,602	$11,254

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)	6.31%	7.95%
Bloomberg U.S. Aggregate Index	3.79%	3.98%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$14,748,965
# of Portfolio Holdings	2,491
Portfolio Turnover Rate	685%
Total Net Management Fees Paid During the Reporting Period	$56,507
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Corporate Bonds & Notes	32.2%
U.S. Government Agencies	29.1%
Asset-Backed Securities	28.8%
Non-Agency Mortgage-Backed Securities	7.7%
Sovereign Issues	7.3%
U.S. Treasury Obligations	3.0%
Loan Participations and Assignments	2.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.7%
Affiliated Investments	0.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(30.1%)
Total	100.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2026 or upon request at 888.400.4ETF (888.400.4383).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.08% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Multisector Bond Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

PYLD | Principal Listing Exchange: NYSE Arca

ETF4796TSRAR_063026

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

MINO | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$40	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight duration exposure contributed to performance, as interest rates broadly fell.

  Select exposure within the industrial revenue sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the broader municipal market.

  Select exposure within the general obligation segment detracted from performance, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from performance, as the sector outperformed the broader municipal market.

  Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index
9/8/21	$10,000	$10,000
9/30/21	$9,918	$9,931
10/31/21	$9,886	$9,902
11/30/21	$9,998	$9,987
12/31/21	$10,031	$10,003
1/31/22	$9,714	$9,729
2/28/22	$9,648	$9,694
3/31/22	$9,322	$9,380
4/30/22	$9,032	$9,120
5/31/22	$9,143	$9,256
6/30/22	$8,911	$9,104
7/31/22	$9,192	$9,345
8/31/22	$8,997	$9,140
9/30/22	$8,669	$8,789
10/31/22	$8,542	$8,716
11/30/22	$8,974	$9,124
12/31/22	$8,983	$9,150
1/31/23	$9,274	$9,413
2/28/23	$9,084	$9,200
3/31/23	$9,218	$9,404
4/30/23	$9,288	$9,382
5/31/23	$9,238	$9,301
6/30/23	$9,345	$9,394
7/31/23	$9,381	$9,432
8/31/23	$9,304	$9,296
9/30/23	$9,065	$9,023
10/31/23	$8,939	$8,946
11/30/23	$9,501	$9,514
12/31/23	$9,753	$9,736
1/31/24	$9,771	$9,686
2/29/24	$9,816	$9,698
3/31/24	$9,841	$9,698
4/30/24	$9,750	$9,578
5/31/24	$9,769	$9,550
6/30/24	$9,910	$9,696
7/31/24	$9,972	$9,785
8/31/24	$10,032	$9,862
9/30/24	$10,143	$9,959
10/31/24	$10,030	$9,814
11/30/24	$10,183	$9,983
12/31/24	$10,047	$9,838
1/31/25	$10,103	$9,887
2/28/25	$10,213	$9,985
3/31/25	$10,042	$9,816
4/30/25	$9,981	$9,737
5/31/25	$9,932	$9,743
6/30/25	$10,004	$9,804
7/31/25	$9,961	$9,784
8/31/25	$10,063	$9,869
9/30/25	$10,333	$10,098
10/31/25	$10,468	$10,223
11/30/25	$10,491	$10,247
12/31/25	$10,491	$10,256
1/31/26	$10,561	$10,352
2/28/26	$10,714	$10,481
3/31/26	$10,518	$10,238
4/30/26	$10,624	$10,355
5/31/26	$10,675	$10,393
6/30/26	$10,762	$10,494

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	Since Inception 9/8/21
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)	7.58%	1.54%
Bloomberg Municipal Bond Index	7.03%	1.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$720,690
# of Portfolio Holdings	520
Portfolio Turnover Rate	29%
Total Net Management Fees Paid During the Reporting Period	$1,834
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Health, Hospital & Nursing Home Revenue	17.4%
Local or Guaranteed Housing	10.2%
Ad Valorem Property Tax	9.0%
College & University Revenue	7.4%
Income Tax Revenue	5.8%
Sovereign	5.2%
Electric Power & Light Revenue	5.1%
Port, Airport & Marina Revenue	4.6%
Natural Gas Revenue	4.6%
Sales Tax Revenue	3.7%
Industrial Revenue	3.2%
Highway Revenue Tolls	3.2%
Other Investments	22.4%
Short-Term Instruments	0.5%
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

MINO | Principal Listing Exchange: NYSE Arca

ETF4764TSRAR_063026

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

PRFD | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$74	0.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.K. Additional Tier 1 securities ("AT1s") contributed to relative performance versus the ICE BofA US All Capital Securities Index ("Index"), as spreads tightened.

  Overweight exposure to Canadian AT1s contributed to relative performance versus the Index, as spreads tightened.

  Security selection within U.S. insurance capital, particularly underweight exposure to an annuities provider, contributed to relative performance versus the Index, as spreads widened.

  Underweight exposure to Canadian non-financial subordinated debt detracted from relative performance versus the Index, as spreads tightened.

  Underweight exposure to Japanese insurance capital detracted from relative performance versus the Index, as spreads tightened.

  Underweight exposure to U.S. preferred securities detracted from relative performance versus the Index, as spreads tightened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	ICE BofA US All Capital Securities Index
1/18/23	$10,000	$10,000	$10,000
1/31/23	$10,164	$9,948	$10,188
2/28/23	$9,968	$9,691	$9,992
3/31/23	$9,355	$9,937	$9,518
4/30/23	$9,472	$9,997	$9,664
5/31/23	$9,410	$9,888	$9,551
6/30/23	$9,482	$9,853	$9,646
7/31/23	$9,721	$9,846	$9,801
8/31/23	$9,598	$9,783	$9,737
9/30/23	$9,416	$9,534	$9,627
10/31/23	$9,173	$9,384	$9,337
11/30/23	$9,723	$9,809	$9,932
12/31/23	$10,185	$10,184	$10,249
1/31/24	$10,314	$10,156	$10,516
2/29/24	$10,360	$10,013	$10,606
3/31/24	$10,541	$10,105	$10,714
4/30/24	$10,368	$9,850	$10,494
5/31/24	$10,596	$10,017	$10,699
6/30/24	$10,705	$10,112	$10,767
7/31/24	$10,879	$10,348	$10,872
8/31/24	$11,083	$10,497	$11,155
9/30/24	$11,304	$10,637	$11,422
10/31/24	$11,198	$10,374	$11,334
11/30/24	$11,295	$10,483	$11,385
12/31/24	$11,220	$10,312	$11,234
1/31/25	$11,293	$10,366	$11,307
2/28/25	$11,444	$10,595	$11,430
3/31/25	$11,385	$10,599	$11,299
4/30/25	$11,263	$10,640	$11,187
5/31/25	$11,427	$10,564	$11,317
6/30/25	$11,644	$10,726	$11,507
7/31/25	$11,708	$10,698	$11,644
8/31/25	$11,833	$10,826	$11,784
9/30/25	$12,037	$10,944	$11,960
10/31/25	$12,128	$11,013	$11,987
11/30/25	$12,147	$11,081	$11,946
12/31/25	$12,189	$11,065	$11,994
1/31/26	$12,258	$11,076	$12,124
2/28/26	$12,402	$11,258	$12,200
3/31/26	$12,083	$11,059	$11,918
4/30/26	$12,294	$11,072	$12,153
5/31/26	$12,351	$11,106	$12,173
6/30/26	$12,417	$11,133	$12,184

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	Since Inception 1/18/23
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)	6.64%	6.48%
Bloomberg U.S. Aggregate Index	3.79%	3.16%
ICE BofA US All Capital Securities Index	5.89%	5.90%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$222,524
# of Portfolio Holdings	244
Portfolio Turnover Rate	36%
Total Net Management Fees Paid During the Reporting Period	$1,420
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Corporate Bonds & Notes	63.3%
Preferred Securities	31.6%
Short-Term Instruments	3.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

PRFD | Principal Listing Exchange: NYSE Arca

ETF4790TSRAR_063026

PIMCO Senior Loan Active Exchange-Traded Fund

LONZ | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$63	0.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to high yield credit default swap indices contributed to relative performance versus the iBoxx USD Liquid Leveraged Loans Index ("Index"), as spreads tightened.

  Security selection within the technology sector, particularly overweight exposure to a media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the mining sector, particularly overweight exposure to a minerals supplier, contributed to relative performance versus the Index, as prices rose.

  Security selection within the retail sector, particularly overweight exposure to a building products company, detracted from relative performance versus the Index, as spreads widened.

  Exposure to U.S. dollar cash equivalents detracted from relative performance versus the Index, as the U.S. cash interest rate underperformed the Index.

  Underweight exposure to the gaming sector detracted from relative performance versus the Index, as the sector outperformed the broader market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	iBoxx USD Liquid Leveraged Loans Index
6/8/22	$10,000	$10,000	$10,000
6/30/22	$9,636	$9,945	$9,661
7/31/22	$9,918	$10,188	$9,935
8/31/22	$10,028	$9,900	$10,039
9/30/22	$9,810	$9,472	$9,794
10/31/22	$9,912	$9,349	$9,934
11/30/22	$10,022	$9,693	$10,032
12/31/22	$10,082	$9,650	$10,104
1/31/23	$10,322	$9,946	$10,370
2/28/23	$10,384	$9,689	$10,399
3/31/23	$10,385	$9,935	$10,437
4/30/23	$10,469	$9,996	$10,555
5/31/23	$10,456	$9,887	$10,492
6/30/23	$10,690	$9,852	$10,725
7/31/23	$10,835	$9,845	$10,848
8/31/23	$10,954	$9,782	$10,954
9/30/23	$11,014	$9,533	$11,020
10/31/23	$10,985	$9,383	$10,996
11/30/23	$11,179	$9,808	$11,115
12/31/23	$11,389	$10,183	$11,298
1/31/24	$11,411	$10,155	$11,312
2/29/24	$11,538	$10,012	$11,437
3/31/24	$11,657	$10,104	$11,544
4/30/24	$11,735	$9,849	$11,623
5/31/24	$11,848	$10,016	$11,714
6/30/24	$11,876	$10,111	$11,739
7/31/24	$11,964	$10,347	$11,842
8/31/24	$12,047	$10,496	$11,915
9/30/24	$12,103	$10,636	$11,971
10/31/24	$12,213	$10,372	$12,082
11/30/24	$12,374	$10,482	$12,215
12/31/24	$12,444	$10,310	$12,253
1/31/25	$12,512	$10,365	$12,330
2/28/25	$12,500	$10,593	$12,303
3/31/25	$12,424	$10,597	$12,240
4/30/25	$12,429	$10,639	$12,267
5/31/25	$12,640	$10,563	$12,423
6/30/25	$12,742	$10,725	$12,528
7/31/25	$12,832	$10,697	$12,602
8/31/25	$12,906	$10,825	$12,668
9/30/25	$13,005	$10,943	$12,745
10/31/25	$13,048	$11,011	$12,786
11/30/25	$13,118	$11,080	$12,826
12/31/25	$13,224	$11,063	$12,912
1/31/26	$13,232	$11,075	$12,865
2/28/26	$13,142	$11,256	$12,657
3/31/26	$13,180	$11,058	$12,740
4/30/26	$13,367	$11,070	$12,874
5/31/26	$13,424	$11,105	$12,942
6/30/26	$13,441	$11,132	$12,929

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	Since Inception 6/8/22
PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)	5.48%	7.55%
Bloomberg U.S. Aggregate Index	3.79%	2.68%
iBoxx USD Liquid Leveraged Loans Index	3.20%	6.53%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$573,977
# of Portfolio Holdings	331
Portfolio Turnover Rate	136%
Total Net Management Fees Paid During the Reporting Period	$3,248
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Loan Participations and Assignments	81.1%
Corporate Bonds & Notes	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	29.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(12.9%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Senior Loan Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

LONZ | Principal Listing Exchange: NYSE Arca

ETF4774TSRAR_063026

PIMCO Ultra Short Government Active Exchange-Traded Fund

BILZ | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$14	0.14%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. Treasury Bills contributed to relative performance versus the FTSE 3-Month Treasury Bill Index, as interest rates rose.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/21/23	$10,000	$10,000	$10,000
6/30/23	$10,015	$9,960	$10,013
7/31/23	$10,056	$9,953	$10,058
8/31/23	$10,102	$9,890	$10,105
9/30/23	$10,147	$9,638	$10,151
10/31/23	$10,191	$9,486	$10,199
11/30/23	$10,240	$9,916	$10,245
12/31/23	$10,288	$10,295	$10,293
1/31/24	$10,333	$10,267	$10,342
2/29/24	$10,374	$10,122	$10,386
3/31/24	$10,421	$10,216	$10,435
4/30/24	$10,465	$9,957	$10,481
5/31/24	$10,516	$10,126	$10,530
6/30/24	$10,559	$10,222	$10,577
7/31/24	$10,607	$10,461	$10,627
8/31/24	$10,658	$10,611	$10,676
9/30/24	$10,708	$10,753	$10,722
10/31/24	$10,748	$10,487	$10,769
11/30/24	$10,788	$10,598	$10,812
12/31/24	$10,832	$10,424	$10,854
1/31/25	$10,871	$10,479	$10,896
2/28/25	$10,905	$10,710	$10,933
3/31/25	$10,942	$10,714	$10,974
4/30/25	$10,979	$10,756	$11,013
5/31/25	$11,018	$10,679	$11,054
6/30/25	$11,054	$10,843	$11,094
7/31/25	$11,094	$10,815	$11,135
8/31/25	$11,139	$10,944	$11,177
9/30/25	$11,175	$11,063	$11,216
10/31/25	$11,215	$11,133	$11,256
11/30/25	$11,247	$11,202	$11,294
12/31/25	$11,287	$11,185	$11,331
1/31/26	$11,319	$11,197	$11,368
2/28/26	$11,348	$11,380	$11,401
3/31/26	$11,381	$11,180	$11,437
4/30/26	$11,415	$11,192	$11,472
5/31/26	$11,449	$11,227	$11,508
6/30/26	$11,483	$11,254	$11,543

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	Since Inception 6/21/23
PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)	3.88%	4.68%
Bloomberg U.S. Aggregate Index	3.79%	3.98%
FTSE 3-Month Treasury Bill Index	4.05%	4.86%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,029,542
# of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$1,292
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Table Summary
Short-Term Instruments	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Ultra Short Government Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

BILZ | Principal Listing Exchange: NYSE Arca

ETF4752TSRAR_063026

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund

SPLS | Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (the "Fund") for the period of January 15, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	$7	0.15%Footnote Reference2
Footnote	Description
Footnote[1]	Based on operations from January 15, 2026 to June 30, 2026. Expenses for a full period would have been higher.
Footnote[2]	Annualized

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to third-party exchange-traded funds ("ETFs") linked to the S&P 500 Index contributed to absolute returns, as the S&P 500 Index returned 8.58%.

  The Fund’s bond alpha strategy was neutral to returns. Highlights about the drivers of returns include the following:

  Duration management contributed to returns based upon short U.S. Treasury futures at the 2-year and 5-year part of the curve to reduce portfolio duration, as U.S. interest rates increased.

  PIMCO Enhanced Short Maturity Active ETF (MINT) contributed to returns based upon allocations to investment grade corporate bonds and agency mortgage-backed securities, as spreads tightened.

  PIMCO Enhanced Low Duration Active ETF (LDUR) detracted from returns based upon positioning to U.S. interest rates, as interest rates increased.

  PIMCO Mortgage-Backed Securities Active ETF (PMBS) detracted from returns based upon positioning to U.S. interest rates, as interest rates increased.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (at NAV)	S&P 500 Index
1/15/26	$10,000	$10,000
1/31/26	$9,986	$9,995
2/28/26	$9,906	$9,919
3/31/26	$9,394	$9,425
4/30/26	$10,412	$10,414
5/31/26	$10,961	$10,963
6/30/26	$10,851	$10,858

The table below shows the average annual total returns of the Fund and a regulatory index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	Since Inception 1/15/26
PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (at NAV)	8.51%
S&P 500 Index	8.58%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$44,378
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$33
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Exchange-Traded Funds	97.6%
Short-Term Instruments	1.1%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

SPLS | Principal Listing Exchange: Cboe BZX Exchange, Inc.

ETF4775TSRAR_063026

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

SMMU | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$36	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

  Overweight exposure to the health care sector contributed to performance, as the sector outperformed the broader municipal market.

  Select exposure within the industrial revenue sector contributed to performance, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from performance, as interest rates broadly fell.

  Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the broader municipal market.

  Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended June 30, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
6/30/16	$10,000	$10,000	$10,000
7/31/16	$10,016	$10,006	$10,017
8/31/16	$10,017	$10,020	$10,002
9/30/16	$9,994	$9,970	$9,981
10/31/16	$9,980	$9,865	$9,988
11/30/16	$9,863	$9,497	$9,945
12/31/16	$9,872	$9,609	$9,964
1/31/17	$9,924	$9,672	$10,001
2/28/17	$9,974	$9,739	$10,033
3/31/17	$9,983	$9,760	$10,033
4/30/17	$10,009	$9,831	$10,049
5/31/17	$10,054	$9,987	$10,068
6/30/17	$10,037	$9,951	$10,060
7/31/17	$10,078	$10,032	$10,084
8/31/17	$10,118	$10,108	$10,106
9/30/17	$10,098	$10,057	$10,094
10/31/17	$10,099	$10,081	$10,095
11/30/17	$10,050	$10,027	$10,050
12/31/17	$10,067	$10,132	$10,056
1/31/18	$10,070	$10,013	$10,084
2/28/18	$10,068	$9,983	$10,102
3/31/18	$10,067	$10,020	$10,094
4/30/18	$10,053	$9,984	$10,085
5/31/18	$10,096	$10,098	$10,118
6/30/18	$10,120	$10,107	$10,154
7/31/18	$10,140	$10,131	$10,175
8/31/18	$10,147	$10,157	$10,171
9/30/18	$10,127	$10,092	$10,152
10/31/18	$10,120	$10,030	$10,161
11/30/18	$10,162	$10,141	$10,193
12/31/18	$10,206	$10,262	$10,231
1/31/19	$10,254	$10,340	$10,263
2/28/19	$10,283	$10,395	$10,286
3/31/19	$10,336	$10,559	$10,314
4/30/19	$10,348	$10,599	$10,322
5/31/19	$10,409	$10,745	$10,360
6/30/19	$10,441	$10,785	$10,392
7/31/19	$10,487	$10,872	$10,427
8/31/19	$10,524	$11,043	$10,441
9/30/19	$10,498	$10,955	$10,419
10/31/19	$10,521	$10,974	$10,449
11/30/19	$10,538	$11,002	$10,468
12/31/19	$10,557	$11,035	$10,483
1/31/20	$10,615	$11,234	$10,520
2/29/20	$10,650	$11,378	$10,541
3/31/20	$10,537	$10,966	$10,489
4/30/20	$10,513	$10,828	$10,513
5/31/20	$10,662	$11,173	$10,617
6/30/20	$10,717	$11,264	$10,617
7/31/20	$10,772	$11,454	$10,643
8/31/20	$10,777	$11,400	$10,645
9/30/20	$10,785	$11,403	$10,653
10/31/20	$10,782	$11,369	$10,645
11/30/20	$10,824	$11,540	$10,658
12/31/20	$10,855	$11,610	$10,667
1/31/21	$10,884	$11,684	$10,685
2/28/21	$10,845	$11,499	$10,681
3/31/21	$10,860	$11,570	$10,689
4/30/21	$10,887	$11,667	$10,697
5/31/21	$10,891	$11,702	$10,701
6/30/21	$10,894	$11,734	$10,700
7/31/21	$10,920	$11,831	$10,714
8/31/21	$10,913	$11,788	$10,711
9/30/21	$10,885	$11,703	$10,700
10/31/21	$10,876	$11,668	$10,698
11/30/21	$10,887	$11,768	$10,701
12/31/21	$10,885	$11,787	$10,700
1/31/22	$10,777	$11,464	$10,629
2/28/22	$10,750	$11,423	$10,616
3/31/22	$10,622	$11,053	$10,527
4/30/22	$10,523	$10,747	$10,485
5/31/22	$10,596	$10,907	$10,565
6/30/22	$10,564	$10,728	$10,568
7/31/22	$10,660	$11,011	$10,625
8/31/22	$10,576	$10,770	$10,541
9/30/22	$10,450	$10,357	$10,450
10/31/22	$10,429	$10,271	$10,464
11/30/22	$10,592	$10,751	$10,584
12/31/22	$10,623	$10,782	$10,579
1/31/23	$10,745	$11,091	$10,668
2/28/23	$10,660	$10,841	$10,578
3/31/23	$10,768	$11,081	$10,691
4/30/23	$10,765	$11,056	$10,660
5/31/23	$10,744	$10,960	$10,649
6/30/23	$10,793	$11,070	$10,699
7/31/23	$10,820	$11,114	$10,722
8/31/23	$10,821	$10,954	$10,734
9/30/23	$10,753	$10,633	$10,690
10/31/23	$10,756	$10,542	$10,719
11/30/23	$10,975	$11,211	$10,874
12/31/23	$11,095	$11,472	$10,938
1/31/24	$11,099	$11,413	$10,934
2/29/24	$11,120	$11,428	$10,951
3/31/24	$11,131	$11,428	$10,950
4/30/24	$11,100	$11,286	$10,952
5/31/24	$11,108	$11,253	$10,978
6/30/24	$11,193	$11,425	$11,040
7/31/24	$11,269	$11,530	$11,113
8/31/24	$11,348	$11,621	$11,186
9/30/24	$11,404	$11,735	$11,221
10/31/24	$11,341	$11,564	$11,193
11/30/24	$11,414	$11,764	$11,237
12/31/24	$11,378	$11,593	$11,234
1/31/25	$11,432	$11,651	$11,293
2/28/25	$11,500	$11,766	$11,340
3/31/25	$11,469	$11,567	$11,352
4/30/25	$11,460	$11,474	$11,332
5/31/25	$11,518	$11,481	$11,387
6/30/25	$11,590	$11,553	$11,446
7/31/25	$11,642	$11,529	$11,504
8/31/25	$11,714	$11,630	$11,550
9/30/25	$11,767	$11,899	$11,559
10/31/25	$11,784	$12,046	$11,553
11/30/25	$11,812	$12,074	$11,586
12/31/25	$11,850	$12,085	$11,623
1/31/26	$11,919	$12,198	$11,688
2/28/26	$11,981	$12,350	$11,736
3/31/26	$11,900	$12,063	$11,697
4/30/26	$11,935	$12,202	$11,707
5/31/26	$11,964	$12,247	$11,742
6/30/26	$11,999	$12,365	$11,786

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2026.

Average Annual Total Returns (%)

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)	3.52%	1.95%	1.84%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
Bloomberg 1-Year Municipal Bond Index	2.98%	1.95%	1.66%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,144,990
# of Portfolio Holdings	353
Portfolio Turnover Rate	34%
Total Net Management Fees Paid During the Reporting Period	$3,488
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Table Summary
Local or Guaranteed Housing	20.2%
Health, Hospital & Nursing Home Revenue	16.9%
College & University Revenue	7.0%
Natural Gas Revenue	6.7%
Sovereign	6.3%
Electric Power & Light Revenue	6.2%
Water Revenue	4.9%
Ad Valorem Property Tax	4.9%
Sales Tax Revenue	2.9%
Highway Revenue Tolls	2.5%
Income Tax Revenue	2.2%
Other Investments	12.8%
Short-Term Instruments	6.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Annual Shareholder Report |

June 30, 2026

SMMU | Principal Listing Exchange: NYSE Arca

ETF4753TSRAR_063026

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Steven Lipiner, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Lipiner is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	June 30, 2026	$ 1,228,394
	June 30, 2025	$ 1,043,992

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	June 30, 2026	$ —
	June 30, 2025	$ —

(c)	Fiscal Year Ended	Tax Fees(2)
	June 30, 2026	$ —
	June 30, 2025	$ —

(d)	Fiscal Year Ended	All Other Fees(3)
	June 30, 2026	$ —
	June 30, 2025	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO ETF Trust (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1) There were no “Audit-Related Fees” for the last two fiscal years.

(2) There were no “Tax Fees” for the last two fiscal years.

(3) There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	June 30, 2026	June 30, 2025
PIMCO ETF Trust	$—	$—
Pacific Investment Management Company LLC (“PIMCO”)	12,857,068	37,929,836

Totals	$12,857,068	$37,929,836

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee (known as the Audit Oversight Committee) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Oversight Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner (Chair)

Ronald C. Parker

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

PIMCO ETF Trust

(b)	Not applicable.

PIMCO ETF TRUST

Annual Financial and Other Information

June 30, 2026

Index Exchange-Traded Funds

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund | ZROZ | NYSE Arca

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund | STPZ | NYSE Arca

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund | LTPZ | NYSE Arca

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund | TIPZ | NYSE Arca

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | HYS | NYSE Arca

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund | CORP | NYSE Arca

Actively-Managed Exchange-Traded Funds

PIMCO Active Bond Exchange-Traded Fund | BOND | NYSE

PIMCO Enhanced Low Duration Active Exchange-Traded Fund | LDUR | NYSE Arca

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund | EMNT | NYSE Arca

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund | MINT | NYSE Arca

PIMCO Inflation PLUS Active Exchange-Traded Fund | PCPI | Nasdaq

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund | MUNI | NYSE Arca

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | PMBS | Nasdaq

PIMCO Multisector Bond Active Exchange-Traded Fund | PYLD | NYSE Arca

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund | MINO | NYSE Arca

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund | PRFD | NYSE Arca

PIMCO Senior Loan Active Exchange-Traded Fund | LONZ | NYSE Arca

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund | SMMU | NYSE Arca

PIMCO Ultra Short Government Active Exchange-Traded Fund | BILZ | NYSE Arca

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund | SPLS | Cboe

PIMCO Commodity Strategy Active Exchange-Traded Fund | CMDT | NYSE Arca

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus.

Important Information About the Funds

PIMCO ETF Trust (the “Trust”) is an open-end management investment company that includes the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. An Index Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. The Trust also includes the PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Inflation PLUS Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund, PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund, which, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, a “Fund” or the “Funds”). Shares of the Funds, except PIMCO Active Bond Exchange-Traded Fund, PIMCO Inflation PLUS Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, and PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund, are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”), the shares of the PIMCO Active Bond Exchange-Traded Fund are listed and traded at market prices on the New York Stock Exchange (“NYSE”), the shares of the PIMCO Inflation PLUS Active Exchange-Traded Fund and PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund are listed and traded at market prices on the Nasdaq Stock Market (“Nasdaq”) and shares of the PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund are listed and traded at market prices on Cboe BCZ Exchange, Inc. (“Cboe”) each a national securities exchange, and other securities markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over time, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could potentially lead to decreased liquidity and increased volatility in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, there could be increased sales of shares, which, among other things, could further reduce the market price for a Fund’s shares.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

2	PIMCO ETF TRUST

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	3

Important Information About the Funds	(Cont.)

otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to a Fund and issuers, both from market conditions and also potential legislative or regulatory responses, is uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings.

Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	10/30/09	Diversified
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	08/20/09	Diversified
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	06/16/11	Diversified
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	09/20/10	Diversified
PIMCO Active Bond Exchange-Traded Fund	02/29/12	Diversified
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	01/22/14	Diversified
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	12/10/19	Diversified
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11/16/09	Diversified
PIMCO Inflation PLUS Active Exchange-Traded Fund	03/31/26	Diversified
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	11/30/09	Diversified
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	09/20/24	Diversified
PIMCO Multisector Bond Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	09/08/21	Diversified
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	01/18/23	Diversified
PIMCO Senior Loan Active Exchange-Traded Fund	06/08/22	Diversified
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	02/01/10	Diversified
PIMCO Ultra Short Government Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	01/15/26	Non-diversified
PIMCO Commodity Strategy Active Exchange-Traded Fund	05/09/23	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Manager, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca (NYSE for the PIMCO Active Bond Exchange-Traded Fund, Nasdaq for

4	PIMCO ETF TRUST

PIMCO Inflation PLUS Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund and Cboe for PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund), each Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

06/30/2026	$67.15	$3.19	$(2.93)	$0.26	$(3.23)	$0.00	$0.00	$(3.23)

06/30/2025	75.17	3.22	(8.09)	(4.87)	(3.15)	0.00	0.00	(3.15)

06/30/2024	91.83	3.22	(16.84)	(13.62)	(3.04)	0.00	0.00	(3.04)

06/30/2023	108.27	3.12	(16.97)	(13.85)	(2.59)	0.00	0.00	(2.59)

06/30/2022	145.38	2.59	(37.32)	(34.73)	(2.38)	0.00	0.00	(2.38)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

06/30/2026	$53.82	$2.57	$(0.84)	$1.73	$(2.20)	$0.00	$0.00	$(2.20)

06/30/2025	51.65	1.23	2.20	3.43	(1.26)	0.00	0.00	(1.26)

06/30/2024	50.30	1.12	1.37	2.49	(1.14)	0.00	0.00	(1.14)

06/30/2023	52.31	1.66	(2.01)	(0.35)	(1.66)	0.00	0.00	(1.66)

06/30/2022	55.05	2.97	(2.83)	0.14	(2.88)	0.00	0.00	(2.88)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

06/30/2026	$52.41	$3.00	$(2.08)	$0.92	$(2.65)	$0.00	$0.00	$(2.65)

06/30/2025	54.09	1.79	(1.65)	0.14	(1.82)	0.00	0.00	(1.82)

06/30/2024	60.01	2.34	(5.85)	(3.51)	(2.41)	0.00	0.00	(2.41)

06/30/2023	65.19	3.08	(5.12)	(2.04)	(3.14)	0.00	0.00	(3.14)

06/30/2022	86.49	4.78	(21.26)	(16.48)	(4.82)	0.00	0.00	(4.82)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

06/30/2026	$53.25	$2.83	$(1.09)	$1.74	$(2.68)	$0.00	$0.00	$(2.68)

06/30/2025	52.52	2.12	0.76	2.88	(2.15)	0.00	0.00	(2.15)

06/30/2024	54.08	2.54	(1.39)	1.15	(2.71)	0.00	0.00	(2.71)

06/30/2023	57.62	3.34	(3.90)	(0.56)	(2.98)	0.00	0.00	(2.98)

06/30/2022	65.77	3.65	(7.47)	(3.82)	(3.79)	(0.54)	0.00	(4.33)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

06/30/2026	$94.81	$6.50	$(1.02)	$5.48	$(6.86)	$0.00	$0.00	$(6.86)

06/30/2025	92.86	6.86	2.01	8.87	(6.92)	0.00	0.00	(6.92)

06/30/2024	90.98	6.35	2.01	8.36	(6.48)	0.00	0.00	(6.48)

06/30/2023	88.56	5.18	2.56	7.74	(5.32)	0.00	0.00	(5.32)

06/30/2022	99.99	3.33	(11.31)	(7.98)	(3.45)	0.00	0.00	(3.45)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

06/30/2026	$97.35	$4.60	$(0.33)	$4.27	$(4.68)	$0.00	$0.00	$(4.68)

06/30/2025	95.10	4.52	2.32	6.84	(4.59)	0.00	0.00	(4.59)

06/30/2024	94.77	4.27	0.27	4.54	(4.21)	0.00	0.00	(4.21)

06/30/2023	96.33	3.67	(1.69)	1.98	(3.54)	0.00	0.00	(3.54)

06/30/2022	114.60	2.64	(18.11)	(15.47)	(2.72)	(0.08)	0.00	(2.80)

PIMCO Active Bond Exchange-Traded Fund

06/30/2026	$92.22	$4.56	$0.10	$4.66	$(4.75)	$0.00	$0.00	$(4.75)

06/30/2025	91.03	4.57	1.28	5.85	(4.66)	0.00	0.00	(4.66)

06/30/2024	91.62	4.40	(0.88)	3.52	(4.11)	0.00	0.00	(4.11)

06/30/2023	95.16	3.65	(3.80)	(0.15)	(3.39)	0.00	0.00	(3.39)

06/30/2022	111.01	2.52	(15.52)	(13.00)	(2.85)	0.00	0.00	(2.85)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

06/30/2026	$95.84	$4.05	$(0.24)	$3.81	$(4.14)	$0.00	$0.00	$(4.14)

06/30/2025	94.79	4.52	1.05	5.57	(4.52)	0.00	0.00	(4.52)

06/30/2024	93.86	4.60	0.68	5.28	(4.15)	0.00	(0.20)	(4.35)

06/30/2023	96.16	3.30	(2.83)	0.47	(2.77)	0.00	0.00	(2.77)

06/30/2022	101.78	1.43	(5.87)	(4.44)	(1.18)	0.00	0.00	(1.18)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

06/30/2026	$98.76	$3.90	$0.27	$4.17	$(3.95)	$0.00	$0.00	$(3.95)

06/30/2025	98.74	4.57	0.38	4.95	(4.93)	0.00	0.00	(4.93)

06/30/2024	97.94	5.10	0.77	5.87	(5.07)	0.00	0.00	(5.07)

06/30/2023	98.43	3.15	0.27	3.42	(3.91)	0.00	0.00	(3.91)

06/30/2022	100.66	0.67	(2.11)	(1.44)	(0.71)	(0.08)	0.00	(0.79)

6	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

$64.18	0.39%	$1,368,220	0.15%	0.15%	0.15%	0.15%	4.87%	20%

67.15	(6.77)	1,522,357	0.15	0.15	0.15	0.15	4.43	17

75.17	(15.00)	1,388,401	0.15	0.15	0.15	0.15	4.19	22

91.83	(12.87)	947,726	0.15	0.15	0.15	0.15	3.30	26

108.27	(24.29)	435,244	0.15	0.15	0.15	0.15	1.90	12

$53.35	3.24%	$526,532	0.20%	0.20%	0.20%	0.20%	4.75%	26%

53.82	6.71	450,505	0.20	0.20	0.20	0.20	2.33	42

51.65	5.01	491,717	0.20	0.20	0.20	0.20	2.23	25

50.30	(0.71)	833,417	0.20	0.20	0.20	0.20	3.26	25

52.31	0.18	1,575,509	0.20	0.20	0.20	0.20	5.46	23

$50.68	1.76%	$707,931	0.20%	0.20%	0.20%	0.20%	5.74%	15%

52.41	0.22	674,511	0.20	0.20	0.20	0.20	3.31	16

54.09	(5.81)	706,924	0.20	0.20	0.20	0.20	4.30	4

60.01	(3.33)	670,356	0.20	0.20	0.20	0.20	4.99	5

65.19	(20.04)	620,606	0.20	0.20	0.20	0.20	5.69	4

$52.31	3.31%	$85,271	0.20%	0.20%	0.20%	0.20%	5.31%	142%

53.25	5.58	94,791	0.20	0.20	0.20	0.20	4.00	180

52.52	2.26	98,743	0.20	0.20	0.20	0.20	4.86	125

54.08	(1.06)	131,420	0.20	0.20	0.20	0.20	5.95	213

57.62	(6.25)	194,771	0.20	0.20	0.20	0.20	5.70	177

$93.43	5.97%	$1,728,545	0.55%	0.55%	0.55%	0.55%	6.88%	66%

94.81	9.90	1,464,779	0.56	0.56	0.55	0.55	7.30	64

92.86	9.54	1,230,384	0.57	0.57	0.55	0.55	6.96	49

90.98	8.98	1,100,838	0.56	0.56	0.55	0.55	5.71	42

88.56	(8.24)	1,115,806	0.55	0.55	0.55	0.55	3.43	45

$96.94	4.46%	$1,602,410	0.38%	0.38%	0.20%	0.20%	4.70%	32%

97.35	7.35	1,317,203	0.41	0.41	0.20	0.20	4.69	18

95.10	4.93	1,129,828	0.36	0.36	0.20	0.20	4.55	23

94.77	2.12	742,059	0.23	0.23	0.20	0.20	3.85	17

96.33	(13.77)	580,883	0.20	0.20	0.20	0.20	2.42	41

$92.13	5.15%	$8,313,131	0.50%	0.52%	0.45%	0.47%	4.92%	435%

92.22	6.56	5,670,424	0.62	0.64	0.53	0.55	4.98	496

91.03	3.98	4,326,761	0.69	0.70	0.54	0.55	4.90	351

91.62	(0.13)	3,478,849	0.58	0.58	0.55	0.55	3.93	352

95.16	(11.96)	3,224,915	0.56	0.56	0.55	0.55	2.37	368

$95.51	4.05%	$1,367,695	0.51%	0.51%	0.46%	0.46%	4.23%	280%

95.84	6.02	929,685	0.54	0.54	0.46	0.46	4.74	289

94.79	5.76	870,154	0.50	0.50	0.46	0.46	4.90	183

93.86	0.51	1,041,832	0.51	0.51	0.46	0.46	3.47	133

96.16	(4.38)	1,444,341	0.53	0.53	0.46	0.46	1.44	269

$98.98	4.32%	$211,824	0.24%	0.36%	0.24%	0.36%	3.95%	145%

98.76	5.14	191,590	0.24	0.36	0.24	0.36	4.63	86

98.74	6.16	166,877	0.24	0.36	0.24	0.36	5.22	73

97.94	3.56	150,823	0.24	0.36	0.24	0.36	3.20	53

98.43	(1.43)	184,071	0.25	0.37	0.24	0.36	0.67	75

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

06/30/2026	$100.53	$4.08	$0.47	$4.55	$(4.31)	$0.00	$0.00	$(4.31)

06/30/2025	100.64	4.85	0.10	4.95	(5.06)	0.00	0.00	(5.06)

06/30/2024	99.78	5.33	0.81	6.14	(5.28)	0.00	0.00	(5.28)

06/30/2023	99.13	3.48	0.49	3.97	(3.32)	0.00	0.00	(3.32)

06/30/2022	101.99	0.67	(2.90)	(2.23)	(0.62)	(0.01)	0.00	(0.63)

PIMCO Inflation PLUS Active Exchange-Traded Fund

03/31/2026 - 06/30/2026	$50.00	$1.04	$(0.60)	$0.44	$(0.22)	$0.00	$0.00	$(0.22)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

06/30/2026	$51.33	$1.81	$1.18	$2.99	$(1.72)	$0.00	$0.00	$(1.72)

06/30/2025	52.11	1.80	(0.83)	0.97	(1.75)	0.00	0.00	(1.75)

06/30/2024	51.82	1.78	0.25	2.03	(1.74)	0.00	0.00	(1.74)

06/30/2023	51.56	1.48	0.17	1.65	(1.39)	0.00	0.00	(1.39)

06/30/2022	56.72	0.92	(5.19)	(4.27)	(0.89)	0.00	0.00	(0.89)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

06/30/2026	$49.04	$2.26	$0.53	$2.79	$(2.45)	$0.00	$0.00	$(2.45)

04/01/2025 - 06/30/2025(h)	49.06	0.60	(0.04)	0.56	(0.58)	0.00	0.00	(0.58	)(i)

03/31/2025(g)	48.51	2.26	0.77	3.03	(2.48)	0.00	0.00	(2.48)

03/31/2024(g)	49.81	1.63	(0.17)	1.46	(2.76)	0.00	0.00	(2.76)

03/31/2023(g)	56.51	1.41	(5.18)	(3.77)	(2.87)	0.00	(0.06)	(2.93)

03/31/2022(g)	60.34	1.07	(3.38)	(2.31)	(1.52)	0.00	0.00	(1.52)

PIMCO Multisector Bond Active Exchange-Traded Fund

06/30/2026	$26.51	$1.35	$0.28	$1.63	$(1.55)	$(0.11)	$0.00	$(1.66)

06/30/2025	25.58	1.42	1.07	2.49	(1.56)	0.00	0.00	(1.56)

06/30/2024	25.02	1.40	0.46	1.86	(1.30)	0.00	0.00	(1.30)

06/21/2023 - 06/30/2023	25.00	0.04	(0.02)	0.02	0.00	0.00	0.00	0.00

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

06/30/2026	$44.21	$1.75	$1.54	$3.29	$(1.77)	$0.00	$0.00	$(1.77)

06/30/2025	45.44	1.73	(1.29)	0.44	(1.67)	0.00	0.00	(1.67)

06/30/2024	44.58	1.85	0.77	2.62	(1.76)	0.00	0.00	(1.76)

06/30/2023	44.06	1.69	0.40	2.09	(1.57)	0.00	0.00	(1.57)

09/08/2021 - 06/30/2022	50.00	0.66	(6.07)	(5.41)	(0.53)	0.00	0.00	(0.53)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

06/30/2026	$50.91	$2.79	$0.51	$3.30	$(2.94)	$0.00	$0.00	$(2.94)

06/30/2025	49.62	2.80	1.44	4.24	(2.95)	0.00	0.00	(2.95)

06/30/2024	46.61	2.71	3.09	5.80	(2.79)	0.00	0.00	(2.79)

01/18/2023 - 06/30/2023	50.00	1.11	(3.69)	(2.58)	(0.81)	0.00	0.00	(0.81)

PIMCO Senior Loan Active Exchange-Traded Fund

06/30/2026	$51.02	$3.21	$(0.52)	$2.69	$(4.40)	$0.00	$0.00	$(4.40)

06/30/2025	51.09	3.59	0.00	3.59	(3.66)	0.00	0.00	(3.66)

06/30/2024	49.87	4.42	0.88	5.30	(4.08)	0.00	0.00	(4.08)

06/30/2023	48.18	3.93	1.18	5.11	(3.42)	0.00	0.00	(3.42)

06/08/2022 - 06/30/2022	50.00	0.06	(1.88)	(1.82)	0.00	0.00	0.00	0.00

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

06/30/2026	$50.17	$1.51	$0.23	$1.74	$(1.43)	$0.00	$0.00	$(1.43)

06/30/2025	49.87	1.49	0.26	1.75	(1.45)	0.00	0.00	(1.45)

06/30/2024	49.57	1.50	0.31	1.81	(1.51)	0.00	0.00	(1.51)

06/30/2023	49.56	1.12	(0.06)	1.06	(1.05)	0.00	0.00	(1.05)

06/30/2022	51.41	0.34	(1.89)	(1.55)	(0.30)	0.00	0.00	(0.30)

PIMCO Ultra Short Government Active Exchange-Traded Fund

06/30/2026	$101.20	$3.79	$0.05	$3.84	$(4.10)	$0.00	$0.00	$(4.10)

06/30/2025	101.11	4.45	0.19	4.64	(4.55)	0.00	0.00	(4.55)

06/30/2024	100.15	5.28	0.04	5.32	(4.36)	0.00	0.00	(4.36)

06/21/2023 - 06/30/2023	100.00	0.18	(0.03)	0.15	0.00	0.00	0.00	0.00

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund

01/15/2026 - 06/30/2026	$50.00	$0.28	$3.96	$4.24	$(0.12)	$0.00	$0.00	$(0.12)

8	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

$100.77	4.63%	$16,502,537	0.36%	0.36%	0.35%	0.35%	4.06%	89%

100.53	5.05	13,366,548	0.36	0.36	0.35	0.35	4.83	79

100.64	6.33	12,049,316	0.35	0.35	0.35	0.35	5.35	57

99.78	4.09	9,257,897	0.35	0.35	0.35	0.35	3.49	35

99.13	(2.20)	11,757,526	0.36	0.36	0.35	0.35	0.67	100

$50.22	0.88%	$65,292	0.56%*	1.04%*	0.25%*	0.73%*	8.28%*	82%

$52.60	5.90%	$3,086,855	0.35%	0.35%	0.35%	0.35%	3.46%	20%

51.33	1.88	2,009,594	0.35	0.35	0.35	0.35	3.47	26

52.11	3.99	1,505,332	0.35	0.35	0.35	0.35	3.46	29

51.82	3.26	981,032	0.35	0.35	0.35	0.35	2.86	47

51.56	(7.63)	847,128	0.35	0.35	0.35	0.35	1.68	50

$49.38	5.80%	$1,385,931	0.83%	0.83%	0.40%	0.40%	4.56%	1,018%

49.04	1.16	542,638	0.71 *	0.71 *	0.40 *	0.40 *	4.94 *	257

49.06	6.46	501,638	0.90	0.90	0.42	0.42	4.66	1,363

48.51	3.10	79,153	1.27	1.27	0.50	0.50	3.44	1,143

49.81	(6.68)	130,619	1.11	1.11	0.50	0.50	2.75	961

56.51	(3.93)	144,523	0.50	0.50	0.50	0.50	1.80	887

$26.48	6.31%	$14,748,965	0.56%	0.66%	0.55%	0.65%	5.08%	685%

26.51	10.02	5,864,825	0.64	0.74	0.55	0.65	5.43	501

25.58	7.66	1,005,834	0.69	0.79	0.55	0.65	5.57	398

25.02	0.08	65,053	0.55 *	0.82 *	0.55 *	0.82 *	4.29 *	20

$45.73	7.58%	$720,690	0.39%	0.49%	0.39%	0.49%	3.86%	29%

44.21	0.95	320,104	0.39	0.49	0.39	0.49	3.84	47

45.44	6.05	158,121	0.39	0.49	0.39	0.49	4.16	39

44.58	4.87	74,899	0.39	0.49	0.39	0.49	3.80	84

44.06	(10.89)	42,296	0.40 *	0.68 *	0.40 *	0.68 *	1.71 *	238

$51.27	6.64%	$222,524	0.72%	0.87%	0.69%	0.84%	5.43%	36%

50.91	8.77	194,459	0.73	0.88	0.69	0.84	5.56	42

49.62	12.91	116,116	0.74	0.89	0.69	0.84	5.73	64

46.61	(5.18)	93,214	0.74 *	1.04 *	0.69 *	0.99 *	5.18 *	22

$49.31	5.48%	$573,977	0.61%	0.71%	0.60%	0.70%	6.36%	136%

51.02	7.30	739,782	0.63	0.73	0.60	0.70	7.06	81

51.09	11.09	392,348	0.61	0.74	0.58	0.71	8.78	65

49.87	10.94	165,559	0.52	0.72	0.50	0.70	7.98	46

48.18	(3.64)	64,557	0.50 *	0.95 *	0.50 *	0.95 *	1.95 *	0

$50.48	3.52%	$1,144,990	0.35%	0.35%	0.35%	0.35%	2.99%	34%

50.17	3.55	892,019	0.35	0.35	0.35	0.35	2.98	32

49.87	3.71	586,508	0.35	0.35	0.35	0.35	3.04	29

49.57	2.16	525,450	0.35	0.35	0.35	0.35	2.26	64

49.56	(3.03)	562,994	0.35	0.35	0.35	0.35	0.67	64

$100.94	3.88%	$1,029,542	0.14%	0.14%	0.14%	0.14%	3.75%	0%

101.20	4.69	821,784	0.14	0.14	0.14	0.14	4.41	0

101.11	5.43	362,970	0.14	0.15	0.14	0.15	5.27	0

100.15	0.15	13,019	0.14 *	0.69 *	0.14 *	0.69 *	5.01 *	0

$54.12	8.51%	$44,378	0.15%*	0.80%*	0.15%*	0.80%*	1.23%*	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Commodity Strategy Active Exchange-Traded Fund (Consolidated)

06/30/2026	$25.80	$0.98	$4.66	$5.64	$(0.83)	$0.00	$0.00	$(0.83)

06/30/2025	27.25	0.98	(0.28)	0.70	(2.15)	0.00	0.00	(2.15)

06/30/2024	25.23	1.21	1.78	2.99	(0.94)	(0.03)	0.00	(0.97)

05/09/2023 - 06/30/2023	25.00	0.18	0.05	0.23	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(f)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(g)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 20, 2024. Performance and financial history of the Acquired Fund’s Institutional Class Shares have been adopted by PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund and will be used going forward. As a result, the information prior to close of business on September 20, 2024 reflects that of the Acquired Fund’s Institutional Class Shares. The Acquired Fund ceased operations as of the date of the reorganization. A conversion ratio of 0.177482, effective September 20, 2024, has been retroactively applied to per share values of the Acquired Fund’s Institutional Class shares.

(h)	Fiscal year end of the Fund changed from March 31st to June 30th.
(i)

Total distributions for the period ended June 30, 2025 may be lower than prior fiscal years due to fiscal year end change resulting in a reduction of the amount of days in the period ended June 30, 2025.

10	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

$30.61	22.22%	$750,823	0.64%		0.96%		0.63%		0.95%		3.32%		70%

25.80	2.74	372,814	0.64		0.97		0.63		0.96		3.78		49

27.25	12.01	302,502	0.64		0.89		0.63		0.88		4.53		50

25.23	0.92	198,722	0.64	*	1.13	*	0.63	*	1.12	*	4.10	*	7

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund

Assets:

Investments, at value
Investments in securities*^	$1,368,404	$524,887	$704,409	$84,858	$1,696,301	$1,745,604	$10,485,894
Investments in Affiliates	0	0	0	0	52,271	4,981	375,307
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	278	53	7,194
Over the counter	0	0	0	0	0	0	15,277
Cash	0	0	0	0	4	0	275
Deposits with counterparty	0	0	0	0	8,868	7,084	10,724
Foreign currency, at value	0	0	0	0	0	0	9,605
Receivable for investments sold	0	9,044	0	0	5,163	81,716	2,669
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	1,551	0	0
Receivable for TBA investments sold	0	0	0	0	0	0	4,459,227
Receivable for Fund shares sold	0	0	0	0	42,038	0	1,843
Interest and/or dividends receivable	0	1,797	3,638	428	28,375	22,024	67,386
Reimbursement receivable from PIMCO	0	0	0	0	0	0	127
Total Assets	1,368,404	535,728	708,047	85,286	1,834,849	1,861,462	15,435,528

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$241,218	$1,981
Payable for sale-buyback transactions	0	0	0	0	0	0	0
Payable for short sales	0	0	0	0	0	0	763,495
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	238	68	11,753
Over the counter	0	0	0	0	0	0	12,050
Payable for investments purchased	0	9,112	0	0	52,167	12,200	680,045
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0	0	0
Payable for TBA investments purchased	0	0	0	0	0	0	5,614,255
Payable for unfunded loan commitments	0	0	0	0	870	0	19,172
Payable upon return of securities loaned	0	0	0	0	52,271	4,981	0
Deposits from counterparty	0	0	0	0	0	320	16,284
Overdraft due to custodian	16	0	0	0	0	0	0
Accrued management fees	168	84	116	15	758	265	3,002
Accrued taxes payable	0	0	0	0	0	0	154
Foreign capital gains tax payable	0	0	0	0	0	0	191
Other liabilities	0	0	0	0	0	0	15
Total Liabilities	184	9,196	116	15	106,304	259,052	7,122,397

Commitments and Contingent Liabilities^^

Net Assets	$1,368,220	$526,532	$707,931	$85,271	$1,728,545	$1,602,410	$8,313,131

Net Assets Consist of:

Paid in capital	$2,097,862	$578,006	$1,094,869	$121,141	$1,998,772	$1,666,234	$8,957,357
Distributable earnings (accumulated loss)	(729,642)	(51,474)	(386,938)	(35,870)	(270,227)	(63,824)	(644,226)

Net Assets	$1,368,220	$526,532	$707,931	$85,271	$1,728,545	$1,602,410	$8,313,131

Shares Issued and Outstanding	21,320	9,870	13,970	1,630	18,500	16,530	90,230

Net Asset Value Per Share Outstanding(a):	$64.18	$53.35	$50.68	$52.31	$93.43	$96.94	$92.13

Cost of investments in securities	$1,676,935	$533,926	$948,953	$89,484	$1,707,473	$1,775,231	$10,464,215
Cost of investments in Affiliates	$0	$0	$0	$0	$52,271	$4,981	$374,020
Cost of foreign currency held	$0	$0	$0	$0	$0	$0	$9,622
Proceeds received on short sales	$0	$0	$0	$0	$0	$0	$759,305
Cost or premiums of financial derivative instruments, net	$0	$0	$0	$0	$142	$4,854	$11,662

* Includes repurchase agreements of:	$0	$0	$0	$0	$62,800	$0	$1,229,300
^ Includes securities on loan of:	$0	$0	$0	$0	$52,232	$4,878	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

12	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Inflation PLUS Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Mortgage-Backed Securities Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund

$1,531,204	$213,102	$16,964,821	$63,888	$3,064,543	$2,248,561	$19,117,293	$737,103	$217,960	$648,133
0	0	4,749	0	0	0	65,039	0	0	0

1,431	0	1,662	8	0	591	14,010	0	98	72
2,962	295	0	0	0	15,598	44,667	0	73	0
1,794	511	51,085	646	578	0	381	0	0	272
13,264	0	8,422	240	0	8,103	60,917	0	3,159	9,693
2,121	77	0	0	0	0	20,221	0	116	0
4,129	117	40,561	26,084	2,596	18,799	24,613	562	2,698	19,281
0	0	0	0	0	0	435	0	0	0
349,527	0	0	0	0	1,131,638	869,534	0	0	0
0	0	70,543	0	0	0	37,068	915	0	0
7,956	1,408	105,366	162	28,620	4,862	133,335	7,066	2,609	2,590
0	21	0	0	0	0	1,159	55	27	45
1,914,388	215,531	17,247,209	91,028	3,096,337	3,428,152	20,388,672	745,701	226,740	680,086

$7,215	$0	$345,798	$8,731	$0	$0	$0	$11,132	$0	$0
0	0	0	0	0	0	0	1,000	0	0
0	0	0	0	0	77,904	0	0	0	0

1,654	0	0	0	0	133	19,011	0	390	85
1,480	37	0	42	0	622	42,807	0	14	0
28,220	3,317	389,433	16,951	8,613	0	1,406,781	12,602	3,660	102,350
0	0	0	0	0	16,872	0	0	0	0
504,603	0	0	0	0	1,938,819	4,084,658	0	0	0
0	0	0	0	0	0	41,917	0	0	3,339
0	0	4,749	0	0	0	0	0	0	0
3,006	290	0	0	0	7,424	36,064	0	0	0
0	0	0	0	0	0	0	0	0	0
515	63	4,692	12	869	447	7,597	277	152	321
0	0	0	0	0	0	266	0	0	0
0	0	0	0	0	0	566	0	0	0
0	0	0	0	0	0	40	0	0	14
546,693	3,707	744,672	25,736	9,482	2,042,221	5,639,707	25,011	4,216	106,109

$1,367,695	$211,824	$16,502,537	$65,292	$3,086,855	$1,385,931	$14,748,965	$720,690	$222,524	$573,977

$1,451,379	$214,245	$16,687,185	$65,497	$3,076,883	$1,423,123	$14,720,377	$715,921	$216,294	$592,606
(83,684)	(2,421)	(184,648)	(205)	9,972	(37,192)	28,588	4,769	6,230	(18,629)

$1,367,695	$211,824	$16,502,537	$65,292	$3,086,855	$1,385,931	$14,748,965	$720,690	$222,524	$573,977

14,320	2,140	163,760	1,300	58,690	28,066	557,040	15,760	4,340	11,640

$95.51	$98.98	$100.77	$50.22	$52.60	$49.38	$26.48	$45.73	$51.27	$49.31

$1,531,974	$213,421	$16,963,268	$64,447	$3,016,604	$2,250,660	$19,066,176	$725,966	$212,934	$649,617
$0	$0	$4,749	$0	$0	$0	$64,871	$0	$0	$0
$2,132	$77	$0	$0	$0	$0	$20,134	$0	$117	$0
$0	$0	$0	$0	$0	$77,704	$0	$0	$0	$0
$979	$0	$0	$32	$0	$17,973	$168,699	$0	$1,306	$9,133

$0	$0	$7,900	$0	$0	$19,000	$2,684,300	$2,200	$4,800	$167,000
$0	$0	$4,659	$0	$0	$0	$0	$0	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	13

Statements of Assets and Liabilities	(Cont.)	June 30, 2026

	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO US Stocks PLUS Active Bond Exchange- Traded Fund
(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$1,146,090	$1,029,614	$43,793
Investments in Affiliates	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	48
Over the counter	0	0	33
Cash	1,050	3	245
Deposits with counterparty	1,008	0	375
Foreign currency, at value	0	0	0
Receivable for investments sold	0	158,858	0
Receivable for investments sold on a delayed-delivery basis	0	0	0
Receivable for TBA investments sold	0	0	0
Receivable for Fund shares sold	0	0	0
Interest and/or dividends receivable	9,127	0	1
Reimbursement receivable from PIMCO	0	0	7
Total Assets	1,157,275	1,188,475	44,502

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0
Payable for sale-buyback transactions	0	0	0
Payable for short sales	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0
Over the counter	0	0	3
Payable for investments purchased	11,961	158,813	105
Payable for investments purchased on a delayed-delivery basis	0	0	0
Payable for TBA investments purchased	0	0	0
Payable for unfunded loan commitments	0	0	0
Payable upon return of securities loaned	0	0	0
Deposits from counterparty	0	0	0
Overdraft due to custodian	0	0	0
Accrued management fees	324	120	16
Accrued taxes payable	0	0	0
Foreign capital gains tax payable	0	0	0
Other liabilities	0	0	0
Total Liabilities	12,285	158,933	124

Commitments and Contingent Liabilities^^

Net Assets	$1,144,990	$1,029,542	$44,378

Net Assets Consist of:

Paid in capital	$1,146,906	$1,028,785	$41,135
Distributable earnings (accumulated loss)	(1,916)	757	3,243

Net Assets	$1,144,990	$1,029,542	$44,378

Shares Issued and Outstanding	22,680	10,200	820

Net Asset Value Per Share Outstanding(a):	$50.48	$100.94	$54.12

Cost of investments in securities	$1,139,967	$1,029,576	$40,745
Cost of investments in Affiliates	$0	$0	$0
Cost of foreign currency held	$0	$0	$0
Proceeds received on short sales	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PIMCO ETF TRUST	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	June 30, 2026

PIMCO Commodity Strategy Active Exchange- Traded Fund
(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$636,244
Investments in Affiliates	44,368
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,042
Over the counter	4,259
Cash	221
Deposits with counterparty	80,574
Foreign currency, at value	1,635
Receivable for investments sold	7,668
Interest and/or dividends receivable	3,772
Reimbursement receivable from PIMCO	190
Total Assets	786,973

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,483
Financial Derivative Instruments
Exchange-traded or centrally cleared	19,336
Over the counter	1,154
Payable for investments purchased	8,606
Deposits from counterparty	3,982
Accrued management fees	589
Total Liabilities	36,150

Commitments and Contingent Liabilities^

Net Assets	$750,823

Net Assets Consist of:

Paid in capital	$635,055
Distributable earnings (accumulated loss)	115,768

Net Assets	$750,823

Shares Issued and Outstanding	24,525

Net Asset Value Per Share Outstanding(a):	$30.61

Cost of investments in securities	$637,152
Cost of investments in Affiliates	$44,203
Cost of foreign currency held	$1,637
Cost or premiums of financial derivative instruments, net	$506

* Includes repurchase agreements of:	$35,900

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	15

Statements of Operations

Year Ended June 30, 2026
(Amounts in thousands†)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund

Investment Income:

Interest, net of foreign taxes*	$76,913	$22,312	$40,808	$5,319
Dividends	73	11	9	7
Dividends from Investments in Affiliates	0	0	0	0
Securities lending income, net	0	0	0	0
Miscellaneous income	0	0	0	0
Total Income	76,986	22,323	40,817	5,326

Expenses:

Management fees	2,304	900	1,373	193
Trustee fees	22	7	10	1
Interest expense	0	0	0	0
Organizational expense	0	0	0	0
Miscellaneous expense	0	0	0	0
Total Expenses	2,326	907	1,383	194
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	2,326	907	1,383	194

Net Investment Income (Loss)	74,660	21,416	39,434	5,132

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	(131,585)	(946)	(40,221)	204
Investments in Affiliates	0	0	0	0
In-kind redemptions	(10,535)	1,068	(2,082)	620
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	(142,120)	122	(42,303)	824

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	81,595	(7,634)	15,597	(2,323)
Investments in Affiliates	0	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	81,595	(7,634)	15,597	(2,323)

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,135	$13,904	$12,728	$3,633

* Foreign tax withholdings	$0	$0	$0	$0

** Foreign capital gains tax	$0	$0	$0	$0

*** Foreign capital gains tax	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was March 31, 2026.
(b)	Inception date of the Fund was January 15, 2026.

16	PIMCO ETF TRUST	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	17

Statements of Operations	(Cont.)

Year Ended June 30, 2026
(Amounts in thousands†)	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund

Investment Income:

Interest, net of foreign taxes*	$114,975	$73,421	$357,751	$54,701
Dividends	77	44	137	0
Dividends from Investments in Affiliates	0	0	14,035	0
Securities lending income, net	859	57	0	0
Miscellaneous income	132	0	360	0
Total Income	116,043	73,522	372,283	54,701

Expenses:

Management fees	8,573	2,889	31,883	5,301
Trustee fees	21	19	85	14
Interest expense	58	2,615	3,158	551
Organizational expense	0	0	0	0
Miscellaneous expense	36	0	10	1
Total Expenses	8,688	5,523	35,136	5,867
Waiver and/or Reimbursement by PIMCO	0	0	(1,191)	0
Net Expenses	8,688	5,523	33,945	5,867

Net Investment Income (Loss)	107,355	67,999	338,338	48,834

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	(10,372)	639	11,820	4,028
Investments in Affiliates	0	0	1,178	0
In-kind redemptions	3,927	2,892	0	0
Exchange-traded or centrally cleared financial derivative instruments	858	2,918	(18,281)	(9,309)
Over the counter financial derivative instruments	4	0	(2,433)	(852)
Short sales	7	0	0	367
Foreign currency	(8)	0	1,385	(43)

Net Realized Gain (Loss)	(5,584)	6,449	(6,331)	(5,809)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	(13,106)	(11,616)	(20,339)	(2,265)
Investments in Affiliates	0	0	(2,072)	0
Exchange-traded or centrally cleared financial derivative instruments	(1,409)	(1,454)	694	825
Over the counter financial derivative instruments	0	0	5,455	920
Foreign currency assets and liabilities	(36)	0	(3,532)	(16)

Net Change in Unrealized Appreciation (Depreciation)	(14,551)	(13,070)	(19,794)	(536)

Net Increase (Decrease) in Net Assets Resulting from Operations	$87,220	$61,378	$312,213	$42,489

* Foreign tax withholdings	$0	$0	$208	$0

** Foreign capital gains tax	$0	$0	$0	$0

*** Foreign capital gains tax	$0	$0	$(154)	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was March 31, 2026.
(b)	Inception date of the Fund was January 15, 2026.

18	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Inflation PLUS Active Exchange- Traded Fund(a)	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Mortgage- Backed Securities Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund

$8,749	$651,333	$852	$95,952	$51,837	$580,745	$20,119	$12,270	$36,332
0	0	0	42	67	246	27	426	113
0	0	0	0	0	1,540	0	0	0
0	13	0	0	0	0	0	0	0
0	0	0	0	0	880	0	0	1,408
8,749	651,346	852	95,994	51,904	583,411	20,146	12,696	37,853

749	51,553	24	8,806	3,834	67,040	2,311	1,732	3,800
3	195	0	31	10	103	5	3	9
2	795	30	0	4,153	898	21	63	68
0	0	185	0	0	0	0	0	0
10	0	0	0	0	506	23	11	26
764	52,543	239	8,837	7,997	68,547	2,360	1,809	3,903
(253)	0	(184)	0	0	(10,532)	(477)	(312)	(552)
511	52,543	55	8,837	7,997	58,015	1,883	1,497	3,351

8,238	598,803	797	87,157	43,907	525,396	18,263	11,199	34,502

166	19,640	(138)	(520)	3,430	18,313	(157)	2,561	(6,645)
0	0	0	0	0	(698)	0	0	0
0	0	0	0	0	13,833	0	0	0
5	25,662	5	0	(408)	(47,900)	164	16	2,438
318	0	(55)	0	1,856	(26,491)	0	16	1,141
0	0	0	0	1	31	0	0	0
99	0	0	0	0	1,841	0	(3)	0

588	45,302	(188)	(520)	4,879	(41,071)	7	2,590	(3,066)

(449)	7,595	(559)	50,124	(3,836)	(32,762)	13,584	(823)	(1,731)
0	0	0	0	0	189	0	0	0
25	12,563	33	0	3,737	104,242	25	(54)	496
405	0	(42)	0	(1,631)	3,434	0	110	(906)
(13)	0	0	0	0	(5,427)	0	(4)	0

(32)	20,158	(568)	50,124	(1,730)	69,676	13,609	(771)	(2,141)

$8,794	$664,263	$41	$136,761	$47,056	$554,001	$31,879	$13,018	$29,295

$0	$89	$0	$0	$0	$699	$0	$0	$0

$0	$0	$0	$0	$0	$3	$0	$0	$0

$0	$0	$0	$0	$0	$(266)	$0	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	19

Statements of Operations	(Cont.)

Year Ended June 30, 2026
(Amounts in thousands†)	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO US Stocks PLUS Active Bond Exchange- Traded Fund(b)

Investment Income:

Interest, net of foreign taxes*	$33,236	$36,195	$39
Dividends	41	0	271
Dividends from Investments in Affiliates	0	0	0
Securities lending income, net	0	0	0
Miscellaneous income	0	0	0
Total Income	33,277	36,195	310

Expenses:

Management fees	3,488	1,299	78
Trustee fees	12	12	0
Interest expense	0	0	0
Organizational expense	0	0	222
Miscellaneous expense	0	28	0
Total Expenses	3,500	1,339	300
Waiver and/or Reimbursement by PIMCO	0	(7)	(265)
Net Expenses	3,500	1,332	35

Net Investment Income (Loss)	29,777	34,863	275

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	1,844	(189)	(9)
Investments in Affiliates	0	0	0
In-kind redemptions	0	428	600
Exchange-traded or centrally cleared financial derivative instruments	0	0	438
Over the counter financial derivative instruments	0	0	(226)
Short sales	0	0	0
Foreign currency	0	0	0

Net Realized Gain (Loss)	1,844	239	803

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	2,019	41	3,048
Investments in Affiliates	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	0	0	(21)
Over the counter financial derivative instruments	0	0	29
Foreign currency assets and liabilities	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	2,019	41	3,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$33,640	$35,143	$4,134

* Foreign tax withholdings	$0	$0	$0

** Foreign capital gains tax	$0	$0	$0

*** Foreign capital gains tax	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was March 31, 2026.
(b)	Inception date of the Fund was January 15, 2026.

20	PIMCO ETF TRUST

Consolidated Statement of Operations

(Amounts in thousands†)	PIMCO Commodity Strategy Active Exchange- Traded Fund

Investment Income:

Interest	$24,368
Dividends	41
Dividends from Investments in Affiliates	971
Total Income	25,380

Expenses:

Management fees	6,064
Trustee fees	7
Interest expense	67
Miscellaneous expense	32
Total Expenses	6,170
Waiver and/or Reimbursement by PIMCO	(2,069)
Net Expenses	4,101

Net Investment Income (Loss)	21,279

Net Realized Gain (Loss):

Investments in securities	62,366
Investments in Affiliates	(16)
Exchange-traded or centrally cleared financial derivative instruments	67,768
Over the counter financial derivative instruments	(1,891)
Foreign currency	(114)

Net Realized Gain (Loss)	128,113

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(23,008)
Investments in Affiliates	128
Exchange-traded or centrally cleared financial derivative instruments	(14,130)
Over the counter financial derivative instruments	3,696
Foreign currency assets and liabilities	(80)

Net Change in Unrealized Appreciation (Depreciation)	(33,394)

Net Increase (Decrease) in Net Assets Resulting from Operations	$115,998

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	21

Statements of Changes in Net Assets

	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$74,660	$69,841	$21,416	$10,851	$39,434	$23,602	$5,132	$4,227

Net realized gain (loss)	(142,120)	(69,057)	122	(5,635)	(42,303)	(48,735)	824	25

Net change in unrealized appreciation (depreciation)	81,595	(123,091)	(7,634)	24,696	15,597	27,821	(2,323)	1,087

Net Increase (Decrease) in Net Assets Resulting from Operations	14,135	(122,307)	13,904	29,912	12,728	2,688	3,633	5,339

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(75,844)	(65,875)	(18,778)	(10,843)	(35,215)	(24,079)	(4,933)	(4,236)

Total Distributions(a)	(75,844)	(65,875)	(18,778)	(10,843)	(35,215)	(24,079)	(4,933)	(4,236)

Fund Share Transactions:

Receipts for shares sold	656,684	1,220,536	167,369	92,852	142,053	147,524	98,346	42,492

Issued as reinvestment of distributions	0	0	0	0	0	0	0	0

Cost of shares redeemed	(749,112)	(898,398)	(86,468)	(153,133)	(86,146)	(158,546)	(106,566)	(47,547)
Net increase (decrease) resulting from Fund share transactions	(92,428)	322,138	80,901	(60,281)	55,907	(11,022)	(8,220)	(5,055)

Total Increase (Decrease) in Net Assets	(154,137)	133,956	76,027	(41,212)	33,420	(32,413)	(9,520)	(3,952)

Net Assets:

Beginning of year	1,522,357	1,388,401	450,505	491,717	674,511	706,924	94,791	98,743
End of year	$1,368,220	$1,522,357	$526,532	$450,505	$707,931	$674,511	$85,271	$94,791

Shares of Beneficial Interest:

Shares sold	10,100	16,750	3,100	1,750	2,750	2,750	1,850	800

Issued as reinvestment of distributions	0	0	0	0	0	0	0	0
Shares redeemed	(11,450)	(12,550)	(1,600)	(2,900)	(1,650)	(2,950)	(2,000)	(900)
Net increase (decrease) in shares outstanding	(1,350)	4,200	1,500	(1,150)	1,100	(200)	(150)	(100)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Fund was March 31, 2026.
(c)	Fiscal year end of the Fund changed from March 31st to June 30th.
(d)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 20, 2024. All class level information disclosed above reflects information prior to close of business on September 20, 2024 of the Acquired Fund. The Acquired Fund ceased operations as of the date of the reorganization.

(e)	A conversion ratio of 0.177482, effective September 20, 2024, has been retroactively applied.
(f)	Inception date of the Fund was January 15, 2026.

22	PIMCO ETF TRUST	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	23

Statements of Changes in Net Assets	(Cont.)

	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		PIMCO Active Bond Exchange-Traded Fund		PIMCO Enhanced Low Duration Active Exchange-Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$107,355	$99,059	$67,999	$60,149	$338,338	$254,369	$48,834	$40,697

Net realized gain (loss)	(5,584)	1,236	6,449	(109)	(6,331)	(63,006)	(5,809)	2,202

Net change in unrealized appreciation (depreciation)	(14,551)	21,631	(13,070)	30,339	(19,794)	119,612	(536)	7,405

Net Increase (Decrease) in Net Assets Resulting from Operations	87,220	121,926	61,378	90,379	312,213	310,975	42,489	50,304

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(112,593)	(99,608)	(68,618)	(60,652)	(346,220)	(257,343)	(48,655)	(40,523)

Total Distributions(a)	(112,593)	(99,608)	(68,618)	(60,652)	(346,220)	(257,343)	(48,655)	(40,523)

Fund Share Transactions:

Receipts for shares sold	476,561	560,828	428,819	293,057	2,676,714	1,337,650	533,942	148,997

Issued as reinvestment of distributions	0	0	0	0	0	0	0	0

Cost of shares redeemed	(187,422)	(348,751)	(136,372)	(135,409)	0	(47,619)	(89,766)	(99,247)
Net increase (decrease) resulting from Fund share transactions	289,139	212,077	292,447	157,648	2,676,714	1,290,031	444,176	49,750

Total Increase (Decrease) in Net Assets	263,766	234,395	285,207	187,375	2,642,707	1,343,663	438,010	59,531

Net Assets:

Beginning of year	1,464,779	1,230,384	1,317,203	1,129,828	5,670,424	4,326,761	929,685	870,154
End of year	$1,728,545	$1,464,779	$1,602,410	$1,317,203	$8,313,131	$5,670,424	$1,367,695	$929,685

Shares of Beneficial Interest:

Shares sold	5,050	5,950	4,400	3,050	28,740	14,480	5,560	1,560

Issued as reinvestment of distributions	0	0	0	0	0	0	0	0
Shares redeemed	(2,000)	(3,750)	(1,400)	(1,400)	0	(520)	(940)	(1,040)
Net increase (decrease) in shares outstanding	3,050	2,200	3,000	1,650	28,740	13,960	4,620	520

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Fund was March 31, 2026.
(c)	Fiscal year end of the Fund changed from March 31st to June 30th.
(d)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 20, 2024. All class level information disclosed above reflects information prior to close of business on September 20, 2024 of the Acquired Fund. The Acquired Fund ceased operations as of the date of the reorganization.

(e)	A conversion ratio of 0.177482, effective September 20, 2024, has been retroactively applied.
(f)	Inception date of the Fund was January 15, 2026.

24	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund		PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		PIMCO Inflation PLUS Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund		PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Inception date through June 30, 2026(b)	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Period from April 1, 2025 to June 30, 2025(c)	Year Ended March 31, 2025(d)

$8,238	$7,699	$598,803	$597,346	$797	$87,157	$61,204	$43,907	$6,297	$8,667

588	(405)	45,302	(3,491)	(188)	(520)	(8,338)	4,879	(2,752)	(165)

(32)	1,026	20,158	13,044	(568)	50,124	(20,862)	(1,730)	2,156	6,752

8,794	8,320	664,263	606,899	41	136,761	32,004	47,056	5,701	15,254

(8,276)	(8,234)	(624,534)	(620,798)	(246)	(81,681)	(58,663)	(45,423)	(6,067)	(8,995)

(8,276)	(8,234)	(624,534)	(620,798)	(246)	(81,681)	(58,663)	(45,423)	(6,067)	(8,995)

54,279	44,359	3,785,498	3,809,582	65,497	1,070,789	721,185	852,578	54,921	437,045

0	0	0	0	0	0	0	0	0	3,884

(34,563)	(19,732)	(689,238)	(2,478,451)	0	(48,608)	(190,264)	(10,918)	(13,555)	(87,798)
19,716	24,627	3,096,260	1,331,131	65,497	1,022,181	530,921	841,660	41,366	353,131

20,234	24,713	3,135,989	1,317,232	65,292	1,077,261	504,262	843,293	41,000	359,390

191,590	166,877	13,366,548	12,049,316	0	2,009,594	1,505,332	542,638	501,638	142,248
$211,824	$191,590	$16,502,537	$13,366,548	$65,292	$3,086,855	$2,009,594	$1,385,931	$542,638	$501,638

550	450	37,660	37,940	1,300	20,480	13,960	17,220	1,120	10,977	(e)

0	0	0	0	0	0	0	0	0	81	(e)
(350)	(200)	(6,860)	(24,710)	0	(940)	(3,700)	(220)	(280)	(1,799	)(e)
200	250	30,800	13,230	1,300	19,540	10,260	17,000	840	9,259	(e)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	25

Statements of Changes in Net Assets	(Cont.)

	PIMCO Multisector Bond Active Exchange-Traded Fund		PIMCO Municipal Income Opportunities Active Exchange-Traded Fund		PIMCO Preferred and Capital Securities Active Exchange-Traded Fund		PIMCO Senior Loan Active Exchange-Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$525,396	$164,714	$18,263	$9,344	$11,199	$9,015	$34,502	$51,630
Net realized gain (loss)	(41,071)	(7,922)	7	(2,672)	2,590	(191)	(3,066)	(5,573)
Net change in unrealized appreciation (depreciation)	69,676	112,775	13,609	(5,266)	(771)	3,715	(2,141)	(3,601)

Net Increase (Decrease) in Net Assets Resulting from Operations	554,001	269,567	31,879	1,406	13,018	12,539	29,295	42,456

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(616,087)	(169,205)	(18,044)	(8,733)	(11,724)	(9,265)	(46,764)	(50,699)

Total Distributions(a)	(616,087)	(169,205)	(18,044)	(8,733)	(11,724)	(9,265)	(46,764)	(50,699)

Fund Share Transactions:

Receipts for shares sold	9,385,547	5,015,184	403,516	199,668	52,434	78,103	218,104	643,718

Issued as reinvestment of distributions	0	0	0	0	0	0	0	0
Cost of shares redeemed	(439,321)	(256,555)	(16,765)	(30,358)	(25,663)	(3,034)	(366,440)	(288,041)
Net increase (decrease) resulting from Fund share transactions	8,946,226	4,758,629	386,751	169,310	26,771	75,069	(148,336)	355,677

Total Increase (Decrease) in Net Assets	8,884,140	4,858,991	400,586	161,983	28,065	78,343	(165,805)	347,434

Net Assets:

Beginning of year	5,864,825	1,005,834	320,104	158,121	194,459	116,116	739,782	392,348
End of year	$14,748,965	$5,864,825	$720,690	$320,104	$222,524	$194,459	$573,977	$739,782

Shares of Beneficial Interest:

Shares sold	352,320	191,760	8,900	4,440	1,020	1,540	4,400	12,580

Issued as reinvestment of distributions	0	0	0	0	0	0	0	0
Shares redeemed	(16,520)	(9,840)	(380)	(680)	(500)	(60)	(7,260)	(5,760)
Net increase (decrease) in shares outstanding	335,800	181,920	8,520	3,760	520	1,480	(2,860)	6,820

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Fund was March 31, 2026.
(c)	Fiscal year end of the Fund changed from March 31st to June 30th.
(d)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on September 20, 2024. All class level information disclosed above reflects information prior to close of business on September 20, 2024 of the Acquired Fund. The Acquired Fund ceased operations as of the date of the reorganization.

(e)	A conversion ratio of 0.177482, effective September 20, 2024, has been retroactively applied.
(f)	Inception date of the Fund was January 15, 2026.

26	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund		PIMCO Ultra Short Government Active Exchange-Traded Fund		PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund

Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Inception date through June 30, 2026(f)

$29,777	$20,258	$34,863	$27,278	$275
1,844	(313)	239	352	803
2,019	4,912	41	(21)	3,056

33,640	24,857	35,143	27,609	4,134

(27,990)	(19,325)	(36,763)	(25,933)	(120)

(27,990)	(19,325)	(36,763)	(25,933)	(120)

320,084	356,936	1,819,162	1,201,640	51,006

0	0	0	0	0
(72,763)	(56,957)	(1,609,784)	(744,502)	(10,642)
247,321	299,979	209,378	457,138	40,364

252,971	305,511	207,758	458,814	44,378

892,019	586,508	821,784	362,970	0
$1,144,990	$892,019	$1,029,542	$821,784	$44,378

6,340	7,160	18,020	11,900	1,020

0	0	0	0	0
(1,440)	(1,140)	(15,940)	(7,370)	(200)
4,900	6,020	2,080	4,530	820

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	27

Consolidated Statements of Changes in Net Assets

	PIMCO Commodity Strategy Active Exchange- Traded Fund

(Amounts in thousands†)	Year Ended June 30, 2026	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$21,279	$13,352
Net realized gain (loss)	128,113	(18,576)
Net change in unrealized appreciation (depreciation)	(33,394)	12,228

Net Increase (Decrease) in Net Assets Resulting from Operations	115,998	7,004

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(16,741)	(27,179)

Total Distributions(a)	(16,741)	(27,179)

Fund Share Transactions:

Receipts for shares sold	467,896	254,701
Cost of shares redeemed	(189,144)	(164,214)
Net increase (decrease) resulting from Fund share transactions	278,752	90,487

Total Increase (Decrease) in Net Assets	378,009	70,312

Net Assets:

Beginning of year	372,814	302,502
End of year	$750,823	$372,814

Shares of Beneficial Interest:

Shares sold	16,650	9,725
Shares redeemed	(6,575)	(6,375)
Net increase (decrease) in shares outstanding	10,075	3,350

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

U.S. TREASURY OBLIGATIONS 100.0%

U.S. Treasury STRIPS (a)
0.000% due 05/15/2051	$259,749	$74,104
0.000% due 08/15/2051	248,621	70,048
0.000% due 11/15/2051	259,693	72,344
0.000% due 02/15/2052	275,520	75,887
0.000% due 05/15/2052	271,289	73,836
0.000% due 08/15/2052	267,774	72,090
0.000% due 11/15/2052	268,596	71,592
0.000% due 02/15/2053	272,952	71,970

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/15/2053	$269,951	$70,397
0.000% due 08/15/2053	273,106	70,542
0.000% due 11/15/2053	280,794	71,904
0.000% due 02/15/2054	201,391	50,944
0.000% due 05/15/2054	261,242	65,633
0.000% due 08/15/2054	256,313	63,624
0.000% due 11/15/2054	273,277	67,143
0.000% due 02/15/2055	308,225	74,991
0.000% due 05/15/2055	266,763	64,304
0.000% due 08/15/2055	270,525	64,487
0.000% due 11/15/2055	230,281	54,333

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 02/15/2056	$291,269	$68,231

Total U.S. Treasury Obligations (Cost $1,676,935)		1,368,404

Total Investments in Securities (Cost $1,676,935)		1,368,404

Total Investments 100.0% (Cost $1,676,935)		$1,368,404

Other Assets and Liabilities, net 0.0%		(184)

Net Assets 100.0%		$1,368,220

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,368,404	$0	$1,368,404

Total Investments	$0	$1,368,404	$0	$1,368,404

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	29

Schedule of Investments	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

U.S. TREASURY OBLIGATIONS 99.7%

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$23,720	$23,563
2.500% due 01/15/2029	19,886	20,144
3.625% due 04/15/2028	6,603	6,772
3.875% due 04/15/2029	6,497	6,825
0.125% due 01/15/2030	29,005	27,245
0.125% due 07/15/2030	15,429	14,420
0.125% due 01/15/2032	33,131	30,003
0.250% due 07/15/2029	20,018	19,098
0.375% due 07/15/2027	30,920	30,406
0.500% due 01/15/2028	42,330	41,259
0.625% due 07/15/2032	3,566	3,303
0.750% due 07/15/2028	20,216	19,771
0.875% due 01/15/2029	25,143	24,466

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.125% due 10/15/2030	$30,507	$29,631
1.250% due 04/15/2028	26,082	25,668
1.250% due 04/15/2031	32,749	31,739
1.625% due 10/15/2027	21,431	21,332
1.625% due 10/15/2029	34,033	33,805
1.625% due 04/15/2030	68,018	67,210
1.875% due 07/15/2034	45	44
2.125% due 04/15/2029	30,974	31,070
2.375% due 10/15/2028	16,808	16,992

Total U.S. Treasury Obligations (Cost $533,805)		524,766

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (b)	121,568	$121

Total Short-Term Instruments (Cost $121)		121

Total Investments in Securities (Cost $533,926)		524,887

Total Investments 99.7% (Cost $533,926)		$524,887

Other Assets and Liabilities, net 0.3%		1,645

Net Assets 100.0%		$526,532

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$524,766	$0	$524,766
Short-Term Instruments
Mutual Funds	121	0	0	121

Total Investments	$121	$524,766	$0	$524,887

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

30	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%

U.S. TREASURY OBLIGATIONS 99.5%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$50,528	$26,756
0.125% due 02/15/2052	49,708	25,762
0.250% due 02/15/2050	72,254	40,752
0.625% due 02/15/2043	84,560	61,704
0.750% due 02/15/2042	57,484	43,902
0.750% due 02/15/2045	90,348	64,211
0.875% due 02/15/2047	76,844	54,056
1.000% due 02/15/2046	83,384	61,266
1.000% due 02/15/2048	76,242	54,293
1.000% due 02/15/2049	62,126	43,656
1.375% due 02/15/2044	92,922	75,918
1.500% due 02/15/2053	61,156	46,508
2.125% due 02/15/2054	52,913	46,256
2.375% due 02/15/2055	45,808	42,187
2.375% due 02/15/2056	18,608	17,158

Total U.S. Treasury Obligations (Cost $948,929)		704,385

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (b)	24,507	$24

Total Short-Term Instruments (Cost $24)		24

Total Investments in Securities (Cost $948,953)		704,409

Total Investments 99.5% (Cost $948,953)		$704,409

Other Assets and Liabilities, net 0.5%		3,522

Net Assets 100.0%		$707,931

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$704,385	$0	$704,385
Short-Term Instruments
Mutual Funds	24	0	0	24

Total Investments	$24	$704,385	$0	$704,409

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	31

Schedule of Investments	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%

U.S. TREASURY OBLIGATIONS 99.4%

U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$6	$4
0.750% due 02/15/2045	3,918	2,784
0.875% due 02/15/2047	3,667	2,580
1.000% due 02/15/2046	3,670	2,697
1.000% due 02/15/2048	3,637	2,590
1.000% due 02/15/2049	889	625
1.375% due 02/15/2044	3,611	2,950
1.500% due 02/15/2053	35	26
1.750% due 01/15/2028	2,919	2,900
2.125% due 02/15/2041	11	10
2.125% due 02/15/2054	37	32
2.375% due 01/15/2027	25	25
2.375% due 02/15/2056	97	89
2.500% due 01/15/2029	14	14
3.375% due 04/15/2032	30	32
3.625% due 04/15/2028	193	198
3.875% due 04/15/2029	304	319
0.125% due 10/15/2026	6	6
0.125% due 01/15/2030	712	669
0.125% due 07/15/2030	825	771
0.125% due 01/15/2031	761	703
0.125% due 07/15/2031	925	850

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 01/15/2032	$4,737	$4,290
0.250% due 07/15/2029	742	708
0.375% due 01/15/2027	11	11
0.375% due 07/15/2027	689	677
0.500% due 01/15/2028	4,222	4,115
0.625% due 07/15/2032	4,463	4,135
0.750% due 07/15/2028	4,017	3,929
0.875% due 01/15/2029	3,999	3,891
1.125% due 10/15/2030	4,399	4,273
1.125% due 01/15/2033	4,157	3,933
1.250% due 04/15/2028	447	440
1.250% due 04/15/2031	96	93
1.375% due 07/15/2033	680	652
1.625% due 10/15/2027	3,912	3,894
1.625% due 10/15/2029	4,067	4,040
1.625% due 04/15/2030	896	886
1.750% due 01/15/2034	1,312	1,282
1.875% due 07/15/2034	4,515	4,451
1.875% due 07/15/2035	4,829	4,723
1.875% due 01/15/2036	4,514	4,385
2.125% due 04/15/2029	502	503
2.125% due 01/15/2035	4,651	4,642
2.375% due 10/15/2028	3,914	3,957

Total U.S. Treasury Obligations (Cost $89,410)		84,784

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (b)	73,431	$74

Total Short-Term Instruments (Cost $74)		74

Total Investments in Securities (Cost $89,484)		84,858

Total Investments 99.5% (Cost $89,484)		$84,858

Other Assets and Liabilities, net 0.5%		413

Net Assets 100.0%		$85,271

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$84,784	$0	$84,784
Short-Term Instruments
Mutual Funds	74	0	0	74

Total Investments	$74	$84,784	$0	$84,858

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

32	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%

Altice France SA
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~	$50	$51

Bausch Health Cos., Inc.
9.894% (TSFR1M + 3.644%) due 10/08/2030 ~	3,770	3,665

Central Parent, Inc.
6.982% (TSFR3M + 3.732%) due 07/06/2029	1,775	1,172

Charter Communications Operating LLC
5.942% (TSFR3M + 3.692%) due 12/15/2031 ~	1,696	1,674

CoreWeave Financing DDTL V LLC
TBD% - 8.232% (TSFR3M + 3.732%) due 11/17/2031 ~µ	1,350	1,379

Cotiviti Corp.
7.625% due 05/01/2031	2,850	2,670

Finastra USA, Inc.
7.746% (TSFR6M + 3.751%) due 09/15/2032 ~	1,870	1,729

Ineos U.S. Finance LLC
6.644% (TSFR1M + 3.644%) due 02/07/2031 ~	473	421

JetBlue Airways Corp.
8.427% (TSFR3M + 0.000%) due 08/27/2029 ~	2,294	2,050

MPH Acquisition Holdings LLC
8.263% (TSFR3M + 3.663%) due 12/31/2030 ~	1,432	1,264

Newfold Digital Holdings Group, Inc.
7.214% (TSFR1M + 3.612%) due 04/30/2029 ~	599	404

Paradigm Parent LLC
8.232% (TSFR3M + 3.732%) due 04/16/2032 ~	447	385

Peraton Corp.
7.513% (TSFR3M + 3.663%) due 02/01/2028 ~	3,494	3,162

Pioneer Opco LLC
6.894% (TSFR1M + 3.644%) due 05/16/2033 ~	150	151

Spirit Airlines, Inc.
TBD% due 07/14/2026 «	697	14
TBD% (TSFR1M + 3.637%) due 07/14/2026 ~	537	510

Sword Purchaser LLC
7.644% (TSFR1M + 3.644%) due 04/11/2033 ~	650	635

U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~	3,738	3,686

Virgin Media Bristol LLC
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~	1,275	1,225

Total Loan Participations and Assignments (Cost $27,383)		26,247

CORPORATE BONDS & NOTES 92.8%

BANKING & FINANCE 15.5%

Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/2029	735	671
6.000% due 08/01/2029	1,425	1,257
6.750% due 07/01/2032	150	135
7.500% due 11/06/2030	340	323
8.250% due 02/01/2029	2,955	2,784
8.500% due 06/15/2029	1,925	1,811

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250% due 10/15/2027	1,483	1,466
5.875% due 11/01/2029	3,403	3,334
6.750% due 04/15/2028	5,269	5,314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	$2,375	$2,442

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	6,958	6,846

AmWINS Group, Inc.
6.375% due 02/15/2029	1,591	1,600

Ardonagh Finco Ltd.
7.750% due 02/15/2031	900	911

Armor Holdco, Inc.
8.500% due 11/15/2029	2,092	2,106

Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/2032	1,655	1,669
8.375% due 02/01/2034	1,825	1,691

Black Pearl Compute LLC
6.125% due 02/15/2031	2,154	2,184

Brandywine Operating Partnership LP
3.950% due 11/15/2027	795	777
8.875% due 04/12/2029	2,639	2,791

Bread Financial Holdings, Inc.
6.750% due 05/15/2031	1,175	1,203

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027	4,506	4,457

Burford Capital Global Finance LLC
6.250% due 04/15/2028 (f)	3,172	3,136
6.875% due 04/15/2030	1,300	1,239
9.250% due 07/01/2031	650	633

Coinbase Global, Inc.
3.375% due 10/01/2028	5,161	4,902

CoreLogic, Inc.
4.500% due 05/01/2028	1,394	1,363

CRC Insurance Group LLC
7.125% due 06/01/2031	3,484	3,475

Credit Acceptance Corp.
6.625% due 03/15/2030	437	438

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030	1,225	1,209

Diversified Healthcare Trust
4.375% due 03/01/2031	3,022	2,768
4.750% due 02/15/2028	1,866	1,832
7.250% due 10/15/2030	1,664	1,715

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030	2,247	2,239

Encore Capital Group, Inc.
6.625% due 06/01/2032	2,270	2,275
8.500% due 05/15/2030	1,908	2,028

First Eagle Holdings, Inc.
7.250% due 08/15/2032	1,854	1,869

Five Point Operating Co. LP
8.000% due 10/01/2030	1,150	1,178

Freedom Mortgage Corp.
6.625% due 01/15/2027	1,747	1,748
12.250% due 10/01/2030	675	729

Freedom Mortgage Holdings LLC
6.875% due 05/01/2031	4,253	4,131
7.875% due 04/01/2033	1,300	1,269
9.250% due 02/01/2029	1,941	2,013

FS KKR Capital Corp.
3.125% due 10/12/2028	995	937
3.250% due 07/15/2027	850	828
7.500% due 08/01/2031	4,355	4,339

FTAI Aviation Investors LLC
5.500% due 05/01/2028	3,253	3,247

Getty Images, Inc.
11.250% due 02/21/2030	1,250	1,035

GGAM Finance Ltd.
8.000% due 02/15/2027	941	945
8.000% due 06/15/2028	613	635

Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% due 12/15/2027	4,156	4,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Howard Hughes Corp.
5.875% due 03/01/2032	$1,157	$1,148

HPS Corporate Lending Fund
5.650% due 04/02/2031	1,135	1,103

HUB International Ltd.
7.250% due 06/15/2030	2,031	2,085
7.375% due 01/31/2032	843	859

Hudson Pacific Properties LP
3.950% due 11/01/2027	3,409	3,325
4.650% due 04/01/2029 (f)	1,039	987
5.950% due 02/15/2028	1,319	1,308

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% due 02/01/2029	1,636	1,399
5.250% due 05/15/2027	4,901	4,847
9.750% due 01/15/2029	48	47
10.000% due 11/15/2029	2,779	2,744

Iliad Holding SAS
7.000% due 10/15/2028	1,023	1,028

ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.750% due 05/01/2029	1,625	1,451
9.000% due 08/01/2029	3,210	2,859
9.500% due 05/30/2029	1,016	928

Iron Mountain, Inc.
4.500% due 02/15/2031	1,074	1,028
4.875% due 09/15/2027	2,445	2,442
4.875% due 09/15/2029	1,746	1,714
5.000% due 07/15/2028	1,031	1,028
5.250% due 03/15/2028	2,105	2,103
5.250% due 07/15/2030	45	44
7.000% due 02/15/2029	1,225	1,249

Jane Street Group/JSG Finance, Inc.
4.500% due 11/15/2029	1,083	1,056
6.750% due 05/01/2033	575	592

Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/2028	3,802	3,674

Jefferson Capital Holdings LLC
6.000% due 08/15/2026	743	743
8.250% due 05/15/2030	661	695
9.500% due 02/15/2029	1,850	1,939

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027	2,064	2,053

LD Holdings Group LLC
8.750% due 11/01/2027	273	252

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,474	4,443

Midcap Financial Issuer Trust
6.500% due 05/01/2028	2,691	2,689

Millrose Properties, Inc.
6.375% due 08/01/2030	3,262	3,308

Navient Corp.
4.875% due 03/15/2028	1,863	1,828
5.000% due 03/15/2027	3,029	3,007
5.500% due 03/15/2029 (f)	1,502	1,443
9.375% due 10/15/2031	575	573

NCL Finance Ltd.
6.125% due 03/15/2028	1,339	1,350

Newmark Group, Inc.
7.500% due 01/12/2029	1,053	1,104

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	2,597	2,574
2.750% due 03/09/2028	2,722	2,590
5.300% due 09/13/2027	618	616
5.625% due 09/29/2028	2,435	2,431
5.688% (SOFRINDX + 2.050%) due 09/13/2027 ~	525	522
6.125% due 09/30/2030	1,373	1,351
6.950% due 09/15/2026	731	734
7.050% due 09/15/2028	1,895	1,943

OneMain Finance Corp.
3.500% due 01/15/2027	7,904	7,841
3.875% due 09/15/2028	968	938
6.625% due 01/15/2028	1,790	1,817
6.625% due 05/15/2029	1,701	1,737
7.500% due 05/15/2031	1,667	1,723

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	33

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029	$2,793	$2,733
5.875% due 10/01/2028	1,610	1,610

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029	2,485	2,529

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	2,121	2,026
7.875% due 12/15/2029	1,622	1,688

Popular, Inc.
7.250% due 03/13/2028	1,689	1,741

PRA Group, Inc.
8.375% due 02/01/2028	3,481	3,532
8.875% due 01/31/2030	909	939

Provident Funding Associates LP/PFG Finance Corp.
9.750% due 09/15/2029	568	594

Rfna LP
7.875% due 02/15/2030	384	387

RHP Hotel Properties LP/RHP Finance Corp.
7.250% due 07/15/2028	1,692	1,730

RLJ Lodging Trust LP
3.750% due 07/01/2026	1,617	1,617
4.000% due 09/15/2029	899	857

Rocket Cos., Inc.
6.125% due 08/01/2030	1,400	1,425
6.125% due 08/01/2031	1,942	1,985
6.500% due 08/01/2029	3,662	3,742

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625% due 03/01/2029	1,255	1,208
3.875% due 03/01/2031	541	506

SBA Communications Corp.
3.125% due 02/01/2029	2,214	2,120
3.875% due 02/15/2027	3,373	3,356

Service Properties Trust
0.000% due 09/30/2028 (d)	3,537	3,284

SLM Corp.
6.500% due 01/31/2030	20	20

Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,171	1,170
4.375% due 01/15/2027	383	383
5.250% due 10/15/2028	900	896
5.750% due 01/15/2031	2,031	2,021
6.125% due 06/01/2031	2,663	2,679
6.500% due 07/01/2030	1,408	1,440
6.500% due 10/15/2030	1,710	1,751
7.250% due 04/01/2029	1,543	1,595

Stingray Compute LLC
6.000% due 06/15/2031	875	878

Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC
6.125% due 07/15/2033 (a)	825	826

United Wholesale Mortgage LLC
5.750% due 06/15/2027	1,175	1,164

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (f)	3,275	3,202

UWM Holdings LLC
6.250% due 03/15/2031	4,422	3,944

WS Escrow LLC
7.750% due 06/01/2033	2,018	2,074

WULF Compute LLC
7.750% due 10/15/2030	4,034	4,240

XHR LP
4.875% due 06/01/2029	986	969
6.625% due 05/15/2030	1,114	1,141

		267,291

INDUSTRIALS 72.3%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	1,227	1,180
3.875% due 01/15/2028	1,425	1,399
4.000% due 10/15/2030	2,036	1,923
4.375% due 01/15/2028	4,290	4,244
6.125% due 06/15/2029	3,242	3,292

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

1261229 BC Ltd.
10.000% due 04/15/2032	$1,316	$1,334

A&K Travel Group Holdings Ltd.
7.500% due 05/15/2033	4,217	4,260

AAR Escrow Issuer LLC
6.750% due 03/15/2029	413	422

Academy Ltd.
5.875% due 05/15/2031	1,603	1,604

Acadia Healthcare Co., Inc.
5.500% due 07/01/2028	2,937	2,925

Adapthealth LLC
6.125% due 08/01/2028	1,911	1,913

ADT Security Corp.
4.125% due 08/01/2029	1,549	1,486

Advance Auto Parts, Inc.
7.000% due 08/01/2030	3,672	3,767

Advantage Sales & Marketing, Inc.
9.000% due 11/15/2030	846	755

Ahead DB Holdings LLC
6.625% due 05/01/2028	3,027	3,040

Ahlstrom Holding 3 OYJ
4.875% due 02/04/2028	1,173	1,161

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	5,693	5,899

Algoma Steel, Inc.
9.125% due 04/15/2029	675	632

Allied Universal Holdco LLC
7.875% due 02/15/2031	300	314

Allison Transmission, Inc.
3.750% due 01/30/2031	95	89
4.750% due 10/01/2027	1,236	1,234

Alta Equipment Group, Inc.
9.000% due 06/01/2029 (f)	2,240	2,160

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033	929	915

Altice France SA
6.875% due 10/15/2030	2,290	2,223
9.500% due 11/01/2029	5,022	5,102

Alumina Pty. Ltd.
6.125% due 03/15/2030	1,471	1,496

AMC Global Media, Inc.
10.500% due 07/15/2032	1,447	1,488

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029	11,598	11,627

American Axle & Manufacturing, Inc.
5.000% due 10/01/2029	909	882

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	2,173	2,073
4.000% due 01/15/2028	2,198	2,163

APi Group DE, Inc.
5.750% due 06/01/2034	1,844	1,828

APLD ComputeCo 2 LLC
6.750% due 03/15/2031	5,632	5,656

APLD ComputeCo 3 LLC
7.000% due 06/15/2031	3,451	3,448

APLD ComputeCo LLC
9.250% due 12/15/2030	2,219	2,395

Aramark Services, Inc.
5.000% due 02/01/2028	2,201	2,198

Arcosa, Inc.
4.375% due 04/15/2029	733	721

Ardagh Group SA
9.500% due 12/01/2030	1,904	2,037

Ardagh Group SA (6.000% Cash and 5.000% PIK or 5.500% Cash and 6.500% PIK)
11.000% due 12/01/2030 (b)	900	861

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028	1,803	1,728
4.000% due 09/01/2029	1,262	1,200
6.250% due 01/30/2031	15	15

Arko Corp.
5.125% due 11/15/2029	1,625	1,504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Artera Services LLC
8.500% due 02/15/2031 (f)	$525	$473

Asbury Automotive Group, Inc.
4.500% due 03/01/2028	450	446

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 07/15/2033	800	809

Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% due 08/01/2029	1,443	1,392

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	3,570	2,781

AthenaHealth Group, Inc.
6.500% due 02/15/2030	3,986	3,824

ATS Corp.
4.125% due 12/15/2028	2,237	2,183

Avantor Funding, Inc.
3.875% due 11/01/2029	1,487	1,421
4.625% due 07/15/2028	2,650	2,624

Avianca Midco 2 PLC
10.250% due 01/07/2032 (a)	950	950

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	3,834	3,773
5.375% due 03/01/2029 (f)	2,173	2,132
5.750% due 07/15/2027	1,188	1,192

Axalta Coating Systems LLC
3.375% due 02/15/2029	20	19

Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.750% due 06/15/2027	1,338	1,335

Axon Enterprise, Inc.
6.125% due 03/15/2030	1,317	1,347

B&G Foods, Inc.
8.000% due 09/15/2028	7,852	7,869
11.000% due 06/15/2031 (f)	5,027	4,645

Bath & Body Works, Inc.
6.625% due 10/01/2030	550	561
7.500% due 06/15/2029	1,293	1,309

Bausch & Lomb Corp.
8.375% due 10/01/2028	2,932	3,016

Bausch Health Americas, Inc.
8.500% due 01/31/2027 (f)	1,175	1,174

Bausch Health Cos., Inc.
4.875% due 06/01/2028	1,133	1,049
5.000% due 01/30/2028 (f)	1,605	1,426
5.000% due 02/15/2029	1,546	1,141
6.250% due 02/15/2029	1,379	1,039
11.000% due 09/30/2028	797	812

Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK)
10.000% due 07/15/2033 (b)	1,664	1,890

Beacon Mobility Corp.
7.250% due 08/01/2030	3,471	3,616

Beazer Homes USA, Inc.
7.500% due 03/15/2031	703	701
8.000% due 01/15/2032	1,200	1,206

Beignet Investor LLC
6.581% due 05/30/2049	3,136	3,201

Belron U.K. Finance PLC
5.750% due 10/15/2029	1,783	1,792

BKV Upstream Midstream LLC
7.500% due 10/15/2030	2,963	2,976

Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	401	397
7.750% due 12/01/2029	2,312	2,397

Block, Inc.
5.625% due 08/15/2030	1,679	1,684

Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
7.125% due 06/15/2033	1,600	1,617

Borr IHC Ltd./Borr Finance LLC
8.750% due 01/15/2032	2,642	2,582

Boyd Gaming Corp.
4.750% due 12/01/2027	1,545	1,541

Brand Industrial Services, Inc.
10.375% due 08/01/2030	2,370	1,934

34	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brink’s Co.
4.625% due 10/15/2027	$1,738	$1,729

Buckeye Partners LP
3.950% due 12/01/2026	1,913	1,902

BWX Technologies, Inc.
4.125% due 06/30/2028	1,958	1,922

Caesars Entertainment, Inc.
7.000% due 02/15/2030	1,215	1,223

Calderys Financing LLC
11.250% due 06/01/2028	300	311

Camelot Return Merger Sub, Inc.
8.750% due 08/01/2028 (f)	1,874	1,166

Canada Cartage Corp.
9.750% due 05/08/2031	1,000	971

Capstone Borrower, Inc.
8.000% due 06/15/2030	1,495	1,422

Capstone Copper Corp.
6.750% due 03/31/2033	1,465	1,486

Carnival Corp. Ltd.
5.125% due 05/01/2029	2,705	2,702
5.750% due 03/15/2030	1,016	1,029

Cars.com, Inc.
6.375% due 11/01/2028	925	918

Carvana Co.
9.000% due 06/01/2030	1,100	1,138

Caturus Energy LLC
7.125% due 05/15/2031	1,100	1,090

CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/2031	3,212	2,895
4.500% due 08/15/2030	1,444	1,343
4.750% due 03/01/2030	3,679	3,490
5.000% due 02/01/2028	5,758	5,689
5.125% due 05/01/2027	1,739	1,736
5.375% due 06/01/2029	3,699	3,621

Celanese U.S. Holdings LLC
1.400% due 08/05/2026	2,657	2,646
6.500% due 04/15/2030	1,122	1,144
7.000% due 02/15/2031	1,444	1,487
7.350% due 11/15/2028	2,348	2,447

Centene Corp.
2.450% due 07/15/2028	2,794	2,656
2.500% due 03/01/2031	1,525	1,333
3.375% due 02/15/2030	6,709	6,256
4.250% due 12/15/2027	231	230
4.625% due 12/15/2029	2,756	2,675

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029	2,159	1,403

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029	4,456	2,896

Cerdia Finanz GmbH
9.375% due 10/03/2031	2,565	2,304

Champion Iron Canada, Inc.
7.875% due 07/15/2032	2,015	2,088

Champions Financing, Inc.
8.750% due 02/15/2029 (f)	1,887	1,837

Charles River Laboratories International, Inc.
3.750% due 03/15/2029	369	354

Charlotte Buyer, Inc.
8.000% due 06/30/2031	1,150	1,165

Chemours Co.
4.625% due 11/15/2029	1,100	1,051

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	1,192	1,181
7.625% due 07/01/2029	1,585	1,636

Chord Energy Corp.
6.000% due 10/01/2030	2,233	2,244

CHS/Community Health Systems, Inc.
4.750% due 02/15/2031	1,069	984
5.250% due 05/15/2030	2,641	2,494
6.125% due 04/01/2030	3,083	2,771
6.875% due 04/15/2029	4,826	4,751

Churchill Downs, Inc.
4.750% due 01/15/2028	674	668

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/01/2027	$1,919	$1,919
5.750% due 04/01/2030	1,000	1,000
6.750% due 05/01/2031	2,977	3,033

Cinemark USA, Inc.
5.250% due 07/15/2028	1,602	1,600

Cipher Compute LLC
7.125% due 11/15/2030	1,903	1,981

CITGO Petroleum Corp.
8.375% due 01/15/2029	2,901	2,986

Clarivate Science Holdings Corp.
4.875% due 07/01/2029	4,134	3,703

Clear Channel Outdoor Holdings, Inc.
7.500% due 06/01/2029	4,306	4,311
7.750% due 04/15/2028	2,018	2,027
7.875% due 04/01/2030	205	214

Cleveland-Cliffs, Inc.
4.625% due 03/01/2029	1,417	1,369
6.750% due 04/15/2030	2,722	2,726
6.875% due 11/01/2029	279	282
7.000% due 03/15/2032	475	472

Cloud Software Group, Inc.
6.500% due 03/31/2029	10,361	10,061
9.000% due 09/30/2029	7,279	7,071

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	2,164	2,163
6.875% due 01/15/2030	1,574	1,570
8.750% due 04/15/2030	3,691	3,644

CMG Media Corp.
8.875% due 06/18/2029	1,034	758

CNX Midstream Partners LP
4.750% due 04/15/2030	2,732	2,606

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (f)	3,728	3,359
7.000% due 06/15/2027 (f)	2,141	2,128
7.000% due 06/15/2027	883	877

Coherent Corp.
5.000% due 12/15/2029	2,080	2,049

Columbus McKinnon Corp.
7.125% due 02/01/2033	2,046	2,052

Compass Minerals International, Inc.
8.000% due 07/01/2030	1,644	1,735

Comstock Resources, Inc.
5.875% due 01/15/2030	3,732	3,522
6.750% due 03/01/2029	5,942	5,848

Connect Finco SARL/Connect U.S. Finco LLC
9.000% due 09/15/2029	4,598	4,844

Connect Holding II LLC
10.500% due 04/03/2031	6,294	6,310

Consolidated Energy Finance SA
5.625% due 10/15/2028	2,075	1,995
12.000% due 02/15/2031	10	10

Constellium SE
3.750% due 04/15/2029	825	794

Cooper-Standard Automotive, Inc.
9.250% due 03/01/2031	1,892	1,908

Core Scientific Finance I LLC
7.750% due 05/15/2031	7,347	7,456

CoreWeave, Inc.
9.000% due 02/01/2031 (f)	4,364	4,318
9.250% due 06/01/2030	4,396	4,428
9.625% due 07/15/2032	2,500	2,466
9.750% due 10/01/2031	2,005	2,002

CP Atlas Buyer, Inc.
9.750% due 07/15/2030	1,116	1,073

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031	1,771	1,739

Crescent Energy Finance LLC
7.875% due 04/15/2032	3,068	3,108

Crocs, Inc.
4.250% due 03/15/2029	1,426	1,384

Crown Americas LLC/Crown Americas Capital Corp. V
4.250% due 09/30/2026	823	823

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSC Holdings LLC
3.375% due 02/15/2031	$800	$475
4.125% due 12/01/2030 (f)	1,175	699
4.625% due 12/01/2030	2,791	670
5.375% due 02/01/2028	2,368	1,486
5.500% due 04/15/2027	3,262	2,188
5.750% due 01/15/2030	7,309	1,731
6.500% due 02/01/2029	3,574	2,141
7.500% due 04/01/2028	1,872	507
11.250% due 05/15/2028	1,478	957
11.750% due 01/31/2029	3,395	2,090

CVR Energy, Inc.
7.500% due 02/15/2031	1,431	1,425

CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 06/15/2028	1,268	1,267

CVS Health Corp.
7.000% due 03/10/2055 •	5,079	5,275

Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031	1,612	1,616

Darling Ingredients, Inc.
5.250% due 04/15/2027	725	725

DaVita, Inc.
4.625% due 06/01/2030	2,843	2,756

Dcli Bidco LLC
7.750% due 11/15/2029	1,127	1,166

Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.625% due 03/15/2029	598	622

Deluxe Corp.
8.000% due 06/01/2029	1,606	1,619
8.125% due 09/15/2029	2,842	2,946

Diebold Nixdorf, Inc.
7.750% due 03/31/2030	1,368	1,428

Directv Financing LLC
8.875% due 02/01/2030	4,379	4,460

Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027	122	122
9.250% due 06/01/2032	1,500	1,525

Discovery Communications LLC
3.625% due 05/15/2030	1,689	1,572
3.950% due 03/20/2028	2,583	2,546

Discovery Global Holdings, Inc.
3.755% due 03/15/2027	4,026	4,001
4.054% due 03/15/2029	997	988
5.050% due 03/15/2042	2,460	1,805

DISH DBS Corp.
5.125% due 06/01/2029	5,000	4,504
5.250% due 12/01/2026	5,796	5,738
5.750% due 12/01/2028	5,485	5,318
7.375% due 07/01/2028	3,132	3,010
7.750% due 07/01/2026	4,513	4,513

DISH Network Corp.
11.750% due 11/15/2027	5,125	5,270

Dorman Products, Inc.
6.250% due 06/15/2034	75	76

Dream Finders Homes, Inc.
6.875% due 09/15/2030	2,379	2,364

EchoStar Corp.
10.750% due 11/30/2029	8,361	9,040

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032	2,350	2,354

EG Global Finance PLC
12.000% due 11/30/2028	1,067	1,134

Eldorado Gold Corp.
6.250% due 09/01/2029	1,548	1,546

ELK Grove Village Property LLC
7.500% due 06/15/2031	2,312	2,329

Ellucian Holdings, Inc.
6.500% due 12/01/2029	5,056	4,900

Encompass Health Corp.
4.500% due 02/01/2028	448	445

Energy Transfer LP
6.500% due 02/15/2056 •	1,609	1,623

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	35

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entegris, Inc.
4.750% due 04/15/2029	$3,211	$3,175

ERO Copper Corp.
6.500% due 02/15/2030	800	800

Esab Corp.
5.625% due 04/01/2031	1,375	1,380
6.250% due 04/15/2029	778	790

EW Scripps Co.
9.875% due 08/15/2030	4,902	4,295

Excelerate Energy LP
8.000% due 05/15/2030	2,910	3,070

Fair Isaac Corp.
4.000% due 06/15/2028	1,737	1,700

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/2029	1,880	1,829
6.750% due 01/15/2030	4,125	4,048

Fiesta Purchaser, Inc.
7.875% due 03/01/2031	1,075	1,085

First Quantum Minerals Ltd.
8.000% due 03/01/2033	200	209

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029	2,147	2,058

Flash Compute LLC
7.250% due 12/31/2030	800	824

Fluor Corp.
4.250% due 09/15/2028	1,732	1,718

FMC Corp.
8.000% due 06/01/2031	3,110	3,239

Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031	625	595
4.500% due 09/15/2027	1,958	1,944
5.875% due 04/15/2030	1,084	1,098

Fortrea Holdings, Inc.
7.500% due 07/01/2030	1,073	1,089

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031	2,165	2,204

Full House Resorts, Inc.
8.250% due 02/15/2028	776	760

FXI Holdings, Inc.
11.000% due 11/15/2030	438	370

FXI Holdings, Inc. (16.000% PIK)
16.000% due 11/15/2029 (b)	282	75

Gaia Purchaser, Inc.
7.625% due 07/15/2033 (a)	2,200	2,227

Gap, Inc.
3.625% due 10/01/2029	2,910	2,744

Garda World Security Corp.
6.000% due 06/01/2029	2,140	2,110
6.500% due 01/15/2031	1,575	1,598

Gen Digital, Inc.
6.750% due 09/30/2027	1,650	1,656

GFL Environmental, Inc.
4.000% due 08/01/2028	2,015	1,969

Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375% due 01/15/2029	1,950	1,922
11.500% due 08/15/2029	1,614	1,672

Global Infrastructure Solutions, Inc.
6.375% due 07/15/2034 (a)	575	579

Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029	2,049	1,932
5.250% due 12/01/2027	596	596

goeasy Ltd.
6.875% due 05/15/2030	2,426	2,161
7.375% due 10/01/2030 (f)	422	380
9.250% due 12/01/2028	1,967	1,933

Golar LNG Ltd.
7.500% due 10/02/2030	1,600	1,628

Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	115	115
5.000% due 07/15/2029	2,302	2,202

Graphic Packaging International LLC
3.500% due 03/15/2028	558	542

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 07/15/2027	$275	$274

Gray Media, Inc.
4.750% due 10/15/2030	2,421	1,741
5.375% due 11/15/2031	200	134
9.625% due 07/15/2032	3,421	3,305
10.500% due 07/15/2029	1,766	1,865

Griffon Corp.
5.750% due 03/01/2028	3,026	3,028

Grifols SA
4.750% due 10/15/2028	3,012	2,954

Group 1 Automotive, Inc.
4.000% due 08/15/2028	1,026	1,000

GrubHub Holdings, Inc. (7.000% Cash and 7.000% PIK)
14.000% due 07/31/2030 (b)(f)	1,664	1,363

Gulfport Energy Operating Corp.
6.750% due 09/01/2029	2,730	2,788

HealthEquity, Inc.
4.500% due 10/01/2029	1,526	1,484

Herc Holdings, Inc.
5.750% due 03/15/2031	980	980
7.000% due 06/15/2030	1,714	1,776

Hertz Corp.
4.625% due 12/01/2026 (f)	243	220
12.625% due 07/15/2029 (f)	2,886	2,351

Hess Midstream Operations LP
5.875% due 03/01/2028	1,118	1,126

Hilton Domestic Operating Co., Inc.
4.000% due 05/01/2031	1,742	1,647
5.875% due 04/01/2029	1,018	1,030

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.000% due 06/01/2029	1,647	1,610

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875% due 04/01/2027	839	839

HNI Corp.
5.125% due 01/18/2029	4,324	4,262

HTA Group Ltd.
7.500% due 06/04/2029	562	576

Hughes Satellite Systems Corp.
5.250% due 08/01/2026 (f)	1,200	1,015
6.625% due 08/01/2026 (f)	850	530

Hybar LLC
7.375% due 07/01/2034	575	579

IAMGOLD Corp.
5.750% due 10/15/2028	1,523	1,519

iHeartCommunications, Inc.
7.750% due 08/15/2030	2,139	1,997
9.125% due 05/01/2029	1,101	1,070
10.875% due 05/01/2030	1,325	1,152

IHO Verwaltungs GmbH
7.375% due 05/15/2033	50	52

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)	720	727

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)	960	994

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/2028	515	516

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)	584	584

Incora Top Holdco LLC
6.000% due 01/30/2033 «(h)	400	630

INEOS Finance PLC
6.750% due 05/15/2028	2,760	2,744
7.500% due 04/15/2029	1,932	1,880

INEOS Quattro Finance 2 PLC
9.625% due 03/15/2029 (f)	561	527

Ingevity Corp.
3.875% due 11/01/2028	1,025	994

Ingram Micro, Inc.
4.750% due 05/15/2029	3,483	3,423

Ithaca Energy North Sea PLC
8.125% due 10/15/2029	2,123	2,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ITT Holdings LLC
6.500% due 08/01/2029	$1,813	$1,793

Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027	1,641	1,627

JELD-WEN, Inc.
4.875% due 12/15/2027 (f)	450	359

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031	800	726

JW Aluminum Continuous Cast Co.
10.250% due 04/01/2030	1,318	1,395

K Hovnanian Enterprises, Inc.
8.000% due 04/01/2031	775	800

KBR, Inc.
4.750% due 09/30/2028	1,457	1,439

KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000% due 02/15/2029	2,093	2,194

Kinetik Holdings LP
6.625% due 12/15/2028	1,534	1,560

Kodiak Gas Services LLC
5.875% due 04/01/2031	1,863	1,869

Kraken Oil & Gas Partners LLC
7.125% due 05/15/2031	2,957	2,893
7.625% due 08/15/2029	1,905	1,925

Lamb Weston Holdings, Inc.
4.875% due 05/15/2028	2,142	2,129

LBM Acquisition LLC
6.250% due 01/15/2029	2,447	1,781
9.500% due 06/15/2031	2,591	2,310

LCM Investments Holdings II LLC
4.875% due 05/01/2029	992	966

Level 3 Financing, Inc.
3.750% due 07/15/2029	118	114
4.875% due 06/15/2029	1,482	1,471
7.500% due 02/15/2037	1,525	1,567
8.500% due 01/15/2036	2,323	2,496

LGI Homes, Inc.
4.000% due 07/15/2029	875	816

LifePoint Health, Inc.
5.375% due 01/15/2029	2,176	2,089
7.000% due 05/01/2034	1,611	1,545
9.875% due 08/15/2030	1,400	1,477
10.000% due 06/01/2032	1,606	1,605

Lindblad Expeditions LLC
7.000% due 09/15/2030	924	956

Lithia Motors, Inc.
3.875% due 06/01/2029	75	72
4.375% due 01/15/2031	262	249
4.625% due 12/15/2027	3,776	3,760

Live Nation Entertainment, Inc.
4.750% due 10/15/2027	2,165	2,161
6.500% due 05/15/2027	1,172	1,173

Lsf12 Helix Parent LLC
7.125% due 02/01/2033	1,917	1,861

Madison IAQ LLC
4.125% due 06/30/2028	1,775	1,748
5.875% due 06/30/2029	1,608	1,610

MajorDrive Holdings IV LLC
6.375% due 06/01/2029 (f)	975	821

Match Group Holdings II LLC
4.625% due 06/01/2028	1,940	1,915
5.000% due 12/15/2027	647	645
5.625% due 02/15/2029	1,884	1,879

Mativ Holdings, Inc.
8.000% due 10/01/2029	1,934	1,922

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030	5,888	6,023
9.250% due 04/15/2030	3,675	3,618

Mavis Tire Express Services Topco Corp.
6.500% due 05/15/2029	1,905	1,898

Maxam Prill SARL
7.750% due 07/15/2030	3,402	3,507

Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/2028	1,848	1,916

36	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McAfee Corp.
7.375% due 02/15/2030	$3,028	$2,576

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	2,278	2,270
8.000% due 08/01/2029	4,190	4,201

Medline Borrower LP
5.250% due 10/01/2029	1,617	1,608

Meridian Arc Holdco LLC
6.250% due 04/30/2031	4,482	4,495

Methanex Corp.
5.125% due 10/15/2027	1,162	1,161

Michaels Cos., Inc.
8.500% due 03/15/2033	2,845	2,820
11.000% due 03/15/2034	1,675	1,642

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029	2,896	2,821

Mineral Resources Ltd.
6.000% due 05/01/2032	1,325	1,312
7.000% due 04/01/2031	1,445	1,497
9.250% due 10/01/2028	1,325	1,369

Minerals Technologies, Inc.
5.000% due 07/01/2028	2,014	2,000

MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/2030 (f)	2,270	2,139

Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.250% due 04/15/2030	1,685	1,756

Molina Healthcare, Inc.
4.375% due 06/15/2028	2,290	2,251
6.500% due 02/15/2031	692	705

MPH Acquisition Holdings LLC
5.750% due 12/31/2030	17	14

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)	700	693

Mueller Water Products, Inc.
4.000% due 06/15/2029	1,300	1,263

Murphy Oil USA, Inc.
3.750% due 02/15/2031	1,842	1,724

Nabors Industries, Inc.
7.625% due 11/15/2032	1,442	1,476
8.875% due 08/15/2031	1,098	1,128
9.125% due 01/31/2030	1,575	1,647

National Mentor Holdings, Inc.
10.500% due 12/15/2030	6,246	6,587

NCL Corp. Ltd.
5.875% due 01/15/2031	1,126	1,094
7.750% due 02/15/2029	1,214	1,267

NCR Atleos Corp.
9.500% due 04/01/2029	1,452	1,549

NCR Voyix Corp.
5.000% due 10/01/2028	3,365	3,284
5.125% due 04/15/2029	1,507	1,471

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	6,802	6,942
10.375% due 05/15/2031	4,882	5,064

New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/2028	1,819	1,814

New Flyer Holdings, Inc.
9.250% due 07/01/2030	1,692	1,820

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029	3,154	2,172

Nexstar Media, Inc.
4.750% due 11/01/2028	1,376	1,349
7.250% due 04/15/2034	1,600	1,598

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	6,942	6,833
4.810% due 09/17/2030	2,099	1,956
7.500% due 07/17/2030	1,450	1,496

Noble Finance II LLC
8.000% due 04/15/2030	3,026	3,137

Nordstrom, Inc.
4.000% due 03/15/2027	3,062	3,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NOVA Chemicals Corp.
5.250% due 06/01/2027	$2,350	$2,353

Novelis Corp.
4.750% due 01/30/2030	3,341	3,234

OAK-Eagle Acquireco, Inc.
8.750% due 07/01/2034	3,238	3,439

Olin Corp.
5.000% due 02/01/2030	1,532	1,486
5.625% due 08/01/2029	1,849	1,836

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,430	1,388
6.250% due 10/01/2029	2,915	2,876

ON Semiconductor Corp.
3.875% due 09/01/2028	2,663	2,599

OneSky Flight LLC
8.875% due 12/15/2029	3,468	3,670

Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% due 08/01/2030	3,314	3,286

Open Text Corp.
3.875% due 02/15/2028	2,783	2,714

Open Text Holdings, Inc.
4.125% due 02/15/2030	4,855	4,451

Option Care Health, Inc.
4.375% due 10/31/2029	1,406	1,352

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	3,188	3,150
5.125% due 04/30/2031	1,128	1,116

Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/2029	1,047	1,020

Owens-Brockway Glass Container, Inc.
7.250% due 05/15/2031	1,025	1,014

Par Petroleum LLC
7.375% due 06/01/2034	1,150	1,164

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	1,275	1,143

Paramount Global
3.375% due 02/15/2028	325	316
3.700% due 06/01/2028	2,569	2,493
4.200% due 06/01/2029	632	606
4.200% due 05/19/2032	450	391
4.950% due 01/15/2031	2,422	2,252
5.850% due 09/01/2043	200	150
6.250% due 02/28/2057 •	6,675	5,448
6.875% due 04/30/2036 (f)	690	648
7.875% due 07/30/2030	850	893

Park River Holdings, Inc.
8.000% due 03/15/2031	1,014	1,024
8.750% due 12/31/2030	2,407	2,344

Penn Entertainment, Inc.
5.625% due 01/15/2027	1,627	1,628
6.750% due 04/01/2031	900	905

Performance Food Group, Inc.
4.250% due 08/01/2029	1,615	1,568

Perrigo Finance Unlimited Co.
5.150% due 06/15/2030	2,432	2,340
6.125% due 09/30/2032	125	119

Petco Health & Wellness Co., Inc.
8.250% due 02/01/2031	794	801

Photo Holdings LLC
12.000% due 07/01/2031	2,297	2,368

Pioneer Opco LLC
7.000% due 05/15/2033	736	750

PLS Group Ltd.
6.875% due 05/01/2031	2,125	2,177

PM General Purchaser LLC
9.500% due 10/01/2028	3,323	2,880

Post Holdings, Inc.
4.625% due 04/15/2030	4,413	4,266

Precision Drilling Corp.
6.875% due 01/15/2029	2,518	2,533

Prestige Brands, Inc.
5.125% due 01/15/2028	1,300	1,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	$5,901	$6,168

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	2,378	2,331

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	1,427	1,394
6.250% due 04/01/2029	2,292	2,302

QXO Building Products, Inc.
6.500% due 07/15/2031	2,000	2,039

Radiology Partners, Inc.
8.500% due 07/15/2032	1,493	1,560

Rakuten Group, Inc.
8.125% due 12/15/2029 •(e)	489	502
9.750% due 04/15/2029	4,559	4,958
11.250% due 02/15/2027	7,086	7,325

Realtruck Group, Inc.
6.250% due 07/31/2031	652	130

Reworld Holding Corp.
4.875% due 12/01/2029	1,604	1,531

Rivers Enterprise Borrower LLC
6.250% due 10/15/2030	1,786	1,809

Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% due 01/15/2031	3,142	3,132

Road Michigan Property Owner I LLC
7.500% due 03/30/2045	3,815	3,804

ROBLOX Corp.
3.875% due 05/01/2030	3,869	3,659

Rocket Software, Inc.
6.500% due 02/15/2029	2,107	1,899

Rockies Express Pipeline LLC
4.950% due 07/15/2029	2,005	1,980

Rogers Communications, Inc.
5.250% due 03/15/2082 •	1,168	1,164
7.000% due 04/15/2055 •	2,877	2,945

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	1,573	1,536

RR Donnelley & Sons Co.
9.500% due 08/01/2029	1,905	1,977
10.875% due 08/01/2029	3,402	3,500

Sabre GLBL, Inc.
10.750% due 11/15/2029	927	891
10.750% due 03/15/2030	1,423	1,359

Science Applications International Corp.
4.875% due 04/01/2028	934	928

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	3,305	3,262

Scripps Escrow II, Inc.
3.875% due 01/15/2029	1,298	1,185
5.375% due 01/15/2031	1,872	1,128

Seadrill Finance Ltd.
8.375% due 08/01/2030	3,005	3,152

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	1,543	1,503
5.875% due 07/15/2030	2,329	2,372

Sensata Technologies BV
4.000% due 04/15/2029	237	230

Service Corp. International
3.375% due 08/15/2030	322	299
4.625% due 12/15/2027	1,188	1,183

Shutterfly Finance LLC
8.500% due 10/01/2027	1,897	1,897
9.750% due 10/01/2027	247	247

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	4,484	4,335

Sirius XM Radio LLC
3.125% due 09/01/2026	2,088	2,082
4.125% due 07/01/2030	3,899	3,672
5.000% due 08/01/2027	2,099	2,097
5.500% due 07/01/2029	2,714	2,709

Six Flags Entertainment Corp.
7.250% due 05/15/2031 (f)	529	526

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	37

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.
5.250% due 07/15/2029	$1,423	$1,387

SK Invictus Intermediate II SARL
5.000% due 10/30/2029	1,805	1,771

Skeena Resources Ltd.
8.500% due 04/01/2031	1,718	1,806

SM Energy Co.
6.500% due 07/15/2028	618	620
6.625% due 01/15/2027	1,034	1,036
6.750% due 08/01/2029	3,046	3,103
8.750% due 07/01/2031	2,350	2,456

Smyrna Ready Mix Concrete LLC
6.000% due 11/01/2028	3,669	3,678

Solaris Energy Infrastructure LLC
6.375% due 05/15/2031	2,240	2,266

Sotheby’s
8.250% due 04/15/2031	1,650	1,643

South Bow Canadian Infrastructure Holdings Ltd.
7.625% due 03/01/2055 •	1,655	1,734

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	3,649	3,361

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027	629	624

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	374	363

SS&C Technologies, Inc.
5.500% due 09/30/2027	1,450	1,450

Stagwell Global LLC
5.625% due 08/15/2029	6,166	5,952

Standard Industries, Inc.
3.375% due 01/15/2031	1,080	973
4.375% due 07/15/2030	624	593
4.750% due 01/15/2028	2,680	2,663

Staples, Inc.
10.750% due 09/01/2029	4,282	4,088

Star Leasing Co. LLC
7.625% due 02/15/2030	430	425

Star Parent, Inc.
9.000% due 10/01/2030	3,184	3,336

Station Casinos LLC
4.500% due 02/15/2028	4,557	4,507

Stena International SA
7.250% due 01/15/2031	625	640

SunCoke Energy, Inc.
4.875% due 06/30/2029	1,746	1,653

Sunoco LP
4.500% due 10/01/2029	103	100
4.625% due 05/01/2030	875	846
5.875% due 07/15/2027	1,696	1,696
7.000% due 05/01/2029	777	799

Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	461	451
4.500% due 04/30/2030	2,111	2,052
5.875% due 03/15/2028	316	316
7.000% due 09/15/2028	1,008	1,029

Superior Plus LP/Superior General Partner, Inc.
4.500% due 03/15/2029	1,000	970

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	1,050	1,064

SV RNO Property Owner 1 LLC
5.875% due 03/01/2031	4,994	4,925

Sword Purchaser LLC
8.250% due 04/15/2033	1,119	1,159
10.500% due 04/15/2034	275	288

Synaptics, Inc.
4.000% due 06/15/2029	675	667

Synergy Infrastructure Holdings LLC
7.000% due 07/15/2034	825	837
7.875% due 12/01/2030	1,750	1,833

Talos Production, Inc.
9.000% due 02/01/2029	975	1,016

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Taylor Morrison Communities, Inc.
5.750% due 01/15/2028	$1,973	$1,996

Team Health Holdings, Inc.
8.375% due 06/30/2028	1,527	1,532

Teleflex, Inc.
4.250% due 06/01/2028	1,559	1,538
5.875% due 01/15/2032	875	883

Tenet Healthcare Corp.
4.625% due 06/15/2028	1,338	1,328
5.125% due 11/01/2027	1,587	1,588
6.125% due 10/01/2028	1,136	1,141
6.750% due 05/15/2031	250	256

Tenneco, Inc.
8.000% due 11/17/2028	1,333	1,342

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029	3,662	3,606

TGS ASA
8.500% due 01/15/2030	4,122	4,335

Tidewater, Inc.
9.125% due 07/15/2030	1,980	2,120

Titan International, Inc.
7.000% due 04/30/2028	2,594	2,598

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	522	522

TopBuild Corp.
3.625% due 03/15/2029	1,708	1,708

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	2,801	2,643

TransDigm, Inc.
4.625% due 01/15/2029	1,517	1,494
4.875% due 05/01/2029	1,000	986
6.375% due 03/01/2029	4,560	4,635
6.750% due 08/15/2028	4,707	4,760
6.875% due 12/15/2030	1,970	2,026

Transocean Aquila Ltd.
8.000% due 09/30/2028	1,021	1,048

Transocean International Ltd.
8.250% due 05/15/2029	5,997	6,196
8.750% due 02/15/2030	1,540	1,601

Travel & Leisure Co.
4.500% due 12/01/2029	305	295
4.625% due 03/01/2030	35	34
6.000% due 04/01/2027	2,236	2,241
6.250% due 06/01/2031	2,686	2,704

Trekor Metals Ltd.
8.250% due 05/01/2030	1,467	1,533

Trident TPI Holdings, Inc.
12.750% due 12/31/2028	2,726	2,733

TriNet Group, Inc.
3.500% due 03/01/2029	3,151	2,976

Trivium Packaging Finance BV
12.250% due 01/15/2031	850	940

Tronox, Inc.
4.625% due 03/15/2029	419	294
9.125% due 09/30/2030	950	955

TTM Technologies, Inc.
4.000% due 03/01/2029	2,134	2,063

Tutor Perini Corp.
11.875% due 04/30/2029	775	845

Twilio, Inc.
3.625% due 03/15/2029	1,666	1,608
3.875% due 03/15/2031	40	38

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	4,904	4,630

U.S. Foods, Inc.
6.875% due 09/15/2028	925	946

U.S. Renal Care, Inc.
10.625% due 06/28/2028	326	303

UKG, Inc.
6.875% due 02/01/2031	2,008	1,952

Under Armour, Inc.
7.250% due 07/15/2030	815	823

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Airlines Holdings, Inc.
4.875% due 03/01/2029	$1,548	$1,534
5.375% due 03/01/2031	1,325	1,317

United Rentals North America, Inc.
3.875% due 11/15/2027	323	319
4.000% due 07/15/2030	394	377
4.875% due 01/15/2028	1,597	1,593
6.125% due 03/15/2034	250	257

Univision Communications, Inc.
4.500% due 05/01/2029	1,065	1,018
7.375% due 06/30/2030	1,775	1,781
8.875% due 04/15/2033	3,172	3,125

USA Compression Partners LP/USA Compression Finance Corp.
7.125% due 03/15/2029	347	356

Valaris Ltd.
8.375% due 04/30/2030	2,896	3,009

Velocity Vehicle Group LLC
8.000% due 06/01/2029	3,330	3,292

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	2,966	2,831
6.000% due 05/01/2036	50	51

Venture Global LNG, Inc.
7.000% due 01/15/2030	2,896	2,955
9.500% due 02/01/2029	5,634	6,067
9.875% due 02/01/2032	625	667

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	2,006	2,053

Veritiv Operating Co.
10.500% due 11/30/2030	1,205	1,234

Versant Media Group, Inc.
7.250% due 01/30/2031	2,340	2,422

VF Corp.
2.800% due 04/23/2027	4,247	4,178
2.950% due 04/23/2030	1,230	1,122

Viasat, Inc.
5.625% due 04/15/2027	2,300	2,302

Viavi Solutions, Inc.
3.750% due 10/01/2029	2,017	1,925

Viking Cruises Ltd.
7.000% due 02/15/2029	1,000	1,004
9.125% due 07/15/2031	1,199	1,257

Virgin Media Finance PLC
5.000% due 07/15/2030	5,058	3,851

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	1,519	1,291
5.500% due 05/15/2029	3,341	3,174

Viridien
10.000% due 10/15/2030	1,185	1,259

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030 (f)	2,979	2,838
8.750% due 01/15/2032 (f)	5,082	5,038
9.500% due 06/01/2028 (f)	2,759	2,796

Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031	1,771	1,458
6.750% due 01/15/2033	900	763
7.750% due 04/15/2032	675	610

VZ Secured Financing BV
5.000% due 01/15/2032	1,826	1,600
7.500% due 01/15/2033	1,772	1,698

Wayfair LLC
7.250% due 10/31/2029	2,454	2,534
7.750% due 09/15/2030	1,126	1,184

WBI Operating LLC
6.250% due 10/15/2030	2,894	2,912

Whirlpool Corp.
4.750% due 02/26/2029	3,505	3,274

White Cap Supply Holdings LLC
7.375% due 11/15/2030	3,963	4,022

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	2,482	2,547

Williams Scotsman, Inc.
4.625% due 08/15/2028	530	526

38	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031		$1,543	$1,628

Wolverine World Wide, Inc.
4.000% due 08/15/2029		3,002	2,831

WR Grace Holdings LLC
5.625% due 08/15/2029		3,615	3,401
7.375% due 03/01/2031		776	780

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		2,677	2,640

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		1,958	1,958

Xerox Holdings Corp.
5.500% due 08/15/2028 (f)		3,331	1,953

XPLR Infrastructure Operating Partners LP
7.250% due 01/15/2029		1,685	1,744
8.375% due 01/15/2031 (f)		1,375	1,467

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (b)		1,818	1,818

Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK)
9.000% due 09/09/2030 (b)		3,503	3,464

ZF North America Capital, Inc.
6.750% due 04/23/2030		1,838	1,824
6.875% due 04/14/2028		3,987	4,081
7.125% due 04/14/2030		1,665	1,681
7.500% due 03/24/2031		835	841

Ziggo Bond Co. BV
5.125% due 02/28/2030		1,208	1,063

Ziggo BV
4.875% due 01/15/2030		2,538	2,384

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029		5,913	4,814

			1,249,545

UTILITIES 5.0%

AES Corp.
5.750% due 07/15/2033		100	101
6.950% due 07/15/2055 •		2,030	2,006
7.600% due 01/15/2055 •		2,711	2,783

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029		1,974	2,054

Altice Holdings 1 SARL
0.000% due 12/31/2099 «	EUR	11	162

American Electric Power Co., Inc.
5.800% due 03/15/2056 •		$875	871

AmeriGas Partners LP/AmeriGas Finance Corp.
6.875% due 06/01/2031		2,086	2,113
9.375% due 06/01/2028		54	55

Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750% due 01/15/2028		1,100	1,100

Clearway Energy Operating LLC
4.750% due 03/15/2028		1,869	1,853

ContourGlobal Power Holdings SA
6.750% due 02/28/2030		1,166	1,185

Edison International
6.250% due 03/15/2030		293	301
7.875% due 06/15/2054 •		980	1,009
8.125% due 06/15/2053 •		1,225	1,259

EUSHI Finance, Inc.
7.625% due 12/15/2054 •		4,013	4,170

Genesis Energy LP/Genesis Energy Finance Corp.
8.250% due 01/15/2029		1,247	1,288

Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 04/15/2030		390	384
6.250% due 11/01/2028		1,705	1,710

Leeward Renewable Energy Operations LLC
4.250% due 07/01/2029		3,307	3,160

Millicom International Cellular SA
5.125% due 01/15/2028		470	467

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029	$2,907	$3,011

NRG Energy, Inc.
5.750% due 01/15/2028	770	771

PacifiCorp
7.125% due 08/15/2056 •	4,030	4,005
7.375% due 09/15/2055 •	1,768	1,787

Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028	2,735	2,679

PBF Holding Co. LLC/PBF Finance Corp.
7.250% due 06/01/2034	100	99
7.875% due 09/15/2030	4,449	4,536
9.875% due 03/15/2030	1,850	1,979

PG&E Corp.
5.000% due 07/01/2028	2,384	2,372
5.250% due 07/01/2030	2,982	2,938
6.850% due 09/15/2056 •	1,573	1,568
7.375% due 03/15/2055 •	2,619	2,670

PR RNO Property Owner 1 LLC
6.500% due 05/01/2031	5,647	5,643

Puget Energy, Inc.
7.000% due 09/15/2056 •	825	835
7.250% due 09/15/2056 •	800	817

Sierra Pacific Power Co.
6.375% due 09/15/2056 •	1,573	1,573

Talen Energy Supply LLC
6.500% due 02/01/2036	900	908

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500% due 01/15/2028	2,566	2,562
6.000% due 12/31/2030	125	125

TerraForm Power Operating LLC
4.750% due 01/15/2030	1,205	1,166
5.000% due 01/31/2028	3,761	3,740

TXNM Energy, Inc.
7.000% due 07/31/2056 •	3,449	3,488

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029	2,879	2,859
8.625% due 06/15/2032	12	13

Veon Midco BV
3.375% due 11/25/2027	249	243

Vodafone Group PLC
7.000% due 04/04/2079 •	2,040	2,117

VoltaGrid LLC
7.375% due 11/01/2030	3,276	3,403

		85,938

Total Corporate Bonds & Notes (Cost $1,611,162)		1,602,774

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045	489	486

U.S. Treasury Notes
4.125% due 02/15/2036	1,150	1,122

Total U.S. Treasury Obligations (Cost $1,642)		1,608

	SHARES
COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.1%

SES SA «(c)	75,928	1,148

CONSUMER DISCRETIONARY 0.0%

Riverbed Technology, Inc. «(c)(h)	22,812	1

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.0%

Bruin Blocker LLC «(c)(h)	182,994	0

		0

INDUSTRIALS 0.0%

Incora Intermediate II LLC «(c)(h)	17,294	682

Spirit Aviation Holdings, Inc. (c)	46,300	1

		683

Total Common Stocks (Cost $3,163)		1,832

WARRANTS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 03/11/2035 «	33,507	1

Total Warrants (Cost $294)		1

PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Clover Holdings, Inc.
0.000% «(h)	2,459	47

Total Preferred Securities (Cost $37)		47

SHORT-TERM INSTRUMENTS 3.7%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (g)	992,229	992

		992

REPURCHASE AGREEMENTS (i) 3.6%
		62,800

Total Short-Term Instruments (Cost $63,792)		63,792

Total Investments in Securities (Cost $1,707,473)		1,696,301

INVESTMENTS IN AFFILIATES 3.0%

SHORT-TERM INSTRUMENTS 3.1%

MUTUAL FUNDS 3.0%

PIMCO Government Money Market Fund
3.730% (f)(g)	52,270,926	52,271

Total Short-Term Instruments (Cost $52,271)		52,271

Total Investments in Affiliates (Cost $52,271)		52,271

Total Investments 101.2% (Cost $1,759,744)		$1,748,572

Financial Derivative Instruments (j)(o) 0.0% (Cost or Premiums, net $142)		40

Other Assets and Liabilities, net (1.2)%		(20,067)

Net Assets 100.0%		$1,728,545

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	39

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)

Securities with an aggregate market value of $52,232 were out on loan in exchange for $52,271 of cash collateral as of June 30, 2026. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(g)	Coupon represents a 7-Day Yield.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bruin Blocker LLC	04/20/2021	$0	$0	0.00%
Clover Holdings, Inc.	12/09/2024	37	47	0.00
Incora Intermediate II LLC	01/31/2025	840	682	0.04
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 05/01/2026	400	630	0.04
Riverbed Technology, Inc.	04/24/2018 - 12/07/2021	1,634	1	0.00

		$2,911	$1,360	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.690%	06/30/2026	07/01/2026	$62,800	U.S. Treasury Notes 1.125% due 10/31/2026	$(64,111)	$62,800	$62,806

Total Repurchase Agreements						$(64,111)	$62,800	$62,806

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$62,806	$0	$0	$0	$62,806	$(64,111)	$(1,305)

Master Securities Forward Transaction Agreement
BMO	0	0	0	1,809	1,809	(1,847)	(38)
BPG	0	0	0	1,438	1,438	(1,466)	(28)
BOS	0	0	0	1,190	1,190	(1,214)	(24)
BCY	0	0	0	39,599	39,599	(40,380)	(781)
GSC	0	0	0	6,301	6,301	(6,428)	(127)
MSC	0	0	0	1,895	1,895	(1,933)	(38)

Total Borrowings and Other Financing Transactions	$62,806	$0	$0	$52,232

40	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$53,268	$0	$0	$0	$53,268

Total Borrowings	$53,268	$0	$0	$0	$53,268

Payable for securities on loan - cash collateral					$53,268

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(78) at a weighted average interest rate of 3.885%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,711	$183,157	$396	$121	$(185)
Three-Month SOFR Futures	06/2027	143	34,291	(34)	0	(15)
Three-Month SOFR Futures	09/2027	143	34,304	(15)	0	(16)

				$347	$121	$(216)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	66	$(7,253)	$(59)	$20	$0
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	111	(22,881)	32	13	0
CBOT U.S. Long Bond Futures	09/2026	44	(4,994)	(139)	29	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	164	(18,445)	(257)	64	0

				$(423)	$126	$0

Total Futures Contracts				$(76)	$247	$(216)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Carnival Corp.	1.000%	Quarterly	12/20/2027	0.361%	$1,000	$(100)	$109	$9	$0	$(2)
Carnival Corp.	1.000	Quarterly	06/20/2029	0.602	1,300	(75)	90	15	2	0
CCO Holdings LLC	5.000	Quarterly	06/20/2031	3.093	1,450	138	(20)	118	0	(4)
Charter Communications	5.000	Quarterly	12/20/2030	2.807	3,200	299	(24)	275	0	(13)
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.608	775	(3)	5	2	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.527	3,200	456	(99)	357	1	0
Transocean, Inc.	1.000	Quarterly	12/20/2028	1.210	600	(89)	86	(3)	0	(1)

						$626	$147	$773	$3	$(20)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$3,861	$187	$130	$317	$0	$(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	41

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$31,000	$(334)	$346	$12	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	8,675	(337)	405	68	26	0

						$(671)	$751	$80	$28	$0

Total Swap Agreements						$142	$1,028	$1,170	$31	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$247	$31	$278	$0		$(216)		$(22)	$(238)

Cash of $8,868 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$247	$247
Swap Agreements	0	3	0	0	28	31

	$0	$3	$0	$0	$275	$278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$216	$216
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$0	$216	$238

42	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$223	$223
Swap Agreements	0	392	0	0	243	635

	$0	$392	$0	$0	$466	$858

Over the counter
Swap Agreements	$0	$4	$0	$0	$0	$4

	$0	$396	$0	$0	$466	$862

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,631)	$(1,631)
Swap Agreements	0	111	0	0	111	222

	$0	$111	$0	$0	$(1,520)	$(1,409)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$26,247	$0	$26,247
Corporate Bonds & Notes
Banking & Finance	0	267,291	0	267,291
Industrials	0	1,248,331	1,214	1,249,545
Utilities	0	85,776	162	85,938
U.S. Treasury Obligations	0	1,608	0	1,608
Common Stocks
Communication Services	0	0	1,148	1,148
Consumer Discretionary	0	0	1	1
Financials	0	0	0	0
Industrials	1	0	682	683
Warrants
Industrials	0	0	1	1
Preferred Securities
Industrials	0	0	47	47
Short-Term Instruments
Mutual Funds	992	0	0	992
Repurchase Agreements	0	62,800	0	62,800

	$993	$1,692,053	$3,255	$1,696,301

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$52,271	$0	$0	$52,271

Total Investments	$53,264	$1,692,053	$3,255	$1,748,572

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$278	$0	$278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(238)	$0	$(238)

Total Financial Derivative Instruments	$0	$40	$0	$40

Totals	$53,264	$1,692,093	$3,255	$1,748,612

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	43

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.9%

CORPORATE BONDS & NOTES 96.8%

BANKING & FINANCE 38.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$2,875	$2,858
3.000% due 10/29/2028	576	555
3.300% due 01/30/2032	2,530	2,313
3.400% due 10/29/2033	580	516
3.850% due 10/29/2041	113	91

Aircastle Ltd.
6.500% due 07/18/2028	738	760

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030	1,280	1,275
5.000% due 05/15/2031	1,200	1,189

Ally Financial, Inc.
5.548% due 07/31/2033 •	1,460	1,448
6.184% due 07/26/2035 •	5,251	5,340
6.848% due 01/03/2030 •	150	156

American Express Co.
4.420% due 08/03/2033 •	334	325
4.918% due 07/20/2033 •	706	706
5.389% due 07/28/2027 •	82	82
6.489% due 10/30/2031 •	1,166	1,244

American Financial Group, Inc.
4.500% due 06/15/2047	423	350

American Homes 4 Rent LP
2.375% due 07/15/2031	44	39
4.900% due 02/15/2029	453	455
5.500% due 02/01/2034	649	658

American Tower Corp.
2.100% due 06/15/2030	500	452
2.750% due 01/15/2027	624	618
2.900% due 01/15/2030	3,299	3,100
2.950% due 01/15/2051	2,286	1,435
3.125% due 01/15/2027	322	320
3.600% due 01/15/2028	1,025	1,011
5.200% due 02/15/2029	1,384	1,402
5.350% due 03/15/2035	261	263
5.650% due 03/15/2033	323	334

Americold Realty Operating Partnership LP
5.409% due 09/12/2034	800	778

Ameriprise Financial, Inc.
4.500% due 05/13/2032	957	943

Antares Holdings LP
6.625% due 06/10/2031	1,300	1,301

Arch Capital Group Ltd.
3.635% due 06/30/2050	542	395

ARES Capital Corp.
2.875% due 06/15/2027	1,221	1,198

ARES Management Corp.
5.600% due 10/11/2054	2	2

ARES Strategic Income Fund
5.600% due 02/15/2030	490	482

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	822	763

Athene Global Funding
2.673% due 06/07/2031	1,224	1,082

Athene Holding Ltd.
6.625% due 05/19/2055	46	45

Aviation Capital Group LLC
6.250% due 04/15/2028	2,183	2,234

Avilease Capital Ltd.
4.750% due 11/12/2030	1,481	1,450

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	752	730
4.700% due 01/30/2031	4,296	4,221

Bain Capital Specialty Finance, Inc.
5.950% due 03/01/2031	1,473	1,424

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	400	416
6.138% due 09/14/2028 •	400	407
7.883% due 11/15/2034 •	1,488	1,694

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco de Credito e Inversiones SA
3.500% due 10/12/2027 (e)	$798	$788

Banco Santander SA
4.600% due 04/15/2029	1,719	1,712
5.127% due 11/06/2035	2,800	2,746
5.294% due 08/18/2027	120	121
5.538% due 03/14/2030 •	65	66

Bank Hapoalim BM
5.252% due 01/14/2033	3,200	3,169

Bank of America Corp.
1.898% due 07/23/2031 •	657	586
1.922% due 10/24/2031 •	300	266
2.572% due 10/20/2032 •	3,777	3,363
2.592% due 04/29/2031 •	485	448
2.972% due 02/04/2033 •	313	283
3.194% due 07/23/2030 •	557	532
3.593% due 07/21/2028 •	74	73
4.477% due 04/23/2030 •	1,619	1,609
4.948% due 07/22/2028 •	64	64
5.015% due 07/22/2033 •	3,944	3,951
5.202% due 04/25/2029 •	3,043	3,072
5.288% due 04/25/2034 •	2,691	2,728
5.464% due 05/09/2036 •	545	556
5.468% due 01/23/2035 •	4,050	4,131
5.511% due 01/24/2036 •	531	542
5.872% due 09/15/2034 •	1,130	1,181
6.204% due 11/10/2028 •	126	129

Bank of Ireland Group PLC
2.029% due 09/30/2027 •	1,195	1,188

Bank of Montreal
5.717% due 09/25/2028	115	118

Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	1,308	1,287
5.060% due 07/22/2032 •	120	121
5.802% due 10/25/2028 •	422	429
6.474% due 10/25/2034 •	531	578

Bank of Nova Scotia
4.404% due 09/08/2028 •	1,185	1,184
4.850% due 02/01/2030	490	493

Banque Federative du Credit Mutuel SA
4.541% due 01/15/2031	2,230	2,194

Barclays PLC
2.279% due 11/24/2027 •	79	78
2.894% due 11/24/2032 •	374	335
4.972% due 05/16/2029 •	4,613	4,633
5.207% due 02/24/2037 •	3,160	3,079
5.335% due 09/10/2035 •	311	309
5.586% due 06/26/2037 •	2,400	2,398
5.785% due 02/25/2036 •	864	881
6.224% due 05/09/2034 •	448	472
6.496% due 09/13/2027 •	1,257	1,262
7.385% due 11/02/2028 •	1,484	1,535
7.437% due 11/02/2033 •	464	517

Berkshire Hathaway Finance Corp.
3.850% due 03/15/2052	1,491	1,129

BGC Group, Inc.
6.600% due 06/10/2029	1,481	1,527

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	288	271
5.900% due 11/03/2027	130	132

Blackstone Private Credit Fund
5.950% due 05/15/2031	200	197

Blackstone Secured Lending Fund
2.750% due 09/16/2026	1,195	1,190

Block Financial LLC
3.875% due 08/15/2030	1,198	1,139

Blue Owl Capital Corp.
3.400% due 07/15/2026	201	201
5.950% due 03/15/2029	491	491
6.300% due 08/15/2031	1,300	1,292
6.450% due 09/15/2028	1,100	1,114

Blue Owl Finance LLC
3.125% due 06/10/2031	1,189	1,046
4.125% due 10/07/2051	375	259
6.250% due 04/18/2034	1,495	1,464

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas SA
4.892% due 06/30/2030 •	$4,000	$4,000
4.916% due 01/15/2034 •	7,092	6,959

BPCE SA
3.500% due 10/23/2027	622	614
5.936% due 05/30/2035 •	3,158	3,241
6.612% due 10/19/2027 •	650	654

Brandywine Operating Partnership LP
3.950% due 11/15/2027	375	367

Brighthouse Financial, Inc.
3.850% due 12/22/2051	90	52
4.700% due 06/22/2047	650	449

Brixmor Operating Partnership LP
2.500% due 08/16/2031	495	441

Broadridge Financial Solutions, Inc.
2.900% due 12/01/2029	1,354	1,271

Brookfield Finance, Inc.
3.625% due 02/15/2052	942	656
3.900% due 01/25/2028	1,202	1,188
4.850% due 03/29/2029	2,692	2,697

Brown & Brown, Inc.
2.375% due 03/15/2031	831	738
5.250% due 06/23/2032	239	239
5.650% due 06/11/2034	584	592

CaixaBank SA
5.581% due 07/03/2036 •	434	438
6.037% due 06/15/2035 •	276	288
6.684% due 09/13/2027 •	1,627	1,634

Cantor Fitzgerald LP
7.200% due 12/12/2028	928	964

Capital One Financial Corp.
4.100% due 02/09/2027	184	184
4.927% due 05/10/2028 •	25	25
5.268% due 05/10/2033 •	560	562
5.468% due 02/01/2029 •	723	732
6.312% due 06/08/2029 •	1,315	1,352

Capital One NA
4.650% due 09/13/2028	2,794	2,799

CBRE Services, Inc.
5.500% due 04/01/2029	1,020	1,041
5.950% due 08/15/2034	4,111	4,290

Charles Schwab Corp.
1.650% due 03/11/2031	5,795	5,069
2.900% due 03/03/2032	876	796

CI Financial Corp.
7.500% due 05/30/2029	1,251	1,312

Citadel Finance LLC
5.150% due 02/14/2031	3,354	3,278

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030	404	409

Citibank NA
5.570% due 04/30/2034	3,675	3,809

Citigroup, Inc.
2.572% due 06/03/2031 •	500	459
3.057% due 01/25/2033 •	2,510	2,275
3.070% due 02/24/2028 •	130	129
3.668% due 07/24/2028 •	563	558
4.075% due 04/23/2029 •	393	389
4.412% due 03/31/2031 •	80	79
4.910% due 05/24/2033 •	150	149
6.270% due 11/17/2033 •	1,161	1,238

Citizens Bank NA
4.575% due 08/09/2028 •	463	463

Citizens Financial Group, Inc.
2.850% due 07/27/2026	943	942
5.718% due 07/23/2032 •	2,329	2,391

CNA Financial Corp.
2.050% due 08/15/2030	150	135

CNO Global Funding
5.875% due 06/04/2027	1,196	1,209

Commonwealth Bank of Australia
2.688% due 03/11/2031 (f)	1,199	1,085

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	774	766
3.649% due 04/06/2028 •	25	25

44	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 07/21/2026	$891	$891
5.564% due 02/28/2029 •	45	46
5.710% due 01/21/2033 •	2,490	2,581
5.800% due 09/30/2110	3	3

Corebridge Financial, Inc.
3.650% due 04/05/2027	1,673	1,662
3.850% due 04/05/2029	1,256	1,228

Credit Agricole SA
5.301% due 07/12/2028	51	52
6.316% due 10/03/2029 •	2,217	2,290

Crown Castle, Inc.
2.100% due 04/01/2031	20	18
2.250% due 01/15/2031	1,006	896
2.500% due 07/15/2031	10	9
2.900% due 03/15/2027	619	612
3.100% due 11/15/2029	1,479	1,403
3.300% due 07/01/2030	100	94
4.300% due 02/15/2029	681	674

CTR Partnership LP/CareTrust Capital Corp.
3.875% due 06/30/2028	1,700	1,658

Danske Bank AS
4.375% due 06/12/2028	2,627	2,620
4.999% due 03/27/2032 •	800	800
5.705% due 03/01/2030 •	1,200	1,228

Deutsche Bank AG
5.060% due 04/14/2032 •	2,097	2,092
5.373% due 01/10/2029 •	980	990
5.706% due 02/08/2028 •	242	244
6.720% due 01/18/2029 •	4,011	4,132
7.079% due 02/10/2034 •	847	915

Digital Realty Trust LP
3.700% due 08/15/2027	51	51
5.550% due 01/15/2028	469	476

Empower Finance 2020 LP
3.075% due 09/17/2051	2,487	1,607

Enact Holdings, Inc.
6.250% due 05/28/2029	2,610	2,687

EPR Properties
3.750% due 08/15/2029	1,971	1,896
4.950% due 04/15/2028	60	60

EQT AB
5.850% due 05/08/2035	1,543	1,551

Equinix, Inc.
2.150% due 07/15/2030	5,206	4,695
3.000% due 07/15/2050	1,113	710
3.200% due 11/18/2029	3,176	3,025

Equitable America Global Funding
4.700% due 09/15/2032	873	856

Equitable Financial Life Global Funding
1.300% due 07/12/2026	620	619

Equitable Holdings, Inc.
4.350% due 04/20/2028	724	720
5.000% due 04/20/2048	608	532

Essential Properties LP
5.400% due 12/01/2035	2,250	2,228

Extra Space Storage LP
2.350% due 03/15/2032	1,565	1,365

F&G Annuities & Life, Inc.
6.250% due 10/04/2034	280	274
6.500% due 06/04/2029	1,967	2,011

F&G Global Funding
2.300% due 04/11/2027	641	628

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	1,981	2,032

FIBRA Prologis
5.625% due 01/14/2038	1,853	1,793

Fidelity National Financial, Inc.
3.200% due 09/17/2051	313	199
3.400% due 06/15/2030	499	471

First American Financial Corp.
4.000% due 05/15/2030	313	301

First Citizens BancShares, Inc.
4.869% due 03/03/2032 •	1,853	1,803

FMR LLC
5.150% due 02/01/2043	416	392

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	$928	$897
3.815% due 11/02/2027	865	852
4.125% due 08/17/2027	1,313	1,302
5.078% (SOFRRATE + 1.450%) due 11/05/2026 ~	1,202	1,204
5.850% due 05/17/2027	1,161	1,170
6.532% due 03/19/2032	2,011	2,079
6.800% due 05/12/2028	320	329

GA Global Funding Trust
1.950% due 09/15/2028	181	170
2.250% due 01/06/2027	775	766
4.400% due 09/23/2027	451	449
4.500% due 09/18/2030	2,376	2,304
5.900% due 01/13/2035	784	791

General Motors Financial Co., Inc.
2.350% due 01/08/2031	150	134
4.300% due 04/06/2029	132	130
5.850% due 04/06/2030	100	103

Global Atlantic Fin Co.
3.125% due 06/15/2031	631	566
6.750% due 03/15/2054	352	336
7.950% due 06/15/2033	2,591	2,868

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	194	174
4.000% due 01/15/2030	1,224	1,177
4.000% due 01/15/2031	475	449
5.300% due 01/15/2029	1,621	1,630
5.625% due 09/15/2034	2,471	2,453

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •	1,932	1,917
1.992% due 01/27/2032 •	5,299	4,662
2.615% due 04/22/2032 •	2,456	2,206
3.102% due 02/24/2033 •	6,856	6,212
3.615% due 03/15/2028 •	289	287
4.223% due 05/01/2029 •	2,170	2,152
4.516% due 01/21/2032 •	3,390	3,327
5.016% due 10/23/2035 •	1,441	1,416
5.049% due 07/23/2030 •	72	72
5.094% due 04/20/2034 •	1,619	1,613
5.727% due 04/25/2030 •	47	48
5.851% due 04/25/2035 •	1,464	1,519
6.484% due 10/24/2029 •	155	161

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	1,759	1,713

Goodman U.S. Finance Seven LLC
5.250% due 04/28/2036	3,968	3,902

Guardian Life Insurance Co. of America
4.850% due 01/24/2077	1,201	1,003

Highwoods Realty LP
3.050% due 02/15/2030	1,868	1,742

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034	385	374

Host Hotels & Resorts LP
5.700% due 06/15/2032	24	25
5.700% due 07/01/2034	2,678	2,741

HPS Corporate Lending Fund
4.900% due 09/11/2028	345	338

HSBC Holdings PLC
2.013% due 09/22/2028 •	78	76
2.206% due 08/17/2029 •	383	363
2.357% due 08/18/2031 •	1,243	1,125
2.871% due 11/22/2032 •	421	378
3.973% due 05/22/2030 •	1,981	1,933
4.041% due 03/13/2028 •	271	270
4.398% due 03/10/2030 •	1,943	1,923
4.583% due 06/19/2029 •	1,206	1,203
4.755% due 06/09/2028 •	260	260
5.130% due 03/03/2031 •	3,095	3,114
5.133% due 11/06/2036 •	551	542
5.210% due 08/11/2028 •	100	101
5.450% due 03/03/2036 •	564	568
5.546% due 03/04/2030 •	264	269
5.719% due 03/04/2035 •	116	119
5.790% due 05/13/2036 •	2,130	2,199
5.887% due 08/14/2027 •	272	272
7.390% due 11/03/2028 •	113	117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
2.727% due 04/01/2032 •	$501	$456
4.017% due 03/28/2028 •	512	510
4.858% due 03/25/2029 •	242	243
5.420% due 03/23/2037 •	2,558	2,565

Intesa Sanpaolo SpA
7.778% due 06/20/2054 •	1,256	1,480
8.248% due 11/21/2033 •	2,472	2,858

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	2,412	2,084
2.300% due 11/15/2028	36	34

Jefferies Financial Group, Inc.
5.125% due 04/28/2031	2,117	2,090
5.500% due 02/15/2036	1,853	1,789

John Deere Capital Corp.
4.350% due 09/15/2032	370	365
4.700% due 06/10/2030	120	121

JPMorgan Chase & Co.
1.470% due 09/22/2027 •	1,241	1,233
2.182% due 06/01/2028 •	210	206
2.522% due 04/22/2031 •	320	295
2.947% due 02/24/2028 •	1,495	1,480
2.963% due 01/25/2033 •	957	867
3.702% due 05/06/2030 •	4,973	4,837
3.782% due 02/01/2028 •	160	159
4.005% due 04/23/2029 •	478	473
4.323% due 04/26/2028 •	83	83
4.565% due 06/14/2030 •	900	897
4.586% due 04/26/2033 •	1,776	1,749
4.851% due 07/25/2028 •	1,392	1,396
4.912% due 07/25/2033 •	2,816	2,813
4.979% due 07/22/2028 •	1,037	1,042
4.995% due 07/22/2030 •	264	266
5.012% due 01/23/2030 •	2,729	2,748
5.040% due 01/23/2028 •	30	30
5.336% due 01/23/2035 •	3,462	3,515
5.571% due 04/22/2028 •	992	1,000
5.581% due 04/22/2030 •	300	307
5.766% due 04/22/2035 •	5,121	5,328

KKR Group Finance Co. X LLC
3.250% due 12/15/2051	2,781	1,764

Lazard Group LLC
4.500% due 09/19/2028	2,239	2,223
5.625% due 08/01/2035	2,399	2,413

Liberty Mutual Group, Inc.
4.850% due 08/01/2044	158	137
5.500% due 06/15/2052	238	224

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	405	400
3.750% due 03/18/2028 •	705	701
4.375% due 03/22/2028	109	109
4.943% due 11/04/2036 •	501	486
5.590% due 11/26/2035 •	618	631
5.679% due 01/05/2035 •	501	515
7.953% due 11/15/2033 •	1,479	1,677

Loews Corp.
4.940% due 04/01/2036	3,066	3,002

LPL Holdings, Inc.
6.000% due 05/20/2034	425	435

LSEG Finance PLC
2.000% due 04/06/2028	1,487	1,423
3.200% due 04/06/2041	1,453	1,102

Lseg U.S. Fin Corp.
4.875% due 03/28/2027	308	309

Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,192	1,167
3.763% due 11/28/2028 •	60	59

Main Street Capital Corp.
5.400% due 08/15/2028	1,461	1,454

Manulife Financial Corp.
4.986% due 12/11/2035	499	491

Marex Group PLC
6.404% due 11/04/2029	2,550	2,614

MassMutual Global Funding II
5.050% due 12/07/2027	351	355

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	45

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Met Tower Global Funding
1.250% due 09/14/2026	$111	$110

MetLife, Inc.
4.125% due 08/13/2042	130	109
9.250% due 04/08/2068	163	191

Metropolitan Life Global Funding I
1.875% due 01/11/2027	2,093	2,068
5.150% due 03/28/2033	2,952	2,986

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	1,243	1,249

Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	1,438	1,268
2.341% due 01/19/2028 •	2,683	2,653
3.195% due 07/18/2029	2,331	2,231
3.741% due 03/07/2029	28	27
5.017% due 07/20/2028 •	4,220	4,241
5.325% due 04/21/2037 •	1,400	1,397

Mizuho Bank Ltd.
4.695% due 04/16/2031	1,000	1,002

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •	586	529
5.323% due 07/08/2036 •	701	703
5.382% due 07/10/2030 •	305	310
5.414% due 09/13/2028 •	2,452	2,478
5.594% due 07/10/2035 •	299	307
5.748% due 07/06/2034 •	737	763
5.754% due 05/27/2034 •	1,052	1,093

Morgan Stanley
1.928% due 04/28/2032 •	3,096	2,692
2.511% due 10/20/2032 •	582	515
3.622% due 04/01/2031 •	2,805	2,687
3.772% due 01/24/2029 •	700	691
4.300% due 01/27/2045	717	605
4.555% due 04/10/2030 •	3,904	3,880
4.708% due 03/12/2032 •	1,973	1,949
4.889% due 07/20/2033 •	2,193	2,177
5.123% due 02/01/2029 •	1,496	1,505
5.164% due 04/20/2029 •	130	131
5.173% due 01/16/2030 •	1,778	1,794
5.652% due 04/13/2028 •	168	169
5.831% due 04/19/2035 •	1,913	1,985
6.407% due 11/01/2029 •	2,900	3,003
6.627% due 11/01/2034 •	2,796	3,035

Morgan Stanley Bank NA
4.573% (SOFRRATE + 0.940%) due 07/14/2028 ~	952	957
4.607% (SOFRINDX + 0.980%) due 05/10/2030 ~	800	804

Morgan Stanley Private Bank NA
4.734% due 07/18/2031 •	2,239	2,229

Mutual of Omaha Cos Global Funding
4.546% due 01/13/2031	2,272	2,244

National Health Investors, Inc.
3.000% due 02/01/2031	536	486

Nationwide Building Society
2.972% due 02/16/2028 •	145	144
3.960% due 07/18/2030 •	25	24
4.649% due 07/14/2029 •	1,216	1,216
5.537% due 07/14/2036 •	1,770	1,784

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,287	986
4.950% due 04/22/2044	54	47

NatWest Group PLC
4.964% due 08/15/2030 •	5,061	5,077
5.076% due 01/27/2030 •	619	623
5.778% due 03/01/2035 •	75	78

NatWest Markets PLC
4.893% due 03/27/2031	526	526

New York Life Global Funding
2.350% due 07/14/2026	100	100
5.000% due 01/09/2034	489	489

New York Life Insurance Co.
3.750% due 05/15/2050	135	100
4.450% due 05/15/2069	169	130
6.750% due 11/15/2039	655	728

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	$125	$124
2.450% due 09/15/2028	100	93

NLG Global Funding
5.400% due 01/23/2030	436	443

Nomura Holdings, Inc.
2.172% due 07/14/2028	218	207

Nordea Bank Abp
1.500% due 09/30/2026	55	55
5.375% due 09/22/2027	1,482	1,499

Norinchukin Bank
4.867% due 09/14/2027	676	677
5.071% due 09/14/2032	300	299
5.356% due 03/10/2036	1,688	1,674
5.430% due 03/09/2028 (e)	1,126	1,137

Nuveen LLC
4.000% due 11/01/2028	60	59

Old Republic International Corp.
3.875% due 08/26/2026	702	701
5.700% due 06/01/2036	1,400	1,406

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	2,494	2,316

Pacific Life Global Funding II
1.600% due 09/21/2028	2,342	2,193
4.875% due 07/17/2032	1,000	998

Paychex, Inc.
5.100% due 04/15/2030	752	759

PNC Financial Services Group, Inc.
5.068% due 01/24/2034 •	3,127	3,131
5.354% due 12/02/2028 •	47	47
5.373% due 07/21/2036 •	4,790	4,837
5.492% due 05/14/2030 •	1,561	1,594

Popular, Inc.
7.250% due 03/13/2028	1,317	1,358

Pricoa Global Funding I
4.350% due 11/25/2030	96	94
4.400% due 08/27/2027	387	387
4.700% due 05/28/2030	944	943

Progressive Corp.
3.000% due 03/15/2032	846	773

Protective Life Global Funding
1.303% due 09/20/2026	824	819

Prudential Financial, Inc.
3.000% due 03/10/2040	172	132

Prudential Funding Asia PLC
3.125% due 04/14/2030	957	906

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~	2,300	2,312

Realty Income Corp.
3.250% due 01/15/2031	132	124
4.450% due 09/15/2026	509	509

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	1,199	1,198

Reliance Standard Life Global Funding II
1.512% due 09/28/2026	157	156

Rexford Industrial Realty LP
2.150% due 09/01/2031	1,130	982

RGA Global Funding
5.000% due 08/25/2032	4,354	4,315

Royal Bank of Canada
4.498% due 08/06/2029 •	624	622
4.715% due 03/27/2028 •	261	262
4.965% due 01/24/2029 •	29	29
4.969% due 08/02/2030 •	201	203
5.000% due 02/01/2033	909	916
5.000% due 05/02/2033	989	998
6.000% due 11/01/2027	10	10

Sabra Health Care LP
3.200% due 12/01/2031	1,602	1,453

Sammons Financial Group Global Funding
5.100% due 06/22/2031	3,164	3,152

Sammons Financial Group, Inc.
5.950% due 06/15/2036	2,176	2,181

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Holdings USA, Inc.
6.499% due 03/09/2029 •	$2,582	$2,649

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •	30	30

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	1,322	1,312
5.250% due 11/26/2035	979	963

Societe Generale SA
3.000% due 01/22/2030	493	462
3.337% due 01/21/2033 •	3,013	2,737
4.857% due 07/07/2029 •(a)	3,100	3,100
5.249% due 05/22/2029 •	339	341
6.691% due 01/10/2034 •	907	971

Sompo Holdings, Inc.
5.411% due 04/22/2037 •	1,537	1,510

Standard Chartered PLC
2.678% due 06/29/2032 •	172	154
4.299% due 01/13/2030 •	3,124	3,085
4.529% due 06/05/2032 •	1,577	1,545
6.301% due 01/09/2029 •	1,657	1,694

State Street Corp.
5.820% due 11/04/2028 •	1,067	1,086

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031	2,088	1,779
6.450% due 03/18/2035	491	483

Stellantis Financial Services U.S. Corp.
5.800% due 06/15/2031	2,276	2,250

Store Capital LLC
4.500% due 03/15/2028	15	15
4.950% due 02/11/2031	4,008	3,958

Sumisho Air Lease Corp.
3.000% due 02/01/2030	494	463

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	6,901	6,043
2.472% due 01/14/2029	784	745
2.750% due 01/15/2030	3,974	3,707
5.424% due 07/09/2031	645	660
5.766% due 01/13/2033	888	924
5.808% due 09/14/2033	67	70

Sumitomo Mitsui Trust Bank Ltd.
4.950% due 09/15/2027	1,484	1,493

Sun Communities Operating LP
2.300% due 11/01/2028	200	190

Synchrony Financial
2.875% due 10/28/2031	238	210
5.150% due 03/19/2029	979	979

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	1	1

Toronto-Dominion Bank
3.200% due 03/10/2032	3,755	3,455
4.108% due 06/08/2027	359	358
4.109% due 10/13/2028	184	182
4.808% due 06/03/2030	33	33
5.156% due 01/10/2028	110	111

Toyota Motor Credit Corp.
4.550% due 08/09/2029	2,439	2,439
5.050% due 05/16/2029	1,461	1,482
5.550% due 11/20/2030	207	214

Truist Financial Corp.
5.867% due 06/08/2034 •	395	411
7.161% due 10/30/2029 •	1,385	1,459

U.S. Bancorp
4.548% due 07/22/2028 •	1,148	1,148
4.653% due 02/01/2029 •	687	688
4.839% due 02/01/2034 •	277	273
5.775% due 06/12/2029 •	1,260	1,287
5.836% due 06/12/2034 •	502	524

UBS AG
1.250% due 08/07/2026	332	331
4.632% due 02/16/2032 •	2,372	2,354

UBS Group AG
3.126% due 08/13/2030 •	1,492	1,417
4.194% due 04/01/2031 •	2,293	2,239
4.751% due 05/12/2028 •	1,487	1,490
4.844% due 11/06/2033 •	3,492	3,432

46	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.010% due 03/23/2037 •	$1,513	$1,472
5.199% due 08/10/2037 •	700	689
5.528% due 05/06/2047 •	1,357	1,313
5.580% due 05/09/2036 •	369	376

UniCredit SpA
3.127% due 06/03/2032 •	145	133

Unum Group
5.250% due 12/15/2035	746	735
6.000% due 06/15/2054	550	541

VICI Properties LP
5.125% due 05/15/2032	51	51
5.625% due 05/15/2052	1,201	1,104

VICI Properties LP/VICI Note Co., Inc.
4.125% due 08/15/2030	2,468	2,369
4.625% due 12/01/2029	3,787	3,718

Voya Financial, Inc.
5.050% due 03/02/2036	2,053	1,998

Wells Fargo & Co.
2.879% due 10/30/2030 •	2,131	2,006
3.526% due 03/24/2028 •	1,547	1,536
3.584% due 05/22/2028 •	723	717
4.478% due 04/04/2031 •	410	406
4.808% due 07/25/2028 •	1,496	1,500
4.897% due 07/25/2033 •	4,915	4,885
4.970% due 04/23/2029 •	500	503
5.198% due 01/23/2030 •	2,239	2,264
5.389% due 04/24/2034 •	2,035	2,067
5.574% due 07/25/2029 •	1,614	1,641
6.303% due 10/23/2029 •	368	381

Wells Fargo Bank NA
5.850% due 02/01/2037	550	571

Weyerhaeuser Co.
6.875% due 12/15/2033	334	367
7.375% due 03/15/2032	2,068	2,308

WP Carey, Inc.
4.650% due 07/15/2030	2,050	2,038

		613,689

INDUSTRIALS 42.8%

AbbVie, Inc.
2.950% due 11/21/2026	1,382	1,375
3.200% due 11/21/2029	746	714
4.050% due 11/21/2039	81	71
4.125% due 03/15/2031	3,958	3,875
4.400% due 11/06/2042	52	46
4.550% due 03/15/2035	3,616	3,508
4.950% due 03/15/2031	2,287	2,320
5.200% due 03/15/2035	239	243

Airbnb, Inc.
4.650% due 03/16/2031	725	720

Aker BP ASA
3.100% due 07/15/2031	929	850
5.125% due 10/01/2034	1,480	1,450
5.800% due 10/01/2054	2,093	1,950

Alcon Finance Corp.
2.600% due 05/27/2030	2,558	2,363

Alibaba Group Holding Ltd.
3.400% due 12/06/2027	1,118	1,104

Alimentation Couche-Tard, Inc.
2.950% due 01/25/2030	228	215
5.267% due 02/12/2034	565	570

Allegion PLC
3.500% due 10/01/2029	686	659

Alphabet, Inc.
5.650% due 02/15/2056	1,677	1,656

Amazon.com, Inc.
2.100% due 05/12/2031	3,971	3,540
2.700% due 06/03/2060	1,496	812
3.100% due 05/12/2051	740	481
3.250% due 05/12/2061	1,025	631
3.875% due 08/22/2037	1,892	1,694
4.100% due 04/13/2062	546	405
4.350% due 03/20/2033	241	235
4.800% due 12/05/2034	370	371
6.050% due 03/13/2076	2,658	2,652

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines Pass-Through Trust
5.250% due 05/10/2040	$1,100	$1,095

Amgen, Inc.
1.650% due 08/15/2028	263	248
2.200% due 02/21/2027	76	75
2.450% due 02/21/2030	1,239	1,149
3.150% due 02/21/2040	788	615
3.200% due 11/02/2027	595	586
4.200% due 02/22/2052	487	383
4.400% due 05/01/2045	4,777	4,050
4.400% due 02/22/2062	477	374
5.150% due 03/02/2028	1,452	1,466
5.250% due 03/02/2030	1,278	1,302
5.250% due 03/02/2033	30	31
5.750% due 03/02/2063	444	431

Amphenol Corp.
2.800% due 02/15/2030	160	150

Anglo American Capital PLC
3.875% due 03/16/2029	355	348
5.000% due 03/21/2033	2,088	2,072
6.000% due 04/05/2054	1,331	1,333

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046	1,007	915

Anheuser-Busch InBev Worldwide, Inc.
4.750% due 01/23/2029	541	544
4.950% due 01/15/2042	113	107
5.000% due 06/15/2034	699	706
5.800% due 01/23/2059	260	265

Apple, Inc.
2.800% due 02/08/2061	73	42
2.850% due 08/05/2061	172	99
3.850% due 08/04/2046	1,263	1,000
4.650% due 02/23/2046	1,095	980

AppLovin Corp.
5.375% due 12/01/2031	1,582	1,605

Arrow Electronics, Inc.
5.150% due 08/21/2029	219	221

Astrazeneca Finance LLC
1.750% due 05/28/2028	283	270
2.250% due 05/28/2031	900	809

AstraZeneca PLC
4.000% due 01/17/2029	1,469	1,456

Atlassian Corp.
5.250% due 05/15/2029	1,608	1,612

Autodesk, Inc.
2.850% due 01/15/2030	55	52

AutoNation, Inc.
3.800% due 11/15/2027	130	128

AutoZone, Inc.
1.650% due 01/15/2031	1,000	873
4.750% due 08/01/2032	558	553

Bacardi Ltd.
2.750% due 07/15/2026	100	100
4.700% due 05/15/2028	1,134	1,131
5.300% due 05/15/2048	206	185

BAE Systems PLC
1.900% due 02/15/2031	3,874	3,425
3.400% due 04/15/2030	1,509	1,444

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000% due 06/15/2036	2,064	2,020

BAT Capital Corp.
4.540% due 08/15/2047	533	440

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	2,714	2,685
4.650% due 11/15/2043	501	414

Bayer U.S. Finance LLC
6.250% due 01/21/2029	381	393
6.500% due 11/21/2033	2,293	2,462
6.875% due 11/21/2053	517	567

Beacon Point DC LLC
6.129% due 11/30/2042	2,376	2,397

Becton Dickinson & Co.
1.957% due 02/11/2031	521	461
2.823% due 05/20/2030	3,439	3,212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BHP Billiton Finance USA Ltd.
5.250% due 09/08/2030	$50	$51

BMW U.S. Capital LLC
2.550% due 04/01/2031	55	49
3.300% due 04/06/2027	50	50
4.150% due 04/09/2030	3,756	3,673
5.050% due 03/21/2030	175	176

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,553	2,383

Boeing Co.
3.250% due 02/01/2028	1,398	1,369
3.600% due 05/01/2034	665	599
3.625% due 02/01/2031	1,719	1,636
3.950% due 08/01/2059	2,783	1,990
5.150% due 05/01/2030	2,712	2,746
5.705% due 05/01/2040	852	867
5.805% due 05/01/2050	100	99

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	155	151
5.950% due 08/04/2033	1,008	1,013

Boston Scientific Corp.
6.250% due 11/15/2035	93	102

Bristol-Myers Squibb Co.
3.900% due 03/15/2062	212	153

Broadcom, Inc.
1.950% due 02/15/2028	1,307	1,258
2.450% due 02/15/2031	201	182
2.600% due 02/15/2033	1,457	1,267
3.137% due 11/15/2035	1,271	1,080
3.187% due 11/15/2036	2,166	1,816
3.419% due 04/15/2033	1,350	1,231
3.469% due 04/15/2034	1,867	1,677
4.150% due 11/15/2030	1,222	1,197

Cameron LNG LLC
3.701% due 01/15/2039	2,151	1,825

Campbell’s Co.
3.125% due 04/24/2050	102	63
4.550% due 03/21/2031	530	516
5.200% due 03/21/2029	172	174
5.250% due 10/13/2054	133	113

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	443	448
5.400% due 12/15/2034	4,076	4,121
6.450% due 06/30/2033	125	135

Carnival Corp. Ltd.
4.000% due 08/01/2028	3,588	3,523

Carrier Global Corp.
2.722% due 02/15/2030	1,877	1,755

Caterpillar, Inc.
5.300% due 09/15/2035	30	31

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	1,052	1,044
3.250% due 02/15/2029	1,035	990
3.276% due 12/01/2028	422	406
3.569% due 12/01/2031	1,373	1,261
4.250% due 04/01/2028	147	145
5.100% due 03/01/2030	1,481	1,479

Cenovus Energy, Inc.
5.400% due 03/20/2036	1,482	1,470
5.400% due 06/15/2047	546	505
6.750% due 11/15/2039	257	283

Centene Corp.
2.450% due 07/15/2028	550	523
2.500% due 03/01/2031	292	255
2.625% due 08/01/2031	220	192
3.000% due 10/15/2030	2,210	2,001
4.250% due 12/15/2027	246	245
4.625% due 12/15/2029	4,453	4,322

CF Industries, Inc.
5.150% due 03/15/2034	4,351	4,317

CGI, Inc.
4.950% due 03/14/2030	2,239	2,231

Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% due 01/15/2029	338	315
3.750% due 02/15/2028	692	679

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	47

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 04/01/2061	$1,385	$814
3.950% due 06/30/2062	1,279	757
4.200% due 03/15/2028	190	188
5.250% due 04/01/2053	550	429
5.375% due 04/01/2038	633	567
6.100% due 06/01/2029	1,881	1,927
6.650% due 02/01/2034	1,171	1,202

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	4,454	3,795
3.700% due 11/15/2029	129	125

Chevron USA, Inc.
2.343% due 08/12/2050	2,090	1,198

Choice Hotels International, Inc.
3.700% due 01/15/2031	979	925

Cigna Group
4.800% due 07/15/2046	313	275

Clorox Co.
1.800% due 05/15/2030	785	704

Coca-Cola Co.
1.375% due 03/15/2031	143	125
2.125% due 09/06/2029	139	130
2.500% due 06/01/2040	474	348

Comcast Corp.
2.650% due 02/01/2030	202	188
2.887% due 11/01/2051	1,800	1,021
2.937% due 11/01/2056	150	81
3.400% due 07/15/2046	585	395
3.750% due 04/01/2040	466	373
3.969% due 11/01/2047	1,016	725
4.000% due 08/15/2047	931	676
4.049% due 11/01/2052	285	200
4.950% due 10/15/2058	160	128
6.050% due 05/15/2055 (e)	1,244	1,191

Conagra Brands, Inc.
4.850% due 11/01/2028	280	280
5.300% due 11/01/2038	859	814
5.750% due 08/01/2035 (e)(h)	3,855	3,896

ConocoPhillips Co.
3.758% due 03/15/2042	11	9
3.800% due 03/15/2052	1,486	1,091
4.300% due 11/15/2044	1,561	1,311

Constellation Brands, Inc.
2.875% due 05/01/2030	3,685	3,443
3.150% due 08/01/2029	2	2
4.800% due 01/15/2029	192	193
5.250% due 11/15/2048	264	243

Continental Resources, Inc.
2.268% due 11/15/2026	1,198	1,187
4.375% due 01/15/2028	100	99

Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	197
5.950% due 01/08/2034	1,731	1,785

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031	1,771	1,724

Cox Communications, Inc.
1.800% due 10/01/2030	2,560	2,226
5.450% due 09/01/2034	1,991	1,900

CRH America Finance, Inc.
3.400% due 05/09/2027	969	961

CSX Corp.
4.100% due 03/15/2044	1,098	916
6.220% due 04/30/2040	1,602	1,738

CVS Health Corp.
1.750% due 08/21/2030	10	9
3.000% due 08/15/2026	20	20
3.250% due 08/15/2029	1,571	1,505
3.625% due 04/01/2027	953	947
4.125% due 04/01/2040	632	541
5.050% due 03/25/2048	2,923	2,583
5.125% due 02/21/2030	1,485	1,502
5.125% due 07/20/2045	2,215	2,007
5.450% due 09/15/2035	2,319	2,350
6.000% due 06/01/2044	118	119
6.000% due 06/01/2063	100	98

Daimler Truck Finance North America LLC
2.375% due 12/14/2028	2,350	2,226

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 12/14/2031	$1,771	$1,563
5.625% due 01/13/2035	598	609

Darden Restaurants, Inc.
6.300% due 10/10/2033	1,518	1,618

DCP Midstream Operating LP
5.125% due 05/15/2029	1,493	1,510
5.625% due 07/15/2027	380	384

Dell International LLC/EMC Corp.
4.750% due 07/15/2031	3,562	3,541
8.100% due 07/15/2036	488	581

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	8	8

Devon Energy Corp.
5.000% due 06/15/2045	244	219
5.200% due 09/15/2034	288	288
5.750% due 09/15/2054	1,710	1,649

Diageo Capital PLC
2.000% due 04/29/2030	989	899

Diamondback Energy, Inc.
5.900% due 04/18/2064	2,677	2,614
6.250% due 03/15/2033	546	581

Discovery Global Holdings, Inc.
5.050% due 03/15/2042	576	423
5.141% due 03/15/2052	264	178

Dow Chemical Co.
2.100% due 11/15/2030	157	139

Eastern Energy Gas Holdings LLC
6.200% due 01/15/2055	312	322

eBay, Inc.
2.700% due 03/11/2030	1,000	928

Elevance Health, Inc.
2.250% due 05/15/2030	1,579	1,445
3.700% due 09/15/2049	250	183
4.550% due 03/01/2048	2,248	1,906
4.850% due 08/15/2054	807	675
5.125% due 02/15/2053	1,551	1,388

Eli Lilly & Co.
4.150% due 03/15/2059	1,293	1,026
4.900% due 10/15/2035	30	30
5.100% due 02/12/2035	483	491
5.950% due 11/15/2037	331	359

EMD Finance LLC
4.375% due 10/15/2030	500	494
4.625% due 10/15/2032	2,034	1,998

Enbridge, Inc.
2.500% due 08/01/2033	1,266	1,080
3.125% due 11/15/2029	1,121	1,068
5.250% due 04/05/2027	71	71
5.450% due 03/27/2036	700	708
5.900% due 11/15/2026	200	201
5.950% due 04/05/2054	432	433
6.000% due 11/15/2028	230	237
6.200% due 11/15/2030	500	527
6.700% due 11/15/2053	3,952	4,350

Energy Transfer LP
4.550% due 01/15/2031	1,978	1,953
4.950% due 05/15/2028	2,104	2,115
5.000% due 05/15/2050	2,196	1,860
5.300% due 04/15/2047	1,157	1,039
5.350% due 05/15/2045	64	58
5.600% due 09/01/2034	3,027	3,091
5.950% due 05/15/2054	256	245
6.100% due 12/01/2028	569	587
6.200% due 04/01/2055	800	792
6.250% due 04/15/2049	1,204	1,202
6.550% due 12/01/2033	239	259
7.375% due 02/01/2031	120	124

Eni SpA
5.250% due 05/18/2036	2,808	2,762
5.500% due 05/15/2034	732	743
5.950% due 05/15/2054	1,317	1,304

Entergy Louisiana LLC
2.900% due 03/15/2051	1,039	652
4.200% due 09/01/2048	4,425	3,569
4.900% due 04/15/2036	1,582	1,543
5.800% due 03/15/2055	1,356	1,357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Products Operating LLC
3.125% due 07/31/2029	$1,497	$1,436
3.200% due 02/15/2052	3,179	2,107
3.950% due 01/31/2060	1,341	980
4.200% due 01/31/2050	3,805	3,072
4.250% due 02/15/2048	645	530
4.800% due 02/01/2049	642	566
4.850% due 08/15/2042	396	367

EQT Corp.
3.900% due 10/01/2027	60	59
7.000% due 02/01/2030	330	351

Equifax, Inc.
7.000% due 07/01/2037	364	404

Equinor ASA
2.375% due 05/22/2030	2,218	2,046
3.625% due 04/06/2040	15	12

ERAC USA Finance LLC
7.000% due 10/15/2037	645	733

Essent Group Ltd.
6.250% due 07/01/2029	2,000	2,063

Essential Utilities, Inc.
2.704% due 04/15/2030	864	802
5.375% due 01/15/2034	979	992

Expand Energy Corp.
4.750% due 02/01/2032	196	191

FedEx Corp.
4.050% due 02/15/2048	545	441
4.100% due 02/01/2045	160	133
4.250% due 05/15/2030	133	131
4.750% due 11/15/2045	39	35

Ferguson Finance PLC
3.250% due 06/02/2030	1,400	1,319

Fidelity National Information Services, Inc.
3.100% due 03/01/2041	749	545

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	640	620
4.300% due 01/15/2029	125	124

Fiserv, Inc.
3.200% due 07/01/2026	939	939
3.500% due 07/01/2029	54	52
4.750% due 03/15/2030	1,110	1,099
5.250% due 08/11/2035	117	114

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	557	515

Flex Ltd.
4.875% due 06/15/2029	581	582
5.250% due 01/15/2032	1,251	1,253

Flutter Treasury DAC
5.875% due 06/04/2031	1,300	1,296
6.375% due 04/29/2029	1,042	1,060

Ford Motor Co.
4.750% due 01/15/2043	322	253

Foundry JV Holdco LLC
5.900% due 01/25/2030	200	206

Fox Corp.
5.476% due 01/25/2039	328	318
5.576% due 01/25/2049	1,460	1,354

Freeport Indonesia PT
4.763% due 04/14/2027	376	378

Freeport-McMoRan, Inc.
4.125% due 03/01/2028	1,993	1,976

Fresenius Medical Care U.S. Finance III, Inc.
2.375% due 02/16/2031	660	585

Gartner, Inc.
4.500% due 07/01/2028	1,483	1,457
4.950% due 03/20/2031	600	584

General Motors Co.
5.400% due 04/01/2048	1,228	1,105
6.750% due 04/01/2046	46	49
6.800% due 10/01/2027	1,816	1,860

Gilead Sciences, Inc.
1.200% due 10/01/2027	540	520
2.800% due 10/01/2050	1,011	638
2.950% due 03/01/2027	106	105

48	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Glencore Funding LLC
3.875% due 10/27/2027	$100	$99
5.400% due 05/08/2028	2,623	2,652
5.508% due 04/01/2036	3,449	3,471
6.375% due 10/06/2030	2,115	2,230

Global Payments, Inc.
3.200% due 08/15/2029	17	16
4.150% due 08/15/2049	1,100	803
5.550% due 11/15/2035	1,373	1,332
5.950% due 08/15/2052	126	119

Gulfstream Natural Gas System LLC
5.600% due 07/23/2035	7,288	7,402

Haleon U.S. Capital LLC
3.375% due 03/24/2027	2,058	2,043
3.625% due 03/24/2032	1,682	1,576

Halliburton Co.
5.000% due 11/15/2045	306	274

Hasbro, Inc.
3.900% due 11/19/2029	1,199	1,166

HCA, Inc.
2.375% due 07/15/2031	473	420
3.125% due 03/15/2027	163	161
3.500% due 09/01/2030	1,000	949
3.500% due 07/15/2051	770	521
3.625% due 03/15/2032	3,370	3,138
4.125% due 06/15/2029	1,917	1,888
4.375% due 03/15/2042	2,232	1,891
4.500% due 02/15/2027	10	10
5.250% due 06/15/2049	3,665	3,295
5.500% due 03/01/2032	344	352
5.875% due 02/01/2029	60	61

Health Care Service Corp. A Mutual Legal Reserve Co.
5.200% due 06/15/2029	200	202

Hess Corp.
5.800% due 04/01/2047	1,484	1,501
7.125% due 03/15/2033	251	282

Home Depot, Inc.
1.375% due 03/15/2031	1,444	1,251
2.375% due 03/15/2051	2,098	1,192
2.700% due 04/15/2030	501	470
3.125% due 12/15/2049	2,866	1,918
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	212	181
4.950% due 09/15/2052	1,202	1,087

Howmet Aerospace, Inc.
6.750% due 01/15/2028	130	134

Humana, Inc.
5.750% due 03/01/2028	786	800
8.150% due 06/15/2038	323	382

Hyatt Hotels Corp.
5.250% due 06/30/2029	2,005	2,036
5.750% due 03/30/2032	997	1,028

Hyundai Capital America
1.650% due 09/17/2026	1,316	1,309
2.000% due 06/15/2028	1,141	1,084
2.100% due 09/15/2028	247	233
4.600% due 04/06/2028	3,904	3,898
5.600% due 03/30/2028	451	457

Icon Investments Six DAC
6.000% due 05/08/2034	347	357

Illumina, Inc.
2.550% due 03/23/2031	1,216	1,098

Imperial Brands Finance PLC
3.500% due 07/26/2026	244	244
6.125% due 07/27/2027	370	376

Intel Corp.
3.100% due 02/15/2060	1,319	753
4.875% due 02/10/2028	915	919

International Flavors & Fragrances, Inc.
4.450% due 09/26/2028	2,039	2,032

IQVIA, Inc.
5.700% due 05/15/2028	1,671	1,699

Japan Tobacco, Inc.
5.250% due 06/15/2030	997	1,016

JDE Peet’s NV
2.250% due 09/24/2031	1,139	987

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Keurig Dr. Pepper, Inc.
4.050% due 04/15/2032	$1,671	$1,587
4.500% due 04/15/2052	1,724	1,385

Kinder Morgan, Inc.
5.000% due 02/01/2029	1,200	1,211
5.050% due 02/15/2046	309	278
5.300% due 12/01/2034	1,769	1,783
5.450% due 08/01/2052	972	909
5.550% due 06/01/2045	2,826	2,717

Kioxia Holdings Corp.
6.250% due 07/24/2030	399	412

Kraft Heinz Foods Co.
6.875% due 01/26/2039	1,952	2,140
7.125% due 08/01/2039	1,267	1,409

Kroger Co.
5.000% due 09/15/2034	1,133	1,118
7.500% due 04/01/2031	153	171

L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,128	2,124
4.400% due 06/15/2028	713	711

Las Vegas Sands Corp.
6.000% due 08/15/2029	2,969	3,051

Leidos, Inc.
2.300% due 02/15/2031	1,149	1,022
4.375% due 05/15/2030	1,024	1,003

Lennar Corp.
5.200% due 07/30/2030	1,764	1,784

LKQ Corp.
5.750% due 06/15/2028	1,227	1,244

Lockheed Martin Corp.
4.300% due 06/15/2062	262	207
5.900% due 11/15/2063	493	511

Lowe’s Cos., Inc.
3.100% due 05/03/2027	583	577

LYB International Finance III LLC
6.150% due 05/15/2035	750	769

Marriott International, Inc.
2.850% due 04/15/2031	928	853
3.500% due 10/15/2032	868	799
4.625% due 06/15/2030	5,118	5,107
5.100% due 04/15/2032	159	161
5.250% due 10/15/2035	1,018	1,018

Mars, Inc.
5.000% due 03/01/2032	5,562	5,603
5.200% due 03/01/2035	1,292	1,298

Marvell Technology, Inc.
2.450% due 04/15/2028	378	364
5.750% due 02/15/2029	240	246

Masco Corp.
1.500% due 02/15/2028	819	780

Massachusetts Institute of Technology
3.885% due 07/01/2116	172	117

McDonald’s Corp.
2.625% due 09/01/2029	2,163	2,047
3.500% due 07/01/2027	1,536	1,524
4.875% due 12/09/2045	3,269	2,955
5.700% due 02/01/2039	252	261

Medline Borrower LP/Medline Co-Issuer, Inc.
5.000% due 06/15/2031	2,441	2,431
6.250% due 04/01/2029	949	970

Medtronic Global Holdings SCA
4.250% due 03/30/2028	4,098	4,090

Merck & Co., Inc.
1.700% due 06/10/2027	1,353	1,322
2.900% due 12/10/2061	3,879	2,246

Meta Platforms, Inc.
3.850% due 08/15/2032	3,104	2,938
4.550% due 08/15/2031	635	632
4.600% due 11/15/2032	2,200	2,164
4.650% due 08/15/2062	4,483	3,408
4.875% due 11/15/2035	748	728
5.400% due 08/15/2054	257	227
5.550% due 08/15/2064	1,112	972

Microsoft Corp.
2.525% due 06/01/2050	2,871	1,709

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.675% due 06/01/2060	$929	$513
2.921% due 03/17/2052	60	38

Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	1,204	1,196

Motorola Solutions, Inc.
2.300% due 11/15/2030	2,329	2,102
2.750% due 05/24/2031	552	502
4.600% due 02/23/2028	7	7
4.600% due 05/23/2029	558	557
5.500% due 09/01/2044	899	870

MPLX LP
4.125% due 03/01/2027	321	320
4.700% due 04/15/2048	40	33
4.800% due 02/15/2031	1,978	1,971
4.950% due 03/14/2052	3,444	2,908
5.200% due 03/01/2047	1,624	1,467
5.500% due 02/15/2049	793	731

MSCI, Inc.
3.625% due 09/01/2030	130	123
3.875% due 02/15/2031	756	716
4.000% due 11/15/2029	3,609	3,493

National Fuel Gas Co.
5.950% due 03/15/2035	800	825

Nestle Capital Corp.
4.750% due 03/12/2031	101	101

Nestle Holdings, Inc.
5.000% due 03/14/2028	945	956

Netflix, Inc.
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	1,810	1,824
6.375% due 05/15/2029	502	527

Norfolk Southern Corp.
4.100% due 05/15/2121	242	170
5.950% due 03/15/2064	1,606	1,628

Northrop Grumman Corp.
3.850% due 04/15/2045	200	159

Novartis Capital Corp.
4.100% due 11/05/2030	120	118
4.600% due 03/18/2033	1,300	1,288
4.900% due 03/18/2036	476	473

NTT Finance Corp.
4.620% due 07/16/2028	1,200	1,197
4.828% due 11/01/2029 (a)	3,100	3,099
5.012% due 11/01/2031 (a)	2,500	2,497
5.104% due 07/02/2027	1,313	1,321
5.110% due 07/02/2029	1,203	1,214
5.171% due 07/16/2032	763	763

NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031	4,057	3,641
3.150% due 05/01/2027	132	131
4.300% due 06/18/2029	800	792
4.400% due 06/01/2027	100	100

Occidental Petroleum Corp.
6.050% due 10/01/2054	1,200	1,219
6.450% due 09/15/2036	3,144	3,374
6.625% due 09/01/2030	163	172
7.500% due 05/01/2031	600	665

ONE Gas, Inc.
5.100% due 04/01/2029	494	501

Open Text Corp.
6.900% due 12/01/2027	735	752

Oracle Corp.
2.300% due 03/25/2028	1,575	1,508
3.950% due 03/25/2051	3,124	2,000
4.125% due 05/15/2045	1,580	1,102
4.900% due 02/06/2033	812	770
5.350% due 05/04/2033	1,000	972
5.375% due 07/15/2040	60	53
5.950% due 09/26/2055	2,409	2,048
6.550% due 02/04/2046	500	472

Otis Worldwide Corp.
2.565% due 02/15/2030	10	9

Ovintiv, Inc.
7.100% due 07/15/2053	638	706

Owens Corning
3.400% due 08/15/2026	100	100

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	49

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Paramount Global
2.900% due 01/15/2027	$188	$186
3.700% due 06/01/2028	261	253
4.200% due 05/19/2032	200	174
4.600% due 01/15/2045	69	44
4.850% due 07/01/2042	335	227
4.900% due 08/15/2044	1,202	795
4.950% due 05/19/2050	65	42
5.850% due 09/01/2043	3	2

Penske Truck Leasing Co. LP/PTL Finance Corp.
3.400% due 11/15/2026	1,363	1,358
5.875% due 11/15/2027	943	957

PepsiCo, Inc.
4.600% due 07/17/2045	672	600

Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030	452	453

Philip Morris International, Inc.
1.750% due 11/01/2030	744	660
2.100% due 05/01/2030	3,578	3,263
3.875% due 08/21/2042	443	363
5.250% due 02/13/2034	1,196	1,216
5.625% due 11/17/2029	323	333
5.750% due 11/17/2032	323	338
6.375% due 05/16/2038	431	472

PRA Health Sciences, Inc.
2.875% due 07/15/2026	557	557

Prosus NV
4.027% due 08/03/2050	116	81

Qatarenergy LNG S3
5.838% due 09/30/2027	100	101

Qorvo, Inc.
4.375% due 10/15/2029	1,021	985

QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/2036	2,001	1,903

Quanta Services, Inc.
2.350% due 01/15/2032	2,300	2,021
2.900% due 10/01/2030	56	52
5.250% due 08/09/2034	784	793

Regeneron Pharmaceuticals, Inc.
2.800% due 09/15/2050	2,630	1,610

RELX Capital, Inc.
3.000% due 05/22/2030	914	859
4.000% due 03/18/2029	2,218	2,182

Renesas Electronics Corp.
2.170% due 11/25/2026	1,058	1,048

Repsol E&P Capital Markets U.S. LLC
5.976% due 09/16/2035	1,935	1,974

Republic Services, Inc.
3.375% due 11/15/2027	943	932
4.875% due 04/01/2029	508	513

Road Michigan Property Owner I LLC
7.500% due 03/30/2045	4,134	4,123

Roche Holdings, Inc.
4.790% due 03/08/2029	2,104	2,122
5.338% due 11/13/2028	925	944
5.489% due 11/13/2030	496	514

Rogers Communications, Inc.
4.500% due 03/15/2042	3	3
5.000% due 02/15/2029	3,738	3,762

Royal Caribbean Cruises Ltd.
4.750% due 05/15/2033	3,563	3,469

Royalty Pharma PLC
3.300% due 09/02/2040	653	507
3.350% due 09/02/2051	224	151
3.550% due 09/02/2050	2,687	1,879
5.150% due 09/02/2029	1,494	1,514

RTX Corp.
1.900% due 09/01/2031	275	240
4.050% due 05/04/2047	2,041	1,641
4.125% due 11/16/2028	238	236
4.500% due 06/01/2042	1,358	1,216
5.750% due 11/08/2026	888	892

S&P Global, Inc.
2.900% due 03/01/2032	626	568

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.950% due 03/01/2029	$565	$543
4.250% due 01/15/2031	272	266

SABIC Capital II BV
4.500% due 10/10/2028	73	72

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	812	804
5.900% due 09/15/2037	62	65

Santos Finance Ltd.
3.649% due 04/29/2031	2,818	2,637

Saudi Arabian Oil Co.
5.250% due 07/17/2034	40	40

Schlumberger Holdings Corp.
5.000% due 05/29/2027	1,370	1,378

Schlumberger Investment SA
5.150% due 05/07/2036	1,482	1,476

Sherwin-Williams Co.
2.900% due 03/15/2052	80	50
2.950% due 08/15/2029	793	756
4.300% due 08/15/2028	464	462
4.550% due 08/01/2045	53	46

SK Hynix, Inc.
5.500% due 01/16/2027	5	5
6.375% due 01/17/2028	646	663

Smith & Nephew PLC
2.032% due 10/14/2030	929	826

Snam SpA
5.750% due 05/28/2035	1,504	1,551

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	1,100	1,104
5.584% due 10/01/2034	2,215	2,207

South32 Treasury Ltd.
4.350% due 04/14/2032	1,042	996

Southern Co.
1.750% due 03/15/2028	146	139
4.400% due 07/01/2046	1,048	877
4.850% due 06/15/2028	178	179
4.850% due 03/15/2035	565	552
5.500% due 03/15/2029	232	237

Southwest Airlines Co.
5.125% due 06/15/2027	190	191

Spectra Energy Partners LP
3.375% due 10/15/2026	80	80
4.500% due 03/15/2045	806	684

Spirit AeroSystems, Inc.
4.600% due 06/15/2028	600	598

Starbucks Corp.
2.550% due 11/15/2030	1,227	1,124
3.000% due 02/14/2032	4,367	3,990

Steel Dynamics, Inc.
3.250% due 01/15/2031	50	47

Stryker Corp.
1.950% due 06/15/2030	1,251	1,133

Synopsys, Inc.
4.850% due 04/01/2030	1,007	1,009
5.150% due 04/01/2035	1,951	1,941

Sysco Corp.
5.100% due 09/23/2030	1,994	2,014
5.950% due 04/01/2030	158	164
6.000% due 01/17/2034	1,752	1,843

T-Mobile USA, Inc.
2.250% due 11/15/2031	225	198
2.400% due 03/15/2029	510	481
2.700% due 03/15/2032	1,702	1,513
3.000% due 02/15/2041	2,495	1,843
3.400% due 10/15/2052	1,445	948
3.600% due 11/15/2060	3,226	2,090
3.750% due 04/15/2027	1,817	1,808
3.875% due 04/15/2030	100	97
4.200% due 10/01/2029	68	67
4.375% due 04/15/2040	4,690	4,139
4.850% due 01/15/2029	501	504
5.650% due 01/15/2053	170	160
5.750% due 01/15/2034	1,332	1,380

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	1,191	1,184

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060	$3,477	$2,240

Targa Resources Corp.
4.900% due 09/15/2030	3,795	3,805
4.950% due 04/15/2052	156	134
5.200% due 07/01/2027	264	266
5.500% due 02/15/2035	285	288
6.125% due 05/15/2055	820	819
6.250% due 07/01/2052	1,162	1,182
6.500% due 02/15/2053	507	531

TD SYNNEX Corp.
1.750% due 08/09/2026	1,190	1,186
5.300% due 10/10/2035	1,050	1,034

Telefonica Emisiones SA
4.103% due 03/08/2027	1,195	1,190
4.665% due 03/06/2038	1,732	1,587
7.045% due 06/20/2036	425	470

Tencent Holdings Ltd.
3.925% due 01/19/2038	59	53
3.975% due 04/11/2029	561	556
4.525% due 04/11/2049	212	184

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	529	496
7.625% due 04/01/2037	1,193	1,399

Textron, Inc.
3.900% due 09/17/2029	52	51

Thermo Fisher Scientific, Inc.
2.600% due 10/01/2029	747	704

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033	2,696	2,989

TotalEnergies Capital International SA
3.386% due 06/29/2060	1,159	758

TotalEnergies Capital SA
5.425% due 09/10/2064	1,083	1,016
5.638% due 04/05/2064	550	533

Toyota Industries Corp.
3.566% due 03/16/2028	456	447

TransCanada PipeLines Ltd.
4.100% due 04/15/2030	340	332
4.250% due 05/15/2028	516	513
4.625% due 03/01/2034	1,171	1,132
7.625% due 01/15/2039	2,081	2,454

Triton Container International Ltd./TAL International Container Corp.
5.150% due 02/15/2033	1,853	1,821

TWDC Enterprises 18 Corp.
2.950% due 06/15/2027	570	563
7.000% due 03/01/2032	128	143

Union Pacific Corp.
2.800% due 02/14/2032	1,326	1,208
3.375% due 02/01/2035	120	107

United Airlines Pass-Through Trust
5.800% due 07/15/2037	1,231	1,282

United Rentals North America, Inc.
3.875% due 11/15/2027	325	321
6.000% due 12/15/2029	316	321

UnitedHealth Group, Inc.
2.000% due 05/15/2030	642	584
2.900% due 05/15/2050	1,152	736
3.050% due 05/15/2041	1,454	1,098
3.125% due 05/15/2060	158	96
3.375% due 04/15/2027	156	155
3.700% due 08/15/2049	2,469	1,823
3.750% due 10/15/2047	192	145
3.875% due 08/15/2059	728	521
4.250% due 01/15/2029	1,618	1,610
4.450% due 12/15/2048	111	93
4.500% due 04/15/2033	104	102
4.625% due 07/15/2035	122	118
4.750% due 07/15/2045	1,566	1,393
4.750% due 05/15/2052	550	472
4.950% due 05/15/2062	771	660
5.000% due 04/15/2034	240	240
5.050% due 04/15/2053	862	775
5.250% due 02/15/2028	241	244
5.300% due 02/15/2030	49	50

50	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.350% due 02/15/2033	$115	$118
5.500% due 04/15/2064	45	42
5.625% due 07/15/2054	29	28
5.950% due 06/15/2055	124	128
6.050% due 02/15/2063	187	191
6.625% due 11/15/2037	41	46
6.875% due 02/15/2038	628	717

Valero Energy Corp.
5.150% due 03/10/2036	2,980	2,935

Var Energi ASA
8.000% due 11/15/2032	3,211	3,647

Viper Energy Partners LLC
5.700% due 08/01/2035	3,629	3,689

VMware LLC
1.400% due 08/15/2026	736	733
1.800% due 08/15/2028	115	109
2.200% due 08/15/2031	3,832	3,376

Volkswagen Group of America Finance LLC
4.850% due 08/15/2027	1,033	1,035
5.050% due 03/27/2028	42	42
5.250% due 03/22/2029	564	569
5.650% due 09/12/2028	1,615	1,639
5.650% due 03/25/2032	493	500
6.200% due 11/16/2028	3,172	3,264

Walmart, Inc.
4.500% due 04/15/2053	1,201	1,044

Waste Connections, Inc.
2.950% due 01/15/2052	700	450

Weir Group, Inc.
5.350% due 05/06/2030	487	491

Western Midstream Operating LP
5.500% due 12/15/2035	1,000	990

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	2,541	2,544

Williams Cos., Inc.
4.650% due 08/15/2032	421	415
5.300% due 08/15/2052	409	374
5.400% due 03/04/2044	1,482	1,408

WMG Acquisition Corp.
3.750% due 12/01/2029	437	419
3.875% due 07/15/2030	967	917

Woodside Finance Ltd.
3.700% due 09/15/2026	1,197	1,195
5.100% due 09/12/2034	1,354	1,331
6.000% due 05/19/2035	3,960	4,115

Workday, Inc.
3.700% due 04/01/2029	720	700
3.800% due 04/01/2032	856	797

Wyeth LLC
5.950% due 04/01/2037	915	972

Zimmer Biomet Holdings, Inc.
3.550% due 03/20/2030	55	53

		685,776

UTILITIES 15.7%

AEP Texas, Inc.
2.100% due 07/01/2030	123	112
3.450% due 01/15/2050	1,493	1,025
5.250% due 05/15/2052	81	74
5.850% due 10/15/2055	100	98

AES Corp.
2.450% due 01/15/2031	4,655	4,154
5.450% due 06/01/2028	236	239
5.800% due 03/15/2032	200	203

Alabama Power Co.
3.450% due 10/01/2049	410	291
4.300% due 03/15/2031	138	136

Ameren Corp.
5.700% due 12/01/2026	70	70

Ameren Illinois Co.
3.700% due 12/01/2047	1,616	1,226
4.800% due 12/15/2043	51	46

American Electric Power Co., Inc.
5.200% due 01/15/2029	489	497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Water Capital Corp.
3.000% due 12/01/2026	$51	$51
4.200% due 09/01/2048	719	582
5.450% due 03/01/2054	216	207
5.700% due 09/01/2055	109	108

Appalachian Power Co.
5.650% due 04/01/2034	2,261	2,324
7.000% due 04/01/2038	1,292	1,445

Arizona Public Service Co.
2.200% due 12/15/2031	61	53
4.500% due 04/01/2042	425	372
5.700% due 08/15/2034	3,573	3,696

AT&T, Inc.
1.650% due 02/01/2028	399	381
3.500% due 06/01/2041	913	703
3.500% due 09/15/2053	3,761	2,443
3.550% due 09/15/2055	241	155
3.650% due 09/15/2059	7,075	4,525
3.800% due 12/01/2057	2,530	1,690
3.850% due 06/01/2060	898	600
4.100% due 02/15/2028	1,829	1,816
4.300% due 12/15/2042	37	31
4.500% due 03/09/2048	469	376
4.550% due 03/09/2049	180	145
4.750% due 04/30/2033	1,119	1,095
4.750% due 05/15/2046	167	141
4.850% due 03/01/2039	987	917
5.250% due 10/30/2036	2,376	2,334
5.400% due 02/15/2034	120	122

Atmos Energy Corp.
4.150% due 01/15/2043	1,253	1,059

Avangrid, Inc.
3.800% due 06/01/2029	1,458	1,420

Baltimore Gas & Electric Co.
5.400% due 06/01/2053	118	112

Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	1,905	1,650
2.850% due 05/15/2051	89	54
3.250% due 04/15/2028	376	368
3.700% due 07/15/2030	838	810
4.450% due 01/15/2049	176	145
4.500% due 02/01/2045	236	202
6.125% due 04/01/2036	1,332	1,422

Black Hills Corp.
3.150% due 01/15/2027	1,194	1,186
4.200% due 09/15/2046	100	80
6.000% due 01/15/2035	1,129	1,176
6.150% due 05/15/2034	25	26

Boston Gas Co.
3.001% due 08/01/2029	800	759

BP Capital Markets PLC
4.875% due 03/22/2030 •(c)	51	50

British Telecommunications Ltd.
9.625% due 12/15/2030	1,358	1,605

Brooklyn Union Gas Co.
4.487% due 03/04/2049	58	47
4.504% due 03/10/2046	61	50
4.866% due 08/05/2032	501	491

Capital Power U.S. Holdings, Inc.
6.189% due 06/01/2035	939	974

CenterPoint Energy Houston Electric LLC
4.950% due 04/01/2033	2,467	2,480

Chile Electricity Lux MPC II SARL
5.672% due 10/20/2035	1,208	1,235

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	120	118

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028	1,483	1,521

Commonwealth Edison Co.
3.700% due 03/01/2045	324	250
3.750% due 08/15/2047	196	147
4.000% due 03/01/2048	3,976	3,120
5.650% due 06/01/2054	1,088	1,074

Connecticut Light & Power Co.
4.000% due 04/01/2048	318	254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	$683	$404
3.600% due 06/15/2061	1,050	715
3.850% due 06/15/2046	2,381	1,849
6.150% due 11/15/2052	1,270	1,322

Constellation Energy Generation LLC
5.300% due 06/01/2036	1,482	1,475
5.600% due 06/15/2042	1,303	1,285

Consumers Energy Co.
4.600% due 05/30/2029	463	465

Dominion Energy South Carolina, Inc.
5.300% due 01/15/2035	692	702

Dominion Energy, Inc.
3.300% due 04/15/2041	557	425
3.375% due 04/01/2030	364	348
5.375% due 11/15/2032	767	784

DTE Electric Co.
3.000% due 03/01/2032	1,486	1,367
5.200% due 04/01/2033	363	371

DTE Energy Co.
3.400% due 06/15/2029	3,024	2,922

Duke Energy Carolinas LLC
2.450% due 08/15/2029	12	11
2.550% due 04/15/2031	680	619
2.850% due 03/15/2032	939	851
3.550% due 03/15/2052	530	378
3.875% due 03/15/2046	60	47
4.950% due 01/15/2033	241	243
6.000% due 12/01/2028	1,049	1,084

Duke Energy Corp.
2.450% due 06/01/2030	713	657
2.550% due 06/15/2031	10	9
3.150% due 08/15/2027	129	127
3.300% due 06/15/2041	15	11
3.400% due 06/15/2029	10	10
3.500% due 06/15/2051	1,417	967
3.750% due 09/01/2046	471	354
5.000% due 08/15/2052	178	155
6.100% due 09/15/2053	115	117

Duke Energy Florida LLC
2.400% due 12/15/2031	1,430	1,275
3.400% due 10/01/2046	1,180	854
5.650% due 04/01/2040	11	11

Duke Energy Indiana LLC
3.750% due 05/15/2046	550	421

Duke Energy Progress LLC
3.400% due 04/01/2032	1,764	1,644
3.450% due 03/15/2029	12	12
3.600% due 09/15/2047	100	74
4.000% due 04/01/2052	292	223
5.250% due 03/15/2033	2,138	2,182

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027	126	125

Edison International
5.750% due 06/15/2027	454	457

Electricite de France SA
6.125% due 04/22/2056	3,848	3,799
6.375% due 01/13/2055	1,354	1,384
6.900% due 05/23/2053	1,702	1,845

Emera U.S. Finance LP
4.750% due 06/15/2046	913	780

Enel Finance America LLC
2.875% due 07/12/2041	70	50

ENEL Finance International NV
4.375% due 09/30/2030	1,473	1,448
5.000% due 06/15/2032	1,936	1,933
6.000% due 10/07/2039	1,465	1,498

Entergy Mississippi LLC
5.800% due 04/15/2055	74	74

Entergy Texas, Inc.
5.200% due 06/15/2036	2,314	2,300

Evergy, Inc.
2.900% due 09/15/2029	3,062	2,900

Eversource Energy
2.900% due 03/01/2027	176	174

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	51

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 03/01/2032	$768	$707
4.600% due 07/01/2027	789	790
5.000% due 01/01/2027	50	50
5.125% due 05/15/2033	966	967

Exelon Corp.
4.450% due 04/15/2046	250	209

FirstEnergy Corp.
2.250% due 09/01/2030	774	697
3.900% due 07/15/2027	30	30

FirstEnergy Transmission LLC
2.866% due 09/15/2028	528	508

Florida Power & Light Co.
2.875% due 12/04/2051	944	592
3.150% due 10/01/2049	4,455	2,999
3.990% due 03/01/2049	10	8
4.125% due 02/01/2042	968	831

Fortis, Inc.
3.055% due 10/04/2026	28	28

Galaxy Pipeline Assets Bidco Ltd.
1.750% due 09/30/2027	1	1

Georgia Power Co.
2.650% due 09/15/2029	496	468
5.200% due 03/15/2035	353	357

Indiana Michigan Power Co.
4.250% due 08/15/2048	1,193	966

Interstate Power & Light Co.
3.100% due 11/30/2051	28	18
3.700% due 09/15/2046	25	19
6.250% due 07/15/2039	128	136

Jersey Central Power & Light Co.
2.750% due 03/01/2032	872	780
4.600% due 01/15/2030	2,642	2,625

Kentucky Utilities Co.
5.125% due 11/01/2040	344	334

KeySpan Gas East Corp.
2.742% due 08/15/2026	1,333	1,330

LLPL Capital Pte. Ltd.
6.875% due 02/04/2039	181	184

Massachusetts Electric Co.
5.867% due 02/26/2054	30	30

MidAmerican Energy Co.
4.250% due 07/15/2049	4,643	3,787

Mississippi Power Co.
3.950% due 03/30/2028	114	113

National Grid PLC
5.405% due 06/09/2036	1,000	996
5.602% due 06/12/2028	500	509

National Rural Utilities Cooperative Finance Corp.
4.850% due 02/07/2029	491	494

New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	88
3.250% due 12/01/2026	1,083	1,078

NextEra Energy Capital Holdings, Inc.
2.440% due 01/15/2032	451	398
5.000% due 02/28/2030	320	324
5.450% due 03/15/2035	249	253

Niagara Mohawk Power Corp.
5.112% due 01/12/2036	4,205	4,130

NiSource, Inc.
2.950% due 09/01/2029	1,493	1,419
5.000% due 06/15/2052	130	115
5.400% due 06/30/2033	135	139

Northern States Power Co.
2.900% due 03/01/2050	2,541	1,678

NSTAR Electric Co.
4.400% due 03/01/2044	43	37

Oglethorpe Power Corp.
6.200% due 12/01/2053	537	553

Oklahoma Gas & Electric Co.
4.550% due 03/15/2044	30	26

Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	828	545

ONEOK, Inc.
3.400% due 09/01/2029	1,354	1,301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 09/24/2027	$476	$474
4.400% due 10/15/2029	1,628	1,611
4.550% due 07/15/2028	695	694
4.750% due 10/15/2031	663	656
5.200% due 07/15/2048	1,255	1,113
6.100% due 11/15/2032	1,121	1,180
6.500% due 09/01/2030	1,408	1,481

Orange SA
5.000% due 01/13/2036	2,401	2,346

Pacific Gas & Electric Co.
2.500% due 02/01/2031	1,802	1,617
3.250% due 06/01/2031	81	75
3.300% due 12/01/2027	501	492
3.300% due 08/01/2040	260	195
3.750% due 07/01/2028	1,460	1,434
3.950% due 12/01/2047	1,050	770
4.550% due 07/01/2030	103	101
4.650% due 08/01/2028	1,452	1,448
4.950% due 07/01/2050	103	86
5.200% due 05/01/2036	5,952	5,783
5.450% due 06/15/2027	1,207	1,216
5.700% due 03/01/2035	400	404
5.800% due 05/15/2034	3,218	3,291
6.100% due 01/15/2029	1,479	1,523

PacifiCorp
2.900% due 06/15/2052	314	188
4.150% due 02/15/2050	472	359
5.100% due 02/15/2029	117	118
5.100% due 04/15/2031	2,385	2,407
5.350% due 12/01/2053	390	350
5.450% due 02/15/2034	2,046	2,070
5.800% due 04/15/2036	1,000	1,027
7.125% due 08/15/2056 •	2,706	2,689

PECO Energy Co.
3.000% due 09/15/2049	736	483

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027	429	427

Piedmont Natural Gas Co., Inc.
2.500% due 03/15/2031	58	52

Plains All American Pipeline LP/PAA Finance Corp.
5.150% due 06/01/2042	2,091	1,921

Public Service Co. of Colorado
1.900% due 01/15/2031	754	667
2.700% due 01/15/2051	550	331
3.550% due 06/15/2046	52	38
5.350% due 05/15/2034	252	256
5.850% due 05/15/2055	1,244	1,247

Public Service Enterprise Group, Inc.
5.875% due 10/15/2028	734	753

Puget Energy, Inc.
4.100% due 06/15/2030	629	609
4.224% due 03/15/2032	1,397	1,342

Puget Sound Energy, Inc.
3.250% due 09/15/2049	242	165
5.795% due 03/15/2040	30	31

RWE Finance U.S. LLC
5.875% due 04/16/2034	421	434
6.250% due 04/16/2054	324	329

San Diego Gas & Electric Co.
1.700% due 10/01/2030	748	662
3.000% due 03/15/2032	1,167	1,062
4.150% due 05/15/2048	632	503
5.350% due 04/01/2053	435	407
5.400% due 04/15/2035	800	813

Sempra
3.250% due 06/15/2027	59	58
5.500% due 08/01/2033	778	800

Shell Finance U.S., Inc.
3.125% due 11/07/2049	217	147
5.125% due 10/15/2041	525	506

Sierra Pacific Power Co.
6.375% due 09/15/2056 •	1,846	1,846

Softbank Corp.
4.699% due 07/09/2030	1,000	989

Southern California Edison Co.
2.850% due 08/01/2029	1,450	1,369

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.950% due 02/01/2051	$120	$72
3.650% due 02/01/2050	1,559	1,079
4.000% due 04/01/2047	43	32
4.125% due 03/01/2048	2,601	1,962
5.450% due 06/01/2031	2,536	2,585
5.450% due 03/01/2035	9,177	9,198

Southern California Gas Co.
4.125% due 06/01/2048	1,667	1,308
4.450% due 03/15/2044	52	44
5.450% due 06/15/2035	220	225
5.600% due 04/01/2054	3,244	3,118
6.000% due 06/15/2055	119	121

Southern Co. Gas Capital Corp.
4.050% due 09/15/2028	117	116

Southern Power Co.
5.150% due 09/15/2041	580	554

Southwest Gas Corp.
4.050% due 03/15/2032	713	682
5.450% due 03/23/2028	1,205	1,221

Southwestern Electric Power Co.
4.100% due 09/15/2028	922	912

Southwestern Public Service Co.
3.150% due 05/01/2050	1,689	1,111
3.700% due 08/15/2047	177	133
3.750% due 06/15/2049	314	232
5.875% due 08/15/2056	2,900	2,884

Tampa Electric Co.
4.350% due 05/15/2044	30	25

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/2032	183	174

TELUS Corp.
3.400% due 05/13/2032	451	411

Union Electric Co.
2.150% due 03/15/2032	965	845
2.625% due 03/15/2051	206	123
3.900% due 04/01/2052	387	294

Verizon Communications, Inc.
2.355% due 03/15/2032	5,295	4,629
2.850% due 09/03/2041	805	573
2.987% due 10/30/2056	111	65
3.400% due 03/22/2041	444	343
3.700% due 03/22/2061	1,210	810
4.000% due 03/22/2050	878	669
4.125% due 08/15/2046	155	123
4.672% due 03/15/2055	311	255
4.780% due 02/15/2035	1,774	1,717
4.812% due 03/15/2039	1,931	1,797
5.000% due 01/15/2036	688	671
5.401% due 07/02/2037	416	415

Virginia Electric & Power Co.
2.950% due 11/15/2051	160	100
4.625% due 05/15/2052	1,195	1,013
5.550% due 08/15/2054	680	657
5.600% due 09/15/2055	88	85
5.650% due 03/15/2055	116	114
6.000% due 01/15/2036	60	63
8.875% due 11/15/2038	1,886	2,473

Vistra Operations Co. LLC
4.300% due 07/15/2029	2,050	2,009
4.600% due 10/15/2030	2,772	2,729
5.000% due 04/30/2031	2,117	2,102

Vodafone Group PLC
5.750% due 02/10/2063	2,299	2,132

WEC Energy Group, Inc.
2.200% due 12/15/2028	1,768	1,672

Wisconsin Power & Light Co.
3.950% due 09/01/2032	2,915	2,776

Wisconsin Public Service Corp.
3.671% due 12/01/2042	3	2

Xcel Energy, Inc.
4.600% due 06/01/2032	78	77

		252,529

Total Corporate Bonds & Notes (Cost $1,579,032)		1,551,994

52	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 11.2%

U.S. Treasury Bonds
3.375% due 08/15/2042 (h)	$18,302	$15,278
3.875% due 05/15/2043 (h)	1,500	1,326
4.000% due 11/15/2042 (h)	3,186	2,876
4.500% due 02/15/2044 (h)	15,700	14,957
4.625% due 02/15/2055 (h)	20,687	19,663
4.625% due 11/15/2055	214	203
4.750% due 02/15/2056 (h)	9,600	9,328

U.S. Treasury Inflation Protected Securities (b)
1.750% due 01/15/2034 (j)	21,012	20,536
1.875% due 07/15/2034 (h)	1,061	1,046

U.S. Treasury Notes
4.375% due 05/15/2036 (h)	36,400	36,209
4.625% due 05/31/2031 (h)	17,520	17,837
4.625% due 02/15/2035 (h)(j)	39,900	40,537

Total U.S. Treasury Obligations (Cost $182,442)		179,796

SOVEREIGN ISSUES 0.8%

Abu Dhabi Government International Bonds
4.625% due 04/20/2033	2,100	2,093
4.875% due 04/30/2029	2,400	2,418

Israel Government International Bonds
4.500% due 01/13/2031	1,800	1,763

Kuwait International Government Bonds
4.804% due 04/20/2033	2,300	2,296

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government International Bonds
5.500% due 03/30/2036	$800	$809

Province of British Columbia
4.750% due 06/12/2034	480	486

Qatar Government International Bonds
4.800% due 04/08/2033	3,200	3,217

Total Sovereign Issues (Cost $13,024)		13,082

	SHARES
PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	1	0

Total Preferred Securities (Cost $1)		0

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (g)	731,326	732

Total Short-Term Instruments (Cost $732)		732

Total Investments in Securities (Cost $1,775,231)		1,745,604

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

PIMCO Government Money Market Fund
3.730% (d)(e)(g)	4,981,206	$4,981

Total Short-Term Instruments (Cost $4,981)		4,981

Total Investments in Affiliates (Cost $4,981)		4,981

Total Investments 109.2% (Cost $1,780,212)		$1,750,585

Financial Derivative Instruments (i)(l) (0.0)% (Cost or Premiums, net $4,854)		(15)

Other Assets and Liabilities, net (9.2)%		(148,160)

Net Assets 100.0%		$1,602,410

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Institutional Class Shares of each Fund.
(e)

Securities with an aggregate market value of $4,878 were out on loan in exchange for $4,981 of cash collateral as of June 30, 2026. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(f)	Contingent convertible security.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	3.640%	06/30/2026	07/01/2026	$(36,582)	$(36,586)
BRC	3.250	06/22/2026	07/31/2026	(1,465)	(1,467)
DEU	3.680	06/30/2026	07/07/2026	(9,600)	(9,601)
	3.730	06/26/2026	07/06/2026	(14,187)	(14,194)
	3.740	06/22/2026	07/06/2026	(17,695)	(17,711)
	3.740	06/29/2026	07/06/2026	(1,127)	(1,128)
	3.750	06/30/2026	07/07/2026	(3,813)	(3,813)
	3.760	06/30/2026	07/07/2026	(3,079)	(3,080)
JPS	3.710	06/03/2026	07/01/2026	(11,415)	(11,447)
	3.740	06/23/2026	07/07/2026	(8,456)	(8,463)
	3.740	06/24/2026	07/15/2026	(12,525)	(12,534)
	3.760	06/30/2026	07/07/2026	(2,915)	(2,915)
MSR	3.640	07/01/2026	07/02/2026	(36,491)	(36,491)
SGY	3.720	06/22/2026	07/20/2026	(1,446)	(1,447)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	53

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
STR	3.730%	07/01/2026	07/02/2026	$(45,224)	$(45,224)
	3.740	06/30/2026	07/01/2026	(35,113)	(35,117)

Total Reverse Repurchase Agreements					$(241,218)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(36,586)	$0	$0	$(36,586)	$36,209	$(377)
BRC	0	(1,467)	0	0	(1,467)	1,516	49
DEU	0	(49,527)	0	0	(49,527)	48,599	(928)
JPS	0	(35,359)	0	0	(35,359)	34,672	(687)
MSR	0	(36,491)	0	0	(36,491)	0	(36,491)
SGY	0	(1,447)	0	0	(1,447)	1,422	(25)
STR	0	(80,341)	0	0	(80,341)	34,971	(45,370)

Master Securities Forward Transaction Agreement
BCY	0	0	0	2,387	2,387	(2,438)	(51)
GSC	0	0	0	1,361	1,361	(1,388)	(27)
RDR	0	0	0	1,130	1,130	(1,155)	(25)

Total Borrowings and Other Financing Transactions	$0	$(241,218)	$0	$4,878

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$4,981	$0	$0	$0	$4,981

Total	$4,981	$0	$0	$0	$4,981

Reverse Repurchase Agreements
Corporate Bonds & Notes	0	0	(1,467)	0	(1,467)
U.S. Treasury Obligations	(83,150)	(74,886)	0	0	(158,036)

Total	$(83,150)	$(74,886)	$(1,467)	$0	$(159,503)

Total Borrowings	$(78,169)	$(74,886)	$(1,467)	$0	$(154,522)

Payable for reverse repurchase agreements and securities on loan - cash collateral (3)					$(154,522)

(h)	Securities with an aggregate market value of $157,710 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(60,894) at a weighted average interest rate of 3.888%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(81,715) is outstanding at period end.

54	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	16	$1,800	$3	$0	$(6)
Ultra U.S. Treasury Bond Futures	09/2026	43	4,995	(5)	0	(32)

				$(2)	$0	$(38)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	179	$(19,670)	$(117)	$53	$0

Total Futures Contracts				$(119)	$53	$(38)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$47,480	$1,074	$(32)	$1,042	$0	$(5)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	201,580	3,780	696	4,476	0	(25)

Total Swap Agreements					$4,854	$664	$5,518	$0	$(30)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$53	$0	$53	$0		$(38)		$(30)	$(68)

(j)

Securities with an aggregate market value of $5,779 and cash of $7,084 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	55

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)	June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$53	$53

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$38	$38
Swap Agreements	0	30	0	0	0	30

	$0	$30	$0	$0	$38	$68

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(58)	$(58)
Swap Agreements	0	3,047	0	0	(71)	2,976

	$0	$3,047	$0	$0	$(129)	$2,918

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(860)	$(860)
Swap Agreements	0	(594)	0	0	0	(594)

	$0	$(594)	$0	$0	$(860)	$(1,454)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$613,689	$0	$613,689
Industrials	0	685,776	0	685,776
Utilities	0	252,529	0	252,529
U.S. Treasury Obligations	0	179,796	0	179,796
Sovereign Issues	0	13,082	0	13,082
Mutual Funds	732	0	0	732

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	4,981	0	0	4,981

Total Investments	$5,713	$1,744,872	$0	$1,750,585

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$53	$0	$53

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(68)	$0	$(68)

Total Financial Derivative Instruments	$0	$(15)	$0	$(15)

Totals	$5,713	$1,744,857	$0	$1,750,570

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

56	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

American Airlines, Inc.
5.925% (TSFR3M + 3.672%) due 04/20/2028 ~		$2,381	$2,382

Avolon TLB Borrower 1 U.S. LLC
5.389% (TSFR1M + 0.000%) due 06/24/2030 ~		1,242	1,244

Castlelake LP
2.950% due 05/12/2031 «		3,757	3,480

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		14,221	14,243

Ecopetrol SA
5.843% (TSFR6M + 0.000%) due 12/18/2027 «~		7,500	7,527

Nscale AS
TBD% - 8.664% (TSFR3M + 3.670%) due 08/23/2032 «~µ		19,871	19,874

Quikrete Holdings, Inc.
5.894% (TSFR1M + 3.644%) due 02/10/2032 ~		988	988

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	1,000	1,227

Total Loan Participations and Assignments (Cost $51,143)			50,965

CORPORATE BONDS & NOTES 24.5%

BANKING & FINANCE 16.8%

123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~		$250	263

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		7,934	7,886
5.100% due 01/19/2029		2,700	2,726

Aircastle Ltd.
5.950% due 02/15/2029		5,000	5,123

Alamo Re Ltd.
9.039% (T-BILL 1MO + 5.250%) due 06/07/2029 ~		250	250
11.039% (T-BILL 1MO + 7.250%) due 06/07/2028 ~		700	699

Ally Financial, Inc.
6.184% due 07/26/2035 •		7,391	7,516
6.848% due 01/03/2030 •		3,100	3,224

American Assets Trust LP
3.375% due 02/01/2031		1,100	1,006
6.150% due 10/01/2034		11,850	12,055

American Homes 4 Rent LP
5.500% due 02/01/2034		1,800	1,824

American National Global Funding
4.625% due 12/15/2028		5,100	5,049
4.875% due 01/23/2031		9,000	8,866

American National Group, Inc.
5.750% due 10/01/2029		3,600	3,657

American Tower Corp.
2.950% due 01/15/2051		4,100	2,575

Americold Realty Operating Partnership LP
5.409% due 09/12/2034		6,100	5,932

Ameriprise Financial, Inc.
5.200% due 04/15/2035		600	598

Antares Holdings LP
3.750% due 07/15/2027		3,700	3,634
3.950% due 07/15/2026		1,000	1,000
6.350% due 10/23/2029		6,300	6,280
6.500% due 02/08/2029		1,200	1,202
7.950% due 08/11/2028		1,100	1,137

ARES Capital Corp.
5.875% due 03/01/2029		3,000	3,025

ARES Management Corp.
6.375% due 11/10/2028		6,000	6,210

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES Strategic Income Fund
5.600% due 02/15/2030	$5,000	$4,916

Armor RE II Ltd.
8.810% (T-BILL 3MO + 5.000%) due 06/07/2033 ~	250	250
12.050% (BRMMUSDF + 8.500%) due 01/07/2032 ~	250	264

Aspen Insurance Holdings Ltd.
5.750% due 07/01/2030	3,300	3,386

Athene Global Funding
5.133% due 06/01/2029	28,000	28,060
5.516% due 03/25/2027	2,000	2,012

Aviation Capital Group LLC
6.750% due 10/25/2028	5,200	5,404

Avolon Holdings Funding Ltd.
4.200% due 04/15/2029	4,000	3,929
4.950% due 10/15/2032	10,700	10,446
5.750% due 03/01/2029	3,000	3,061

Banco Bilbao Vizcaya Argentaria SA
4.968% due 05/08/2031	3,200	3,196
5.127% due 03/03/2036	5,000	4,866
5.381% due 03/13/2029	6,000	6,117

Banco Santander SA
2.958% due 03/25/2031	2,200	2,019
6.033% due 01/17/2035	3,400	3,568

Bank of America Corp.
4.571% due 04/27/2033 •	1,200	1,177
4.948% due 07/22/2028 •	4,000	4,017
5.202% due 04/25/2029 •	8,400	8,480
5.288% due 04/25/2034 •	10,550	10,694
5.464% due 05/09/2036 •	415	424
5.511% due 01/24/2036 •	4,100	4,188
5.872% due 09/15/2034 •	20,150	21,068

Barclays PLC
5.690% due 03/12/2030 •	7,500	7,657
5.785% due 02/25/2036 •	5,100	5,198
7.385% due 11/02/2028 •	7,000	7,241
7.437% due 11/02/2033 •	7,400	8,251

Bayou Re Ltd.
10.020% (BNMMDTSC + 6.500%) due 05/09/2033 ~	250	249

BGC Group, Inc.
6.150% due 04/02/2030	6,987	7,133
6.600% due 06/10/2029	2,800	2,888

Blue Cross & Blue Shield of Minnesota
4.850% due 09/30/2030 «(i)	3,800	3,736
5.960% due 04/30/2032 «(i)	4,000	3,993

Blue Owl Capital Corp.
5.950% due 03/15/2029	2,000	2,001
6.450% due 09/15/2028	11,800	11,955

Blue Owl Finance LLC
4.375% due 02/15/2032	2,000	1,839
6.250% due 04/18/2034	3,900	3,820

Blue Ridge Re Ltd.
7.020% (FHMMUSTF + 3.500%) due 01/08/2029 ~	250	250
8.770% (FHMMUSTF + 5.250%) due 01/08/2031 ~	2,000	2,018
9.520% (FHMMUSTF + 6.000%) due 01/08/2029 ~	250	251
11.510% (FHMMUSTF + 7.990%) due 01/08/2031 ~	2,000	2,015
11.520% (FHMMUSTF + 8.000%) due 01/08/2029 ~	250	247

BNP Paribas SA
2.591% due 01/20/2028 •	7,500	7,421
5.786% due 01/13/2033 •	6,800	7,027

Boston Properties LP
2.450% due 10/01/2033	4,700	3,867
2.550% due 04/01/2032	2,400	2,091

BPCE SA
5.716% due 01/18/2030 •	5,000	5,101

Brandywine Operating Partnership LP
3.950% due 11/15/2027	300	293
8.300% due 03/15/2028	100	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadstone Net Lease LLC
5.000% due 11/01/2032		$2,300	$2,268

Brookfield Finance, Inc.
6.350% due 01/05/2034		10,100	10,708

Brown & Brown, Inc.
4.200% due 03/17/2032		1,000	951

Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~		250	250
9.050% (BRMMUSDF + 5.500%) due 05/29/2029 ~		250	250
10.050% (BRMMUSDF + 6.500%) due 05/29/2029 ~		250	250

CaixaBank SA
4.818% due 04/22/2032 •		1,500	1,488
5.673% due 03/15/2030 •		5,000	5,113
6.037% due 06/15/2035 •		10,850	11,330

Cantor Fitzgerald LP
7.200% due 12/12/2028		6,500	6,750

Cape Lookout Re Ltd.
8.770% (FHMMUSTF + 5.250%) due 03/21/2033 ~		300	297
9.520% (FHMMUSTF + 6.000%) due 03/21/2033 ~		300	300
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~		1,500	1,567
12.226% (GSMMUSTF + 8.702%) due 04/05/2027 ~		2,100	2,096

Capital One Financial Corp.
5.197% due 09/11/2036 •		1,700	1,655
5.399% due 01/30/2037 •		4,243	4,189
7.149% due 10/29/2027 •		2,000	2,016
7.964% due 11/02/2034 •		8,185	9,417

CI Financial Corp.
4.625% due 12/12/2031	EUR	6,200	7,182

Citadel Finance LLC
4.750% due 02/14/2029		$3,600	3,544
5.900% due 02/10/2030		6,300	6,355

Citadel LP
6.375% due 01/23/2032		5,800	6,043

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		3,715	3,764

Citigroup, Inc.
2.976% due 11/05/2030 •		2,700	2,550
3.785% due 03/17/2033 •		2,500	2,350
4.075% due 04/23/2029 •		1,000	991
6.270% due 11/17/2033 •		7,000	7,465

Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	253
10.039% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		250	253

CNO Global Funding
4.700% due 12/11/2030		7,800	7,680
4.950% due 09/09/2029		3,700	3,699

Commonwealth RE Ltd.
7.407% (JMMMUSTF + 3.857%) due 07/08/2030 ~		500	500

Constellation Global Funding
4.850% due 10/22/2030		3,200	3,136

Corebridge Global Funding
4.498% (SOFRRATE + 0.860%) due 12/15/2028 ~		6,700	6,679

Cousins Properties LP
5.250% due 07/15/2030		3,200	3,235

Credit Agricole SA
5.862% due 01/09/2036 •		7,700	7,933

Credit Suisse AG AT1 Claim
		8,900	3,135

Crown Castle, Inc.
5.800% due 03/01/2034		8,100	8,325

Deloitte LLP
5.410% due 01/30/2032 «(i)		1,200	1,199
5.590% due 01/30/2035 «(i)		1,100	1,095
5.690% due 01/30/2037 «(i)		500	497

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	57

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.790% due 01/30/2040 «(i)	$900	$889
5.970% due 01/30/2045 «(i)	900	879

Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	4,463
2.552% due 01/07/2028 •	6,500	6,436
3.547% due 09/18/2031 •	200	189
5.706% due 02/08/2028 •	1,500	1,511
6.720% due 01/18/2029 •	2,500	2,576
6.819% due 11/20/2029 •	1,500	1,569

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	8,450	7,861

East Lane Re VII Ltd.
12.050% (BRMMUSDF + 8.500%) due 03/31/2032 ~	500	502

Emirates NBD Bank PJSC
5.125% due 06/29/2031	10,300	10,267

Essex Portfolio LP
5.375% due 04/01/2035	500	507
5.500% due 04/01/2034	1,750	1,785

Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~	250	250
10.289% (T-BILL 1MO + 6.500%) due 05/22/2033 ~	250	250
12.039% (T-BILL 1MO + 8.250%) due 05/22/2033 ~	300	300

Extra Space Storage LP
5.900% due 01/15/2031	2,100	2,179

F&G Global Funding
5.875% due 01/16/2030	4,000	4,048

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	2,200	2,257
5.750% due 05/20/2035	8,550	8,756
6.350% due 03/22/2054	2,000	2,046

Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,710
7.000% due 10/15/2064 •	1,900	1,917

Fidelity National Financial, Inc.
2.450% due 03/15/2031	3,793	3,359

First American Financial Corp.
2.400% due 08/15/2031	2,000	1,744
4.000% due 05/15/2030	1,200	1,154
5.450% due 09/30/2034	5,258	5,195

Ford Motor Credit Co. LLC
4.950% due 05/28/2027	4,000	4,003
5.800% due 03/08/2029	4,400	4,440
5.850% due 05/17/2027	1,000	1,008
6.050% due 03/05/2031	5,000	5,077
6.798% due 11/07/2028	7,300	7,538
7.350% due 11/04/2027	700	719

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	6,100	6,209

FS KKR Capital Corp.
6.875% due 08/15/2029	3,800	3,809
7.875% due 01/15/2029	3,500	3,595

GA Global Funding Trust
4.500% due 09/18/2030	5,750	5,575
5.500% due 01/08/2029	3,000	3,032
5.900% due 01/13/2035	15,250	15,385

Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~	750	749

Global Atlantic Fin Co.
4.400% due 10/15/2029	3,400	3,301

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	1,500	1,344
5.250% due 02/15/2033	2,500	2,454
5.300% due 01/15/2029	1,600	1,608
5.625% due 09/15/2034	2,200	2,184
5.750% due 11/01/2037	3,100	3,056
6.250% due 09/15/2054	2,400	2,411
6.750% due 12/01/2033	6,200	6,577

Golden Bear Re Ltd.
13.289% (T-BILL 1MO + 9.500%) due 03/08/2032 ~	500	504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~	$1,000	$1,026

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	1,200	1,078
3.102% due 02/24/2033 •	11,305	10,243
4.482% due 08/23/2028 •	10,000	9,992
4.939% due 10/21/2036 •	5,800	5,634
5.330% due 07/23/2035 •	6,750	6,775
5.488% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,000	3,026
5.536% due 01/28/2036 •	22,750	23,114
5.851% due 04/25/2035 •	8,250	8,558

Golub Capital BDC, Inc.
6.000% due 07/15/2029	6,986	6,995

Golub Capital Private Credit Fund
5.450% due 08/15/2028	4,000	3,957
5.875% due 05/01/2030	2,000	1,970

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	2,500	2,435

Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~	400	408

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034	2,500	2,551

Handshake Re Ltd.
8.050% (JMMMUSTF + 4.500%) due 01/08/2030 ~	250	246

Hanover Insurance Group, Inc.
5.500% due 09/01/2035	3,600	3,627

Hardwood Funding LLC
5.160% due 06/07/2032 «(i)	1,500	1,499
5.330% due 06/07/2035 «(i)	700	703

Herbie Re Ltd.
7.760% (MSMMUSTF + 4.250%) due 01/07/2030 ~	250	250

Hestia Re Ltd.
13.039% (T-BILL 1MO + 9.250%) due 04/16/2029 ~	250	252

Host Hotels & Resorts LP
2.900% due 12/15/2031	2,000	1,792
5.500% due 04/15/2035	13,150	13,202

HPS Corporate Lending Fund
4.900% due 09/11/2028	4,800	4,706

HSBC Holdings PLC
5.402% due 08/11/2033 •	4,400	4,458
5.450% due 03/03/2036 •	1,700	1,711
5.719% due 03/04/2035 •	8,300	8,530
6.254% due 03/09/2034 •	10,600	11,235

ING Groep NV
3.875% due 05/16/2027 •(f)(g)	600	592
4.250% due 05/16/2031 •(f)(g)	600	546
5.335% due 03/19/2030 •	10,000	10,158

Integrity RE III Ltd.
10.520% (FHMMUSTF + 7.000%) due 06/07/2029 ~	250	250
14.520% (FHMMUSTF + 11.000%) due 06/07/2029 ~	250	249

Invitation Homes Operating Partnership LP
4.875% due 02/01/2035	1,500	1,452
5.450% due 08/15/2030	5,000	5,085

Jackson National Life Global Funding
4.588% (SOFRRATE + 0.950%) due 09/12/2028 ~	15,000	14,983
4.603% (SOFRRATE + 0.970%) due 01/14/2028 ~	3,100	3,096

Jane Street Group/JSG Finance, Inc.
7.125% due 04/30/2031	1,500	1,552

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028	3,600	3,773

JPMorgan Chase & Co.
2.963% due 01/25/2033 •	3,161	2,863
4.565% due 06/14/2030 •	12,050	12,007
5.350% due 06/01/2034 •	18,550	18,867
5.572% due 04/22/2036 •	23,000	23,655
5.766% due 04/22/2035 •	11,250	11,706
6.254% due 10/23/2034 •	2,000	2,141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KBC Group NV
6.324% due 09/21/2034 •	$5,200	$5,556

Kilroy Realty LP
3.050% due 02/15/2030	2,000	1,848

Kizuna RE III Pte. Ltd.
6.539% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	603	613

KKR Financial Holdings LLC
5.400% due 05/23/2033	6,000	5,565

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030	2,400	2,425

Lazard Group LLC
5.625% due 08/01/2035	5,600	5,632
6.000% due 03/15/2031	6,950	7,210

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	3,972
4.300% due 02/01/2061	4,800	3,055

Lineage OP LP
5.250% due 07/15/2030	2,200	2,204

Lloyds Banking Group PLC
4.976% due 08/11/2033 •	8,700	8,666
5.871% due 03/06/2029 •	3,000	3,058

Locke Tavern Re Ltd.
6.800% (JMMMUSTF + 3.250%) due 04/11/2033 ~	250	249
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~	250	251

Long Point Re IV Ltd.
7.289% (T-BILL 1MO + 3.500%) due 06/01/2034 ~	500	500

Low Income Investment Fund
3.711% due 07/01/2029	2,500	2,396

Lower Ferry Re Ltd.
6.260% (MSMMUSTF + 2.750%) due 07/08/2033 ~	250	250
6.510% (MSMMUSTF + 3.000%) due 07/08/2033 ~	250	250
7.510% (MSMMUSTF + 4.000%) due 07/08/2033 ~	250	250
8.156% (MSMMUSTF + 4.646%) due 07/08/2030 ~	250	250
9.014% (MSMMUSTF + 5.504%) due 07/08/2030 ~	250	250

LPL Holdings, Inc.
5.150% due 06/15/2030	4,400	4,415
5.750% due 06/15/2035	900	903
6.750% due 11/17/2028	5,250	5,463

Lseg U.S. Fin Corp.
5.297% due 03/28/2034	1,700	1,714

Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~	250	250
10.800% (JMMMUSTF + 7.250%) due 07/22/2031 ~	700	728

Main Street Capital Corp.
6.950% due 03/01/2029	3,100	3,189

Maple Grove Funding Trust I
4.161% due 08/15/2051	4,500	3,269

Marex Group PLC
5.829% due 05/08/2028	4,000	4,029

Mayflower Re Ltd.
8.565% (FHMMUSTF + 5.045%) due 07/08/2030 ~	500	500
10.033% (FHMMUSTF + 6.513%) due 07/08/2030 ~	250	250

Mercury General Corp.
6.250% due 06/15/2036	9,000	9,162

Merna Reinsurance II Ltd.
13.991% (GSMMUSTI + 10.470%) due 07/07/2030 ~	250	250

Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/2034 •	200	204

MMcapS Funding XVIII Ltd.
4.296% (US0003M + 0.290%) due 12/26/2039 ~	493	483

58	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	$178

Morgan Stanley
0.000% due 04/02/2032 þ(i)		$9,000	6,716
1.794% due 02/13/2032 •		200	174
2.511% due 10/20/2032 •		1,700	1,503
3.622% due 04/01/2031 •		3,250	3,113
4.708% due 03/12/2032 •		2,400	2,371
5.164% due 04/20/2029 •		2,000	2,016
5.173% due 01/16/2030 •		3,250	3,280
5.656% due 04/18/2030 •		300	306
5.664% due 04/17/2036 •		18,260	18,754
6.296% due 10/18/2028 •		19,500	19,917

Nature Coast Re Ltd.
11.789% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		400	403
13.271% (GSMMUSTI + 9.750%) due 04/10/2033 ~		300	312

NatWest Group PLC
4.600% due 06/28/2031 •(f)(g)		200	185

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		4,500	4,461
5.300% due 09/13/2027		1,400	1,396

NMI Holdings, Inc.
6.000% due 08/15/2029		4,700	4,802

Nomura Holdings, Inc.
1.653% due 07/14/2026		1,000	999
6.070% due 07/12/2028		3,100	3,183

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		1,300	1,309

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		1,350	1,350

OneMain Finance Corp.
6.625% due 01/15/2028		1,300	1,320

Orange Capital RE DAC
8.103% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	297

Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	6,607

Palm RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 06/07/2033 ~		300	304
11.270% (BNMMDTSC + 7.750%) due 06/07/2032 ~		250	255

Polestar Re Ltd.
10.550% (BRMMUSDF + 7.000%) due 01/08/2029 ~		250	251
12.550% (BRMMUSDF + 9.000%) due 01/08/2029 ~		250	253
14.050% (BRMMUSDF + 10.500%) due 01/08/2029 ~		250	251
14.140% (BRMMUSDF + 10.590%) due 01/07/2028 ~		600	625
16.800% (BRMMUSDF + 13.250%) due 01/07/2027 ~		2,300	2,362

Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc.
4.226% (US0003M + 0.300%) due 03/22/2037 ~		1,221	1,169

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029		4,400	4,463

Protective Life Corp.
4.700% due 01/15/2031		9,150	9,024
5.350% due 12/15/2035		2,950	2,900

Prudential Financial, Inc.
6.500% due 03/15/2054 •		2,800	2,900

Purple Re Ltd.
10.050% (JMMMUSTF + 6.500%) due 06/07/2033 ~		250	250

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		17,000	17,085

Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	300	348

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Quercus Re DAC
10.149% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	$290

Realty Income Corp.
4.450% due 09/15/2026		$700	700

Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~		300	300

RGA Global Funding
4.600% due 11/25/2030		10,100	9,972

Rocket Cos., Inc.
7.125% due 02/01/2032		1,200	1,246

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(i)		12,000	11,803

Sammons Financial Group Global Funding
4.489% due 09/02/2027 •		3,000	3,002
4.800% due 12/12/2030		5,100	5,037
5.100% due 12/10/2029		1,500	1,507

Sammons Financial Group, Inc.
6.875% due 04/15/2034		15,740	16,856

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		2,800	2,828
6.499% due 03/09/2029 •		1,700	1,744
6.565% due 06/12/2029 •		3,000	3,093

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		3,900	3,554
5.136% due 09/22/2036 •		3,109	3,023
6.534% due 01/10/2029 •		8,000	8,213

SBL Holdings, Inc.
5.900% due 09/26/2028		4,000	3,899
7.200% due 10/30/2034		2,401	2,250

Selective Insurance Group, Inc.
5.900% due 04/15/2035		4,800	4,984

Sixth Street Lending Partners
5.750% due 01/15/2030		3,000	2,981
6.125% due 07/15/2030		1,000	1,006

SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035		21,300	20,959

Societe Generale SA
5.371% due 05/27/2032 •		7,900	7,948
6.446% due 01/10/2029 •		3,300	3,382

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035		20,300	19,968

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		3,251	3,228

Store Capital LLC
4.950% due 02/11/2031		3,200	3,160

Sumisho Air Lease Corp.
2.875% due 01/15/2032		210	188
4.400% due 03/24/2028		3,800	3,781
4.850% due 03/24/2031		5,000	4,949

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		2,000	2,030
5.558% due 07/09/2034		500	513
5.766% due 01/13/2033		3,000	3,123
5.776% due 07/13/2033		958	995

Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~		300	300

Texas New Mexico PR 1st Mortgage
4.830% due 07/31/2030 «(i)		7,500	7,429
5.120% due 07/31/2032 «(i)		5,000	4,969

Toronto-Dominion Bank
4.783% due 12/17/2029		500	504

Torrey Pines Re Ltd.
6.539% (T-BILL 1MO + 2.750%) due 06/07/2033 ~		250	250
6.789% (T-BILL 1MO + 3.000%) due 06/07/2034 ~		250	252
7.536% (T-BILL 1MO + 3.750%) due 06/07/2034 ~		250	251
9.586% (JMMMUSTF + 6.036%) due 06/07/2032 ~		600	617
9.810% (T-BILL 1MO + 6.000%) due 06/07/2034 ~		250	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.656% (JMMMUSTF + 7.106%) due 06/07/2032 ~		$300	$309

Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		250	249

Trust 2401
4.869% due 01/15/2030		3,232	3,151
6.950% due 01/30/2044		300	302

Trust Fibra Uno
4.869% due 01/15/2030		1,668	1,609

UBS AG
5.000% due 07/09/2027		3,500	3,527

UBS Group AG
6.301% due 09/22/2034 •		16,395	17,426
9.016% due 11/15/2033 •		2,300	2,797

Unum Group
5.250% due 12/15/2035		9,850	9,702

Ursa Re II Ltd.
8.510% (MSMMUSTF + 5.000%) due 12/07/2029 ~		250	253
11.260% (MSMMUSTF + 7.750%) due 06/07/2028 ~		500	514

Ursa Re Ltd.
11.021% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,000	1,033

Veraison Re Ltd.
6.421% (GSMMUSTI + 2.900%) due 03/08/2034 ~		300	304
7.671% (GSMMUSTI + 4.150%) due 03/08/2034 ~		250	250
8.521% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	253

VICI Properties LP
5.625% due 05/15/2052		2,000	1,838
5.750% due 04/01/2034		3,000	3,047

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		100	99
4.125% due 08/15/2030		2,300	2,208
5.750% due 02/01/2027		280	281

Vitality Re XVI Ltd.
5.260% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	249
7.260% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	249

Vitality Re XVII Ltd.
5.521% (GSMMUSTI + 2.000%) due 01/08/2031 ~		700	700
5.921% (GSMMUSTI + 2.400%) due 01/08/2031 ~		300	300
7.521% (GSMMUSTI + 4.000%) due 01/08/2031 ~		250	250

Wells Fargo & Co.
4.892% due 09/15/2036 •		2,600	2,538
4.897% due 07/25/2033 •		23,650	23,506
5.389% due 04/24/2034 •		1,900	1,930
5.557% due 07/25/2034 •		19,150	19,618
5.605% due 04/23/2036 •		10,900	11,178

Western-Southern Global Funding
4.700% due 12/10/2032		9,200	8,942

Windmill III Re DAC
7.285% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	294

Windrose Re Ltd.
8.782% (HSMMUSTF + 5.250%) due 02/11/2033 ~		$250	250

Winston RE Ltd.
8.300% (BRMMUSDF + 4.750%) due 05/04/2033 ~		250	251
8.800% (BRMMUSDF + 5.250%) due 05/04/2033 ~		250	251
10.020% (BNMMDTSC + 6.500%) due 02/21/2028 ~		250	257
15.210% (BNMMDTSC + 11.690%) due 02/26/2031 ~		4,000	4,079

			1,398,793

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	59

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 5.4%

Air Canada
3.875% due 08/15/2026	$1,000	$1,000

Air Canada Pass-Through Trust
3.300% due 07/15/2031	554	528
5.250% due 10/01/2030	1,207	1,216

American Airlines Pass-Through Trust
3.375% due 11/01/2028	6,081	6,013
4.900% due 11/11/2039	5,200	5,084

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029	1,400	1,404

Ashtead Capital, Inc.
5.800% due 04/15/2034	3,000	3,058

Bacardi Ltd.
5.150% due 05/15/2038	200	187

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	13,402	13,261

Bayer U.S. Finance LLC
6.375% due 11/21/2030	1,200	1,263
6.500% due 11/21/2033	2,750	2,953
6.875% due 11/21/2053	2,500	2,743

Beignet Investor LLC
6.581% due 05/30/2049	82,100	83,795

Boeing Co.
3.625% due 02/01/2031	3,000	2,856
6.259% due 05/01/2027	1,300	1,317
6.298% due 05/01/2029	1,700	1,770
6.388% due 05/01/2031	1,300	1,382
6.528% due 05/01/2034	1,100	1,197
6.858% due 05/01/2054	1,800	2,024
7.008% due 05/01/2064	1,000	1,138

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035	4,500	4,484

Broadcom, Inc.
2.450% due 02/15/2031	10,250	9,276
4.150% due 04/15/2032	2,000	1,925

CDW LLC/CDW Finance Corp.
5.550% due 08/22/2034	5,700	5,630

Centene Corp.
2.500% due 03/01/2031	4,100	3,584
2.625% due 08/01/2031	1,400	1,221
3.000% due 10/15/2030	5,400	4,890

Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/2031	2,100	1,872
6.384% due 10/23/2035	2,200	2,198

Cheniere Energy Partners LP
3.250% due 01/31/2032 (k)	2,250	2,063

Chick-fil-A, Inc.
4.580% due 07/21/2028 «(c)(i)	2,100	2,089
4.600% due 07/21/2029 «(c)(i)	1,000	992
4.800% due 07/21/2031 «(c)(i)	2,500	2,473

Choice Hotels International, Inc.
3.700% due 01/15/2031	2,000	1,889
5.850% due 08/01/2034	4,100	4,167

Chpe LLC
5.350% due 06/30/2036	4,600	4,587

Cornell University
4.169% due 06/15/2030	4,000	3,964

CVS Health Corp.
4.875% due 07/20/2035	1,200	1,164
5.050% due 03/25/2048	500	442
6.200% due 09/15/2055	800	819

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	898	867

Delta Air Lines, Inc.
3.750% due 10/28/2029	3,400	3,284

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	1,667	1,666

Diamondback Energy, Inc.
5.550% due 04/01/2035	2,700	2,754

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	1,900	1,766

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elevance Health, Inc.
5.850% due 01/15/2036	$1,000	$1,043

Enbridge, Inc.
6.200% due 11/15/2030	2,150	2,265

Energy Transfer LP
4.900% due 03/15/2035	1,200	1,169
5.000% due 05/15/2050	5,200	4,405
5.250% due 07/01/2029	9,700	9,841
5.350% due 05/15/2045	800	728
5.400% due 10/01/2047	300	272
5.600% due 09/01/2034	600	613
5.700% due 04/01/2035	1,800	1,848
5.950% due 05/15/2054	4,500	4,310
6.000% due 06/15/2048	10,890	10,582

Eni SpA
5.750% due 05/19/2035	3,400	3,497

Essent Group Ltd.
6.250% due 07/01/2029	2,200	2,269

Fedex Freight Holding Co., Inc.
4.950% due 03/15/2033	500	490

Ferguson Enterprises, Inc.
5.000% due 10/03/2034	1,000	990

Fidelity National Information Services, Inc.
4.550% due 03/10/2029	4,900	4,863

Flex Ltd.
5.250% due 01/15/2032	2,100	2,103

Gartner, Inc.
4.950% due 03/20/2031	5,170	5,028

GE Capital Funding LLC
4.550% due 05/15/2032	1,500	1,490

Global Payments, Inc.
4.875% due 11/15/2030	2,650	2,606
5.200% due 11/15/2032	3,600	3,519
5.400% due 08/15/2032	5,300	5,281
5.550% due 11/15/2035	6,450	6,256

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,300	2,350
6.103% due 08/23/2042	1,400	1,430

HCA, Inc.
3.625% due 03/15/2032	4,067	3,787
5.250% due 03/01/2030	1,600	1,623
5.500% due 03/01/2032	3,550	3,629
5.500% due 06/01/2033	2,200	2,249
5.750% due 03/01/2035	2,700	2,784

Imperial Brands Finance PLC
6.125% due 07/27/2027	3,000	3,047

Las Vegas Sands Corp.
5.300% due 05/15/2031	1,500	1,495
5.650% due 05/18/2033	1,400	1,401

Mars, Inc.
5.000% due 03/01/2032	750	755

MPLX LP
5.000% due 03/01/2033	2,100	2,085

MSCI, Inc.
3.875% due 02/15/2031	1,300	1,232

National Football League
4.780% due 10/05/2030 «(i)	4,500	4,449
5.250% due 10/05/2034 «(i)	5,500	5,464
5.420% due 10/05/2037 «(i)	2,100	2,092

National Fuel Gas Co.
5.500% due 03/15/2030	2,100	2,138

NetApp, Inc.
5.700% due 03/17/2035	1,600	1,638

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	2,800	2,756

NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000% due 01/15/2033	900	897

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	4,300	4,255

PeaceHealth Obligated Group
4.855% due 11/15/2032	2,000	1,988

Petroleos Mexicanos
6.700% due 02/16/2032	4,600	4,644

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Quanta Services, Inc.
5.250% due 08/09/2034	$3,100	$3,136

Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,200	1,226
6.750% due 03/01/2033	300	306

Road Michigan Property Owner I LLC
7.500% due 03/30/2045	30,000	29,917

Salesforce, Inc.
4.500% due 03/15/2028	6,500	6,494

Santos Finance Ltd.
5.750% due 11/13/2035	13,050	13,161

Smith & Nephew PLC
5.400% due 03/20/2034	5,000	5,040

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034	3,700	3,688

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	461	425
4.100% due 10/01/2029	653	634

T-Mobile USA, Inc.
2.700% due 03/15/2032	2,700	2,400

Targa Resources Corp.
6.125% due 03/15/2033	3,000	3,162

Telefonica Emisiones SA
5.213% due 03/08/2047	400	355
7.045% due 06/20/2036	1,200	1,327

Time Warner Cable LLC
6.550% due 05/01/2037	600	595
7.300% due 07/01/2038	2,500	2,572

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	786	778

United Airlines Pass-Through Trust
2.700% due 11/01/2033	282	258
3.100% due 01/07/2030	772	757
3.450% due 01/07/2030	2,316	2,246
4.550% due 02/25/2033	1,654	1,597
5.450% due 08/15/2038	1,879	1,917
5.875% due 04/15/2029	871	882

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031	6,900	6,481

Venture Global LNG, Inc.
7.000% due 01/15/2030	5,600	5,714

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032	3,600	3,256

VMware LLC
2.200% due 08/15/2031	2,450	2,158

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	1,380	1,381
5.611% due 03/11/2034	2,000	2,055

Woodside Finance Ltd.
5.100% due 09/12/2034	1,200	1,180
5.700% due 05/19/2032	4,700	4,839

		447,848

UTILITIES 2.3%

AES Corp.
5.800% due 03/15/2032	8,200	8,312

AT&T, Inc.
5.850% due 04/30/2046	1,900	1,832

Capital Power U.S. Holdings, Inc.
5.257% due 06/01/2028	1,700	1,711

Cleco Power LLC
5.300% due 01/15/2036	1,900	1,893

Edison International
5.000% due 05/05/2028	2,200	2,203
5.750% due 06/15/2027	1,750	1,761

Electricite de France SA
5.950% due 04/22/2034	4,000	4,196
6.000% due 04/22/2064	4,000	3,830

Emera U.S. Finance LP
2.639% due 06/15/2031	1,000	899

ENEL Finance International NV
7.500% due 10/14/2032	3,618	4,055

60	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Esentia Energy Development SAB de CV
6.125% due 07/30/2033	$1,900	$1,897
6.500% due 07/30/2038	4,000	3,933

Eversource Energy
5.950% due 02/01/2029	4,850	4,990

FLNG Liquefaction LLC
5.710% due 03/31/2040 «(i)	5,757	5,623

NGPL PipeCo LLC
3.250% due 07/15/2031	500	460

NiSource, Inc.
1.700% due 02/15/2031	4,700	4,107

North American Transmission Co.
5.700% due 05/21/2033 «(i)	7,000	7,011

Oncor Electric Delivery Co. LLC
5.150% due 05/01/2029 «(i)	12,000	12,073

ONEOK, Inc.
6.050% due 09/01/2033	6,000	6,283

Pacific Gas & Electric Co.
2.500% due 02/01/2031	3,950	3,545
3.500% due 08/01/2050	1,300	868
4.950% due 07/01/2050	8,900	7,435
5.550% due 05/15/2029	1,200	1,225
5.800% due 05/15/2034	4,200	4,295
5.900% due 06/15/2032	1,900	1,966
6.000% due 08/15/2035	5,700	5,879
6.150% due 01/15/2033	3,700	3,867
6.150% due 03/01/2055	1,500	1,464
6.700% due 04/01/2053	4,700	4,893
6.750% due 01/15/2053	301	316
6.950% due 03/15/2034	3,000	3,273

PacifiCorp
5.350% due 12/01/2053	200	180
7.125% due 08/15/2056 •	10,000	9,937
7.375% due 09/15/2055 •	5,500	5,560

Puget Energy, Inc.
4.224% due 03/15/2032	1,000	961
5.725% due 03/15/2035	1,500	1,510

SCE Recovery Funding LLC
4.453% due 03/15/2036	7,500	7,343
5.341% due 03/15/2047	6,500	6,432

Sempra
6.375% due 04/01/2056 •	5,000	5,053

Southern California Edison Co.
4.000% due 04/01/2047	5,750	4,290
4.650% due 10/01/2043	1,977	1,675
5.450% due 03/01/2035	1,600	1,604
5.875% due 12/01/2053	1,800	1,710
6.000% due 01/15/2034	4,800	4,980

Southern California Gas Co.
2.550% due 02/01/2030	1,700	1,587

Toledo Edison Co.
2.650% due 05/01/2028	2,918	2,794

Verizon Communications, Inc.
4.400% due 11/01/2034	4,500	4,268
4.780% due 02/15/2035	5,700	5,516
5.000% due 01/15/2036	1,200	1,171

Vistra Operations Co. LLC
6.950% due 10/15/2033	5,400	5,879

		188,545

Total Corporate Bonds & Notes (Cost $2,018,506)		2,035,186

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.2%

California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	5,000	5,815

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,745
3.714% due 06/01/2041	8,610	6,664
4.214% due 06/01/2050	7,050	4,978

		20,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	$4,857	$5,194

INDIANA 0.1%

Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025
5.928% due 07/01/2053	8,000	8,006

MINNESOTA 0.1%

Minnesota Housing Finance Agency Revenue Notes, Series 2024
5.301% due 01/01/2029	4,745	4,799
5.532% due 01/01/2034	5,000	5,133

		9,932

NEW YORK 0.1%

New York City, New York General Obligation Bonds, Series 2025
6.291% due 02/01/2045	4,180	4,383

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	500	493

		4,876

WEST VIRGINIA 0.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	2,735	2,711

Total Municipal Bonds & Notes (Cost $51,303)		50,921

U.S. GOVERNMENT AGENCIES 49.1%

Federal Home Loan Mortgage Corp.
3.000% due 01/01/2043 - 04/01/2043	3	2
3.500% due 10/01/2033 - 06/01/2049	2,746	2,525
4.000% due 09/01/2033 - 06/01/2049	5,245	5,006
4.500% due 02/01/2034 - 10/01/2053	6,010	5,846
5.000% due 01/01/2034 - 03/01/2056	293,183	290,036
5.500% due 03/01/2027 - 02/01/2056	325,376	328,685
6.000% due 12/01/2034 - 04/01/2055	267,018	277,450
6.181% due 12/01/2031 •	15	15
6.355% due 07/01/2036 •	1	1
6.500% due 01/01/2037 - 07/01/2037	10	10

Federal Home Loan Mortgage Corp. REMICS
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	212	195
0.573% due 06/15/2042 •	50	23
0.657% due 11/15/2048 •(a)	14,286	416
1.243% due 12/15/2040 •(a)	731	32
1.323% due 05/15/2041 •	474	388
2.160% due 06/15/2040 ~(a)	4,438	420
4.628% due 02/25/2055 - 06/25/2055 •	60,840	61,005
4.828% due 08/25/2055 •	58,449	59,111
5.000% due 05/15/2033 - 07/15/2041	93	93
5.250% due 04/15/2033	15	15
5.500% due 08/15/2033	14	14
9.467% due 05/15/2033 •	14	15

Federal National Mortgage Association
3.500% due 06/01/2045 - 07/01/2049	25,926	24,081
4.000% due 12/01/2028 - 09/01/2052	71,647	67,328

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/01/2037 - 06/01/2051	$3,158	$3,104
5.000% due 10/01/2035 - 06/01/2053	78,764	77,983
5.330% due 04/01/2032	1,176	1,213
5.395% due 12/01/2028 •	67	67
5.500% due 12/01/2031 - 02/01/2056	375,622	378,909
6.000% due 06/01/2037 - 08/01/2055	202,408	209,878
6.070% due 04/01/2036 •	3	3
6.155% due 11/01/2035 •	2	2
6.343% due 09/01/2034 •	8	8
6.500% due 01/01/2036 - 02/01/2054	5,108	5,300
7.000% due 04/01/2037 - 03/01/2038	27	27
7.500% due 10/01/2037	50	52

Federal National Mortgage Association Interest STRIPS
0.000% due 07/25/2031 (b)(d)	5	5

Federal National Mortgage Association REMICS
0.000% due 12/25/2032 - 02/25/2040 (b)(d)	42	36
1.761% due 05/25/2042 •	178	130
2.258% due 09/25/2042 •(a)	16,060	2,018
2.678% due 04/25/2040 •(a)	20	1
3.000% due 03/25/2033 - 02/25/2043	1	1
3.458% due 05/25/2036 •(a)	430	40
3.500% due 06/25/2042	354	334
4.500% due 11/25/2035 - 03/25/2041	144	138
4.828% due 08/25/2055 •	88,368	89,389
4.908% due 02/25/2055 •	3,290	3,318
6.000% due 05/25/2031 - 07/25/2037	31	33
8.898% due 01/25/2036 •	48	48

Government National Mortgage Association
2.000% due 08/20/2030	315	304
3.000% due 08/20/2026 - 07/15/2029	1,616	1,601
3.500% due 10/20/2042 - 02/20/2056	224,881	202,243
4.000% due 09/20/2040 - 06/15/2047	9,908	9,360
4.500% due 08/20/2038 - 02/20/2047	1,120	1,090
5.000% due 03/20/2034 - 04/20/2040	203	201
5.500% due 11/20/2038	6	6
6.000% due 08/20/2038 - 02/20/2039	37	38
6.500% due 12/20/2038	11	11

Government National Mortgage Association REMICS
3.500% due 12/20/2040	36	36
4.750% due 01/20/2035	55	55
4.809% due 06/20/2055 •	44,745	45,432
5.500% due 04/16/2034 - 07/20/2037	15	15

Government National Mortgage Association, TBA
2.500% due 08/01/2056	95,000	81,080
3.000% due 07/01/2056	20,000	17,753
3.500% due 08/01/2056	30,000	26,936
4.500% due 07/01/2056	32,600	31,318
6.000% due 08/01/2056 - 09/01/2056	100,000	101,925

Tennessee Valley Authority
5.250% due 02/01/2055	10,000	9,841

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056	216,066	188,315
4.000% due 09/01/2056	85,000	79,382
4.500% due 07/01/2056 - 09/01/2056	535,200	512,216
5.000% due 07/01/2056 - 08/01/2056	490,800	481,775
6.000% due 07/01/2056 - 08/01/2056	222,900	227,154

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	61

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/01/2056 - 08/01/2056	$166,100	$171,788

Total U.S. Government Agencies (Cost $4,062,998)		4,084,624

U.S. TREASURY OBLIGATIONS 13.4%

U.S. Treasury Bonds
2.375% due 02/15/2042 (m)	150,000	109,450
3.125% due 08/15/2044	206,100	161,330
3.875% due 02/15/2043 (m)(o)	318,300	282,137
4.625% due 11/15/2045	222,300	213,547
4.625% due 02/15/2046	63,000	60,490
4.750% due 05/15/2055 (o)	32,300	31,337
4.750% due 02/15/2056 (o)	7,800	7,579
4.875% due 08/15/2045 (o)	226	224

U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2034 (m)	163,760	160,049
2.125% due 01/15/2035 (m)	85,872	85,697

Total U.S. Treasury Obligations (Cost $1,100,109)		1,111,840

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%

Ajax Mortgage Loan Trust
1.698% due 05/25/2059 þ	573	543

American Home Mortgage Investment Trust
4.123% due 12/25/2046 •	2,562	2,216

Angel Oak Mortgage Trust
4.846% due 07/25/2062 þ	8,650	8,537

BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	26,021	25,351
3.110% due 08/25/2052 «	10,000	9,018

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042	12,600	10,366

Banc of America Funding Trust
4.007% due 08/27/2036 ~	4,446	4,314

Bank
5.000% due 12/25/2067	5,000	4,949
5.561% due 05/15/2068 ~	2,200	2,273

Bank5
4.793% due 12/15/2058	8,100	8,075
5.769% due 06/15/2057	2,200	2,251
5.788% due 06/15/2057	4,300	4,395

BBCMS Mortgage Trust
4.314% due 12/15/2051	1,000	985
4.534% due 09/15/2058	7,000	6,923
5.248% due 02/15/2059	2,900	2,940
5.297% due 12/15/2058	7,800	7,927

BCAP LLC Trust
4.063% due 05/25/2047 •	1,130	1,046

Bear Stearns ALT-A Trust
4.403% due 04/25/2034 •	3	3

Benchmark Mortgage Trust
4.077% due 07/15/2051	4,175	4,166
4.767% due 01/15/2058	6,500	6,473
5.249% due 01/15/2058	6,500	6,589
6.841% due 11/15/2056 ~	6,700	6,935

BMO Mortgage Trust
5.057% due 10/15/2058	3,000	2,976
5.226% due 10/15/2058	2,500	2,526
5.462% due 02/15/2057	2,000	2,024
5.625% due 12/15/2057 ~	3,400	3,473
5.857% due 02/15/2057	13,100	13,446

BWAY Mortgage Trust
4.990% due 09/15/2036 •	5,000	4,964

BX Commercial Mortgage Trust
4.469% due 10/15/2036 •	290	290

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	3,347	2,982
3.250% due 09/25/2063 ~	2,439	2,169
3.375% due 04/25/2065 ~	4,650	4,151
4.928% due 06/25/2055 •	2,549	2,550
4.962% due 02/25/2057 •	4,200	4,210

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Trust
6.000% due 05/25/2036	$3,344	$1,261

ChaseFlex Trust
6.500% due 02/25/2037	3,749	1,212

CHL Mortgage Pass-Through Trust
4.303% due 03/25/2035 •	40	38
4.309% due 11/25/2037 ~	1,769	1,681
4.425% due 02/20/2036 ~	338	312
4.654% due 03/20/2036 ~	384	368

CHL Reperforming Loan REMICS Trust
4.103% due 01/25/2036 •	469	449

CIM Trust
5.500% due 08/25/2064 ~	9,153	9,167

Citigroup Mortgage Loan Trust, Inc.
3.375% due 10/25/2062 þ	11,430	10,381
4.083% due 09/25/2036 •	309	297
4.563% due 08/25/2035 •	68	67
5.500% due 08/25/2034	773	777

COMM Mortgage Trust
3.140% due 10/10/2036	2,340	2,310
5.040% due 12/15/2038 •	5,261	5,228

Countrywide Alternative Loan Trust
4.123% due 05/25/2047 •	117	109
4.263% due 06/25/2037 •	432	367
4.394% due 12/20/2035 •	2,334	2,239
5.500% due 07/25/2035	891	605
5.500% due 08/25/2035	233	198
5.500% due 12/25/2035	548	357
5.500% due 02/25/2036	1,100	861
5.750% due 05/25/2036	353	124
6.000% due 04/25/2037	2,246	1,893
6.250% due 08/25/2036	293	150

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 11/25/2031 •	22	11
4.855% due 11/25/2034 ~	12	12

Cross Mortgage Trust
5.003% due 11/25/2070 ~	862	855
5.036% due 11/25/2070 ~	2,769	2,748
5.268% due 05/25/2071 ~	2,520	2,511

CSMC Mortgage-Backed Trust
5.500% due 03/25/2037	669	301
6.421% due 10/25/2037 ~	2,587	1,455

CSMC Trust
3.919% due 09/25/2057 ~	1,000	939
4.148% due 12/27/2060 ~	1,550	1,546
5.140% due 07/15/2038 •	1,000	835
6.000% due 07/25/2037	243	213

Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 ~	1,849	1,837

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.243% due 01/25/2047 •	3,107	2,863

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	95	87
5.665% due 02/25/2036 ~	881	808

Ellington Financial Mortgage Trust
4.973% due 12/25/2070 þ	4,548	4,526
5.100% due 10/25/2070 þ	920	913

EQUS Mortgage Trust
4.645% due 10/15/2038 •	3,734	3,734

First Citizens Loan Trust
5.681% due 05/27/2053 «	15,000	15,050

GS Mortgage Securities Corp. Trust
4.872% due 07/15/2035 •	1,298	850

GS Mortgage-Backed Securities Trust
5.013% due 07/25/2065 þ	2,399	2,381

GSMPS Mortgage Loan Trust
4.113% due 01/25/2036 •	1,465	1,189

GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~	5	4
4.479% due 01/25/2036 ~	709	662
6.000% due 03/25/2036	4,005	1,230
6.285% due 09/25/2034 ~	82	83
6.500% due 05/25/2036	520	201

HarborView Mortgage Loan Trust
4.134% due 01/19/2038 •	2,238	2,025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.164% due 12/19/2036 •		$1,942	$1,760
4.294% due 03/19/2035 •		638	623

Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	1,000	1,327

IndyMac INDX Mortgage Loan Trust
3.735% due 09/25/2036 ~		$1,300	807

JP Morgan Alternative Loan Trust
5.256% due 12/25/2035 ~		369	247

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		2,210	2,090
2.812% due 01/16/2037		100	90
3.648% due 12/15/2049 ~		3,700	3,680
4.472% due 04/15/2037 •		1,879	1,864
4.802% due 07/05/2033 •		1,777	1,720
7.235% due 10/05/2040		2,000	2,060

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		4,095	3,980
4.787% due 06/25/2066 ~		5,370	5,297
4.834% due 07/25/2035 ~		7	7
4.942% due 02/25/2036 ~		508	334
4.954% due 03/25/2066 ~		1,757	1,735
4.978% due 12/25/2056 •		5,000	5,012
5.567% due 09/25/2065 ~		1,511	1,513
6.000% due 08/25/2037		755	315
6.500% due 01/25/2036		4,898	2,560

Key Commercial Mortgage Securities Trust
2.233% due 09/16/2052		10,000	9,054

Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ		709	710
5.892% due 10/25/2066 þ		913	915
6.250% due 07/25/2067 þ		1,331	1,334

Lehman XS Trust
4.123% due 12/25/2036 •		1,467	1,528
4.143% due 11/25/2046 •		2,100	1,878

LUX
6.316% due 08/15/2040 •		3,200	3,221

MASTR Adjustable Rate Mortgages Trust
6.307% due 12/25/2035 •		2,081	2,096

Merrill Lynch Mortgage Investors Trust
4.323% due 07/25/2029 •		21	21
4.927% due 05/25/2029 ~		6	6

MFA Trust
1.014% due 01/26/2065 ~		692	666
1.324% due 01/26/2065 ~		189	182
1.381% due 04/25/2065 ~		703	693
1.632% due 01/26/2065 ~		362	350
1.638% due 04/25/2065 ~		291	287
5.387% due 12/25/2059 ~		2,525	2,517
5.675% due 05/27/2070 þ		2,482	2,489
6.775% due 10/25/2058 þ		819	820

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		780	769
2.750% due 08/25/2059 ~		292	285
5.460% due 10/25/2062 ~		2,853	2,848

MKT Mortgage Trust
2.694% due 02/12/2040		5,000	4,504

Morgan Stanley Bank of America Merrill Lynch Trust
5.107% due 11/15/2058		5,000	5,038

Morgan Stanley Capital I Trust
3.912% due 09/09/2032		2,100	1,976

Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~		1,200	1,174

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ		3,908	3,781
4.963% due 09/25/2070 ~		4,516	4,476
5.016% due 09/25/2070 ~		1,298	1,287
5.044% due 07/25/2069 ~		2,798	2,793
5.530% due 05/25/2070 ~		1,530	1,531
5.562% due 03/25/2070 þ		10,483	10,489

Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037		3,260	3,126
4.840% due 08/15/2038 •		835	828

New Residential Mortgage Loan Trust
5.085% due 10/25/2065 ~		893	887
6.864% due 10/25/2063 þ		4,351	4,361

62	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NLT Trust
3.200% due 10/25/2062 ~		$2,446	$2,240

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.263% due 06/25/2037 •		4,278	3,659

Nomura Resecuritization Trust
6.500% due 10/26/2037		1,799	717

OBX Trust
4.940% due 09/25/2062 þ		3,897	3,858
5.364% due 03/25/2063 ~		4,193	4,178
5.530% due 10/25/2064 þ		4,096	4,109
6.129% due 12/25/2063 þ		3,648	3,660
6.567% due 06/25/2063 þ		1,732	1,728
7.159% due 10/25/2063 þ		1,795	1,801

One New York Plaza Trust
4.690% due 01/15/2036 •		5,758	5,611

Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ		2,778	2,685
4.150% due 01/25/2070 þ		3,461	3,347
4.500% due 06/25/2070 þ		3,826	3,735

Prime Property Fund LLC
4.920% due 03/15/2031 «(i)		6,000	5,862

Project Cashmere
4.543% due 12/30/2057 «(c)	AUD	89,000	61,418
5.713% due 12/30/2057 «(c)		3,000	2,072
5.863% due 12/30/2057 «(c)		2,100	1,451
6.163% due 12/30/2057 «(c)		1,100	760
6.563% due 12/30/2057 «(c)		800	553

PRPM LLC
4.500% due 06/25/2065 þ		$2,727	2,662
4.942% due 12/25/2055 þ		1,702	1,682
5.250% due 05/25/2056 ~		923	923

PRPM Trust
4.845% due 01/25/2056 þ		2,882	2,853

RALI Trust
6.000% due 06/25/2036		980	817
6.000% due 12/25/2036		814	683
6.500% due 07/25/2037		1,669	1,377

RBSGC Mortgage Loan Trust
4.143% due 12/25/2034 •		961	892

Residential Asset Securitization Trust
4.313% due 08/25/2033 •		16	14
5.500% due 08/25/2034		985	952

RFMSI Trust
6.000% due 06/25/2036		328	279

Sequoia Mortgage Trust
4.454% due 07/20/2033 •		8	8
4.549% due 02/20/2035 •		192	187
4.669% due 04/25/2056 ~		3,269	3,186
5.030% due 10/25/2055 ~		1,320	1,324

SMRT Commercial Mortgage Trust
4.626% due 01/15/2039 •		2,350	2,350

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~		321	307
1.439% due 11/25/2055 ~		154	150
1.593% due 11/25/2055 ~		199	194

Stripe 3Y Global Holdings, Inc.
4.880% due 03/26/2029 «(i)		10,000	9,845

Stripe Global Holdings, Inc.
5.170% due 03/26/2031 «(i)		10,000	9,775

Thornburg Mortgage Securities Trust
4.711% due 10/25/2046 •		566	545
6.039% due 06/25/2037 •		138	114

Towd Point Mortgage Trust
3.250% due 07/25/2058 ~		733	731
4.097% due 01/25/2066 ~		1,856	1,828
4.612% due 10/25/2064 ~		3,683	3,679

Verus Securitization Trust
2.824% due 11/25/2066 ~		2,047	1,869
4.832% due 10/25/2067 ~		2,234	2,207
4.858% due 12/25/2070 þ		3,281	3,262
5.086% due 07/25/2067 ~		2,402	2,386
6.443% due 08/25/2068 þ		2,128	2,123
6.665% due 09/25/2068 þ		2,938	2,941
6.876% due 11/25/2068 ~		1,629	1,636

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
3.475% due 01/25/2037 ~		$1,814	$1,596
4.041% due 07/25/2037 ~		1,631	1,512
5.244% due 10/25/2046 •		811	781

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.060% due 10/25/2036 þ		6,775	2,374
4.283% due 12/25/2035 •		5,221	4,642
4.714% due 05/25/2046 •		308	279

Wells Fargo Commercial Mortgage Trust
5.218% due 10/15/2042 •		3,188	3,195
5.268% due 07/15/2037 •		2,800	2,806
5.761% due 09/15/2040 ~		1,000	987

Wells Fargo Mortgage-Backed Securities Trust
5.852% due 12/28/2037 ~		870	788
6.003% due 08/25/2036 ~		179	170

Worldwide Plaza Trust
3.526% due 11/10/2036		8,900	7,340

WSTN Trust
6.518% due 07/05/2037 ~		3,500	3,531

Total Non-Agency Mortgage-Backed Securities (Cost $599,457)			585,523

ASSET-BACKED SECURITIES 13.0%

AUTOMOBILE ABS OTHER 0.1%

Chesapeake Funding II LLC
4.363% due 05/15/2036 •		1,798	1,801

GLS Auto Receivables Issuer Trust
5.770% due 11/15/2028		1,412	1,415

Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		1,462	1,471
6.400% due 03/17/2031		1,700	1,740

			6,427

AUTOMOBILE SEQUENTIAL 0.5%

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		5,000	5,023
6.020% due 02/20/2030		7,500	7,725

FHF Trust
6.570% due 06/15/2028		33	32

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	1,056	750

GM Financial Revolving Receivables Trust
5.770% due 08/11/2036		$3,600	3,704

LAD Auto Receivables Trust
6.240% due 06/15/2028		746	747

SCCU Auto Receivables Trust
5.700% due 10/16/2028		357	358
5.700% due 08/15/2029		600	606

Upgrade Auto Receivables Trust
4.540% due 05/15/2029		11,369	11,370
4.590% due 10/15/2031		5,300	5,224
4.600% due 01/15/2031		8,600	8,566

			44,105

CMBS OTHER 1.2%

Acore Issuer LLC
5.089% due 08/20/2043 •		9,900	9,906

ACREC LLC
5.087% due 01/18/2043 •		2,300	2,301

ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		3,750	3,755

ACRES LLC
5.256% due 08/18/2040 •		7,472	7,503

BDS LLC
4.921% due 10/17/2042 •		3,200	3,203

BRSP Ltd.
5.089% due 08/19/2043 •		5,100	5,110

Dwight Issuer LLC
5.000% due 01/18/2044 •(c)		7,500	7,509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FS Rialto Issuer LLC
5.089% due 01/19/2044 •	$7,500	$7,523

Greystone CRE Notes LLC
5.106% due 01/15/2043 •	7,350	7,368

INCREF LLC
5.050% due 01/19/2044 •	5,100	5,102

KREF Ltd.
5.089% due 02/17/2039 •	169	169

LMNT CRE LLC
5.189% due 07/21/2043 •	6,500	6,509

LoanCore Issuer Ltd.
5.040% due 11/15/2038 •	37	37

LRECS LLC
5.139% due 08/19/2043 •	6,500	6,502

MF1 LLC
4.957% due 02/18/2040 •	4,400	4,403

MF1 Ltd.
4.989% due 02/19/2037 •	3,845	3,847

PFP Ltd.
5.126% due 12/18/2042 •	1,500	1,507
5.137% due 08/18/2043 •	4,100	4,118
5.444% due 09/17/2039 •	2,654	2,662

Starwood LLC
5.089% due 11/19/2042 •	7,700	7,715

		96,749

HOME EQUITY OTHER 1.8%

ABFC Trust
4.043% due 10/25/2036 •	876	813
4.243% due 09/25/2036 •	2,665	2,627

ACE Securities Corp. Home Equity Loan Trust
4.263% due 10/25/2036 •	4,048	1,531

Aegis Asset-Backed Securities Trust
4.483% due 08/25/2035 •	8	8

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.894% due 06/25/2033 •	2,532	2,505

Argent Securities Trust
4.143% due 03/25/2036 •	2,877	2,644

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.223% due 01/25/2036 •	4,113	3,970

Asset-Backed Securities Corp. Home Equity Loan Trust
4.468% due 11/25/2035 •	795	814
4.573% due 06/25/2034 •	1,954	2,072
4.588% due 04/25/2034 •	529	577
6.965% due 08/15/2032 •	208	201

Bear Stearns Asset-Backed Securities I Trust
4.223% due 11/25/2036 •	3,200	3,059
4.738% due 12/25/2034 •	1,206	1,219
4.888% due 03/25/2035 •	14	14

Bear Stearns Asset-Backed Securities Trust
4.663% due 03/25/2034 •	1,478	1,571

Carrington Mortgage Loan Trust
3.923% due 10/25/2036 •	2,032	1,732
4.023% due 02/25/2037 •	3,139	3,015
4.813% due 05/25/2035 •	2,254	2,199

CIT Mortgage Loan Trust
5.263% due 10/25/2037 •	2,832	2,862

Citigroup Mortgage Loan Trust, Inc.
4.023% due 03/25/2037 •	171	157
4.083% due 09/25/2036 •	939	711
4.438% due 10/25/2035 •	83	83

Countrywide Asset-Backed Certificates Trust
3.963% due 06/25/2047 •	6,326	5,580
4.043% due 06/25/2035 •	2,295	2,085
4.043% due 05/25/2037 •	1,991	1,881
4.203% due 09/25/2037 •	1,022	1,114
4.223% due 04/25/2047 •	5,701	5,262

Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ	2,300	2,309

EMC Mortgage Loan Trust
4.863% due 08/25/2040 •	939	941

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	63

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
4.633% due 11/25/2034 •	$4,567	$4,108
4.813% due 11/25/2034 •	267	259

GSAA Trust
4.203% due 03/25/2047 •	2,597	858

Home Equity Mortgage Loan Asset-Backed Trust
4.003% due 11/25/2036 •	6,129	5,116
4.143% due 07/25/2037 •	7,190	2,800

JP Morgan Mortgage Acquisition Corp.
4.348% due 05/25/2035 •	501	499

JP Morgan Mortgage Acquisition Trust
3.945% due 07/25/2036 •	1,510	1,444
4.333% due 07/25/2036 •	863	858

Long Beach Mortgage Loan Trust
4.813% due 06/25/2035 •	2,861	2,800
4.913% due 09/25/2034 •	705	715

Merrill Lynch Mortgage Investors Trust
3.799% due 02/25/2037 þ	11,756	1,343

Morgan Stanley ABS Capital I, Inc. Trust
3.833% due 10/25/2036 •	65	28
3.893% due 01/25/2037 •	1,567	715
3.903% due 05/25/2037 •	89	82
3.913% due 10/25/2036 •	256	132
3.983% due 11/25/2036 •	2,540	1,207
4.263% due 07/25/2036 •	1,369	489
4.263% due 08/25/2036 •	12,036	5,932
4.423% due 11/25/2035 •	3,582	3,468
4.543% due 01/25/2035 •	51	53
4.678% due 07/25/2034 •	412	421
5.013% due 07/25/2037 •	6,275	5,653

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	2,544	830

New Century Home Equity Loan Trust
4.648% due 08/25/2034 •	434	485

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.528% due 05/25/2035 •	585	580

OBX Trust
5.192% due 04/25/2056 þ	1,138	1,133

Option One Mortgage Loan Trust
3.943% due 04/25/2037 •	1,967	961
4.043% due 07/25/2036 •	1,709	1,015

RCKT Mortgage Trust
4.827% due 01/25/2056 þ	4,226	4,175
4.966% due 11/25/2055 þ	3,480	3,459
5.582% due 12/25/2044 þ	2,246	2,252
6.025% due 02/25/2044 ~	401	402
6.147% due 06/25/2044 þ	2,333	2,344

Renaissance Home Equity Loan Trust
4.523% due 11/25/2035 •	665	603
5.586% due 11/25/2036 þ	662	197
5.608% due 05/25/2036 þ	13,820	5,732
5.812% due 11/25/2036 þ	12,195	3,768
5.893% due 06/25/2037 þ	2,722	651
6.115% due 08/25/2036 þ	8,664	2,997
6.120% due 11/25/2036 þ	1,166	380

Residential Asset Mortgage Products Trust
4.273% due 03/25/2036 •	769	759

Residential Asset Securities Corporation Trust
3.983% due 02/25/2037 •	3,153	3,053

Saxon Asset Securities Trust
1.661% due 05/25/2035 •	595	493
3.603% due 03/25/2035 •	83	66
5.488% due 12/26/2034 •	1,773	1,449
5.513% due 12/25/2037 •	356	339

Securitized Asset-Backed Receivables LLC Trust
4.543% due 02/25/2034 •	1,445	1,532

Soundview Home Loan Trust
4.013% due 07/25/2037 •	2,887	2,360

Structured Asset Investment Loan Trust
4.108% due 07/25/2036 •	4,115	2,352
4.393% due 11/25/2035 •	1,172	1,157
4.468% due 03/25/2034 •	1,127	1,198
5.263% due 11/25/2034 •	997	1,200

Structured Asset Securities Corp. Mortgage Loan Trust
4.798% due 07/25/2035 •	2,915	2,998

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	$2,945	$2,940
6.125% due 02/25/2064 ~	424	425

WaMu Asset-Backed Certificates Trust
3.988% due 05/25/2037 •	1,461	1,394

Wells Fargo Home Equity Asset-Backed Securities Trust
4.513% due 12/25/2035 •	495	495
6.313% due 04/25/2035 •	131	134

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
4.363% due 04/25/2034 •	44	43

		148,887

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.083% due 01/25/2037 •	1,603	890

Towd Point Mortgage Trust
4.961% due 01/25/2066 þ	2,329	2,311
5.302% due 06/20/2066 þ	2,200	2,206

		5,407

WHOLE LOAN COLLATERAL 0.2%

Citigroup Mortgage Loan Trust, Inc.
4.663% due 01/25/2036 •	1,575	1,583
6.664% due 05/25/2036 þ	3,835	1,323

First Franklin Mortgage Loan Trust
3.983% due 12/25/2037 •	1,456	1,406
4.083% due 10/25/2036 •	2,761	1,779
4.363% due 11/25/2035 •	138	136
4.588% due 05/25/2034 •	859	850
4.948% due 12/25/2034 •	1,475	1,508
5.188% due 10/25/2034 •	573	578

GSAMP Trust
4.513% due 01/25/2034 •	504	521
5.638% due 08/25/2034 •	4,885	4,257

Lehman XS Trust
4.421% due 06/25/2036 þ	1,188	1,160
6.260% due 11/25/2035 þ	2,827	1,290

Residential Asset Mortgage Products Trust
3.950% due 03/25/2032 •	738	651

Securitized Asset-Backed Receivables LLC Trust
4.343% due 12/25/2035 •	1,004	985

Specialty Underwriting & Residential Finance Trust
4.063% due 09/25/2037 •	5,290	3,689

		21,716

OTHER ABS 9.1%

AASET MT-1 Ltd.
5.522% due 02/16/2050	6,765	6,709

AASET Trust
2.798% due 01/15/2047	562	534

ACHV ABS Trust
5.900% due 04/25/2031	16	16

AGL CLO 9 Ltd.
5.040% due 04/20/2037 •	6,500	6,508

ALESCO Preferred Funding XVII Ltd.
4.708% due 09/23/2038 •	1,811	1,788

AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •	1,400	1,401

Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •	2,000	2,002

Anchorage Capital CLO 28 Ltd.
4.835% due 04/20/2037 •	3,500	3,502

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	1,827	1,785

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038	1,836	1,783

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039	2,000	1,904

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040	2,000	1,907

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Credit Funding 18 Ltd.
5.702% due 10/22/2040		$2,000	$1,974

Anchorage Credit Funding 19 Ltd.
5.336% due 10/25/2040		5,000	4,919

Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042		8,400	8,330

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		2,317	2,215

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		2,000	1,903

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		634	625

Aqua Finance Issuer Trust
4.790% due 05/17/2051		1,668	1,659

Aqueduct European CLO DAC
0.000% due 07/15/2039 «•(c)	EUR	2,200	2,514

Arbour CLO XIII DAC
3.453% due 08/15/2038 •		2,500	2,857

ARES LXII CLO Ltd.
4.737% due 01/25/2034 •		$4,400	4,403

ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •		4,200	4,205

Ascent Education Funding Trust
6.140% due 10/25/2050		400	407

Atlantic Avenue Ltd.
4.935% due 01/20/2035 •		5,800	5,806

Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •		3,878	3,881

Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •		2,900	2,902

Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •		8,000	8,009
4.702% due 10/21/2034 •		6,550	6,553
4.727% due 07/24/2034 •		1,800	1,801

Bain Capital Euro CLO DAC
3.449% due 01/15/2037 •	EUR	1,800	2,060

Barings Euro CLO DAC
3.426% due 08/15/2039 •		2,500	2,859
3.444% due 10/21/2038 •		3,500	4,005

Barings Infrastructure CLO Ltd.
0.000% due 07/20/2039 •(c)		$1,500	1,501

Bayfront Iabs VII Pte. Ltd.
4.904% due 04/11/2048 «•		5,970	5,959

BCRED PC Static LLC
4.974% due 04/27/2036 •		3,200	3,200

Birch Grove CLO Ltd.
5.270% due 07/17/2037 •		8,300	8,324

BlueMountain CLO Ltd.
4.857% due 10/25/2030 •		582	582

BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •		3,900	3,902

Bosphorus CLO IX DAC
3.614% due 04/15/2038 •	EUR	2,200	2,518

Cairn CLO XI DAC
3.434% due 01/15/2040 •		2,700	3,088

Canyon CLO Ltd.
4.753% due 07/15/2034 •		$2,000	2,001

Capital Four CLO IV DAC
3.394% due 04/15/2038 •	EUR	1,800	2,057

Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •		$5,500	5,501

Capital Four U.S. CLO II Ltd.
5.055% due 01/20/2037 •		6,000	6,014

Capital Street Master Trust
4.693% due 08/16/2029 •		3,000	3,002

Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •		5,600	5,603

Carlyle U.S. CLO Ltd.
4.747% due 01/25/2035 •		2,700	2,703
4.785% due 10/20/2034 •		1,000	1,001

CARS-DB7 LP
5.750% due 09/15/2053		4,669	4,681

64	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		$180	$178

Castlelake Aircraft Structured Trust
5.087% due 11/15/2050		10,494	10,360

Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •		8,400	8,408

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		2,300	2,232

CQS U.S. CLO 5 Ltd.
5.101% due 01/17/2039 •		26,300	26,335

Crown City CLO III
0.000% due 07/20/2034 «~(c)		1,800	1,800

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR	2,500	2,861

CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •		1,600	1,829

CVC Cordatus Loan Fund XXX DAC
3.528% due 05/15/2037 •		1,000	1,145

DataBank Issuer II LLC
5.180% due 09/27/2055		$5,000	4,908

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		600	591

Diamond Issuer LLC
2.305% due 11/20/2051		1,800	1,755

Domino’s Pizza Master Issuer LLC
4.930% due 07/25/2055		22,500	22,349

Dryden 39 Euro CLO DAC
3.154% due 04/15/2035 •	EUR	650	743

Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •		$1,300	1,301

Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •		6,200	6,203

ECMC Group Student Loan Trust
4.742% due 01/27/2070 •		2,134	2,147

Elevation CLO Ltd.
4.797% due 07/25/2034 •		3,500	3,504

Fair Oaks Loan Funding V DAC
3.439% due 10/15/2036 •	EUR	1,000	1,143

Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •		$271	271

Foundation Finance Trust
4.980% due 02/17/2053 (c)		1,900	1,900

Golub Capital Partners CLO 74 B Ltd.
4.852% due 07/25/2037 •		2,000	2,003

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		697	695
5.020% due 06/25/2060		500	502
5.550% due 06/25/2059		500	507
5.870% due 06/25/2059		1,813	1,833
5.880% due 06/25/2059		5	5

Greywolf CLO III Ltd.
4.894% due 04/22/2033 •		2,123	2,125

Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •		1,500	1,502

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	2,800	3,202

Guggenheim CLO Ltd.
4.823% due 01/15/2035 •		$6,700	6,703

Harvest CLO XVI DAC
3.464% due 10/15/2038 •	EUR	1,800	2,060

Harvest U.S. CLO Ltd.
4.823% due 01/15/2037 •		$2,600	2,605

Home Partners of America Trust
2.200% due 01/17/2041		1,558	1,462

Horizon Aircraft Finance II Ltd.
3.721% due 07/15/2039		1,084	1,073

ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~	EUR	1,000	1,144

IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •		$2,300	2,301

IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •		2,913	2,917

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indigo Credit Management I DAC
3.464% due 10/15/2037 •	EUR	1,000	$1,144

Invesco Euro CLO XI DAC
3.454% due 10/22/2036 •		2,900	3,317

Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •		2,600	2,974

Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •		$2,500	2,502

KKR CLO 27 Ltd.
4.783% due 01/15/2035 •		1,000	1,001

KKR CLO 33 Ltd.
4.755% due 07/20/2034 •		4,000	4,002

KKR CLO 36 Ltd.
4.823% due 10/15/2034 •		2,100	2,102

LCM 35 Ltd.
4.753% due 10/15/2034 •		2,500	2,501

LUNAR AIRCRAFT Ltd.
3.376% due 02/15/2045		907	896

Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR	1,676	1,918

Madison Park Funding LVIII Ltd.
0.000% due 04/25/2037 «~(c)		$2,500	2,500

Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •		2,000	2,002

Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •		4,300	4,303

Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		5,650	5,650

Madison Park Funding XXXIV Ltd.
5.050% due 10/16/2037 •		15,000	15,030

MAPS Trust
5.523% due 06/15/2051 «(c)		16,900	16,879

Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •		5,000	5,003

Margay CLO II DAC
3.439% due 07/15/2037 •	EUR	1,400	1,601

METAL LLC
4.581% due 10/15/2042		$2,180	1,549

Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •		5,000	5,006

MV Credit Euro CLO III DAC
3.583% due 02/15/2038 •	EUR	2,300	2,630

Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •		$1,500	1,501

Navient Education Loan Trust
4.860% due 09/15/2056		2,364	2,354

Navient Private Education Loan Trust
5.190% due 07/16/2040 •		250	251

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		425	403
1.330% due 04/15/2069		1,697	1,553

Navient Refinance Loan Trust
4.800% due 10/15/2055		7,420	7,389

Navient Student Loan Trust
7.230% due 03/15/2072		1,600	1,712

Nelnet Student Loan Trust
4.650% due 08/20/2054		8,772	8,632
4.840% due 05/17/2055		15,184	15,082
4.909% due 02/21/2061 •		5,958	5,966
4.959% due 06/22/2065 •		7,457	7,478
6.640% due 02/20/2041		1,928	1,978

Neuberger Berman Loan Advisers CLO 43Ltd.
4.730% due 07/17/2036 •		2,600	2,602

Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •		2,610	2,611

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.917% due 10/25/2036 •		6,500	6,506

Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •		4,800	4,804

OAK Hill European Credit Partners V DAC
3.184% due 01/21/2035 •	EUR	3,525	4,033

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ocean Trails CLO X
4.973% due 10/15/2034 •		$2,000	$2,003

Ocean Trails CLO XI
4.705% due 07/20/2034 •		5,200	5,202

OCP Euro CLO DAC
3.527% due 04/15/2037 «•	EUR	2,500	2,856

Octagon Investment Partners 41 Ltd.
4.763% due 10/15/2033 •		$15,000	15,010

OFSI BSL X Ltd.
4.945% due 04/20/2034 •		3,000	3,001

OneMain Financial Issuance Trust
5.840% due 09/15/2036		10,200	10,313

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		1,511	1,511
5.108% due 03/15/2033		691	692
5.156% due 07/15/2032		673	674
5.331% due 01/15/2032		199	200
5.628% due 07/15/2032		4,911	4,916
5.867% due 07/15/2032		4,931	4,944

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		124	124

Pagaya AI Debt Trust
5.373% due 01/17/2033		323	324

Palmer Square European Loan Funding DAC
3.150% due 10/15/2035 •	EUR	3,000	3,432

Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •		$3,342	3,344

Penta CLO 9 DAC
3.015% due 07/25/2036 •	EUR	2,000	2,288

Pikes Peak CLO 2
4.895% due 10/11/2034 •		$6,500	6,508

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042		4,401	4,418

PK ALIFT Loan Funding 7 LP
4.750% due 03/15/2043		2,573	2,555

Planet Fitness Master Issuer LLC
5.649% due 12/06/2055		9,975	9,922

Post CLO Ltd.
4.753% due 10/15/2034 •		1,000	1,001
4.775% due 04/20/2035 •		4,800	4,804

PPM CLO 5 Ltd.
4.855% due 10/18/2034 •		2,400	2,403

Providus CLO VII DAC
3.374% due 07/15/2038 •	EUR	1,900	2,171

QTS Issuer ABS II LLC
5.044% due 10/05/2055		$3,900	3,823

Raptor Aircraft Finance I LLC
4.213% due 08/23/2044		997	954

Reach ABS Trust
5.840% due 07/15/2031		1,500	1,508
5.880% due 07/15/2031		25	25

RIN VIII LLC
0.000% due 07/20/2037 «•(c)		5,600	5,600

Rockford Tower Europe CLO DAC
3.121% due 01/24/2035 •	EUR	1,000	1,143

Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		$3,000	3,003
5.329% due 07/10/2034 •		1,300	1,303

Romark CLO V Ltd.
5.473% due 01/15/2035 •		4,250	4,258

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		1,000	942

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		4,400	4,406

Romark Credit Funding Ltd.
5.423% due 07/29/2043		2,600	2,607

RRE 3 Loan Management DAC
3.494% due 12/15/2039 •	EUR	1,000	1,143

Sculptor CLO XXVII Ltd.
4.825% due 04/20/2037 •		$3,100	3,101

Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •		3,600	3,602

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	65

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Slam Ltd.
5.335% due 09/15/2049		$2,569	$2,549
5.807% due 05/15/2050		5,513	5,551

SLM Private Credit Student Loan Trust
4.196% due 12/15/2039 •		1,243	1,220
4.236% due 12/15/2038 •		158	156

SLM Private Education Loan Trust
8.490% due 10/15/2041 •		2,018	2,095

SLM Student Loan Trust
4.680% due 04/25/2049		18	18
5.630% due 01/27/2027		379	381

SMB Private Education Loan Trust
4.613% due 09/15/2054 •		1,146	1,142
4.943% due 10/16/2056 •		877	885
5.043% due 03/15/2056 •		3,016	3,039
5.130% due 04/15/2054		2,640	2,644
5.240% due 03/15/2056		1,992	2,003
5.380% due 01/15/2053		392	393

Sound Point CLO XXIII
5.105% due 07/15/2034 •		5,700	5,708

Stonepeak ABS
2.301% due 02/28/2033		253	248

Subway Funding LLC
6.028% due 07/30/2054		5,122	5,146

Sunbit Asset Securitization Trust
5.360% due 07/15/2030		3,200	3,202

Switch ABS Issuer LLC
5.121% due 10/25/2055		12,500	12,323

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		2,700	2,702

Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •		3,100	3,103

TCW CLO AMR Ltd.
4.948% due 08/16/2034 •		5,600	5,607

Thayer Park CLO Ltd.
4.675% due 04/20/2034 •		2,200	2,203

Tikehau CLO X DAC
3.483% due 04/20/2038 •	EUR	1,500	1,716

Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •		$3,200	3,202

Toro European CLO 2 DAC
3.155% due 07/25/2034 •	EUR	2,057	2,352

Toro European CLO 3 DAC
3.194% due 07/15/2034 •		967	1,105

Tralee CLO V Ltd.
4.755% due 10/20/2034 •		$2,800	2,803

Trimaran CAVU Ltd.
4.687% due 10/25/2034 •		4,800	4,801

Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •		2,905	2,907

Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •		1,800	1,801

Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •		1,891	1,892

Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •		5,300	5,303

UPG HI Issuer Trust
5.000% due 09/25/2047		5,228	5,204

UPX HIL Issuer Trust
5.160% due 01/25/2047		710	704

Valerie Asset Ltd.
5.219% due 09/15/2050 «(i)		28,743	28,274
5.267% due 09/15/2050 «(i)		4,081	3,669

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vantage Data Centers LLC
5.132% due 08/15/2055		$5,400	$5,308

VB-S1 Issuer LLC
3.706% due 02/15/2057		2,400	2,186
4.693% due 03/15/2056		4,200	4,109

Venture 33 CLO Ltd.
4.995% due 07/15/2031 •		174	174

Venture 44 CLO Ltd.
4.815% due 10/20/2034 •		2,000	2,002

Verizon Master Trust
5.350% due 09/22/2031		7,000	7,132

Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •		2,800	2,803

Voya CLO Ltd.
4.735% due 04/20/2034 •		2,700	2,702

Wave LLC
3.597% due 09/15/2044		1,863	1,832

Wind River CLO Ltd.
4.785% due 07/20/2034 •		4,000	4,004

Wise CLO Ltd.
5.475% due 04/20/2038 •		5,000	5,022

			756,689

Total Asset-Backed Securities (Cost $1,106,822)			1,079,980

SOVEREIGN ISSUES 2.5%

Brazil Government International Bonds
6.125% due 03/15/2034		8,500	8,557

Colombia TES
11.000% due 08/22/2029	COP	53,381,000	15,158
11.750% due 01/24/2035		50,793,000	14,596
12.750% due 11/28/2040		53,831,000	16,431
13.250% due 02/09/2033		46,597,400	14,386

Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	1,500	1,828
6.001% due 01/16/2036		2,250	2,722

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$12,000	12,064

Japan Government Thirty Year Bonds
3.200% due 09/20/2055	JPY	2,540,000	13,716

Mexico Government International Bonds
6.000% due 05/13/2030		$1,600	1,643
6.875% due 05/13/2037		6,500	6,827
7.375% due 05/13/2055		4,200	4,461

Peru Government Bonds
6.850% due 08/12/2035	PEN	48,900	15,056
7.300% due 08/12/2033		68,300	22,385

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	47,526	2,487
8.750% due 01/31/2044		57,786	3,464
8.750% due 02/28/2048		35,660	2,141
8.875% due 02/28/2035		697,212	44,112
9.000% due 01/31/2040		57,545	3,554

Total Sovereign Issues (Cost $190,736)			205,588

		SHARES
PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%

American AgCredit Corp.
8.680% due 09/15/2026 (f)		4,000,000	4,061

	SHARES	MARKET VALUE (000S)

Capital Farm Credit ACA
8.393% due 09/15/2026 (f)	3,300,000	$3,280

CoBank ACB
4.250% due 01/01/2027 (f)	1,700,000	1,680
6.750% due 07/01/2031 •(f)	3,000,000	3,031
7.250% due 07/01/2029 (f)	10,503,000	10,742

Compeer Financial ACA
7.875% due 02/15/2031 (f)	20,950,000	21,380

Corebridge Financial, Inc.
6.875% due 12/01/2030 (f)	6,500,000	6,758

		50,932

INDUSTRIALS 0.0%

SVB Financial Trust
0.000% due 11/07/2032 (d)	112,000	11

Total Preferred Securities (Cost $52,817)		50,943

SHORT-TERM INSTRUMENTS 14.8%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (h)	1,024,256	1,024

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (j) 14.8%

		1,229,300

Total Short-Term Instruments (Cost $1,230,324)		1,230,324

Total Investments in Securities (Cost $10,464,215)		10,485,894

	SHARES
INVESTMENTS IN AFFILIATES 4.5%

MUTUAL FUNDS 4.5%

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	6,857,051	338,601

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	413,237	21,219

PIMCO Senior Loan Active Exchange-Traded Fund	314,081	15,487

Total Mutual Funds (Cost $374,020)		375,307

Total Investments in Affiliates (Cost $374,020)		375,307

Total Investments 130.7% (Cost $10,838,235)		$10,861,201

Financial Derivative Instruments (l)(n) (0.0)% (Cost or Premiums, net $11,662)		(1,332)

Other Assets and Liabilities, net (30.7)%		(2,546,738)

Net Assets 100.0%		$8,313,131

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

66	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Blue Cross & Blue Shield of Minnesota	4.850%	09/30/2030	10/03/2025	$ 3,800	$3,736	0.04%
Blue Cross & Blue Shield of Minnesota	5.960	04/30/2032	09/02/2025	4,000	3,993	0.05
Chick-fil-A, Inc.	4.580	07/21/2028	04/23/2026	2,100	2,089	0.03
Chick-fil-A, Inc.	4.600	07/21/2029	04/23/2026	1,000	992	0.01
Chick-fil-A, Inc.	4.800	07/21/2031	04/23/2026	2,500	2,473	0.03
Deloitte LLP	5.410	01/30/2032	10/30/2024	1,200	1,199	0.01
Deloitte LLP	5.590	01/30/2035	10/30/2024	1,100	1,095	0.01
Deloitte LLP	5.690	01/30/2037	10/30/2024	500	497	0.01
Deloitte LLP	5.790	01/30/2040	10/30/2024	900	889	0.01
Deloitte LLP	5.970	01/30/2045	10/30/2024	900	879	0.01
FLNG Liquefaction LLC	5.710	03/31/2040	11/19/2025	5,756	5,623	0.07
Hardwood Funding LLC	5.160	06/07/2032	03/11/2025	1,500	1,499	0.02
Hardwood Funding LLC	5.330	06/07/2035	03/11/2025	700	703	0.01
Morgan Stanley	0.000	04/02/2032	02/11/2020	8,163	6,716	0.08
National Football League	4.780	10/05/2030	06/27/2025	4,500	4,449	0.05
National Football League	5.250	10/05/2034	06/27/2025	5,500	5,464	0.07
National Football League	5.420	10/05/2037	06/27/2025	2,100	2,092	0.03
North American Transmission Co.	5.700	05/21/2033	05/13/2026	7,000	7,011	0.08
Oncor Electric Delivery Co. LLC	5.150	05/01/2029	01/21/2025	12,000	12,073	0.15
Prime Property Fund LLC	4.920	03/15/2031	02/05/2026	6,000	5,862	0.07
Royal Bank of Scotland International Ltd.	4.660	12/16/2028	11/18/2025	12,000	11,803	0.14
Stripe 3Y Global Holdings, Inc.	4.880	03/26/2029	02/05/2026	10,000	9,845	0.12
Stripe Global Holdings, Inc.	5.170	03/26/2031	02/05/2026	10,000	9,775	0.12
Texas New Mexico PR 1st Mortgage	4.830	07/31/2030	07/01/2025	7,500	7,429	0.09
Texas New Mexico PR 1st Mortgage	5.120	07/31/2032	07/01/2025	5,000	4,969	0.06
Valerie Asset Ltd.	5.219	09/15/2050	03/02/2026	28,087	28,274	0.34
Valerie Asset Ltd.	5.267	09/15/2050	03/02/2026	3,646	3,669	0.04

				$ 147,452	$145,098	1.75%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.660%	06/30/2026	07/01/2026	$200	U.S. Treasury Notes 4.250% due 02/15/2028	$(204)	$200	$200
	3.670	07/01/2026	07/02/2026	567,400	U.S. Treasury Notes 1.125% - 4.250% due 10/31/2026 - 02/15/2028	(578,937)	567,400	567,400
	3.690	06/30/2026	07/01/2026	564,000	U.S. Treasury Notes 0.875% due 11/15/2030	(574,931)	564,000	564,058
GSC	3.700	06/30/2026	07/01/2026	97,700	Ginnie Mae 6.500% due 01/20/2056	(102,124)	97,700	97,710

Total Repurchase Agreements						$(1,256,196)	$1,229,300	$1,229,368

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	67

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.500%	06/24/2026	09/08/2026	$(1,980)	$(1,981)

Total Reverse Repurchase Agreements					$(1,981)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.2)%
Uniform Mortgage-Backed Security, TBA	5.500%	09/01/2056	$176,300	$(175,419)	$(176,491)
Uniform Mortgage-Backed Security, TBA	6.000	09/01/2056	566,300	(573,482)	(576,599)
Uniform Mortgage-Backed Security, TBA	7.000	08/01/2056	9,900	(10,404)	(10,405)

Total Short Sales (9.2)%				$(759,305)	$(763,495)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$1,131,658	$(1,981)	$0	$0	$1,129,677	$(1,152,010)	$(22,333)
GSC	97,710	0	0	0	97,710	(102,124)	(4,414)
JPS	0	0	0	0	0	(132)	(132)

Total Borrowings and Other Financing Transactions	$1,229,368	$(1,981)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(1,981)	$0	$(1,981)

Total Borrowings	$0	$0	$(1,981)	$0	$(1,981)

Payable for reverse repurchase agreements					$(1,981)

(k)	Securities with an aggregate market value of $2,063 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(54,428) at a weighted average interest rate of 3.857%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	10,484	$1,152,093	$7,400	$0	$(4,341)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	11,482	2,366,817	(1,391)	0	(1,749)

68	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	9,847	$1,054,091	$2,291	$0	$(2,500)
CBOT U.S. Long Bond Futures	09/2026	569	64,582	791	0	(614)
Long Gilt Futures	09/2026	921	108,984	2,615	159	(550)
SFE 10 Year Australian Bond Futures	09/2026	804	61,130	876	116	(139)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1,077	121,129	622	0	(597)
Ultra U.S. Treasury Bond Futures	09/2026	957	111,162	1,021	0	(1,211)

Total Futures Contracts				$14,225	$275	$(11,701)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2027	0.369%	$	7,300	$82	$(14)	$68	$0	$(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.508		300	33	(20)	13	0	0
NatWest Group PLC	1.000	Quarterly	12/20/2030	0.511	EUR	8,900	125	88	213	1	0
Valeo SA	1.000	Quarterly	06/20/2028	0.572		2,500	(125)	150	25	1	0

							$115	$204	$319	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$165,800	$ 2,668	$1,013	$3,681	$0	$(21)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.264%	Annual	06/30/2031	$	46,800	$0	$1,706	$1,706	$125	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		155,700	0	5,656	5,656	417	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		6,100	0	128	128	22	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.030	Annual	05/31/2033		70,363	0	(366)	(366)	262	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.033	Annual	05/31/2033		129,419	(1)	(692)	(693)	482	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.038	Annual	05/31/2033		142,388	0	(803)	(803)	531	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.039	Annual	05/31/2033		70,498	0	(402)	(402)	263	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.044	Annual	05/31/2033		121,815	0	(733)	(733)	454	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.045	Annual	05/31/2033		123,675	0	(751)	(751)	461	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		20,500	(62)	197	135	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		10,400	(35)	99	64	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		4,400	(17)	55	38	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		4,400	(15)	124	109	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		10,100	(37)	259	222	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		10,100	(33)	342	309	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		10,100	(35)	330	295	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		4,400	(16)	141	125	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		10,100	(36)	373	337	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		10,000	(36)	356	320	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		4,400	(15)	153	138	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,400	(16)	135	119	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		4,400	(16)	155	139	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		4,400	(16)	151	135	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		4,400	(16)	139	123	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		10,100	(41)	324	283	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		4,400	(16)	124	108	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		4,400	(17)	169	152	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		4,400	(16)	165	149	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		5,000	(20)	234	214	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		4,400	(17)	205	188	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,200	(10)	134	124	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		10,100	(44)	576	532	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		4,400	(16)	264	248	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		4,400	(16)	258	242	19	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	69

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.012%	Annual	02/14/2035	$	72,700	$32	$(285)	$(253)	$331	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		49,117	125	908	1,033	232	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		7,100	0	187	187	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		15,000	0	300	300	74	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		63,570	(136)	202	66	317	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.104	Annual	02/15/2036		105,900	0	(741)	(741)	531	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		89,900	2,711	(728)	1,983	457	0
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		2,700	0	58	58	24	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		4,500	0	90	90	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		3,500	0	123	123	37	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		3,500	0	115	115	37	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		3,500	0	113	113	37	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		2,800	0	60	60	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		4,200	0	89	89	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		39,000	6,328	1,586	7,914	374	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		3,400	0	78	78	37	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		3,600	0	78	78	40	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		44,800	2,552	(1,098)	1,454	490	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035	AUD	134,400	(2,118)	(3,616)	(5,734)	0	(29)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	7,100	0	93	93	3	0

							$8,879	$6,817	$15,696	$6,917	$(29)

Total Swap Agreements							$11,662	$8,034	$19,696	$6,919	$(52)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$275	$6,919	$7,194	$0	$(11,701)	$(52)	$(11,753)

(m)

Securities with an aggregate market value of $128,740 and cash of $10,724 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	3,949		$2,824	$90	$0
	07/2026	CNH	4,603		682	4	0
	07/2026	NZD	25,748		15,206	583	0
	07/2026		$488	CAD	694	1	0
	07/2026		5,001	GBP	3,725	0	(60)
	07/2026		15,014	NZD	26,450	74	(66)
	08/2026	CAD	693		$488	0	(1)

70	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	NZD	24,325		$13,757	$0	$(74)

BOA	07/2026	BRL	184,806		35,572	0	(227)
	07/2026	INR	4,018		42	0	0
	07/2026	KRW	451,450		296	5	0
	07/2026	NOK	12,220		1,236	1	0
	07/2026	SGD	22,558		17,682	246	0
	07/2026		$35,700	BRL	184,806	99	0
	07/2026		3,858	CNH	26,089	0	(16)
	07/2026		248	JPY	39,458	0	(5)
	07/2026		2,693	NOK	25,017	0	(166)
	07/2026		425	PLN	1,605	2	0
	08/2026	ILS	5,853		$1,968	0	(1)
	08/2026		$31,215	BRL	163,447	204	0
	08/2026		717	INR	67,998	0	0
	09/2026	MXN	9,170		$517	0	(4)
	09/2026	PEN	46,710		13,611	0	(13)
	09/2026		$2,171	INR	206,310	0	(4)
	10/2026		4,248	BRL	22,524	22	0

BPS	07/2026	BRL	34,171		$6,576	6	(49)
	07/2026	CHF	3,270		4,157	110	0
	07/2026	CNH	7,959		1,176	4	0
	07/2026	EUR	2,495		2,845	0	(5)
	07/2026	GBP	48		63	0	0
	07/2026	IDR	449,430,517		25,078	12	(25)
	07/2026	ILS	9,003		3,055	28	0
	07/2026	INR	824,076		8,580	0	(126)
	07/2026	KRW	1,938,553		1,271	18	0
	07/2026	NOK	2,860		291	2	0
	07/2026	THB	116,530		3,552	47	(6)
	07/2026	TRY	67,121		1,404	0	(18)
	07/2026	TWD	4,168		132	1	0
	07/2026		$2,676	AUD	3,883	13	0
	07/2026		6,615	BRL	34,171	17	(13)
	07/2026		5,434	CAD	7,534	0	(122)
	07/2026		12,711	GBP	9,503	4	(110)
	07/2026		9,523	IDR	170,449,297	10	0
	07/2026		24,271	INR	2,301,017	51	(38)
	07/2026		2,803	JPY	453,071	0	(16)
	07/2026		5,969	KRW	9,157,537	0	(49)
	07/2026		110	PLN	415	0	0
	07/2026	ZAR	80,733		$4,921	0	0
	08/2026	IDR	55,695,781		3,100	0	(2)
	08/2026	ILS	1,557		522	0	(2)
	08/2026		$1,990	BRL	10,395	8	0
	08/2026		63	GBP	48	0	0
	08/2026		6,018	INR	571,144	4	0
	09/2026	IDR	52,751,234		$2,906	0	(23)
	09/2026	THB	103,311		3,185	56	0
	09/2026		$15,092	IDR	267,750,491	32	(262)
	09/2026		1,281	INR	121,687	0	(3)
	09/2026		629	THB	20,607	0	(5)
	10/2026		4,226	BRL	22,486	36	0
	12/2026		1,914	IDR	34,843,563	7	0

BRC	07/2026	ILS	11,291		$3,815	19	0
	07/2026	JPY	173,849		1,075	6	0
	07/2026	NZD	37,399		22,117	876	0
	07/2026	TRY	7,647		163	0	(1)
	07/2026		$45,019	TRY	2,135,393	282	0
	07/2026	ZAR	398,722		$24,548	244	0
	08/2026		$1,075	JPY	173,393	0	(6)

BSH	07/2026	EUR	464		$540	10	0
	07/2026		$472	JPY	75,096	0	(10)
	07/2026		23,805	NZD	42,132	124	0
	08/2026	NZD	42,132		$23,832	0	(124)
	09/2026		$6,230	BRL	31,953	0	(131)

CBK	07/2026	COP	7,556,576		$1,979	0	(226)
	07/2026	EUR	1,378		1,606	32	0
	07/2026	IDR	13,260,204		741	0	(1)
	07/2026	ILS	10,038		3,456	81	0
	07/2026	INR	546,000		5,787	19	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	71

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	NOK	13,990		$1,508	$95	$0
	07/2026	SEK	4,090		443	21	0
	07/2026	TWD	1,493		47	0	0
	07/2026		$3,689	COP	12,830,215	50	0
	07/2026		4,753	IDR	85,279,258	11	0
	07/2026		5,635	INR	546,000	133	0
	07/2026		642	KRW	970,783	0	(15)
	07/2026		4,494	PLN	16,421	0	(129)
	08/2026	ILS	19,488		$6,791	237	0
	08/2026	SEK	3		0	0	0
	08/2026		$1,266	ILS	3,760	0	(1)
	08/2026		1,118	INR	106,121	1	0
	09/2026	COP	75,898,782		$20,817	0	(995)
	09/2026	IDR	195,137,072		10,809	0	(22)
	09/2026	INR	55,017		572	0	(5)
	09/2026	THB	126,370		3,816	0	(12)
	09/2026		$2,784	IDR	49,656,651	0	(28)
	09/2026		42	INR	3,967	0	0
	09/2026		1,123	MXN	20,091	18	0
	09/2026		18	PEN	62	0	0
	10/2026	COP	5,762,032		$1,633	0	(7)
	11/2026		7,416,789		2,056	0	(45)
	12/2026	PEN	21,559		6,168	0	(101)
	12/2026		$6,056	IDR	110,098,424	14	0
	01/2027	PEN	9,073		$2,662	27	0
	05/2027		23,693		6,671	0	(183)

DUB	07/2026	IDR	11,424,580		639	1	0
	07/2026	INR	123,510		1,308	4	0
	07/2026		$873	INR	84,189	16	0
	07/2026		775	NOK	7,198	0	(48)
	07/2026		4,489	PLN	16,657	0	(61)
	07/2026	ZAR	185,408		$11,453	152	0
	08/2026	PEN	8,591		2,542	34	0
	09/2026	IDR	146,840,376		8,151	2	(1)
	09/2026		$2,869	IDR	52,099,024	23	0
	09/2026		1,308	INR	124,347	0	(3)
	12/2026		1,998	IDR	36,206,918	0	(2)

FAR	07/2026	CNH	7,918		$1,170	4	0
	07/2026	INR	368,542		3,906	13	0
	07/2026	JPY	1,924,486		11,894	58	0
	07/2026	PEN	26,112		7,796	164	0
	07/2026	SGD	69,337		54,349	755	0
	07/2026		$10,843	CNH	73,754	18	0
	07/2026		1,502	GBP	1,117	0	(20)
	07/2026		3,862	INR	368,542	31	0
	07/2026		4,125	JPY	655,550	0	(94)
	07/2026		14,938	PLN	54,951	0	(331)
	07/2026		251	SEK	2,434	0	0
	07/2026	ZAR	264,133		$16,005	0	(95)
	08/2026	CNH	73,592		10,843	0	(17)
	08/2026	COP	7,368,937		1,952	0	(188)
	08/2026	ILS	12,262		4,283	159	0
	08/2026	SEK	2,430		251	0	0
	08/2026		$11,894	JPY	1,919,450	0	(58)
	09/2026		1,887	INR	180,830	12	0
	09/2026		912	MXN	16,097	3	0

GLM	07/2026	BRL	274,971		$53,008	0	(257)
	07/2026	CNH	64,993		9,631	61	0
	07/2026	COP	223,323		59	0	(6)
	07/2026	IDR	82,216,258		4,593	0	(5)
	07/2026	KRW	1,813,935		1,175	3	0
	07/2026		$51,630	BRL	274,971	1,842	(207)
	07/2026		46,965	CAD	66,831	157	0
	07/2026		4,055	COP	14,068,524	43	0
	07/2026		4,585	IDR	82,216,258	13	0
	07/2026		1,175	KRW	1,813,677	0	(2)
	08/2026	CAD	66,736		$46,965	0	(157)
	08/2026		$1,016	INR	97,430	10	0
	09/2026	COP	8,701,858		$2,493	0	(8)
	09/2026	IDR	82,697,725		4,585	0	(5)

72	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2026	MXN	10,573		$605	$4	$0
	09/2026	THB	290,220		8,993	202	0
	09/2026		$7,851	BRL	41,380	47	0
	09/2026		11,065	IDR	198,996,250	32	(51)
	09/2026		4,956	INR	476,855	53	0
	09/2026		1,860	MXN	32,408	0	(18)
	10/2026		15,208	BRL	80,904	126	0
	11/2026	COP	5,525,448		$1,529	0	(36)

IND	07/2026	BRL	60,688		11,724	0	(33)
	07/2026		$12,010	BRL	60,688	0	(254)

JPM	07/2026	AUD	17,091		$12,184	351	0
	07/2026	CAD	17,223		12,449	305	0
	07/2026	ILS	28,710		9,615	0	(34)
	07/2026	INR	180,880		1,916	5	0
	07/2026	KRW	560,517		362	0	0
	07/2026	NOK	15,183		1,534	0	0
	07/2026	NZD	2,928		1,730	67	0
	07/2026		$2,919	GBP	2,175	0	(34)
	07/2026		694	IDR	12,478,700	3	0
	07/2026		1,917	INR	180,880	0	(6)
	07/2026		544	KRW	836,033	0	(4)
	07/2026		1,664	NZD	2,951	12	0
	07/2026		5,925	PLN	21,631	1	(176)
	07/2026		2,528	THB	84,512	16	0
	08/2026	ILS	35,969		$12,408	310	0
	08/2026		$2,383	INR	226,290	2	0
	08/2026		1,534	NOK	15,189	0	0
	09/2026	IDR	12,970,417		$718	0	(2)
	09/2026	MXN	22,526		1,277	2	(4)
	09/2026	THB	234,626		7,184	102	(26)
	09/2026		$12,603	INR	1,201,663	19	(2)
	09/2026		14,798	MXN	258,076	0	(133)
	12/2026		53,100		931,638	0	(537)

MBC	07/2026	AUD	3,428		$2,461	87	0
	07/2026	CHF	9,079		11,356	143	(23)
	07/2026	COP	11,354,495		2,997	0	(310)
	07/2026	EUR	3,646		4,238	72	0
	07/2026	IDR	1,131,741		63	0	0
	07/2026	ILS	4,511		1,602	86	0
	07/2026	INR	123,998		1,313	4	0
	07/2026	KRW	7,770,534		5,126	102	0
	07/2026	NOK	5,006		505	0	(1)
	07/2026		$10,319	AUD	14,768	26	(120)
	07/2026		2,349	EUR	2,019	0	(42)
	07/2026		13,020	GBP	9,672	0	(190)
	07/2026		63	IDR	1,131,741	0	0
	07/2026		2,024	INR	195,140	35	0
	07/2026		4,351	JPY	692,940	0	(89)
	07/2026		1,845	NOK	17,105	0	(117)
	07/2026		2,261	NZD	4,007	15	0
	07/2026		153	SEK	1,486	1	0
	08/2026	AUD	4,760		$3,283	0	(11)
	08/2026	ILS	655		219	0	(2)
	08/2026	SEK	1,484		153	0	(1)
	08/2026		$844	INR	80,149	1	0
	08/2026		176	NOK	1,752	1	0
	09/2026	MXN	2,294		$130	0	0
	09/2026	THB	153,163		4,654	40	(26)
	09/2026		$6,262	INR	599,232	33	(5)

MYI	12/2026	PEN	9,073		$2,621	0	(17)
	01/2027		$2,617	PEN	9,073	18	0

NGF	07/2026	GBP	10		$13	0	0
	07/2026	IDR	76,101,068		4,252	0	(5)
	07/2026		$4,268	IDR	76,101,068	0	(12)
	07/2026		2,047	INR	196,953	32	0
	08/2026	SEK	166		$17	0	0
	08/2026		$13	GBP	10	0	0
	09/2026	IDR	76,527,858		$4,268	20	0
	09/2026		$1,704	IDR	30,316,472	0	(21)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	73

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	07/2026	COP	8,701,858		$2,259	$0	$(275)
	07/2026	GBP	24,991		33,078	0	(71)
	07/2026	INR	97,242		1,026	0	(1)
	07/2026		$1,613	IDR	28,943,760	4	0
	07/2026		2,694	INR	258,256	33	0
	08/2026		33,077	GBP	24,991	72	0
	08/2026		2,526	INR	241,999	22	0
	09/2026	IDR	86,921,765		$4,815	0	(10)
	09/2026	THB	127,413		3,926	70	(3)
	09/2026		$5,826	IDR	104,789,388	15	(25)
	09/2026		1,026	INR	97,894	1	0

SOG	07/2026	CNH	14,367		$2,124	8	0
	07/2026	EUR	68,172		79,525	1,632	0
	07/2026	GBP	1,142		1,508	0	(6)
	07/2026	SGD	135		104	0	0
	07/2026		$4,014	AUD	5,817	14	0
	07/2026		19	CAD	26	0	(1)
	07/2026		46,155	CHF	37,340	58	0
	07/2026		81,491	EUR	71,641	365	0
	07/2026		1,147	JPY	182,210	0	(26)
	07/2026		71,066	SGD	92,030	69	0
	08/2026	AUD	5,817		$4,011	0	(14)
	08/2026	CAD	560		395	0	(1)
	08/2026	CHF	37,206		46,155	0	(59)
	08/2026	EUR	71,641		81,602	0	(365)
	08/2026	SGD	91,823		71,066	0	(72)
	08/2026		$1,508	GBP	1,142	6	0
	08/2026		104	SGD	135	0	0

SSB	07/2026	CAD	59,035		$42,812	1,187	0
	07/2026	CHF	24,990		31,791	863	0
	07/2026		$431	CAD	611	0	0
	07/2026		2,845	EUR	2,495	6	0
	08/2026	CAD	611		$431	0	0
	08/2026	COP	17,696,758		4,640	0	(482)
	08/2026	EUR	2,495		2,848	0	(6)

UAG	07/2026	NZD	9,465		5,616	240	0
	07/2026		$4,570	PLN	16,699	0	(131)
	08/2026	COP	8,619,571		$2,282	0	(221)
	09/2026		79,998,706		20,732	0	(2,259)
	09/2026	MXN	9,384		535	2	0
	09/2026	THB	13,807		421	3	0

Total Forward Foreign Currency Contracts						$14,720	$(11,488)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660%	12/29/2026	155,400	$284	$279
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.400	12/29/2026	414,200	260	278

Total Purchased Options							$544	$557

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.953%	12/29/2026	17,870	$(284)	$(281)
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.690	12/29/2026	23,820	(130)	(137)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.702	12/29/2026	23,820	(130)	(144)

Total Written Options							$(544)	$(562)

74	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$752	$0	$0	$752	$(201)	$0	$0	$(201)	$551	$(580)	$(29)
BOA	579	0	0	579	(436)	0	0	(436)	143	0	143
BPS	466	0	0	466	(874)	0	0	(874)	(408)	469	61
BRC	1,427	279	0	1,706	(7)	(281)	0	(288)	1,418	(1,870)	(452)
BSH	134	0	0	134	(265)	0	0	(265)	(131)	0	(131)
CBK	739	0	0	739	(1,770)	0	0	(1,770)	(1,031)	832	(199)
DUB	232	0	0	232	(115)	0	0	(115)	117	(60)	57
FAR	1,217	0	0	1,217	(803)	0	0	(803)	414	(460)	(46)
GLM	2,593	278	0	2,871	(752)	(281)	0	(1,033)	1,838	(1,960)	(122)
IND	0	0	0	0	(287)	0	0	(287)	(287)	312	25
JPM	1,195	0	0	1,195	(958)	0	0	(958)	237	(423)	(186)
MBC	646	0	0	646	(937)	0	0	(937)	(291)	319	28
MYI	18	0	0	18	(17)	0	0	(17)	1	0	1
NGF	52	0	0	52	(38)	0	0	(38)	14	0	14
SCX	217	0	0	217	(385)	0	0	(385)	(168)	238	70
SOG	2,152	0	0	2,152	(544)	0	0	(544)	1,608	(1,610)	(2)
SSB	2,056	0	0	2,056	(488)	0	0	(488)	1,568	(1,690)	(122)
UAG	245	0	0	245	(2,611)	0	0	(2,611)	(2,366)	2,007	(359)

Total Over the Counter	$14,720	$557	$0	$15,277	$(11,488)	$(562)	$0	$(12,050)

(o)

Securities with an aggregate market value of $4,177 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$275	$275
Swap Agreements	0	2	0	0	6,917	6,919

	$0	$2	$0	$0	$7,192	$7,194

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,720	$0	$14,720
Purchased Options	0	0	0	0	557	557

	$0	$0	$0	$14,720	$557	$15,277

	$0	$2	$0	$14,720	$7,749	$22,471

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11,701	$11,701
Swap Agreements	0	23	0	0	29	52

	$0	$23	$0	$0	$11,730	$11,753

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,488	$0	$11,488
Written Options	0	0	0	0	562	562

	$0	$0	$0	$11,488	$562	$12,050

	$0	$23	$0	$11,488	$12,292	$23,803

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	75

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(35,865)	$(35,865)
Swap Agreements	0	345	0	0	17,239	17,584

	$0	$345	$0	$0	$(18,626)	$(18,281)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,595)	$0	$(2,595)
Written Options	0	126	0	0	0	126
Swap Agreements	0	36	0	0	0	36

	$0	$162	$0	$(2,595)	$0	$(2,433)

	$0	$507	$0	$(2,595)	$(18,626)	$(20,714)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(8,073)	$(8,073)
Swap Agreements	0	1,331	0	0	7,436	8,767

	$0	$1,331	$0	$0	$(637)	$694

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,588	$0	$5,588
Purchased Options	0	0	0	0	13	13
Written Options	0	(119)	0	0	(19)	(138)
Swap Agreements	0	(8)	0	0	0	(8)

	$0	$(127)	$0	$5,588	$(6)	$5,455

	$0	$1,204	$0	$5,588	$(643)	$6,149

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,857	$32,108	$50,965
Corporate Bonds & Notes
Banking & Finance	0	1,360,102	38,691	1,398,793
Industrials	0	430,289	17,559	447,848
Utilities	0	163,838	24,707	188,545
Municipal Bonds & Notes
California	0	20,202	0	20,202
Illinois	0	5,194	0	5,194
Indiana	0	8,006	0	8,006
Minnesota	0	9,932	0	9,932
New York	0	4,876	0	4,876
West Virginia	0	2,711	0	2,711
U.S. Government Agencies	0	4,084,624	0	4,084,624
U.S. Treasury Obligations	0	1,111,840	0	1,111,840
Non-Agency Mortgage-Backed Securities	0	444,368	141,155	585,523
Asset-Backed Securities
Automobile ABS Other	0	6,427	0	6,427
Automobile Sequential	0	44,105	0	44,105
CMBS Other	0	96,749	0	96,749
Home Equity Other	0	148,887	0	148,887
Home Equity Sequential	0	5,407	0	5,407
Whole Loan Collateral	0	21,716	0	21,716
Other ABS	1,900	684,738	70,051	756,689
Sovereign Issues	0	205,588	0	205,588
Preferred Securities
Banking & Finance	0	50,932	0	50,932
Industrials	0	11	0	11

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Short-Term Instruments
Mutual Funds	$1,024	$0	$0	$1,024
Repurchase Agreements	0	1,229,300	0	1,229,300

	$2,924	$10,158,699	$324,271	$10,485,894

Investments in Affiliates, at Value
Mutual Funds	375,307	0	0	375,307

Total Investments	$378,231	$10,158,699	$324,271	$10,861,201

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(763,495)	$0	$(763,495)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	275	6,919	0	7,194
Over the counter	0	15,277	0	15,277

	$275	$22,196	$0	$22,471

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(689)	(11,064)	0	(11,753)
Over the counter	0	(12,050)	0	(12,050)

	$(689)	$(23,114)	$0	$(23,803)

Total Financial Derivative Instruments	$(414)	$(918)	$0	$(1,332)

Totals	$377,817	$9,394,286	$324,271	$10,096,374

76	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$4,198	$31,196	$(3,317)	$18	$22	$(9)	$0	$0	$32,108	$(46)
Corporate Bonds & Notes
Banking & Finance	10,801	28,300	0	0	0	(410)	0	0	38,691	(398)
Industrials	12,142	5,600	0	0	0	(183)	0	0	17,559	(157)
Utilities	12,195	12,800	(44)	0	0	(244)	0	0	24,707	(244)
U.S. Government Agencies	13,016	0	(3,627)	(1)	(4)	84	0	(9,468)	0	0
Non-Agency Mortgage-Backed Securities	36,470	103,770	(2,800)	60	136	3,519	0	0	141,155	3,551
Asset-Backed Securities
Other ABS	7,362	72,002	(2,755)	7	59	85	0	(6,709)	70,051	203

Totals	$96,184	$253,668	$(12,543)	$84	$213	$2,842	$0	$(16,177)	$324,271	$2,909

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$28,628	Discounted Cash Flow	Discount Rate	5.770 – 9.960	8.200
	3,480	Indicative Market Quotation	Broker Quote	93.000	—
Corporate Bonds & Notes
Banking & Finance	38,691	Discounted Cash Flow	Discount Rate	4.710 – 6.175	5.323
Industrials	12,005	Discounted Cash Flow	Discount Rate	5.047- 5.459	5.257
	5,554	Proxy Pricing	Base Price	100.000
Utilities	24,707	Discounted Cash Flow	Discount Rate	4.916 – 6.007	5.395
Non-Agency Mortgage-Backed Securities	126,105	Discounted Cash Flow	Discount Rate	5.477 -7.734	5.931
	15,050	Proxy pricing	Base Price	100.000	—
Asset-Backed Securities
Other ABS	5,959	Discounted Cash Flow	Discount Rate	5.341	—
	48,822	Proxy Pricing	Base Price	89.962-100.000	98.348
	15,270	Recent Transaction	Purchase Price	100.000	—

Total	$324,271

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	77

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~	$5,198	$5,206

Total Loan Participations and Assignments (Cost $5,185)		5,206

CORPORATE BONDS & NOTES 47.4%

BANKING & FINANCE 26.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.450% due 04/15/2027	400	405

Aircastle Ltd.
2.850% due 01/26/2028	2,503	2,428

American Honda Finance Corp.
4.279% due 11/19/2027 •	7,900	7,891
4.368% due 03/08/2027 •	7,700	7,713

American Tower Corp.
5.000% due 01/31/2030	1,600	1,613

Aon North America, Inc.
5.125% due 03/01/2027	900	903

Athene Global Funding
4.637% due 09/18/2028 •	9,400	9,376

Aviation Capital Group LLC
1.950% due 09/20/2026	7,150	7,112
3.500% due 11/01/2027	1,425	1,402
4.750% due 04/14/2027	4,976	4,982

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027	1,190	1,180

Banco Santander Chile
4.550% due 11/20/2030	800	789

Banco Santander SA
1.722% due 09/14/2027 •	1,700	1,690
3.800% due 02/23/2028	1,300	1,284
5.017% (SOFRRATE + 1.380%) due 03/14/2028 ~	800	804

Bank Hapoalim BM
4.722% due 07/14/2029	3,400	3,360

Bank Leumi Le-Israel BM
5.125% due 07/27/2027	3,310	3,317
5.343% due 06/29/2029	700	703

Barclays PLC
2.279% due 11/24/2027 •	511	507
4.565% (SOFRRATE + 0.930%) due 05/24/2030 ~	2,500	2,504
6.496% due 09/13/2027 •	1,000	1,004

BPCE SA
6.612% due 10/19/2027 •	2,400	2,414

Brighthouse Financial Global Funding
5.550% due 04/09/2027	6,732	6,774

Canadian Imperial Bank of Commerce
4.297% due 06/26/2028 •	3,000	3,002
4.353% (SOFRRATE + 0.720%) due 01/13/2028 ~	11,600	11,619

Cantor Fitzgerald LP
4.500% due 04/14/2027	160	160

Citadel Finance LLC
4.750% due 02/14/2029	1,000	985

Citadel LP
4.875% due 01/15/2027	12,567	12,557

CNO Global Funding
5.875% due 06/04/2027	1,800	1,821

Deutsche Bank AG
2.552% due 01/07/2028 •	14,516	14,373
4.847% (SOFRRATE + 1.219%) due 11/16/2027 ~	1,212	1,214

Emirates NBD Bank PJSC
5.125% due 06/29/2031	3,300	3,290

EPR Properties
4.750% due 12/15/2026	11,599	11,601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equitable America Global Funding
4.348% (SOFRRATE + 0.710%) due 09/15/2027 ~	$3,292	$3,288

F&G Global Funding
2.300% due 04/11/2027	1,900	1,862
4.500% due 01/09/2029	7,700	7,575

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~	11,000	10,998

Ford Motor Credit Co. LLC
4.271% due 01/09/2027	3,100	3,091
4.950% due 05/28/2027	700	701
5.125% due 11/05/2026	1,409	1,411
5.800% due 03/05/2027	10,261	10,315

GA Global Funding Trust
4.400% due 09/23/2027	13,400	13,346

GATX Corp.
3.250% due 09/15/2026	1,153	1,150

General Motors Financial Co., Inc.
4.675% (SOFRRATE + 1.040%) due 02/26/2027 ~	6,607	6,622

Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% due 12/15/2027	3,327	3,258

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •	1,900	1,885
4.594% due 04/20/2030 •	7,700	7,658
5.488% (SOFRRATE + 1.850%) due 03/15/2028 ~	8,000	8,070

Hardwood Funding LLC
4.360% due 06/08/2029 «(e)	2,000	1,963

HSBC Holdings PLC
2.013% due 09/22/2028 •	4,700	4,555

Intesa Sanpaolo SpA
3.875% due 01/12/2028	1,359	1,342

KKR Financial Holdings LLC
5.400% due 05/23/2033	5,500	5,101

Korea Investment & Securities Co. Ltd.
2.125% due 07/19/2026	1,400	1,400

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027	2,903	2,888

Lloyds Banking Group PLC
4.396% (SOFRINDX + 0.770%) due 02/10/2030 ~	12,200	12,173

Marex Group PLC
5.680% due 04/21/2031	4,400	4,404

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	200	201

Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031	4,900	4,859

Mizuho Financial Group, Inc.
4.486% (SOFRRATE + 0.850%) due 07/13/2030 ~(a)	4,600	4,602

Mutual of Omaha Cos Global Funding
4.514% due 06/09/2028	8,300	8,260

National Bank of Canada
4.950% due 02/01/2028 •	3,740	3,750

Nationwide Building Society
6.557% due 10/18/2027 •	1,600	1,609

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	4,745	4,704

Nomura Holdings, Inc.
2.329% due 01/22/2027	3,383	3,345
5.386% due 07/06/2027	450	454

PNC Bank NA
4.361% (SOFRRATE + 0.730%) due 07/21/2028 ~	400	401

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~	5,300	5,327

Royal Bank of Canada
4.456% (SOFRINDX + 0.820%) due 03/27/2028 ~	4,934	4,948

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sammons Financial Group Global Funding
4.489% due 09/02/2027 •	$2,600	$2,602

Sammons Financial Group, Inc.
4.450% due 05/12/2027	1,423	1,419

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	3,000	2,967
3.244% due 10/05/2026	6,800	6,781

SBA Communications Corp.
3.875% due 02/15/2027	2,000	1,990

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	550	546

Standard Chartered PLC
4.300% due 02/19/2027	1,620	1,618

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027	7,989	7,850
5.625% due 01/12/2028	1,100	1,109

Stellantis Financial Services U.S. Corp.
5.328% (SOFRRATE + 1.690%) due 09/15/2028 ~	5,000	5,023

Sumisho Air Lease Corp.
1.875% due 08/15/2026	6,467	6,446
2.200% due 01/15/2027	947	935
3.625% due 04/01/2027	2,300	2,283
3.625% due 12/01/2027	2,004	1,977
5.300% due 02/01/2028	2,542	2,565

Synchrony Financial
3.700% due 08/04/2026	1,935	1,932

VICI Properties LP
4.750% due 04/01/2028	600	600

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027	4,521	4,493
4.250% due 12/01/2026	7,286	7,273
4.500% due 09/01/2026	600	600
5.750% due 02/01/2027	600	602

Wells Fargo & Co.
4.410% (SOFRRATE + 0.780%) due 01/24/2028 ~	204	204
4.900% due 01/24/2028 •	8,600	8,620

		358,728

INDUSTRIALS 15.2%

Air Canada Pass-Through Trust
3.600% due 09/15/2028	2,423	2,402

Amcor Flexibles North America, Inc.
3.100% due 09/15/2026	550	548

Anglo American Capital PLC
4.750% due 04/10/2027	1,584	1,588

APA Infrastructure Ltd.
4.250% due 07/15/2027	9,544	9,507

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	4,500	4,453

Bayer U.S. Finance LLC
6.125% due 11/21/2026	2,600	2,614

BMW U.S. Capital LLC
4.428% (SOFRRATE + 0.790%) due 03/17/2028 ~	20,000	20,100

Boeing Co.
6.259% due 05/01/2027	600	608

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	700	707

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	500	496

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	7,000	7,018

Conagra Brands, Inc.
5.300% due 10/01/2026	686	688

Daimler Truck Finance North America LLC
4.473% (SOFRRATE + 0.840%) due 01/13/2028 ~	1,800	1,805

Dell International LLC/EMC Corp.
4.900% due 10/01/2026	1,700	1,701

DXC Technology Co.
1.800% due 09/15/2026	5,397	5,372

78	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer LP
5.500% due 06/01/2027	$147	$148

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028	4,500	4,398
4.150% due 03/15/2028	3,500	3,482

Ford Motor Co.
4.346% due 12/08/2026	1,000	999

Foxconn Far East Ltd.
1.875% due 08/25/2028	10,100	9,533

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	2,100	2,074

Gartner, Inc.
4.500% due 07/01/2028	5,100	5,011

Global Payments, Inc.
4.500% due 11/15/2028	2,000	1,977

Haleon U.S. Capital LLC
3.375% due 03/24/2027	500	496

Hyatt Hotels Corp.
5.050% due 03/30/2028	1,700	1,711

Hyundai Capital America
4.627% (SOFRRATE + 0.990%) due 03/25/2027 ~	9,000	9,028
4.667% (SOFRRATE + 1.030%) due 09/24/2027 ~	2,100	2,109
4.757% (SOFRRATE + 1.120%) due 06/23/2027 ~	4,100	4,121

Icon Investments Six DAC
5.809% due 05/08/2027	1,250	1,260

Imperial Brands Finance PLC
3.500% due 07/26/2026	400	400

JDE Peet’s NV
1.375% due 01/15/2027	3,050	2,994

Keurig Dr. Pepper, Inc.
4.208% (SOFRRATE + 0.580%) due 11/15/2026 ~	2,000	2,000
4.518% (SOFRINDX + 0.880%) due 03/15/2027 ~	5,036	5,046

Kia Corp.
2.750% due 02/14/2027	2,310	2,285
3.500% due 10/25/2027	200	197

Kyndryl Holdings, Inc.
2.050% due 10/15/2026	10,802	10,727

Marathon Petroleum Corp.
5.125% due 12/15/2026	728	729

NTT Finance Corp.
1.591% due 04/03/2028	3,800	3,608
4.465% (SOFRRATE + 0.830%) due 06/20/2029 ~(a)	8,000	8,001

Nutrien Ltd.
4.000% due 12/15/2026	3,000	2,997

PeaceHealth Obligated Group
4.335% due 11/15/2028	4,600	4,564

Penske Truck Leasing Co. LP/PTL Finance Corp.
4.400% due 07/01/2027	788	787

QatarEnergy
4.625% due 06/23/2029	1,600	1,590

Qatarenergy LNG S3
6.332% due 09/30/2027	977	983

Renesas Electronics Corp.
2.170% due 11/25/2026	1,305	1,293

Road Michigan Property Owner I LLC
7.500% due 03/30/2045	4,530	4,518

Rogers Communications, Inc.
3.200% due 03/15/2027	3,320	3,290

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	3,200	3,207
5.500% due 04/01/2028	8,600	8,683

Salesforce, Inc.
4.500% due 03/15/2028	4,500	4,496

Sirius XM Radio LLC
5.000% due 08/01/2027	1,083	1,082

SK Telecom Co. Ltd.
6.625% due 07/20/2027	800	818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Smith & Nephew PLC
5.150% due 03/20/2027	$615	$617

Smithfield Foods, Inc.
4.250% due 02/01/2027	2,014	2,009

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027	2,100	2,106

Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/2026	600	599

Uber Technologies, Inc.
4.500% due 08/15/2029	3,800	3,774

United Airlines Pass-Through Trust
3.750% due 03/03/2028	2,334	2,333

Universal Health Services, Inc.
1.650% due 09/01/2026	2,000	1,992

Viatris, Inc.
2.300% due 06/22/2027	9,200	8,986

Volkswagen Group of America Finance LLC
4.697% (SOFRRATE + 1.060%) due 03/25/2027 ~	1,800	1,805
4.950% due 03/25/2027	2,500	2,508

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026	875	872

		207,850

UTILITIES 6.0%

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.150% due 08/15/2026	150	150

Columbia Pipelines Holding Co. LLC
6.055% due 08/15/2026	715	715

Edison International
5.000% due 05/05/2028	9,000	9,013

Eversource Energy
2.900% due 03/01/2027	1,253	1,241

FirstEnergy Corp.
3.900% due 07/15/2027	901	896

Fortis, Inc.
3.055% due 10/04/2026	4,795	4,777

Israel Electric Corp. Ltd.
4.250% due 08/14/2028	2,000	1,968
7.750% due 12/15/2027	11,000	11,442

JERA Co., Inc.
3.665% due 04/14/2027	400	397

Jersey Central Power & Light Co.
4.600% due 01/15/2030	3,300	3,279

KeySpan Gas East Corp.
2.742% due 08/15/2026	1,727	1,723

New York State Electric & Gas Corp.
3.250% due 12/01/2026	9,146	9,105

Pacific Gas & Electric Co.
3.300% due 03/15/2027	2,739	2,715
3.300% due 12/01/2027	11,175	10,968
6.100% due 01/15/2029	3,056	3,147

Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~	3,500	3,517

SGSP Australia Assets Pty. Ltd.
3.500% due 07/07/2027	4,900	4,844

Southern California Edison Co.
3.650% due 03/01/2028	3,300	3,247
4.400% due 09/06/2026	1,000	1,000
4.875% due 02/01/2027	496	497

Vistra Operations Co. LLC
3.700% due 01/30/2027	1,400	1,393
4.550% due 10/30/2028	1,100	1,093
5.050% due 12/30/2026	5,056	5,064

		82,191

Total Corporate Bonds & Notes (Cost $649,325)		648,769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 28.4%

Federal Home Loan Mortgage Corp.
2.000% due 02/01/2028 - 04/01/2028	$1	$1
3.000% due 03/01/2048	268	239
5.000% due 10/01/2033 - 02/01/2038	129	131
5.400% due 09/01/2037 - 11/01/2038	195	199
5.500% due 08/01/2033 - 06/01/2047	829	838
5.550% due 06/01/2037	50	51
6.000% due 09/01/2031 - 05/01/2033	12	12
6.500% due 11/01/2036 - 10/17/2038	209	214
7.000% due 05/01/2029	7	7

Federal Home Loan Mortgage Corp. REMICS
2.500% due 10/25/2048	110	100
4.498% due 04/25/2055 •	4,583	4,596
4.528% due 09/25/2055 - 12/25/2055 •	3,058	3,076
4.558% due 05/25/2055 •	3,747	3,764
4.568% due 11/25/2054 •(f)	7,528	7,590
4.578% due 10/25/2054 - 09/25/2055 •	10,804	10,897
4.608% due 02/25/2055 •	842	849
4.628% due 10/25/2052 - 06/25/2055 •	29,426	29,616
4.728% due 08/25/2054 - 07/25/2055 •	2,077	2,095
4.778% due 12/25/2054 - 11/25/2055 •	19,650	19,801
4.828% due 01/25/2055 - 08/25/2055 •	5,651	5,720
4.878% due 05/25/2054 •	2,265	2,297
5.128% due 06/25/2056 •	4,429	4,461

Federal National Mortgage Association
3.000% due 10/01/2046	194	174
4.000% due 06/01/2042 - 03/01/2047	338	325
4.532% due 09/01/2029 ~	1,097	1,101
4.750% due 09/01/2034 - 04/01/2036	255	254
4.812% due 08/01/2029 ~	1,528	1,544
5.000% due 07/01/2033 - 07/01/2044	773	765
5.150% due 05/01/2035	30	29
5.340% due 09/01/2029	28	27
5.350% due 02/01/2035 - 01/01/2038	229	226
5.450% due 04/01/2036	68	67
5.500% due 12/01/2031 - 09/01/2040	655	652
6.000% due 05/01/2029 - 04/01/2048	443	450
6.500% due 07/01/2036 - 09/01/2048	229	232

Federal National Mortgage Association REMICS
4.000% due 01/25/2051	5,697	5,608
4.528% due 12/25/2053 - 08/25/2055 •	7,851	7,891
4.538% due 03/25/2055 •	507	510
4.578% due 01/25/2055 - 03/25/2055 •	566	570
4.628% due 10/25/2054 - 11/25/2055 •	4,832	4,876
4.678% due 01/25/2055 - 09/25/2055 •	5,001	5,031
4.728% due 06/25/2054 - 04/25/2056 •	18,412	18,492
4.778% due 01/25/2055 - 03/25/2055 •	4,402	4,446
4.788% due 03/25/2055 •	1,808	1,829
4.828% due 12/25/2053 - 01/25/2055 •	2,179	2,204
4.878% due 02/25/2055 - 10/25/2055 •	2,324	2,345
4.928% due 10/25/2053 •	30,871	31,205

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	79

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association-ACES
2.634% due 12/25/2026 ~	$484	$480
2.961% due 02/25/2027 ~	1,688	1,672
3.167% due 06/25/2027 ~	523	517

Government National Mortgage Association
3.000% due 11/20/2046	66	59
3.500% due 05/20/2042	45	41
3.700% due 04/15/2042	38	35
3.740% due 03/20/2042 - 07/20/2042	66	61
3.750% due 04/15/2042 - 03/20/2044	113	106
4.000% due 04/20/2040 - 06/20/2043	458	426
4.500% due 08/20/2038 - 11/20/2048	267	260
5.350% due 12/15/2036 - 01/15/2038	184	188
5.400% due 06/20/2039	73	75
5.500% due 03/20/2034 - 08/20/2041	282	281
6.000% due 09/20/2038	14	14
6.500% due 10/15/2027 - 07/20/2039	27	27
7.000% due 10/20/2038 - 06/20/2055	1,160	1,192

Government National Mortgage Association REMICS
2.500% due 10/20/2049	92	82
3.500% due 11/20/2049	5,815	5,603
4.309% due 08/20/2075 •	2,884	2,895
4.359% due 10/20/2072 •	432	433
4.509% due 06/20/2055 - 07/20/2074 •	10,978	11,107
4.559% due 01/20/2054 - 05/20/2055 •	1,226	1,236
4.589% due 09/20/2073 •	7,169	7,280
4.609% due 05/20/2073 •	9,889	10,063
4.748% due 08/16/2039 •	3	3
4.759% due 06/20/2055 - 07/20/2055 •	956	968

Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2056	91,800	90,108
5.500% due 08/01/2056 - 09/01/2056	65,700	65,781

Total U.S. Government Agencies (Cost $387,360)		388,400

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Inflation Protected Securities (d)
2.125% due 04/15/2029 (h)(j)	2,895	2,904

Total U.S. Treasury Obligations (Cost $2,899)		2,904

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	152	149

Bear Stearns ALT-A Trust
4.083% due 02/25/2034 •	381	364
5.044% due 05/25/2035 ~	13	13

BWAY Mortgage Trust
4.990% due 09/15/2036 •	3,000	2,978

Chase Home Lending Mortgage Trust
4.878% due 06/25/2054 ~	1,765	1,766

Chase Mortgage Finance Trust
6.041% due 02/25/2037 ~	211	209

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.963% due 01/25/2036 •	20	19
3.993% due 10/25/2035 •	116	112
4.063% due 08/25/2035 •	12	12

Citigroup Mortgage Loan Trust, Inc.
4.478% due 05/25/2051 •	3,171	2,965
5.128% due 06/25/2055 •	452	455

Countrywide Alternative Loan Trust
4.043% due 06/25/2037 •	45	42

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Alternative Mortgage Securities Trust
5.401% due 02/25/2035 ~	$123	$119

GCAT Trust
2.650% due 10/25/2068 ~	142	139
2.885% due 12/27/2066 ~	1,317	1,201

Government National Mortgage Association REMICS
4.379% due 09/20/2075 •	837	844
4.389% due 10/20/2075 •	1,412	1,424

GS Mortgage-Backed Securities Trust
4.462% due 12/25/2051 •	2,119	1,982
4.462% due 02/25/2052 •	3,411	3,189
4.980% due 11/25/2054 •	1,017	1,018

GSR Mortgage Loan Trust
6.307% due 08/25/2033 •	5	5

Impac CMB Trust
4.403% due 03/25/2035 •	53	53

JP Morgan Mortgage Trust
4.828% due 04/25/2066 ~	3,100	3,111
4.834% due 07/25/2035 ~	107	102

MASTR Adjustable Rate Mortgages Trust
6.022% due 04/21/2034 ~	9	9

Merrill Lynch Mortgage Investors Trust
4.223% due 04/25/2029 •	54	50
5.380% due 12/25/2035 ~	86	85

MFA Trust
6.105% due 12/25/2068 þ	529	531

Morgan Stanley Mortgage Loan Trust
4.843% due 11/25/2035 •	755	754

Morgan Stanley Residential Mortgage Loan Trust
4.462% due 09/25/2051 •	687	643
5.530% due 05/25/2070 ~	4,744	4,747

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	540	520
2.464% due 01/26/2060 ~	3,336	3,134
3.500% due 12/25/2057 ~	639	619
3.500% due 10/25/2059 ~	274	255
4.500% due 05/25/2058 ~	67	65

NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •	6,000	6,000

OBX Trust
1.957% due 10/25/2061 ~	181	154
6.520% due 07/25/2063 þ	1,178	1,178

PRKCM Trust
6.333% due 03/25/2059 þ	155	156

PRPM Trust
6.221% due 11/25/2068 þ	374	375

Sequoia Mortgage Trust
4.154% due 07/20/2036 •	296	253

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	83	82

Structured Asset Mortgage Investments II Trust
4.334% due 07/19/2034 •	1	1

Structured Asset Mortgage Investments Trust
4.414% due 09/19/2032 •	1	1

Thornburg Mortgage Securities Trust
5.180% due 04/25/2045 ~	23	22

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	436	410
2.250% due 12/25/2061 ~	989	970
3.750% due 05/25/2058 ~	1,073	1,055
4.097% due 01/25/2066 ~	1,856	1,828
4.763% due 05/25/2058 •	350	357
4.763% due 10/25/2059 •	211	211

Verus Securitization Trust
5.402% due 05/25/2065 þ	2,076	2,075
5.712% due 01/25/2069 þ	792	793
6.259% due 12/25/2068 þ	1,998	2,004

WaMu Mortgage Pass-Through Certificates Trust
3.788% due 07/25/2037 ~	291	264
4.383% due 01/25/2045 •	3	3
4.563% due 06/25/2044 •	256	259
4.623% due 10/25/2045 •	40	39
4.724% due 06/25/2046 •	19	17
5.044% due 06/25/2033 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $53,266)		52,191

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 22.2%

AUTOMOBILE ABS OTHER 0.1%

Ford Credit Auto Lease Trust
4.003% (SOFR30A + 0.410%) due 08/15/2027 ~	$860	$860

AUTOMOBILE SEQUENTIAL 4.5%

Ally Auto Receivables Trust
4.140% due 07/16/2029	2,570	2,568

ARI Fleet Lease Trust
4.590% due 03/15/2034	889	891

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	8,100	8,207

Bank of America Auto Trust
5.530% due 02/15/2028	773	776

BofA Auto Trust
5.350% due 11/15/2028	2,206	2,216

Carvana Auto Receivables Trust
4.100% due 06/11/2029	2,800	2,795
4.260% due 10/10/2029	3,445	3,443
4.550% due 05/10/2030	2,841	2,845
5.380% due 03/12/2029	2,500	2,516
5.820% due 08/10/2028	519	520

Chase Auto Owner Trust
4.180% due 08/27/2029	646	646
4.940% due 07/25/2029	5,962	5,986

Citizens Auto Receivables Trust
5.830% due 02/15/2028	946	949
5.840% due 01/18/2028	685	686

Enterprise Fleet Financing LLC
4.050% due 08/20/2028	4,800	4,789
4.820% due 02/20/2029	3,700	3,719

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	6,100	6,143

GECU Auto Receivables Trust
5.630% due 08/15/2028	407	407

Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029	3,198	3,199

Huntington Auto Trust
5.230% due 01/16/2029	1,694	1,701

LAD Auto Receivables Trust
5.610% due 08/15/2028	476	476

M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	3,000	3,010

SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029	600	598

Toyota Auto Receivables Owner Trust
5.160% due 04/17/2028	985	988

Upgrade Auto Receivables Trust
4.540% due 05/15/2029	1,249	1,249

		61,323

CMBS OTHER 0.8%

AREIT Trust
5.878% due 06/17/2039 •	3,675	3,684

Dwight Issuer LLC
5.000% due 01/18/2044 •(a)	6,800	6,808

		10,492

CREDIT CARD BULLET 1.1%

Evergreen Credit Card Trust
4.219% due 10/15/2029 •	7,400	7,425

Synchrony Card Issuance Trust
4.780% due 02/15/2031	8,028	8,072

		15,497

CREDIT CARD OTHER 0.3%

Trillium Credit Card Trust II
4.218% due 09/26/2030 •	4,300	4,307

80	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 0.5%

Asset-Backed Securities Corp. Home Equity Loan Trust
4.573% due 06/25/2034 •	$52	$55

Bear Stearns Asset-Backed Securities I Trust
4.663% due 08/25/2034 •	359	354

Chase Funding Trust
4.363% due 07/25/2033 •	114	114

Countrywide Asset-Backed Certificates Trust
3.107% due 03/25/2036 •	18	18

Finance America Mortgage Loan Trust
4.588% due 08/25/2034 •	89	87

GSAA Home Equity Trust
4.303% due 07/25/2037 •	21	21

GSAMP Trust
4.283% due 06/25/2036 •	320	311

JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	3,100	3,066

New Century Home Equity Loan Trust
4.693% due 11/25/2034 •	260	260

RAAC Trust
4.313% due 01/25/2046 •	124	124

Renaissance Home Equity Loan Trust
3.454% due 08/25/2033 •	513	477

Residential Asset Securities Corporation Trust
4.858% due 03/25/2035 •	147	148

Saxon Asset Securities Trust
1.661% due 05/25/2035 •	71	69

Securitized Asset-Backed Receivables LLC Trust
4.438% due 01/25/2035 •	82	75

Structured Asset Investment Loan Trust
4.313% due 09/25/2034 •	1,322	1,268
4.468% due 03/25/2034 •	231	245

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
4.363% due 04/25/2034 •	624	616

		7,308

WHOLE LOAN COLLATERAL 0.1%

First Franklin Mortgage Loan Trust
4.083% due 04/25/2036 •	606	598
4.513% due 11/25/2034 •	35	35

		633

OTHER ABS 14.8%

37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •	3,400	3,404

AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •	700	700

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040	400	396

Ascent Education Funding Trust
6.140% due 10/25/2050	1,373	1,394

Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •	1,000	1,000

Bain Capital Credit CLO Ltd.
4.727% due 07/24/2034 •	3,300	3,302
4.762% due 10/21/2034 •	3,300	3,304

BlueMountain CLO XXXII Ltd.
4.773% due 10/15/2034 •	4,900	4,904

Carlyle U.S. CLO Ltd.
4.785% due 10/20/2034 •	800	801

Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •	300	300

Crown City CLO III
0.000% due 07/20/2034 «~(a)	6,800	6,800

Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •	800	801

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	2,869	2,552

Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •	4,500	4,501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •	$4,300	$4,302

Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •	600	601

Guggenheim CLO Ltd.
4.823% due 01/15/2035 •	4,900	4,902

ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •	621	621

Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •	500	501

KKR CLO 16 Ltd.
4.815% due 10/20/2034 •	5,000	5,006

KKR CLO 27 Ltd.
4.783% due 01/15/2035 •	500	500

KKR CLO 33 Ltd.
4.755% due 07/20/2034 •	4,900	4,902

KKR CLO 42 Ltd.
4.825% due 07/20/2034 •	4,700	4,705

LCM 30 Ltd.
5.017% due 04/20/2031 •	62	62

LCM 36 Ltd.
4.743% due 01/15/2034 •	1,600	1,601

Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •	6,200	6,204

Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •	5,700	5,704

Navient Education Loan Trust
5.020% due 07/15/2055	1,083	1,086

Navient Private Education Loan Trust
2.460% due 11/15/2068	319	310
5.190% due 07/16/2040 •	455	456

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	590	540
1.170% due 09/16/2069	735	689
1.310% due 01/15/2069	254	241
4.740% due 04/15/2069 •	943	939

Navient Refinance Loan Trust
4.800% due 10/15/2055	1,774	1,767

Navient Student Loan Trust
6.480% due 03/15/2072	2,711	2,756

Nelnet Student Loan Trust
4.610% due 02/21/2061	2,708	2,661
4.670% due 06/22/2065	3,770	3,694
4.840% due 05/17/2055	3,649	3,624
4.909% due 02/21/2061 •	812	814

Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •	1,600	1,601

Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •	3,400	3,402

Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •	5,106	5,109

PFS Financing Corp.
5.520% due 10/15/2028	5,000	5,019

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039	3,741	3,738

Post CLO Ltd.
4.775% due 04/20/2035 •	6,100	6,106

Post Road Equipment Finance LLC
4.900% due 05/15/2031	3,453	3,467

Romark CLO - IV Ltd.
4.819% due 07/10/2034 •	2,200	2,202

Romark CLO V Ltd.
4.863% due 01/15/2035 •	4,400	4,401

Shackleton CLO Ltd.
4.875% due 07/20/2034 •	4,300	4,305

SLM Student Loan Trust
4.680% due 04/25/2049	2	2
5.630% due 01/27/2027	36	36

SMB Private Education Loan Trust
1.600% due 09/15/2054	442	418
2.230% due 09/15/2037	582	566
4.340% due 03/17/2053 •	197	195
4.480% due 05/16/2050	1,586	1,565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.613% due 09/15/2054 •	$1,761	$1,757
4.693% due 12/15/2053 •	4,233	4,239
4.943% due 10/16/2056 •	3,946	3,982
5.030% due 03/15/2056	9,273	9,215
5.043% due 03/15/2056 •	281	283
5.060% due 03/16/2054	1,139	1,140
5.090% due 10/16/2056	877	877
5.130% due 04/15/2054	2,555	2,558
5.240% due 03/15/2056	2,104	2,116
5.380% due 07/15/2053	1,847	1,863
5.670% due 11/15/2052	2,691	2,716

SoFi Professional Loan Program LLC
1.950% due 02/15/2046	297	279

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •	5,900	5,904

Thayer Park CLO Ltd.
4.675% due 04/20/2034 •	4,900	4,906

Towd Point Asset Trust
4.454% due 11/20/2061 •	294	294

Trimaran CAVU Ltd.
4.687% due 10/25/2034 •	4,200	4,201

Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •	6,100	6,104

Venture 36 CLO Ltd.
5.067% due 04/20/2032 •	304	304

Verdelite Static CLO Ltd.
4.805% due 07/20/2032 •	1,871	1,870

Verizon Master Trust
4.170% due 08/20/2030	4,500	4,496

Voya CLO Ltd.
4.735% due 04/20/2034 •	3,300	3,302

Wellfleet CLO Ltd.
4.855% due 04/20/2034 •	4,500	4,506

		202,391

Total Asset-Backed Securities (Cost $302,993)		302,811

SOVEREIGN ISSUES 1.8%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029	2,800	2,893

Eagle Funding Luxco SARL
5.500% due 08/17/2030	5,400	5,429

Korea National Oil Corp.
4.537% (SOFRRATE + 0.900%) due 09/30/2027 ~	2,015	2,025

Panama Government International Bonds
3.875% due 03/17/2028	900	888
8.875% due 09/30/2027	1,400	1,471

Saudi Government International Bonds
5.125% due 01/13/2028	11,500	11,581

Total Sovereign Issues (Cost $24,296)		24,287

SHORT-TERM INSTRUMENTS 7.8%

COMMERCIAL PAPER 7.8%

Amdocs Capital Solutions Ltd.
4.040% due 07/08/2026	13,100	13,088

Constellation Energy Generation LLC
4.050% due 07/28/2026	7,400	7,374

Entergy Corp.
4.060% due 09/10/2026	1,900	1,885

Equifax, Inc.
4.050% due 07/30/2026	20,400	20,332

Fidelity National Information Services, Inc.
4.000% due 07/21/2026	3,900	3,891

HCA, Inc.
4.300% due 08/17/2026	10,000	9,941
4.300% due 08/18/2026	10,900	10,835
4.330% due 07/27/2026	1,300	1,296

Keurig Dr. Pepper, Inc.
4.370% due 07/13/2026	11,300	11,283
4.410% due 08/24/2026	2,100	2,086

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	81

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oglethorpe Power Corp.
4.070% due 07/27/2026	$7,700	$7,678

Thomson Reuters Corp.
4.040% due 07/22/2026	600	599

VW Credit, Inc.
4.160% due 09/18/2026	16,100	15,952

		106,240

SHORT-TERM NOTES 0.0%

HPEFS Equipment Trust
4.153% due 10/20/2026	114	113

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
3.779% due 09/24/2026 (b)(c)(j)	$285	$283

Total Short-Term Instruments (Cost $106,650)		106,636

Total Investments in Securities (Cost $1,531,974)		1,531,204

Total Investments 112.0% (Cost $1,531,974)		$1,531,204

Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $979)		1,259

Other Assets and Liabilities, net (12.1)%		(164,768)

Net Assets 100.0%		$1,367,695

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.360%	06/08/2029	01/16/2026	$2,000	$1,963	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	3.790%	06/29/2026	07/13/2026	$(7,213)	$(7,215)

Total Reverse Repurchase Agreements					$(7,215)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$0	$(7,215)	$0	$0	$(7,215)	$7,590	$375

Total Borrowings and Other Financing Transactions	$0	$(7,215)	$0	$0

82	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(7,215)	$0	$0	$(7,215)

Total Borrowings	$0	$(7,215)	$0	$0	$(7,215)

Payable for reverse repurchase agreements					$(7,215)

(f)	Securities with an aggregate market value of $7,590 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(11,838) at a weighted average interest rate of 3.784%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	5,287	$1,089,824	$(513)	$0	$(805)
CBOT 30 Day Federal Funds Futures	08/2026	492	197,410	15	0	(5)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	2,600	278,322	781	0	(660)
Three-Month SOFR Futures	03/2028	1,398	335,904	(2,526)	0	(184)

				$(2,243)	$0	$(1,654)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	84	$(9,231)	$(65)	$35	$0
Three-Month SOFR Futures	03/2027	2,062	(494,674)	755	167	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1,119	(125,853)	(1,189)	621	0
Ultra U.S. Treasury Bond Futures	09/2026	78	(9,060)	(194)	99	0

				$(693)	$922	$0

Total Futures Contracts				$(2,936)	$922	$(1,654)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.650%	Annual	09/11/2027	$	63,600	$102	$165	$267	$27	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		132,500	502	2,453	2,955	280	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		5,100	(74)	111	37	11	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		68,900	(52)	(166)	(218)	158	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		9,100	(206)	300	94	33	0

Total Swap Agreements							$272	$2,863	$3,135	$509	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	83

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$922	$509	$1,431	$0	$(1,654)	$0	$(1,654)

(h)

Securities with an aggregate market value of $1,545 and cash of $13,264 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026	AUD	614		$437	$13	$0
	07/2026	CNH	542		80	1	0
	07/2026	NZD	3,387		2,000	77	0
	07/2026		$55	CAD	79	0	0
	07/2026		1,718	NZD	3,040	9	0
	08/2026	CAD	79		$55	0	0
	08/2026	NZD	3,040		1,719	0	(9)
	08/2026		$43	AUD	62	0	0

BOA	07/2026	BRL	52		$10	0	0
	07/2026	KRW	39,366		26	0	0
	07/2026	NOK	1,452		148	1	0
	07/2026		$1,084	AUD	1,513	0	(36)
	07/2026		10	BRL	52	0	0
	07/2026		442	CNH	2,989	0	(2)
	07/2026		340	JPY	54,147	0	(7)
	07/2026		844	NOK	7,845	0	(52)
	08/2026	ILS	618		$208	0	0
	08/2026		$78	INR	7,426	0	0
	09/2026		40		3,840	0	0

BPS	07/2026	BRL	1,363		$263	1	(1)
	07/2026	CHF	367		467	12	0
	07/2026	CNH	2,998		443	2	0
	07/2026	GBP	107		141	0	(1)
	07/2026	IDR	50,543,559		2,820	1	(3)
	07/2026	ILS	1,308		444	4	0
	07/2026	INR	93,165		970	0	(14)
	07/2026	KRW	225,412		148	2	0
	07/2026	THB	13,190		402	5	(1)
	07/2026		$265	BRL	1,363	1	(1)
	07/2026		3,575	GBP	2,668	0	(36)
	07/2026		1,080	IDR	19,333,983	1	0
	07/2026		2,786	INR	264,263	7	(4)
	07/2026		336	JPY	53,476	0	(7)
	07/2026		675	KRW	1,036,035	0	(6)
	07/2026		126	TWD	3,983	0	(1)
	08/2026	IDR	6,108,570		$340	0	0
	08/2026	ILS	181		61	0	0
	08/2026		$220	BRL	1,149	1	0
	08/2026		141	GBP	107	1	0
	08/2026		657	INR	62,372	0	0
	09/2026	IDR	5,569,005		$307	0	(3)
	09/2026	THB	11,924		368	6	0
	09/2026		$1,766	IDR	31,255,073	3	(33)
	09/2026		218	INR	20,691	0	(1)
	09/2026		70	THB	2,290	0	(1)
	12/2026		190	IDR	3,457,888	1	0

BRC	07/2026	ILS	1,771		$598	3	0
	07/2026	NZD	4,920		2,909	115	0

84	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BSH	07/2026	AUD	283		$197	$1	$0
	07/2026		$1,782	JPY	283,381	0	(39)
	07/2026		2,975	NZD	5,266	16	0
	08/2026	NZD	5,266		$2,979	0	(16)
	08/2026		$197	AUD	283	0	(1)
	09/2026		7,757	BRL	39,788	0	(163)

CBK	07/2026	IDR	1,504,090		$84	0	0
	07/2026	ILS	1,458		502	12	0
	07/2026	INR	62,844		666	2	0
	07/2026	NOK	1,085		117	7	0
	07/2026		$3,934	AUD	5,567	0	(80)
	07/2026		537	IDR	9,634,886	1	0
	07/2026		649	INR	62,844	15	0
	07/2026		69	KRW	104,546	0	(2)
	07/2026		55	PLN	203	0	(2)
	07/2026		45	TWD	1,427	0	0
	08/2026	ILS	2,434		$845	27	0
	08/2026		$138	ILS	411	0	0
	08/2026		122	INR	11,589	0	0
	09/2026	IDR	20,010,456		$1,108	0	(2)
	09/2026	INR	6,761		70	0	(1)
	09/2026	THB	14,281		431	0	(1)
	09/2026		$366	IDR	6,524,355	0	(4)
	12/2026		572		10,389,119	1	0

DUB	07/2026	IDR	1,259,408		$70	0	0
	07/2026	INR	24,822		263	1	0
	07/2026	NOK	327		35	2	0
	07/2026		$175	INR	16,920	3	0
	07/2026		55	PLN	206	0	(1)
	09/2026	IDR	15,714,637		$872	0	0
	09/2026		$225	IDR	4,077,576	2	0
	09/2026		263	INR	24,991	0	(1)
	12/2026		170	IDR	3,080,498	0	0

FAR	07/2026	AUD	131		$91	0	0
	07/2026	CNH	2,983		441	2	0
	07/2026	INR	24,636		261	1	0
	07/2026	JPY	2,086,690		12,897	63	0
	07/2026	SGD	10,762		8,436	117	0
	07/2026		$1,259	CNH	8,566	2	0
	07/2026		258	INR	24,636	2	0
	07/2026		142	JPY	22,513	0	(3)
	07/2026		1,158	PLN	4,232	0	(33)
	08/2026	CNH	8,548		$1,259	0	(2)
	08/2026	ILS	1,311		458	17	0
	08/2026		$91	AUD	131	0	0
	08/2026		12,897	JPY	2,081,230	0	(63)
	09/2026		126	INR	12,088	1	0

GLM	07/2026	BRL	4,892		$945	0	(3)
	07/2026	IDR	9,325,662		521	0	(1)
	07/2026	KRW	213,136		138	0	0
	07/2026		$970	BRL	4,892	0	(22)
	07/2026		5,327	CAD	7,581	18	0
	07/2026		520	IDR	9,325,662	2	0
	07/2026		138	KRW	213,105	0	0
	08/2026	CAD	7,570		$5,327	0	(18)
	08/2026		$173	INR	16,566	2	0
	09/2026	IDR	9,380,274		$520	0	(1)
	09/2026	THB	35,926		1,113	25	0
	09/2026		$1,047	IDR	18,804,749	3	(6)
	09/2026		702	INR	67,451	7	0
	09/2026		208	MXN	3,620	0	(2)

JPM	07/2026	AUD	5,980		$4,215	75	0
	07/2026	BRL	4,301		836	3	0
	07/2026	ILS	4,396		1,472	0	(5)
	07/2026	INR	4,706		50	0	0
	07/2026	KRW	65,860		43	0	0
	07/2026	NOK	3,152		318	0	0
	07/2026		$831	BRL	4,301	2	0
	07/2026		78	IDR	1,408,832	0	0
	07/2026		50	INR	4,706	0	0
	07/2026		62	KRW	95,735	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	85

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$2,602	PLN	9,485	$0	$(81)
	07/2026		285	THB	9,521	2	0
	08/2026	ILS	4,278		$1,473	34	0
	08/2026		$2,511	AUD	3,592	0	(26)
	08/2026		260	INR	24,712	0	0
	08/2026		318	NOK	3,153	0	0
	09/2026	IDR	1,416,661		$78	0	0
	09/2026	INR	3,195		34	0	0
	09/2026	MXN	2,581		146	0	(1)
	09/2026	THB	28,130		862	13	(3)
	09/2026		$385	INR	36,697	0	0
	09/2026		7,682	MXN	133,510	0	(95)
	10/2026		836	BRL	4,396	0	(3)
	12/2026	MXN	483		$28	0	0
	12/2026		$575	MXN	10,157	0	(2)

MBC	07/2026	AUD	72		$50	0	0
	07/2026	CHF	3,768		4,785	124	(3)
	07/2026	EUR	206		240	4	0
	07/2026	IDR	128,190		7	0	0
	07/2026	INR	24,920		264	1	0
	07/2026	KRW	677,586		447	9	0
	07/2026	NOK	1,794		186	5	0
	07/2026		$6,958	EUR	6,014	0	(86)
	07/2026		7	IDR	128,190	0	0
	07/2026		407	INR	39,218	7	0
	07/2026		6,173	JPY	985,839	0	(110)
	08/2026		43	AUD	62	0	0
	08/2026		92	INR	8,753	0	0
	08/2026		102	NOK	1,017	0	0
	09/2026	THB	8,460		$253	0	(3)
	09/2026		$1,105	INR	105,752	6	(1)

NGF	07/2026	GBP	22		$29	0	0
	07/2026	IDR	8,632,023		482	0	(1)
	07/2026		$484	IDR	8,632,023	0	(1)
	07/2026		412	INR	39,583	7	0
	08/2026		29	GBP	22	0	0
	09/2026	IDR	8,680,433		$484	2	0
	09/2026		$224	IDR	3,983,263	0	(3)

SCX	07/2026	INR	19,543		$206	0	0
	07/2026		$182	IDR	3,267,695	0	0
	07/2026		542	INR	51,903	7	0
	08/2026		430		41,148	4	0
	09/2026	IDR	9,884,774		$548	0	(1)
	09/2026	THB	15,446		476	9	0
	09/2026		$571	IDR	10,244,987	1	(3)
	09/2026		206	INR	19,674	0	0

SOG	07/2026	CNH	5,032		$744	3	0
	07/2026	EUR	5,845		6,818	140	0
	07/2026	GBP	2,538		3,353	0	(14)
	07/2026	SGD	16		12	0	0
	07/2026		$5,270	CHF	4,263	7	0
	07/2026		42	EUR	37	0	0
	07/2026		4,328	JPY	687,592	0	(99)
	07/2026		8,323	SGD	10,778	8	0
	08/2026	CAD	64		$45	0	0
	08/2026	CHF	4,248		5,270	0	(7)
	08/2026	EUR	37		42	0	0
	08/2026	SGD	10,754		8,323	0	(8)
	08/2026		$3,353	GBP	2,538	14	0
	08/2026		12	SGD	16	0	0

SSB	07/2026	CAD	7,793		$5,651	157	0
	07/2026	CHF	128		163	5	0
	07/2026		$49	CAD	69	0	0
	08/2026	CAD	69		$49	0	0

UAG	07/2026		$56	PLN	206	0	(2)
	09/2026	MXN	1,043		$60	0	0
	09/2026	THB	1,583		48	0	0

Total Forward Foreign Currency Contracts						$1,268	$(1,244)

86	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	2,000	$1	$3

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	95,000	98	431

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	82,300	74	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	256,000	117	430

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	54,200	41	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	95,100	107	1

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	97,800	88	1
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	104,300	117	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	15,900	16	72

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	201,500	141	1
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	11,700	10	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	165,900	176	752

Total Purchased Options							$986	$1,694

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.200%	$	7,100	$(279)	$43	$0	$(236)

Total Swap Agreements								$(279)	$43	$0	$(236)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$100	$0	$0	$100	$(9)	$0	$0	$(9)	$91	$0	$91
BOA	1	0	0	1	(97)	0	0	(97)	(96)	0	(96)
BPS	48	3	0	51	(113)	0	0	(113)	(62)	0	(62)
BRC	118	0	0	118	0	0	0	0	118	0	118
BSH	17	0	0	17	(219)	0	0	(219)	(202)	283	81
CBK	65	0	0	65	(92)	0	0	(92)	(27)	0	(27)
DUB	8	431	0	439	(2)	0	0	(2)	437	(300)	137
FAR	205	431	0	636	(101)	0	0	(101)	535	(600)	(65)
GLM	57	1	0	58	(53)	0	0	(53)	5	0	5
JPM	129	0	0	129	(216)	0	0	(216)	(87)	0	(87)
MBC	156	0	0	156	(203)	0	0	(203)	(47)	0	(47)
MYC	0	75	0	75	0	0	(236)	(236)	(161)	292	131
NGF	9	753	0	762	(5)	0	0	(5)	757	(890)	(133)
SCX	21	0	0	21	(4)	0	0	(4)	17	0	17
SOG	172	0	0	172	(128)	0	0	(128)	44	0	44
SSB	162	0	0	162	0	0	0	0	162	0	162
UAG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$1,268	$1,694	$0	$2,962	$(1,244)	$0	$(236)	$(1,480)

(j)

Securities with an aggregate market value of $575 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	87

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$922	$922
Swap Agreements	0	0	0	0	509	509

	$0	$0	$0	$0	$1,431	$1,431

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,268	$0	$1,268
Purchased Options	0	0	0	0	1,694	1,694

	$0	$0	$0	$1,268	$1,694	$2,962

	$0	$0	$0	$1,268	$3,125	$4,393

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,654	$1,654

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,244	$0	$1,244
Swap Agreements	0	236	0	0	0	236

	$0	$236	$0	$1,244	$0	$1,480

	$0	$236	$0	$1,244	$1,654	$3,134

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(6,684)	$(6,684)
Swap Agreements	0	(840)	0	0	(1,785)	(2,625)

	$0	$(840)	$0	$0	$(8,469)	$(9,309)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(642)	$0	$(642)
Purchased Options	0	0	0	0	(216)	(216)
Written Options	0	61	0	0	0	61
Swap Agreements	0	(55)	0	0	0	(55)

	$0	$6	$0	$(642)	$(216)	$(852)

	$0	$(834)	$0	$(642)	$(8,685)	$(10,161)

88	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(7,521)	$(7,521)
Swap Agreements	0	769	0	0	7,577	8,346

	$0	$769	$0	$0	$56	$825

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$26	$0	$26
Purchased Options	0	0	0	0	909	909
Written Options	0	(58)	0	0	0	(58)
Swap Agreements	0	43	0	0	0	43

	$0	$(15)	$0	$26	$909	$920

	$0	$754	$0	$26	$965	$1,745

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,206	$0	$5,206
Corporate Bonds & Notes
Banking & Finance	0	356,765	1,963	358,728
Industrials	0	207,850	0	207,850
Utilities	0	82,191	0	82,191
U.S. Government Agencies	0	388,400	0	388,400
U.S. Treasury Obligations	0	2,904	0	2,904
Non-Agency Mortgage-Backed Securities	0	52,191	0	52,191
Asset-Backed Securities
Automobile ABS Other	0	860	0	860
Automobile Sequential	0	61,323	0	61,323
CMBS Other	0	10,492	0	10,492
Credit Card Bullet	0	15,497	0	15,497
Credit Card Other	0	4,307	0	4,307
Home Equity Other	0	7,308	0	7,308
Whole Loan Collateral	0	633	0	633
Other ABS	0	195,591	6,800	202,391
Sovereign Issues	0	24,287	0	24,287
Short-Term Instruments
Commercial Paper	0	106,240	0	106,240

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Short-Term Notes	$0	$113	$0	$113
U.S. Treasury Bills	0	283	0	283

Total Investments	$0	$1,522,441	$8,763	$1,531,204

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,431	0	1,431
Over the counter	0	2,962	0	2,962

	$0	$4,393	$0	$4,393

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,654)	0	(1,654)
Over the counter	0	(1,480)	0	(1,480)

	$0	$(3,134)	$0	$(3,134)

Total Financial Derivative Instruments	$0	$1,259	$0	$1,259

Totals	$0	$1,523,700	$8,763	$1,532,463

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	89

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.6%

CORPORATE BONDS & NOTES 53.2%

BANKING & FINANCE 38.5%

ABN AMRO Bank NV
4.639% (SOFRINDX + 1.000%) due 12/03/2028 ~		$400	$402
6.339% due 09/18/2027 •		1,700	1,706

AEGON Funding Co. LLC
5.500% due 04/16/2027		2,000	2,013

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		1,000	994

American Honda Finance Corp.
4.358% due 08/13/2027 •		900	901
4.900% due 03/12/2027		1,709	1,715

American Tower Corp.
3.375% due 10/15/2026		142	142
3.650% due 03/15/2027		1,682	1,673

American Tower Trust
5.490% due 03/15/2053		800	807

Aon North America, Inc.
5.125% due 03/01/2027		2,375	2,384

Athene Global Funding
4.505% (SOFRINDX + 0.830%) due 01/07/2027 ~		1,200	1,202

Aviation Capital Group LLC
4.750% due 04/14/2027		375	375

Banco Santander SA
1.722% due 09/14/2027 •		1,000	994

Bank of America Corp.
1.734% due 07/22/2027 •		1,000	999

Bank of Montreal
4.309% due 06/01/2027	CAD	1,300	927
4.567% due 09/10/2027 •		$1,000	1,000

Barclays PLC
2.279% due 11/24/2027 •		1,000	991
5.674% due 03/12/2028 •		1,000	1,008

BNP Paribas SA
2.591% due 01/20/2028 •		300	297

BPCE SA
2.045% due 10/19/2027 •		2,000	1,985
3.500% due 10/23/2027		1,000	987

Canadian Imperial Bank of Commerce
4.297% due 06/26/2028 •		900	901
4.950% due 06/29/2027	CAD	1,100	789

Citadel LP
4.875% due 01/15/2027		$900	899

Cooperatieve Rabobank UA
3.649% due 04/06/2028 •		2,900	2,882

Corebridge Financial, Inc.
3.650% due 04/05/2027		1,072	1,065

Danske Bank AS
4.298% due 04/01/2028 •		1,000	999
5.427% due 03/01/2028 •		1,000	1,006

Deutsche Bank AG
2.311% due 11/16/2027 •		500	496
7.146% due 07/13/2027 •		1,000	1,001

Equitable Financial Life Global Funding
1.300% due 07/12/2026		2,142	2,140

Ford Motor Credit Co. LLC
4.271% due 01/09/2027		400	399
5.800% due 03/05/2027		500	503
5.850% due 05/17/2027		1,538	1,550

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,200	1,191
2.640% due 02/24/2028 •		1,000	988
4.937% due 04/23/2028 •		400	401

HSBC Holdings PLC
4.041% due 03/13/2028 •		700	698
5.597% due 05/17/2028 •		500	504

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		500	495
4.323% due 04/26/2028 •		1,000	998
6.070% due 10/22/2027 •		1,500	1,507

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •		$2,000	$1,993

Mizuho Financial Group, Inc.
1.554% due 07/09/2027 •		539	539

Morgan Stanley
4.210% due 04/20/2028 •		1,000	998
5.652% due 04/13/2028 •		1,800	1,816

NatWest Group PLC
3.073% due 05/22/2028 •		200	197

NatWest Markets PLC
4.528% (SOFRRATE + 0.900%) due 05/17/2027 ~		500	502

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		2,000	1,997

Nordea Bank Abp
4.113% (SOFRRATE + 0.480%) due 05/22/2028 ~		1,000	1,000

Norinchukin Bank
1.284% due 09/22/2026		2,100	2,085
4.867% due 09/14/2027		1,000	1,002

PNC Financial Services Group, Inc.
5.102% due 07/23/2027 •		2,000	2,001

Reliance Standard Life Global Funding II
1.512% due 09/28/2026		948	941

Royal Bank of Canada
4.612% due 07/26/2027	CAD	2,400	1,721
5.069% due 07/23/2027 •		$500	500

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,000	989

SBA Tower Trust
1.840% due 04/15/2027		1,175	1,150
2.328% due 07/15/2052		1,000	963

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026		1,000	992

Societe Generale SA
5.250% due 02/19/2027		600	603

Standard Chartered PLC
6.187% due 07/06/2027 •		500	500

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		1,000	983

Sumisho Air Lease Corp.
1.875% due 08/15/2026		2,100	2,093

Toronto-Dominion Bank
4.210% due 06/01/2027	CAD	2,200	1,568
4.213% (SOFRRATE + 0.580%) due 01/13/2028 ~		$1,000	1,002

U.S. Bancorp
6.787% due 10/26/2027 •		1,000	1,007

U.S. Bank NA
4.507% due 10/22/2027 •		1,000	1,000

UBS Group AG
1.494% due 08/10/2027 •		1,000	997
4.703% due 08/05/2027 •		1,500	1,500

WEA Finance LLC
2.875% due 01/15/2027		1,000	990

Wells Fargo & Co.
3.526% due 03/24/2028 •		500	496

Weyerhaeuser Co.
7.350% due 07/01/2026		1,000	1,000
7.850% due 07/01/2026		1,440	1,440

			81,479

INDUSTRIALS 13.0%

Berry Global, Inc.
1.650% due 01/15/2027		215	212

Bio-Rad Laboratories, Inc.
3.300% due 03/15/2027		476	472

Campbell’s Co.
5.200% due 03/19/2027		245	247

Chanel Ceres PLC
0.500% due 07/31/2026	EUR	1,500	1,710

Conagra Brands, Inc.
5.300% due 10/01/2026		$2,000	2,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Denso Corp.
1.239% due 09/16/2026		$222	$220

Element Fleet Management Corp.
5.643% due 03/13/2027		1,200	1,208

Eli Lilly & Co.
3.981% (SOFRINDX + 0.350%) due 05/20/2028 ~		1,000	1,000

Fidelity National Information Services, Inc.
4.450% due 03/10/2028		500	498

Fiserv, Inc.
3.200% due 07/01/2026		104	104

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026		1,500	1,481

HCA, Inc.
4.500% due 02/15/2027		500	500

Hyundai Capital America
4.552% (SOFRRATE + 0.920%) due 01/07/2028 ~		1,000	1,003

Illumina, Inc.
4.650% due 09/09/2026		1,000	1,000

JDE Peet’s NV
1.375% due 01/15/2027		2,404	2,360

Kraft Heinz Foods Co.
3.875% due 05/15/2027		100	100

NTT Finance Corp.
4.567% due 07/16/2027		700	701
4.741% due 03/31/2028 (a)		1,000	1,001
5.104% due 07/02/2027		200	201

Pennsylvania-American Water Co.
7.800% due 09/01/2026		1,000	1,005

Renesas Electronics Corp.
2.170% due 11/25/2026		1,814	1,797

Rogers Communications, Inc.
3.650% due 03/31/2027	CAD	1,400	991

Smith & Nephew PLC
5.150% due 03/20/2027		$1,625	1,631

Southwest Airlines Co.
5.125% due 06/15/2027		2,000	2,009

Synopsys, Inc.
4.550% due 04/01/2027		500	501

TD SYNNEX Corp.
1.750% due 08/09/2026		178	178

Telefonica Emisiones SA
4.103% due 03/08/2027		2,150	2,142

Toyota Credit Canada, Inc.
4.420% due 06/28/2027	CAD	1,900	1,359

			27,636

UTILITIES 1.7%

ENEL Finance International NV
1.625% due 07/12/2026		$1,700	1,698

Eversource Energy
2.900% due 03/01/2027		1,000	990

KeySpan Gas East Corp.
2.742% due 08/15/2026		940	938

			3,626

Total Corporate Bonds & Notes (Cost $112,813)			112,741

U.S. GOVERNMENT AGENCIES 17.5%

Federal Home Loan Mortgage Corp.
2.500% due 10/01/2029		1,911	1,884

Federal Home Loan Mortgage Corp. REMICS
4.307% due 01/15/2054 •		370	368
4.528% due 09/25/2054 - 03/25/2055 •		1,160	1,168
4.568% due 11/25/2054 •		1,995	2,011
4.578% due 03/25/2055 - 04/25/2055 •		1,379	1,391
4.628% due 02/25/2055 - 08/25/2055 •		1,996	2,016
4.650% due 07/25/2056 •		2,100	2,103
4.778% due 11/25/2054 - 01/25/2055 •		1,240	1,249

90	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.828% due 01/25/2055 - 02/25/2055 •	$290	$293
4.878% due 05/25/2054 •	412	418
4.928% due 03/25/2055 •	387	390
5.128% due 07/25/2055 •	1,926	1,953

Federal National Mortgage Association
2.500% due 06/01/2029	2,366	2,332
3.500% due 01/01/2028	330	328
4.960% due 07/01/2028	1,486	1,498

Federal National Mortgage Association REMICS
4.114% due 08/25/2044 •	472	468
4.242% due 05/25/2046 •	168	167
4.528% due 09/25/2054 •	1,904	1,913
4.578% due 11/25/2053 - 03/25/2055 •	591	596
4.628% due 05/25/2055 •	197	198
4.678% due 05/25/2055 •	176	179
4.728% due 06/25/2054 - 01/25/2055 •	911	918
4.828% due 12/25/2053 - 02/25/2055 •	514	519
4.878% due 02/25/2055 •	110	111
5.128% due 06/25/2055 •	2,056	2,088

Federal National Mortgage Association-ACES
2.634% due 12/25/2026 ~	1,162	1,152
2.961% due 02/25/2027 ~	675	669

Government National Mortgage Association REMICS
3.000% due 06/20/2051 •	905	793
4.276% due 10/20/2062 •	172	172
4.309% due 08/20/2075 •	1,442	1,447
4.339% due 02/20/2073 •	694	699
4.411% due 02/20/2064 •	560	561
4.459% due 04/20/2054 •	755	758
4.491% due 12/20/2068 •	560	564
4.506% due 03/20/2067 •	427	429
4.559% due 12/20/2055 •	981	984
4.594% due 11/20/2066 •	194	196
4.709% due 05/20/2073 •	223	226
5.109% due 09/20/2071 •	1,908	1,941

Total U.S. Government Agencies (Cost $37,142)		37,150

U.S. TREASURY OBLIGATIONS 4.2%

U.S. Treasury Notes
3.875% due 03/31/2028	7,000	6,967
4.000% due 05/31/2028	2,000	1,994

Total U.S. Treasury Obligations (Cost $9,007)		8,961

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

Government National Mortgage Association REMICS
4.379% due 09/20/2075 •	984	993
4.389% due 10/20/2075 •	980	988

OBX Trust
2.305% due 11/25/2061 ~	468	420
3.783% due 01/25/2062 þ	343	331

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	45	43

Towd Point Mortgage Trust
3.750% due 05/25/2058 ~	153	151

Total Non-Agency Mortgage-Backed Securities (Cost $2,985)		2,926

ASSET-BACKED SECURITIES 13.1%

AUTOMOBILE ABS OTHER 1.8%

CarMax Auto Owner Trust
4.043% due 08/15/2029 •	700	701

Nissan Auto Lease Trust
4.043% due 05/15/2028 •	1,000	1,001

Nissan Auto Receivables Owner Trust
4.023% due 03/15/2029 •	1,000	1,002

Stellantis Financial Underwritten Enhanced Lease Trust
0.000% due 03/20/2029 •(a)	1,000	1,001

Toyota Lease Owner Trust
4.019% due 07/20/2027 •	28	28

		3,733

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUTOMOBILE SEQUENTIAL 4.1%

ARI Fleet Lease Trust
5.540% due 04/15/2033		$251	$252

BMW Vehicle Owner Trust
5.470% due 02/25/2028		171	172

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028		82	82

CarMax Auto Owner Trust
4.110% due 08/15/2029		300	299

Carvana Auto Receivables Trust
4.400% due 08/10/2029		1,000	999
5.620% due 01/10/2029		292	293

Chase Auto Owner Trust
5.680% due 01/25/2029		599	602

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	165	117

Ford Auto Securitization Trust II Asset-Backed Notes
2.933% due 05/15/2028		852	601

LAD Auto Receivables Trust
5.610% due 08/15/2028		$93	93

M&T Bank Auto Receivables Trust
4.330% due 07/16/2029		1,000	1,000

Mercedes-Benz Auto Receivables Trust
4.800% due 04/16/2029		793	795

PenFed Auto Receivables Owner Trust
4.320% due 06/15/2029		500	500

Stellantis Financial Underwritten Enhanced Lease Trust
4.390% due 03/20/2029 (a)		1,200	1,202

Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028		1,093	1,092

Toyota Auto Receivables Owner Trust
5.330% due 01/16/2029		665	669

			8,768

CREDIT CARD BULLET 0.4%

CARDS II Trust
4.227% due 04/15/2031 •		800	803

CREDIT CARD OTHER 2.0%

Golden Credit Card Trust
1.140% due 08/15/2028		2,100	2,093

Trillium Credit Card Trust II
4.218% due 09/26/2030 •		1,000	1,002
4.226% due 03/26/2031 •		1,100	1,102

			4,197

OTHER ABS 4.8%

Apidos CLO XI
4.920% due 04/17/2034 •		600	601

College Avenue Student Loans LLC
4.963% due 12/26/2047 •		307	308

Commonbond Student Loan Trust
1.980% due 08/25/2050		761	685
3.560% due 09/25/2045		310	297

DLLAA LLC
4.700% due 10/20/2027		300	301

Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		522	522

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027		109	109

HPEFS Equipment Trust
4.070% due 11/22/2032		1,200	1,199

Mountain View CLO LLC
4.549% due 04/14/2033 •		958	958

Navient Education Loan Trust
4.860% due 09/15/2056		985	981

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		557	506
1.310% due 01/15/2069		59	56
2.400% due 10/15/2068		51	49
2.600% due 08/15/2068		369	356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.640% due 05/15/2068	$62	$62
3.130% due 02/15/2068	180	178
4.740% due 04/15/2069 •	135	134

Navient Refinance Loan Trust
4.800% due 10/15/2055	403	402

Nelnet Student Loan Trust
4.909% due 02/21/2061 •	903	904

Northwoods Capital XIV-B Ltd.
4.894% due 11/13/2031 •	341	341

SMB Private Education Loan Trust
1.600% due 09/15/2054	327	310
4.540% due 01/15/2053 •	456	454
5.380% due 01/15/2053	418	419

		10,132

Total Asset-Backed Securities (Cost $27,780)		27,633

SHORT-TERM INSTRUMENTS 11.2%

CERTIFICATES OF DEPOSIT 0.7%

Banco Itau Chile
4.150% due 08/12/2026	1,500	1,500

COMMERCIAL PAPER 10.5%

Autoliv, Inc.
4.070% due 08/25/2026	300	298

Campbell’s Co.
4.270% due 09/28/2026	400	396

CBRE Services, Inc.
4.040% due 07/15/2026	700	699
4.050% due 07/15/2026	500	499
4.050% due 07/17/2026	900	898

Clorox Co.
4.090% due 07/08/2026	300	300
4.100% due 07/13/2026	400	399

Constellation Energy Generation LLC
4.100% due 07/01/2026	3,100	3,100

E.ON SE
4.507% due 07/06/2026	250	250

eBay, Inc.
4.060% due 08/24/2026	3,100	3,081

Fidelity National Information Services, Inc.
4.000% due 07/21/2026	1,800	1,796

Global Payments, Inc.
4.220% due 07/01/2026	3,100	3,100

HCA, Inc.
4.220% due 07/14/2026	900	899
4.270% due 08/11/2026	900	895
4.270% due 08/17/2026	800	795
4.330% due 07/27/2026	300	299

Keurig Dr. Pepper, Inc.
4.300% due 07/06/2026	700	700
4.350% due 07/17/2026	1,400	1,397
4.380% due 07/16/2026	1,000	998

Southern California Edison Co.
4.380% due 07/13/2026	500	499

TELUS Corp.
4.260% due 10/07/2026	400	395
4.280% due 07/29/2026	500	498

		22,191

Total Short-Term Instruments (Cost $23,694)		23,691

Total Investments in Securities (Cost $213,421)		213,102

Total Investments 100.6% (Cost $213,421)		$213,102

Financial Derivative Instruments (b) 0.1% (Cost or Premiums, net $0)		258

Other Assets and Liabilities, net (0.7)%		(1,536)

Net Assets 100.0%		$211,824

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	91

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	07/2026		$7,820	CAD	11,127	$26	$0
	08/2026	CAD	11,112		$7,820	0	(26)

MBC	07/2026		$226	CAD	317	0	(3)
	07/2026		5	JPY	788	0	0

SCX	07/2026	JPY	3,315		$20	0	0
	08/2026		$20	JPY	3,306	0	0

SOG	07/2026	CAD	11,755		$8,515	227	0
	07/2026	EUR	1,452		1,694	35	0
	07/2026		$1,652	EUR	1,452	7	0
	07/2026		16	JPY	2,531	0	0
	08/2026	CAD	310		$219	0	0
	08/2026	EUR	1,452		1,654	0	(8)

Total Forward Foreign Currency Contracts						$295	$(37)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
GLM	$26	$0	$0	$26	$(26)	$0	$0	$(26)	$0	$0	$0
MBC	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
SOG	269	0	0	269	(8)	0	0	(8)	261	(290)	(29)

Total Over the Counter	$295	$0	$0	$295	$(37)	$0	$0	$(37)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$295	$0	$295

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$37	$0	$37

92	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$318	$0	$318

	$0	$0	$0	$318	$5	$323

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$405	$0	$405

	$0	$0	$0	$405	$25	$430

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$81,479	$0	$81,479
Industrials	0	27,636	0	27,636
Utilities	0	3,626	0	3,626
U.S. Government Agencies	0	37,150	0	37,150
U.S. Treasury Obligations	0	8,961	0	8,961
Non-Agency Mortgage-Backed Securities	0	2,926	0	2,926
Asset-Backed Securities
Automobile ABS Other	0	3,733	0	3,733
Automobile Sequential	0	8,768	0	8,768
Credit Card Bullet	0	803	0	803
Credit Card Other	0	4,197	0	4,197
Other ABS	0	10,132	0	10,132
Short-Term Instruments
Certificates of Deposit	0	1,500	0	1,500
Commercial Paper	0	22,191	0	22,191

Total Investments	$0	$213,102	$0	$213,102

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026

Financial Derivative Instruments - Assets
Over the counter	$0	$295	$0	$295

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(37)	$0	$(37)

Total Financial Derivative Instruments	$0	$258	$0	$258

Totals	$0	$213,360	$0	$213,360

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	93

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.8%

CORPORATE BONDS & NOTES 62.2%

BANKING & FINANCE 39.3%

ABN AMRO Bank NV
4.425% (SOFRINDX + 0.750%) due 07/07/2028 ~	$2,000	$2,009
4.639% (SOFRINDX + 1.000%) due 12/03/2028 ~	34,300	34,440
4.988% due 12/03/2028 •	400	402
5.417% due 09/18/2027 •	95,095	95,387
6.339% due 09/18/2027 •	18,900	18,967

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	127,463	126,693
3.875% due 01/23/2028	510	504
6.100% due 01/15/2027	13,955	14,060
6.450% due 04/15/2027	45,082	45,664

Aircastle Ltd.
2.850% due 01/26/2028	4,400	4,269

American Express Co.
4.560% (SOFRRATE + 0.930%) due 07/26/2028 ~	2,171	2,180
4.600% (SOFRINDX + 0.970%) due 07/28/2027 ~	7,092	7,095
4.628% (SOFRINDX + 1.000%) due 02/16/2028 ~	1,181	1,185

American Honda Finance Corp.
4.257% due 12/11/2026 •	512	512
4.279% due 11/19/2027 •	15,273	15,256
4.354% (SOFRINDX + 0.720%) due 10/05/2026 ~	2,380	2,382
4.358% due 08/13/2027 •	83,700	83,786
4.368% due 03/08/2027 •	53,800	53,888
4.408% (SOFRRATE + 0.770%) due 03/12/2027 ~	2,506	2,511
4.502% (SOFRRATE + 0.870%) due 07/09/2027 ~	18,500	18,557
4.900% due 03/12/2027	9,094	9,123
5.250% due 07/07/2026	2,658	2,658

American Tower Corp.
1.450% due 09/15/2026	41,551	41,313
2.750% due 01/15/2027	8,371	8,293
3.125% due 01/15/2027	15,044	14,936
3.375% due 10/15/2026	25,122	25,054
3.550% due 07/15/2027	16,573	16,432
3.650% due 03/15/2027	30,440	30,274

Aon North America, Inc.
5.125% due 03/01/2027	9,779	9,816

Aozora Bank Ltd.
5.900% due 09/08/2026	2,165	2,171

Athene Global Funding
4.306% due 08/10/2026 •	17,500	17,506
4.505% (SOFRINDX + 0.830%) due 01/07/2027 ~	28,032	28,067
4.587% due 04/19/2027 •	12,000	12,021
4.847% (SOFRINDX + 1.210%) due 03/25/2027 ~	2,000	2,007
4.860% due 08/27/2026	4,685	4,688
4.950% due 01/07/2027	25,924	25,963

Aviation Capital Group LLC
1.950% due 09/20/2026	76,101	75,691
4.750% due 04/14/2027	8,227	8,237

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027	3,194	3,167

Banco Santander SA
1.722% due 09/14/2027 •	31,343	31,166
4.175% due 03/24/2028 •	2,900	2,892
4.250% due 04/11/2027	19,235	19,215
4.379% due 04/12/2028	3,000	2,989
4.752% (SOFRRATE + 1.120%) due 07/15/2028 ~	5,100	5,128
5.017% (SOFRRATE + 1.380%) due 03/14/2028 ~	4,597	4,621
5.294% due 08/18/2027	6,129	6,176
5.552% due 03/14/2028 •	14,994	15,092
5.588% due 08/08/2028	43,000	43,757

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
1.734% due 07/22/2027 •	$80,626	$80,504
2.551% due 02/04/2028 •	8,644	8,547
3.824% due 01/20/2028 •	8,895	8,864
4.600% (SOFRRATE + 0.970%) due 07/22/2027 ~	5,837	5,839
4.678% (SOFRRATE + 1.050%) due 02/04/2028 ~	27,529	27,604
4.988% (SOFRRATE + 1.350%) due 09/15/2027 ~	7,917	7,934

Bank of Montreal
4.518% (SOFRINDX + 0.880%) due 09/10/2027 ~	60,125	60,187
4.567% due 09/10/2027 •	10,000	10,002
4.700% due 09/14/2027	9,142	9,174

Banque Federative du Credit Mutuel SA
4.698% (SOFRINDX + 1.070%) due 02/16/2028 ~	1,500	1,513
5.088% due 01/23/2027	1,243	1,248
5.194% due 02/16/2028	1,500	1,516

Barclays Bank PLC
4.507% due 11/26/2027 •	10,000	10,036

Barclays PLC
2.279% due 11/24/2027 •	77,654	76,982
4.837% due 09/10/2028 •	9,887	9,905
5.128% (SOFRRATE + 1.490%) due 03/12/2028 ~	26,566	26,728
5.518% (SOFRRATE + 1.880%) due 09/13/2027 ~	29,775	29,861
5.674% due 03/12/2028 •	19,541	19,701
6.496% due 09/13/2027 •	30,750	30,866

BNP Paribas SA
1.904% due 09/30/2028 •	9,256	8,955
2.591% due 01/20/2028 •	14,907	14,750
3.500% due 11/16/2027	3,870	3,822

BPCE SA
2.045% due 10/19/2027 •	19,020	18,875
3.500% due 10/23/2027	40,250	39,722
4.750% due 07/19/2027	7,803	7,833
5.125% due 01/18/2028 (b)(d)	1,300	1,311
5.612% (SOFRINDX + 1.980%) due 10/19/2027 ~	3,450	3,465
6.612% due 10/19/2027 •	5,400	5,433

Canadian Imperial Bank of Commerce
4.297% due 06/26/2028 •	56,900	56,939
4.353% (SOFRRATE + 0.720%) due 01/13/2028 ~	27,377	27,422
4.438% (SOFRRATE + 0.800%) due 09/08/2028 ~	49,786	49,919
4.508% due 09/11/2027 •	629	629
4.568% (SOFRINDX + 0.930%) due 09/11/2027 ~	52,978	53,040
4.576% (SOFRRATE + 0.940%) due 06/28/2027 ~	27,906	28,068

Chiba Bank Ltd.
1.350% due 09/08/2026	650	647

Citibank NA
4.341% (SOFRRATE + 0.712%) due 11/19/2027 ~	4,720	4,725
4.876% due 11/19/2027 •	700	701

Citigroup, Inc.
3.070% due 02/24/2028 •	73,345	72,661
3.887% due 01/10/2028 •	23,271	23,194
4.643% due 05/07/2028 •	40,278	40,314
4.658% due 05/24/2028 •	23,525	23,546
4.915% (SOFRRATE + 1.280%) due 02/24/2028 ~	14,986	15,057

CNH Industrial Capital LLC
1.450% due 07/15/2026	3,222	3,218

CNO Global Funding
1.750% due 10/07/2026	13,306	13,212
5.875% due 06/04/2027	6,811	6,889

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	10,000	9,892
4.048% (SOFRINDX + 0.410%) due 06/09/2028 ~	34,000	34,010

Corebridge Financial, Inc.
3.650% due 04/05/2027	100,241	99,607

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Corebridge Global Funding
4.498% (SOFRRATE + 0.860%) due 12/15/2028 ~	$46,400	$46,258
4.937% due 09/25/2026 •	1,984	1,988

Credit Agricole SA
4.125% due 01/10/2027	2,866	2,862

Crown Castle, Inc.
1.050% due 07/15/2026	3,218	3,214
2.900% due 03/15/2027	32,777	32,425
4.000% due 03/01/2027	890	888

CubeSmart LP
3.125% due 09/01/2026	800	798

Danske Bank AS
1.549% due 09/10/2027 •	42,670	42,430
4.298% due 04/01/2028 •	26,639	26,609

DBS Group Holdings Ltd.
4.239% (SOFRRATE + 0.600%) due 03/21/2028 ~	34,500	34,603

Deutsche Bank AG
2.311% due 11/16/2027 •	54,628	54,178
2.552% due 01/07/2028 •	45,322	44,877
4.847% (SOFRRATE + 1.219%) due 11/16/2027 ~	2,346	2,349
5.706% due 02/08/2028 •	25,600	25,785
7.146% due 07/13/2027 •	97,164	97,244

DNB Bank ASA
1.605% due 03/30/2028 •	12,426	12,166

Equinix, Inc.
2.900% due 11/18/2026	2,563	2,548

Equitable America Global Funding
3.950% due 09/15/2027	10,014	9,931
4.348% (SOFRRATE + 0.710%) due 09/15/2027 ~	21,850	21,826

F&G Global Funding
2.300% due 04/11/2027	6,000	5,880
5.875% due 06/10/2027	7,340	7,413

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	25,170	25,116
4.125% due 08/17/2027	6,000	5,949
4.271% due 01/09/2027	34,456	34,359
4.950% due 05/28/2027	10,057	10,065
5.078% (SOFRRATE + 1.450%) due 11/05/2026 ~	1,400	1,403
5.125% due 11/05/2026	13,965	13,983
5.800% due 03/05/2027	31,616	31,784
5.850% due 05/17/2027	2,890	2,912

GA Global Funding Trust
2.250% due 01/06/2027	28,693	28,354
4.400% due 09/23/2027	50,000	49,799

GATX Corp.
3.250% due 09/15/2026	11,385	11,357
5.400% due 03/15/2027	2,117	2,129

General Motors Financial Co., Inc.
2.350% due 02/26/2027	11,373	11,221
4.000% due 10/06/2026	33,714	33,712
4.350% due 01/17/2027	45,330	45,291
4.684% (SOFRINDX + 1.050%) due 07/15/2027 ~	724	725
4.977% (SOFRINDX + 1.350%) due 05/08/2027 ~	9,150	9,198
5.000% due 04/09/2027	38,548	38,695
5.000% due 07/15/2027	10,077	10,135
5.350% due 07/15/2027	22,760	22,959
5.400% due 05/08/2027	28,928	29,154

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	19,822	19,712
1.948% due 10/21/2027 •	49,701	49,317
2.640% due 02/24/2028 •	61,763	61,024
3.615% due 03/15/2028 •	1,425	1,416
3.691% due 06/05/2028 •	26,200	25,981
4.458% (SOFRRATE + 0.820%) due 09/10/2027 ~	32,522	32,547
4.551% (SOFRRATE + 0.920%) due 10/21/2027 ~	16,300	16,323
4.755% (SOFRRATE + 1.120%) due 02/24/2028 ~	7,043	7,070

94	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.920% (SOFRRATE + 1.290%) due 04/23/2028 ~	$1,817	$1,828
4.937% due 04/23/2028 •	6,151	6,169
5.682% (US0003M + 1.750%) due 10/28/2027 ~	11,015	11,071

HSBC Holdings PLC
2.013% due 09/22/2028 •	4,750	4,603
4.041% due 03/13/2028 •	37,847	37,712
4.668% (SOFRRATE + 1.040%) due 11/19/2028 ~	9,700	9,749
4.755% due 06/09/2028 •	126,842	127,015
5.197% (SOFRRATE + 1.570%) due 08/14/2027 ~	1,000	1,001
5.597% due 05/17/2028 •	24,554	24,770
5.887% due 08/14/2027 •	44,857	44,923

HSBC USA, Inc.
4.609% (SOFRRATE + 0.970%) due 06/03/2028 ~	520	524

ING Groep NV
3.950% due 03/29/2027	3,408	3,402
4.017% due 03/28/2028 •	2,000	1,993
5.198% (SOFRINDX + 1.560%) due 09/11/2027 ~	36,466	36,554
6.083% due 09/11/2027 •	2,772	2,780

International Bank for Reconstruction & Development
3.948% (SOFRINDX + 0.310%) due 09/23/2026 ~	115,000	115,049

Intesa Sanpaolo SpA
3.875% due 07/14/2027	24,116	23,959

Jackson Financial, Inc.
5.170% due 06/08/2027	6,131	6,156

Jackson National Life Global Funding
4.528% due 06/09/2027 •	50,342	50,468
4.900% due 01/13/2027	23,100	23,144

JPMorgan Chase & Co.
1.470% due 09/22/2027 •	1,500	1,490
3.782% due 02/01/2028 •	7,515	7,485
4.323% due 04/26/2028 •	83,000	82,862
4.402% (SOFRRATE + 0.765%) due 09/22/2027 ~	20,725	20,741
4.550% (SOFRRATE + 0.920%) due 04/22/2028 ~	34,238	34,363
4.560% (SOFRRATE + 0.930%) due 07/22/2028 ~	6,402	6,431
4.815% (SOFRRATE + 1.180%) due 02/24/2028 ~	25,122	25,232
4.830% (SOFRRATE + 1.200%) due 01/23/2028 ~	19,360	19,453
5.040% due 01/23/2028 •	28,852	28,945
5.571% due 04/22/2028 •	39,409	39,743
6.070% due 10/22/2027 •	28,700	28,841

KeyCorp
2.250% due 04/06/2027	14,675	14,436

Lloyds Banking Group PLC
4.692% (SOFRINDX + 1.060%) due 11/26/2028 ~	7,428	7,466
5.087% due 11/26/2028 •	2,700	2,719
5.188% (SOFRINDX + 1.560%) due 08/07/2027 ~	36,052	36,094
5.215% (SOFRINDX + 1.580%) due 01/05/2028 ~	12,203	12,272
5.462% due 01/05/2028 •	21,266	21,376
5.985% due 08/07/2027 •	74,188	74,303

Lseg U.S. Fin Corp.
4.875% due 03/28/2027	2,207	2,214

Macquarie Group Ltd.
4.557% (SOFRRATE + 0.920%) due 09/23/2027 ~	13,595	13,610

Marsh & McLennan Cos., Inc.
4.327% (SOFRINDX + 0.700%) due 11/08/2027 ~	2,005	2,014

MassMutual Global Funding II
4.290% (SOFRRATE + 0.660%) due 01/22/2029 ~	13,100	13,095

Mastercard, Inc.
4.028% (SOFRINDX + 0.390%) due 06/08/2028 ~	38,800	38,812

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mirae Asset Securities Co. Ltd.
6.875% due 07/26/2026	$3,366	$3,369

Mitsubishi UFJ Financial Group, Inc.
1.538% due 07/20/2027 •	23,550	23,514
1.640% due 10/13/2027 •	845	838
4.080% due 04/19/2028 •	12,431	12,389

Mizuho Financial Group, Inc.
1.554% due 07/09/2027 •	6,200	6,196

Morgan Stanley
1.512% due 07/20/2027 •	67,885	67,775
4.210% due 04/20/2028 •	31,742	31,680
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~	7,850	7,875
5.652% due 04/13/2028 •	18,641	18,803

Morgan Stanley Bank NA
4.319% (SOFRRATE + 0.685%) due 10/15/2027 ~	44,884	44,913
4.713% (SOFRRATE + 1.080%) due 01/14/2028 ~	9,913	9,946
4.952% due 01/14/2028 •	3,948	3,958

Morgan Stanley Private Bank NA
4.403% (SOFRRATE + 0.770%) due 07/06/2028 ~	68,288	68,405

National Bank of Canada
4.050% due 09/30/2027	14,900	14,798
4.166% due 01/20/2029 •	19,800	19,673
4.373% due 04/30/2028 •	42,952	42,877
4.665% (SOFRINDX + 1.030%) due 07/02/2027 ~	13,190	13,190

Nationwide Building Society
2.972% due 02/16/2028 •	27,890	27,608
4.918% (SOFRRATE + 1.290%) due 02/16/2028 ~	20,942	21,032
6.557% due 10/18/2027 •	26,511	26,663

NatWest Group PLC
3.073% due 05/22/2028 •	14,300	14,120
4.927% (SOFRRATE + 1.300%) due 11/15/2028 ~	1,800	1,815
5.583% due 03/01/2028 •	7,400	7,454

NatWest Markets PLC
4.528% (SOFRRATE + 0.900%) due 05/17/2027 ~	38,928	39,090
4.587% (SOFRRATE + 0.950%) due 03/21/2028 ~	9,820	9,886
4.789% due 03/21/2028	5,000	5,023

Nomura Holdings, Inc.
2.329% due 01/22/2027	11,517	11,388
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~	28,837	29,064
5.386% due 07/06/2027	3,615	3,648
5.594% due 07/02/2027	8,600	8,698
5.842% due 01/18/2028	9,000	9,161

Nordea Bank Abp
4.113% (SOFRRATE + 0.480%) due 05/22/2028 ~	59,300	59,328

Old Republic International Corp.
3.875% due 08/26/2026	3,810	3,806

Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027	10,002	9,963

ORIX Corp.
3.700% due 07/18/2027	16,658	16,523
3.950% due 01/19/2027	15,080	15,043

Pacific Life Global Funding II
4.230% (SOFRRATE + 0.600%) due 01/27/2028 ~	41,040	41,101

PNC Bank NA
4.361% (SOFRRATE + 0.730%) due 07/21/2028 ~	4,000	4,009

PNC Financial Services Group, Inc.
4.250% (SOFRRATE + 0.620%) due 01/26/2029 ~	400	400
5.300% due 01/21/2028 •	3,560	3,575

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	5,388	5,385

RGA Global Funding
2.000% due 11/30/2026	9,000	8,913

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Canada
4.352% (SOFRINDX + 0.720%) due 10/18/2027 ~	$56,828	$56,889
4.420% (SOFRINDX + 0.790%) due 07/23/2027 ~	65,628	65,644
4.456% (SOFRINDX + 0.820%) due 03/27/2028 ~	32,750	32,842
4.492% (SOFRINDX + 0.860%) due 10/18/2028 ~	5,554	5,574
5.069% due 07/23/2027 •	11,535	11,541

Sammons Financial Group Global Funding
4.489% due 09/02/2027 •	43,800	43,831

Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,407	8,384

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	10,391	10,272

SBA Tower Trust
1.631% due 05/15/2051	11,180	11,065
1.840% due 04/15/2027	5,440	5,322
2.328% due 07/15/2052	2,057	1,981

Scentre Group Trust 1/Scentre Group Trust 2
3.750% due 03/23/2027	1,849	1,838

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	17,326	17,193

Societe Generale SA
2.797% due 01/19/2028 •	34,725	34,393
2.797% due 01/19/2028 •(b)	2,400	2,377
4.000% due 01/12/2027	500	499
4.729% due 02/19/2027 •	26,980	27,084
5.250% due 02/19/2027	41,332	41,537
5.292% due 01/19/2028 •	18,265	18,373
5.519% due 01/19/2028 •	24,979	25,103

Standard Chartered PLC
4.798% (SOFRRATE + 1.170%) due 05/14/2028 ~	51,119	51,382
5.657% (SOFRRATE + 2.030%) due 02/08/2028 ~	5,250	5,294
5.688% due 05/14/2028 •	9,839	9,933
6.187% due 07/06/2027 •	39,717	39,725
6.750% due 02/08/2028 •	5,560	5,630

Sumisho Air Lease Corp.
1.875% due 08/15/2026	143,240	142,783
3.625% due 04/01/2027	8,932	8,867

Sumitomo Mitsui Trust Bank Ltd.
4.618% (SOFRRATE + 0.980%) due 09/10/2027 ~	11,343	11,423

Synchrony Financial
3.700% due 08/04/2026	13,747	13,728

Temasek Financial I Ltd.
4.008% (SOFRRATE + 0.380%) due 08/20/2027 ~	68,100	68,255

Toronto-Dominion Bank
4.213% (SOFRRATE + 0.580%) due 01/13/2028 ~	70,000	70,161
4.861% due 01/31/2028	10,748	10,800

Toyota Motor Credit Corp.
4.083% (SOFRINDX + 0.450%) due 01/12/2028 ~	30,200	30,204

U.S. Bancorp
2.215% due 01/27/2028 •	16,900	16,687
4.548% due 07/22/2028 •	7,450	7,452
6.787% due 10/26/2027 •	29,795	30,015

U.S. Bank NA
4.320% (SOFRRATE + 0.690%) due 10/22/2027 ~	22,720	22,739
4.538% (SOFRRATE + 0.910%) due 05/15/2028 ~	10,798	10,832
4.730% due 05/15/2028 •	11,937	11,966

UBS Group AG
1.494% due 08/10/2027 •	5,000	4,983
4.253% due 03/23/2028	4,250	4,230
4.282% due 01/09/2028	20,700	20,612
4.703% due 08/05/2027 •	18,899	18,899
4.751% due 05/12/2028 •	20,000	20,043
6.327% due 12/22/2027 •	28,044	28,281

UniCredit SpA
4.625% due 04/12/2027	1,515	1,518

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	95

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Overseas Bank Ltd.
4.216% (SOFRINDX + 0.580%) due 04/02/2028 ~	$64,500	$64,700

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027	2,329	2,315
4.250% due 12/01/2026	6,747	6,735
4.500% due 09/01/2026	1,780	1,779
5.750% due 02/01/2027	4,425	4,437

WEA Finance LLC
2.875% due 01/15/2027	4,750	4,704

Wells Fargo & Co.
3.526% due 03/24/2028 •	50,000	49,639
3.584% due 05/22/2028 •	84,702	84,004
4.410% (SOFRRATE + 0.780%) due 01/24/2028 ~	30,428	30,484
4.700% (SOFRRATE + 1.070%) due 04/22/2028 ~	26,990	27,108
4.900% due 01/24/2028 •	39,899	39,993
5.707% due 04/22/2028 •	28,596	28,857

Willis North America, Inc.
4.650% due 06/15/2027	8,234	8,242

WP Carey, Inc.
4.250% due 10/01/2026	2,205	2,204

		6,484,176

INDUSTRIALS 16.7%

Alcon Finance Corp.
2.750% due 09/23/2026	8,040	8,010

Amphenol Corp.
3.900% due 11/15/2028	2,600	2,569

Anglo American Capital PLC
4.750% due 04/10/2027	1,800	1,804

Ashtead Capital, Inc.
1.500% due 08/12/2026	4,675	4,658

Autodesk, Inc.
3.500% due 06/15/2027	19,526	19,332

Bacardi Ltd.
2.750% due 07/15/2026	32,357	32,334

BAT Capital Corp.
3.557% due 08/15/2027	50,725	50,241
4.700% due 04/02/2027	8,494	8,511

Baxter International, Inc.
1.915% due 02/01/2027	9,690	9,531

Bayer U.S. Finance LLC
6.125% due 11/21/2026	39,120	39,326

BMW U.S. Capital LLC
4.150% due 08/11/2027	28,600	28,521
4.337% (SOFRRATE + 0.710%) due 08/11/2027 ~	58,767	58,951
4.428% (SOFRRATE + 0.790%) due 03/17/2028 ~	54,775	55,050
4.548% (SOFRINDX + 0.920%) due 08/13/2027 ~	19,177	19,271
4.557% (SOFRINDX + 0.920%) due 03/21/2028 ~	5,475	5,511

Boeing Co.
2.700% due 02/01/2027	10,780	10,664
2.800% due 03/01/2027	16,129	15,957
5.040% due 05/01/2027	102,798	103,105
6.259% due 05/01/2027	1,980	2,007

Campbell’s Co.
5.200% due 03/19/2027	17,109	17,218

Canadian Natural Resources Ltd.
3.850% due 06/01/2027	10,994	10,937

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	97,091	97,343

Conagra Brands, Inc.
5.300% due 10/01/2026	62,008	62,171
7.125% due 10/01/2026	789	793

Constellation Brands, Inc.
3.500% due 05/09/2027	1,569	1,557
4.350% due 05/09/2027	1,689	1,689

Cox Communications, Inc.
3.350% due 09/15/2026	38,884	38,789

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSL Finance PLC
3.850% due 04/27/2027	$2,700	$2,686

CSX Corp.
3.250% due 06/01/2027	642	636

Daimler Truck Finance North America LLC
3.650% due 04/07/2027	19,116	19,013
4.300% due 08/12/2027	29,200	29,145
4.473% (SOFRRATE + 0.840%) due 01/13/2028 ~	2,070	2,075
4.597% (SOFRRATE + 0.960%) due 09/25/2027 ~	2,811	2,822

Deutsche Telekom International Finance BV
3.600% due 01/19/2027	3,078	3,065

Devon Energy Corp.
3.900% due 05/15/2027	14,253	14,158

Diamondback Energy, Inc.
5.200% due 04/18/2027	62,453	62,819

Element Fleet Management Corp.
5.643% due 03/13/2027	7,149	7,199

Eli Lilly & Co.
3.981% (SOFRINDX + 0.350%) due 05/20/2028 ~	55,800	55,809

Enbridge, Inc.
1.600% due 10/04/2026	3,251	3,228
4.250% due 12/01/2026	1,078	1,077
5.250% due 04/05/2027	13,744	13,823

Energy Transfer LP
3.900% due 07/15/2026	15,436	15,433
4.200% due 04/15/2027	8,178	8,162
4.400% due 03/15/2027	4,869	4,870
5.500% due 06/01/2027	79,134	79,665
6.050% due 12/01/2026	18,512	18,632

Fiserv, Inc.
2.250% due 06/01/2027	34,731	34,039
3.200% due 07/01/2026	2,342	2,342

Ford Motor Co.
4.346% due 12/08/2026	12,922	12,903

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	3,050	3,012

Glencore Funding LLC
4.000% due 03/27/2027	600	598
4.386% (SOFRINDX + 0.750%) due 10/01/2026 ~	6,525	6,532

Global Payments, Inc.
2.150% due 01/15/2027	17,200	16,980

Haleon U.S. Capital LLC
3.375% due 03/24/2027	33,830	33,587

HCA, Inc.
3.125% due 03/15/2027	10,809	10,710
4.500% due 02/15/2027	3,002	3,001

Hyatt Hotels Corp.
5.750% due 01/30/2027	3,900	3,923

Hyundai Capital America
1.650% due 09/17/2026	700	696
3.500% due 11/02/2026	6,337	6,319
4.552% (SOFRRATE + 0.920%) due 01/07/2028 ~	1,842	1,848
4.627% (SOFRRATE + 0.990%) due 03/25/2027 ~	48,920	49,074
4.667% (SOFRRATE + 1.030%) due 09/24/2027 ~	3,755	3,770
4.677% (SOFRRATE + 1.040%) due 03/19/2027 ~	19,365	19,425
4.677% (SOFRRATE + 1.040%) due 06/24/2027 ~	8,797	8,840
4.707% due 09/18/2028 •	2,434	2,446
4.757% (SOFRRATE + 1.120%) due 06/23/2027 ~	16,980	17,065
4.850% due 03/25/2027	9,200	9,229
4.850% due 03/25/2027 (b)	2,200	2,207
4.875% due 06/23/2027	5,440	5,462
5.131% (SOFRRATE + 1.500%) due 01/08/2027 ~	20,816	20,914
5.250% due 01/08/2027	6,066	6,092
5.300% due 03/19/2027	14,725	14,817
5.950% due 09/21/2026	12,004	12,044

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyundai Capital Services, Inc.
2.500% due 01/24/2027	$300	$297
5.125% due 02/05/2027	5,000	5,017

Illumina, Inc.
4.650% due 09/09/2026	15,532	15,538

Imperial Brands Finance PLC
3.500% due 07/26/2026	28,226	28,204
6.125% due 07/27/2027	40,085	40,709

Jabil, Inc.
4.250% due 05/15/2027	23,964	23,944

JDE Peet’s NV
1.375% due 01/15/2027	24,213	23,769

Keurig Dr. Pepper, Inc.
4.208% (SOFRRATE + 0.580%) due 11/15/2026 ~	39,091	39,089
4.518% (SOFRINDX + 0.880%) due 03/15/2027 ~	925	927
5.100% due 03/15/2027	19,000	19,064

Kia Corp.
1.750% due 10/16/2026	800	793
3.500% due 10/25/2027	13,670	13,493

Kinder Morgan, Inc.
1.750% due 11/15/2026	4,031	3,993

Kyndryl Holdings, Inc.
2.050% due 10/15/2026	6,270	6,227

Marathon Petroleum Corp.
5.125% due 12/15/2026	61,929	61,982

Mercedes-Benz Finance North America LLC
4.348% (SOFRRATE + 0.710%) due 03/10/2028 ~	12,245	12,260
4.478% (SOFRRATE + 0.850%) due 11/15/2027 ~	3,126	3,140
4.567% (SOFRRATE + 0.930%) due 03/31/2028 ~	15,100	15,171

Molson Coors Beverage Co.
3.000% due 07/15/2026	73,362	73,322

MPLX LP
4.125% due 03/01/2027	26,537	26,478

Northwest Pipeline LLC
4.000% due 04/01/2027	3,398	3,386

NTT Finance Corp.
4.372% due 07/27/2027	24,884	24,849
4.465% (SOFRRATE + 0.830%) due 06/20/2029 ~(a)	3,500	3,501
4.567% due 07/16/2027	32,241	32,274
4.620% due 07/16/2028	24,190	24,134
4.741% due 03/31/2028 (a)	22,200	22,216
5.104% due 07/02/2027	28,987	29,157

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027	1,395	1,381
4.400% due 06/01/2027	12,716	12,711

Occidental Petroleum Corp.
3.000% due 02/15/2027	2,022	2,008

Oracle Corp.
2.650% due 07/15/2026	17,073	17,060
2.800% due 04/01/2027	67,613	66,725

Penske Truck Leasing Co. LP/PTL Finance Corp.
3.400% due 11/15/2026	20,304	20,224
4.200% due 04/01/2027	13,500	13,455
5.350% due 01/12/2027	13,200	13,244

Qatarenergy LNG S3
6.332% due 09/30/2027	916	922

Renesas Electronics Corp.
2.170% due 11/25/2026	9,943	9,850

Rogers Communications, Inc.
2.900% due 11/15/2026	13,526	13,464
3.200% due 03/15/2027	45,399	44,984

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	6,421	6,436

RTX Corp.
5.750% due 11/08/2026	3,459	3,474

SK Hynix, Inc.
5.500% due 01/16/2027	11,873	11,935

Snap-on, Inc.
3.250% due 03/01/2027	4,292	4,262

96	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwest Airlines Co.
3.000% due 11/15/2026	$22,347	$22,242
5.125% due 06/15/2027	103,353	103,793

Spectra Energy Partners LP
3.375% due 10/15/2026	12,319	12,284

Synopsys, Inc.
4.550% due 04/01/2027	35,400	35,457

T-Mobile USA, Inc.
3.750% due 04/15/2027	7,609	7,571

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	4,250	4,226

TC PipeLines LP
3.900% due 05/25/2027	6,443	6,413

Telefonica Emisiones SA
4.103% due 03/08/2027	100,587	100,198

Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/2027	5,782	5,884

Transurban Finance Co. Pty. Ltd.
3.375% due 03/22/2027	21,580	21,405

Universal Health Services, Inc.
1.650% due 09/01/2026	2,063	2,055

VMware LLC
1.400% due 08/15/2026	93,018	92,667

Volkswagen Group of America Finance LLC
1.625% due 11/24/2027	1,900	1,822
3.200% due 09/26/2026	6,539	6,517
4.450% due 09/11/2027	2,000	1,994
4.697% (SOFRRATE + 1.060%) due 03/25/2027 ~	63,375	63,558
4.900% due 08/14/2026	599	599
4.950% due 03/25/2027	26,075	26,163
5.050% due 03/27/2028	4,743	4,764
5.300% due 03/22/2027	30,380	30,575
5.700% due 09/12/2026	2,256	2,261
6.000% due 11/16/2026	950	956

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026	3,400	3,387

Williams Cos., Inc.
3.750% due 06/15/2027	29,249	29,064

Woodside Finance Ltd.
3.700% due 09/15/2026	2,100	2,096

Workday, Inc.
3.500% due 04/01/2027	1,970	1,956

Zimmer Biomet Holdings, Inc.
4.700% due 02/19/2027	12,047	12,068

Zoetis, Inc.
3.000% due 09/12/2027	535	527

		2,755,613

UTILITIES 6.2%

Alliant Energy Finance LLC
5.400% due 06/06/2027	11,399	11,478

Ameren Corp.
5.700% due 12/01/2026	9,584	9,629

Arizona Public Service Co.
2.950% due 09/15/2027	5,199	5,111

CMS Energy Corp.
2.950% due 02/15/2027	1,005	994

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.150% due 08/15/2026	8,194	8,186

Columbia Pipelines Holding Co. LLC
6.055% due 08/15/2026	5,766	5,769

Constellation Energy Generation LLC
4.233% (SOFRRATE + 0.600%) due 01/08/2028 ~	67,362	67,432

Dominion Energy, Inc.
2.850% due 08/15/2026	8,649	8,632

Duke Energy Corp.
3.150% due 08/15/2027	5,830	5,748

Edison International
5.750% due 06/15/2027	31,215	31,413

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Americas SA
4.000% due 10/25/2026	$29,948	$29,894

ENEL Finance International NV
1.625% due 07/12/2026	62,725	62,665
3.625% due 05/25/2027	4,378	4,342
4.625% due 06/15/2027	5,226	5,234

Entergy Corp.
2.950% due 09/01/2026	51,148	51,042

Eversource Energy
1.400% due 08/15/2026	4,638	4,620
2.900% due 03/01/2027	13,109	12,979

Exelon Corp.
2.750% due 03/15/2027	1,668	1,650

Fells Point Funding Trust
3.046% due 01/31/2027	23,042	22,834

FirstEnergy Corp.
3.900% due 07/15/2027	28,309	28,153

Fortis, Inc.
3.055% due 10/04/2026	75,859	75,581

Georgia Power Co.
4.053% (SOFRINDX + 0.420%) due 11/22/2027 ~	82,000	82,186

National Rural Utilities Cooperative Finance Corp.
4.056% (SOFRINDX + 0.430%) due 08/09/2027 ~	36,103	36,113
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~	47,500	47,579
4.459% (SOFRRATE + 0.820%) due 09/16/2027 ~	4,055	4,073

NextEra Energy Capital Holdings, Inc.
4.625% due 07/15/2027	1,350	1,352
4.685% due 09/01/2027	18,000	18,046

ONEOK, Inc.
5.550% due 11/01/2026	330	331

Pacific Gas & Electric Co.
2.100% due 08/01/2027	56,196	54,730
3.300% due 12/01/2027	8,187	8,036
5.450% due 06/15/2027	25,565	25,765

Sempra
3.250% due 06/15/2027	4,200	4,151
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~	82,800	83,191

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	11,193	11,193

Southern California Edison Co.
4.400% due 09/06/2026	41,090	41,080
4.700% due 06/01/2027	39,411	39,413
4.875% due 02/01/2027	35,001	35,062

Southwestern Electric Power Co.
2.750% due 10/01/2026	7,127	7,101

TELUS Corp.
2.800% due 02/16/2027	9,154	9,058

Vistra Operations Co. LLC
3.700% due 01/30/2027	25,352	25,219
5.050% due 12/30/2026	15,862	15,886

Xcel Energy, Inc.
1.750% due 03/15/2027	12,819	12,586

		1,015,537

Total Corporate Bonds & Notes (Cost $10,254,908)		10,255,326

U.S. GOVERNMENT AGENCIES 13.3%

Federal Home Loan Mortgage Corp.
6.076% due 09/01/2037 •	624	648

Federal Home Loan Mortgage Corp. REMICS
1.000% due 08/15/2044	3,581	3,029
4.027% due 02/15/2037 •	326	323
4.084% due 05/15/2038 •	953	943
4.094% due 05/15/2041 •	888	878
4.114% due 03/15/2037 - 03/15/2043 •	13,178	12,950
4.127% due 04/15/2041 •	111	111
4.157% due 09/15/2048 - 04/15/2049 •	2,605	2,565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.164% due 12/15/2042 - 11/15/2044 •	$2,638	$2,635
4.184% due 06/15/2044 •	3,338	3,302
4.207% due 07/15/2039 •	14	14
4.214% due 12/15/2037 •	568	557
4.449% due 03/15/2050 •	22,330	22,149
4.478% due 10/25/2055 •	5,118	5,145
4.498% due 04/25/2055 •	71,413	71,605
4.528% due 07/25/2054 - 12/25/2055 •	63,623	63,964
4.558% due 05/25/2055 •	57,958	58,215
4.568% due 11/25/2054 •	161,313	162,636
4.578% due 03/25/2055 - 06/25/2056 •	190,107	190,817
4.608% due 02/25/2055 •	18,314	18,469
4.628% due 10/25/2052 - 08/25/2055 •	272,035	274,224
4.728% due 08/25/2054 - 07/25/2055 •	26,774	26,965
4.748% due 08/25/2054 •	8,156	8,234
4.778% due 12/25/2054 - 11/25/2055 •	160,366	161,498
4.828% due 01/25/2055 - 08/25/2055 •	41,634	42,123
4.878% due 05/25/2054 - 06/25/2055 •	65,207	65,949
5.028% due 03/25/2055 •	9,293	9,407
5.078% due 06/25/2055 •	14,705	14,905

Federal Home Loan Mortgage Corp. STRIPS
3.957% due 11/15/2036 •	1	1
4.114% due 10/15/2037 - 02/15/2038 •	3,523	3,489

Federal National Mortgage Association
5.984% due 01/01/2036 •	866	899
6.224% due 05/01/2038 •	114	118

Federal National Mortgage Association REMICS
2.000% due 12/25/2044	601	530
3.992% due 05/25/2037 •	7	6
4.027% due 01/25/2037 •	133	131
4.042% due 12/25/2045 •	1,019	1,010
4.064% due 06/25/2048 •	4,229	4,190
4.072% due 02/25/2037 •	13	13
4.084% due 08/25/2044 •	1,463	1,433
4.092% due 11/25/2036 •	21	21
4.114% due 08/25/2044 - 10/25/2044 •	4,900	4,858
4.121% due 04/18/2028 - 09/18/2031 •	7	7
4.152% due 09/25/2035 •	122	121
4.162% due 03/25/2037 •	88	88
4.164% due 07/25/2044 - 03/25/2060 •	11,201	11,054
4.192% due 02/25/2038 - 06/25/2059 •	4,060	4,007
4.214% due 07/25/2046 •	2,775	2,763
4.221% due 05/18/2032 •	10	10
4.242% due 06/25/2031 •	24	24
4.264% due 07/25/2046 •	1,674	1,648
4.271% due 03/18/2032 •	32	32
4.422% due 12/25/2037 •	161	162
4.442% due 05/25/2037 •	35	35
4.478% due 11/25/2054 •	18,364	18,451
4.492% due 03/25/2037 - 02/25/2040 •	33	33
4.522% due 02/25/2038 •	436	439
4.528% due 12/25/2053 - 08/25/2055 •	252,660	253,950
4.538% due 03/25/2055 •	9,046	9,110
4.578% due 01/25/2055 - 03/25/2055 •	16,848	16,990
4.592% due 07/25/2038 •	9	9
4.628% due 10/25/2054 - 11/25/2055 •	62,175	62,750
4.642% due 03/25/2032 •	3	3
4.678% due 10/25/2054 - 09/25/2055 •	18,833	19,016
4.728% due 06/25/2054 - 10/25/2055 •	91,517	92,036
4.778% due 07/25/2054 •	37,705	38,097
4.808% due 08/25/2055 •	2,123	2,137

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	97

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.828% due 12/25/2053 - 02/25/2055 •	$44,745	$45,259
4.878% due 02/25/2055 - 09/25/2055 •	16,830	17,003
4.928% due 08/25/2054 •	9,276	9,352
5.028% due 12/25/2054 •	533	539

Government National Mortgage Association
6.000% due 12/15/2033	5	5
6.500% due 11/15/2033 - 12/15/2033	5	6
7.000% due 01/15/2031 - 07/15/2032	3	2
7.500% due 09/15/2027 - 06/15/2028	3	3

Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049	2,003	1,777
3.000% due 07/20/2046	110	108
3.909% due 01/20/2068 •	418	417
4.061% due 09/20/2060 - 03/20/2068 •	2,960	2,947
4.091% due 10/20/2060 •	224	223
4.111% due 08/20/2058 •	45	45
4.131% due 11/20/2070 - 12/20/2070 •	14,050	14,045
4.141% due 12/20/2060 •	654	650
4.161% due 08/20/2070 - 11/20/2070 •	2,287	2,275
4.170% due 05/20/2063 •	32	32
4.204% due 03/20/2049 - 06/20/2049 •	10,254	10,119
4.231% due 06/20/2067 •	228	228
4.241% due 04/20/2065 •	33	33
4.261% due 03/20/2061 - 07/20/2067 •	919	919
4.276% due 10/20/2062 •	13	13
4.311% due 05/20/2065 •	3,753	3,757
4.337% due 10/20/2068 •	556	557
4.341% due 07/20/2062 •	75	75
4.354% due 09/20/2040 •	2,194	2,192
4.361% due 01/20/2062 - 05/20/2069 •	3,247	3,251
4.374% due 05/20/2041 •	4,243	4,243
4.384% due 10/20/2040 •	4,031	4,032
4.391% due 04/20/2065 •	1,601	1,605
4.404% due 05/20/2041 •	1,187	1,188
4.411% due 11/20/2064 - 10/20/2065 •	6,478	6,495
4.448% due 01/16/2040 •	1,517	1,523
4.459% due 12/20/2053 - 04/20/2054 •	41,766	41,886
4.461% due 04/20/2070 •	28,574	28,671
4.491% due 09/20/2063 - 12/20/2068 •	4,153	4,184
4.494% due 02/20/2040 •	1,366	1,373
4.509% due 06/20/2055 •	52,718	53,107
4.511% due 11/20/2065 - 02/20/2067 •	1,057	1,061
4.524% due 04/20/2040 •	2,832	2,848
4.539% due 01/20/2074 •	12,901	13,109
4.541% due 09/20/2066 •	196	197
4.554% due 03/20/2040 •	2,977	2,997
4.559% due 01/20/2054 - 09/20/2073 •	22,225	22,486
4.561% due 07/20/2066 •	386	388
4.591% due 08/20/2066 •	746	750
4.609% due 06/20/2055 •	1,583	1,600
4.647% due 06/20/2068 •	4,093	4,108
4.661% due 09/20/2069 •	621	627
4.681% due 07/20/2065 •	662	667
4.709% due 10/20/2055 - 05/20/2073 •	77,865	78,384
4.723% due 05/20/2060 - 06/20/2060 •	857	862
4.759% due 06/20/2055 - 07/20/2055 •	10,187	10,321
4.761% due 01/20/2066 - 12/20/2066 •	1,085	1,093
4.772% due 05/20/2060 •	339	343
4.809% due 08/20/2055 •	8,118	8,171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.811% due 02/20/2066 •	$1,602	$1,612
4.898% due 04/20/2067 •	380	383
4.927% due 08/20/2068 •	504	507
5.197% due 06/20/2067 •	1,641	1,658

Total U.S. Government Agencies (Cost $2,181,808)		2,192,242

U.S. TREASURY OBLIGATIONS 6.2%

U.S. Treasury Notes
4.125% due 05/31/2031 (f)(h)	1,023,900	1,020,300

Total U.S. Treasury Obligations (Cost $1,019,240)		1,020,300

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	6,927	6,332

Ashford Hospitality Trust
4.698% due 04/15/2035 •	267	267

Bear Stearns ARM Trust
3.803% due 08/25/2033 ~	123	120

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	18,765	15,968

CSMC Trust
5.590% due 10/15/2037 •	8,700	8,624

GCAT Trust
2.650% due 10/25/2068 ~	676	662
2.885% due 12/27/2066 ~	15,529	14,165

Government National Mortgage Association REMICS
4.309% due 10/20/2075 •	26,548	26,684
4.379% due 09/20/2075 •	13,830	13,958
4.389% due 10/20/2075 •	20,189	20,355

JP Morgan Chase Commercial Mortgage Securities Trust
5.240% due 09/15/2029 •	17,535	17,199

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ	3,001	3,005

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •	106	104

MF1
4.695% due 12/15/2034 •	2,700	2,688

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	158	156

Natixis Commercial Mortgage Securities Trust
4.840% due 08/15/2038 •	2,785	2,759

OBX Trust
3.783% due 01/25/2062 þ	30,651	29,537

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	1,070	1,040

Starwood Mortgage Trust
4.598% due 11/15/2036 •	17,200	17,180

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	8,304	7,957
3.750% due 03/25/2058 ~	5,703	5,530
4.763% due 10/25/2059 •	527	528

Verus Securitization Trust
0.820% due 10/25/2063 ~	1,188	1,157

VNDO Trust
4.033% due 01/10/2035 ~	8,875	8,864

Total Non-Agency Mortgage-Backed Securities (Cost $212,024)		204,839

ASSET-BACKED SECURITIES 13.0%

AUTOMOBILE ABS OTHER 3.8%

BofA Auto Trust
4.159% due 11/22/2027 •	1,434	1,434

CarMax Auto Owner Trust
3.963% due 08/15/2028	7,302	7,305
3.963% due 04/16/2029 •	22,500	22,516
4.003% due 03/15/2029 •	28,999	29,027
4.023% due 03/15/2028 •	6,841	6,841

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.283% due 07/17/2028 •	$16,086	$16,104

Chesapeake Funding II LLC
4.363% due 05/15/2036 •	3,812	3,818

Ford Credit Auto Lease Trust
4.003% (SOFR30A + 0.410%) due 08/15/2027 ~	4,165	4,165

Ford Credit Auto Owner Trust
3.893% due 06/15/2028 •	30,680	30,680
4.023% due 01/15/2029 •	12,000	12,019

GM Financial Automobile Leasing Trust
3.959% due 10/20/2027 •	14,668	14,671
4.019% due 05/20/2027 •	22,669	22,672
4.109% (SOFR30A + 0.500%) due 07/20/2027 ~	12,000	12,006

Harley-Davidson Motorcycle Trust
4.253% due 07/17/2028 •	4,725	4,726

Hyundai Auto Lease Securitization Trust
3.983% due 01/18/2028	27,139	27,149
3.993% due 06/15/2027 •	11,945	11,946
4.093% due 03/15/2027 •	181	181
4.293% due 09/15/2027 •	22,345	22,367

Hyundai Auto Receivables Trust
3.943% (SOFR30A + 0.350%) due 07/17/2028 ~	20,528	20,529
3.993% due 09/15/2027 •	884	884

M&T Bank Auto Receivables Trust
4.093% due 05/15/2028 •	6,905	6,908

Nissan Auto Lease Trust
4.003% due 06/15/2027 •	2,181	2,181
4.043% due 11/15/2027 •	26,238	26,246
4.043% due 05/15/2028 •	103,750	103,895

Nissan Auto Receivables Owner Trust
4.023% due 03/15/2029 •	34,300	34,352

SFS Auto Receivables Securitization Trust
4.069% due 08/20/2029 •	30,700	30,729

Stellantis Financial Underwritten Enhanced Lease Trust
0.000% due 03/20/2029 •(a)	45,900	45,959
4.109% due 01/22/2029 •	4,300	4,302

Toyota Auto Receivables Owner Trust
4.133% due 03/15/2028 •	13,601	13,610

Toyota Lease Owner Trust
3.939% due 02/22/2028 •	32,625	32,638
3.949% due 05/22/2028 •	15,452	15,458
4.019% due 07/20/2027 •	1,565	1,565

Volkswagen Auto Lease Trust
3.979% due 04/20/2028 •	27,029	27,036

World Omni Automobile Lease Securitization Trust
3.983% due 12/15/2027 •	6,152	6,153

		622,072

AUTOMOBILE SEQUENTIAL 4.7%

Ally Auto Receivables Trust
4.140% due 07/16/2029	2,414	2,412

ARI Fleet Lease Trust
4.590% due 03/15/2034	13,576	13,602
5.540% due 04/15/2033	3,208	3,220

Bank of America Auto Trust
5.390% due 07/16/2029	7,350	7,383
5.530% due 02/15/2028	2,928	2,939

BMW Vehicle Owner Trust
5.180% due 02/26/2029	14,244	14,318
5.470% due 02/25/2028	1,853	1,859

BofA Auto Trust
4.350% due 11/20/2029	5,442	5,446
4.520% due 11/22/2027	930	931
5.350% due 11/15/2028	6,433	6,462

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	7,836	7,889

CarMax Auto Owner Trust
4.420% due 08/15/2028	4,586	4,590
4.750% due 10/15/2027	187	187
4.920% due 10/16/2028	20,116	20,180
5.050% due 01/18/2028	2,663	2,669
5.280% due 05/15/2028	6,895	6,918

98	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/16/2029	$2,246	$2,263
6.000% due 07/17/2028	8,638	8,699

Carvana Auto Receivables Trust
3.210% due 12/11/2028	633	629
4.040% due 11/11/2030	7,200	7,166
4.070% due 02/12/2029	5,332	5,329
4.190% due 03/12/2029	42,887	42,863
4.260% due 10/10/2029	4,167	4,165
4.400% due 08/10/2029	72,200	72,144
4.560% due 08/10/2028	4,111	4,114
4.640% due 01/10/2030	15,227	15,257
5.050% due 04/10/2029	10,935	10,965
5.330% due 07/10/2029	616	619
5.620% due 01/10/2029	365	366
6.160% due 10/10/2028	502	505

Chase Auto Owner Trust
4.180% due 08/27/2029	1,696	1,695
4.530% due 06/25/2031	17,650	17,683
4.940% due 07/25/2029	13,556	13,611
5.220% due 07/25/2029	25,497	25,632
5.680% due 01/25/2029	7,273	7,314

Citizens Auto Receivables Trust
5.110% due 04/17/2028	8,330	8,350
5.330% due 08/15/2028	9,485	9,519
5.780% due 10/15/2030	5,700	5,737
5.830% due 02/15/2028	2,062	2,068
5.840% due 01/18/2028	1,210	1,212

Enterprise Fleet Financing LLC
3.849% due 02/22/2027	9,254	9,252
4.000% due 10/20/2028	22,100	22,016
4.500% due 04/20/2028	23,354	23,386
4.510% due 02/22/2028	25,791	25,820
4.650% due 10/20/2027	2,266	2,270
4.690% due 07/20/2027	16,489	16,512
5.310% due 04/20/2027	179	179

Ford Credit Auto Owner Trust
4.320% due 08/15/2027	83	83
4.560% due 12/15/2028	1,500	1,502
4.650% due 02/15/2028	666	667
5.230% due 05/15/2028	1,114	1,117

Ford Credit Floorplan Master Owner Trust A
4.300% due 09/15/2029	8,387	8,387

GM Financial Automobile Leasing Trust
4.540% due 05/20/2027	1,412	1,413

GM Financial Consumer Automobile Receivables Trust
4.660% due 02/16/2028	334	335
5.100% due 03/16/2029	10,321	10,367
5.130% due 04/16/2029	2,864	2,878
5.450% due 06/16/2028	1,772	1,779

Honda Auto Receivables Owner Trust
5.210% due 08/15/2028	1,481	1,488

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	13,193	13,208
5.540% due 10/16/2028	13,460	13,537

LAD Auto Receivables Trust
4.170% due 08/15/2029	7,000	6,992
4.600% due 12/17/2029	2,045	2,051

M&T Bank Auto Receivables Trust
4.330% due 07/16/2029	52,900	52,884
4.730% due 06/17/2030	1,587	1,592
5.220% due 02/17/2032	3,538	3,561

Mercedes-Benz Auto Lease Trust
3.830% due 07/17/2028	4,300	4,285

Mercedes-Benz Auto Receivables Trust
4.800% due 04/16/2029	4,184	4,197

Nissan Auto Lease Trust
4.600% due 11/15/2027	973	974

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	8,175	8,181

Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029	3,025	3,034

PenFed Auto Receivables Owner Trust
4.120% due 09/15/2028	1,339	1,338

SBNA Auto Lease Trust
5.560% due 11/22/2027	8,543	8,554

SCCU Auto Receivables Trust
4.670% due 11/15/2028	3,145	3,148

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028	$487	$488
4.950% due 05/21/2029	2,212	2,218
5.330% due 11/20/2029	31,703	31,903
5.470% due 10/20/2028	1,953	1,959

Stellantis Financial Underwritten Enhanced Lease Trust
4.210% due 01/22/2029	24,800	24,754
4.270% due 01/22/2029	6,800	6,792
4.310% due 05/22/2028	29,174	29,173
4.630% due 07/20/2027	8,161	8,171

Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028	5,101	5,094

Toyota Auto Receivables Owner Trust
4.630% due 09/15/2027	633	633
5.300% due 09/15/2027	537	538
5.330% due 01/16/2029	1,167	1,175

Upgrade Auto Receivables Trust
4.540% due 05/15/2029	9,201	9,201

USAA Auto Owner Trust
5.030% due 03/15/2029	4,585	4,602
5.580% due 05/15/2028	425	426

USB Auto Owner Trust
4.510% due 06/15/2028	4,405	4,407

Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028	1,574	1,579

World Omni Auto Receivables Trust
4.430% due 12/17/2029	4,839	4,846
4.660% due 05/15/2028	1,031	1,032
4.860% due 03/15/2029	8,384	8,411
5.610% due 02/15/2028	92	92
5.700% due 02/15/2029	2,850	2,865

		776,256

CMBS OTHER 0.1%

AREIT Trust
4.856% due 01/20/2037 •	8,126	8,138

CREDIT CARD BULLET 0.9%

CARDS II Trust
4.227% due 04/15/2031 •	61,900	62,109

Citibank Credit Card Issuance Trust
4.510% due 05/14/2029 •	5,550	5,581

Evergreen Credit Card Trust
4.219% due 10/15/2029 •	88,000	88,294

		155,984

CREDIT CARD OTHER 1.6%

Golden Credit Card Trust
1.140% due 08/15/2028	52,270	52,086
1.970% due 01/15/2029	35,200	34,765

Trillium Credit Card Trust II
4.218% due 09/26/2030 •	63,500	63,604
4.226% due 03/26/2031 •	116,700	116,967

		267,422

OTHER ABS 1.9%

Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •	1,550	1,550

BlueMountain CLO Ltd.
4.851% due 11/15/2030 •	288	288
4.857% due 10/25/2030 •	1,601	1,602

Boyce Park CLO Ltd.
4.672% due 04/21/2035 •	20,000	20,014

Commonbond Student Loan Trust
4.613% due 05/25/2041 •	95	94

Crossroads Asset Trust
4.910% due 02/20/2032	1,248	1,253

Dell Equipment Finance Trust
4.680% due 07/22/2027	2,316	2,319

DLLAA LLC
4.700% due 10/20/2027	10,173	10,188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden 64 CLO Ltd.
4.907% due 04/18/2031 •	$1,868	$1,869

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	4,098	3,645

Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •	1,607	1,608

HPEFS Equipment Trust
4.070% due 11/22/2032	26,600	26,580

LCM 29 Ltd.
5.005% due 04/15/2031 •	59	59

M&T Equipment Notes
4.700% due 12/16/2027	9,310	9,327

MMAF Equipment Finance LLC
5.200% due 09/13/2027	632	632

Mountain View CLO LLC
4.549% due 04/14/2033 •	5,554	5,558

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	2,347	2,147
1.310% due 01/15/2069	5,201	4,938
1.580% due 04/15/2070	19,763	17,744
1.690% due 05/15/2069	3,131	2,985
2.230% due 07/15/2070	16,283	14,893
3.130% due 02/15/2068	516	512
4.000% due 12/15/2059	191	190
4.740% due 04/15/2069 •	4,579	4,559

Navient Refinance Loan Trust
4.800% due 10/15/2055	26,775	26,665

Navient Student Loan Trust
4.542% due 07/26/2066 •	3,498	3,489

Nelnet Student Loan Trust
1.420% due 04/20/2062	322	306
4.542% due 09/25/2065 •	4,186	4,192
4.563% due 08/25/2067 •	7,690	7,697
4.592% due 02/25/2066 •	4,338	4,336
4.610% due 02/21/2061	30,962	30,429
4.909% due 02/21/2061 •	9,749	9,763

Palmer Square Loan Funding Ltd.
4.493% due 10/15/2032 •	6,392	6,387
4.660% due 01/15/2034 •	6,300	6,301

PEAC Solutions Receivables LLC
4.940% due 10/20/2028	4,022	4,033

PHEAA Student Loan Trust
4.692% due 11/25/2065 •	2,164	2,168

Post CLO Ltd.
4.753% due 10/15/2034 •	800	801

SLM Private Credit Student Loan Trust
4.236% due 12/15/2038 •	1,856	1,825

SLM Student Loan Trust
4.392% due 12/27/2038 •	1,139	1,130
4.442% due 01/25/2029 •	1,396	1,372

SMB Private Education Loan Trust
1.290% due 07/15/2053	5,594	5,354
4.340% due 03/17/2053 •	2,557	2,540
4.840% due 07/15/2053 •	705	707
4.843% due 03/15/2056 •	23,422	23,566

SoFi Consumer Loan Program Trust
4.470% due 08/15/2034	4,015	4,017

SoFi Professional Loan Program LLC
1.950% due 02/15/2046	5,942	5,582

Sound Point CLO XX Ltd.
5.028% due 07/26/2031 •	43	43

Sounds Point CLO IV-R Ltd.
5.087% due 04/18/2031 •	186	186

Verizon Master Trust
4.279% due 08/20/2030 •	22,600	22,692

		310,135

Total Asset-Backed Securities (Cost $2,142,247)		2,140,007

SOVEREIGN ISSUES 0.8%

Korea National Oil Corp.
4.705% (SOFRRATE + 1.080%) due 11/14/2026 ~	1,250	1,254

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	99

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KSA Sukuk Ltd.
5.250% due 06/04/2027	$35,200	$35,429

Mexico Government International Bonds
4.150% due 03/28/2027	9,100	9,096

Saudi Government International Bonds
5.125% due 01/13/2028	76,600	77,137

Total Sovereign Issues (Cost $123,751)		122,916

SHORT-TERM INSTRUMENTS 6.1%

CERTIFICATES OF DEPOSIT 0.7%

Banco Bilbao Vizcaya Argentaria SA
4.400% due 06/10/2027	67,800	67,803

Banco Itau Chile
4.150% due 08/11/2026	50,000	50,018
4.150% due 08/12/2026	1,100	1,100

		118,921

COMMERCIAL PAPER 5.4%

Bacardi-Martini BV
4.200% due 07/01/2026	9,700	9,699
4.350% due 07/23/2026	7,400	7,380

Banco de Credito e Inversiones SA
4.030% due 08/20/2026	43,200	42,954

Banco Itau Chile
4.370% due 03/01/2027	20,600	19,986
4.370% due 03/15/2027	20,600	19,946

Brookfield Corporate Treasury Ltd.
4.000% due 07/30/2026	6,600	6,578
4.010% due 07/29/2026	48,100	47,943

CBRE Services, Inc.
4.050% due 07/15/2026	32,200	32,147
4.050% due 07/17/2026	85,400	85,240

Enbridge U.S., Inc.
4.040% due 09/16/2026	23,600	23,392

Entergy Corp.
4.100% due 07/08/2026	21,875	21,856
4.100% due 07/23/2026	20,500	20,448

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Evergy Missouri West, Inc.
4.230% due 07/07/2026	$9,600	$9,593
4.230% due 07/08/2026	10,100	10,091
4.230% due 07/09/2026	20,300	20,280

Global Payments, Inc.
4.220% due 07/02/2026	71,500	71,484

HCA, Inc.
4.300% due 08/17/2026	94,500	93,947
4.300% due 08/18/2026	104,700	104,075
4.300% due 09/10/2026	13,800	13,678
4.330% due 07/27/2026	20,000	19,936

Jabil, Inc.
4.310% due 08/17/2026	15,000	14,914

Jones Lang LaSalle Finance BV
4.120% due 07/14/2026	30,200	30,154

Keurig Dr. Pepper, Inc.
4.300% due 07/01/2026	10,500	10,499
4.300% due 07/06/2026	4,000	3,997
4.350% due 07/17/2026	8,600	8,583
4.350% due 07/22/2026	4,000	3,990
4.350% due 07/24/2026	38,300	38,191
4.370% due 07/13/2026	11,400	11,383
4.400% due 07/15/2026	33,600	33,542
4.400% due 07/29/2026	20,500	20,429

Oglethorpe Power Corp.
4.030% due 07/10/2026	13,100	13,086

TR Finance LLC
4.080% due 07/08/2026	25,700	25,678

Triton Container International Ltd./TAL International Container Corp.
4.330% due 07/06/2026	1,200	1,199

		896,298

REPURCHASE AGREEMENTS (e) 0.0%
		7,900

SHORT-TERM NOTES 0.0%

Carvana Auto Receivables Trust
3.930% due 03/10/2027	4,122	4,122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HPEFS Equipment Trust
4.153% due 10/20/2026	$203	$203

LAD Auto Receivables Trust
3.871% due 02/16/2027	273	273

Westlake Automobile Receivables Trust
3.874% due 01/15/2027	1,474	1,474

		6,072

Total Short-Term Instruments (Cost $1,029,290)		1,029,191

Total Investments in Securities (Cost $16,963,268)		16,964,821

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

PIMCO Government Money Market Fund
3.730% (b)(c)	4,749,400	4,749

Total Short-Term Instruments (Cost $4,749)		4,749

Total Investments in Affiliates (Cost $4,749)		4,749

Total Investments 102.8% (Cost $16,968,017)		$16,969,570

Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $0)		1,662

Other Assets and Liabilities, net (2.8)%		(468,695)

Net Assets 100.0%		$16,502,537

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)

Securities with an aggregate market value of $4,659 were out on loan in exchange for $4,749 of cash collateral as of June 30, 2026. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(c)	Coupon represents a 7-Day Yield.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
BPCE SA	5.125%	01/18/2028	02/06/2026	$1,322	$1,311	0.01%

100	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	3.650%	06/30/2026	07/01/2026	$7,900	U.S. Treasury Bonds 4.000% due 11/15/2052	$(8,025)	$7,900	$7,901

Total Repurchase Agreements						$(8,025)	$7,900	$7,901

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
MSR	3.710%	06/30/2026	07/01/2026	$(345,762)	$(345,798)

Total Reverse Repurchase Agreements					$(345,798)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$7,901	$0	$0	$0	$7,901	$(8,025)	$(124)
MSR	0	(345,798)	0	0	(345,798)	343,687	(2,111)

Master Securities Forward Transaction Agreement
BCY	0	0	0	3,627	3,627	(3,697)	(71)
MSC	0	0	0	1,032	1,032	(1,052)	(20)

Total Borrowings and Other Financing Transactions	$7,901	$(345,798)	$0	$4,659

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(4)
Corporate Bonds & Notes	$4,749	$0	$0	$0	$4,749

Total	$4,749	$0	$0	$0	$4,749

Reverse Repurchase Agreements
U.S. Treasury Obligations	(345,798)	0	0	0	(345,798)

Total	$(345,798)	$0	$0	$0	$(345,798)

Total Borrowings	$(341,049)	$0	$0	$0	$(341,049)

Payable for reverse repurchase agreements and securities on loan - cash collateral					$(341,049)

(f)	Securities with an aggregate market value of $343,687 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(21,190) at a weighted average interest rate of 3.699%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	101

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	14,183	$(2,923,582)	$4,026	$1,662	$0

Total Futures Contracts				$4,026	$1,662	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,662	$0	$1,662	$0	$0	$0	$0

(h)

Securities with an aggregate market value of $11,353 and cash of $8,422 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,662	$1,662

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25,662	$25,662

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12,563	$12,563

102	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,484,176	$0	$6,484,176
Industrials	0	2,755,613	0	2,755,613
Utilities	0	1,015,537	0	1,015,537
U.S. Government Agencies	0	2,192,242	0	2,192,242
U.S. Treasury Obligations	0	1,020,300	0	1,020,300
Non-Agency Mortgage-Backed Securities	0	204,839	0	204,839
Asset-Backed Securities
Automobile ABS Other	0	622,072	0	622,072
Automobile Sequential	0	776,256	0	776,256
CMBS Other	0	8,138	0	8,138
Credit Card Bullet	0	155,984	0	155,984
Credit Card Other	0	267,422	0	267,422
Other ABS	0	310,135	0	310,135
Sovereign Issues	0	122,916	0	122,916
Short-Term Instruments
Certificates of Deposit	0	118,921	0	118,921
Commercial Paper	0	896,298	0	896,298
Repurchase Agreements	0	7,900	0	7,900
Short-Term Notes	0	6,072	0	6,072

	$0	$16,964,821	$0	$16,964,821

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$4,749	$0	$0	$4,749

Total Investments	$4,749	$16,964,821	$0	$16,969,570

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,662	$0	$1,662

Total Financial Derivative Instruments	$0	$1,662	$0	$1,662

Totals	$4,749	$16,966,483	$0	$16,971,232

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	103

Schedule of Investments	PIMCO Inflation PLUS Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%

U.S. TREASURY OBLIGATIONS 97.9%

U.S. Treasury Inflation Protected Securities (a)
2.375% due 01/15/2027	$10,731	$10,704
0.125% due 10/15/2026 (b)	25,464	25,328
0.125% due 04/15/2027	8,016	7,860
0.375% due 01/15/2027	20,261	19,996

Total U.S. Treasury Obligations (Cost $64,447)		63,888

Total Investments in Securities (Cost $64,447)		63,888

Total Investments 97.9% (Cost $64,447)		$63,888

Financial Derivative Instruments (c)(d) (0.1)% (Cost or Premiums, net $32)		(34)

Other Assets and Liabilities, net 2.2%		1,438

Net Assets 100.0%		$65,292

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	3.760%	06/30/2026	07/01/2026	$(8,730)	$(8,731)

Total Reverse Repurchase Agreements					$(8,731)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$0	$(8,731)	$0	$0	$(8,731)	$8,725	$(6)

Total Borrowings and Other Financing Transactions	$0	$(8,731)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$(8,731)	$0	$0	$0	$(8,731)

Total Borrowings	$(8,731)	$0	$0	$0	$(8,731)

Payable for reverse repurchase agreements					$(8,731)

(b)	Securities with an aggregate market value of $8,725 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(3,158) at a weighted average interest rate of 3.718%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

104	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.685%	Maturity	10/15/2026	$	12,100	$2	$0	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.695	Maturity	01/15/2027		14,000	4	10	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.699	Annual	04/15/2027		13,400	10	19	29	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	07/15/2027		16,500	16	4	20	3	0

Total Swap Agreements							$32	$33	$65	$8	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$8	$8	$0	$0	$0	$0

Cash of $240 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.760% (SOFR plus a specified spread)	Maturity	07/31/2026	$32,400	$0	$0	$0	$0

SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.776% (SOFR plus a specified spread)	Maturity	07/17/2026	15,000	0	(42)	0	(42)

Total Swap Agreements								$0	$(42)	$0	$(42)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
SOG	$0	$0	$0	$0	$0	$0	$(42)	$(42)	$(42)	$0	$(42)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	105

Schedule of Investments	PIMCO Inflation PLUS Active Exchange-Traded Fund	(Cont.)	June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$8	$8

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$0	$0	$42	$42

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$5	$5

Over the counter
Swap Agreements	$0	$0	$0	$0	$(55)	$(55)

	$0	$0	$0	$0	$(50)	$(50)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$33	$33

Over the counter
Swap Agreements	$0	$0	$0	$0	$(42)	$(42)

	$0	$0	$0	$0	$(9)	$(9)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$63,888	$0	$63,888

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$8	$0	$8

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(42)	$0	$(42)

Total Financial Derivative Instruments	$0	$(34)	$0	$(34)

Totals	$0	$63,854	$0	$63,854

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

106	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%

MUNICIPAL BONDS & NOTES 91.7%

ALABAMA 4.6%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.020% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,995

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	5,000	5,256

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	2,940
5.500% due 10/01/2054	5,000	5,397

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	7,400	7,894
5.000% due 10/01/2055	4,800	5,048

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	3,300	3,517

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	11,325	11,575

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 07/01/2033	800	838
5.000% due 01/01/2034	26,250	27,537
5.000% due 11/01/2036	10,750	11,317

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,500	1,650

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	4,700	5,064

Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,598
5.000% due 11/15/2036	1,220	1,294
5.000% due 11/15/2037	875	925

Huntsville Public Building Authority, Alabama Revenue Bonds, Series 2022
5.000% due 02/01/2047	2,210	2,304

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	3,500	3,832

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	1,900	1,907

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	4,400	4,642

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	5,950	6,289

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	8,700	9,085

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	2,600	2,770
5.000% due 01/01/2056	11,885	12,138

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	3,600	3,641

		140,453

ALASKA 0.2%

Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	1,905	2,080

Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2023
5.000% due 12/01/2042	1,000	1,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Tobacco Securitization Corp. Alaska Revenue Bonds, Series 2021
5.000% due 06/01/2033	$2,890	$3,143

		6,299

ARIZONA 1.2%

Industrial Development Authority of the City of Phoenix Arizona Revenue Bonds, Series 2014
2.600% due 11/15/2052	6,100	6,100

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	2,870	3,134

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	8,500	8,793

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2017
3.125% due 07/01/2034	425	418

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
5.000% due 07/01/2045	8,000	8,230

Phoenix, Arizona General Obligation Refunding Notes, Series 2022
5.000% due 07/01/2026	1,500	1,500

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2043	5,000	5,573

Western Maricopa Education Center District No 402, Arizona General Obligation Notes, (AGM Insured), Series 2026
5.000% due 07/01/2035	3,075	3,549

		37,297

CALIFORNIA 4.4%

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	4,988
5.250% due 11/01/2054	7,750	8,198
5.500% due 10/01/2054	1,870	2,042

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	6,100	6,495
5.000% due 01/01/2055	3,765	3,877
5.000% due 11/01/2055	4,190	4,309

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	15,900	16,357

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	1,000
4.000% due 03/01/2039	1,500	1,449

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	3,250	3,266

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	600	649
5.250% due 12/01/2042	3,000	3,251
5.250% due 12/01/2043	2,825	3,044

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	4,400	4,901

California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2031	3,250	3,521
5.000% due 12/01/2035	7,400	8,278

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	1,100	1,114

California Municipal Finance Authority Revenue Bonds, Series 2025
4.326% due 11/20/2040	5,072	5,061

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2026
5.000% due 09/01/2045	$1,600	$1,745

California State General Obligation Bonds, Series 2016
4.000% due 09/01/2037	4,495	4,498

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	3,100	3,151

California State General Obligation Notes, Series 2022
5.000% due 11/01/2026	6,400	6,455

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	3,500	3,644

Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	3,300	3,540

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (b)	1,500	803

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021
4.000% due 01/15/2033	1,007	1,036

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	1,955	1,733

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.687% due 06/01/2030	6,000	5,520

Long Beach Unified School District, California General Obligation Bonds, Series 2026
5.000% due 08/01/2038	4,300	5,038

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2038	1,000	1,110

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020
4.000% due 06/01/2036	3,400	3,536

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2026
5.000% due 07/01/2044	2,500	2,821

Los Angeles Unified School District, California General Obligation Bonds, Series 2026
5.000% due 07/01/2038	3,980	4,603

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	526
5.000% due 09/01/2044	690	719

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	3,300	3,671

		135,949

COLORADO 1.4%

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2049	300	323

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	6,000	5,394

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2044	1,365	1,398
5.000% due 11/15/2049	1,360	1,372

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,323
5.250% due 11/01/2037	1,450	1,595

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	5,800	6,196

Colorado Health Facilities Authority Revenue Notes, Series 2024
5.000% due 05/15/2033	4,500	5,006

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	107

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado Health Facilities Authority Revenue Notes, Series 2025
5.000% due 09/01/2035	$6,095	$6,809

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	4,000	3,959

Colorado State Certificates of Participation Bonds, Series 2018
4.000% due 12/15/2036	3,455	3,493

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,300	1,400

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.175% (SOFRRATE) due 09/01/2039 ~	3,400	3,399

		41,667

CONNECTICUT 2.0%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	2,690	2,761

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,068
5.000% due 01/01/2035	4,290	4,420

Connecticut Special Tax State Revenue Bonds, Series 2022
5.000% due 07/01/2039	5,000	5,492

Connecticut Special Tax State Revenue Notes, Series 2025
5.000% due 07/01/2034	7,005	8,045

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	3,640	3,828

Connecticut State General Obligation Notes, Series 2022
5.000% due 09/15/2028	2,725	2,872

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2016
2.750% due 07/01/2042	5,100	5,100

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
2.600% due 07/01/2057	25,000	25,000

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,200	1,257

Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2029	1,845	1,936

		61,779

DISTRICT OF COLUMBIA 1.9%

District of Columbia General Obligation Bonds, Series 2018
5.000% due 06/01/2043	2,500	2,572

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2039	9,155	10,222

District of Columbia General Obligation Notes, Series 2024
5.000% due 08/01/2031	3,000	3,326

District of Columbia Housing Finance Agency Revenue Notes, Series 2025
3.150% due 02/01/2030	780	783

District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2041	5,500	6,145

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2028	8,500	8,918

District of Columbia Revenue Bonds, Series 2025
5.000% due 04/01/2060	13,000	14,350

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2018
5.000% due 10/01/2049	$5,900	$6,004

Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2031	2,075	2,119
5.000% due 07/01/2033	5,000	5,096

		59,535

FLORIDA 3.3%

Brevard County, Florida Health Facilities Authority Revenue Notes, Series 2026
5.000% due 07/01/2034	10,500	11,750

Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2029	3,450	3,675
5.000% due 07/01/2030	2,000	2,168

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2026
5.000% due 07/01/2038	4,200	4,840
5.000% due 07/01/2039	4,410	5,050

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	3,000	3,025

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	4,500	4,304

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
2.850% due 11/15/2054	17,000	17,000

Jacksonville Housing Authority, Florida Revenue Notes, Series 2024
5.000% due 02/01/2034	1,500	1,607

Jacksonville Housing Finance Authority, Florida Revenue Bonds, Series 2025
3.150% due 01/01/2046	2,300	2,308

JEA Electric System, Florida Revenue Notes, Series 2024
5.000% due 10/01/2034	4,500	5,148

JEA Water & Sewer System, Florida Revenue Bonds, Series 2020
4.000% due 10/01/2039	1,000	1,007

Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026
5.000% due 04/01/2065	4,000	4,397

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020
5.000% due 10/01/2032	1,000	1,085

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025
5.250% due 04/01/2038	6,000	6,805

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2026
5.000% due 04/01/2042	2,250	2,476

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017
4.000% due 07/01/2033	3,000	3,002

Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2024
5.000% due 10/01/2032	2,750	3,086

Orange County Health Facilities Authority, Florida Revenue Notes, Series 2023
5.000% due 10/01/2028	1,450	1,524

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	3,500	3,307

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2034 (b)	1,850	1,323

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (b)	350	335
0.000% due 10/01/2029 (b)	700	621

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025
5.000% due 08/01/2032	$2,295	$2,571

School Board of Miami-Dade County, Florida General Obligation Bonds, (BAM Insured), Series 2022
5.000% due 03/15/2052	5,000	5,145

South Broward Hospital District, Florida Revenue Bonds, Series 2016
4.000% due 05/01/2044	3,300	3,064

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2033 (b)	200	153

		100,776

GEORGIA 2.5%

Atlanta, Georgia Water & Wastewater Revenue Notes, Series 2026
5.000% due 11/01/2036	9,600	11,193

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	2,000	1,878

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2038	1,800	1,892

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	610

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	3,082
5.000% due 04/01/2043	3,375	3,587

Development Authority of Burke County, Georgia Revenue Bonds, Series 2008
3.375% due 11/01/2048	4,500	4,514

Development Authority of Cobb County, Georgia Revenue Notes, Series 2026
5.000% due 06/15/2033	1,685	1,847
5.000% due 06/15/2035	375	416

Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,069

Gainesville & Hall County, Georgia Hospital Authority Revenue Notes, Series 2024
5.000% due 10/15/2030	3,000	3,249

LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	712

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	700	709

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,915	1,952

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	1,000	1,053
5.000% due 12/01/2053	7,600	8,115

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,800	1,925
5.000% due 12/01/2054	1,800	1,936
5.000% due 05/01/2055	3,400	3,628

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	15,300	16,279

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2031	1,200	1,248

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	2,000	1,942

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2027	200	202

108	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2033	$2,500	$2,798

		75,836

IDAHO 0.2%

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.450% due 01/01/2044	2,180	2,193

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 01/01/2056	2,750	3,093

		5,286

ILLINOIS 3.7%

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	3,620	3,658

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	5,300	5,418

Illinois Finance Authority Revenue Bonds, Series 2020
2.900% due 08/15/2049	7,600	7,600

Illinois Finance Authority Revenue Bonds, Series 2022
2.900% due 08/15/2057	19,000	19,000

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2038	8,320	9,086

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2033	3,500	3,872

Illinois Sales Tax State Revenue Bonds, Series 2024
5.000% due 06/15/2040	1,195	1,295

Illinois Sales Tax State Revenue Notes, Series 2026
5.000% due 06/15/2033	3,500	3,881

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2037	5,860	6,204

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	1,295	1,362

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042	5,350	5,696

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	7,000	7,390

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2032	5,000	5,489

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	2,100	2,102

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	2,500	2,642

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	14,400	15,114

Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	2,969
5.000% due 01/01/2036	5,000	5,673

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (b)	500	346
0.000% due 06/15/2037 (b)	1,500	987

Regional Transportation Authority, Illinois Revenue Bonds, Series 2025
5.000% due 06/01/2038	2,520	2,832

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,350	1,380

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2023
5.000% due 01/01/2037	1,000	1,049

		115,045

INDIANA 1.5%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,460	3,333

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	$1,900	$1,868
4.250% due 11/01/2030	1,500	1,549

Indiana Finance Authority Revenue Bonds, Series 2018
5.000% due 02/01/2030	1,500	1,556

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,116
5.000% due 10/01/2037	800	887

Indiana Finance Authority Revenue Bonds, Series 2025
2.700% due 11/15/2054	10,000	10,000
5.000% due 10/01/2057	3,000	3,358

Indiana Finance Authority Revenue Bonds, Series 2026
5.000% due 11/01/2038	7,000	7,775

Indiana Finance Authority Revenue Notes, Series 2024
5.000% due 03/01/2031	600	645
5.000% due 03/01/2032	700	759

Indiana Municipal Power Agency Revenue Notes, Series 2026
5.000% due 01/01/2033	3,200	3,584

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	4,000	4,445

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	3,900	4,042

		44,917

IOWA 0.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,221
5.000% due 12/01/2050	800	905

		4,126

KANSAS 0.1%

Leavenworth County, Kansas Unified School District No 458 General Obligation Bonds, Series 2024
5.000% due 09/01/2041	2,105	2,210

KENTUCKY 1.1%

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	4,500	4,997

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	1,650	1,651

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	1,800	1,904

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	1,700	1,802

Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 05/01/2036	17,400	18,349

Kentucky State Property & Building Commission Revenue Bonds,Series 2024
4.375% due 09/01/2040	5,785	6,171

		34,874

LOUISIANA 0.9%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	13,100	12,992

Louisiana Housing Corp. Revenue Notes,(FHA Insured), Series 2025
3.150% due 04/01/2030	5,700	5,704

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2027	1,200	1,234
5.000% due 08/15/2028	1,200	1,228

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 01/01/2037	$960	$1,083
5.000% due 07/01/2040	700	775

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2036	1,000	1,100

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	4,400	4,711

		28,827

MARYLAND 2.1%

Baltimore County, Maryland General Obligation Bonds , Series 2026
5.000% due 03/01/2038	7,745	8,957

Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 07/01/2046	3,290	3,294

Maryland Department of Housing & Community Development Corp. Revenue Bonds, Series 2025
6.250% due 09/01/2056	6,880	7,606

Maryland Department of Transportation State Revenue Bonds, Series 2019
4.000% due 10/01/2032	1,450	1,468

Maryland Economic Development Corp. Revenue Bonds, (AGM Insured), Series 2026
5.000% due 07/01/2038	375	416
5.250% due 07/01/2051	2,110	2,229

Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	6,000	6,488

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2035	450	448
4.000% due 06/01/2037	225	221

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
2.950% due 05/15/2053	4,500	4,500
5.000% due 07/01/2045	2,200	2,367

Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 06/01/2031	350	370

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037	3,490	3,847

Maryland State General Obligation Bonds, Series 2026
5.000% due 06/01/2038	3,300	3,804

Maryland State Transportation Authority Revenue Bonds, Series 2017
4.000% due 07/01/2038	10,190	10,192

Prince George’s County, Maryland General Obligation Bonds, Series 2024
5.000% due 08/01/2037	3,915	4,432

Washington Suburban Sanitary Commission, Maryland Revenue Bonds, (CNTY Insured), Series 2013
3.050% due 06/01/2027	5,440	5,440

		66,079

MASSACHUSETTS 1.9%

Commonwealth of Massachusetts General Obligation Bonds, Series 2017
5.250% due 04/01/2047	1,935	1,959

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2036	5,000	5,768
5.000% due 04/01/2040	1,750	1,971
5.000% due 04/01/2042	2,000	2,227
5.000% due 04/01/2043	2,500	2,771
5.000% due 08/01/2048	6,500	6,956

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,500	1,558

Massachusetts Development Finance Agency Revenue Bonds, Series 2026
5.000% due 10/01/2065	7,750	8,782

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	109

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.600% due 07/01/2035	$3,400	$3,400

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2001
2.650% due 07/01/2031	3,800	3,800

University of Massachusetts Building Authority Revenue Notes, Series 2026
5.000% due 11/01/2032	5,000	5,654
5.000% due 11/01/2034	6,355	7,346
5.000% due 11/01/2035	5,925	6,904

		59,096

MICHIGAN 2.7%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.248% (TSFR3M) due 07/01/2032 ~	3,000	2,996

Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,247
5.000% due 07/01/2030	1,715	1,850

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.000% due 07/01/2037	5,000	5,595

Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,000	3,000

Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2026
3.450% due 07/01/2056	4,500	4,558

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
3.420% (MUNIPSA) due 04/15/2047 ~	2,680	2,676

Michigan Finance Authority Hospital Revenue Refunding Notes, Series 2022
5.000% due 04/15/2030	2,000	2,159

Michigan Finance Authority Revenue Bonds, Series 2016
5.250% due 12/01/2041	7,000	7,012

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036	3,000	3,002

Michigan Finance Authority Revenue Bonds, Series 2020
5.000% due 06/01/2040	5,000	5,188

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/28/2039	1,290	1,383

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 08/31/2034	1,930	2,134

Michigan State Building Authority Revenue Bonds, Series 2023
5.000% due 10/15/2037	1,000	1,113

Michigan State Hospital Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2035	4,600	5,226

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	1,695	1,850

Michigan State Housing Development Authority Revenue Bonds, Series 2025
6.000% due 06/01/2056	19,775	21,709

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,800	2,008

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2046	1,890	2,059

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2031	2,730	3,014
5.000% due 11/15/2033	2,020	2,281

		82,060

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 1.2%

Fairview Health Services Obligated Group, Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2033	$3,410	$3,470

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2030	8,000	8,603
5.000% due 07/01/2032	2,000	2,200

Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052	3,060	3,200

Rochester, Minnesota Revenue Bonds, Series 2026
5.000% due 11/15/2036	5,000	5,746

Rochester, Minnesota Revenue Notes, Series 2026
5.000% due 11/15/2033	11,000	12,391

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	1,800	1,830

St Cloud, Minnesota Revenue Bonds, Series 2024
5.000% due 05/01/2039	1,000	1,093

		38,533

MISSISSIPPI 0.1%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	1,500	1,500

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2040	1,000	1,074

Mississippi Development Bank Revenue Notes, Series 2024
5.000% due 01/01/2031	1,250	1,367

		3,941

MISSOURI 0.5%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	2,700	2,648

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	4,000	4,483

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	6,970	7,652
6.250% due 05/01/2056	1,635	1,818

		16,601

MONTANA 0.1%

Montana Facility Finance Authority Revenue Bonds, Series 2026
5.000% due 06/01/2056	1,550	1,732

MULTI-STATE 2.9%

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042	2,790	2,827

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.533% due 11/25/2042	15,361	15,244
4.870% due 01/25/2043	20,837	21,796

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	8,263	8,276
4.140% due 01/25/2040	10,659	10,438
4.555% due 08/25/2040	13,046	13,492

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.614% due 08/25/2041 ~(e)	6,637	6,898
4.686% due 10/25/2040	6,388	6,664
4.705% due 04/25/2042 ~	4,950	5,202

		90,837

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.1%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2042	$3,625	$3,951

NEVADA 1.4%

Clark County, Nevada Department of Highway Revenue Bonds, Series 2024
4.000% due 07/01/2042	5,000	5,033

Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 05/01/2048	4,525	4,617

Clark County, Nevada Revenue Bonds, Series 2010
2.100% due 06/01/2031	5,000	4,609

Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2026
5.000% due 06/15/2041	4,260	4,744

Humboldt County, Nevada Revenue Bonds, Series 2016
3.550% due 10/01/2029	3,965	4,029

Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016
5.000% due 06/15/2031	1,465	1,466

Nevada State General Obligation Bonds, Series 2023
5.000% due 05/01/2040	10,000	11,070

Washoe County School District, Nevada General Obligation Bonds, Series 2023
4.125% due 06/01/2041	4,235	4,335

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	2,500	2,530

		42,433

NEW HAMPSHIRE 1.5%

New Hampshire Business Finance Authority Affordable Housing Bonds, Series 2024
4.150% due 10/20/2040	5,065	5,078

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	4,819	4,679

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
4.162% due 10/01/2051	1,382	1,366

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.166% due 01/20/2041 ~	6,226	6,131
4.220% due 11/20/2042	9,119	8,949
4.794% due 02/20/2041	8,361	8,700

New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2033	4,000	4,451
5.000% due 08/01/2034	1,700	1,903

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	5,125	5,723

		46,980

NEW JERSEY 1.9%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (e)	12,424	11,100

New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2027	975	976

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2036	2,500	2,744

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
3.150% due 12/01/2043	1,090	1,093
6.500% due 04/01/2056	2,380	2,655

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (b)	1,500	1,125

110	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	$1,380	$1,437

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	7,227
5.000% due 06/15/2037	10,985	12,163

Rutgers The State University of New Jersey Revenue Bonds, Series 2009
2.650% due 05/01/2039	4,000	4,000

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	7,870	8,163
5.000% due 06/01/2046	6,100	6,092

		58,775

NEW MEXICO 0.6%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	5,000	4,712

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	7,000	7,155

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	7,950	7,580

		19,447

NEW YORK 8.3%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	2,500	2,611

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2026
4.020% (SOFRRATE) due 08/25/2041 ~	6,490	6,429

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2040	1,665	1,846

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	1,800	1,844

New York City, New York General Obligation Bonds, Series 2015
3.050% due 06/01/2044	5,000	5,000

New York City, New York General Obligation Bonds, Series 2017
3.050% due 10/01/2046	14,200	14,200

New York City, New York General Obligation Bonds, Series 2018
3.050% due 12/01/2047	10,000	10,000

New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2030	2,005	2,149

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
2.800% due 06/15/2048	20,000	20,000

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2028	2,000	2,102

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,520	1,589

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
3.050% due 11/01/2042	20,000	20,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
2.900% due 08/01/2042	15,150	15,150

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
3.050% due 11/01/2044	8,000	8,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 08/01/2035	$2,000	$2,203
5.000% due 02/01/2040	2,450	2,638
5.250% due 08/01/2040	4,890	5,344

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023
5.000% due 02/01/2039	3,000	3,268

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
3.050% due 11/01/2054	2,700	2,700
5.000% due 11/01/2053	4,600	4,776

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 02/01/2045	6,900	7,517

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2037	2,000	2,222

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2037	4,500	5,014
5.000% due 05/01/2046	8,000	8,555
5.000% due 05/01/2047	4,000	4,227

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2035	1,000	1,149
5.000% due 11/01/2036	1,300	1,474
5.000% due 11/01/2037	4,500	5,070

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	7,510	7,765

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	1,000	1,141
5.000% due 11/15/2037	1,000	1,136

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 07/01/2048	6,000	6,113

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,845
4.000% due 03/15/2048	5,000	4,669

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	4,740	4,528

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2042	2,000	2,196

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2039	3,385	3,642
5.000% due 07/01/2040	1,500	1,603
5.000% due 03/15/2042	2,250	2,507

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	6,100	6,890

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	3,000	3,023

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (e)	6,500	5,981

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	4,300	4,770

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	4,900	5,515

New York Transportation Development Corp. Revenue Notes, Series 2020
5.000% due 12/01/2026	1,070	1,079

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	$2,940	$3,013

Schenectady County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.000% due 01/01/2047	4,310	4,311

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	5,000	5,207

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022
5.000% due 11/15/2032	4,200	4,711

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 12/01/2033	1,000	1,147

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	2,800	2,851

		255,720

NORTH CAROLINA 2.1%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
2.850% due 01/15/2037	17,765	17,765

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021
5.000% due 01/15/2049	2,000	2,192

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	2,967	3,013

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	3,335	3,628

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	4,100	4,650

North Carolina Medical Care Commission Revenue Bonds, Series 2004
2.700% due 11/01/2034	10,300	10,300

North Carolina Medical Care Commission Revenue Bonds, Series 2025
2.850% due 06/01/2055	7,800	7,800

North Carolina Medical Care Commission Revenue Notes, Series 2026
5.000% due 08/01/2035	9,400	10,693

North Carolina State Revenue Notes, Series 2025
5.000% due 03/01/2030	4,300	4,657

		64,698

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2036	1,050	1,146

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	2,650	2,894

		4,040

OHIO 2.9%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2038	1,830	1,843
4.000% due 06/01/2048	2,800	2,468
5.000% due 06/01/2035	1,000	1,059
5.000% due 06/01/2036	3,065	3,217

Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,235	1,257

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2039	1,000	1,113

Kent State University, Ohio Revenue Bonds, Series 2022
5.000% due 05/01/2033	510	565

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	111

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lorain Metropolitan Housing Authority, Ohio Revenue Notes,(HUD Insured), Series 2025
3.220% due 06/01/2029	$1,300	$1,304

Northeast Ohio Medical University Revenue Notes, Series 2021
5.000% due 12/01/2029	115	121

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	8,950	9,322

Ohio Air Quality Development Authority Revenue Notes, Series 2026
3.875% due 01/01/2036	2,600	2,613

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
3.000% due 01/01/2043	20,080	20,080

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2038	1,500	1,672
5.000% due 02/01/2039	1,750	1,941
5.000% due 02/01/2042	1,700	1,854

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	8,730	9,523

Ohio State Revenue Bonds, Series 2026
5.000% due 12/15/2037	5,870	6,616

Ohio State Revenue Notes, Series 2026
5.000% due 12/15/2035	6,425	7,360

Ohio Water Development Authority Revenue Bonds, Series 2023
5.000% due 12/01/2038	1,250	1,394

Ohio Water Development Authority Revenue Bonds, Series 2026
5.000% due 12/01/2042 (a)	2,700	3,040

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	5,000	5,208

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2036	380	425
5.000% due 12/01/2039	430	472
5.000% due 12/01/2040	410	449
5.000% due 12/01/2041	460	504

University of Cincinnati, Ohio Revenue Bonds, Series 2025
5.000% due 06/01/2041	2,765	3,039

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2031 (b)	845	700
0.000% due 12/01/2032 (b)	880	699

		89,858

OKLAHOMA 1.2%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,064
5.000% due 06/01/2037	1,100	1,220

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2036	4,000	4,521

Oklahoma City Public Property Authority Revenue Notes, Series 2026
5.000% due 06/01/2033	15,250	17,238
5.000% due 06/01/2034	7,470	8,538

Oklahoma Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2047	3,160	3,177

Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025
5.000% due 09/01/2032	1,600	1,789

		38,547

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.8%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	$1,500	$1,592
5.000% due 08/15/2036	1,500	1,585
5.000% due 08/15/2037	1,600	1,687

Multnomah County, Oregon School District No 1J Portland General Obligation Bonds, Series 2026
5.000% due 06/15/2043	7,165	7,995

Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2037	1,000	1,129
5.000% due 05/15/2038	2,250	2,530

Oregon Housing & Community Services Department State Revenue Bonds, Series 2025
3.125% due 07/01/2044	1,285	1,289

Oregon State Lottery Revenue Bonds, Series 2025
5.000% due 04/01/2036	1,440	1,660

Oregon State Lottery Revenue Notes, Series 2025
5.000% due 04/01/2034	1,390	1,599
5.000% due 04/01/2035	2,015	2,336

		23,402

PENNSYLVANIA 4.2%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.370% (MUNIPSA) due 11/15/2047 ~	10,000	9,945

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	7,350	7,269

Commonwealth of Pennsylvania General Obligation Bonds, Series 2026
5.000% due 04/01/2043	15,065	16,792

Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022
5.000% due 10/01/2033	5,000	5,623

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023
4.000% due 03/01/2035	1,100	1,151

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Notes, Series 2023
4.000% due 03/01/2033	600	628

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2042	4,060	3,901

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	2,750	2,849

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
2.900% due 05/15/2053	17,100	17,100

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	6,900	7,604

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2029	1,250	1,268
5.000% due 08/15/2046	5,070	5,116

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2038	5,285	5,830
5.250% due 11/01/2040	1,000	1,091

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.250% due 10/01/2054	1,040	1,127

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2043	2,000	1,956
5.000% due 12/01/2036	8,170	8,862

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2041	5,100	5,634
5.000% due 12/01/2043	4,000	4,388

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Turnpike Commission Revenue Notes, Series 2026
5.000% due 06/01/2035	$3,000	$3,435

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.000% due 09/01/2047	1,200	1,201

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2024
2.850% due 07/01/2054	3,000	3,000

Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
5.000% due 02/01/2031	2,500	2,666

Philadelphia, Pennsylvania General Obligation Bonds, Series 2021
4.000% due 05/01/2037	2,700	2,754

School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
4.000% due 09/01/2038	2,200	2,208

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	3,750	4,079

Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022
5.000% due 06/01/2031	1,000	1,106

		128,583

PUERTO RICO 1.6%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.162% (0.67*US0003M + 0.520%) due 07/01/2029 ~	930	917

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	66,900	25,009
0.000% due 07/01/2051 (b)	26,355	7,164
4.500% due 07/01/2034	8,671	8,672
5.000% due 07/01/2058	1,000	1,000

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	3,700	3,702
4.550% due 07/01/2040	4,200	4,214

		50,678

RHODE ISLAND 0.7%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2036	1,000	1,090

Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024
5.000% due 05/15/2034	6,500	7,139

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,007
5.000% due 06/01/2040	2,000	2,001

		21,237

SOUTH CAROLINA 0.7%

Charleston County, South Carolina Airport District Revenue Notes, Series 2024
5.000% due 07/01/2033	1,720	1,947

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	2,800	3,014

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2049	9,000	9,932

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.500% due 12/01/2054	3,000	3,208

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,175	1,302

112	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 12/01/2042	$1,500	$1,646

		21,049

SOUTH DAKOTA 0.1%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	3,305	3,292

TENNESSEE 1.4%

Knoxville’s Community Development Corp., Tennessee Revenue Bonds, Series 2025
3.150% due 05/01/2046	1,995	2,001

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2026
5.000% due 07/01/2037	2,150	2,419

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, Series 2026
5.000% due 07/01/2034	8,000	8,964
5.000% due 07/01/2036	3,500	3,959

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	856
5.000% due 07/01/2038	500	556

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	3,255	3,371

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025
5.000% due 11/15/2048	5,500	5,930

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	2,026

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,397

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	1,850	1,865

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,400	3,595

		41,939

TEXAS 15.3%

AG East Montgomery County, Texas Improvement District Sales Tax Revenue Bonds, (AGM Insured), Series 2024
4.000% due 08/15/2044	3,575	3,492

Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2040	4,000	4,410
5.000% due 02/15/2041	2,300	2,524

Arlington Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2015
4.000% due 02/15/2040	5,000	4,949

Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024
4.500% due 03/01/2043	3,750	3,816

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	1,700	1,713

Austin, Texas Electric Utility Revenue Bonds, Series 2017
4.000% due 11/15/2036	8,130	8,134

Bexar County, Texas General Obligation Bonds, Series 2017
4.000% due 06/15/2041	16,490	16,378

Board of Regents of the University of Texas System Revenue Bonds, Series 2024
5.000% due 08/15/2041	5,385	5,961

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Board of Regents of the University of Texas System Revenue Bonds, Series 2025
5.000% due 08/15/2036	$3,500	$4,022

Board of Regents of the University of Texas System Revenue Bonds, Series 2026
5.000% due 08/15/2039	10,000	11,429

Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002
0.000% due 08/15/2026 (b)	3,000	2,989

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	3,600	3,845

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.250% due 02/15/2044	4,450	4,810

Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/01/2042	5,000	4,982

Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2039	5,300	5,954

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,350	1,496

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2034	3,000	3,343

Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2024
4.350% due 10/01/2041	2,320	2,341

Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2025
4.450% due 04/01/2041	1,985	2,016

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	2,100	2,282

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2036	2,550	2,857

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2037	5,220	5,811

Ector County, Texas General Obligation Notes, Series 2024
5.000% due 02/15/2035	1,700	1,914

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	14,075	13,964

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	5,000	5,009

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	24,000	24,444

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	1,094	1,112

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	5,000	5,154

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
2.900% due 10/01/2041	13,400	13,400

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	6,000	6,334

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2041	7,800	8,576

Harris County, Texas Toll Road Revenue Bonds, Series 2023
5.000% due 08/15/2035	2,960	3,316

Harris County, Texas Toll Road Revenue Bonds, Series 2024
5.000% due 08/15/2037	5,000	5,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	$1,540	$1,687

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	3,300	3,446

Houston, Texas Combined Utility System Revenue Bonds, Series 2017
5.000% due 11/15/2038	4,015	4,089

Houston, Texas Hotel Occupancy Tax & Special Revenue Bonds, Series 2026
5.000% due 09/01/2038	2,700	3,009

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2029	1,435	1,492

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
4.000% due 02/15/2039	3,250	3,282

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,661
5.000% due 02/15/2038	2,000	2,205
5.000% due 02/15/2039	5,000	5,470

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	14,500	14,689

Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 02/01/2030	2,290	2,466

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2039	1,200	1,318

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	4,000	4,368

Lower Colorado River Authority, Texas Revenue Bonds, Series 2026
5.000% due 05/15/2040	3,300	3,661

Magnolia Independent School District, Texas General Obligation Bonds, Series 2023
5.000% due 08/15/2041	500	537

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,600	2,617

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2042	1,335	1,327
4.000% due 05/15/2044	720	699
5.000% due 05/15/2038	1,000	1,090
5.000% due 05/15/2039	1,000	1,085

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	2,000	1,959

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.250% due 08/15/2041	5,000	5,604

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2040	940	1,030

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2031	4,300	4,702

North Texas Tollway Authority Revenue Notes, Series 2024
5.000% due 01/01/2034	5,145	5,802

Pasadena Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	5,000	5,189

Permanent University Fund - University of Texas System Revenue Bonds, Series 2023
5.000% due 07/01/2040	1,090	1,198

Permanent University Fund - University of Texas System Revenue Bonds, Series 2024
5.000% due 07/01/2038	3,600	4,036

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	113

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prosper Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2041	$3,455	$3,787

San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds,Series 2024
4.550% due 03/01/2043	5,000	5,116

San Antonio Water System, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2039	4,200	4,707

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	2,500	2,474

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2036	3,500	3,971
5.000% due 02/01/2040	4,380	4,833
5.000% due 02/01/2041	3,000	3,292
5.250% due 02/01/2049	2,740	2,923

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025
3.080% due 02/01/2055	11,500	11,507

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	2,500	2,501

Tarrant County Housing Finance Corp. Texas Revenue Bonds,Series 2024
4.600% due 03/01/2043	2,000	2,060

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2053	5,000	5,493

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2064	6,400	7,084

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.700% due 11/15/2063	24,200	24,200

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	8,250	9,170

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.080% (TSFR3M) due 12/15/2026 ~	2,500	2,501

Texas Municipal Gas Acquisition & Supply Corp. V Revenue Notes, Series 2026
5.000% due 04/01/2036	23,400	24,772

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 06/30/2037	2,950	2,941

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2039	4,500	5,008
5.000% due 10/01/2042	5,790	6,379

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2040	2,000	2,212
5.000% due 03/15/2041	2,000	2,200

Texas Transportation Commission General Obligation Bonds, Series 2026
5.000% due 04/01/2038	6,000	6,862

Texas Transportation Commission General Obligation Notes, Series 2026
5.000% due 04/01/2033	10,000	11,329

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2046 (b)	2,950	1,108

Texas Transportation Finance Corp. Revenue Bonds, Series 2025
5.000% due 10/01/2042	5,000	5,523

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	8,400	8,519

Texas Water Development Board Revenue Bonds, Series 2023
4.600% due 10/15/2039	2,045	2,188

Texas Water Development Board Revenue Notes, Series 2022
5.000% due 10/15/2029	1,200	1,291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/15/2030	$1,775	$1,942

Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025
5.000% due 09/01/2028	500	510
5.000% due 09/01/2032	400	430

University of Houston, Texas Revenue Bonds, Series 2026
5.000% due 02/15/2037	4,285	4,863

		471,799

UTAH 0.2%

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	2,810	3,130

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	3,745	4,237

		7,367

VIRGINIA 1.3%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	3,000	3,200

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025
5.000% due 11/01/2035	4,000	4,549

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,021
5.000% due 07/01/2038	600	655

Loudoun County, Virginia Economic Development Authority Revenue Bonds, Series 2003
3.070% due 02/15/2038	8,600	8,600

Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2026
5.000% due 01/01/2043	3,850	4,149

Virginia Commonwealth Transportation Board Revenue Notes, Series 2026
5.000% due 05/15/2034	5,180	5,930

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	3,300	3,303

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2060	6,500	7,191

		38,598

WASHINGTON 3.3%

Energy Northwest, Washington Revenue Bonds, Series 2022
5.000% due 07/01/2035	3,000	3,331

Energy Northwest, Washington Revenue Bonds, Series 2025
5.000% due 07/01/2041	3,500	3,903

Energy Northwest, Washington Revenue Bonds, Series 2026
5.000% due 07/01/2042	7,930	8,880

Energy Northwest, Washington Revenue Notes, Series 2026
5.000% due 07/01/2036	7,400	8,624

Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023
5.000% due 01/01/2036	1,265	1,406

Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020
4.000% due 12/01/2037	2,135	2,167

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017
4.000% due 09/01/2037	5,000	5,018

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	1,884

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	2,000	1,919

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Health Care Facilities Authority Revenue Bonds, Series 2025
5.000% due 09/01/2043	$2,185	$2,337

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2030	3,200	3,449

Washington Higher Education Facilities Authority Revenue Bonds, Series 2017
4.000% due 05/01/2037	3,055	3,022

Washington State General Obligation Bonds, Series 2026
5.000% due 08/01/2037	2,500	2,881
5.000% due 08/01/2048	6,910	7,432
5.000% due 08/01/2049	19,600	21,010

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2037	1,500	1,628

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	4,083	3,835

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.221% due 03/01/2050	4,634	4,562

Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.949% due 11/20/2041	10,116	9,855

Washington State Housing Finance Commission Revenue Bonds,Series 2024
4.400% due 03/01/2043	4,500	4,539

Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025
5.000% due 07/01/2035	1,000	1,100

		102,782

WEST VIRGINIA 0.1%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041	2,400	2,633

WISCONSIN 1.3%

Franklin Public School District, Wisconsin General Obligation Bonds, Series 2025
5.000% due 04/01/2040	6,180	6,749

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	2,250	2,325

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
2.950% due 10/01/2055	11,900	11,900

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2030	265	274

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
3.050% due 04/01/2048	7,150	7,150

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	4,440	4,231

Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020
0.000% due 12/15/2028 (b)	1,075	997

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,015	1,857

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2040	2,000	1,990

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2029	1,925	2,016

		39,489

Total Municipal Bonds & Notes (Cost $2,781,367)		2,831,052

114	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.5%

Federal Home Loan Mortgage Corp.
2.820% due 12/01/2033	$4,478	$4,125
3.180% due 09/01/2033	2,582	2,441
3.800% due 01/01/2040	9,769	9,274

Total U.S. Government Agencies (Cost $16,002)		15,840

U.S. TREASURY OBLIGATIONS 6.2%

U.S. Treasury Notes
3.375% due 02/29/2028	68,900	68,047
3.500% due 02/28/2031	56,500	54,847
4.125% due 03/31/2031	4,700	4,683
4.250% due 02/28/2031	26,400	26,448
4.625% due 04/30/2031	35,100	35,733

Total U.S. Treasury Obligations (Cost $191,498)		189,758

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

City of Dallas Housing Finance Corp.
4.625% due 10/01/2043	$2,900	$3,001

Multifamily Tax-Exempt Mortgage-Backed Bonds
4.500% due 08/01/2041	988	1,012

San Antonio Housing Trust Public Facility Corp.
4.450% due 04/01/2043	3,000	3,036

Total Non-Agency Mortgage-Backed Securities (Cost $6,887)		7,049

	SHARES
SHORT-TERM INSTRUMENTS 0.7%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	2,974,195	2,974

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.6%

Federal Home Loan Bank Discount Notes
3.659% due 09/09/2026 (b)(c)	$16,900	$16,778
3.679% due 09/09/2026 (b)(c)	1,100	1,092

		17,870

Total Short-Term Instruments (Cost $20,850)		20,844

Total Investments in Securities (Cost $3,016,604)		3,064,543

Total Investments 99.3% (Cost $3,016,604)		$3,064,543

Other Assets and Liabilities, net 0.7%		22,312

Net Assets 100.0%		$3,086,855

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity
(d)	Coupon represents a 7-Day Yield.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	11/28/2023	$11,095	$11,100	0.36%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.614	08/25/2041	03/19/2024	6,682	6,898	0.22
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/28/2023	5,843	5,981	0.19

				$23,620	$23,979	0.77%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$140,453	$0	$140,453
Alaska	0	6,299	0	6,299
Arizona	0	37,297	0	37,297
California	0	135,949	0	135,949
Colorado	0	41,667	0	41,667
Connecticut	0	61,779	0	61,779
District of Columbia	0	59,535	0	59,535
Florida	0	100,776	0	100,776
Georgia	0	75,836	0	75,836
Idaho	0	5,286	0	5,286

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Illinois	$0	$115,045	$0	$115,045
Indiana	0	44,917	0	44,917
Iowa	0	4,126	0	4,126
Kansas	0	2,210	0	2,210
Kentucky	0	34,874	0	34,874
Louisiana	0	28,827	0	28,827
Maryland	0	66,079	0	66,079
Massachusetts	0	59,096	0	59,096
Michigan	0	82,060	0	82,060
Minnesota	0	38,533	0	38,533
Mississippi	0	3,941	0	3,941
Missouri	0	16,601	0	16,601

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	115

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)	June 30, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Montana	$0	$1,732	$0	$1,732
Multi-State	0	90,837	0	90,837
Nebraska	0	3,951	0	3,951
Nevada	0	42,433	0	42,433
New Hampshire	0	46,980	0	46,980
New Jersey	0	58,775	0	58,775
New Mexico	0	19,447	0	19,447
New York	0	255,720	0	255,720
North Carolina	0	64,698	0	64,698
North Dakota	0	4,040	0	4,040
Ohio	0	89,858	0	89,858
Oklahoma	0	38,547	0	38,547
Oregon	0	23,402	0	23,402
Pennsylvania	0	128,583	0	128,583
Puerto Rico	0	50,678	0	50,678
Rhode Island	0	21,237	0	21,237
South Carolina	0	21,049	0	21,049

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
South Dakota	$0	$3,292	$0	$3,292
Tennessee	0	41,939	0	41,939
Texas	0	471,799	0	471,799
Utah	0	7,367	0	7,367
Virginia	0	38,598	0	38,598
Washington	0	102,782	0	102,782
West Virginia	0	2,633	0	2,633
Wisconsin	0	39,489	0	39,489
U.S. Government Agencies	0	15,840	0	15,840
U.S. Treasury Obligations	0	189,758	0	189,758
Non-Agency Mortgage-Backed Securities	0	7,049	0	7,049
Short-Term Instruments
Mutual Funds	2,974	0	0	2,974
Short-Term Notes	0	17,870	0	17,870

Total Investments	$2,974	$3,061,569	$0	$3,064,543

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

116	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.2%

U.S. GOVERNMENT AGENCIES 155.5%

Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032 - 09/01/2046	$409	$376
3.000% due 10/01/2026 - 08/01/2046	2,328	2,167
3.050% due 03/01/2032	221	206
3.500% due 12/01/2033 - 12/01/2048	382	354
4.000% due 07/01/2042 - 06/01/2051	9,188	8,660
4.400% due 06/01/2030	82	81
4.500% due 04/01/2039 - 06/01/2052	6,374	6,125
5.000% due 09/01/2033 - 03/01/2056	141,391	139,957
5.500% due 11/01/2030 - 07/01/2056	151,400	153,421
5.750% due 04/01/2035 •	4	4
5.760% due 04/01/2035 •	7	7
5.815% due 02/01/2035 •	1	1
5.875% due 11/01/2031 - 02/01/2035 •	3	3
5.893% due 01/01/2034 •	2	2
5.977% due 01/01/2035 •	3	3
6.000% due 08/01/2026 - 10/01/2055	62,224	64,567
6.025% due 03/01/2035 •	1	1
6.081% due 10/01/2039 •	116	120
6.122% due 06/01/2035 •	6	6
6.145% due 09/01/2035 •	33	34
6.151% due 08/01/2036 •	2	2
6.247% due 02/01/2035 •	3	3
6.372% due 09/01/2034 •	48	50
6.429% due 11/01/2036 •	53	55
6.500% due 05/01/2045 - 09/01/2055	15,717	16,390

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~	3,004	2,912
4.228% due 10/25/2034 ~	800	782

Federal Home Loan Mortgage Corp. REMICS
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	800	507
0.647% due 11/15/2040 •	105	82
1.173% due 05/15/2041 •	178	168
1.783% due 10/15/2037 ~(a)	8	0
1.846% due 10/15/2037 ~(a)	4	0
1.933% due 03/15/2037 ~(a)	8	0
1.970% due 05/15/2037 ~(a)	7	0
2.000% due 11/25/2050 (a)	362	48
2.030% due 11/15/2036 ~(a)	24	1
2.118% due 11/15/2038 ~(a)	25	1
2.139% due 08/15/2041 ~(a)	8	0
2.149% due 10/15/2041 ~(a)	21	1
2.179% due 02/15/2038 ~(a)	14	1
2.205% due 06/15/2038 ~(a)	21	1
2.382% due 05/15/2035 •	82	80
2.410% due 08/15/2036 ~(a)	12	1
2.493% due 01/15/2043 •(a)	778	82
2.500% due 01/15/2045	103	95
3.000% due 05/15/2044	188	130
3.957% due 05/15/2035 •	11	11
4.000% due 03/15/2042	497	440
4.000% due 09/15/2045 - 04/15/2046 (a)	630	88
4.114% due 04/15/2038 •	145	144
4.157% due 12/15/2031 •	14	14
4.207% due 09/15/2030 - 06/15/2042 •	129	130
4.478% due 05/25/2054 •	764	768
4.498% due 12/25/2055 •	6,154	6,173
4.500% due 09/25/2049 (a)	7,727	1,214
4.528% due 09/25/2055 - 12/25/2055 •	14,544	14,640
4.578% due 04/25/2054 - 09/25/2055 •	22,853	23,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.628% due 02/25/2055 - 03/25/2055 •	$26,096	$26,101
4.707% due 11/15/2037 •	112	114
4.728% due 07/25/2054 - 11/25/2054 •	13,579	13,634
4.748% due 08/25/2054 •	1,092	1,102
4.778% due 01/25/2055 •	1,306	1,321
4.828% due 10/25/2054 - 08/25/2055 •	23,742	24,037
4.878% due 05/25/2055 •	937	946
4.928% due 11/25/2054 - 03/25/2055 •	17,753	17,803
4.948% due 03/25/2055 •	209	211
4.978% due 03/25/2055 •	3,357	3,392
5.028% due 02/25/2055 - 05/25/2055 •	2,121	2,146
5.128% due 05/25/2055 - 06/25/2055 •	1,569	1,594
5.178% due 05/25/2055 •	810	824
5.500% due 09/15/2035	141	137
5.500% due 10/15/2035 (a)	33	4
6.500% due 05/15/2028 - 03/15/2029	86	86
7.000% due 05/15/2037	303	321

Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)	2,885	446
3.500% due 01/15/2043 - 08/15/2045 (a)	318	52
4.114% due 10/15/2037 •	37	37
4.778% due 05/25/2054 •	2,237	2,259
5.000% due 06/25/2053 (a)	6,531	1,369

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 02/25/2045 •	52	51

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	268	230
3.500% due 12/25/2046	210	184

Federal National Mortgage Association
2.500% due 06/01/2028 - 12/01/2046	264	235
3.000% due 10/01/2026 - 07/01/2060	3,620	3,298
3.500% due 05/01/2034 - 01/01/2057	13,870	12,789
3.800% due 10/01/2029	735	721
4.000% due 06/01/2033 - 07/01/2056	30,165	28,562
4.140% due 04/01/2028	154	153
4.160% due 10/01/2032	610	596
4.190% due 07/01/2030	1,920	1,900
4.280% due 02/01/2030 - 01/01/2031	3,196	3,169
4.300% due 12/01/2032	2,400	2,358
4.350% due 12/01/2029 - 12/01/2032	3,705	3,666
4.370% due 11/01/2032	3,229	3,194
4.380% due 01/01/2031	714	708
4.385% due 07/01/2030	2,337	2,329
4.400% due 01/01/2032	630	626
4.430% due 11/01/2032	3,000	2,976
4.450% due 08/01/2030	2,861	2,864
4.490% due 04/01/2033	200	198
4.500% due 07/01/2032 - 04/01/2059	32,697	32,016
4.510% due 10/01/2032 - 11/01/2032	8,112	8,086
4.590% due 03/01/2031	1,494	1,495
4.620% due 11/01/2030	6,124	6,154
4.660% due 11/01/2030	2,260	2,267
4.680% due 06/01/2030 - 11/01/2030	9,774	9,816
4.700% due 07/01/2030 - 05/01/2035	4,014	4,035
4.720% due 03/01/2030	4,707	4,731
4.730% due 08/01/2030	1,700	1,707
4.740% due 04/01/2030	1,200	1,204
4.750% due 09/01/2030	2,134	2,152
4.770% due 12/01/2029	90	90

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 09/01/2032	$4,542	$4,589
4.860% due 12/01/2027 - 05/01/2035	3,212	3,243
4.870% due 05/01/2035	200	203
4.900% due 09/01/2030	2,535	2,573
4.930% due 09/01/2030	1,545	1,568
4.950% due 12/01/2035	2,731	2,757
4.960% due 09/01/2032	1,362	1,384
4.967% due 08/01/2042 - 10/01/2044 •	178	179
4.970% due 05/01/2035	4,773	4,841
4.980% due 05/01/2035	3,900	3,974
4.990% due 01/01/2033	1,455	1,483
5.000% due 09/01/2049 - 06/01/2056	47,734	47,256
5.040% due 08/01/2030	2,087	2,128
5.050% due 03/01/2030	14,677	14,937
5.050% due 02/01/2036 •	81	82
5.110% due 11/01/2030	1,811	1,846
5.140% due 02/01/2035	3,500	3,613
5.160% due 03/01/2030	10,377	10,588
5.180% due 05/01/2035	1,971	2,032
5.200% due 11/01/2030 - 05/01/2035	3,203	3,307
5.210% due 05/01/2035	1,087	1,121
5.230% due 05/01/2033 - 05/01/2035	2,803	2,886
5.250% due 02/01/2031	623	638
5.265% due 08/01/2027 •	2	2
5.280% due 07/01/2030	937	961
5.390% due 11/01/2035 •	9	9
5.441% due 03/01/2035 •	2	2
5.500% due 09/01/2034 - 06/01/2056	68,342	69,133
5.536% due 01/01/2035 •	6	6
5.550% due 05/01/2035 •	1	1
5.590% due 12/01/2034 - 03/01/2035 •	2	2
5.597% due 05/01/2035 •	18	19
5.598% due 02/01/2035 •	9	9
5.620% due 01/01/2035 •	16	17
5.624% due 04/01/2033 •	5	6
5.652% due 02/01/2035 •	2	2
5.690% due 09/01/2041 •	19	19
5.705% due 01/01/2035 •	3	3
5.724% due 01/01/2035 •	11	11
5.743% due 01/01/2035 •	4	4
5.782% due 02/01/2035 •	4	4
5.785% due 03/01/2035 •	1	1
5.795% due 12/01/2034 •	3	3
5.810% due 06/01/2031	1,700	1,741
5.830% due 02/01/2035 •	3	3
5.870% due 02/01/2035 •	4	4
5.904% due 07/01/2035 •	2	2
5.915% due 02/01/2042 •	12	13
5.925% due 04/01/2035 •	11	11
5.975% due 05/01/2035 •	9	9
5.984% due 01/01/2036 •	39	41
6.000% due 10/01/2032 - 01/01/2056	70,476	73,080
6.002% due 02/01/2035 •	2	2
6.010% due 10/01/2028 •	1	1
6.040% due 10/01/2035 •	3	3
6.070% due 05/01/2035 •	18	18
6.073% due 07/01/2035 •	4	4
6.081% due 11/01/2034 •	2	2
6.100% due 10/01/2035 •	1	1
6.108% due 11/01/2048 •	78	81
6.134% due 10/01/2037 •	170	177
6.155% due 11/01/2035 •	6	6
6.175% due 09/01/2034 •	18	18
6.224% due 05/01/2038 •	114	118
6.236% due 07/01/2035 •	11	12
6.255% due 10/01/2032 •	65	65
6.487% due 09/01/2035 •	9	9
6.500% due 11/01/2028 - 09/01/2055	19,595	20,552
7.000% due 06/01/2035	1	1

Federal National Mortgage Association Interest STRIPS
2.000% due 04/25/2052 (a)	10,435	1,312

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	117

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 05/25/2036 - 12/25/2040 (a)	$1,751	$328
6.000% due 01/25/2037 - 11/25/2040 (a)	849	165
6.500% due 04/25/2038 (a)	9	2

Federal National Mortgage Association REMICS
0.000% due 07/25/2043 •	328	212
0.200% due 02/25/2043 •(a)	95	1
0.440% due 04/25/2043 - 06/25/2043 •	312	236
0.684% due 10/25/2045 •	73	47
1.639% due 07/25/2044 ~(a)	31	1
1.687% due 07/25/2052 ~(a)	31	1
1.700% due 10/25/2046 ~(a)	9	0
1.854% due 09/25/2045 ~(a)	17	1
1.858% due 06/25/2044 •(a)	152	6
1.880% due 07/25/2044 ~(a)	28	2
1.962% due 07/25/2045 ~(a)	115	6
1.964% due 04/25/2055 ~(a)	52	2
1.981% due 03/25/2045 ~(a)	72	4
2.000% due 08/25/2042	472	406
2.009% due 01/25/2045 ~(a)	18	1
2.022% due 08/25/2044 ~(a)	21	2
2.050% due 08/25/2054 ~(a)	46	2
2.258% due 11/25/2049 •(a)	61	7
2.260% due 08/25/2055 ~(a)	29	1
2.500% due 02/25/2051 (a)	519	86
2.843% due 11/25/2035 •(a)	198	13
3.000% due 07/25/2045	103	81
3.000% due 04/25/2046 (a)	88	9
3.500% due 03/25/2044 - 12/25/2047	261	250
3.500% due 04/25/2046 (a)	21	2
3.787% due 12/25/2036 •	231	227
3.847% due 03/25/2034 •	11	11
3.877% due 08/25/2034 •	1	1
4.000% due 03/25/2041 - 11/25/2045	502	414
4.042% due 12/25/2048 •	252	249
4.142% due 03/25/2049 •	159	158
4.192% due 07/25/2036 •	118	117
4.214% due 08/25/2050 •	82	82
4.242% due 03/25/2032 •	25	25
4.402% due 04/25/2037 •	160	157
4.492% due 04/25/2035 •	120	121
4.500% due 11/25/2039	53	49
4.528% due 01/25/2055 •	961	965
4.628% due 03/25/2055 - 11/25/2055 •	21,352	21,390
4.728% due 11/25/2055 - 04/25/2056 •	15,561	15,613
4.742% due 04/25/2032 •	15	15
4.778% due 08/25/2055 •	1,749	1,768
4.828% due 04/25/2055 - 11/25/2055 •	6,333	6,389
4.878% due 05/25/2054 - 10/25/2055 •	9,228	9,292
4.888% due 09/25/2054 •	5,370	5,408
4.928% due 07/25/2054 - 03/25/2055 •	989	997
4.978% due 01/25/2055 •	830	839
5.028% due 08/25/2054 - 02/25/2055 •	31,213	31,558
5.078% due 06/25/2054 •	603	611
5.128% due 01/25/2055 •	590	598
6.039% due 05/25/2035 ~	15	15
6.500% due 01/25/2032	7	7
8.000% due 07/25/2034	124	131

Federal National Mortgage Association REMICS Trust
3.862% due 06/25/2033 •	6	6
3.872% due 06/25/2032 •	21	21
3.912% due 11/25/2032 •	5	5

Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)	1,691	68
2.944% due 07/25/2039	88	80

Government National Mortgage Association
2.000% due 03/20/2043	55	46
3.000% due 02/15/2043 - 03/20/2052	22,249	19,836

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 02/15/2042 - 02/20/2056	$78,108	$70,279
4.000% due 03/15/2045 - 10/20/2050	9,169	8,648
4.070% due 01/15/2050	1,076	968
4.500% due 07/15/2039 - 07/20/2052	3,467	3,351
5.000% due 11/20/2034 - 06/20/2056	6,091	6,063
5.500% due 09/15/2033 - 12/15/2039	51	53
6.000% due 05/20/2042 - 01/20/2056	12,838	13,097
6.500% due 11/15/2028 - 04/20/2055	203	211

Government National Mortgage Association REMICS
0.000% due 12/20/2036 (b)(d)	68	56
0.619% due 09/20/2045 •	138	88
1.055% due 09/20/2045 ~(a)	55	2
1.124% due 11/20/2045 ~(a)	46	2
1.126% due 06/20/2043 ~(a)	39	2
1.159% due 12/20/2045 ~(a)	41	2
1.511% due 06/20/2042 ~(a)	40	2
1.561% due 06/20/2042 ~(a)	37	1
1.590% due 08/20/2045 •	85	71
3.000% due 05/20/2047 - 11/20/2067	362	296
3.500% due 08/20/2042 - 05/20/2049 (a)	471	50
3.909% due 11/20/2067 •	141	141
4.000% due 06/20/2045 (a)	258	45
4.061% due 05/20/2068 •	273	272
4.111% due 02/20/2068 - 04/20/2070 •	104	104
4.181% due 06/20/2070 •	237	235
4.191% due 05/20/2065 •	2	2
4.225% due 04/20/2065 •	197	197
4.241% due 03/20/2061 •	3	3
4.259% due 02/20/2074 •	465	466
4.276% due 10/20/2062 •	72	71
4.279% due 04/20/2072 •	964	968
4.309% due 08/20/2075 •	9,612	9,649
4.339% due 02/20/2073 •	7,241	7,290
4.359% due 11/20/2075 - 01/20/2076 •	14,473	14,593
4.361% due 05/20/2069 •	283	284
4.391% due 01/20/2068 •	824	826
4.399% due 04/20/2074 •	454	458
4.401% due 01/20/2065 •	8	8
4.409% due 08/20/2072 - 08/20/2074 •	1,038	1,047
4.411% due 09/20/2069 •	203	204
4.441% due 11/20/2065 •	87	87
4.449% due 04/20/2075 •	1,597	1,615
4.479% due 02/20/2073 •	470	476
4.481% due 09/20/2063 - 01/20/2069 •	97	97
4.491% due 12/20/2068 •	71	71
4.500% due 06/20/2043	91	86
4.509% due 08/20/2054 - 07/20/2074 •	2,309	2,332
4.511% due 09/20/2065 •	240	241
4.539% due 01/20/2074 •	872	886
4.561% due 01/20/2066 - 09/20/2066 •	76	77
4.589% due 09/20/2073 •	448	455
4.609% due 12/20/2073 •	1,403	1,426
4.629% due 12/20/2072 •	391	398
4.659% due 08/20/2053 •	337	340
4.661% due 01/20/2066 •	12	12
4.709% due 03/20/2054 •	285	286
4.712% due 10/20/2067 •	572	575
4.759% due 11/20/2054 - 12/20/2070 •	2,545	2,560
4.761% due 04/20/2063 - 03/20/2066 •	524	528
4.809% due 03/20/2054 •	285	287
4.811% due 07/20/2070 - 08/20/2070 •	2,328	2,368
4.861% due 06/20/2068 •	141	142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.911% due 03/20/2066 •	$23	$23
4.927% due 08/20/2068 •	233	234
4.959% due 07/20/2055 •	17,239	17,440
5.011% due 10/20/2070 •	576	591
5.029% due 02/20/2073 •	1,003	1,032
5.061% due 09/20/2063 •	16	16
5.500% due 08/20/2035	34	35

Government National Mortgage Association, TBA
2.000% due 07/01/2056 - 08/01/2056	34,800	28,509
2.500% due 08/01/2056	48,100	41,052
3.500% due 07/01/2056 - 08/01/2056	28,000	25,143
4.000% due 08/01/2056	30,500	28,337
4.500% due 07/01/2056	15,500	14,890
5.000% due 08/01/2056	52,400	51,611
5.500% due 07/01/2056 - 08/01/2056	44,700	44,876
6.000% due 09/01/2056	22,100	22,512
6.500% due 07/01/2056 - 08/01/2056	57,100	59,103

Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2041 - 08/01/2056	73,935	59,611
2.500% due 08/01/2041 - 08/01/2056	38,300	32,104
3.000% due 08/01/2041 - 08/01/2056	125,900	110,871
3.500% due 07/01/2041 - 08/01/2056	19,150	17,414
4.000% due 08/01/2041 - 08/01/2056	30,100	28,158
4.500% due 08/01/2041 - 08/01/2056	56,790	54,493
5.000% due 07/01/2041 - 08/01/2056	91,350	89,871
5.500% due 07/01/2056 - 08/01/2056	12,000	12,027
6.000% due 07/01/2041 - 09/01/2056	166,400	169,614

Total U.S. Government Agencies (Cost $2,156,254)		2,155,508

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	310	311

Banc of America Funding Trust
4.334% due 05/20/2035 •	16	16
4.727% due 01/20/2047 ~	73	64

Bank of America Mortgage Trust
5.750% due 07/20/2032 ~	1	1

Chase Mortgage Finance Corp.
4.828% due 01/25/2057 ~	1,912	1,915

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 01/25/2035 •	2	2

CHL Mortgage Pass-Through Trust
3.549% due 04/25/2035 ~	196	124
4.343% due 04/25/2035 •	6	6
4.463% due 02/25/2036 •	1	1
4.683% due 09/25/2034 •	27	24
5.677% due 06/19/2031 ~	9	9

Citigroup Mortgage Loan Trust, Inc.
4.563% due 08/25/2035 •	31	31
6.500% due 06/25/2054 ~	99	101

COMM Mortgage Trust
5.040% due 12/15/2038 •	1,439	1,430

Countrywide Alternative Loan Trust
4.154% due 07/20/2046 •	26	23
4.183% due 05/25/2035 •	97	94
4.263% due 09/25/2046 •	406	345
4.263% due 10/25/2046 •	29	27
4.443% due 10/25/2046 •	224	199

CSMC Trust
2.500% due 07/25/2056 ~	129	107

GreenPoint Mortgage Funding Trust
4.163% due 10/25/2046 •	103	98

118	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.163% due 12/25/2046 •	$134	$139
4.303% due 04/25/2036 •	36	33
4.443% due 10/25/2046 •	339	276

GS Mortgage Securities Corp. Trust
4.823% due 07/15/2031 •	1,100	1,012

GSR Mortgage Loan Trust
4.283% due 08/25/2046 •	173	36

HarborView Mortgage Loan Trust
4.234% due 03/19/2036 •	16	15

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	428	417

IndyMac INDX Mortgage Loan Trust
4.163% due 06/25/2046 •	39	36
4.163% due 11/25/2046 •	94	93

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	649	561
4.262% due 08/25/2051 •	1,719	1,594
4.663% due 11/25/2049 •	33	32
4.828% due 04/25/2066 ~	3,465	3,477

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	331	306
4.250% due 09/29/2046 «	617	562

La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042 «•	368	357

MASTR Alternative Loan Trust
4.163% due 03/25/2036 •	950	77

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.440% due 11/15/2031 •	6	6

MFA Trust
1.381% due 04/25/2065 ~	47	46

Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •	6,500	6,516

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	259	249
4.562% due 09/25/2051 •	680	640

OBX Trust
3.000% due 01/25/2052 ~	304	261
5.610% due 11/25/2064 ~	2,457	2,464

RALI Trust
4.163% due 12/25/2046 •	76	69
4.208% due 08/25/2035 ~	139	43
4.223% due 05/25/2037 •	15	13
4.303% due 05/25/2046 •	55	42

Sequoia Mortgage Trust
4.454% due 10/19/2026 •	6	6
5.112% due 04/25/2056 •	579	579

Structured Asset Mortgage Investments Trust
4.414% due 09/19/2032 •	1	1

Thornburg Mortgage Securities Trust
4.711% due 10/25/2046 •	24	23

Towd Point Mortgage Trust
4.763% due 05/25/2058 •	80	81

WaMu Mortgage Pass-Through Certificates Trust
4.763% due 07/25/2044 •	24	24
4.813% due 12/25/2045 •	239	215

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.464% due 12/25/2046 •	$91	$77

Total Non-Agency Mortgage-Backed Securities (Cost $26,191)		25,306

ASSET-BACKED SECURITIES 3.1%

CMBS OTHER 0.1%

INCREF LLC
5.050% due 01/19/2044 •	1,600	1,601

HOME EQUITY OTHER 0.4%

Amortizing Residential Collateral Trust
4.463% due 10/25/2031 •	2	2

Centex Home Equity Loan Trust
4.063% due 01/25/2032 •	3	3

Citigroup Mortgage Loan Trust, Inc.
4.083% due 12/25/2036 •	499	279

Countrywide Asset-Backed Certificates
4.263% due 03/25/2037 •	25	25

Countrywide Asset-Backed Certificates Trust
4.043% due 04/25/2047 •	52	50

EMC Mortgage Loan Trust
5.263% due 08/25/2040 •	27	27

GSAA Home Equity Trust
4.363% due 03/25/2037 •	162	64

GSAMP Trust
4.023% due 12/25/2046 •	360	189

Home Equity Asset Trust
4.363% due 11/25/2032 •	3	2

HSI Asset Securitization Corp. Trust
4.043% due 01/25/2037 •	244	187

JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	3,738	3,697

Morgan Stanley ABS Capital I, Inc. Trust
3.833% due 10/25/2036 •	364	189

Saxon Asset Securities Trust
5.513% due 12/25/2037 •	146	129

		4,843

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •	466	123

OTHER ABS 2.6%

ARES LXV CLO Ltd.
4.787% due 07/25/2034 •	1,700	1,701

Bain Capital Credit CLO Ltd.
4.840% due 07/17/2035 •	2,000	2,002

Benefit Street Partners CLO XXII Ltd.
4.825% due 04/20/2035 •	2,100	2,101

Birch Grove CLO Ltd.
5.270% due 07/17/2037 •	4,700	4,713

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canyon CLO Ltd.
4.773% due 10/15/2034 •	$1,400	$1,402

Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •	2,200	2,202

Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •	626	627

Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •	2,100	2,102

KKR CLO 42 Ltd.
4.825% due 07/20/2034 •	2,800	2,803

Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •	2,700	2,703

Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •	1,500	1,502

Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •	2,200	2,203

Symphony CLO XXXII Ltd.
4.816% due 10/23/2035	2,800	2,803

Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •	2,324	2,326

Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •	2,300	2,302

Wind River CLO Ltd.
4.785% due 07/20/2034 •	2,700	2,703

		36,195

Total Asset-Backed Securities (Cost $43,230)		42,762

	SHARES
SHORT-TERM INSTRUMENTS 1.8%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (e)	944,533	945

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (f) 1.4%

		19,000

U.S. TREASURY BILLS 0.3%
3.687% due 07/09/2026 - 09/24/2026 (c)(d)(i)	$5,057	5,040

Total Short-Term Instruments (Cost $24,985)		24,985

Total Investments in Securities (Cost $2,250,660)		2,248,561

Total Investments 162.2% (Cost $2,250,660)		$2,248,561

Financial Derivative Instruments (g)(h) 1.1% (Cost or Premiums, net $17,973)		15,434

Other Assets and Liabilities, net (63.3)%		(878,064)

Net Assets 100.0%		$1,385,931

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	119

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	3.660%	06/30/2026	07/01/2026	$19,000	U.S. Treasury Notes 1.500% due 01/31/2027	$(19,381)	$19,000	$19,002

Total Repurchase Agreements						$(19,381)	$19,000	$19,002

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.6)%
Uniform Mortgage-Backed Security, TBA	3.000%	07/01/2056	$3,500	$(3,076)	$(3,107)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056	22,900	(22,785)	(22,925)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056	50,200	(51,843)	(51,872)

Total Short Sales (5.6)%				$(77,704)	$(77,904)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$19,002	$0	$0	$0	$19,002	$(19,381)	$(379)

Total Borrowings and Other Financing Transactions	$19,002	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(98,941) at a weighted average interest rate of 3.938%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	173	$19,011	$153	$0	$(51)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	9	963	4	0	(2)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	102	11,472	150	0	(40)

Total Futures Contracts				$307	$0	$(93)

120	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$2,300	$(27)	$40	$13	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	20,900	938	(234)	704	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	5,500	(183)	227	44	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	8,600	426	(121)	305	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	14,800	(366)	525	159	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	10/16/2032	5,000	(27)	184	157	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	18,200	(410)	598	188	65	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	4,200	(74)	120	46	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.724	Annual	05/20/2033	10,900	(33)	(105)	(138)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/02/2033	2,600	18	(13)	5	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	2,300	(52)	90	38	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	12,600	940	(237)	703	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	15,800	430	463	893	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	21,900	(193)	643	450	103	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	4,800	(34)	133	99	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	7,600	(216)	223	7	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	8,800	90	107	197	45	0

Total Swap Agreements						$1,227	$2,643	$3,870	$591	$(40)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$591	$591	$0		$(93)		$(40)	$ (133)

Cash of $8,103 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.480%	07/14/2026	22,300	$ 181	$1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	6,800	19	13
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	26,500	21	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	2,700	8	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	31,300	52	43
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	15,600	32	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	1,400	124	98
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	1,400	124	120
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	1,400	125	107
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	1,400	125	114
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	6,000	536	447
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	3,000	271	250
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	6,000	539	494
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	3,000	270	233
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	2,800	246	210
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	2,800	246	230
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.623	08/20/2035	50,500	4,383	4,094
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,200	190	183
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,200	190	166
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	4,700	13	6
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	5,000	35	8

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	121

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135%	09/14/2026	5,800	$75	$1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	5,800	75	123
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	2,900	258	207
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	2,900	258	246
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	1,600	146	131
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	1,600	146	124
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	1,600	144	125
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	1,600	144	128
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	2,200	197	167
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	2,200	197	180
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	5,600	497	444
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	2,800	249	221
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	4,200	369	320
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	4,200	369	342
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.628	08/20/2035	55,000	4,764	4,243
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	6,600	48	9
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	6,300	26	18
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	3,500	14	9
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	6,000	32	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.516	08/19/2026	4,700	30	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	2,100	4	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	23,300	87	59
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	1,500	133	107
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	1,500	133	127
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	1,500	134	113
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	1,500	134	123
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	1,600	144	113
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	1,600	144	137
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,800	241	233
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,800	241	212
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	2,100	7	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	5,300	14	9
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	3,800	12	7
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	12,800	34	32
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	2,600	229	200
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	2,600	229	210

Total Purchased Options							$17,688	$15,598

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.780%	07/14/2026	23,800	$(181)	$(249)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	5,700	(12)	0

							$(193)	$(249)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.469	09/04/2026	4,000	$(9)	$(7)

	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	99.422	09/08/2026	4,000	(7)	(8)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	11,500	(48)	(5)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	13,000	(26)	(24)

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	92.891	07/06/2026	16,000	(64)	(8)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	95.125	07/06/2026	10,000	(16)	0

	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	4,500	(24)	(2)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	94.906	08/06/2026	6,500	(21)	(8)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	9,000	(18)	(8)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.219	08/06/2026	13,000	(37)	(11)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	7,000	(14)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	14,000	(42)	(42)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	8,000	(42)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	13,000	(35)	(12)

122	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	$95.531	08/06/2026	3,000	$(7)	$(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	3,000	(4)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 08/01/2056	99.188	08/06/2026	15,000	(42)	(22)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 08/01/2056	101.188	08/06/2026	15,000	(23)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	5,000	(6)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	17,500	(29)	(31)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	13,500	(53)	(66)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	13,500	(53)	(39)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	7,000	(11)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	7,000	(11)	(9)

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	12,500	(43)	(9)

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	1,500	(8)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	94.922	08/06/2026	6,500	(17)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	3,000	(7)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056	101.852	07/06/2026	5,500	(12)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	3,000	(10)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	3,000	(10)	(7)

					$(749)	$(373)

Total Written Options					$(942)	$(622)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$6,849	$0	$6,849	$0	$(293)	$0	$(293)	$6,556	$655	$7,211
BPS	0	6	0	6	0	0	0	0	6	0	6
CBK	0	8	0	8	0	0	0	0	8	0	8
DUB	0	7,002	0	7,002	0	0	0	0	7,002	812	7,814
GLM	0	575	0	575	0	0	0	0	575	0	575
GSC	0	0	0	0	0	(84)	0	(84)	(84)	314	230
JPM	0	695	0	695	0	(210)	0	(210)	485	0	485
MSC	0	0	0	0	0	(9)	0	(9)	(9)	0	(9)
MYC	0	463	0	463	0	0	0	0	463	(10)	453
SAL	0	0	0	0	0	(26)	0	(26)	(26)	0	(26)

Total Over the Counter	$0	$15,598	$0	$15,598	$0	$(622)	$0	$(622)

(i)

Securities with an aggregate market value of $1,781 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$591	$591

Over the counter
Purchased Options	$0	$0	$0	$0	$15,598	$15,598

	$0	$0	$0	$0	$16,189	$16,189

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	123

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)	June 30, 2026

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$93	$93
Swap Agreements	0	0	0	0	40	40

	$0	$0	$0	$0	$133	$133

Over the counter
Written Options	$0	$0	$0	$0	$622	$622

	$0	$0	$0	$0	$755	$755

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(957)	$(957)
Swap Agreements	0	0	0	0	549	549

	$0	$0	$0	$0	$(408)	$(408)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,472)	$(1,472)
Written Options	0	0	0	0	3,328	3,328

	$0	$0	$0	$0	$1,856	$1,856

	$0	$0	$0	$0	$1,448	$1,448

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$279	$279
Swap Agreements	0	0	0	0	3,458	3,458

	$0	$0	$0	$0	$3,737	$3,737

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,760)	$(1,760)
Written Options	0	0	0	0	129	129

	$0	$0	$0	$0	$(1,631)	$(1,631)

	$0	$0	$0	$0	$2,106	$2,106

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
U.S. Government Agencies	$0	$2,155,508	$0	$2,155,508
Non-Agency Mortgage-Backed Securities	0	24,081	1,225	25,306
Asset-Backed Securities
CMBS Other	0	1,601	0	1,601
Home Equity Other	0	4,843	0	4,843
Home Equity Sequential	0	123	0	123
Other ABS	0	36,195	0	36,195
Short-Term Instruments
Mutual Funds	945	0	0	945
Repurchase Agreements	0	19,000	0	19,000
U.S. Treasury Bills	0	5,040	0	5,040

Total Investments	$945	$2,246,391	$1,225	$2,248,561

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(77,904)	$0	$(77,904)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$591	$0	$591
Over the counter	0	15,598	0	15,598

	$0	$16,189	$0	$16,189

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(133)	0	(133)
Over the counter	0	(622)	0	(622)

	$0	$(755)	$0	$(755)

Total Financial Derivative Instruments	$0	$15,434	$0	$15,434

Totals	$945	$2,183,921	$1,225	$2,186,091

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

124	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%

Aligned Data Centers International LP
7.164% due 05/16/2028 «~		$22,437	$22,437

Alkermes, Inc.
6.482% (TSFR3M + 3.732%) due 08/12/2031 «~		2,394	2,406

Altice France SA
6.579% (EUR003M + 2.204%) due 04/30/2028 ~	EUR	2,949	3,385
6.579% (EUR003M + 2.240%) due 10/30/2028 ~		1,966	2,253
7.798% (TSFR3M + 3.673%) due 04/30/2028 ~		$1,585	1,593
8.735% - 8.736% (TSFR3M + 3.673%) due 10/30/2028 ~		1,014	1,015
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~		7,364	7,533

American Axle & Manufacturing, Inc.
6.874% - 6.915% (TSFR1M + 3.624%) due 02/03/2033 ~		6,320	6,333

Bank of Industry Ltd.
3.895% (EUR003M + 2.204%) due 08/23/2027 ~	EUR	3,750	4,275

Citco Funding LLC
5.663% (TSFR3M + 3.663%) due 01/30/2033 ~		$1,393	1,390

Clover Holdings 2 LLC
TBD% - 4.000% due 12/10/2029 «µ		116	107
7.375% (TSFR1M + 3.633%) due 12/09/2031 ~		891	853

Clydesdale Acquisition Holdings, Inc.
6.894% (TSFR1M + 3.644%) due 04/01/2032 ~		1,974	1,901

Columbus McKinnon Corp.
7.232% (TSFR3M + 3.732%) due 02/03/2033 ~		7,396	7,392

Cotiviti Corp.
6.370% (TSFR1M + 3.620%) due 05/01/2031 ~		978	897
6.370% (TSFR1M + 3.620%) due 03/26/2032 ~		4,950	4,506

CPPIB OVM Member U.S. LLC
5.982% (TSFR3M + 3.732%) due 08/20/2031 ~		1,965	1,969

Cyberswift U.S. Finco LLC
7.427% (TSFR3M + 3.677%) due 10/08/2032 ~		1,200	1,198

Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ		20,987	20,987
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~		4,913	4,907

Dialysis Holdco LLC
9.644% (TSFR1M + 3.644%) due 11/26/2030 «~		3,263	3,315

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		50,706	50,783

Ecopetrol SA
5.843% (TSFR6M + 0.000%) due 12/18/2027 «~		7,500	7,527

Finastra USA, Inc.
7.746% (TSFR6M + 3.751%) due 09/15/2032 ~		10,125	9,360

FinCo I LLC
5.394% (TSFR1M + 3.644%) due 06/27/2029 ~		98	97

Froneri Lux Finco SARL
5.877% - 6.127% (TSFR6M + 3.627%) due 09/30/2032 ~		997	992

Hudson River Trading LLC
6.139% (TSFR1M + 0.000%) due 03/18/2030 ~		6,583	6,546

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ION Platform Finance U.S., Inc.
7.482% (TSFR3M + 3.732%) due 10/07/2032 ~		$7,085	$5,128

Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~		19,405	19,253

Kaseya, Inc.
6.913% (TSFR3M + 3.663%) due 03/22/2032 ~		3,950	3,074

LifePoint Health, Inc.
7.177% (TSFR3M + 3.679%) due 05/19/2031 ~		786	773
7.423% (TSFR3M + 3.673%) due 05/19/2031 ~		4,925	4,858

MH Sub I LLC
7.894% (TSFR1M + 3.644%) due 12/31/2031 ~		2,955	2,569

Newfold Digital Holdings Group, Inc.
7.214% (TSFR1M + 3.612%) due 04/30/2029 ~		2,285	1,689
9.364% (TSFR1M + 3.612%) due 04/30/2029 ~		232	189

Nigeria
9.293% - 11.300% (JY0003M + 6.750%) due 12/19/2032 «~		5,000	5,069

Nscale AS
TBD% - 8.664% (TSFR3M + 3.670%) due 08/23/2032 «~µ		19,871	19,874

Olympus Water U.S. Holding Corp.
6.982% (TSFR3M + 3.732%) due 11/03/2032 ~		798	798

Panama Government International Bonds
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR	10,000	11,444
4.979% (EUR006M + 2.488%) due 04/01/2027 «~		7,600	8,742

Paradigm Parent LLC
8.232% (TSFR3M + 3.732%) due 04/16/2032 ~		$3,275	2,821

Pioneer Opco LLC
6.894% (TSFR1M + 3.644%) due 05/16/2033 ~		1,800	1,809

Project Flash
TBD% - 5.871% (TSFR1M + 3.612%) due 04/30/2030 «~µ		2,755	2,755
TBD% - 5.871% (TSFR1M + 3.633%) due 04/30/2030 «~µ		5,484	5,484

Proofpoint, Inc.
6.732% (TSFR3M + 3.732%) due 08/31/2028 ~		3,940	3,811

Qnity Electronics, Inc.
5.666% (TSFR3M + 3.657%) due 11/01/2032 ~		896	898

QualityTech LP
7.114% (TSFR1M + 3.612%) due 10/30/2031 ~		3,950	3,970

QuidelOrtho Corp.
7.644% (TSFR1M + 3.644%) due 08/20/2032 ~		11,945	11,778

QXO, Inc.
TBD% due 04/30/2032		6,000	5,994

Republic of Kenya Government International Bonds
9.086% (JY0003M + 6.750%) due 04/05/2028 «~		3,333	3,347

Rockpoint Gas Storage Partners LP
5.982% (TSFR3M + 3.732%) due 09/18/2031 ~		4,824	4,835

Specialty Building Products Holdings LLC
7.494% (TSFR1M + 3.644%) due 10/16/2028 ~		2,652	2,406

State Oil Co. of the Azerbaijan Republic
TBD% due 03/24/2031 «		8,400	8,308

Stepstone Group Midco 2 GmbH
8.176% - 8.179% (TSFR6M + 3.679%) due 12/19/2031 ~		3,960	3,210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stonepeak Motion Finco LLC
TBD% due 06/24/2033		$4,500	$4,500

Subcalidora 2
8.041% (EUR003M + 2.291%) due 08/14/2029 «~	EUR	2,000	2,273

TK Elevator Midco GmbH
6.377% (TSFR6M + 3.627%) due 04/30/2030 ~		$4,944	4,972

TransDigm, Inc.
5.894% (TSFR1M + 3.644%) due 03/22/2030 ~		499	499
6.144% (TSFR1M + 3.644%) due 01/19/2032 ~		4,877	4,883
6.144% (TSFR1M + 3.644%) due 08/19/2032 ~		4,180	4,186
6.144% (TSFR1M + 3.644%) due 02/13/2033 ~		20,400	20,423

Transnet SOC Ltd.
10.658% due 03/02/2028 «~	ZAR	105,143	6,414

Trident TPI Holdings, Inc.
7.482% (TSFR3M + 3.732%) due 09/15/2028 ~		$9,627	9,258

Truist Insurance Holdings LLC
6.482% (TSFR3M + 3.732%) due 05/06/2031 ~		460	450

U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~		2,947	2,905

UKG, Inc.
5.913% - 6.163% (TSFR3M + 3.663%) due 02/10/2031 ~		884	835

Venture Global Calcasieu Pass LLC
6.954% (TSFR6M + 3.693%) due 04/11/2033 ~		9,100	9,137

VEON Amsterdam BV
7.924% (TSFR3M + 3.679%) due 03/25/2027 «~		4,000	3,995

Versant Media Group, Inc.
7.232% (TSFR3M + 3.732%) due 01/30/2031 ~		1,500	1,507

Virgin Media Bristol LLC
6.967% (TSFR6M + 3.692%) due 03/31/2031 ~		8,725	7,766

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	1,600	1,963

VistaJet Malta Finance PLC
7.442% (TSFR3M + 3.692%) due 04/01/2031 ~		$4,900	4,926

Total Loan Participations and Assignments (Cost $414,014)			411,735

CORPORATE BONDS & NOTES 32.2%

BANKING & FINANCE 11.5%

123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	263

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		18,414	18,347
5.000% due 05/15/2031		20,420	20,240

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031		3,000	2,995

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028		1,119	1,103

American Assets Trust LP
6.150% due 10/01/2034		3,550	3,611

American Tower Corp.
2.750% due 01/15/2027		575	570
3.650% due 03/15/2027		200	199
3.800% due 08/15/2029		2,680	2,614

Antares Holdings LP
6.500% due 02/08/2029		250	250

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	125

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES Strategic Income Fund
4.850% due 01/15/2029		$5,000	$4,899
5.150% due 01/15/2031		5,000	4,777
5.450% due 09/09/2028		8,249	8,170
6.200% due 03/21/2032		5,864	5,804

Armor RE II Ltd.
12.050% (BRMMUSDF + 8.500%) due 01/07/2032 ~		700	739

Asurion LLC/Asurion Co-Issuer, Inc.
8.375% due 02/01/2034		8,000	7,411

Athene Global Funding
5.526% due 07/11/2031		5,000	5,048

Avilease Capital Ltd.
4.750% due 11/12/2030		10,000	9,791

Avolon Holdings Funding Ltd.
4.700% due 01/30/2031		10,782	10,595
4.900% due 10/10/2030		13,449	13,337
4.950% due 10/15/2032		37,284	36,397

Azule Energy Finance PLC
8.250% due 01/22/2031		5,400	5,407

Banco Internacional del Peru SAA Interbank
4.800% due 07/15/2031		8,500	8,354

Banco Santander SA
1.722% due 09/14/2027 •		600	597
5.538% due 03/14/2030 •		1,300	1,325
6.033% due 01/17/2035		9,462	9,929

Bank Leumi Le-Israel BM
5.343% due 06/29/2029		6,800	6,828
5.642% due 06/29/2033		6,000	6,033

Bank of America Corp.
2.592% due 04/29/2031 •		7,442	6,868
2.687% due 04/22/2032 •		4,048	3,668
4.948% due 07/22/2028 •		3,600	3,615
5.511% due 01/24/2036 •		9,138	9,335
5.819% due 09/15/2029 •		600	614
5.872% due 09/15/2034 •		2,024	2,116

Bank of Montreal
4.309% due 06/01/2027	CAD	10,200	7,272

Barclays PLC
2.279% due 11/24/2027 •		$2,000	1,983
4.219% due 05/24/2030 •		3,200	3,147
4.521% due 02/24/2032 •		3,950	3,861
5.690% due 03/12/2030 •		1,325	1,353
6.692% due 09/13/2034 •		3,144	3,398

BGC Group, Inc.
6.600% due 06/10/2029		3,757	3,875

Black Pearl Compute LLC
6.125% due 02/15/2031		4,600	4,665

Blue Owl Capital Corp.
6.300% due 08/15/2031		8,570	8,521
6.450% due 09/15/2028		8,000	8,105

BPCE SA
4.760% due 01/13/2032 •		1,290	1,272
5.389% due 05/28/2031 •		6,812	6,890
6.027% due 05/28/2036 •		20,991	21,576
6.612% due 10/19/2027 •		250	251

Bread Financial Holdings, Inc.
8.375% due 06/15/2035 •		4,000	4,178

Broadstone Net Lease LLC
2.600% due 09/15/2031		4,578	4,060

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027		160	158

Brown & Brown, Inc.
4.900% due 06/23/2030		14,207	14,189

Burford Capital Global Finance LLC
7.500% due 07/15/2033		19,845	16,845
9.250% due 07/01/2031		9,577	9,333

Buttonwood RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 05/29/2029 ~		250	250
9.050% (BRMMUSDF + 5.500%) due 05/29/2029 ~		250	250
10.050% (BRMMUSDF + 6.500%) due 05/29/2029 ~		250	250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.550% (BRMMUSDF + 8.000%) due 05/29/2029 ~		$250	$250

CaixaBank SA
5.673% due 03/15/2030 •		1,492	1,526

Cantor Fitzgerald LP
7.200% due 12/12/2028		850	883

Capital One Financial Corp.
4.722% due 01/30/2032 •		3,935	3,883
6.700% due 11/29/2032		4,812	5,229

CI Financial Corp.
4.625% due 12/12/2031	EUR	5,200	6,023
7.500% due 05/30/2029		$4,668	4,894

CIMA Finance DAC
2.950% due 09/05/2029		3,166	3,011

Citadel Finance LLC
5.900% due 02/10/2030		19,935	20,110

Citadel LP
6.000% due 01/23/2030		9,898	10,190
6.375% due 01/23/2032		16,268	16,948

Citadel Securities Global Holdings LLC
5.125% due 01/27/2032		6,843	6,763
5.500% due 06/18/2030		7,561	7,660
5.750% due 03/27/2036		16,615	16,498

Citigroup, Inc.
3.785% due 03/17/2033 •		2,902	2,728

Constellation Global Funding
4.850% due 10/22/2030		18,690	18,318

CoStar Group, Inc.
2.800% due 07/15/2030		10,080	9,072

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	52,100	16,329
10.100% due 12/15/2043		8,359	2,690

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(i)		$8,000	7,991

Crown Castle, Inc.
1.050% due 07/15/2026		475	474
2.500% due 07/15/2031		3,561	3,165
4.000% due 03/01/2027		500	499
5.100% due 05/01/2033		3,771	3,741

Deloitte LLP
5.250% due 01/30/2030 «(i)		2,000	1,999
5.410% due 01/30/2032 «(i)		2,000	1,999
5.590% due 01/30/2035 «(i)		2,000	1,992

Deutsche Bank AG
2.311% due 11/16/2027 •		1,700	1,686

Diversified Healthcare Trust
4.375% due 03/01/2031		285	261
7.250% due 10/15/2030		5,475	5,642

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030		4,599	4,583

Emirates NBD Bank PJSC
5.125% due 06/29/2031		20,200	20,136

Encore Capital Group, Inc.
8.500% due 05/15/2030		4,364	4,637

EPR Properties
3.750% due 08/15/2029		26,139	25,142

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		25,072	24,788

Equinix, Inc.
3.900% due 04/15/2032		7,810	7,385

Equitable Holdings, Inc.
4.350% due 04/20/2028		20	20

Essential Properties LP
5.400% due 12/01/2035		24,219	23,986

Everglades Re II Ltd.
12.039% (T-BILL 1MO + 8.250%) due 05/22/2033 ~		750	749

F&G Annuities & Life, Inc.
6.250% due 10/04/2034		4,308	4,216

F&G Global Funding
5.875% due 01/16/2030		15,436	15,623

Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		5,550	5,796

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		$27,200	$27,194

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,000	966
4.970% due 04/06/2029		15,600	15,444
5.113% due 05/03/2029		2,600	2,582
5.800% due 03/05/2027		1,525	1,533
5.875% due 11/07/2029		8,000	8,099
5.918% due 03/20/2028		17,637	17,861
6.798% due 11/07/2028		800	826

Fortitude Group Holdings LLC
6.250% due 04/01/2030		9,525	9,741

Freedom Mortgage Corp.
6.625% due 01/15/2027		1,560	1,561

Freedom Mortgage Holdings LLC
6.875% due 05/01/2031		6,000	5,828
9.125% due 05/15/2031		2,632	2,724

FS KKR Capital Corp.
3.125% due 10/12/2028		13,561	12,771
6.125% due 01/15/2031		3,700	3,559

FTAI Aviation Investors LLC
5.500% due 05/01/2028		2,486	2,481
7.000% due 05/01/2031		4,166	4,318

Gateway Re Ltd.
5.550% (BRMMUSDF + 2.000%) due 07/06/2029 ~		1,350	1,351

Genpact U.K. Finco PLC/Genpact USA, Inc.
4.950% due 11/18/2030		9,433	9,292

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		8,868	8,529
4.000% due 01/15/2031		6,075	5,741
5.250% due 02/15/2033		1,430	1,403
5.300% due 01/15/2029		5,811	5,842
5.625% due 09/15/2034		3,987	3,958
5.625% due 03/01/2036		8,710	8,540
5.750% due 11/01/2037		2,230	2,199
6.750% due 12/01/2033		4,638	4,920

Golden Bear Re Ltd.
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~		1,250	1,283

Goldman Sachs Bank USA
4.656% due 06/03/2029 •		17,400	17,413

Goldman Sachs Group, Inc.
2.013% due 02/28/2029 •(i)	CAD	1,500	1,035
3.814% due 04/23/2029 •		$7,100	6,990
4.148% due 01/21/2029 •		14,700	14,576
4.594% due 04/20/2030 •		12,500	12,431
5.218% due 04/23/2031 •		17,457	17,634

Greengrove RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 04/08/2032 ~		2,000	2,041

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	5,800	6,652

HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036		$200	197
6.150% due 01/15/2031		2,700	2,769
6.375% due 07/01/2034		1,700	1,735

Handshake Re Ltd.
8.050% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	246

Hardwood Funding LLC
4.840% due 06/07/2028 «(i)		6,000	5,986

Host Hotels & Resorts LP
3.500% due 09/15/2030		3,518	3,328

HPS Corporate Lending Fund
5.450% due 01/14/2028		12,250	12,207
6.300% due 08/19/2031		6,500	6,486

ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS	120,106,000	9,994

Industrial Subordinated Trust 2 0
6.550% due 04/15/2036 •		$3,400	3,455

Integrity RE III Ltd.
10.520% (FHMMUSTF + 7.000%) due 06/07/2029 ~		500	500

126	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
14.520% (FHMMUSTF + 11.000%) due 06/07/2029 ~		$500	$498

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032		17,127	12,431

ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.000% due 08/01/2029		5,337	4,753

Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032		8,441	8,447
6.750% due 05/01/2033		8,897	9,155
7.125% due 04/30/2031		2,335	2,415

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		21,815	21,362
3.509% due 01/23/2029 •		720	708
3.702% due 05/06/2030 •		807	785
3.882% due 07/24/2038 •		225	199
4.505% due 10/22/2028 •		750	750
4.586% due 04/26/2033 •		553	545
5.294% due 07/22/2035 •		8,098	8,185
5.350% due 06/01/2034 •		7,656	7,787
5.502% due 01/24/2036 •		25,740	26,317
5.766% due 04/22/2035 •		2,820	2,934
6.254% due 10/23/2034 •		3,341	3,577

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,600	1,829

Lazard Group LLC
5.625% due 08/01/2035		$5,860	5,893
6.000% due 03/15/2031		18,129	18,806

Lineage OP LP
5.250% due 07/15/2030		10,124	10,144

Lseg U.S. Fin Corp.
4.250% due 03/23/2029		4,100	4,054

Marex Group PLC
5.680% due 04/21/2031		1,540	1,541
5.829% due 05/08/2028		10,274	10,348

Mitsubishi UFJ Financial Group, Inc.
5.406% due 04/19/2034 •		565	577
5.472% due 09/13/2033 •		4,350	4,455
5.574% due 01/16/2036 •		3,289	3,361

Morgan Stanley
1.928% due 04/28/2032 •		1,860	1,618
3.622% due 04/01/2031 •		13,994	13,404
3.772% due 01/24/2029 •		3,339	3,294
3.955% due 03/21/2035 •	EUR	1,000	1,159
6.407% due 11/01/2029 •		$500	518

Morgan Stanley Bank NA
4.788% due 05/10/2030 •		2,900	2,903

National Health Investors, Inc.
5.350% due 02/01/2033		29,977	29,691

Nature Coast Re Ltd.
11.789% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		800	807
13.271% (GSMMUSTI + 9.750%) due 04/10/2033 ~		2,200	2,284

Newmark Group, Inc.
7.500% due 01/12/2029		16,003	16,774

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		1,140	1,059
5.625% due 09/29/2028		3,400	3,395
5.688% (SOFRINDX + 2.050%) due 09/13/2027 ~		3,150	3,134

Nomura Holdings, Inc.
5.594% due 07/02/2027		1,540	1,557

Norinchukin Bank
5.094% due 10/16/2029		18,043	18,170
5.359% due 09/09/2035		11,380	11,309

OneMain Finance Corp.
3.500% due 01/15/2027		3,074	3,049
4.000% due 09/15/2030		6,560	6,068
6.125% due 05/15/2030		9,960	9,967
6.500% due 03/15/2033		1,830	1,802
6.625% due 01/15/2028		8,000	8,122
6.625% due 05/15/2029		7,630	7,790
6.750% due 09/15/2033		11,610	11,508
7.125% due 11/15/2031		6,260	6,392
7.500% due 05/15/2031		8,950	9,252

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palm RE Ltd.
11.270% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$900	$919

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		2,850	2,321

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029		5,150	5,241

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		857	813
7.875% due 12/15/2029		350	364

Purple Re Ltd.
10.050% (JMMMUSTF + 6.500%) due 06/07/2033 ~		900	900

QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		18,100	18,191

Rfna LP
7.875% due 02/15/2030		2,075	2,092

Rocket Cos., Inc.
6.125% due 08/01/2031		3,635	3,715
6.375% due 08/01/2033		2,000	2,036
6.500% due 06/15/2034		4,710	4,837

Royal Bank of Canada
3.411% due 06/12/2029 •	CAD	1,200	848
4.612% due 07/26/2027		8,000	5,736

Sammons Financial Group Global Funding
5.100% due 12/10/2029		$2,000	2,009

Sammons Financial Group, Inc.
6.875% due 04/15/2034		40,598	43,476

Santander Holdings USA, Inc.
5.473% due 03/20/2029 •		10,096	10,196
6.174% due 01/09/2030 •		636	653

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,000	989
4.320% due 09/22/2029 •		2,793	2,764
5.136% due 09/22/2036 •		4,697	4,567
5.694% due 04/15/2031 •		7,778	7,981
6.534% due 01/10/2029 •		700	719

SBA Communications Corp.
3.875% due 02/15/2027		14,500	14,426

Selective Insurance Group, Inc.
5.900% due 04/15/2035		23,512	24,412

Service Properties Trust
0.000% due 09/30/2028 (e)		5,200	4,828

Sixth Street Lending Partners
5.750% due 01/15/2030		20,827	20,699
6.125% due 07/15/2030		19,858	19,976

SLM Corp.
6.500% due 01/31/2030		10,715	10,868

Sompo Holdings, Inc.
5.411% due 04/22/2037 •		6,474	6,359

Starwood Property Trust, Inc.
5.250% due 10/15/2028		500	498
5.750% due 01/15/2031		14,757	14,683
6.125% due 06/01/2031		17,500	17,604
6.500% due 07/01/2030		3,167	3,240

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		1,200	1,192
5.400% due 06/15/2029		5,000	4,983

Stingray Compute LLC
6.000% due 06/15/2031		3,700	3,712

Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC
6.125% due 07/15/2033 (a)		1,975	1,979

Store Capital LLC
4.950% due 02/11/2031		2,770	2,736

Sumisho Air Lease Corp.
2.200% due 01/15/2027		500	494
4.400% due 03/24/2028		1,202	1,196
4.500% due 03/24/2029		6,705	6,650
4.850% due 03/24/2031		16,752	16,582

UBS Group AG
5.699% due 02/08/2035 •		3,040	3,122

UniCredit SpA
7.296% due 04/02/2034 •		300	316

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VB DPR Finance Co.
6.833% due 03/15/2035 «(i)		$4,200	$4,243

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031		6,019	6,299

VICI Properties LP
4.950% due 02/15/2030		8,585	8,563
5.125% due 11/15/2031		26,331	26,223
5.750% due 04/01/2034		10,266	10,428

Vornado Realty LP
5.750% due 02/01/2033		10,237	10,277

Wells Fargo & Co.
5.244% due 01/24/2031 •		7,302	7,403
5.389% due 04/24/2034 •		3,743	3,801
6.491% due 10/23/2034 •		4,573	4,938

Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,116

Winston RE Ltd.
8.300% (BRMMUSDF + 4.750%) due 05/04/2033 ~		500	501
8.800% (BRMMUSDF + 5.250%) due 05/04/2033 ~		500	501
10.020% (BNMMDTSC + 6.500%) due 02/21/2028 ~		300	309

WS Escrow LLC
7.750% due 06/01/2033		4,200	4,316

			1,700,989

INDUSTRIALS 17.5%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		6,697	6,439
3.875% due 01/15/2028		1,669	1,638
4.000% due 10/15/2030		38,772	36,625

Academy Ltd.
5.875% due 05/15/2031		2,100	2,101

ADI Escrow Issuer LLC
7.125% due 07/15/2034		4,000	4,083

AEP Transmission Co. LLC
5.150% due 04/01/2034		1,000	1,007

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,642	1,563
3.600% due 09/15/2028		1,320	1,309

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.500% due 03/31/2031		500	489

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030		26,039	26,979

Allwyn Entertainment Financing U.K. PLC
4.625% due 08/15/2031	EUR	7,800	8,901

Altice France SA
9.500% due 11/01/2029		$13,814	14,034

American Airlines Pass-Through Trust
3.200% due 12/15/2029		950	923
3.600% due 03/22/2029		601	593
3.650% due 08/15/2030		981	960
5.250% due 05/10/2040		11,400	11,348

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		127	121

ams-OSRAM AG
7.250% due 05/31/2032	EUR	6,900	8,137
10.500% due 03/30/2029		920	1,121

Anglo American Capital PLC
4.625% due 03/19/2031		$14,375	14,174

APLD ComputeCo 3 LLC
7.000% due 06/15/2031		8,250	8,243

AppLovin Corp.
5.125% due 12/01/2029		5,359	5,404
5.375% due 12/01/2031		6,862	6,960

Ashtead Capital, Inc.
5.800% due 04/15/2034		32,812	33,442

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		250	195

Axon Enterprise, Inc.
6.125% due 03/15/2030		17,385	17,775

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	127

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR	700	$801
3.812% due 03/11/2034		1,000	1,151
5.000% due 06/15/2036		$10,000	9,785

Bausch & Lomb Corp.
8.375% due 10/01/2028		250	257

Beacon Mobility Corp.
7.250% due 08/01/2030		18,257	19,017

Becton Dickinson & Co.
1.957% due 02/11/2031		1,453	1,285

Beignet Investor LLC
6.581% due 05/30/2049		77,800	79,406

Block, Inc.
3.500% due 06/01/2031		847	780
5.625% due 08/15/2030		14,100	14,142
6.000% due 08/15/2033		10,142	10,218
6.500% due 05/15/2032		37,731	38,539

Boeing Co.
3.250% due 02/01/2028		3,000	2,937
3.625% due 02/01/2031		11,877	11,306
5.150% due 05/01/2030		4,032	4,082
6.388% due 05/01/2031		5,263	5,594
6.528% due 05/01/2034		11,933	12,986
6.858% due 05/01/2054		2,420	2,722

British Airways Pass-Through Trust
3.300% due 06/15/2034		564	530

Broadcom Corp./Broadcom Cayman Finance Ltd.
3.500% due 01/15/2028		100	99

Broadcom, Inc.
3.187% due 11/15/2036		11,924	9,995

Builders FirstSource, Inc.
4.250% due 02/01/2032		6,593	6,146
5.000% due 03/01/2030		4,258	4,178

Carnival Corp. Ltd.
4.000% due 08/01/2028		22,417	22,013
5.125% due 05/01/2029		19,335	19,314
5.750% due 08/01/2032		4,297	4,344

Carvana Co.
9.000% due 06/01/2030		5,280	5,463
9.000% due 06/01/2031		3,983	4,399

CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 05/01/2032		4,350	3,843
7.000% due 02/01/2033		4,580	4,495

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		21,328	19,590
5.100% due 03/01/2030		15,465	15,446
5.550% due 08/22/2034		11,474	11,334

Centene Corp.
2.450% due 07/15/2028		1,330	1,265
2.500% due 03/01/2031		23,203	20,282
3.000% due 10/15/2030		21,099	19,107
3.375% due 02/15/2030		1,603	1,495

Cerdia Finanz GmbH
9.375% due 10/03/2031		2,647	2,378

Charlotte Buyer, Inc.
8.000% due 06/30/2031		6,000	6,078

Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% due 01/15/2029		1,500	1,398
2.800% due 04/01/2031		600	535
3.500% due 06/01/2041		1,860	1,303

Cheniere Energy Partners LP
3.250% due 01/31/2032		250	229

Chord Energy Corp.
6.000% due 10/01/2030		16,915	16,995

Chpe LLC
5.100% due 06/30/2033		3,500	3,492

CHS/Community Health Systems, Inc.
9.750% due 01/15/2034		5,000	5,227

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		32,539	31,607

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		22,821	20,562

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 06/15/2027		$2,500	$2,485

Columbus McKinnon Corp.
7.125% due 02/01/2033		6,804	6,824

CommonSpirit Health
4.975% due 09/01/2035		2,300	2,232

Conagra Brands, Inc.
5.000% due 08/01/2030		2,475	2,475

CoreWeave, Inc.
8.500% due 07/15/2032	EUR	13,950	15,721
9.000% due 02/01/2031		$14,875	14,718
9.250% due 06/01/2030		494	498
9.750% due 10/01/2031		9,085	9,071

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		2,550	2,434

CVS Health Corp.
4.300% due 03/25/2028		630	627
4.875% due 07/20/2035		6,703	6,500
5.450% due 09/15/2035		7,630	7,732

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		3,206	3,097

Devon Energy Corp.
5.400% due 02/15/2035		2,000	2,009

Diamondback Energy, Inc.
5.550% due 04/01/2035		9,000	9,181

Discovery Global Holdings, Inc.
4.279% due 03/15/2032		10,625	9,541
5.050% due 03/15/2042		4,600	3,376

DISH DBS Corp.
5.250% due 12/01/2026		5,250	5,197

Ecopetrol SA
8.375% due 01/19/2036		10,200	11,054

Elevance Health, Inc.
4.750% due 02/15/2030		3,000	3,010
4.750% due 02/15/2033		3,463	3,414

ELK Grove Village Property LLC
7.500% due 06/15/2031		5,000	5,038

Enbridge, Inc.
5.700% due 03/08/2033		40,711	42,052

Energy Transfer LP
3.750% due 05/15/2030		1,736	1,672
5.200% due 04/01/2030		5,000	5,077
5.600% due 09/01/2034		18,290	18,675
5.700% due 04/01/2035		5,019	5,153
6.550% due 12/01/2033		4,382	4,743

Eni SpA
5.500% due 05/15/2034		17,140	17,406

Entergy Louisiana LLC
4.000% due 03/15/2033		2,343	2,215
5.350% due 03/15/2034		3,635	3,726

EQT Corp.
4.500% due 01/15/2029		1,052	1,045
4.750% due 01/15/2031		7,624	7,555

Essent Group Ltd.
6.250% due 07/01/2029		22,008	22,699

Expand Energy Corp.
5.700% due 01/15/2035		15,605	15,786

Fedex Freight Holding Co., Inc.
4.650% due 03/15/2031		1,864	1,832

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		6,898	6,611

Fiserv, Inc.
5.600% due 03/02/2033		6,617	6,690

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		7,787	7,196

Flex Ltd.
5.250% due 01/15/2032		4,837	4,844
5.375% due 11/13/2035		25,324	24,980

Flora Food Management BV
6.875% due 07/02/2029	EUR	3,000	3,353
7.500% due 10/31/2030 (i)		9,900	11,288

Flutter Treasury DAC
5.875% due 06/04/2031		$55,903	55,734

FMC Corp.
8.000% due 06/01/2031		9,600	9,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Co.
3.250% due 02/12/2032		$185	$163

Gaia Purchaser, Inc.
7.625% due 07/15/2033 (a)		4,560	4,615

Gartner, Inc.
3.750% due 10/01/2030		42,554	38,882
5.600% due 11/20/2035		5,053	4,788

Global Payments, Inc.
4.550% due 03/15/2028		2,140	2,131

goeasy Ltd.
6.875% due 05/15/2030		1,100	980
6.875% due 02/15/2031		180	159
9.250% due 12/01/2028		1,738	1,708

Gray Media, Inc.
9.625% due 07/15/2032		12,000	11,592

Green Palm Bidco SARL
5.957% due 06/30/2041		6,500	6,573
6.462% due 06/30/2046		7,000	7,095

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		4,000	4,086

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	5,400	6,125

HCA, Inc.
3.625% due 03/15/2032		$23,618	21,994
4.625% due 03/15/2052		5,849	4,766
5.500% due 03/01/2032		8,101	8,281
5.750% due 03/01/2035		33,099	34,135

HealthEquity, Inc.
4.500% due 10/01/2029		4,443	4,322

Howmet Aerospace, Inc.
6.750% due 01/15/2028		60	62

Hyatt Hotels Corp.
5.400% due 12/15/2035		2,732	2,713

Hybar LLC
7.375% due 07/01/2034		2,550	2,566

IHO Verwaltungs GmbH
7.375% due 05/15/2033		2,200	2,289

IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK)
8.000% due 11/15/2032 (b)		200	208

INEOS Finance PLC
6.750% due 05/15/2028		3,200	3,181

Insulet Corp.
6.500% due 04/01/2033		2,480	2,517

Intralot Capital Luxembourg SA
6.750% due 10/15/2031	EUR	8,700	10,104

IQVIA, Inc.
6.250% due 02/01/2029		$7,289	7,534
6.250% due 06/01/2032		6,928	7,052

Jabil, Inc.
4.750% due 02/01/2033		2,096	2,047

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		11,467	10,401

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,460	1,295
4.000% due 05/15/2034		2,488	2,363

Las Vegas Sands Corp.
3.900% due 08/08/2029		6,181	5,971
5.300% due 05/15/2031		2,500	2,491
5.650% due 05/18/2033		2,300	2,301

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		15,597	15,306

Manuchar Group SARL
7.401% due 07/07/2032 •	EUR	5,000	5,696

Marriott International, Inc.
5.100% due 04/15/2032		$11,705	11,839

Marvell Technology, Inc.
4.750% due 07/15/2030		400	399
5.450% due 07/15/2035		500	507
5.750% due 02/15/2029		1,500	1,539

Matador Resources Co.
6.250% due 04/15/2033		1,000	997

Match Group Holdings II LLC
4.625% due 06/01/2028		2,839	2,802
6.125% due 09/15/2033		4,335	4,287

128	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/2029		$1,908	$1,950

Meridian Arc Holdco LLC
6.250% due 04/30/2031		16,300	16,347

Michaels Cos., Inc.
8.500% due 03/15/2033		1,400	1,388

MSCI, Inc.
5.250% due 09/01/2035		24,231	23,727

Murphy Oil USA, Inc.
3.750% due 02/15/2031		5,036	4,713

National Football League
4.780% due 10/05/2030 «(i)		1,000	989
5.480% due 10/05/2028 «(i)		1,600	1,611

National Fuel Gas Co.
5.050% due 10/15/2031		7,650	7,618
5.500% due 03/15/2030		6,000	6,109
5.950% due 03/15/2035		3,000	3,094

Neptune Bidco U.S., Inc.
9.500% due 02/15/2033		13,632	13,800

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		2,061	1,824

Nexstar Media, Inc.
6.500% due 09/15/2033		12,500	12,508
7.250% due 04/15/2034		6,900	6,889

Nidda Healthcare Holding GmbH
5.625% due 02/21/2030	EUR	2,000	2,321

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		$7,355	7,240

Noble Finance II LLC
6.250% due 06/15/2034		11,500	11,278
8.000% due 04/15/2030		5,291	5,485

NXP BV/NXP Funding LLC/NXP USA, Inc.
2.650% due 02/15/2032		3,512	3,111

OAK-Eagle Acquireco, Inc.
8.750% due 07/01/2034		5,200	5,522

Open Text Holdings, Inc.
4.125% due 02/15/2030		4,300	3,942

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032		4,935	4,423

Paramount Global
4.375% due 03/15/2043		7,550	4,877
4.600% due 01/15/2045		2,629	1,676
4.900% due 08/15/2044		2,200	1,455
4.950% due 01/15/2031		3,659	3,402
5.250% due 04/01/2044		3,265	2,245

Patterson-UTI Energy, Inc.
6.050% due 05/15/2036		400	399

Performance Food Group, Inc.
6.125% due 09/15/2032		1,166	1,182

Permian Resources Operating LLC
5.875% due 07/01/2029		1,610	1,611

Petroleos Mexicanos
6.700% due 02/16/2032		10,975	11,079
7.690% due 01/23/2050		38,575	36,005

Pioneer Opco LLC
7.000% due 05/15/2033		2,600	2,649

Post Holdings, Inc.
4.625% due 04/15/2030		23,041	22,273

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		1,500	1,568

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029		23,476	22,930

QatarEnergy
4.625% due 06/23/2029		15,400	15,306

Qnity Electronics, Inc.
5.750% due 08/15/2032		5,760	5,798
6.250% due 08/15/2033		400	407

Quikrete Holdings, Inc.
6.375% due 03/01/2032		17,958	18,347
6.750% due 03/01/2033		6,338	6,464

QXO Building Products, Inc.
6.500% due 07/15/2031		5,030	5,129
6.750% due 04/30/2032		12,958	13,388

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 07/15/2034		$5,500	$5,649

Raven Acquisition Holdings LLC
6.875% due 11/15/2031		1,116	1,092

Road Michigan Property Owner I LLC
7.500% due 03/30/2045		123,300	122,960

Rollins, Inc.
5.250% due 02/24/2035		21,307	21,288

Rolls-Royce PLC
5.750% due 10/15/2027		3,425	3,468

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		22,820	23,041

Ryan Specialty LLC
5.875% due 08/01/2032		306	301

Santos Finance Ltd.
5.750% due 11/13/2035		20,685	20,862
6.875% due 09/19/2033		18,467	20,076

Seadrill Finance Ltd.
8.375% due 08/01/2030		6,150	6,451

Seagate Data Storage Technology Pte. Ltd.
5.875% due 07/15/2030		1,840	1,874
8.250% due 12/15/2029		1,180	1,235
9.625% due 12/01/2032		5,420	5,980

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029		1,188	1,148

Sirius XM Radio LLC
4.125% due 07/01/2030		285	268

Snam SpA
5.750% due 05/28/2035		22,012	22,694

Snap, Inc.
6.875% due 03/01/2033		34,091	33,250

Sonangol Finance Ltd.
10.000% due 01/29/2031		2,300	2,319

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		634	584
4.100% due 10/01/2029		3,840	3,727

Star Parent, Inc.
9.000% due 10/01/2030		494	518

Station Casinos LLC
4.500% due 02/15/2028		3,120	3,086

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		22,662	23,484

Stryker Corp.
1.950% due 06/15/2030		1,000	906

Sunoco LP
5.625% due 03/15/2031		1,600	1,589

SV RNO Property Owner 1 LLC
5.875% due 03/01/2031		17,000	16,766

Synopsys, Inc.
4.650% due 04/01/2028		2,000	2,003
4.850% due 04/01/2030		4,980	4,990
5.000% due 04/01/2032		20,421	20,464

T-Mobile USA, Inc.
3.750% due 04/15/2027		555	552
3.875% due 04/15/2030		6,414	6,216
6.700% due 12/15/2033		2,269	2,480

TD SYNNEX Corp.
5.300% due 10/10/2035		17,891	17,620

TGS ASA
8.500% due 01/15/2030		5,264	5,536

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	1,558	2,196
9.750% due 10/10/2027		361	509

Time Warner Cable LLC
4.500% due 09/15/2042		$4,504	3,397

TopBuild Corp.
3.625% due 03/15/2029		6,497	6,497

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		15,011	14,164

TransDigm, Inc.
6.250% due 01/31/2034		300	306
6.750% due 01/31/2034		4,300	4,414

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.125% due 12/01/2031		$325	$337

Transocean Aquila Ltd.
8.000% due 09/30/2028		154	158

Transocean International Ltd.
7.875% due 10/15/2032		596	622

Twilio, Inc.
3.875% due 03/15/2031		2,000	1,885

U.S. Foods, Inc.
4.750% due 02/15/2029		307	303

UKG, Inc.
6.875% due 02/01/2031		15,257	14,832

United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,805	5,301
3.500% due 09/01/2031		1,531	1,478
5.450% due 08/15/2038		6,745	6,879
5.875% due 04/15/2029		2,832	2,867

United Airlines, Inc.
4.625% due 04/15/2029		3,195	3,153

United Rentals North America, Inc.
3.875% due 11/15/2027		3,866	3,816

Univision Communications, Inc.
8.500% due 07/31/2031		11,208	11,265
8.875% due 04/15/2033		1,530	1,507
9.375% due 08/01/2032		400	407

Valaris Ltd.
8.375% due 04/30/2030		8,690	9,028

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		7,635	6,810
6.000% due 05/01/2036		5,500	5,563

Venture Global LNG, Inc.
6.375% due 12/15/2034		9,000	8,850
6.625% due 06/15/2036		9,000	8,876
7.000% due 01/15/2030		22,332	22,787
8.375% due 06/01/2031		12,432	12,945
9.500% due 02/01/2029		3,000	3,230

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		30,909	31,640
6.500% due 01/15/2034		16,096	16,779
6.500% due 06/15/2034		11,280	11,757
6.750% due 01/15/2036		29,210	30,985

Verisk Analytics, Inc.
5.250% due 06/05/2034		2,204	2,204

Versant Media Group, Inc.
7.250% due 01/30/2031		13,916	14,406

Viking Cruises Ltd.
5.875% due 10/15/2033		5,181	5,192
9.125% due 07/15/2031		3,675	3,853

Viper Energy Partners LLC
4.900% due 08/01/2030		300	299
5.700% due 08/01/2035		500	508

Virgin Media O2 Vendor Financing Notes VI DAC
8.500% due 03/15/2033		4,200	3,378

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	1,085	1,271
4.500% due 08/15/2030		$4,340	3,689

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
8.750% due 01/15/2032		14,300	14,178
9.500% due 06/01/2028		500	507

Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		26,232	21,595
4.750% due 07/15/2031		2,330	1,917
5.625% due 04/15/2032	EUR	10,000	10,071
6.750% due 01/15/2033		$10,232	8,673

VMware LLC
1.400% due 08/15/2026		60	60
2.200% due 08/15/2031		18,074	15,922

VOC Escrow Ltd.
5.000% due 02/15/2028		705	705

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		5,000	5,017
5.050% due 03/27/2028		5,000	5,023

VZ Secured Financing BV
7.500% due 01/15/2033		34,966	33,498

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	129

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wayfair LLC
6.750% due 11/15/2032	$500	$514

Weatherford International Ltd.
6.750% due 10/15/2033	5,050	5,155

Weir Group, Inc.
5.350% due 05/06/2030	32,752	33,050

WESCO Distribution, Inc.
5.250% due 04/15/2031	4,500	4,465

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026	60	60

Williams Cos., Inc.
5.300% due 09/30/2035	157	157

Woodside Finance Ltd.
5.100% due 09/12/2034	4,000	3,934

WR Grace Holdings LLC
7.000% due 08/01/2033	3,686	3,592

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027	345	345

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125% due 02/15/2031	393	416

Yinson Bergenia Production BV
8.498% due 01/31/2045	9,974	10,662

Yinson Boronia Production BV
8.947% due 07/31/2042	5,392	5,933

Zebra Technologies Corp.
6.500% due 06/01/2032	456	462

ZF North America Capital, Inc.
6.750% due 04/23/2030	830	824
6.875% due 04/23/2032	1,013	997
7.500% due 03/24/2031	8,700	8,765

		2,585,536

UTILITIES 3.2%

AES Corp.
5.450% due 06/01/2028	310	314
5.750% due 07/15/2033	1,200	1,208
5.800% due 03/15/2032	12,273	12,441

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029	2,500	2,601

Ameren Corp.
1.950% due 03/15/2027	500	491

AT&T, Inc.
1.650% due 02/01/2028	1,380	1,319

Boston Gas Co.
5.843% due 01/10/2035	27,605	28,776

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035	4,399	4,472
5.672% due 10/20/2035	6,796	6,950

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033	2,300	2,433

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	7,898	8,025

Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053	8,765	8,690

DTE Energy Co.
5.200% due 04/01/2030	6,000	6,088

Edison International
5.000% due 05/05/2028	3,400	3,405

Emera U.S. Finance LP
2.639% due 06/15/2031	3,470	3,119

Entergy Texas, Inc.
5.250% due 04/15/2035	610	613

Evergy Kansas Central, Inc.
4.700% due 03/13/2028	4,200	4,209

Eversource Energy
5.125% due 05/15/2033	4,260	4,264
5.850% due 04/15/2031	1,670	1,733

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041	5,369	5,456

FirstEnergy Corp.
3.400% due 03/01/2050	10,681	7,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034	$6,800	$6,751
8.250% due 01/15/2029	4,208	4,348

National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~	20,000	20,033

NRG Energy, Inc.
4.734% due 10/15/2030	32,040	31,666

Ohio Power Co.
5.000% due 06/01/2033	1,730	1,726

ONEOK, Inc.
5.200% due 07/15/2048	786	697

Pacific Gas & Electric Co.
2.100% due 08/01/2027	9,400	9,155
3.300% due 12/01/2027	6,539	6,418
4.550% due 07/01/2030	4,611	4,542
5.050% due 10/15/2032	10,913	10,851
5.700% due 03/01/2035	29,018	29,333
5.800% due 05/15/2034	22,576	23,087
6.000% due 08/15/2035	15,633	16,124
6.100% due 01/15/2029	4,381	4,512
6.950% due 03/15/2034	6,731	7,343

PacifiCorp
4.250% due 03/15/2029	2,200	2,174
5.100% due 04/15/2031	6,526	6,587
5.450% due 04/15/2033	13,171	13,375
5.800% due 04/15/2036	16,068	16,499
7.125% due 08/15/2056 •	12,060	11,984

Pinnacle West Capital Corp.
4.650% due 06/01/2029	1,500	1,501

PR RNO Property Owner 1 LLC
6.500% due 05/01/2031	12,570	12,561

Puget Energy, Inc.
5.725% due 03/15/2035	7,465	7,516
7.000% due 09/15/2056 •	2,945	2,981

Puget Sound Energy, Inc.
5.685% due 06/15/2054	1,085	1,076

San Diego Gas & Electric Co.
5.400% due 04/15/2035	5,700	5,794

Southern California Edison Co.
4.950% due 09/15/2031	7,160	7,146
5.150% due 06/01/2029	4,323	4,369
5.200% due 06/01/2034	10,191	10,104
5.750% due 04/01/2035	660	669
5.875% due 12/01/2053	1,899	1,804

Southwestern Electric Power Co.
5.200% due 04/01/2036	2,301	2,272

Sprint Capital Corp.
6.875% due 11/15/2028	600	629

System Energy Resources, Inc.
5.300% due 12/15/2034	35,258	35,200

Veon Midco BV
6.950% due 06/01/2031	6,400	6,394
7.450% due 06/01/2033	6,300	6,289

Verizon Communications, Inc.
4.750% due 01/15/2033	4,122	4,059
5.000% due 01/15/2036	1,661	1,621

Wisconsin Power & Light Co.
5.375% due 03/30/2034	6,098	6,199

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	2,900	3,073

		462,345

Total Corporate Bonds & Notes (Cost $4,759,547)		4,748,870

MUNICIPAL BONDS & NOTES 0.0%

ARIZONA 0.0%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	3,000	3,134

CALIFORNIA 0.0%

California State General Obligation Bonds, Series 2023
5.125% due 03/01/2038	155	155

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State University Revenue Bonds, Series 2020
2.975% due 11/01/2051	$215	$149

		304

Total Municipal Bonds & Notes (Cost $3,314)		3,438

U.S. GOVERNMENT AGENCIES 29.1%

Federal Home Loan Mortgage Corp.
4.500% due 01/01/2056 - 06/01/2056	324,857	311,433
5.000% due 03/01/2056	55,912	54,993
6.000% due 10/01/2053	81	84
6.500% due 10/01/2054 - 03/01/2055	4,513	4,687

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.842% due 06/25/2054 ~	1,667	1,624
3.004% due 07/25/2054 ~	27,307	26,473

Federal Home Loan Mortgage Corp. REMICS
4.528% due 11/25/2054 - 12/25/2055 •	16,148	16,244
4.828% due 02/25/2055 •	6,417	6,502
5.128% due 07/25/2055 - 06/25/2056 •	41,372	41,687

Federal Home Loan Mortgage Corp. STACR REMICS Trust
10.728% due 01/25/2042 •	6,000	6,186
11.428% due 11/25/2041 •	12,648	12,964

Federal National Mortgage Association
4.500% due 11/01/2055 - 06/01/2056	529,252	507,380
5.000% due 05/01/2056	28,019	27,556
6.500% due 11/01/2054 - 03/01/2055	5,688	5,915

Federal National Mortgage Association Connecticut Avenue Securities Trust
10.628% due 04/25/2042 •	5,800	6,058
13.128% due 03/25/2042 •	2,000	2,114
13.478% due 03/25/2042 •	5,000	5,297

Federal National Mortgage Association REMICS
4.728% due 04/25/2056 •	5,438	5,438
4.978% due 11/25/2054 •	1,772	1,788

Government National Mortgage Association
3.000% due 03/20/2052 - 06/20/2052	27,243	24,225
7.000% due 06/20/2055	289	297

Government National Mortgage Association REMICS
4.511% due 01/20/2067 •	268	268

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2056	48,400	42,206
4.000% due 07/01/2056	760,375	710,771
4.500% due 07/01/2056	217,950	208,823
5.000% due 07/01/2056	980,140	963,219
5.500% due 07/01/2056	261,110	261,985
6.000% due 07/01/2056	1,009,303	1,031,917

Total U.S. Government Agencies (Cost $4,282,870)		4,288,134

U.S. TREASURY OBLIGATIONS 3.0%

U.S. Treasury Bonds
3.125% due 05/15/2048 (l)	116,700	87,712
4.625% due 11/15/2045 (l)	104,900	100,769

U.S. Treasury Inflation Protected Securities (f)
1.875% due 07/15/2034 (l)	104,078	102,609
1.875% due 01/15/2036 (l)	50,820	49,367
2.125% due 04/15/2029 (l)	100,598	100,909

Total U.S. Treasury Obligations (Cost $444,045)		441,366

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%

ACRA Trust
5.608% due 10/25/2064 þ	3,805	3,807

American Home Mortgage Assets Trust
4.664% due 11/25/2046 •	499	113

130	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Investment Trust
6.000% due 02/25/2045 þ		$7,500	$6,598

Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ		1,884	1,873
4.846% due 07/25/2062 þ		7,352	7,256
5.410% due 07/25/2070 þ		1,758	1,758
5.985% due 01/25/2069 þ		1,241	1,243
6.197% due 01/25/2069 þ		2,237	2,247
6.500% due 12/25/2067 þ		549	550

Aran Funding DAC
3.379% due 12/24/2065 •	EUR	3,764	4,307

ATLX Trust
3.850% due 04/25/2063 þ		$5,169	5,015
3.850% due 04/25/2064 þ		5,399	5,252

Avon Finance
4.646% due 12/28/2049 •	GBP	562	746

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042		$2,790	2,295

Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		3,794	941
6.359% due 10/25/2036 þ		4,979	1,232

Bank5
5.270% due 12/15/2058		28,000	28,431
5.610% due 07/15/2031 «(a)		60,000	61,595

BBCMS Mortgage Trust
5.137% due 12/15/2057		5,000	5,029
5.438% due 05/15/2069		9,400	9,595
5.609% due 12/15/2057		5,000	5,105

Bear Stearns Mortgage Funding Trust
4.183% due 07/25/2036 •		700	659

Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,300
3.944% due 07/15/2051		1,300	1,281
4.203% due 10/10/2051		425	424

BINOM Securitization Trust
4.441% due 08/25/2057 ~		4,588	4,434

BMO Mortgage Trust
5.092% due 11/15/2057		10,000	10,053
5.153% due 12/15/2057		5,000	5,038
5.462% due 02/15/2057		2,400	2,429
5.566% due 11/15/2057 ~		10,000	10,191
5.625% due 12/15/2057 ~		5,700	5,823
5.857% due 02/15/2057		19,995	20,522

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		898	800
3.250% due 09/25/2063 ~		17,948	15,958
3.250% due 03/25/2064 ~		3,307	2,914
3.250% due 08/25/2064 ~		4,242	3,742
3.250% due 09/25/2064 ~		7,427	6,557
3.375% due 12/25/2064 ~		12,254	10,879
3.375% due 04/25/2065 ~		912	814

CIM Trust
4.750% due 06/25/2064 ~		3,078	3,017
4.750% due 12/25/2065 þ		2,086	2,041
5.000% due 02/25/2099 þ		10,758	10,655
6.639% due 12/25/2067 þ		269	269

Citigroup Mortgage Loan Trust, Inc.
3.375% due 10/25/2062 þ		1,795	1,630

COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		2,537	2,555
6.421% due 05/25/2069 þ		1,286	1,294

COMM Mortgage Trust
3.140% due 10/10/2036		1,900	1,875

Cross Mortgage Trust
5.003% due 11/25/2070 ~		862	855
5.036% due 11/25/2070 ~		1,029	1,021
5.181% due 07/25/2070 ~		4,298	4,279
5.268% due 05/25/2071 ~		27,624	27,526
5.549% due 12/25/2069 ~		3,654	3,670
5.582% due 07/25/2071 ~		2,000	2,000
6.093% due 04/25/2069 þ		495	497
6.147% due 07/25/2069 þ		2,314	2,327
6.272% due 06/25/2069 þ		2,870	2,886
6.615% due 03/25/2068 þ		190	190

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ		5,671	1,576

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSMC Trust
1.115% due 01/25/2060 ~		$2,392	$2,018
2.000% due 01/25/2060 ~		8,278	7,450
3.650% due 07/25/2058 ~		405	399
3.919% due 09/25/2057 ~		1,000	939
4.066% due 08/01/2057 ~		840	811

DC Commercial Mortgage Trust
6.314% due 09/12/2040		500	508

Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 ~		925	919

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.063% due 09/25/2047 •		5,608	4,945
4.243% due 12/25/2036 •		24,563	4,935

Ellington Financial Mortgage Trust
4.914% due 12/25/2060 þ		878	868
5.100% due 10/25/2070 þ		920	913
5.522% due 01/26/2060 þ		3,983	3,987
5.558% due 06/25/2071 ~		50,542	50,568
5.655% due 02/25/2060 þ		10,675	10,709
5.726% due 01/25/2060 þ		5,252	5,271

Finance of America HECM Buyout
4.250% due 03/25/2029 ~		5,846	5,747
4.500% due 11/25/2035 ~		2,322	2,297

GCAT Trust
4.250% due 05/25/2067 ~		2,538	2,390
6.007% due 01/25/2059 þ		445	446
6.085% due 06/25/2059 þ		1,277	1,282

GS Mortgage Securities Corp. Trust
3.721% due 02/10/2037		6,500	6,373
4.990% due 12/15/2036 •		3,643	3,640

GS Mortgage-Backed Securities Trust
3.133% due 11/24/2067 ~	EUR	5,784	6,626
3.900% due 09/25/2061 þ		$5,010	4,887
4.100% due 07/25/2065 þ		906	877
5.013% due 07/25/2065 þ		800	794
5.648% due 06/25/2065 þ		17,101	17,122

GSR Mortgage Loan Trust
4.343% due 08/25/2046 •		21,271	4,365

HarborView Mortgage Loan Trust
4.374% due 11/19/2035 •		1,278	820
4.434% due 06/20/2035 •		4,513	4,228

Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	13,400	17,777

JP Morgan Chase Commercial Mortgage Securities Trust
4.472% due 04/15/2037 •		$2,724	2,703
4.723% due 02/15/2035 •		823	813

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,388	1,349
4.787% due 06/25/2066 ~		1,367	1,348
4.828% due 04/25/2066 ~		28,539	28,643
4.954% due 03/25/2066 ~		878	868
5.250% due 11/25/2063 ~		349	345
5.567% due 09/25/2065 ~		756	756
5.990% due 07/25/2064 ~		654	656

JP Morgan Seasoned Mortgage Trust
3.655% due 01/25/2063 ~		874	811
4.358% due 01/25/2063 ~		1,697	1,623

JPMF1 Multifamily Mortgage Trust
5.024% due 05/15/2059		8,200	8,212
5.309% due 05/15/2059		45,400	45,945

Lehman Mortgage Trust
4.263% due 10/25/2036 •		12,615	3,042

Lehman XS Trust
4.143% due 12/25/2036 •		1,633	1,370
4.283% due 02/25/2046 •		8,382	7,729
4.703% due 09/25/2047 •		7,866	7,554

Merrill Lynch Alternative Note Asset Trust
4.183% due 04/25/2037 •		699	567

Merrion Square Residential DAC
3.378% due 03/24/2081 •	EUR	7,124	8,166

MF1
4.695% due 12/15/2034 •		$3,790	3,773

MFA Trust
4.250% due 02/25/2066 ~		1,599	1,521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.387% due 12/25/2059 ~		$3,691	$3,678
5.675% due 05/27/2070 þ		10,514	10,540
6.105% due 12/25/2068 þ		1,361	1,366
6.775% due 10/25/2058 þ		819	820

Mill City Mortgage Loan Trust
3.250% due 07/25/2059 ~		13,945	12,407
3.250% due 01/25/2061 ~		2,999	2,673
3.250% due 10/25/2069 ~		2,794	2,742
5.460% due 10/25/2062 ~		951	949

Morgan Stanley Bank of America Merrill Lynch Trust
5.107% due 11/15/2058		2,000	2,015

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ		9,672	9,359
4.000% due 06/25/2064 þ		6,593	6,403
4.963% due 09/25/2070 ~		669	663
5.016% due 09/25/2070 ~		865	858
5.021% due 11/25/2070 þ		843	839
5.044% due 07/25/2069 ~		5,597	5,585
5.443% due 07/25/2070 ~		1,378	1,376
5.530% due 05/25/2070 ~		765	766

New Orleans Hotel Trust
4.662% due 04/15/2032 •		9,793	9,790

New Residential Mortgage Loan Trust
5.085% due 10/25/2065 ~		893	887

NLT Trust
3.200% due 10/25/2062 ~		2,817	2,580

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.654% due 01/25/2036 ~		4,608	1,372
5.978% due 08/25/2036 ~		9,020	2,303
6.757% due 06/25/2036 þ		10,149	2,536

Nomura Resecuritization Trust
4.427% due 10/26/2036 •		2,862	2,602

NYMT Loan Trust
3.750% due 02/25/2068 ~		777	720
3.750% due 11/25/2069 ~		874	841
5.379% due 06/25/2069 ~		4,810	4,814

OBX Trust
3.671% due 03/25/2053 ~		964	969
3.699% due 04/25/2053 ~		1,291	1,296
4.940% due 09/25/2062 þ		1,577	1,562
5.110% due 08/25/2062 þ		6,912	6,899
5.364% due 03/25/2063 ~		6,144	6,122
5.470% due 04/25/2066 ~		1,800	1,802
5.530% due 10/25/2064 þ		3,032	3,041
5.700% due 07/25/2062 þ		4,193	4,263
5.878% due 12/25/2063 þ		4,820	4,828
6.233% due 05/25/2064 þ		1,675	1,684
6.465% due 10/25/2063 þ		489	490
6.520% due 07/25/2063 þ		214	214
6.567% due 06/25/2063 þ		222	222
6.844% due 04/25/2063 þ		511	513
7.159% due 10/25/2063 þ		945	948

Oceanview Mortgage Trust
4.580% due 05/25/2055 •		693	693

PMT Loan Trust
4.978% due 08/25/2056 •		443	444

Pretium Mortgage Credit Partners LLC
4.000% due 08/25/2064 þ		4,237	4,103
4.000% due 03/25/2065 þ		2,871	2,775
4.000% due 07/25/2069 þ		1,750	1,699
4.075% due 06/25/2064 ~		3,114	2,955
4.150% due 04/25/2065 þ		3,062	2,975
4.150% due 01/25/2070 þ		3,365	3,254
4.500% due 06/25/2070 þ		3,136	3,061
5.124% due 10/25/2055 þ		4,104	4,061

Prime Property Fund LLC
4.920% due 03/15/2031 «(i)		4,700	4,592

PRKCM Trust
5.101% due 10/25/2060 þ		909	905
6.431% due 05/25/2059 þ		1,372	1,381
6.584% due 09/25/2058 þ		439	439
7.225% due 11/25/2058 þ		444	446

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	151,700	104,686
5.713% due 12/30/2057 «(a)		5,100	3,523
5.863% due 12/30/2057 «(a)		3,500	2,418
6.163% due 12/30/2057 «(a)		1,900	1,312
6.563% due 12/30/2057 «(a)		1,300	898

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	131

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRPM LLC
3.750% due 03/25/2054 þ		$672	$659
3.750% due 04/25/2055 þ		10,681	10,400
4.000% due 11/25/2053 þ		717	707
4.000% due 01/25/2054 þ		1,297	1,278
4.000% due 07/25/2054 þ		561	552
4.000% due 08/25/2054 þ		1,073	1,055
4.000% due 11/25/2054 þ		6,699	6,537
4.000% due 10/25/2064 þ		1,377	1,347
4.200% due 12/25/2064 þ		2,193	2,160
4.500% due 02/25/2055 þ		1,386	1,370
4.500% due 08/25/2055 þ		391	384
4.500% due 06/25/2065 þ		3,818	3,727
4.839% due 10/25/2055 þ		821	819
4.942% due 12/25/2055 þ		851	841
5.089% due 02/25/2031 þ		1,142	1,127
5.185% due 02/25/2031 þ		3,381	3,341
5.250% due 07/25/2055 þ		725	723
5.250% due 05/25/2056 ~		1,292	1,292
5.250% due 06/25/2056 þ		1,300	1,295
5.385% due 10/25/2030 þ		884	879
5.503% due 08/25/2030 þ		1,214	1,209
5.699% due 11/25/2029 þ		1,556	1,558
5.729% due 07/25/2030 þ		851	848
5.774% due 08/25/2028 þ		865	863
5.870% due 11/25/2029 þ		5,253	5,260
5.897% due 12/25/2029 þ		5,303	5,302
6.179% due 06/25/2030 þ		868	867
6.255% due 05/25/2030 þ		4,294	4,295

PRPM Trust
4.845% due 01/25/2056 þ		901	892
5.674% due 12/26/2069 þ		4,567	4,575
5.802% due 11/25/2069 þ		11,898	11,960
6.221% due 11/25/2068 þ		1,121	1,124
6.250% due 08/25/2068 þ		529	529
6.265% due 12/25/2068 þ		2,123	2,130
6.327% due 06/25/2069 þ		2,019	2,032

RALI Trust
6.500% due 09/25/2037		4,705	3,916

Santander Mortgage Asset Receivable Trust
5.176% due 03/25/2066 ~		1,077	1,070
5.545% due 01/25/2065 þ		1,483	1,484
5.732% due 02/25/2065 þ		11,009	11,043

Sequoia Mortgage Trust
4.510% due 11/25/2063 ~		11,563	11,561
4.629% due 07/25/2056 ~		1,600	1,572
4.669% due 04/25/2056 ~		944	920
5.030% due 10/25/2055 ~		330	331

SMRT Commercial Mortgage Trust
4.626% due 01/15/2039 •		1,500	1,500

Tib Finance PLC
6.553% due 11/15/2034 «(i)		2,200	2,235

Towd Point Mortgage Trust
1.750% due 10/25/2060		830	756
2.900% due 10/25/2059 ~		730	699
3.750% due 04/25/2057 ~		1,060	1,050
3.750% due 09/25/2062		6,550	6,206
3.750% due 01/25/2063		2,338	2,226
4.050% due 04/25/2055 ~		7,500	7,295
4.097% due 01/25/2066 ~		2,042	2,011
4.547% due 10/27/2064 ~		16,585	16,548
4.612% due 10/25/2064 ~		14,734	14,715
4.763% due 10/25/2048 •		401	402

Trinity Square PLC
5.047% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,000	1,328

Verus Securitization Trust
4.832% due 10/25/2067 ~		$1,117	1,103
4.858% due 12/25/2070 þ		1,731	1,722
5.218% due 09/25/2069 ~		5,673	5,664
5.389% due 10/25/2067 ~		2,281	2,278
5.402% due 05/25/2065 þ		831	830
6.116% due 03/25/2069 þ		7,229	7,259
6.192% due 06/25/2069 þ		3,059	3,084
6.218% due 06/25/2069 þ		3,107	3,125
6.259% due 12/25/2068 þ		3,859	3,870
6.338% due 04/25/2069 þ		1,734	1,745
6.443% due 08/25/2068 þ		555	554

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.665% due 09/25/2068 þ	$504	$504
6.876% due 11/25/2068 ~	843	846
7.070% due 10/25/2068 þ	425	427

Visio Trust
6.598% due 10/25/2058 þ	638	637

WaMu Mortgage Pass-Through Certificates Trust
4.623% due 10/25/2045 •	1,613	1,573
4.626% due 01/25/2036 ~	4,022	3,882

Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052	1,400	1,319
3.640% due 12/15/2059	500	498
5.218% due 10/15/2042 •	1,495	1,498
5.268% due 07/15/2037 •	900	902
5.439% due 11/15/2057	10,000	10,136
5.920% due 11/15/2057 ~	10,000	10,290

WSTN Trust
6.518% due 07/05/2037 ~	400	403

Total Non-Agency Mortgage-Backed Securities (Cost $1,135,895)		1,141,585

ASSET-BACKED SECURITIES 28.8%

AUTOMOBILE ABS OTHER 3.0%

Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/2033	650	649
6.315% due 05/17/2032	178	180

Arivo Acceptance Auto Loan Receivables Trust
5.110% due 11/17/2031	5,000	5,004

Bridgecrest Lending Auto Securitization Trust
5.170% due 03/17/2031	15,000	15,067

CarMax Select Receivables Trust
4.350% due 07/15/2030	7,000	6,956
5.010% due 09/16/2030	10,000	10,071

Carvana Auto Receivables Trust
4.670% due 12/10/2030	6,000	6,000
4.900% due 12/10/2030	6,000	6,002
5.820% due 09/10/2030	3,750	3,796

Consumer Portfolio Services Auto Trust
4.790% due 11/15/2029	3,500	3,507
5.120% due 07/15/2031	3,300	3,313

CPS Auto Receivables Trust
4.430% due 09/16/2030	7,900	7,857
4.650% due 03/15/2029	3,629	3,632
4.710% due 12/17/2029	3,400	3,402
4.760% due 01/15/2031	7,000	6,997
4.910% due 10/15/2031	10,600	10,597
5.740% due 04/15/2030	1,008	1,012

Drive Auto Receivables Trust
4.520% due 07/16/2029	6,000	6,005
4.670% due 05/17/2032	6,000	6,012
4.990% due 09/15/2032	13,300	13,347

Exeter Automobile Receivables Trust
4.400% due 05/15/2030	5,400	5,395
4.480% due 04/16/2029	5,084	5,088
4.640% due 01/15/2030	8,000	8,012
4.660% due 01/15/2031	3,700	3,690
4.920% due 09/17/2029	20,000	20,038
5.090% due 10/15/2031	21,500	21,594
5.160% due 07/15/2031	20,000	20,128
5.410% due 05/15/2030	1,491	1,497

Foursight Capital Automobile Receivables Trust
5.550% due 05/15/2029	1,000	1,003

GLS Auto Receivables Issuer Trust
4.220% due 08/17/2030	15,000	14,875
4.570% due 01/15/2030	13,000	12,999
4.970% due 10/15/2029	20,000	20,089
5.080% due 01/16/2029	2,454	2,459
5.110% due 01/15/2031	17,900	17,985
5.210% due 02/18/2031	6,000	6,046

GLS Auto Select Receivables Issuer Trust
4.520% due 12/15/2031	9,500	9,445

GLS Auto Select Receivables Trust
4.500% due 11/15/2030	630	629
5.640% due 06/17/2030	3,250	3,291
5.640% due 08/15/2030	800	811

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.920% due 08/15/2030		$1,000	$1,020

Santander Drive Auto Receivables Trust
4.490% due 09/15/2031		15,100	15,101
4.680% due 09/15/2031		10,800	10,770
4.870% due 05/15/2031		20,000	20,108
5.060% due 05/15/2031		20,000	20,104
5.450% due 03/15/2030		1,295	1,303
6.400% due 03/17/2031		500	512
6.430% due 02/18/2031		500	511

SFS Auto Receivables Securitization Trust
4.069% due 08/20/2029 •		7,900	7,907
4.199% due 10/22/2029 •		7,300	7,309

Westlake Automobile Receivables Trust
4.173% due 06/15/2029 •		34,650	34,669
4.630% due 01/15/2031		3,100	3,105

World Omni Select Auto Trust
5.180% due 06/17/2030		27,020	27,201

			444,100

AUTOMOBILE SEQUENTIAL 4.6%

Ally Bank Auto Credit-Linked Notes
4.452% due 06/15/2033		9,746	9,741

American Credit Acceptance Receivables Trust
4.730% due 01/12/2029		144	144

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		349	349

AutoNation Finance Trust
3.950% due 01/11/2029		42,886	42,832

Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		333	334
5.360% due 06/20/2030		2,000	2,033
5.900% due 08/21/2028		1,200	1,216

BMW Canada Auto Trust
3.008% due 11/22/2027	CAD	1,173	828
3.586% due 05/21/2029		3,100	2,195

Bridgecrest Lending Auto Securitization Trust
4.040% due 12/17/2029		$21,000	20,925
4.100% due 07/17/2028		388	388
4.730% due 02/15/2028		96	96

CarMax Auto Owner Trust
5.500% due 01/16/2029		1,041	1,049

CarMax Select Receivables Trust
4.030% due 12/17/2029		9,200	9,177
4.190% due 03/15/2029		1,306	1,306
4.350% due 04/16/2029		5,000	4,999
4.770% due 09/17/2029		10,000	10,036

Carvana Auto Receivables Trust
3.915% due 06/10/2027		4,368	4,368
4.100% due 06/11/2029		13,900	13,876
4.260% due 10/10/2029		1,690	1,689
4.400% due 08/10/2029		17,800	17,786
5.050% due 04/10/2029		254	254

Citizens Auto Receivables Trust
5.780% due 10/15/2030		1,100	1,107

Consumer Portfolio Services Auto Trust
4.460% due 07/16/2029		18,390	18,401

CPS Auto Receivables Trust
4.190% due 12/17/2029		2,493	2,487
4.350% due 02/15/2030		11,887	11,884
4.710% due 03/15/2029		228	229

Drive Auto Receivables Trust
4.140% due 09/15/2032		2,000	1,997
4.290% due 10/16/2028		1,039	1,039
4.730% due 09/15/2032		30,000	30,049

Enterprise Fleet Financing LLC
3.849% due 02/22/2027		3,996	3,995
4.000% due 10/20/2028		10,800	10,759

Exeter Automobile Receivables Trust
4.030% due 03/15/2030		30,000	29,888
4.046% due 07/15/2027		4,200	4,200
4.080% due 09/15/2028		799	799
4.310% due 11/15/2028		5,900	5,902
4.360% due 12/15/2028		5,500	5,497
4.390% due 09/17/2029		10,000	10,002

132	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.450% due 05/15/2030		$19,000	$19,004
4.470% due 07/15/2030		10,600	10,591
4.530% due 03/15/2028		205	205

Exeter Select Automobile Receivables Trust
3.978% due 06/15/2027		1,217	1,217
4.370% due 10/15/2029		1,700	1,699
4.540% due 06/15/2029		267	267

FCCU Auto Receivables Trust
3.980% due 10/15/2029		2,394	2,386
5.460% due 04/15/2030		1,000	1,010

FHF Issuer Trust
5.690% due 02/15/2030		914	916
5.890% due 06/15/2030		1,034	1,039

First Investors Auto Owner Trust
4.310% due 07/16/2029		2,700	2,699

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	3,000	2,166
5.053% due 07/15/2028		990	703

Ford Auto Securitization Trust II Asset-Backed Notes
2.933% due 05/15/2028		6,136	4,329
3.455% due 08/15/2030		7,300	5,157

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$108	108

GLS Auto Receivables Issuer Trust
3.970% due 11/15/2029		10,100	10,046
4.040% due 11/15/2028		30,500	30,473
4.250% due 04/16/2029		9,000	8,993
4.330% due 11/15/2029		1,600	1,596
4.440% due 03/15/2029		9,300	9,308
4.520% due 07/17/2028		1,148	1,148
4.750% due 01/16/2029		19,000	19,033

GLS Auto Select Receivables Trust
4.460% due 10/15/2030		368	368

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		8,043	8,080

LAD Auto Receivables Trust
3.916% due 05/17/2027		1,027	1,027
4.170% due 08/15/2029		4,200	4,195

Lendbuzz Securitization Trust
4.970% due 10/15/2029		2,018	2,019
5.100% due 10/15/2030		6,391	6,397
7.090% due 10/16/2028		344	347

M&T Bank Auto Receivables Trust
3.926% due 06/15/2027		19,521	19,518
4.330% due 07/16/2029		13,490	13,486

Nissan Auto Lease Trust
3.900% due 05/15/2028		10,000	9,970

Nissan Auto Receivables Owner Trust
4.450% due 11/15/2029		2,597	2,599

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		2,895	2,908

Research-Driven Pagaya Motor Asset Trust
5.124% due 04/25/2034		439	440

Santander Drive Auto Receivables Trust
3.930% due 07/15/2030		31,900	31,621
4.040% due 03/15/2029		10,896	10,881
4.280% due 01/15/2029		1,679	1,678
4.630% due 10/16/2028		1,034	1,035

SBNA Auto Lease Trust
5.560% due 11/22/2027		601	602

SCCU Auto Receivables Trust
4.180% due 08/15/2029		1,600	1,597
4.570% due 01/15/2031		3,000	3,001
4.670% due 11/15/2028		258	258

SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029		3,200	3,192
4.270% due 10/22/2029		4,700	4,698

Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028		4,446	4,439
4.270% due 11/20/2028		25,000	24,922

Upgrade Auto Receivables Trust
4.540% due 05/15/2029		3,319	3,319
4.590% due 10/15/2031		3,100	3,056
4.600% due 01/15/2031		13,000	12,949

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Veros Auto Receivables Trust
5.310% due 09/15/2028		$7,539	$7,556

Westlake Automobile Receivables Trust
3.840% due 01/16/2029		1,900	1,896
4.020% due 09/15/2028		2,000	1,998
4.220% due 06/15/2029		18,800	18,781
4.260% due 06/15/2029		7,570	7,566
4.310% due 04/17/2028		11,183	11,188
4.350% due 04/15/2030		19,950	19,922
4.510% due 05/15/2029		2,300	2,303
4.660% due 09/15/2028		1,083	1,084

World Omni Auto Receivables Trust
5.700% due 02/15/2029		2,400	2,413

			671,258

CMBS OTHER 0.9%

Acore Issuer LLC
5.089% due 08/20/2043 •		7,700	7,705

ACREC LLC
4.950% due 07/18/2043 •		5,100	5,100
5.087% due 01/18/2043 •		2,900	2,902

ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		3,300	3,304

ACRES LLC
5.256% due 08/18/2040 •		2,081	2,090

BDS LLC
4.921% due 10/17/2042 •		10,000	10,008

BRSP Ltd.
5.089% due 08/19/2043 •		3,300	3,306

Dwight Issuer LLC
5.000% due 01/18/2044 •(a)		4,700	4,706

FS Rialto Issuer LLC
5.089% due 01/19/2044 •		4,600	4,614

Greystone CRE Notes LLC
5.106% due 01/15/2043 •		50,000	50,125

GS REFT Issuer Ltd.
5.139% due 10/19/2043 •		4,000	4,011

INCREF LLC
5.050% due 01/19/2044 •		3,300	3,302

KREF Ltd.
5.089% due 02/17/2039 •		121	121

LMNT CRE LLC
5.189% due 07/21/2043 •		3,800	3,805

LRECS LLC
5.139% due 08/19/2043 •		9,600	9,603

MF1 LLC
4.957% due 02/18/2040 •		500	500
5.087% due 02/18/2043 •		4,400	4,408

PFP Ltd.
5.126% due 12/18/2042 •		500	502
5.137% due 08/18/2043 •		3,300	3,314
5.444% due 09/17/2039 •		8,137	8,160

Starwood LLC
5.089% due 11/19/2042 •		5,100	5,110

			136,696

FINANCE CONSUMER LOANS 0.0%

SLM Student Loan Trust
2.715% due 07/25/2039 •	EUR	965	1,044

HOME EQUITY OTHER 2.7%

Accredited Mortgage Loan Trust
4.203% due 12/25/2035 •		$8,917	8,581

ACE Securities Corp. Home Equity Loan Trust
4.283% due 07/25/2036 •		8,038	6,812
6.013% due 08/25/2045 •		6,558	5,921

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.813% due 08/25/2035 •		150	149
5.563% due 09/25/2034 •		3,414	2,871

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.223% due 01/25/2036 •	$329	$318

Asset-Backed Securities Corp. Home Equity Loan Trust
4.723% due 11/25/2035 •	5,283	4,682
5.788% due 05/25/2035 •	2,778	2,359

Bear Stearns Asset-Backed Securities I Trust
4.463% due 04/25/2037 •	6,350	6,116
4.708% due 12/25/2035 •	20,427	20,132
5.311% due 03/25/2035 •	194	194

BNC Mortgage Loan Trust
5.263% due 11/25/2037 •	12,673	9,060

Chase Funding Trust
4.223% due 12/25/2033 •	726	712

CIT Mortgage Loan Trust
5.513% due 10/25/2037 •	30,849	30,452

Citicorp Residential Mortgage Trust
4.331% due 07/25/2036 þ	7,347	7,074

Citigroup Mortgage Loan Trust, Inc.
7.581% due 10/25/2036 þ	1,591	922

Countrywide Asset-Backed Certificates
5.938% due 12/25/2034 •	3,471	3,252

Countrywide Asset-Backed Certificates Trust
3.837% due 12/25/2034 •	735	694
4.243% due 03/25/2047 •	5,777	5,545
4.403% due 09/25/2047 •	10,899	9,784
5.638% due 07/25/2035 •	4,284	4,241

Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ	4,100	4,115

EquiFirst Loan Securitization Trust
4.283% due 04/25/2037 •	5,000	4,099

Fieldstone Mortgage Investment Trust
4.408% due 02/25/2036 •	1,814	1,627

Fremont Home Loan Trust
4.063% due 08/25/2036 •	7,859	3,169

GSAA Home Equity Trust
3.863% due 05/25/2037 •	7,637	2,691
5.069% due 09/25/2035 ~	372	236
6.158% due 09/25/2035 þ	2,735	1,731

GSAMP Trust
3.903% due 01/25/2037 •	9,073	5,631
3.943% due 06/25/2036 •	772	416
4.258% due 03/25/2046 •	2,908	2,725
4.333% due 02/25/2036 •	2,325	2,466
4.498% due 09/25/2035 •	1,098	1,088
4.858% due 02/25/2035 •	4,735	4,654

HSI Asset Securitization Corp. Trust
4.023% due 12/25/2036 •	4,785	1,818
4.043% due 04/25/2037 •	16,769	10,740
4.123% due 04/25/2037 •	5,552	3,583
4.323% due 04/25/2037 •	3,941	2,543

IXIS Real Estate Capital Trust
4.363% due 03/25/2036 •	142	74

JP Morgan Mortgage Acquisition Trust
4.083% due 03/25/2037 •	1,500	1,370

JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~	22,065	21,819

Long Beach Mortgage Loan Trust
4.513% due 02/25/2034 •	1,069	1,064

MASTR Asset-Backed Securities Trust
3.863% due 08/25/2036 •	6,519	2,203

MASTR Specialized Loan Trust
6.163% due 01/25/2036 •	5,948	4,138

Merrill Lynch First Franklin Mortgage Loan Trust
4.023% due 06/25/2037 •	1,239	1,244
4.103% due 05/25/2037 •	3,829	2,893
4.263% due 06/25/2037 •	228	229

Merrill Lynch Mortgage Investors Trust
4.888% due 06/25/2035 •	3,322	3,552

Morgan Stanley ABS Capital I, Inc. Trust
4.383% due 12/25/2035 •	165	162
4.663% due 05/25/2034 •	5,470	5,289
4.858% due 01/25/2035 •	463	470
6.538% due 08/25/2034 •	550	484

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	133

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Century Home Equity Loan Trust
4.323% due 05/25/2036 •	$1,500	$1,442
4.648% due 05/25/2034 •	1,353	1,426

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.563% due 02/25/2037 •	1,156	313

NovaStar Mortgage Funding Trust
2.675% due 06/25/2036 •	194	177

RCKT Mortgage Trust
4.795% due 09/25/2055 þ	1,674	1,655
4.827% due 01/25/2056 þ	1,103	1,089
4.894% due 11/25/2055 þ	3,468	3,431
4.966% due 11/25/2055 þ	1,305	1,297
5.158% due 10/25/2044 þ	4,878	4,867
5.321% due 06/25/2056 þ	6,600	6,606
5.344% due 09/25/2044 þ	2,813	2,814
5.472% due 06/25/2055 þ	4,948	4,956
5.553% due 03/25/2055 þ	17,230	17,310
5.582% due 12/25/2044 þ	9,691	9,717
5.653% due 01/25/2045 þ	11,717	11,766
5.846% due 08/25/2044 þ	3,664	3,677
6.141% due 04/25/2044 ~	2,089	2,099
6.147% due 06/25/2044 þ	5,302	5,327

Renaissance Home Equity Loan Trust
5.710% due 04/25/2037 þ	13,614	3,296
5.909% due 04/25/2037 þ	46,054	11,546

Residential Asset Securities Corporation Trust
5.788% due 03/25/2035 •	669	635

Saxon Asset Securities Trust
3.863% due 05/25/2047 •	268	194
4.003% due 01/25/2047 •	5,178	4,951
4.163% due 09/25/2047 •	5,692	5,377
4.258% due 03/25/2036 •	6,050	4,962
4.563% due 09/25/2047 •	10,000	8,349

Securitized Asset-Backed Receivables LLC Trust
4.023% due 01/25/2037 •	485	465
4.123% due 02/25/2037 •	13,850	12,249
4.183% due 03/25/2036 •	3,627	3,521
4.183% due 12/25/2036 •	3,410	1,717
4.723% due 10/25/2035 •	3,151	2,395

Soundview Home Loan Trust
4.283% due 02/25/2037 •	10,998	2,946

Structured Asset Investment Loan Trust
4.713% due 10/25/2033 •	1,304	1,313

Structured Asset Securities Corp.
4.526% due 02/25/2035 •	825	835

Structured Asset Securities Corp. Mortgage Loan Trust
4.168% due 01/25/2037 •	13,359	12,727
4.183% due 02/25/2037 •	237	234

Towd Point Mortgage Trust
4.720% due 02/25/2066 þ	859	848
5.091% due 10/25/2065 þ	1,269	1,259
5.278% due 08/25/2065 þ	971	969
5.725% due 11/25/2064 þ	6,838	6,868
6.125% due 02/25/2064 ~	1,336	1,339

Wells Fargo Home Equity Asset-Backed Securities Trust
4.753% due 04/25/2035 •	21	21

		397,179

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
3.983% due 11/25/2036 •	1,125	1,049

Towd Point Mortgage Trust
4.961% due 01/25/2066 þ	1,118	1,109
5.302% due 06/20/2066 þ	2,100	2,105

		4,263

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	2,131	2,149

WHOLE LOAN COLLATERAL 0.7%

Citigroup Mortgage Loan Trust, Inc.
4.163% due 11/25/2046 •	258	255

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Trust
5.638% due 07/25/2034 •	$203	$205

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.528% due 11/25/2035 •	3,184	3,096

Pretium Mortgage Credit Partners LLC
4.968% due 02/25/2056 þ	2,522	2,501
5.074% due 02/25/2056 þ	929	922
5.180% due 01/25/2056 þ	3,873	3,843
5.184% due 11/25/2055 þ	4,177	4,136
5.193% due 10/25/2055 þ	3,051	3,055
5.265% due 12/25/2055 þ	3,207	3,176
5.342% due 12/25/2055 þ	4,312	4,283
5.391% due 08/25/2055 þ	893	894
5.510% due 04/25/2056 þ	4,228	4,220
5.657% due 07/25/2055 þ	870	871
5.668% due 06/25/2066 þ	2,168	2,171
5.710% due 04/25/2056 þ	983	983
5.732% due 08/25/2055 þ	885	887
5.744% due 06/25/2055 þ	862	863
5.770% due 07/25/2056 þ(a)	2,800	2,808
6.244% due 05/25/2055 þ	26,095	26,138

PRPM LLC
6.299% due 06/25/2031 þ	3,400	3,407

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	2,000	1,991

Residential Asset Mortgage Products Trust
4.143% due 10/25/2036 •	17,850	17,269

Securitized Asset-Backed Receivables LLC Trust
4.003% due 11/25/2036 •	26,518	6,791

Specialty Underwriting & Residential Finance Trust
4.243% due 09/25/2037 •	2,213	1,552

VCAT LLC
5.062% due 02/25/2056 þ	893	889
5.101% due 01/25/2056 þ	874	868
5.889% due 02/25/2055 þ	10,806	10,819

		108,893

OTHER ABS 16.9%

37 Capital CLO 4 Ltd.
4.763% due 04/15/2035 •	5,200	5,205

37 Capital CLO II
4.941% due 04/15/2037 •	2,300	2,306

522 Funding CLO Ltd.
4.693% due 04/15/2035 •	210	210
4.866% due 10/23/2034 •	7,800	7,809

AASET MT-1 Ltd.
5.243% due 02/16/2050	22,255	21,921
5.522% due 02/16/2050	13,902	13,785

AASET Trust
2.798% due 01/15/2047	1,593	1,515

AB BSL CLO 7 Ltd.
4.902% due 01/15/2039 •	11,600	11,609

ACHV ABS Trust
4.760% due 04/26/2032	906	907
5.010% due 12/26/2031	198	199
5.040% due 04/26/2032	1,537	1,538
5.070% due 10/27/2031	402	402
5.430% due 10/27/2031	1,002	1,006
5.450% due 12/26/2031	1,338	1,345
5.680% due 12/26/2031	1,137	1,142
5.900% due 04/25/2031	53	53

Affirm Master Trust
4.450% due 10/16/2034	1,200	1,191
4.670% due 07/15/2033	1,600	1,604
4.990% due 02/15/2033	30,000	30,122

AGL CLO 13 Ltd.
4.775% due 10/20/2034 •	1,000	1,000

AGL CLO 9 Ltd.
5.040% due 04/20/2037 •	9,600	9,612

AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •	9,100	9,102

AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •	1,600	1,601

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •		$20,000	$20,009

Anchorage Capital CLO 28 Ltd.
4.835% due 04/20/2037 •		5,200	5,202

Anchorage Capital CLO 7 Ltd.
4.990% due 04/28/2037 •		2,600	2,603

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		8,472	8,277
4.169% due 04/25/2038		2,000	1,900

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		2,203	2,140

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		2,000	1,905

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		2,000	1,907

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		2,600	2,575
5.702% due 10/22/2040		500	494

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		2,700	2,674
5.336% due 10/25/2040		2,300	2,263

Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042		4,900	4,859

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		3,861	3,691

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		2,000	1,903

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		7,486	7,374

Apidos CLO XI
4.920% due 04/17/2034 •		22,200	22,227

Aqua Finance Issuer Trust
4.760% due 04/17/2051		877	868
4.790% due 05/17/2051		653	649

Arbour CLO XIII DAC
3.453% due 08/15/2038 •	EUR	4,000	4,571

Arcano Euro CLO II DAC
3.415% due 07/25/2039 •		2,400	2,745
4.215% due 07/25/2039 •		3,000	3,440

ARES LXII CLO Ltd.
4.737% due 01/25/2034 •		$3,000	3,002
5.067% due 01/25/2034 •		5,300	5,304

ARES LXV CLO Ltd.
4.787% due 07/25/2034 •		49,700	49,725
5.167% due 07/25/2034 •		500	501

ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •		2,700	2,703

ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •		2,500	2,503

Ascent Education Funding Trust
6.140% due 10/25/2050		1,316	1,336

Atlas Senior Loan Fund XVI Ltd.
4.775% due 01/20/2034 •		2,036	2,037

Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •		2,100	2,100

Bain Capital Credit CLO Ltd.
4.702% due 10/21/2034 •		18,200	18,209
4.727% due 07/24/2034 •		10,000	10,005
4.814% due 04/22/2035 •		1,900	1,902
4.816% due 10/23/2034 •		6,000	6,007
4.840% due 07/17/2035 •		1,300	1,301

Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •	EUR	3,900	4,461
3.449% due 01/15/2037 •		6,200	7,096

Barings Euro CLO DAC
3.426% due 08/15/2039 •		3,500	4,002

Barings Infrastructure CLO Ltd.
0.000% due 07/20/2039 •(a)		$1,600	1,601
0.000% due 07/20/2039 «•(a)		1,000	1,000

Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •		4,600	4,604

Basswood Park CLO Ltd.
4.705% due 04/20/2034 •		12,500	12,506

134	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bayfront Iabs VII Pte. Ltd.
4.904% due 04/11/2048 «•		$3,184	$3,178

BCRED PC Static LLC
4.974% due 04/27/2036 •		13,400	13,400

Beechwood Park CLO Ltd.
4.750% due 01/17/2035 •		6,000	5,996

Benefit Street Partners CLO XXII Ltd.
4.825% due 04/20/2035 •		1,400	1,401

BHG Securitization Trust
2.240% due 10/17/2034		1,410	1,381
4.820% due 04/17/2036		5,206	5,192
4.840% due 09/17/2036		715	711
5.170% due 09/17/2036		11,628	11,608
5.260% due 04/17/2036		8,934	8,938
6.560% due 10/17/2035		10,560	10,683
6.920% due 12/17/2036		90	93

Blackbird Capital II Aircraft Lease Ltd.
2.443% due 07/15/2046		1,434	1,361

Blackrock DLF CLO LLC
5.253% due 07/25/2034 •		2,000	2,000

BlueMountain CLO XXXII Ltd.
4.773% due 10/15/2034 •		5,150	5,154

BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •		2,900	2,901

Bosphorus CLO IX DAC
3.614% due 04/15/2038 •	EUR	3,600	4,121

Boyce Park CLO Ltd.
4.672% due 04/21/2035 •		$6,100	6,104

Broad River BSL Funding CLO Ltd.
5.107% due 07/20/2034 ~		3,750	3,750

Buckhorn Park CLO Ltd.
4.745% due 07/18/2034 •		1,800	1,801

Canyon Capital CLO Ltd.
4.683% due 10/15/2034 •		20,000	20,018

Canyon CLO Ltd.
4.753% due 07/15/2034 •		5,200	5,202
4.773% due 10/15/2034 •		1,000	1,001

Capital Four CLO X DAC
3.415% due 10/25/2038 •	EUR	2,100	2,402

Capital Four U.S. CLO I Ltd.
4.815% due 01/18/2035 •		$3,600	3,601
5.275% due 01/18/2035 •		14,000	14,026

Capital Four U.S. CLO II Ltd.
5.055% due 01/20/2037 •		3,600	3,608

Capital Four U.S. CLO V Ltd.
0.000% due 07/15/2037 «•(a)		5,800	5,800

Capital Street Master Trust
4.693% due 08/16/2029 •		1,000	1,001

Carlyle U.S. CLO Ltd.
4.747% due 01/25/2035 •		500	501
4.785% due 10/20/2034 •		750	751

CarVal CLO III Ltd.
4.665% due 07/20/2032 •		15,367	15,377

Castlelake Aircraft Structured Trust
5.073% due 03/15/2051		27,222	26,791
5.087% due 11/15/2050		19,175	18,930
5.465% due 08/15/2050		1,964	1,954
5.783% due 02/15/2050		12,524	12,576

Cedar Funding VI CLO Ltd.
4.765% due 04/20/2034 •		1,900	1,902

CFIP CLO Ltd.
5.157% due 01/20/2035 •		13,500	13,520

College Avenue Student Loans LLC
4.863% due 07/25/2051 •		1,768	1,771
5.163% due 12/28/2048 •		1,033	1,039
5.528% due 05/25/2055 •		2,196	2,235

Crown City CLO III
0.000% due 07/20/2034 «~(a)		2,600	2,600

Diameter Capital CLO 9 Ltd.
4.845% due 04/20/2038 •		77,000	76,982

DLLMT LLC
4.030% due 07/20/2028		500	499

Dryden 108 CLO Ltd.
5.035% due 07/18/2037 •		15,500	15,521

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Dryden 43 Senior Loan Fund
4.745% due 04/20/2034 •		$21,920	$21,952

Dryden 86 CLO Ltd.
4.810% due 07/17/2034 •		500	501

Dryden 95 CLO Ltd.
4.682% due 08/20/2034 •		48,500	48,523

ECMC Group Student Loan Trust
4.892% due 11/25/2069 •		774	782

Elevation CLO Ltd.
4.797% due 07/25/2034 •		24,200	24,227
4.955% due 01/25/2035 •		4,100	4,102

Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •		600	600

Elmwood CLO 28 Ltd.
4.900% due 04/17/2037 •		12,250	12,270

Elmwood CLO 39 Ltd.
4.820% due 04/17/2038 •		7,000	7,001

Elmwood CLO IV Ltd.
4.925% due 04/18/2037 •		20,000	20,061

Fort Greene Park CLO LLC
4.614% due 04/22/2034 •		31,200	31,225

Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •		601	601

Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •		574	575

Fortress Credit BSL XVI Ltd.
5.045% due 10/20/2035 •		9,000	9,012

Fortress Credit BSL XX Ltd.
4.906% due 01/23/2037 •		2,100	2,104

Foundation Finance Trust
4.670% due 04/15/2052		318	316
4.980% due 02/17/2053 (a)		1,700	1,700

Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •		900	900

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.825% due 10/20/2034 •		5,000	5,006

Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •		2,000	2,002
5.075% due 04/20/2035 •		900	902
5.175% due 04/20/2035 •		3,800	3,801

Golub Capital Partners Static Ltd.
4.795% due 07/20/2035 •		7,352	7,358

GreatAmerica Leasing Receivables Funding LLC
4.032% due 06/15/2027		3,681	3,680
4.470% due 01/16/2029		2,500	2,503

GreenSky Home Improvement Issuer Trust
4.340% due 12/27/2060		375	375
4.890% due 06/25/2060		268	267
4.930% due 06/25/2060		114	114
5.020% due 06/25/2060		500	502
5.120% due 03/25/2060		1,812	1,817
5.150% due 10/27/2059		2,594	2,612
5.220% due 03/25/2060		4,328	4,346
5.260% due 10/27/2059		309	310
5.320% due 03/25/2060		13,200	13,336
5.550% due 06/25/2059		1,100	1,115
5.550% due 10/27/2059		309	310
5.870% due 06/25/2059		1,343	1,358
6.360% due 06/25/2059		1,343	1,362
6.430% due 10/27/2059		309	313

Greywolf CLO III Ltd.
4.894% due 04/22/2033 •		10,772	10,780

Greywolf CLO IV Ltd.
4.920% due 04/17/2034 •		1,300	1,302

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	3,800	4,346
4.208% due 08/15/2039 •		6,500	7,485

Guggenheim CLO Ltd.
4.823% due 01/15/2035 •		$800	800

Harvest U.S. CLO Ltd.
4.823% due 01/15/2037 •		5,300	5,310
4.986% due 04/18/2037 •		2,700	2,706

ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~	EUR	4,000	4,575
4.550% due 01/26/2038		1,000	1,148

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •		$3,158	$3,159

IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •		7,400	7,402

IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •		2,081	2,083

Invesco CLO Ltd.
4.773% due 07/15/2034 •		15,000	15,015
4.825% due 07/20/2035 •		1,700	1,702

Invesco Euro CLO XII DAC
3.277% due 07/15/2037 •	EUR	4,100	4,690

Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •		$5,300	5,305

Kennedy Lewis CLO 7 Ltd.
4.839% due 04/22/2037 •		4,500	4,504
5.089% due 04/22/2037 •		8,000	8,004
5.189% due 04/22/2037 •		6,850	6,865

KKR CLO 16 Ltd.
4.815% due 10/20/2034 •		4,800	4,806

KKR CLO 18 Ltd.
4.725% due 10/18/2035 •		3,175	3,177

KKR CLO 27 Ltd.
4.783% due 01/15/2035 •		1,200	1,201

KKR CLO 33 Ltd.
4.755% due 07/20/2034 •		900	900

KKR CLO 36 Ltd.
4.823% due 10/15/2034 •		2,600	2,603

KKR CLO 42 Ltd.
4.825% due 07/20/2034 •		2,100	2,102

KKR CLO 43 Ltd.
4.771% due 04/15/2038 •		1,100	1,099

LCM 34 Ltd.
4.855% due 10/20/2034 •		250	250

LCM 36 Ltd.
4.743% due 01/15/2034 •		12,000	12,004

LCM 39 Ltd.
4.713% due 10/15/2034 •		1,100	1,101

Lendmark Funding Trust
5.530% due 06/21/2032		3,100	3,116

Madison Park Funding LVIII Ltd.
0.000% due 04/25/2037 «~(a)		3,900	3,900

Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •		5,000	5,004

Madison Park Funding LXXI Ltd.
4.806% due 04/23/2038 •		19,000	18,962

Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		30,000	30,000

Madison Park Funding XXXIV Ltd.
5.050% due 10/16/2037 •		15,300	15,331

Madison Park Funding XXXIX Ltd.
4.660% due 10/22/2034 •		4,300	4,302

Madison Park Funding XXXVI Ltd.
4.733% due 04/15/2035 •		1,000	1,000

Magnetite XXXII Ltd.
4.823% due 10/15/2037 •		20,000	20,020

MAPS Trust
5.523% due 06/15/2051 «(a)		29,000	28,964

Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •		3,500	3,504

Marble Point CLO XXII Ltd.
4.887% due 07/25/2034 •		1,800	1,802

Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •		4,700	4,703

MAST Ltd.
5.134% due 02/15/2051		21,769	21,363

MidOcean Credit CLO XIII Ltd.
4.872% due 01/21/2039 •		10,000	10,002

Mountain View CLO LLC
4.549% due 04/14/2033 •		958	958

Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •		2,100	2,102

Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •		5,400	5,404

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	135

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Education Loan Trust
5.020% due 07/15/2055		$2,425	$2,431
5.320% due 07/15/2055		3,596	3,606

Navient Private Education Refi Loan Trust
4.790% due 12/15/2059 •		760	761

Navient Student Loan Trust
4.627% due 08/26/2069 •		730	729

Nelnet Student Loan Trust
4.610% due 02/21/2061		19,498	19,162
4.650% due 08/20/2054		9,035	8,891
4.670% due 06/22/2065		7,390	7,241
4.840% due 05/17/2055		3,467	3,444
4.909% due 02/21/2061 •		6,048	6,057
4.943% due 05/17/2055 •		3,302	3,315
4.959% due 06/22/2065 •		5,614	5,629
5.809% due 02/20/2041 •		197	201
6.640% due 02/20/2041		197	202

Neuberger Berman CLO XXI Ltd.
4.995% due 01/20/2039 •		10,000	10,022

Neuberger Berman Loan Advisers CLO 43Ltd.
4.730% due 07/17/2036 •		21,000	21,013

Neuberger Berman Loan Advisers CLO 45Ltd.
4.729% due 10/14/2036 •		21,300	21,311

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.917% due 10/25/2036 •		2,200	2,202
5.217% due 10/25/2036 •		10,000	10,019

New Mountain CLO 5 Ltd.
4.925% due 07/20/2036 •		8,000	8,007

Northwoods Capital 25 Ltd.
4.795% due 07/20/2034 •		1,900	1,901

Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(a)		5,800	5,800

OCP CLO Ltd.
4.855% due 04/20/2038 •		17,500	17,494

OCP Euro CLO DAC
3.478% due 07/20/2036 •	EUR	2,900	3,316
3.527% due 04/15/2037 «•		4,600	5,256

Octagon 64 Ltd.
4.932% due 07/21/2035 •		$40,000	40,066

Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •		10,600	10,607

Octagon Investment Partners 41 Ltd.
4.763% due 10/15/2033 •		15,000	15,010

Octagon Investment Partners 45 Ltd.
4.823% due 04/15/2035 •		5,700	5,700

OFSI BSL X Ltd.
4.945% due 04/20/2034 •		16,300	16,308

Oportun Funding Trust
5.240% due 08/16/2032		7,283	7,289
5.780% due 08/16/2032		2,000	2,003

OZLM XV Ltd.
4.725% due 04/20/2033 •		26,365	26,378

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		1,230	395
4.497% due 04/15/2033		950	943
4.865% due 10/15/2032		597	597
4.883% due 04/15/2033		18,698	18,602
4.961% due 10/15/2032		3,122	3,120
5.065% due 03/15/2032		894	895
5.092% due 07/15/2032		2,607	2,612
5.108% due 03/15/2033		314	314
5.156% due 07/15/2032		3,701	3,706
5.183% due 06/15/2032		1,632	1,634
5.329% due 10/15/2032		28,897	28,847
5.331% due 01/15/2032		728	729
5.440% due 03/15/2033		19,999	19,989
5.628% due 07/15/2032		7,118	7,125
5.637% due 07/15/2032		1,345	1,350
5.639% due 10/15/2032		11,657	11,662
5.640% due 03/15/2033		2,400	2,402
5.750% due 06/15/2032		2,251	2,257
5.823% due 04/15/2032 «		775	775
5.867% due 07/15/2032		3,573	3,583
5.992% due 06/15/2032		740	742

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.261% due 04/15/2032 «	$829	$828
6.278% due 10/15/2031	393	393
10.273% due 04/15/2032 «	1,019	988

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031	390	390

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	604	604

Pagaya AI Debt Trust
5.373% due 01/17/2033	1,744	1,749

Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034	8,600	8,606

Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •	3,435	3,437
4.493% due 10/15/2032 •	900	900
4.493% due 01/15/2033 •	4,320	4,317
4.660% due 01/15/2034 •	1,400	1,400

PEAC Solutions Receivables LLC
4.940% due 10/20/2028	11,482	11,514

Pikes Peak CLO 2
4.895% due 10/11/2034 •	18,000	18,021

Pikes Peak CLO 4
4.883% due 07/15/2034 •	18,000	18,020

Pikes Peak CLO 6
4.589% due 05/18/2034 •	21,450	21,467

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039	4,988	4,983

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042	16,608	16,673

PK ALIFT Loan Funding 7 LP
4.750% due 03/15/2043	3,951	3,924

Post CLO Ltd.
4.753% due 10/15/2034 •	500	501
4.775% due 04/20/2035 •	3,600	3,603

PPM CLO 5 Ltd.
4.855% due 10/18/2034 •	2,500	2,503

RCKT Trust
4.480% due 11/27/2034	228	228
4.900% due 07/25/2034	120	120

Reach ABS Trust
4.320% due 02/15/2033	837	837
4.340% due 02/15/2035	5,126	5,122
4.370% due 02/15/2033	22,200	22,066
4.810% due 02/15/2035	6,300	6,296
4.930% due 08/18/2032	641	642
4.960% due 08/16/2032	2,135	2,137
5.120% due 08/18/2032	4,300	4,288
5.340% due 08/16/2032	4,600	4,616
5.350% due 02/15/2035	5,600	5,597
5.840% due 07/15/2031	5,000	5,026
5.880% due 07/15/2031	47	47
5.990% due 08/16/2032	1,200	1,207
6.290% due 02/18/2031	337	338

Regatta VII Funding Ltd.
4.747% due 06/20/2034 •	20,500	20,513

RIN VIII LLC
0.000% due 07/20/2037 «•(a)	7,800	7,800

RKTL Trust
4.850% due 05/25/2035	14,457	14,448
5.450% due 05/25/2035	5,900	5,879

Rockford Tower CLO Ltd.
4.805% due 07/20/2034 •	600	601
4.875% due 07/20/2035 •	1,500	1,502

Romark CLO - IV Ltd.
4.819% due 07/10/2034 •	1,800	1,802

Romark CLO V Ltd.
4.863% due 01/15/2035 •	1,900	1,900

Romark Credit Funding II Ltd.
2.625% due 10/25/2039	1,000	942

Romark Credit Funding III Ltd.
5.539% due 09/15/2042	3,400	3,405

Romark Credit Funding Ltd.
5.423% due 07/29/2043	1,800	1,805

Sagard-Halseypoint CLO 8 Ltd.
5.053% due 01/30/2038 •	45,500	45,586

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sandstone Peak Ltd.
4.843% due 04/15/2038 •		$4,900	$4,902
5.323% due 04/15/2038 •		9,750	9,776

Sculptor CLO XXVII Ltd.
4.825% due 04/20/2037 •		4,400	4,402

Shackleton CLO Ltd.
4.875% due 07/20/2034 •		1,300	1,301

Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •		500	500

Sixth Street CLO VIII Ltd.
4.825% due 10/20/2034 •		12,000	12,014

Slam Ltd.
5.547% due 07/15/2051		46,808	46,786
5.807% due 05/15/2050		23,359	23,521

SLM Student Loan Trust
2.565% due 10/25/2039 •	EUR	995	1,064

SMB Private Education Loan Trust
0.000% due 11/16/2054 «(e)		$3	15
1.340% due 03/17/2053		5,280	4,989
2.300% due 01/15/2053		1,169	1,138
4.693% due 06/17/2052 •		1,134	1,134
4.693% due 07/15/2053 •		3,695	3,693
4.793% due 03/17/2053 •		436	437
4.793% due 11/16/2054 •		6,128	6,133
4.943% due 10/16/2056 •		2,119	2,138
5.020% due 03/17/2053		1,394	1,382
5.030% due 03/15/2056		24,235	24,083
5.043% due 03/15/2056 •		1,122	1,131
5.060% due 03/16/2054		10,749	10,758
5.090% due 11/16/2054		44,943	44,627
5.090% due 10/16/2056		1,681	1,681
5.130% due 04/15/2054		26,829	26,864
5.240% due 03/15/2056		1,354	1,361
5.380% due 01/15/2053		783	786
5.380% due 07/15/2053		4,138	4,172
5.393% due 10/16/2056 •		3,011	3,053
5.500% due 06/17/2052		5,220	5,270
5.600% due 11/16/2054		2,779	2,772
6.030% due 11/16/2054		556	552
6.800% due 11/16/2054		4,446	4,448

SoFi Consumer Loan Program Trust
4.240% due 08/25/2035		745	744
4.800% due 02/27/2034		3,131	3,136
4.820% due 06/25/2034		1,104	1,106

Sound Point CLO VII-R Ltd.
4.998% due 10/23/2031 •		282	282

Sound Point CLO XXII Ltd.
4.705% due 01/20/2032 •		1,843	1,844

Sound Point CLO XXVII Ltd.
5.108% due 10/25/2034 •		6,000	6,009

Sound Point CLO XXVIII Ltd.
4.947% due 01/25/2032 •		513	513

Stream Innovations Issuer Trust
6.270% due 07/15/2044		1,331	1,366

Sunbit Asset Securitization Trust
5.360% due 07/15/2030		600	600

Switch ABS Issuer LLC
5.121% due 10/25/2055		12,900	12,717

Sycamore Tree CLO Ltd.
4.825% due 01/20/2037 •		4,800	4,802

Symphony CLO 37 Ltd.
4.805% due 01/20/2037 •		7,750	7,754

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		3,100	3,102

Symphony CLO XXIV Ltd.
4.796% due 10/23/2035 •		1,100	1,101

Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •		3,500	3,504

Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •		3,000	3,003

TCI-Symphony CLO Ltd.
4.950% due 10/13/2032 •		32	32

TCW CLO AMR Ltd.
4.948% due 08/16/2034 •		7,100	7,109

136	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thayer Park CLO Ltd.
4.675% due 04/20/2034 •		$1,200	$1,201

THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •		2,900	2,903

Thompson Park CLO Ltd.
4.723% due 04/15/2034 •		1,000	1,000

Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •		4,400	4,402

Trimaran CAVU Ltd.
4.687% due 10/25/2034 •		8,700	8,702

Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •		1,936	1,938

Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •		8,425	8,432

Trinitas CLO XIV Ltd.
4.767% due 01/25/2034 •		2,776	2,779

Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •		15,583	15,594

Trinitas CLO XVI Ltd.
4.805% due 07/20/2034 •		19,500	19,521

Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •		2,800	2,803

Trinitas CLO XX Ltd.
4.715% due 07/20/2035 •		21,000	21,000

Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •		5,700	5,703

UPG HI Issuer Trust
5.000% due 09/25/2047		14,092	14,029

Upstart Pass-Through Trust
7.900% due 10/20/2028		102	103

Upstart Securitization Trust
4.600% due 09/20/2035		361	360
4.770% due 07/20/2036 (a)		500	501
5.020% due 09/20/2035		500	499
5.200% due 11/20/2035		1,625	1,624
5.220% due 06/20/2035		2,276	2,279

Valerie Asset Ltd.
5.219% due 09/15/2050 «(i)		46,717	45,955
5.267% due 09/15/2050 «(i)		6,633	5,963

VB-S1 Issuer LLC
4.693% due 03/15/2056		6,500	6,359

Venture 44 CLO Ltd.
4.815% due 10/20/2034 •		1,000	1,001

Vibrant CLO XII Ltd.
4.825% due 04/20/2034 •		1,900	1,902

Wellfleet CLO Ltd.
4.823% due 07/15/2034 •		1,200	1,201
4.855% due 04/20/2034 •		4,300	4,305

Wind River CLO Ltd.
4.733% due 10/15/2034 •		21,484	21,494
4.785% due 07/20/2034 •		2,100	2,102

Wise CLO Ltd.
5.023% due 07/15/2038 •		14,500	14,540

			2,486,471

Total Asset-Backed Securities (Cost $4,254,439)			4,252,053

SOVEREIGN ISSUES 7.3%

Abu Dhabi Government International Bonds
4.875% due 04/30/2029		9,100	9,168
5.000% due 04/30/2034		9,400	9,561

Angola Government International Bonds
8.000% due 11/26/2029		4,751	4,838

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		1,719	1,700

Baiterek National Investment Holding JSC
16.950% due 04/02/2029	KZT	2,700,000	5,737
16.950% due 04/02/2031		3,300,000	7,106

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (e)	BRL	301,345	56,463
0.000% due 04/01/2027 (e)		460,527	81,069

Colombia TES
2.250% due 04/18/2029 (f)	COP	2,712,360	715

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 03/25/2033 (f)	COP	6,967,531	$1,670
6.500% due 01/22/2031 (f)		12,000,328	3,481
7.000% due 03/26/2031		14,020,000	3,382
11.000% due 08/22/2029		72,417,000	20,564
11.500% due 07/25/2046		22,048,800	6,258
11.750% due 01/24/2035		210,611,700	60,522
12.000% due 03/13/2058		3,650,000	1,056
12.750% due 11/28/2040		103,197,000	31,499
13.250% due 02/09/2033		194,437,900	60,027

Costa Rica Government International Bonds
5.950% due 04/27/2033	EUR	11,400	13,897
6.001% due 01/16/2036		17,000	20,566

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	2,228,000	4,852

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$35,212	35,399

Ecuador Government International Bonds
6.900% due 07/31/2030 þ		8,820	8,830
8.750% due 01/29/2034		8,000	8,105
9.250% due 01/29/2039		7,800	8,009

Egypt Government Bonds
19.698% due 10/14/2030	EGP	198,000	3,841

Egypt Government International Bonds
6.375% due 04/11/2031	EUR	4,850	5,653
9.450% due 02/04/2033		$9,100	10,118

El Salvador Government International Bonds
7.625% due 02/01/2041		725	735
9.250% due 04/17/2030		800	864

Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	17,550	19,837
6.625% due 03/22/2048		10,100	11,167

Kuwait International Government Bonds
4.804% due 04/20/2033		$18,800	18,768

Mexico Bonos
7.000% due 09/03/2026	MXN	1,156,000	66,135

Mexico Government International Bonds
5.850% due 07/02/2032		$1,700	1,719
6.625% due 01/29/2038		1,600	1,642

Mexico Udibonos
4.000% due 11/30/2028 (f)	MXN	5,642	323

Panama Government International Bonds
8.000% due 03/01/2038		$3,736	4,396

Peru Government Bonds
6.150% due 08/12/2032	PEN	4,100	1,299

Peru Government International Bonds
6.150% due 08/12/2032		418,010	132,446
6.900% due 08/12/2037		7,300	2,188

Provincia de Buenos Aires/Government Bonds
6.625% due 09/01/2037 þ		$16,343	13,552

Qatar Government International Bonds
4.800% due 04/08/2033		24,850	24,984

Republic of Cameroon International Bonds
8.875% due 01/30/2033		21,775	21,488

Republic of Kenya Government International Bonds
7.875% due 02/26/2034		6,000	5,976
8.800% due 10/09/2038		5,525	5,571

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	579,600	34,179
8.000% due 01/31/2030		83,750	5,156
8.500% due 01/31/2037		1,919,375	116,734
8.875% due 02/28/2035		103,400	6,542
9.000% due 01/31/2040		27,100	1,674
10.500% due 12/21/2026		139,500	8,641

Romania Government International Bonds
5.125% due 09/24/2031	EUR	2,000	2,337
5.250% due 03/10/2030		2,200	2,612
5.250% due 05/30/2032		9,025	10,529
5.375% due 06/07/2033		14,650	16,912

Saudi Government International Bonds
4.125% due 01/12/2029		$35,600	35,093

Senegal Government International Bonds
7.750% due 06/10/2031		9,000	4,857

Turkiye Government Bonds
36.000% due 08/12/2026	TRY	324,500	6,945
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~		100,000	2,155

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~	TRY	59,300	$1,283

Total Sovereign Issues (Cost $1,015,335)			1,072,825

		SHARES
SHORT-TERM INSTRUMENTS 18.7%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690%(h)		2,966,804	2,967

		PRINCIPAL AMOUNT (000S)

REPURCHASE AGREEMENTS (j) 18.2%
			2,684,300

SHORT-TERM NOTES 0.1%

CarMax Select Receivables Trust
4.020% due 06/15/2027		$6,000	6,000

Upstart Securitization Trust
4.249% due 06/20/2027 (a)		700	702

Westlake Automobile Receivables Trust
4.075% due 04/15/2027		6,589	6,589

			13,291

EGYPT TREASURY BILLS 0.0%
23.885% due 10/13/2026 - 10/20/2026 (d)(e)	EGP	20,600	393

NIGERIA TREASURY BILLS 0.1%
20.902% due 07/07/2026 - 01/28/2027 (d)(e)	NGN	14,710,297	9,846

SOUTH AFRICA TREASURY BILLS 0.1%
7.378% due 08/05/2026 - 08/19/2026 (d)(e)	ZAR	181,600	11,014

U.S. TREASURY BILLS 0.2%
3.682% due 07/07/2026 -08/27/2026 (d)(e)(l)(n)		$35,596	35,476

Total Short-Term Instruments (Cost $2,756,717)			2,757,287

Total Investments in Securities (Cost $19,066,176)			19,117,293

		SHARES
INVESTMENTS IN AFFILIATES 0.5%

MUTUAL FUNDS 0.5%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		645,165	65,039

Total Mutual Funds (Cost $64,871)			65,039

Total Investments in Affiliates (Cost $64,871)			65,039

Total Investments 130.1% (Cost $19,131,047)			$19,182,332

Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $168,699)			(3,141)

Other Assets and Liabilities, net (30.1)%			(4,430,226)

Net Assets 100.0%			$14,748,965

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	137

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Opportunities Partners LLC	6.520%	03/20/2028	03/20/2025	$8,000	$7,991	0.05%
Deloitte LLP	5.250	01/30/2030	10/30/2024	2,000	1,999	0.01
Deloitte LLP	5.410	01/30/2032	10/30/2024	2,000	1,999	0.01
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,000	1,992	0.01
Flora Food Management BV	7.500	10/31/2030	01/20/2026	11,602	11,288	0.08
Goldman Sachs Group, Inc.	2.013	02/28/2029	04/06/2026	1,049	1,035	0.01
Hardwood Funding LLC	4.840	06/07/2028	03/11/2025	6,000	5,986	0.04
National Football League	4.780	10/05/2030	03/14/2024	1,000	989	0.01
National Football League	5.480	10/05/2028	03/14/2024	1,600	1,611	0.01
Prime Property Fund LLC	4.920	03/15/2031	02/25/2026	4,700	4,592	0.03
Tib Finance PLC	6.553	11/15/2034	09/18/2024	2,200	2,235	0.02
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	4,200	4,243	0.03
Valerie Asset Ltd.	5.219	09/15/2050	03/02/2026	45,651	45,955	0.31
Valerie Asset Ltd.	5.267	09/15/2050	03/02/2026	5,926	5,963	0.04

				$97,928	$97,878	0.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.670%	07/01/2026	07/02/2026	$869,400	U.S. Treasury Notes 3.375% - 3.500% due 10/31/2027 -12/31/2027	$(887,312)	$869,400	$869,400
	3.690	06/30/2026	07/01/2026	1,068,700	U.S. Treasury Notes 1.125% - 4.130% due 10/31/2026 -05/15/2031	(1,088,614)	1,068,700	1,068,809
	3.700	06/30/2026	07/02/2026	300,000	U.S. Treasury Notes 1.125% due 02/15/2031	(305,731)	300,000	300,031
	3.700	07/01/2026	07/02/2026	242,500	U.S. Treasury Notes 1.625% due 05/15/2031	(247,371)	242,500	242,500
DEU	3.650	06/30/2026	07/01/2026	79,100	U.S. Treasury Bonds 4.000% due 11/15/2052	(80,350)	79,100	79,108
SAL	3.630	06/30/2026	07/01/2026	79,100	U.S. Treasury Bills 0.000% due 10/27/2026	(80,713)	79,100	79,108
	3.660	06/30/2026	07/01/2026	45,500	U.S. Treasury Notes 1.500% due 01/31/2027	(46,411)	45,500	45,505

Total Repurchase Agreements						$(2,736,502)	$2,684,300	$2,684,461

138	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$2,480,740	$0	$0	$2,480,740	$(2,529,028)	$(48,288)
DEU	79,108	0	0	79,108	(80,350)	(1,242)
SAL	124,613	0	0	124,613	(127,124)	(2,511)

Total Borrowings and Other Financing Transactions	$2,684,461	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(4,350) at a weighted average interest rate of 3.202%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	4,378	$481,101	$4,036	$0	$(1,813)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	3,041	626,850	(289)	0	(463)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	8,022	858,730	1,175	0	(2,037)
Eurex 10 Year Euro BUND Futures	09/2026	599	87,154	835	0	(89)
Long Gilt Futures	09/2026	1,850	218,915	5,135	319	(1,104)
SFE 10 Year Australian Bond Futures	09/2026	455	34,595	480	66	(79)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	13,355	1,502,020	11,692	0	(7,408)
Ultra U.S. Treasury Bond Futures	09/2026	3,177	369,028	9,070	0	(4,021)

				$32,134	$385	$(17,014)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
French Government Bond Futures	09/2026	943	$(129,275)	$(496)	$226	$0

Total Futures Contracts				$31,638	$611	$(17,014)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$	500	$3	$3	$6	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2030	0.561		4,600	77	6	83	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2028	0.350		100	4	5	9	0	0
Charter Communications	5.000	Quarterly	12/20/2030	2.807		8,350	788	(70)	718	0	(33)
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.608		12,300	(45)	71	26	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	0.727		200	21	(4)	17	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413		100	1	0	1	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	2.258	EUR	1,400	109	34	143	0	(3)

							$958	$45	$1,003	$5	$(36)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	139

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(10)	$12	$2	$0	$0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	100	(3)	3	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	200	(4)	3	(1)	0	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	690,704	39,528	19,127	58,655	0	(404)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	152,586	10,248	2,364	12,612	0	(80)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	618,156	39,598	11,088	50,686	2	(276)
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	100,817	2,309	(177)	2,132	0	(13)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	758,180	17,262	(617)	16,645	0	(80)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	2,832,310	54,691	8,197	62,888	1	(336)

					$163,619	$40,000	$203,619	$3	$(1,189)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	328,800	$(1,610)	$(3,753)	$(5,363)	$0	$(420)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		282,600	32	4,963	4,995	383	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	117,700	(1,476)	1,523	47	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		485,000	366	11,497	11,863	962	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		805,500	(17,568)	22,651	5,083	1,889	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	08/31/2031		30,500	(31)	1,223	1,192	85	0
Receive	1-Day USD-SOFR Compounded-OIS	3.245	Annual	10/18/2034		217,800	3,993	7,988	11,981	938	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		647,850	(10,002)	22,804	12,802	3,158	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		264,500	(1,077)	1,353	276	1,320	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		58,000	875	2,933	3,808	476	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		14,800	1,415	852	2,267	143	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		256,175	24,532	6,264	30,796	2,626	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		23,000	539	208	747	252	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	24,900	0	(40)	(40)	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		474,400	(201)	(551)	(752)	19	0
Pay	1-Year BRL-CDI	12.820	Maturity	01/02/2029		149,200	0	(710)	(710)	62	0
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		24,000	0	(115)	(115)	10	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		791,300	(125)	(3,398)	(3,523)	330	0
Pay	1-Year BRL-CDI	13.310	Maturity	01/02/2029		78,400	0	(278)	(278)	33	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		154,100	14	(566)	(552)	64	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		178,000	0	(1,115)	(1,115)	101	0
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2031		126,000	0	(654)	(654)	71	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		20,800	0	(79)	(79)	12	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		168,000	(40)	(592)	(632)	95	0
Pay	1-Year BRL-CDI	13.435	Maturity	01/02/2031		15,700	0	(45)	(45)	9	0
Pay	1-Year BRL-CDI	13.440	Maturity	01/02/2031		15,700	0	(44)	(44)	9	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		21,600	0	(48)	(48)	12	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		48,000	0	(78)	(78)	27	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		3,300	0	(5)	(5)	2	0
Pay	1-Year BRL-CDI	14.640	Maturity	01/02/2031		315,000	0	918	918	173	0
Pay(5)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	332,600	(2,421)	5,619	3,198	0	(27)
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	1,567,700	(1,115)	266	(849)	0	(144)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036	AUD	92,800	(2,940)	71	(2,869)	0	(14)
Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	45	67	0	(1)
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		149,700	(68)	23	(45)	0	(9)
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		163,122	121	(113)	8	9	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	03/18/2031	EUR	20,150	(427)	(56)	(483)	0	(16)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		3,400	(4)	(41)	(45)	0	(3)

140	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	2.656	Annual	01/30/2036	EUR	47,700	$(694)	$(291)	$(985)	$0	$(51)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		31,120	(504)	92	(412)	0	(40)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		26,300	(226)	(248)	(474)	0	(35)
Receive	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		13,170	560	(358)	202	16	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		74,260	1,426	(82)	1,344	96	0
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030	HUF	4,165,800	6	769	775	0	(12)

							$(6,628)	$78,802	$72,174	$13,391	$(772)

Total Swap Agreements							$157,949	$118,847	$276,796	$13,399	$(1,997)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$611	$13,399	$14,010	$0	$(17,014)	$(1,997)	$(19,011)

(l)

Securities with an aggregate market value of $346,851 and cash of $60,917 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2026	BRL	59,952		$11,580	$ 0	$ (34)
	07/2026	GBP	1,920		2,564	18	0
	07/2026	INR	10,331		109	0	0
	07/2026	KRW	584,718		384	6	0
	07/2026	NOK	21,550		2,179	2	0
	07/2026	SGD	84		66	1	0
	07/2026		$11,663	BRL	59,952	0	(50)
	07/2026		6,592	CNH	44,576	0	(28)
	07/2026		1,593	JPY	253,448	0	(35)
	07/2026		4,582	NOK	42,564	0	(282)
	07/2026		754	PLN	2,846	3	0
	08/2026	ILS	8,173		$2,748	0	(1)
	08/2026		$1,267	INR	120,101	0	0
	08/2026	ZAR	40,843		$2,345	0	(139)
	09/2026	COP	25,039,533		7,159	0	(37)
	09/2026	KZT	164,998		328	0	(9)
	09/2026	MXN	16,224		915	0	(7)
	09/2026		$3,370	INR	320,271	0	(6)
	09/2026		8,195	MXN	143,516	0	(40)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	141

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2026	BRL	13,400		$2,452	$0	$(88)
BPS	07/2026		227,770		43,904	335	(552)
	07/2026	CHF	5,565		7,074	187	0
	07/2026	CNH	39,079		5,775	20	0
	07/2026	CZK	7,192		346	7	0
	07/2026	EUR	4,818		5,495	0	(10)
	07/2026	GBP	43		57	0	0
	07/2026	IDR	775,861,013		43,290	20	(44)
	07/2026	ILS	11,150		3,783	35	0
	07/2026	INR	1,404,196		14,620	0	(214)
	07/2026	KRW	3,306,039		2,168	30	0
	07/2026	NOK	17,920		1,822	12	0
	07/2026	THB	199,827		6,090	80	(11)
	07/2026		$3,028	AUD	4,394	14	0
	07/2026		44,783	BRL	227,770	39	(700)
	07/2026		16,324	GBP	12,224	17	(126)
	07/2026		16,226	IDR	290,431,031	17	0
	07/2026		43,008	INR	4,078,369	98	(66)
	07/2026		7,744	JPY	1,241,307	0	(110)
	07/2026		10,437	KRW	16,013,849	0	(85)
	07/2026		1,355	NOK	12,870	0	(55)
	07/2026		7,670	PLN	28,812	0	(11)
	07/2026		1,459	TWD	46,035	0	(14)
	07/2026	ZAR	148,354		$9,043	0	0
	08/2026	IDR	98,455,768		5,480	0	(3)
	08/2026	ILS	2,755		924	0	(3)
	08/2026		$11,526	BRL	59,160	15	(168)
	08/2026		57	GBP	43	0	0
	08/2026		10,629	INR	1,008,780	6	0
	09/2026	IDR	83,986,920		$4,625	0	(37)
	09/2026	THB	175,456		5,409	95	0
	09/2026		$68,668	BRL	353,043	0	(1,286)
	09/2026		25,425	IDR	450,582,843	41	(456)
	09/2026		1,670	INR	158,660	0	(4)
	09/2026		1,058	THB	34,690	0	(8)
	10/2026	BRL	137,645		$25,381	85	(792)
	12/2026		$2,953	IDR	53,755,893	11	0
	04/2027	BRL	177,027		$32,810	540	(25)
	05/2030	KWD	2,974		10,242	525	0
	06/2031		1,887		6,350	172	0

BRC	07/2026	BRL	1,833		361	6	0
	07/2026	COP	70,067,571		18,455	0	(1,928)
	07/2026	ILS	13,904		4,698	23	0
	07/2026	JPY	307,354		1,901	11	0
	07/2026	NZD	97,221		57,495	2,278	0
	07/2026	TRY	1,870		39	0	0
	07/2026		$354	BRL	1,833	1	0
	07/2026		20,354	COP	70,067,571	29	0
	07/2026		80,773	TRY	3,834,522	514	0
	07/2026	ZAR	732,685		$45,109	449	0
	08/2026		$1,901	JPY	306,549	0	(11)
	09/2026	COP	70,067,571		$20,098	0	(38)
	12/2026	ZAR	40,135		2,280	0	(137)

CBK	07/2026	BRL	37,894		7,320	0	(20)
	07/2026	COP	62,016,500		16,271	0	(1,801)
	07/2026	IDR	22,594,301		1,262	0	(1)
	07/2026	ILS	12,432		4,280	100	0
	07/2026	INR	892,292		9,457	31	0
	07/2026	NOK	24,045		2,592	163	0
	07/2026	SEK	4,079		441	21	0
	07/2026		$7,343	BRL	37,894	0	(3)
	07/2026		8,334	COP	29,202,550	177	0
	07/2026		2,213	EGP	121,360	242	0
	07/2026		1,311	GBP	977	0	(15)
	07/2026		3,234	HUF	988,484	0	(60)
	07/2026		8,073	IDR	144,851,823	19	0
	07/2026		9,208	INR	892,292	218	0
	07/2026		1,097	KRW	1,657,799	0	(25)
	07/2026		1,310	KZT	704,667	159	0
	07/2026		2,540	PLN	9,280	0	(73)
	07/2026		521	TWD	16,489	0	(4)

142	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	ILS	34,707		$12,158	$485	$0
	08/2026	PEN	21,893		6,452	53	0
	08/2026	SEK	3		0	0	0
	08/2026		$1,191	EGP	60,266	16	0
	08/2026		2,225	ILS	6,609	0	(2)
	08/2026		1,974	INR	187,436	2	0
	08/2026		8,373	PEN	28,569	0	(24)
	09/2026	COP	105,451,707		$27,251	0	(3,054)
	09/2026	IDR	308,366,419		17,082	0	(35)
	09/2026	INR	93,632		974	0	(9)
	09/2026	KZT	344,540		683	0	(20)
	09/2026	PEN	40,457		11,873	112	(39)
	09/2026	THB	219,479		6,627	0	(21)
	09/2026		$5,780	IDR	103,072,780	0	(58)
	09/2026		513	INR	48,868	0	0
	10/2026	COP	6,624,597		$1,859	0	(30)
	10/2026	PEN	28,642		8,373	24	0
	11/2026	COP	23,395,314		6,475	0	(151)
	11/2026	PEN	11,278		3,297	16	0
	12/2026		68,755		19,827	0	(166)
	12/2026		$9,008	IDR	163,768,695	22	0
	01/2027		3,273	PEN	11,154	0	(33)

CIB	09/2026	COP	39,828,056		$10,926	0	(520)

DUB	07/2026	CZK	7,772		373	7	0
	07/2026	IDR	19,340,803		1,081	1	0
	07/2026	INR	321,569		3,405	10	0
	07/2026	SGD	5		4	0	0
	07/2026		$2,272	INR	219,194	41	0
	07/2026		6,487	KZT	3,481,494	739	0
	07/2026		1,297	NOK	12,046	0	(79)
	07/2026		2,537	PLN	9,414	0	(35)
	07/2026		5,208	SGD	6,737	0	(1)
	07/2026	ZAR	340,703		$21,047	280	0
	08/2026	KZT	1,442,250		3,000	18	0
	08/2026	PEN	25,477		7,554	110	0
	08/2026	SGD	6,722		5,208	1	0
	08/2026		$730	KZT	391,514	80	0
	09/2026	IDR	238,083,919		$13,216	3	(1)
	09/2026	PEN	335,481		97,232	0	(618)
	09/2026		$3,547	IDR	64,417,703	28	0
	09/2026		3,405	INR	323,748	0	(9)
	09/2026	UZS	25,465,573		$1,998	0	(101)
	10/2026	PEN	24,040		6,949	0	(53)
	10/2026	UZS	38,514,886		3,032	0	(129)
	11/2026	KZT	1,471,511		2,969	19	0
	12/2026		$2,762	IDR	50,047,176	0	(2)
	12/2026	UZS	43,755,928		$3,365	0	(197)
	12/2026	ZAR	115,078		6,532	0	(398)

FAR	07/2026	CNH	38,878		5,747	21	0
	07/2026	INR	596,187		6,319	21	0
	07/2026	JPY	6,757,908		41,767	204	0
	07/2026	SGD	149,896		117,495	1,633	0
	07/2026		$15,770	CNH	107,269	26	0
	07/2026		10,515	GBP	7,819	0	(143)
	07/2026		141	HUF	43,521	0	(1)
	07/2026		6,247	INR	596,187	51	0
	07/2026		7,517	JPY	1,194,425	0	(171)
	07/2026		19,033	PLN	69,716	0	(500)
	07/2026		250	SEK	2,428	0	0
	07/2026	ZAR	485,366		$29,411	0	(174)
	08/2026	CNH	107,033		15,770	0	(25)
	08/2026	COP	6,176,865		1,636	0	(158)
	08/2026	ILS	26,714		9,331	346	0
	08/2026	SEK	2,423		250	0	0
	08/2026		$41,767	JPY	6,740,224	0	(205)
	09/2026		3,053	INR	292,526	20	0

GLM	07/2026	BRL	347,175		$65,626	63	(1,689)
	07/2026	COP	244,845		64	0	(7)
	07/2026	IDR	140,089,744		7,827	0	(8)
	07/2026	KRW	3,088,096		2,000	5	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	143

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$66,504	BRL	347,175	$1,090	$(342)
	07/2026		95,296	CAD	135,606	319	0
	07/2026		15,761	COP	54,905,073	234	0
	07/2026		7,813	IDR	140,089,744	22	0
	07/2026		2,000	KRW	3,087,656	0	(4)
	07/2026		3,307	KZT	1,779,719	402	0
	07/2026		877	ZAR	14,482	6	0
	08/2026	CAD	135,414		$95,296	0	(319)
	08/2026		$78,519	BRL	401,248	0	(1,388)
	08/2026		1,325	INR	127,033	13	0
	08/2026	ZAR	142,250		$7,980	0	(680)
	09/2026	IDR	140,910,124		7,813	0	(8)
	09/2026	MXN	13,561		774	4	0
	09/2026	THB	500,298		15,503	348	0
	09/2026		$17,334	BRL	89,221	0	(305)
	09/2026		16,559	IDR	297,329,031	39	(94)
	09/2026		6,891	INR	663,199	75	0
	09/2026		3,146	MXN	54,819	0	(31)
	10/2026	BRL	101,500		$19,630	393	0
	10/2026		$26,990	BRL	142,135	13	(65)
	11/2026	COP	56,541,147		$15,761	0	(240)
	04/2027	BRL	204,000		37,890	693	(20)

JPM	07/2026	AUD	25,623		18,266	527	0
	07/2026	BRL	72,200		13,358	0	(628)
	07/2026	CNH	7,941		1,176	7	0
	07/2026	ILS	35,418		11,861	0	(42)
	07/2026	INR	231,977		2,457	6	0
	07/2026	KRW	954,238		617	0	0
	07/2026	NOK	24,437		2,469	0	0
	07/2026	NZD	3,428		2,025	78	0
	07/2026		$14,073	BRL	72,200	26	(112)
	07/2026		13	CHF	10	0	0
	07/2026		3,941	GBP	2,937	0	(45)
	07/2026		38,840	HUF	11,755,703	0	(1,097)
	07/2026		1,178	IDR	21,183,497	5	0
	07/2026		2,459	INR	231,977	0	(8)
	07/2026		926	KRW	1,422,281	0	(7)
	07/2026		2,933	NZD	5,201	21	0
	07/2026		30,806	PLN	112,311	2	(954)
	07/2026		4,292	THB	143,462	28	0
	07/2026	ZAR	222,064		$13,666	130	0
	08/2026	ILS	68,827		23,797	649	0
	08/2026		$4,210	INR	399,684	4	0
	08/2026		3,069	KZT	1,628,024	277	0
	08/2026		2,469	NOK	24,448	0	0
	09/2026	IDR	22,018,802		$1,219	1	(4)
	09/2026	KZT	2,549,924		5,048	0	(152)
	09/2026	MXN	39,617		2,246	3	(8)
	09/2026	THB	402,318		12,319	176	(44)
	09/2026		$17,628	INR	1,680,861	28	(3)
	09/2026		8,919	MXN	155,745	0	(69)
	10/2026	BRL	48,800		$8,886	0	(363)
	10/2026	UZS	7,211,669		569	0	(23)
	12/2026		$35,281	MXN	618,827	0	(368)
	04/2027	BRL	79,500		$14,546	86	(44)
	06/2027	UZS	8,953,246		664	0	(48)

MBC	07/2026	AUD	6,026		4,313	141	0
	07/2026	CHF	15,764		19,713	244	(41)
	07/2026	COP	22,622,103		5,972	0	(618)
	07/2026	EUR	40,915		47,556	806	0
	07/2026	IDR	1,928,984		108	0	0
	07/2026	INR	322,839		3,419	10	0
	07/2026	KRW	10,064,421		6,639	132	0
	07/2026	NOK	8,078		815	0	(1)
	07/2026		$16,049	AUD	22,874	32	(244)
	07/2026		1,206	CAD	1,688	0	(15)
	07/2026		6,520	EUR	5,623	0	(96)
	07/2026		1,544	GBP	1,150	0	(18)
	07/2026		108	IDR	1,928,984	0	0
	07/2026		5,271	INR	508,065	91	0
	07/2026		11,248	JPY	1,788,799	0	(247)

144	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		3,087	NOK	28,628	$ 0	$ (195)
	07/2026		4,035	NZD	7,077	17	(33)
	07/2026		152	SEK	1,482	1	0
	08/2026	AUD	3,562		$2,456	0	(8)
	08/2026	ILS	1,161		388	0	(3)
	08/2026	SEK	1,480		152	0	(1)
	08/2026		$1,490	INR	141,563	2	0
	08/2026		226	NOK	2,249	1	0
	09/2026	MXN	4,058		$230	0	0
	09/2026	PEN	4,563		1,318	0	(12)
	09/2026	THB	132,774		3,976	0	(45)
	09/2026		$9,871	INR	943,560	43	(10)

MYI	07/2026		1,651	GBP	1,229	0	(20)
	07/2026		2,063	KZT	1,117,000	272	0
	11/2026	HUF	767,465	EUR	2,130	0	(6)

NGF	07/2026	GBP	9		$12	0	0
	07/2026	IDR	129,669,992		7,245	0	(8)
	07/2026		$7,272	IDR	129,669,992	0	(20)
	07/2026		5,330	INR	512,785	85	0
	08/2026	SEK	165		$17	0	0
	08/2026		$12	GBP	9	0	0
	09/2026	IDR	130,397,209		$7,272	34	0
	09/2026		$3,536	IDR	62,928,185	0	(43)

RBC	07/2026	SGD	10,612		$8,202	0	0

SCX	07/2026	EUR	12,988		15,111	271	0
	07/2026	GBP	22,296		29,510	0	(64)
	07/2026	INR	253,179		2,672	0	(1)
	07/2026	KZT	1,119,514		2,315	0	(25)
	07/2026	NGN	524,014		378	0	0
	07/2026		$2,738	IDR	49,134,110	6	0
	07/2026		7,015	INR	672,394	85	0
	07/2026		1,081	NZD	1,913	5	0
	08/2026		2,841	EGP	143,481	33	0
	08/2026		29,509	GBP	22,296	64	0
	08/2026		3,293	INR	315,528	29	0
	08/2026		228	KZT	119,446	19	0
	08/2026		1,850	NGN	2,645,743	27	0
	09/2026	IDR	147,635,337		$8,178	0	(16)
	09/2026	KZT	54,017		107	0	(3)
	09/2026	THB	220,742		6,802	121	(6)
	09/2026		$9,016	IDR	161,851,679	18	(51)
	09/2026		2,672	INR	254,876	2	0
	09/2026		2,315	KZT	1,147,128	25	0

SOG	07/2026	CNH	65,941		$9,748	37	0
	07/2026	EUR	331,376		386,564	7,933	0
	07/2026	GBP	1,019		1,346	0	(6)
	07/2026	SGD	10,743		8,381	78	0
	07/2026		$3,023	AUD	4,381	10	0
	07/2026		44	CAD	61	0	(1)
	07/2026		71,868	CHF	58,142	91	0
	07/2026		4,542	EGP	230,734	113	0
	07/2026		431,859	EUR	379,656	1,936	0
	07/2026		16,286	JPY	2,587,265	0	(373)
	07/2026		124,115	SGD	160,728	120	0
	08/2026	AUD	4,381		$3,021	0	(10)
	08/2026	CAD	2,541		1,791	0	(3)
	08/2026	CHF	57,934		71,868	0	(91)
	08/2026	EUR	379,656		432,445	0	(1,932)
	08/2026	KZT	331,505		677	0	(5)
	08/2026	NZD	86,458		49,032	0	(126)
	08/2026	SGD	160,367		124,115	0	(125)
	08/2026		$1,346	GBP	1,019	6	0
	08/2026		182	SGD	235	0	0

SSB	07/2026	CAD	141,144		$102,357	2,837	0
	07/2026	CHF	36,822		46,843	1,271	0
	07/2026	GBP	1,050		1,389	0	(5)
	07/2026		$875	CAD	1,241	0	0
	07/2026		5,493	EUR	4,818	12	0
	08/2026	CAD	1,239		$875	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	145

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	EUR	4,818		$5,500	$0	$(12)
	08/2026		$1,389	GBP	1,050	5	0

UAG	07/2026		2,583	PLN	9,437	0	(74)
	08/2026	COP	7,225,186		$1,913	0	(186)
	08/2026	SGD	3,866		2,993	0	(2)
	09/2026	MXN	15,814		902	3	0
	09/2026	THB	23,434		714	4	0
	12/2026	COP	401,802,442		101,320	0	(11,727)

Total Forward Foreign Currency Contracts						$34,106	$(42,561)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Call - OTC EUR versus HUF	HUF	378.000	11/26/2026	11,644	$(148)	$(95)

Total Written Options						$(148)	$(95)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	0.814%	$	17,975	$410	$(32)	$378	$0

CBK	Panama Government International Bonds	1.000	Quarterly	12/20/2030	0.792		900	(12)	20	8	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	0.880		1,600	(16)	17	1	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—♦		294	0	1	1	0

JPM	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	1.177		7,900	261	38	299	0

MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		4,325	94	(3)	91	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		4,600	84	79	163	0

								$821	$120	$941	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	4,360	$1,003	$(76)	$927	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		13,030	2,872	(101)	2,771	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,220	276	(17)	259	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		7,400	1,548	26	1,574	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		19,160	4,182	(107)	4,075	0

							$9,881	$(275)	$9,606	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	IBXXLLTR Index	64,642	230.500%	Maturity	12/21/2026	$14,900	$134	$(120)	$14	$0

MYC	Receive	IBXXLLTR Index	36,645	1.249% (SOFR plus a specified spread)	Maturity	09/21/2026	8,300	62	(213)	0	(151)

								$196	$(333)	$14	$(151)

Total Swap Agreements								$10,898	$(488)	$10,561	$(151)

146	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$30	$0	$927	$957	$(756)	$0	$0	$(756)	$201	$(270)	$(69)
BPS	2,401	0	2,785	5,186	(4,780)	0	0	(4,780)	406	(310)	96
BRC	3,311	0	378	3,689	(2,114)	0	0	(2,114)	1,575	(2,257)	(682)
CBK	1,860	0	268	2,128	(5,644)	0	0	(5,644)	(3,516)	3,207	(309)
CIB	0	0	0	0	(520)	0	0	(520)	(520)	484	(36)
DUB	1,337	0	1	1,338	(1,623)	0	0	(1,623)	(285)	310	25
FAR	2,322	0	0	2,322	(1,377)	0	0	(1,377)	945	(980)	(35)
GLM	3,719	0	0	3,719	(5,200)	0	0	(5,200)	(1,481)	1,507	26
GST	0	0	1,574	1,574	0	0	0	0	1,574	(1,510)	64
JPM	2,054	0	4,374	6,428	(4,019)	0	0	(4,019)	2,409	(2,880)	(471)
MBC	1,520	0	0	1,520	(1,587)	0	0	(1,587)	(67)	0	(67)
MYC	0	0	254	254	0	0	(151)	(151)	103	(156)	(53)
MYI	272	0	0	272	(26)	(95)	0	(121)	151	(172)	(21)
NGF	119	0	0	119	(71)	0	0	(71)	48	0	48
SCX	705	0	0	705	(166)	0	0	(166)	539	(630)	(91)
SOG	10,324	0	0	10,324	(2,672)	0	0	(2,672)	7,652	(7,810)	(158)
SSB	4,125	0	0	4,125	(17)	0	0	(17)	4,108	(4,280)	(172)
UAG	7	0	0	7	(11,989)	0	0	(11,989)	(11,982)	10,679	(1,303)

Total Over the Counter	$34,106	$0	$10,561	$44,667	$(42,561)	$(95)	$(151)	$(42,807)

(n)

Securities with an aggregate market value of $16,186 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦

Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation. See Note 3, Investment Valuation and Fair Value Measurements, in the Notes to Financial Statements for more information.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	147

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$611	$611
Swap Agreements	0	7	0	0	13,392	13,399

	$0	$7	$0	$0	$14,003	$14,010

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,106	$0	$34,106
Swap Agreements	0	10,547	0	0	14	10,561

	$0	$10,547	$0	$34,106	$14	$44,667

	$0	$10,554	$0	$34,106	$14,017	$58,677

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17,014	$17,014
Swap Agreements	0	1,225	0	0	772	1,997

	$0	$1,225	$0	$0	$17,786	$19,011

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$42,561	$0	$42,561
Written Options	0	0	0	95	0	95
Swap Agreements	0	0	0	0	151	151

	$0	$0	$0	$42,656	$151	$42,807

	$0	$1,225	$0	$42,656	$17,937	$61,818

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(72,493)	$(72,493)
Swap Agreements	0	48,064	0	0	(23,471)	24,593

	$0	$48,064	$0	$0	$(95,964)	$(47,900)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(29,755)	$0	$(29,755)
Written Options	0	39	0	272	64	375
Swap Agreements	0	2,123	0	0	766	2,889

	$0	$2,162	$0	$(29,483)	$830	$(26,491)

	$0	$50,226	$0	$(29,483)	$(95,134)	$(74,391)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17,052	$17,052
Swap Agreements	0	19,480	0	0	67,710	87,190

	$0	$19,480	$0	$0	$84,762	$104,242

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,979	$0	$3,979
Written Options	0	(37)	0	53	0	16
Swap Agreements	0	(229)	0	0	(332)	(561)

	$0	$(266)	$0	$4,032	$(332)	$3,434

	$0	$19,214	$0	$4,032	$84,430	$107,676

148	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$296,275	$115,460	$411,735
Corporate Bonds & Notes
Banking & Finance	0	1,664,956	36,033	1,700,989
Industrials	0	2,582,936	2,600	2,585,536
Utilities	0	462,345	0	462,345
Municipal Bonds & Notes
Arizona	0	3,134	0	3,134
California	0	304	0	304
U.S. Government Agencies	0	4,288,134	0	4,288,134
U.S. Treasury Obligations	0	441,366	0	441,366
Non-Agency Mortgage-Backed Securities	2,000	958,326	181,259	1,141,585
Asset-Backed Securities
Automobile ABS Other	0	444,100	0	444,100
Automobile Sequential	0	671,258	0	671,258
CMBS Other	0	136,696	0	136,696
Finance Consumer Loans	0	1,044	0	1,044
Home Equity Other	0	397,179	0	397,179
Home Equity Sequential	0	4,263	0	4,263
Manufacturing House Sequential	0	2,149	0	2,149
Whole Loan Collateral	0	108,893	0	108,893
Other ABS	1,700	2,365,554	119,217	2,486,471
Sovereign Issues	0	1,072,825	0	1,072,825
Short-Term Instruments
Mutual Funds	2,967	0	0	2,967
Repurchase Agreements	0	2,684,300	0	2,684,300
Short-Term Notes	0	13,291	0	13,291

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Egypt Treasury Bills	0	393	0	393
Nigeria Treasury Bills	0	9,846	0	9,846
South Africa Treasury Bills	$0	$11,014	$0	$11,014
U.S. Treasury Bills	0	35,476	0	35,476

	$6,667	$18,656,057	$454,569	$19,117,293

Investments in Affiliates, at Value
Mutual Funds	$65,039	$0	$0	$65,039

Total Investments	$71,706	$18,656,057	$454,569	$19,182,332

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	611	13,399	0	14,010
Over the counter	0	44,666	1	44,667

	$611	$58,065	$1	$58,677

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,272)	(17,739)	0	(19,011)
Over the counter	0	(42,807)	0	(42,807)

	$(1,272)	$(60,546)	$0	$(61,818)

Total Financial Derivative Instruments	$(661)	$(2,481)	$1	$(3,141)

Totals	$71,045	$18,653,576	$454,570	$19,179,191

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$86,836	$50,955	$(18,417)	$459	$443	$(962)	$116	$(3,970)	$115,460	$(494)
Corporate Bonds & Notes
Banking & Finance	36,690	14,828	0	(7)	0	851	0	(16,329)	36,033	(93)
Industrials	4,518	0	(2,487)	2	0	567	0	0	2,600	(29)
Non-Agency Mortgage-Backed Securities	2,201	173,404	0	0	0	5,654	0	0	181,259	5,654
Asset-Backed Securities
Home Equity Other(3)	7,336	0	(2,352)	0	0	(28)	0	(4,956)	0	0
Other ABS	27,707	119,368	(11,575)	35	96	(350)	0	(16,064)	119,217	(101)
Short-Term Instruments
Short-Term Notes	2,602	0	(2,600)	0	0	(2)	0	0	0	0

	$167,890	$358,555	(37,431)	489	539	5,730	116	(41,319)	454,569	4,937

Financial Derivative Instruments - Assets
Over the counter	$21	$0	$(12)	$0	$0	$(8)	$0	$0	$1	$0

Totals	$167,911	$358,555	$(37,443)	$489	$539	$5,722	$116	$(41,319)	$454,570	$4,937

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	149

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)	June 30, 2026

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$99,570	Discounted Cash Flow	Discount Rate	4.540 -11.470	7.449
	5,069	Other Valuation Techniques(4)	—	—	—
	8,308	Recent Transaction	Purchase Price	98.900	—
	2,513	Third Party Vendor	Broker Quote	92.290-100.500	100.149
Corporate Bonds & Notes
Banking & Finance	26,039	Discounted Cash Flow	Discount Rate	4.971 - 6.591	5.899
	9,994	Proxy Pricing	Base Price	100.000	—
Industrials	2,600	Discounted Cash Flow	Discount Rate	5.066 - 5.205	5.110
Non-Agency Mortgage-Backed Securities	119,664	Discounted Cash Flow	Discount Rate	5.477-7.734	5.902
	61,595	Proxy pricing	Base Price	103.000	—
Asset-Backed Securities
Other ABS	6,163	Discounted Cash Flow	Discount Rate	5.341 -21.000	7.743
	80,882	Proxy Pricing	Base Price	89.962 - 100.000	98.379
	32,172	Recent Transaction	Purchase Price	100.000-495.216	100.183

Financial Derivative Instruments - Assets
Over the counter	1	Indicative Market Quotation	Broker Quote	0.053	—

Total	$454,570

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Non-Agency Mortgage-Backed Securities to Home Equity Other since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

150	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.3%

MUNICIPAL BONDS & NOTES 95.5%

ALABAMA 2.8%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$400	$432

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	1,000	1,067
5.000% due 10/01/2055	600	631

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	500	533

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	1,950	1,975

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 07/01/2033	100	105
5.000% due 01/01/2034	5,900	6,189
5.000% due 11/01/2036	2,500	2,632

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	500	539

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	795	800

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	400	423

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	1,400	1,462

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	825	842
5.250% due 03/01/2055	1,500	1,555
5.250% due 11/01/2055	300	325

Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035	700	745

		20,255

ALASKA 0.0%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	250	259

ARIZONA 3.5%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
2.900% due 02/01/2048	3,000	3,000

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.125% due 01/01/2059	2,480	2,026

Arizona Industrial Development Authority Revenue Bonds,(BAM Insured), Series 2026
5.000% due 07/01/2051	4,600	4,761

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	500	507

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	1,000	1,016

Industrial Development Authority of the City of Phoenix Arizona Revenue Bonds, Series 2014
2.600% due 11/15/2052	1,300	1,300

Mesa, Arizona Utility System Revenue Bonds, Series 2019
5.000% due 07/01/2043	6,000	6,245

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	1,000	1,101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.250% due 01/01/2055	$5,000	$5,374

		25,330

ARKANSAS 1.6%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.500% due 07/01/2048	500	561

Arkansas Development Finance Authority Revenue Bonds, Series 2025
3.875% due 10/15/2065	4,000	4,043

Arkansas Development Finance Authority Revenue Bonds, Series 2026
4.250% due 09/01/2046	6,000	6,100

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	500	485

		11,189

CALIFORNIA 4.9%

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2046	345	354

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.125% due 07/01/2041	1,000	1,004

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	425
5.250% due 11/01/2054	700	740
5.500% due 10/01/2054	200	218

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	800	852
5.000% due 01/01/2055	1,500	1,544
5.000% due 11/01/2055	1,205	1,239

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	2,600	2,675

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	100	77

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	100	101

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	250	240

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,049

California Municipal Finance Authority Revenue Bonds, Series 2025
4.326% due 11/20/2040	994	992

California Municipal Finance Authority Revenue Bonds, Series 2026
5.000% due 09/01/2044	300	330

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	600	600

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	400	407

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	257

California Statewide Communities Development Authority Revenue Bonds, Series 2026
5.125% due 09/02/2048	585	598
5.250% due 09/02/2061	600	613

Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	600	644

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	$495	$454

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (c)	200	141

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	300	232
3.850% due 06/01/2050	275	253
4.214% due 06/01/2050	200	141

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	4,245	4,260

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	500	468

Irvine, California Special Tax Bonds, (AGM Insured),Series 2025
5.000% due 09/01/2060	300	321

Long Beach Unified School District, California General Obligation Bonds, Series 2026
5.000% due 08/01/2038	3,000	3,515

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2034	1,630	1,836

Los Angeles Unified School District, California General Obligation Bonds, Series 2026
5.000% due 07/01/2038	2,000	2,313

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	150	153

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2046	1,200	1,115

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	500	556

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (b)	1,000	167

University of California Revenue Bonds, Series 2026
5.000% due 11/15/2044	2,390	2,681
5.250% due 05/15/2039	400	483
5.500% due 05/15/2043	1,400	1,644

		35,692

COLORADO 2.5%

Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	500	509

Board of Governors of Colorado State University System Revenue Bonds, Series 2025
2.760% due 03/01/2055	3,240	3,240

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025
5.250% due 12/01/2050	500	537

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	500	450

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2044	2,000	2,048

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	500	546

Colorado Health Facilities Authority Revenue Notes, Series 2025
5.000% due 09/01/2035	3,300	3,686

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	500	521

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	1,000	990

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	151

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado State Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2049	$3,000	$3,160

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025
5.125% due 12/01/2050	1,000	1,008

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2031	440	459

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	1,035

		18,189

CONNECTICUT 2.2%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010
2.750% due 07/01/2049	3,500	3,500

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2016
2.750% due 07/01/2042	11,625	11,625

Norwalk, Connecticut Housing Authority Bonds,Series 2024
4.400% due 09/01/2042	1,000	1,007

		16,132

DISTRICT OF COLUMBIA 1.4%

District of Columbia General Obligation Bonds, Series 2026
5.000% due 06/01/2045	3,000	3,302
5.000% due 06/01/2046	1,000	1,091

District of Columbia Water & Sewer Authority Revenue Bonds, Series 2018
5.000% due 10/01/2049	1,200	1,221

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2037	500	551

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2056	1,000	1,035

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025
5.250% due 07/15/2050	2,500	2,676

		9,876

FLORIDA 5.3%

Acacia Fields Community Development District, Florida Special Assessment Bonds, Series 2026
5.700% due 06/15/2056	750	758

Ave Maria Stewardship Community District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	1,215	1,243

Brevard County, Florida Health Facilities Authority Revenue Notes, Series 2026
5.000% due 07/01/2034	2,200	2,462

Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049	1,000	1,033

Connerton East Community Development District, Florida Special Assessment Bonds, Series 2025
5.250% due 06/15/2045	670	692

East Palm Drive Community Development District, Florida Special Assessment Bonds, Series 2026
5.700% due 06/15/2056	825	835

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	$375	$384

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	1,900	1,883
5.250% due 07/01/2047	1,650	1,646
5.250% due 07/01/2053	700	694

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	2,000	2,083

Florida State General Obligation Bonds, Series 2018
4.000% due 06/01/2038	1,000	1,029

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2019
4.000% due 10/01/2035	1,650	1,661

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	400	419

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	510	552

Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018
5.000% due 07/01/2041	3,000	3,078

Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026
5.000% due 04/01/2065	1,000	1,117

LT Ranch South Community Development District, Florida Special Assessment Bonds, Series 2026
5.900% due 05/01/2056	715	728

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025
5.000% due 10/01/2050	1,000	1,037

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2026
5.000% due 10/01/2037 (a)	3,400	3,776

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	320	320

New Port Corners Community Development District, Florida Special Assessment Bonds, Series 2025
5.200% due 06/15/2045	500	512

Northlake Stewardship District, Florida Special Assessment Bonds, Series 2026
5.300% due 05/01/2046	750	755

Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024
5.000% due 10/01/2049	1,200	1,255

Orange Branch Community Development District, Florida Special Assessment Bonds, Series 2026
5.650% due 05/01/2056	875	886

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000	894

School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017
4.000% due 03/15/2042	3,000	2,997

Sugarloaf Community Development District, Florida Special Assessment Bonds, Series 2026
5.375% due 12/15/2046	575	589
5.625% due 12/15/2055	750	756

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	500	500

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023
4.250% due 05/01/2028	150	152

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024
4.000% due 05/01/2034	200	203

Willow Creek II Community Development District, Florida Special Assessment Bonds, Series 2026
5.250% due 05/01/2046 (a)	585	589

		38,026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 2.8%

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	$500	$539

Development Authority of Cobb County, Georgia Revenue Bonds, Series 2026
5.000% due 06/15/2037	300	331
5.000% due 06/15/2038	300	328
5.250% due 06/15/2057	600	616

Development Authority of Cobb County, Georgia Revenue Notes, Series 2026
5.000% due 06/15/2036	350	389

Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, Series 2024
4.375% due 04/01/2043	2,000	2,023

Main Street Energy Inc, Georgia Revenue Notes, Series 2025
5.000% due 12/01/2033	1,200	1,270

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	300	323

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	3,400	3,617

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	9,100	9,146

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.500% due 07/01/2063	500	516

Paulding County Hospital Authority, Georgia Revenue Notes, Series 2026
5.000% due 04/01/2036	780	885

		19,983

IDAHO 0.3%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2040	2,000	2,193

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	180	176

		2,369

ILLINOIS 4.5%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	2,100	2,094

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2038	2,500	2,708
5.000% due 01/01/2048	500	522

DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041	500	526

Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025
5.000% due 01/15/2040	300	329

Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	600	622

Illinois Finance Authority Revenue Bonds, Series 2014
4.000% due 08/01/2038	500	483

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	500	505

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,600	1,635

Illinois Finance Authority Revenue Bonds, Series 2020
2.900% due 08/15/2049	6,000	6,000

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2043	500	532

152	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois Finance Authority Revenue Bonds, Series 2026
6.500% due 03/01/2055	$3,300	$3,108

Illinois Sales Tax State Revenue Bonds, Series 2026
5.000% due 06/15/2046	1,925	2,048

Illinois Sales Tax State Revenue Notes, Series 2021
5.000% due 06/15/2031	1,000	1,088

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	1,000	1,000
4.000% due 06/01/2037	300	299

Illinois State General Obligation Bonds, Series 2024
5.250% due 05/01/2044	2,000	2,134
5.250% due 05/01/2045	1,000	1,059

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042	1,400	1,491

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,250	1,312

Illinois State Toll Highway Authority Revenue Bonds, Series 2021
5.000% due 01/01/2046	1,955	2,059

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,000	1,022

		32,576

INDIANA 1.6%

Indiana Finance Authority Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,750	1,808

Indiana Finance Authority Revenue Bonds, Series 2025
2.700% due 11/15/2054	2,300	2,300
5.000% due 10/01/2063	500	545

Indiana Finance Authority Revenue Bonds, Series 2026
5.000% due 11/01/2038	1,500	1,666

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
6.250% due 07/01/2056	400	390

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.750% due 03/01/2043	300	321

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	400	392

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	101

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	101

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	1,000	1,038

Whiting, Indiana Revenue Bonds, Series 2019
4.000% due 12/01/2044	2,500	2,549

		11,211

IOWA 0.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	500	537

KENTUCKY 2.2%

Kentucky Bond Development Corp. Revenue Bonds, (AGM Insured), Series 2026
5.000% due 07/01/2046	3,250	3,414
5.250% due 07/01/2051	2,500	2,625

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	600	666

Kentucky Bond Development Corp. Revenue Bonds, Series 2026
5.000% due 10/31/2044	1,500	1,619

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	500	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	$300	$317

Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 05/01/2036	3,700	3,902

Kentucky State Property & Building Commission Revenue Bonds,Series 2024
4.375% due 09/01/2040	645	688

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2038	700	757

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2025
5.000% due 05/15/2050	400	421

University of Kentucky Revenue Bonds, Series 2025
5.250% due 04/01/2050	1,000	1,059

		15,969

LOUISIANA 0.9%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2026	475	476

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
4.750% due 07/01/2065	3,500	3,530

Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2040	250	271

New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024
5.000% due 01/01/2033	2,000	2,183

		6,460

MARYLAND 1.2%

Baltimore County, Maryland General Obligation Bonds , Series 2026
5.000% due 03/01/2038	1,600	1,850

Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 07/01/2046	1,000	1,001

Maryland Economic Development Corp. Revenue Bonds, (AGM Insured), Series 2026
5.250% due 07/01/2056	2,800	2,939

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 07/01/2043	1,000	1,095

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
2.950% due 05/15/2053	900	900
5.000% due 07/01/2042	870	951

		8,736

MASSACHUSETTS 2.7%

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2051	2,500	2,619

Commonwealth of Massachusetts General Obligation Bonds, Series 2024
5.000% due 08/01/2054	850	889
5.000% due 12/01/2054	500	524

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	1,000	1,070

Commonwealth of Massachusetts General Obligation Bonds, Series 2026
5.000% due 02/01/2055	4,200	4,414

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2022
5.000% due 06/01/2050	1,500	1,561

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	1,000	1,055

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
2.800% due 07/01/2052	$1,000	$1,000

Massachusetts Development Finance Agency Revenue Bonds, Series 2026
5.000% due 10/01/2065	1,750	1,983

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.600% due 07/01/2035	700	700

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2001
2.650% due 07/01/2031	800	800

University of Massachusetts Building Authority Revenue Bonds, Series 2017
5.000% due 11/01/2036	500	513

University of Massachusetts Building Authority Revenue Bonds, Series 2026
5.000% due 11/01/2039	2,285	2,617

		19,745

MICHIGAN 2.4%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	539	441

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	300	340

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	345	358

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	750	797

Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,000

Karegnondi Water Authority, Michigan Revenue Bonds, (BAM Insured), Series 2024
5.000% due 11/01/2041	1,000	1,101

Michigan Finance Authority Revenue Bonds, Series 2016
5.250% due 12/01/2041	2,500	2,504

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036	3,275	3,277

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	1,500	1,389
4.000% due 12/01/2048	1,000	907

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (b)	2,475	264
5.000% due 06/01/2040	750	778

Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2057	500	519

Michigan State Hospital Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2055	1,500	1,682

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2044	600	665
5.500% due 06/01/2050	650	705

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2031	750	821

		17,548

MINNESOTA 1.5%

Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	500	504

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	153

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036	$500	$513
5.000% due 11/15/2049	870	871

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	455	507

Minnesota State General Obligation Bonds, Series 2024
5.000% due 08/01/2037	6,200	7,046

Rochester, Minnesota Revenue Bonds, Series 2022
4.000% due 11/15/2039	500	504

Rochester, Minnesota Revenue Bonds, Series 2026
5.000% due 11/15/2042	500	562

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	500	508

		11,015

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2037	300	327

MISSOURI 0.4%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	500	490

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025
5.000% due 11/15/2044	400	431

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2054	2,000	2,005

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056	290	323

		3,249

MONTANA 0.1%

Montana Facility Finance Authority Revenue Bonds, Series 2026
5.000% due 06/01/2056	400	447

MULTI-STATE 1.7%

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042	399	404

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.533% due 11/25/2042	2,478	2,459
4.870% due 01/25/2043	3,374	3,529

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	673	674
4.140% due 01/25/2040	388	379
4.555% due 08/25/2040	981	1,014

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.614% due 08/25/2041 ~(e)	2,179	2,265
4.686% due 10/25/2040	688	718
4.705% due 04/25/2042 ~	990	1,040

		12,482

NEBRASKA 0.0%

Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
5.000% due 03/01/2049	250	258

NEVADA 0.9%

Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 05/01/2048	3,000	3,061

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022
4.000% due 06/01/2047	$3,000	$2,911

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	200	200

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	500	84

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	500	509

		6,765

NEW HAMPSHIRE 1.0%

New Hampshire Business Finance Authority Affordable Housing Bonds, Series 2024
4.150% due 10/20/2040	597	598

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	482	468

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.166% due 01/20/2041 ~	1,482	1,460
4.220% due 11/20/2042	1,388	1,362
4.794% due 02/20/2041	1,394	1,450

New Hampshire Business Finance Authority Revenue Notes, Series 2022
4.000% due 12/01/2028	1,000	1,013

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	580	648

		6,999

NEW JERSEY 0.8%

New Jersey Educational Facilities Authority Revenue Bonds, Series 2023
4.625% due 09/01/2048	250	255

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.550% due 05/01/2041	990	1,021

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	395	441

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,000	1,041

Passaic County, New Jersey Improvement Authority Revenue Notes, Series 2025
4.125% due 07/01/2033	900	915

Rutgers The State University of New Jersey Revenue Bonds, Series 2009
2.650% due 05/01/2039	800	800

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	1,600	1,598

		6,071

NEW MEXICO 0.1%

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	500	511

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	350	334

		845

NEW YORK 9.9%

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2041	1,725	1,692

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2026
5.000% due 11/01/2044	2,000	2,213
5.000% due 11/01/2045	3,000	3,285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2041	$250	$273

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	500	526

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	250	253

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.000% due 06/15/2044	700	700

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	200	214

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2051	2,000	2,103
5.250% due 06/15/2054	500	530

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	500	548

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
3.050% due 11/01/2054	600	600
5.000% due 05/01/2051	1,295	1,357
5.000% due 11/01/2053	900	935
5.250% due 11/01/2045	5,000	5,522

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 11/01/2042	2,000	2,232
5.000% due 02/01/2045	1,500	1,634

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2043	1,500	1,641
5.000% due 05/01/2044	1,300	1,415
5.250% due 05/01/2048	8,000	8,600

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	1,395	1,442

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,650	1,652
5.150% due 11/15/2034	235	235

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2038	1,000	1,132

New York State Dormitory Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	500	514

New York State Dormitory Authority Revenue Bonds, Series 2022
5.000% due 03/15/2041	500	538

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	750	755
5.000% due 03/15/2049	3,675	3,866
5.000% due 03/15/2055	500	520

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 03/15/2051	5,000	5,251

New York State Dormitory Authority Revenue Bonds, Series 2026
5.000% due 03/15/2053	1,400	1,471

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	1,500	1,556

New York State Urban Development Corp. Revenue Bonds, Series 2024
5.000% due 03/15/2048	875	922

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2016
4.000% due 07/01/2037	2,000	2,000

154	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2044	$500	$530

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	1,600	1,620

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	1,950	2,037

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	400	416

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	534
6.000% due 04/01/2035	250	279

New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2040	300	341

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2027	250	253

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	550	562

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
5.250% due 12/01/2043	1,325	1,496

Port Authority of New York & New Jersey Revenue Notes, Series 2024
5.000% due 09/01/2034	500	561

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	980	1,004

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	1,500	131
4.000% due 06/01/2050	300	258

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	500	491

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	500	530

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2045	1,700	1,839

		71,009

NORTH CAROLINA 1.2%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	983	998

North Carolina Medical Care Commission Revenue Bonds, Series 2004
2.700% due 11/01/2034	2,300	2,300

North Carolina Medical Care Commission Revenue Bonds, Series 2025
2.850% due 06/01/2055	1,600	1,600

North Carolina Medical Care Commission Revenue Notes, Series 2026
5.000% due 08/01/2035	2,100	2,389

North Carolina State Revenue Bonds, Series 2021
4.000% due 03/01/2035	1,000	1,035

		8,322

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2041	525	561

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 4.0%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	$500	$510

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025
5.000% due 11/01/2041	1,000	1,095

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	5,000	340
4.000% due 06/01/2038	1,000	1,007
4.000% due 06/01/2048	1,100	969
5.000% due 06/01/2055	6,450	5,060

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	1,600	1,762

Cuyahoga County, Ohio General Obligation Bonds, Series 2026
5.000% due 12/01/2051	5,825	6,170

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	500	474

Hamilton County, Ohio Revenue Bonds, Series 2021
2.950% due 08/15/2051	1,820	1,820

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	400	375

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	500	504

Ohio Air Quality Development Authority Revenue Bonds, Series 2026
4.350% due 06/30/2040	550	558

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2037	700	785

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	2,210	2,411

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.150% due 09/01/2040	300	302

Ohio Housing Finance Agency Revenue Bonds, Series 2026
6.250% due 01/01/2046	1,450	1,498

Ohio State Revenue Notes, Series 2026
5.000% due 12/15/2035	2,000	2,291

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2048	750	797

		28,728

OKLAHOMA 0.9%

Oklahoma City Public Property Authority Revenue Notes, Series 2026
5.000% due 06/01/2034	5,000	5,715

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053	600	641

		6,356

OREGON 0.3%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2038	1,000	1,051

Oregon State General Obligation Bonds, Series 2022
2.900% due 06/01/2045	1,100	1,100

		2,151

PENNSYLVANIA 4.3%

Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
5.000% due 12/01/2043	700	756

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beaver County, Pennsylvania Economic Development Authority Revenue Bonds, Series 2006
4.750% due 01/01/2035	$965	$1,013

Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	200	183
5.000% due 07/01/2040	3,000	3,108
5.000% due 07/01/2041	1,225	1,265

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	250	247

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
3.770% (MUNIPSA) due 08/15/2038 ~(e)	940	928

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024
2.900% due 08/15/2054	2,500	2,500

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	300	305

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	250
5.000% due 12/31/2038	500	500

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
2.950% due 04/01/2049	1,500	1,500

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2039	500	541

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
2.900% due 05/15/2053	3,600	3,600

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	1,000	1,102

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2040	1,500	1,637

Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.900% due 06/01/2041	997	1,028

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	185	200
6.250% due 10/01/2054	190	206

Pennsylvania Turnpike Commission Revenue Bonds, Series 2019
5.000% due 12/01/2049	1,500	1,537

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2041	1,200	1,326

Pennsylvania Turnpike Commission Revenue Bonds, Series 2026
5.000% due 12/01/2040	6,020	6,747

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.000% due 09/01/2047	300	300

		30,779

PUERTO RICO 2.0%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2005
0.000% due 05/15/2050 (b)	2,000	411

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	222	160
0.000% due 11/01/2051	1,823	1,338

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	292	287

Puerto Rico Electric Power Authority Revenue Bonds, (FGIC Insured), Series 2007
5.250% due 07/01/2034 ^	1,000	1,007

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	155

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	$18,200	$6,803
0.000% due 07/01/2051 (b)	5,400	1,468
5.000% due 07/01/2058	1,750	1,750

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	600	600
4.550% due 07/01/2040	250	251

		14,075

RHODE ISLAND 0.1%

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	750	750
5.000% due 06/01/2050	200	200

		950

SOUTH CAROLINA 0.8%

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2041	625	644

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	200	215

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.500% due 10/01/2045	750	778

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	1,300	1,381
5.500% due 12/01/2054	1,050	1,123

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	1,300	1,313

		5,454

SOUTH DAKOTA 0.1%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	500	498

TENNESSEE 0.8%

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2026
5.000% due 07/01/2037	3,500	3,939

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025
5.000% due 11/15/2048	900	970

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	1,000	1,013

		5,922

TEXAS 16.8%

Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	100	104

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 06/15/2054	450	409
4.125% due 08/15/2054	500	454

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	1,500	1,481

Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024
4.500% due 03/01/2043	500	509

Austin, Texas Airport System Revenue Notes, Series 2026
5.000% due 11/15/2032	2,800	3,087

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 11/15/2035	$1,000	$1,126

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024
5.000% due 11/15/2049	3,000	3,160

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	300	288

Board of Regents of the University of Texas System Revenue Bonds, Series 2026
5.000% due 08/15/2039	2,000	2,286

City of Denton, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2036	2,675	2,999

City of Kyle, Texas , General Obligation Bonds, (AGM Insured), Series 2025
5.000% due 08/15/2055	1,100	1,139

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	700	705

Crandall, Texas Special Assessment Bonds, Series 2025
5.250% due 09/15/2045	1,000	1,019

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.250% due 11/01/2042	1,500	1,637

Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2024
4.350% due 10/01/2041	500	504

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	1,000	1,087

Dallas Metrocare Services, Texas Revenue Bonds, Series 2025
5.250% due 11/01/2050	2,350	2,482

Denton Essential Investments Public Facility Corp.
6.697% due 01/01/2059 «	1,995	1,911

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	1,500	1,560

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	495	491

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	500	468

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	2,086	2,120

Georgetown, Texas Utility System Revenue Bonds, (BAM Insured), Series 2026
5.000% due 08/15/2046	2,985	3,195

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	500	515

Grayson County Junior College District, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2049	1,310	1,238

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	500	528

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2042	1,000	1,095

Houston, Texas Airport System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2038	100	108

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	1,500	1,639

Houston, Texas Combined Utility System Revenue Bonds, Series 2016
4.000% due 11/15/2037	4,300	4,300

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	500	473

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/01/2048	$500	$525

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	1,000	1,031

Kyle, Texas Special Assessment Bonds, Series 2026
5.750% due 09/01/2056	1,100	1,107

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2055	5,000	5,213

Lower Colorado River Authority, Texas Revenue Bonds, Series 2021
5.000% due 05/15/2051	500	510

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	645	704

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,000	2,013

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	250	245

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
5.250% due 05/15/2054	1,000	1,053

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	500	513

Mission Economic Development Corp. Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	1,000	1,022

Mission Economic Development Corp., Texas Revenue Bonds, Series 2020
2.950% due 05/01/2050	3,500	3,499

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	250	201

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.125% due 08/15/2045	700	748

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,014

North Texas Tollway Authority Revenue Bonds, Series 2025
5.000% due 01/01/2039	1,000	1,116

North Texas Tollway Authority Revenue Notes, Series 2024
5.000% due 01/01/2034	1,100	1,241

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2050	3,000	3,162

Permanent University Fund - Texas A&M University System Revenue Bonds, Series 2026
5.000% due 07/01/2043 (a)	6,000	6,685

Permanent University Fund - University of Texas System Revenue Bonds, Series 2024
5.000% due 07/01/2038	1,030	1,155

Princeton, Texas Special Assessment Bonds, Series 2026
5.625% due 09/01/2056	1,380	1,391

San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds,Series 2024
4.550% due 03/01/2043	650	665

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	5,000	5,334

Tarrant County Housing Finance Corp. Texas Revenue Bonds,Series 2024
4.600% due 03/01/2043	1,000	1,030

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
2.700% due 11/15/2050	6,000	6,000
2.750% due 08/01/2050	3,000	3,000

156	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	$500	$524

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.700% due 11/15/2063	7,500	7,500

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	995	1,106

Texas Municipal Gas Acquisition & Supply Corp. V Revenue Notes, Series 2026
5.000% due 04/01/2036	4,900	5,187

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037	250	248

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2043	1,700	1,865

Texas Transportation Commission General Obligation Bonds, Series 2026
5.000% due 04/01/2044	4,000	4,433

Texas Transportation Finance Corp. Revenue Bonds, Series 2025
5.000% due 10/01/2050	2,000	2,109

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	608
5.000% due 10/15/2057	250	258

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	500	515

University of Houston, Texas Revenue Bonds, Series 2026
5.000% due 02/15/2037	1,000	1,135

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	1,500	1,423

		121,205

UTAH 0.5%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.000% due 06/01/2040	1,200	1,328

Resort Core Public Infrastructure District No 1, Utah General Obligation Bonds, Series 2026
5.000% due 03/01/2041	1,000	1,021

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2037	300	332

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	595	673

		3,354

VIRGINIA 0.6%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	255	251

Loudoun County, Virginia Economic Development Authority Revenue Bonds, Series 2003
3.070% due 02/15/2038	2,000	2,000

Virginia Commonwealth Transportation Board Revenue Notes, Series 2026
5.000% due 05/15/2034	1,500	1,717

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2041	500	544

		4,512

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 1.9%

Energy Northwest, Washington Revenue Notes, Series 2026
5.000% due 07/01/2036	$1,600	$1,865

King County, Washington Sewer Revenue Bonds, Series 2025
2.850% due 01/01/2065	2,000	2,000

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2035	560	629

Washington State General Obligation Bonds, Series 2026
5.000% due 06/01/2050	5,000	5,337

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2040	1,000	1,068

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.221% due 03/01/2050	592	582

Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.949% due 11/20/2041	1,587	1,546

Washington State Housing Finance Commission Revenue Bonds,Series 2024
4.400% due 03/01/2043	500	504

		13,531

WEST VIRGINIA 0.3%

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	1,250	1,364

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	300	322

West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024
5.000% due 08/01/2027	175	178

		1,864

WISCONSIN 1.5%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	258
4.000% due 03/31/2056	250	210

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	400	365

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
2.950% due 10/01/2055	2,500	2,500

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.750% due 07/01/2054	400	417

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2039	300	322
5.250% due 06/15/2050	250	263
5.750% due 12/31/2065	1,850	1,939

Public Finance Authority, Wisconsin Revenue Bonds,(BAM Insured), Series 2025
5.250% due 07/01/2055	2,500	2,575

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	750	715

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025
6.250% due 11/15/2055	$900	$914

		10,478

Total Municipal Bonds & Notes (Cost $676,871)		688,289

U.S. GOVERNMENT AGENCIES 0.3%

Federal Home Loan Mortgage Corp.
2.820% due 12/01/2033	1,791	1,650

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~	195	175

Total U.S. Government Agencies (Cost $1,813)		1,825

U.S. TREASURY OBLIGATIONS 5.2%

U.S. Treasury Notes
3.375% due 02/29/2028 (g)	13,500	13,333
3.500% due 02/28/2031 (g)	11,300	10,969
4.125% due 03/31/2031	900	897
4.250% due 02/28/2031	5,300	5,310
4.625% due 04/30/2031	6,900	7,024

Total U.S. Treasury Obligations (Cost $37,877)		37,533

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

City of Dallas Housing Finance Corp.
4.625% due 10/01/2043	400	414

FIAC
7.000% due 07/01/2049 «	3,700	3,688

Indiana Housing & Community Development Authority
4.600% due 01/01/2042	300	307

Multifamily Tax-Exempt Mortgage-Backed Bonds
4.500% due 08/01/2041	988	1,012

San Antonio Housing Trust Public Facility Corp.
4.450% due 04/01/2043	500	506

Total Non-Agency Mortgage-Backed Securities (Cost $5,876)		5,927

	SHARES
SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	1,328,435	1,329

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (f) 0.3%

		2,200

Total Short-Term Instruments (Cost $3,529)		3,529

Total Investments in Securities (Cost $725,966)		737,103

Total Investments 102.3% (Cost $725,966)		$737,103

Other Assets and Liabilities, net (2.3)%		(16,413)

Net Assets 100.0%		$720,690

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	157

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.614%	08/25/2041	03/19/2024 - 01/22/2025	$2,172	$2,265	0.31%
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.770	08/15/2038	09/14/2021	949	928	0.13

				$ 3,121	$3,193	0.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.630%	06/30/2026	07/01/2026	$2,200	U.S. Treasury Notes 3.875% due 07/31/2027	$(2,244)	$2,200	$2,200

Total Repurchase Agreements						$(2,244)	$2,200	$2,200

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.780%	06/30/2026	07/07/2026	$(7,289)	$(7,290)
	3.800	06/30/2026	07/01/2026	(3,842)	(3,842)

Total Reverse Repurchase Agreements					$(11,132)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
MSC	3.830%	06/30/2026	07/01/2026	$(1,000)	$(1,000)

Total Sale-Buyback Transactions					$(1,000)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$2,200	$(11,132)	$0	$0	$(8,932)	$8,726	$(206)

Master Securities Forward Transaction Agreement
MSC	0	0	(1,000)	0	(1,000)	988	(12)

Total Borrowings and Other Financing Transactions	$2,200	$(11,132)	$(1,000)	$0

158	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$(3,842)	$(7,290)	$0	$0	$(11,132)

Total	$(3,842)	$(7,290)	$0	$0	$(11,132)

Sale-Buyback Transactions
U.S. Treasury Obligations	(1,000)	0	0	0	(1,000)

Total	$(1,000)	$0	$0	$0	$(1,000)

Total Borrowings	$(4,842)	$(7,290)	$0	$0	$(12,132)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(12,132)

(g)	Securities with an aggregate market value of $11,957 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(252) at a weighted average interest rate of 3.738%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$55	$55
Swap Agreements	0	0	0	0	109	109

	$0	$0	$0	$0	$164	$164

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$20,255	$0	$20,255
Alaska	0	259	0	259
Arizona	0	25,330	0	25,330
Arkansas	0	11,189	0	11,189
California	0	35,692	0	35,692
Colorado	0	18,189	0	18,189
Connecticut	0	16,132	0	16,132
District of Columbia	0	9,876	0	9,876
Florida	0	38,026	0	38,026
Georgia	0	19,983	0	19,983
Idaho	0	2,369	0	2,369
Illinois	0	32,576	0	32,576

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Indiana	$0	$11,211	$0	$11,211
Iowa	0	537	0	537
Kentucky	0	15,969	0	15,969
Louisiana	0	6,460	0	6,460
Maryland	0	8,736	0	8,736
Massachusetts	0	19,745	0	19,745
Michigan	0	17,548	0	17,548
Minnesota	0	11,015	0	11,015
Mississippi	0	327	0	327
Missouri	0	3,249	0	3,249
Montana	0	447	0	447
Multi-State	0	12,482	0	12,482
Nebraska	0	258	0	258

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	159

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)	June 30, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Nevada	$0	$6,765	$0	$6,765
New Hampshire	0	6,999	0	6,999
New Jersey	0	6,071	0	6,071
New Mexico	0	845	0	845
New York	0	71,009	0	71,009
North Carolina	0	8,322	0	8,322
North Dakota	0	561	0	561
Ohio	0	28,728	0	28,728
Oklahoma	0	6,356	0	6,356
Oregon	0	2,151	0	2,151
Pennsylvania	0	30,779	0	30,779
Puerto Rico	0	14,075	0	14,075
Rhode Island	0	950	0	950
South Carolina	0	5,454	0	5,454
South Dakota	0	498	0	498
Tennessee	0	5,922	0	5,922
Texas	0	119,294	1,911	121,205

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Utah	$0	$3,354	$0	$3,354
Virginia	0	4,512	0	4,512
Washington	0	13,531	0	13,531
West Virginia	0	1,864	0	1,864
Wisconsin	0	10,478	0	10,478
U.S. Government Agencies	0	1,825	0	1,825
U.S. Treasury Obligations	0	37,533	0	37,533
Non-Agency Mortgage-Backed Securities	0	2,239	3,688	5,927
Short-Term Instruments
Mutual Funds	1,329	0	0	1,329
Repurchase Agreements	0	2,200	0	2,200

Total Investments	$1,329	$730,175	$5,599	$737,103

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

160	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%

CORPORATE BONDS & NOTES 63.3%

BANKING & FINANCE 39.9%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.950% due 03/10/2055 •		$600	$621

African Development Bank
5.875% due 05/07/2035 •(b)(c)		500	493

Allstate Corp.
6.500% due 05/15/2067 •		400	411

American National Group, Inc.
7.000% due 12/01/2055 •		500	489

Banco Bilbao Vizcaya Argentaria SA
7.125% due 05/08/2033 •(b)(c)		1,000	1,013
9.375% due 03/19/2029 •(b)(c)		361	394

Banco Mercantil del Norte SA
7.625% due 01/10/2028 •(b)(c)		1,500	1,507

Banco Nacional de Mexico SA
6.697% due 08/07/2036 •(c)		800	789

Banco Santander SA
7.250% due 12/03/2035 •(b)(c)		1,000	1,017
9.625% due 11/21/2028 •(b)(c)		800	872
9.625% due 05/21/2033 •(b)(c)		1,800	2,122

Bank of Montreal
6.875% due 11/26/2085 •(c)		1,000	1,017
7.700% due 05/26/2084 •(c)		1,400	1,465

Bank of Nova Scotia
6.875% due 10/27/2085 •(c)		500	506
7.350% due 04/27/2085 •(c)		1,500	1,555
8.000% due 01/27/2084 •(c)		1,100	1,161
8.625% due 10/27/2082 •(c)		500	520

Barclays PLC
8.000% due 03/15/2029 •(b)(c)		2,400	2,527
9.625% due 12/15/2029 •(b)(c)		1,000	1,110

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(c)		500	517
8.125% due 01/08/2039 •(c)		1,200	1,281

BNP Paribas SA
7.000% due 08/16/2028 •(b)(c)		500	512
7.200% due 04/17/2036 •(b)(c)		400	403
7.375% due 09/10/2034 •(b)(c)		400	418
8.000% due 08/22/2031 •(b)(c)		1,000	1,073
9.250% due 11/17/2027 •(b)(c)		1,869	1,958

BPCE SA
6.347% due 01/13/2047 •		500	492

Burford Capital Global Finance LLC
9.250% due 07/01/2031		695	677

Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(c)		2,300	2,345
7.000% due 10/28/2085 •(c)		1,200	1,234

Commerzbank AG
7.500% due 10/09/2030 •(b)(c)		1,800	1,883

Cooperatieve Rabobank UA
4.875% due 06/29/2029 •(b)(c)	EUR	800	931

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		$1,200	1,192

Credit Agricole SA
6.700% due 09/23/2034 •(b)(c)		800	802
7.125% due 09/23/2035 •(b)(c)		1,500	1,546

Credit Suisse AG AT1 Claim		800	282

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(b)		800	816

Deutsche Bank AG
6.750% due 10/30/2028 •(b)(c)	EUR	400	476
6.750% due 10/30/2034 •(b)(c)		800	946

DNB Bank ASA
7.375% due 05/30/2029 •(b)(c)		$1,600	1,662

Equitable Holdings, Inc.
6.700% due 03/28/2055 •		1,000	1,031

Global Atlantic Fin Co.
7.250% due 03/01/2056 •		500	490
7.950% due 10/15/2054 •		550	554

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
6.000% due 05/22/2027 •(b)(c)		$500	$504
6.500% due 03/23/2028 •(b)(c)		1,200	1,214
6.750% due 11/18/2032 •(b)(c)		800	806
6.875% due 09/11/2029 •(b)(c)		200	206
7.050% due 06/05/2030 •(b)(c)		1,000	1,027

ING Groep NV
7.000% due 11/16/2032 •(b)(c)		1,900	1,956
8.000% due 05/16/2030 •(b)(c)		1,400	1,493

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		1,700	1,688

Lloyds Banking Group PLC
6.625% due 09/27/2035 •(b)(c)		400	399
6.750% due 09/27/2031 •(b)(c)		1,300	1,336
7.875% due 06/27/2029 •(b)(c)	GBP	200	277
8.000% due 09/27/2029 •(b)(c)		$1,533	1,637

MetLife, Inc.
5.850% due 03/15/2056 •		300	296
6.350% due 03/15/2055 •		500	513

Mitsubishi UFJ Financial Group, Inc.
8.200% due 01/15/2029 •(b)(c)		400	432

NatWest Group PLC
4.500% due 03/31/2028 •(b)(c)	GBP	400	518
7.300% due 11/19/2034 •(b)(c)		$800	836
8.125% due 11/10/2033 •(b)(c)		2,200	2,436

Nippon Life Insurance Co.
5.950% due 04/16/2054 •		200	203
6.250% due 09/13/2053 •		1,000	1,036
6.500% due 04/30/2055 •		1,900	1,994

Nomura Holdings, Inc.
7.000% due 07/15/2030 •(b)(c)		800	823

Nordea Bank Abp
6.300% due 09/25/2031 •(b)(c)		200	202

Prudential Financial, Inc.
5.125% due 03/01/2052 •		1,200	1,177
6.000% due 09/01/2052 •		1,018	1,036
6.250% due 06/15/2056 •		300	301
6.500% due 03/15/2054 •		900	932

Reinsurance Group of America, Inc.
6.650% due 09/15/2055 •		900	912

Royal Bank of Canada
6.750% due 08/24/2085 •(c)		1,000	1,018
7.500% due 05/02/2084 •(c)		3,400	3,549

Societe Generale SA
5.375% due 11/18/2030 •(b)(c)		500	479
6.750% due 04/06/2028 •(b)(c)		500	505
7.125% due 07/15/2035 •(b)(c)		300	298
9.375% due 11/22/2027 •(b)(c)		884	932
10.000% due 11/14/2028 •(b)(c)		600	655

Standard Chartered PLC
7.875% due 03/08/2030 •(b)(c)		800	844

Svenska Handelsbanken AB
4.375% due 03/01/2027 •(b)(c)		1,000	995
4.750% due 03/01/2031 •(b)(c)		1,000	952

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •		500	505

Toronto-Dominion Bank
6.350% due 10/31/2085 •(c)		1,000	1,007
7.250% due 07/31/2084 •(c)		300	311
8.125% due 10/31/2082 •(c)		1,728	1,787

UBS Group AG
6.625% due 01/08/2031 •(b)(c)		300	302
6.850% due 09/10/2029 •(b)(c)		1,000	1,019
6.875% due 06/05/2032 •(b)(c)		800	803
7.000% due 02/10/2030 •(b)(c)		400	408
7.000% due 01/08/2036 •(b)(c)		200	202
7.125% due 08/10/2034 •(b)(c)		200	202
7.750% due 04/12/2031 •(b)(c)		1,000	1,057
9.250% due 11/13/2028 •(b)(c)		500	538
9.250% due 11/13/2033 •(b)(c)		1,100	1,271

			88,939

INDUSTRIALS 4.3%

Enbridge, Inc.
5.750% due 07/15/2080 •		2,815	2,833

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 03/01/2078 •	$500	$505
7.625% due 01/15/2083 •	1,100	1,193
8.250% due 01/15/2084 •	700	739
8.500% due 01/15/2084 •	600	686

Enterprise Products Operating LLC
6.897% (TSFR3M + 3.248%) due 08/16/2077 ~	489	489

Plains All American Pipeline LP
8.023% (TSFR3M + 4.372%) due 07/30/2026 ~(b)	498	500

Southern Co.
6.000% due 04/01/2058 •	1,200	1,203
6.375% due 03/15/2055 •	1,400	1,442

		9,590

UTILITIES 19.1%

AES Corp.
6.950% due 07/15/2055 •	1,200	1,186

American Electric Power Co., Inc.
3.875% due 02/15/2062 •	400	396
6.050% due 03/15/2056 •	1,000	995
6.950% due 12/15/2054 •	1,000	1,071

BP Capital Markets PLC
6.450% due 12/01/2033 •(b)	2,300	2,388

CenterPoint Energy, Inc.
6.850% due 02/15/2055 •	900	946
7.000% due 02/15/2055 •	250	259

CMS Energy Corp.
3.750% due 12/01/2050 •	350	326
6.500% due 06/01/2055 •	450	461

Dominion Energy, Inc.
6.200% due 02/15/2056 •	2,000	2,007
6.625% due 05/15/2055 •	1,500	1,547
7.000% due 06/01/2054 •	500	530

Duke Energy Corp.
6.450% due 09/01/2054 •	900	935

Edison International
8.125% due 06/15/2053 •	300	308

Electricite de France SA
9.125% due 03/15/2033 •(b)	1,715	1,992

Emera U.S. Finance LLC
6.850% due 10/01/2056 •	100	102

Entergy Corp.
6.100% due 06/15/2056 •	700	702
7.125% due 12/01/2054 •	700	724

EUSHI Finance, Inc.
6.250% due 04/01/2056 •	1,100	1,095

Evergy, Inc.
6.650% due 06/01/2055 •	810	831

Eversource Energy
6.350% due 08/15/2056 •	300	300

Exelon Corp.
6.500% due 03/15/2055 •	600	616

NextEra Energy Capital Holdings, Inc.
6.000% due 10/01/2056 •	1,100	1,100
6.750% due 06/15/2054 •	2,300	2,396

NiSource, Inc.
5.750% due 07/15/2056 •	400	401
6.375% due 03/31/2055 •	800	828

PacifiCorp
7.125% due 08/15/2056 •	600	596

PG&E Corp.
6.850% due 09/15/2056 •	1,020	1,017

Puget Energy, Inc.
7.000% due 09/15/2056 •	600	607

Sempra
6.400% due 10/01/2054 •	1,400	1,408
6.625% due 04/01/2055 •	1,250	1,268
6.875% due 10/01/2054 •	550	563

Sierra Pacific Power Co.
6.200% due 12/15/2055 •	1,300	1,293
6.375% due 09/15/2056 •	700	700

Spire, Inc.
6.250% due 06/01/2056 •	400	399

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	161

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TELUS Corp.
6.375% due 06/09/2056 •	$1,100	$1,101
6.625% due 06/09/2056 •	1,100	1,098

Transcanada Trust
5.500% due 09/15/2079 •	1,600	1,592
5.600% due 03/07/2082 •	1,736	1,718

TXNM Energy, Inc.
7.000% due 07/31/2056 •	400	404

Verizon Communications, Inc.
6.050% due 05/14/2058 •	500	505

Vodafone Group PLC
5.125% due 06/04/2081 •	1,300	1,017
7.000% due 04/04/2079 •	1,600	1,660

Xcel Energy, Inc.
5.750% due 12/03/2056 •	1,100	1,087

		42,475

Total Corporate Bonds & Notes (Cost $136,921)		141,004

	SHARES
PREFERRED SECURITIES 31.6%

BANKING & FINANCE 29.2%

Ally Financial, Inc.
4.700% due 05/15/2028 (b)	316,000	307
7.100% due 08/15/2031 •(b)	900,000	911

American Express Co.
3.550% due 09/15/2026 (b)	1,400,000	1,395

Bank of America Corp.
4.375% due 01/27/2027 (b)	833,000	830
5.875% due 03/15/2028 (b)	3,418,000	3,452
6.125% due 04/27/2027 (b)	500,000	504
6.250% due 07/26/2030 (b)	1,800,000	1,823
6.625% due 05/01/2030 (b)	2,300,000	2,367

Bank of New York Mellon Corp.
3.750% due 12/20/2026 (b)	1,100,000	1,092
5.950% due 12/20/2030 (b)	900,000	905

Capital One Financial Corp.
3.950% due 09/01/2026 (b)	1,600,000	1,595

Charles Schwab Corp.
6.100% due 06/01/2031 •(b)	2,500,000	2,501

Citigroup, Inc.
6.625% due 02/15/2031 (b)	3,100,000	3,157
6.875% due 12/31/2099	800,000	819
6.950% due 02/15/2030 (b)	3,200,000	3,273
7.000% due 08/15/2034 (b)	1,700,000	1,775

Citizens Financial Group, Inc.
6.939% due 10/06/2026 (b)	200,000	201

CoBank ACB
6.450% due 10/01/2027 (b)	400,000	402
6.750% due 07/01/2031 •(b)	500,000	505
7.125% due 01/01/2030 (b)	75,000	76

	SHARES	MARKET VALUE (000S)

Compeer Financial ACA
7.875% due 02/15/2031 (b)	$1,500,000	$1,531

Corebridge Financial, Inc.
6.875% due 12/01/2030 (b)	1,200,000	1,248

Dresdner Funding Trust I
8.151% due 06/30/2031	600,000	645

Farm Credit Bank of Texas
7.000% due 09/15/2030 (b)	600,000	613
7.750% due 06/15/2029 (b)	500,000	522

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 (b)	1,000,000	999
4.579% due 07/30/2026 (b)	23,700	447
6.125% due 11/10/2034 (b)	1,200,000	1,202
6.850% due 02/10/2030 (b)	900,000	926
7.500% due 05/10/2029 (b)	2,000,000	2,099

Huntington Bancshares, Inc.
5.625% due 07/15/2030 (b)	500,000	504
6.250% due 10/15/2030 (b)	1,500,000	1,515

JPMorgan Chase & Co.
4.625% due 09/01/2026 (b)	40,500	758
6.100% due 07/01/2031 •(b)	500,000	504
6.500% due 04/01/2030 (b)	3,600,000	3,688
6.875% due 06/01/2029 (b)	900,000	944

MetLife Capital Trust IV
7.875% due 12/15/2067	2,100,000	2,305

MetLife, Inc.
4.750% due 09/15/2026 (b)	25,100	468
5.875% due 03/15/2028 (b)	300,000	301

Morgan Stanley
4.875% due 10/15/2026 (b)	24,700	482
6.625% due 10/15/2029 (b)	36,000	914
7.086% due 09/15/2026 (b)	400,000	402

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 (b)	300,000	299
6.250% due 03/15/2030 (b)	1,900,000	1,947

State Street Corp.
6.700% due 03/15/2029 (b)	1,900,000	1,965

Synchrony Financial
7.250% due 08/15/2031 •(b)	250,000	248
8.250% due 05/15/2029 (b)	9,600	248

Truist Financial Corp.
5.100% due 03/01/2030 (b)	648,000	646

U.S. Bancorp
5.300% due 04/15/2027 (b)	688,000	688

Voya Financial, Inc.
5.350% due 09/15/2029 (b)	20,700	483
7.758% due 09/15/2028 (b)	925,000	962

Wells Fargo & Co.
4.750% due 09/15/2026 (b)	41,300	771
6.125% due 06/15/2031 (b)	1,400,000	1,418
6.850% due 09/15/2029 (b)	3,200,000	3,325
7.625% due 09/15/2028 (b)	1,133,000	1,192

		65,099

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.5%

SVB Financial Trust
0.000% due 11/07/2032 (a)	$48,000	$5

Venture Global LNG, Inc.
9.000% due 09/30/2029 (b)	1,100,000	1,072

		1,077

UTILITIES 1.9%

AT&T, Inc.
4.750% due 07/30/2026 (b)	30,700	548

Energy Transfer LP
6.625% due 02/15/2028 (b)	1,146,000	1,156
7.125% due 05/15/2030 (b)	2,200,000	2,276

SCE Trust VII
7.500% due 11/22/2028 (b)	12,000	287

		4,267

Total Preferred Securities (Cost $69,500)		70,443

SHORT-TERM INSTRUMENTS 3.0%

MUTUAL FUNDS 0.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 3.690% (d)	1,713,645	1,713

REPURCHASE AGREEMENTS (e) 2.2%
		4,800

Total Short-Term Instruments (Cost $6,513)		6,513

Total Investments in Securities (Cost $212,934)		217,960

Total Investments 97.9% (Cost $212,934)		$217,960

Financial Derivative Instruments (f)(g) (0.1)% (Cost or Premiums, net $1,306)		(233)

Other Assets and Liabilities, net 2.2%		4,797

Net Assets 100.0%		$222,524

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
(d)	Coupon represents a 7-Day Yield.

162	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.630%	06/30/2026	07/01/2026	$4,800	U.S. Treasury Notes 3.875% due 07/31/2027	$(4,895)	$4,800	$4,800

Total Repurchase Agreements						$(4,895)	$4,800	$4,800

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$4,800	$0	$0	$0	$4,800	$(4,895)	$(95)

Total Borrowings and Other Financing Transactions	$4,800	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(365) at a weighted average interest rate of 2.377%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	301	$33,077	$132	$0	$(116)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	21	4,329	0	0	(3)
CBOT U.S. Long Bond Futures	09/2026	30	3,405	37	0	(32)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	57	6,411	63	0	(33)
Ultra U.S. Treasury Bond Futures	09/2026	156	18,120	484	0	(192)

				$716	$0	$(376)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	99	$(10,598)	$(8)	$20	$0
Eurex 10 Year Euro BUND Futures	09/2026	6	(873)	(9)	1	0
Eurex 5 Year Euro BOBL Futures	09/2026	8	(1,055)	(5)	1	0

				$(22)	$22	$0

Total Futures Contracts				$694	$22	$(376)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	163

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$	98	$7	$1	$8	$0	$0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		2,450	154	48	202	0	(2)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		8,118	562	105	667	0	(4)

						$723	$154	$877	$0	$(6)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$	1,300	$(3)	$2	$(1)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		2,100	(44)	26	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		3,600	17	(48)	(31)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		5,600	4	27	31	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		800	20	(25)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		300	17	(7)	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		2,400	37	22	59	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		700	(6)	11	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		100	1	(2)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		400	(2)	(4)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		5,700	395	(82)	313	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		700	(3)	17	14	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		5,500	97	24	121	28	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		100	(1)	(11)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		400	54	10	64	4	0

							$583	$(40)	$543	$76	$(7)

Total Swap Agreements							$1,306	$114	$1,420	$76	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$22	$76	$98	$0	$(377)	$(13)	$(390)

Cash of $3,159 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.

164	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	07/2026	GBP	617		$827	$8	$0
SOG	07/2026	EUR	2,140		2,496	51	0
	07/2026		$2,434	EUR	2,140	11	0
	08/2026	EUR	2,140		$2,437	0	(11)

SSB	07/2026		$815	GBP	617	3	0
	08/2026	GBP	617		$815	0	(3)

Total Forward Foreign Currency Contracts						$73	$(14)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$8	$0	$0	$8	$0	$0	$0	$0	$8	$0	$8
SOG	62	0	0	62	(11)	0	0	(11)	51	0	51
SSB	3	0	0	3	(3)	0	0	(3)	0	0	0

Total Over the Counter	$73	$0	$0	$73	$(14)	$0	$0	$(14)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$22	$22
Swap Agreements	0	0	0	0	76	76

	$0	$0	$0	$0	$98	$98

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73	$0	$73

	$0	$0	$0	$73	$98	$171

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$377	$377
Swap Agreements	0	6	0	0	7	13

	$0	$6	$0	$0	$384	$390

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14	$0	$14

	$0	$6	$0	$14	$384	$404

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	165

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)	June 30, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(356)	$(356)
Swap Agreements	0	322	0	0	50	372

	$0	$322	$0	$0	$(306)	$16

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16	$0	$16

	$0	$322	$0	$16	$(306)	$32

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(363)	$(363)
Swap Agreements	0	55	0	0	254	309

	$0	$55	$0	$0	$(109)	$(54)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$110	$0	$110

	$0	$55	$0	$110	$(109)	$56

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$88,939	$0	$88,939
Industrials	0	9,590	0	9,590
Utilities	0	42,475	0	42,475
Preferred Securities
Banking & Finance	4,571	60,528	0	65,099
Industrials	0	1,077	0	1,077
Utilities	548	3,719	0	4,267
Short-Term Instruments
Mutual Funds	1,713	0	0	1,713
Repurchase Agreements	0	4,800	0	4,800

Total Investments	$6,832	$211,128	$0	$217,960

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2	$96	$0	$98
Over the counter	0	73	0	73

	$2	$169	$0	$171

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(389)	0	(389)
Over the counter	0	(14)	0	(14)

	$0	$(403)	$0	$(403)

Total Financial Derivative Instruments	$2	$(234)	$0	$(232)

Totals	$6,834	$210,894	$0	$217,728

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

166	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 81.1%

ABG Intermediate Holdings 2 LLC
5.894% (TSFR1M + 3.644%) due 12/21/2028 ~	$2,209	$2,212
5.894% (TSFR1M + 3.644%) due 02/13/2032 ~	2,942	2,942

ACI Rover Parent LLC
5.982% (TSFR3M + 3.732%) due 06/09/2033 ~	1,075	1,075

Acrisure LLC
6.644% (TSFR1M + 3.644%) due 11/06/2030 ~	2,493	2,261
6.894% (TSFR1M + 3.644%) due 06/21/2032 ~	995	902

Action Environmental Group, Inc.
6.732% (TSFR3M + 3.732%) due 10/24/2030 ~	2,362	2,338

ADI Global Distribution Funding LLC
TBD% due 06/17/2033	1,425	1,430

Advanced Drainage Systems, Inc.
5.245% (TSFR1M + 3.620%) due 02/28/2033 ~	200	202

AGI-CFI Acquisition Corp.
8.144% (TSFR1M + 3.644%) due 03/25/2033 ~	475	473

AI Aqua Merger Sub, Inc.
TBD% due 07/02/2033	2,850	2,852
6.119% - 6.164% (TSFR3M + 3.658%) due 07/31/2028 ~	5,333	5,334

AL GCX Holdings LLC
5.863% (TSFR1M + 3.613%) due 12/17/2032 ~	449	450

AL NGPL Holdings LLC
5.677% (TSFR3M + 3.677%) due 12/09/2030 ~	824	826

Albion Financing 3 SARL
6.632% (TSFR3M + 3.656%) due 05/21/2031 ~	3,768	3,782

AlixPartners LLP
5.644% (TSFR1M + 3.644%) due 08/12/2032 ~	597	594

Alkermes, Inc.
6.482% (TSFR3M + 3.732%) due 08/12/2031 ~«	823	827

Alliant Holdings Intermediate LLC
6.144% (TSFR1M + 3.644%) due 09/19/2031 ~	4,920	4,861

Allied Universal Holdco LLC
6.894% (TSFR1M + 3.644%) due 08/20/2032 ~	2,838	2,843

AllSpring Buyer LLC
6.750% (TSFR3M + 3.732%) due 11/01/2030 ~	883	886

Altar Bidco, Inc.
6.858% due 02/01/2029 ~	701	701

Alterra Mountain Co.
6.144% (TSFR1M + 3.644%) due 05/31/2030 ~	1,995	1,996

Altice France SA
9.048% (TSFR3M + 3.653%) due 05/14/2029 ~	983	988
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~	2,101	2,149

Amentum Holdings, Inc.
5.394% - 7.500% (JY0003M + 6.750%) due 09/29/2031 ~	1,428	1,429

American Axle & Manufacturing, Inc.
6.874% - 6.915% (TSFR1M + 3.624%) due 02/03/2033 ~	815	816

Amspec Parent LLC
7.232% (TSFR3M + 3.732%) due 12/22/2031 ~	1,732	1,740

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AmWINS Group, Inc.
5.732% (TSFR3M + 3.732%) due 01/30/2032 ~	$1,143	$1,121

Amynta Agency Borrower, Inc.
6.144% (TSFR1M + 3.644%) due 12/29/2031 ~	768	759

Anticimex International AB
6.410% due 11/17/2031 ~	1,025	1,029

Applied Systems, Inc.
5.982% (TSFR3M + 3.732%) due 02/24/2031 ~	956	942

Aspire Bakeries Holdings LLC
6.644% (TSFR1M + 3.644%) due 12/23/2030 ~	3,112	3,132

Asurion LLC
7.913% (TSFR3M + 3.663%) due 09/19/2030 ~	742	736
8.013% (TSFR3M + 3.663%) due 08/19/2028 ~	155	155

Athenahealth Group, Inc.
6.394% (TSFR1M + 3.644%) due 02/15/2029 ~	3,732	3,729

Auris Luxembourg III SARL
6.913% - 6.982% (TSFR3M + 3.732%) due 02/28/2029 ~	559	561

B&G Foods, Inc.
7.144% (TSFR1M + 3.644%) due 10/10/2029 ~	2,728	2,692

Barnes Group, Inc.
6.144% (TSFR1M + 3.644%) due 01/27/2032 ~	514	514

BASF Coatings Ltd.
TBD% due 05/06/2033	2,750	2,762

Bausch & Lomb Corp.
7.394% (TSFR1M + 3.644%) due 01/15/2031 ~	5,690	5,710

Bausch Health Cos., Inc.
9.894% (TSFR1M + 3.644%) due 10/08/2030 ~	1,546	1,503

Bayonne Energy Center LLC
6.732% (TSFR3M + 3.732%) due 10/01/2032 ~	2,704	2,718

BCPE Empire Holdings, Inc.
6.894% (TSFR1M + 3.644%) due 12/11/2030 ~	1,372	1,356

Beach Acquisition Bidco LLC
6.394% (TSFR1M + 3.644%) due 09/12/2032 ~	721	726

Belden, Inc.
TBD% due 06/10/2033 «	5,000	5,013

Belron Finance LLC
5.657% (TSFR3M + 3.657%) due 10/16/2031 ~	2,029	2,030

Biomarin Pharmaceutical, Inc.
5.428% (TSFR6M + 3.670%) due 04/27/2033 ~	975	976

Blackfin Pipeline LLC
6.688% due 09/29/2032 ~	995	1,000

Blackhawk Network Holdings, Inc.
7.144% (TSFR1M + 3.644%) due 03/12/2029 ~	424	422

Boxer Parent Co., Inc.
6.416% - 6.666% (TSFR3M + 3.666%) due 07/30/2031 ~	1,293	1,169

Brightview Landscapes LLC
5.636% (TSFR1M + 3.643%) due 06/17/2033 ~	1,700	1,696

Broadstreet Partners, Inc.
6.144% (TSFR1M + 3.644%) due 06/13/2031 ~	3,987	3,858

Cengage Learning, Inc.
6.638% - 6.653% (TSFR1M + 3.644%) due 03/24/2031 ~	1,144	1,134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Century De Buyer LLC
6.663% (TSFR3M + 3.663%) due 10/30/2030 ~	$1,182	$1,178

Charlotte Buyer, Inc.
TBD% due 06/30/2031	2,944	2,945

Charter Communications Operating LLC
5.942% (TSFR3M + 3.692%) due 12/15/2031 ~	1,508	1,489

Chobani LLC
5.894% (TSFR1M + 3.644%) due 10/28/2032 ~	846	848

Chromalloy Corp.
6.932% (TSFR3M + 3.682%) due 03/27/2031 ~	528	531

Citadel Securities LP
5.661% (TSFR3M + 3.661%) due 06/10/2033 ~	1,292	1,290

Citco Funding LLC
5.663% (TSFR3M + 3.663%) due 01/30/2033 ~	547	546

Cloud Software Group, Inc.
6.982% (TSFR3M + 3.732%) due 03/21/2031 ~	1,787	1,572
6.982% (TSFR3M + 3.732%) due 08/13/2032 ~	1,843	1,601

Clover Holdings 2 LLC
TBD% - 4.000% due 12/10/2029 «µ	74	68
7.375% (TSFR1M + 3.633%) due 12/09/2031 ~	3,450	3,301

Clydesdale Acquisition Holdings, Inc.
6.819% (TSFR1M + 3.644%) due 04/13/2029 ~	2,525	2,484
6.894% (TSFR1M + 3.644%) due 04/01/2032 ~	2,406	2,317

CNT Holdings I Corp.
6.163% (TSFR3M + 3.663%) due 11/08/2032 ~	619	620

Colossus Acquireco LLC
5.370% due 01/31/2033 ~	1,130	1,124

Columbus McKinnon Corp.
7.232% (TSFR3M + 3.732%) due 02/03/2033 ~	2,098	2,097

CompoSecure Holdings LLC
5.918% (TSFR3M + 3.668%) due 01/14/2033 ~	1,225	1,220

Core & Main LP
TBD% due 07/01/2033 «	1,150	1,150

CoreWeave Financing DDTL V LLC
TBD% - 8.232% (TSFR3M + 3.732%) due 11/17/2031 ~µ	1,950	1,992

Cotiviti Corp.
6.370% (TSFR1M + 3.620%) due 05/01/2031 ~	2,009	1,842

Covia Holdings Corp.
6.427% (TSFR3M + 3.679%) due 02/26/2032 ~	2,426	2,418

CPI Holdco B LLC
5.644% (TSFR1M + 3.644%) due 05/19/2031 ~	1,647	1,642

CPPIB OVM Member U.S. LLC
5.982% (TSFR3M + 3.732%) due 08/20/2031 ~	910	912

CQP Holdco LP
5.482% (TSFR3M + 3.732%) due 12/31/2032 ~	2,997	2,984

Crescent Midstream Operating LLC
7.399% (TSFR3M + 3.641%) due 02/18/2033 ~	350	353

Crown Subsea Communications Holding, Inc.
6.644% (TSFR1M + 3.644%) due 01/30/2031 ~	3,569	3,585

Cube Industrials Buyer, Inc.
6.669% (TSFR3M + 3.669%) due 10/17/2031 ~	685	687

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	167

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CWGS Group LLC
6.258% (TSFR1M + 3.644%) due 06/03/2028 ~	$1,919	$1,833

Cyberswift U.S. Finco LLC
7.427% (TSFR3M + 3.677%) due 10/08/2032 ~	650	649

Databricks, Inc.
1.000% due 01/05/2032	2,000	1,998

Dayforce, Inc.
6.663% (TSFR3M + 3.663%) due 02/04/2033 ~	1,075	983

Deep Blue Operating I LLC
5.902% (TSFR3M + 3.649%) due 10/01/2032 «~	1,970	1,979

Delta 2 Lux SARL
5.482% (TSFR3M + 3.732%) due 09/30/2031 ~	1,000	1,001

Dexko Global, Inc.
8.163% (TSFR3M + 3.663%) due 10/06/2031 ~	1,224	1,189

DG Investment Intermediate Holdings 2, Inc.
6.894% (TSFR1M + 3.644%) due 07/09/2032 ~	498	499

Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~	3,997	4,003

Electronic Arts, Inc.
TBD% due 03/24/2033	4,550	4,566

Ellucian Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 10/09/2029 ~	2,066	1,999

Emerald Expositions Holdings, Inc.
TBD% due 06/17/2033 «	1,329	1,327
TBD% due 06/17/2033 «µ	521	520

EMRLD Borrower LP
5.894% (TSFR1M + 3.644%) due 08/04/2031 ~	896	896

EOC Borrower LLC
6.394% (TSFR1M + 3.644%) due 03/24/2032 ~	2,871	2,878

Epicor Software Corp.
6.394% (TSFR1M + 3.644%) due 05/30/2031 ~	2,089	2,002

ESCO Technologies, Inc.
TBD% due 06/11/2033 «	1,125	1,125

Fertitta Entertainment LLC
6.894% (TSFR1M + 3.644%) due 01/27/2029 ~	4,363	4,363

Fiesta Purchaser, Inc.
6.394% (TSFR1M + 3.644%) due 02/12/2031 ~	2,845	2,795

Finastra USA, Inc.
7.746% (TSFR6M + 3.751%) due 09/15/2032 ~	1,696	1,568

First Advantage Holdings LLC
6.482% (TSFR3M + 3.732%) due 10/31/2031 ~	608	601

First Student Bidco, Inc.
5.982% (TSFR3M + 3.732%) due 08/15/2030 ~	802	804

Focus Financial Partners LLC
6.144% (TSFR1M + 3.644%) due 09/15/2031 ~	521	509

Froneri
5.877% (TSFR6M + 3.658%) due 09/30/2031 ~	1,000	994

Froneri Lux Finco SARL
5.877% - 6.127% (TSFR6M + 3.627%) due 09/30/2032 ~	4,544	4,518

Gaia Purchaser, Inc.
TBD% due 06/25/2033 «	1,480	1,482

Gainwell Acquisition Corp.
7.832% (TSFR3M + 3.732%) due 10/01/2027 ~	3,462	3,416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Galaxy U.S. Opco, Inc. (5.663% Cash and 3.250% PIK)
8.913% (TSFR3M + 3.663%) due 07/31/2030 ~(a)	$304	$279

Garda World Security Corp.
6.419% (TSFR3M + 3.669%) due 02/01/2029 ~	1,232	1,232

GBT U.S. III LLC
5.667% (TSFR3M + 3.670%) due 07/25/2031 ~	1,106	1,107

GC Ferry Acquisition I, Inc.
TBD% - 3.500% due 08/16/2032 µ	566	566
7.232% (TSFR3M + 3.732%) due 08/16/2032 ~	3,299	3,300

GEN II Fund Services LLC
6.482% (TSFR3M + 3.732%) due 11/26/2031 ~	1,134	1,134

Genesee & Wyoming, Inc.
5.482% (TSFR3M + 3.732%) due 04/10/2031 ~	2,736	2,728

Genesys Cloud Services Holdings II LLC
6.144% (TSFR1M + 3.644%) due 01/30/2032 ~	572	549

GFL Environmental, Inc.
6.156% (TSFR3M + 3.656%) due 03/03/2032 ~	3,871	3,876

Global Medical Response, Inc.
6.889% (TSFR1M + 0.000%) due 10/01/2032 ~	2,553	2,563

Golden State Food LLC
7.232% (TSFR3M + 3.732%) due 12/04/2031 ~	921	923

Gray Television, Inc.
6.735% (TSFR1M + 3.620%) due 12/01/2028 ~	27	27

Green Infrastructure Partners, Inc.
6.482% (TSFR3M + 3.732%) due 09/24/2032 «~	1,471	1,473

Greystar Real Estate Partners LLC
5.917% (TSFR3M + 3.666%) due 08/21/2030 «~	1,131	1,134

Grifols Worldwide Operations USA, Inc.
6.187% (TSFR6M + 3.681%) due 04/14/2033 ~	1,372	1,377

Gryphon Acquire Newco LLC
6.414% (TSFR3M + 3.664%) due 09/13/2032 ~	673	675

Hanger, Inc.
TBD% - 7.144% (TSFR1M + 3.644%) due 10/23/2031 ~µ	197	197
7.144% (TSFR1M + 3.644%) due 10/23/2031 ~	1,516	1,523

Harbor Freight Tools USA, Inc.
5.894% (TSFR1M + 3.644%) due 06/11/2031 ~	1,676	1,672

Heartland Dental LLC
7.144% (TSFR1M + 3.644%) due 08/25/2032 ~	1,983	1,987

Hologic, Inc.
5.995% (TSFR3M + 3.745%) due 04/07/2033 ~	781	765

HUB International Ltd.
5.922% - 5.982% (TSFR3M + 3.732%) due 06/20/2030 ~	3,677	3,677

Hudson River Trading LLC
6.139% (TSFR1M + 0.000%) due 03/18/2030 ~	3,711	3,690

Hunter Douglas, Inc.
6.732% (TSFR3M + 3.732%) due 01/20/2032 ~	992	994

IMC Financing LLC
6.652% (TSFR1M + 3.652%) due 06/18/2032 ~	1,460	1,463

Instructure Holdings, Inc.
6.446% (TSFR3M + 0.000%) due 11/13/2031 ~	540	506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IRB Holding Corp.
6.144% (TSFR1M + 3.644%) due 12/16/2030 ~	$5,954	$5,962

Iridium Satellite LLC
5.894% (TSFR1M + 3.644%) due 09/20/2030 ~	1,717	1,720

Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~	7,194	7,138

Jazz Financing Lux SARL
5.894% (TSFR1M + 3.644%) due 05/05/2028 ~	1,722	1,728

JetBlue Airways Corp.
8.427% (TSFR3M + 0.000%) due 08/27/2029 ~	1,995	1,782

Johnstone Supply LLC
5.870% - 5.897% (TSFR1M + 3.620%) due 06/09/2031 ~	667	667

Jump Financial LLC
7.232% (TSFR3M + 3.732%) due 02/26/2032 «~	3,283	3,287

June Purchaser LLC
TBD% - 2.750% due 11/28/2031 µ	250	250
6.394% (TSFR1M + 3.644%) due 11/28/2031 ~	736	738

Jupiter Borrower, Inc.
TBD% due 06/30/2033	1,127	1,127
1.000% due 06/30/2033	2,373	2,374

Kaman Corp.
TBD% - 5.982% (TSFR3M + 3.732%) due 02/26/2032 ~µ	40	40
5.915% - 5.982% (TSFR3M + 3.732%) due 02/26/2032 ~	595	595

KKR Apple Bidco LLC
6.144% (TSFR1M + 3.644%) due 09/23/2031 ~	1,652	1,656

Kohler Energy Co. LLC
6.732% (TSFR3M + 3.732%) due 05/01/2031 ~	512	513

Lakeshore Intermediate LLC
7.258% (TSFR1M + 3.644%) due 09/29/2028 ~	625	580

LBM Acquisition LLC
7.502% (TSFR1M + 3.652%) due 06/06/2031 ~	1,270	1,069

LC AHAB U.S. Bidco LLC
6.144% (TSFR1M + 3.644%) due 05/01/2031 ~	4,834	4,838

Level 3 Financing, Inc.
6.394% (TSFR1M + 3.644%) due 03/29/2032 ~	3,200	3,206

LifePoint Health, Inc.
7.177% (TSFR3M + 3.679%) due 05/19/2031 ~	1,652	1,626
7.423% (TSFR3M + 3.673%) due 05/19/2031 ~	4,928	4,861

Lockton, Inc.
5.657% (TSFR3M + 3.646%) due 05/09/2033 «~	1,125	1,124

LSF12 Helix Parent LLC
7.144% (TSFR1M + 3.644%) due 02/10/2033 ~	1,527	1,501

M6 ETX Holdings II Midco LLC
6.144% (TSFR1M + 3.644%) due 04/01/2032 ~	682	685

Mauser Packaging Solutions Holding Co.
7.120% (TSFR1M + 3.620%) due 04/15/2030 ~	1,863	1,839

Mavis Tire Express Services Corp.
6.669% (TSFR6M + 3.669%) due 05/04/2028 ~	4,947	4,945

McGraw-Hill Global Education Holdings LLC
6.394% (TSFR1M + 3.644%) due 08/06/2031 ~	1,697	1,707

McKesson Medical-Surgical Top Holdings, Inc.
5.982% (TSFR3M + 3.732%) due 06/09/2032 ~	1,075	1,077

168	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Medline Borrower LP
5.144% (TSFR1M + 3.644%) due 05/30/2033 ~	$1,013	$1,008

Mermaid Bidco, Inc.
6.908% (TSFR3M + 3.658%) due 07/03/2031 ~	1,089	1,057

MI Windows & Doors LLC
6.394% (TSFR1M + 3.644%) due 03/28/2031 ~	1,985	1,964

MV Holding GmbH
5.644% (TSFR1M + 3.644%) due 03/17/2032 ~	989	990

National Mentor Holdings, Inc.
9.644% (TSFR1M + 3.644%) due 12/12/2030 ~	1,473	1,486

NCR Atleos LLC
6.668% (TSFR3M + 3.668%) due 04/16/2029 ~	656	657

Neptune Bidco U.S., Inc.
8.769% (TSFR3M + 3.669%) due 02/03/2033 ~	3,775	3,750

Nexstar Broadcasting, Inc.
6.144% (TSFR1M + 3.644%) due 06/28/2032 ~	544	540
6.394% (TSFR1M + 3.644%) due 03/18/2033 ~	322	320

NGL Energy Partners LP
7.125% (TSFR1M + 3.633%) due 03/11/2033 ~	1,147	1,153

Nielsen Consumer, Inc.
5.894% (TSFR1M + 3.644%) due 10/31/2030 «~	1,305	1,292

Nuvei Corp.
6.144% (TSFR1M + 3.644%) due 11/17/2031 ~	638	623

Olympus Water U.S. Holding Corp.
6.732% (TSFR3M + 3.732%) due 06/20/2031 ~	4,651	4,651

Onex TSG Intermediate Corp.
6.982% (TSFR3M + 3.732%) due 08/06/2032 ~	1,895	1,909

Paradigm Parent LLC
8.232% (TSFR3M + 3.732%) due 04/16/2032 ~	1,042	898

Pasadena Performance Products LLC
6.982% (TSFR3M + 3.732%) due 02/27/2032 ~	889	893

Pathfinder Power LLC
TBD% due 06/22/2033	1,325	1,324

Peer Holding III BV
6.232% (TSFR3M + 3.732%) due 07/01/2031 ~	2,561	2,569

Pegasus BidCo BV
6.401% (TSFR3M + 3.651%) due 07/12/2029 ~	1,944	1,948

Pelican Pipeline LLC
6.482% (TSFR3M + 3.732%) due 03/25/2033 ~	700	702

PENN Entertainment, Inc.
5.644% (TSFR1M + 3.644%) due 05/30/2033 ~	675	674

Peraton Corp.
7.513% (TSFR3M + 3.663%) due 02/01/2028 ~	1,263	1,143

PetSmart, Inc.
7.652% (TSFR1M + 3.652%) due 08/18/2032 ~	2,431	2,431

Phoenix Aviation Capital LLC
6.913% (TSFR3M + 3.663%) due 10/28/2030 ~	2,438	2,423

Phoenix Guarantor, Inc.
5.644% (TSFR1M + 3.644%) due 02/21/2031 ~	674	674

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pinnacle Buyer LLC
TBD% - 2.500% due 10/01/2032 µ	$181	$182
6.182% (TSFR3M + 3.682%) due 10/01/2032 ~	941	944

Pioneer Opco LLC
6.894% (TSFR1M + 3.644%) due 05/16/2033 ~	950	955

Planet U.S. Buyer LLC
6.656% (TSFR3M + 0.000%) due 02/07/2031 ~	595	598

Polaris Newco LLC
7.925% (TSFR3M + 3.663%) due 06/02/2028 ~	1,274	1,111

Prestige Brands, Inc.
TBD% due 06/13/2033	2,450	2,455

Primo Brands Corp.
6.482% (TSFR3M + 3.732%) due 03/31/2031 ~	1,197	1,204

Proampac PG Borrower LLC
7.652% - 7.666% (TSFR3M + 3.666%) due 03/07/2033 ~	460	453

Proofpoint, Inc.
6.732% (TSFR3M + 3.732%) due 08/31/2028 ~	3,912	3,784

Pye-Barker Fire & Safety LLC
TBD% - 6.232% (TSFR3M + 3.732%) due 12/16/2032 ~µ	107	108
6.232% (TSFR3M + 3.732%) due 12/16/2032 ~	718	720

Qnity Electronics, Inc.
5.666% (TSFR3M + 3.657%) due 11/01/2032 ~	2,264	2,271

QuidelOrtho Corp.
7.644% (TSFR1M + 3.644%) due 08/20/2032 ~	3,333	3,287

Quikrete Holdings, Inc.
5.894% (TSFR1M + 3.644%) due 03/19/2029 ~	4,266	4,273
5.894% (TSFR1M + 3.644%) due 04/14/2031 ~	2,836	2,837
5.894% (TSFR1M + 3.644%) due 02/10/2032 ~	646	647

QXO, Inc.
TBD% due 04/30/2032	1,400	1,399

Raising Cane’s Restaurants LLC
5.621% (TSFR1M + 3.633%) due 06/06/2033 ~	1,657	1,650

Raven Acquisition Holdings LLC
TBD% - 3.000% due 11/19/2031 µ	542	535
6.644% (TSFR1M + 3.644%) due 11/19/2031 ~	4,262	4,211

RealPage, Inc.
6.994% (TSFR3M + 3.732%) due 04/24/2028 ~	1,393	1,305
7.482% (TSFR3M + 3.732%) due 04/24/2028 ~	739	697

Restoration Hardware, Inc.
6.258% (TSFR1M + 3.644%) due 10/20/2028 ~	539	525

Reworld Holding Corp.
5.889% (TSFR1M + 0.000%) due 01/15/2031 ~	712	713
5.902% (TSFR1M + 3.652%) due 11/30/2028 ~	701	703

Rockpoint Gas Storage Partners LP
5.982% (TSFR3M + 3.732%) due 09/18/2031 ~	764	766

Rosen International SARL
TBD% due 03/26/2031	1,075	1,072

Salas O’brien, Inc.
TBD% - 6.394% (TSFR1M + 3.644%) due 01/31/2033 «~µ	149	149
6.394% (TSFR1M + 3.644%) due 01/31/2033 «~	1,151	1,154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Savor Acquisition, Inc.
TBD% - 3.000% due 02/19/2032 µ	$86	$87
6.663% (TSFR3M + 3.663%) due 02/19/2032 ~	905	911

SCIH Salt Holdings, Inc.
6.350% (TSFR6M + 3.600%) due 01/31/2029 ~	5,205	5,218

Sedgwick Claims Management Services, Inc.
6.144% (TSFR1M + 3.644%) due 07/31/2031 ~	650	643

Select Medical Corp.
TBD% due 12/31/2031 «	350	352

SGH2 LLC
8.232% (TSFR3M + 3.732%) due 08/18/2032 «~	597	598

Sharp Services LLC
6.732% (TSFR3M + 3.732%) due 09/29/2032 ~	1,486	1,492

Skyshield U.S. Bidco Ltd.
TBD% due 06/02/2033	600	601

Specialty Building Products Holdings LLC
7.494% (TSFR1M + 3.644%) due 10/16/2028 ~	567	514

Speed Midco 3 SARL
6.195% (TSFR6M + 3.695%) due 10/07/2032 ~	3,452	3,427

SS&C Technologies, Inc.
5.644% (TSFR1M + 3.644%) due 05/09/2031 ~	650	649

Star Parent, Inc.
7.732% (TSFR3M + 3.732%) due 09/27/2030 ~	744	746

Starwood Property Trust, Inc.
5.644% (TSFR1M + 3.644%) due 01/02/2030 ~	3,994	3,992

Stonepeak Bayou Holdings LP
6.482% (TSFR3M + 3.732%) due 10/01/2032 ~	2,344	2,342

Stonepeak Motion Finco LLC
TBD% due 06/24/2033	2,000	2,000

Student Transportation of America Holdings, Inc.
1.375% - 6.596% (TSFR1M + 3.644%) due 06/24/2032 ~	268	269
6.424% (TSFR3M + 3.679%) due 06/24/2032 ~	1,924	1,933

Sunrise Financing Partnership
6.099% (TSFR6M + 3.629%) due 02/15/2032 ~	3,162	3,127

Surgery Center Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 12/19/2030 ~	1,995	1,999

Sword Purchaser LLC
7.644% (TSFR1M + 3.644%) due 04/11/2033 ~	2,000	1,954

Syniverse Holdings, Inc.
10.732% (TSFR3M + 3.732%) due 05/13/2027 ~	1,738	1,516

Tacala LLC
6.644% (TSFR1M + 3.644%) due 01/31/2031 ~	1,193	1,196

Third Coast Infrastructure LLC
6.894% (TSFR1M + 3.644%) due 09/25/2030 ~	2,219	2,235

Tidal Waste & Recycling Holdings LLC
6.482% (TSFR3M + 3.732%) due 10/24/2031 ~	1,163	1,165

TK Elevator Midco GmbH
6.377% (TSFR6M + 3.627%) due 04/30/2030 ~	597	600
6.480% (TSFR3M + 3.679%) due 04/30/2030 ~	1,453	1,461

TransDigm, Inc.
6.144% (TSFR1M + 3.644%) due 02/28/2031 ~	3,409	3,413

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	169

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.144% (TSFR1M + 3.644%) due 02/13/2033 ~	$1,000	$1,001

Traverse Midstream Partners LLC
6.163% (TSFR3M + 3.663%) due 02/16/2028 ~	1,995	2,001

TreeHouse Foods, Inc.
7.894% (TSFR1M + 3.644%) due 02/11/2033 ~	1,450	1,456

Trident TPI Holdings, Inc.
7.482% (TSFR3M + 3.732%) due 09/15/2028 ~	2,198	2,113

Trilon Group LLC
TBD% due 06/13/2033 µ	131	131
7.095% - 7.124% (TSFR1M + 0.000%) due 06/13/2033 «~	1,469	1,471

Truist Insurance Holdings LLC
6.482% (TSFR3M + 3.732%) due 05/06/2031 ~	2,925	2,863

U.S. Fertility Enterprises LLC
TBD% - 7.152% (TSFR3M + 3.652%) due 12/30/2032 ~µ	48	49
6.894% - 7.152% (TSFR1M + 3.644%) due 12/30/2032 ~	952	956

U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~	2,275	2,243

UKG, Inc.
5.913% - 6.163% (TSFR3M + 3.663%) due 02/10/2031 ~	4,492	4,240

United Talent Agency LLC
6.637% (TSFR1M + 3.637%) due 06/10/2032 ~	2,980	2,993

USI, Inc.
5.982% (TSFR3M + 3.732%) due 11/21/2029 ~	1,479	1,476
5.982% (TSFR3M + 3.732%) due 09/29/2030 ~	1,445	1,441

Van Pool Transportation LLC
TBD% - 6.994% (TSFR3M + 3.732%) due 08/06/2030 ~µ	80	80
6.482% (TSFR3M + 3.732%) due 08/06/2030 ~	1,620	1,624

Varsity Brands, Inc.
6.482% (TSFR3M + 3.732%) due 08/26/2031 ~	744	746

Venture Global Calcasieu Pass LLC
6.954% (TSFR6M + 3.693%) due 04/11/2033 ~	2,650	2,661

Veritiv Corp.
7.732% (TSFR3M + 3.732%) due 12/02/2030 ~	1,177	1,115

Versant Media Group, Inc.
7.232% (TSFR3M + 3.732%) due 01/30/2031 ~	1,000	1,005

Virgin Media Bristol LLC
6.967% (TSFR6M + 3.692%) due 03/31/2031 ~	2,875	2,559
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~	969	931

VistaJet Malta Finance PLC
7.442% (TSFR3M + 3.692%) due 04/01/2031 ~	2,246	2,258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voyager Parent LLC
7.982% (TSFR3M + 3.732%) due 07/01/2032 ~	$1,147	$1,149

Wasserman Media Group LLC
6.144% (TSFR1M + 3.644%) due 06/23/2032 ~	2,035	2,037

WCG Intermediate Corp.
6.394% (TSFR1M + 3.644%) due 02/25/2032 ~	997	991

WEC U.S. Holdings Ltd.
5.620% (TSFR1M + 3.620%) due 01/27/2031 ~	565	565

Whatabrands LLC
6.144% (TSFR1M + 3.644%) due 08/03/2028 ~	5,614	5,613

White Cap Buyer LLC
6.894% (TSFR1M + 3.644%) due 10/19/2029 ~	1,536	1,535
7.144% (TSFR1M + 3.644%) due 02/10/2033 ~	2,775	2,768

Wilsonart LLC
7.982% (TSFR3M + 3.732%) due 08/05/2031 ~	840	763

Worthington Steel, Inc.
7.620% - 7.621% (TSFR1M + 3.624%) due 06/01/2033 ~	1,625	1,623

Zayo Group Holdings, Inc. (6.758% Cash and 0.500% PIK)
7.258% (TSFR1M + 3.644%) due 03/11/2030 ~(a)	1,532	1,533

Zelis Payments Buyer, Inc.
6.894% (TSFR1M + 3.644%) due 11/26/2031 ~	1,899	1,857

Total Loan Participations and Assignments (Cost $467,351)		465,771

CORPORATE BONDS & NOTES 2.5%

BANKING & FINANCE 0.1%

CRC Insurance Group LLC
7.125% due 06/01/2031	400	399

FTAI Aviation Investors LLC
5.500% due 05/01/2028	25	25

		424

INDUSTRIALS 2.4%

APLD ComputeCo 2 LLC
6.750% due 03/15/2031	425	427

Axon Enterprise, Inc.
6.125% due 03/15/2030	25	25

Beignet Investor LLC
6.581% due 05/30/2049	5,894	6,016

CoreWeave, Inc.
9.750% due 10/01/2031	950	949

Gray Media, Inc.
9.625% due 07/15/2032	450	435

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraken Oil & Gas Partners LLC
7.125% due 05/15/2031	$75	$73

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032	1,650	1,637

Road Michigan Property Owner I LLC
7.500% due 03/30/2045	1,800	1,795

TransDigm, Inc.
6.000% due 01/15/2033	700	707

Venture Global LNG, Inc.
9.500% due 02/01/2029	800	861

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	300	313
6.500% due 06/15/2034	250	261
6.750% due 01/15/2036	218	231

VOC Escrow Ltd.
5.000% due 02/15/2028	100	100

		13,830

Total Corporate Bonds & Notes (Cost $14,147)		14,254

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Bonds
4.875% due 08/15/2045	244	242

Total U.S. Treasury Obligations (Cost $253)		242

	SHARES
SHORT-TERM INSTRUMENTS 29.3%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (b)	865,700	866

REPURCHASE AGREEMENTS (c) 29.1%

		167,000

Total Short-Term Instruments (Cost $167,866)		167,866

Total Investments in Securities (Cost $649,617)		648,133

Total Investments 112.9% (Cost $649,617)		$648,133

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $9,133)		(13)

Other Assets and Liabilities, net (12.9)%		(74,143)

Net Assets 100.0%		$573,977

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Payment in-kind security.
(b)	Coupon represents a 7-Day Yield.

170	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.660%	06/30/2026	07/01/2026	$76,100	U.S. Treasury Notes 0.375% - 4.250% due 09/30/2027 - 02/15/2028	$(77,636)	$76,100	$76,108
SAL	3.630	06/30/2026	07/01/2026	4,300	U.S. Treasury Notes 2.750% due 04/30/2027	(4,389)	4,300	4,300
	3.690	06/30/2026	07/01/2026	86,600	U.S. Treasury Bills 0.000% due 12/03/2026	(88,370)	86,600	86,609

Total Repurchase Agreements						$(170,395)	$167,000	$167,017

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$76,108	$0	$0	$0	$76,108	$(77,636)	$(1,528)
SAL	90,909	0	0	0	90,909	(92,759)	(1,850)

Total Borrowings and Other Financing Transactions	$167,017	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(38) at a weighted average interest rate of 3.770%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	16	$1,758	$12	$0	$(5)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	88	9,420	29	0	(16)
Ultra U.S. Treasury Bond Futures	09/2026	4	465	18	0	(3)

				$59	$0	$(24)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	28	$(3,178)	$(89)	$19	$0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	26	(2,924)	(59)	10	0

				$(148)	$29	$0

Total Futures Contracts				$(89)	$29	$(24)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$	1,519	$35	$94	$129	$0	$(1)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		7,301	519	85	604	0	(4)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		110,459	7,966	1,091	9,057	0	(56)

						$8,520	$1,270	$9,790	$0	$(61)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	171

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$	6,000	$287	$(155)	$132	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.326	Annual	12/17/2029		2,900	1	61	62	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		1,825	72	(11)	61	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		6,750	125	40	165	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		1,350	50	(2)	48	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		3,350	93	26	119	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		1,100	(15)	52	37	5	0

							$613	$11	$624	$43	$0

Total Swap Agreements							$9,133	$1,281	$10,414	$43	$(61)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$29	$43	$72	$0	$(24)		$(61)	$(85)

Cash of $9,693 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$29	$29
Swap Agreements	0	0	0	0	43	43

	$0	$0	$0	$0	$72	$72

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$24	$24
Swap Agreements	0	61	0	0	0	61

	$0	$61	$0	$0	$24	$85

172	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$31	$31
Swap Agreements	0	2,147	0	0	260	2,407

	$0	$2,147	$0	$0	$291	$2,438

Over the counter
Swap Agreements	$0	$0	$0	$0	$1,141	$1,141

	$0	$2,147	$0	$0	$1,432	$3,579

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(186)	$(186)
Swap Agreements	0	487	0	0	195	682

	$0	$487	$0	$0	$9	$496

Over the counter
Swap Agreements	$0	$0	$0	$0	$(906)	$(906)

	$0	$487	$0	$0	$(897)	$(410)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$442,224	$23,547	$465,771
Corporate Bonds & Notes
Banking & Finance	0	424	0	424
Industrials	0	13,830	0	13,830
U.S. Treasury Obligations	0	242	0	242
Short-Term Instruments
Mutual Funds	866	0	0	866
Repurchase Agreements	0	167,000	0	167,000

Total Investments	$866	$623,720	$23,547	$648,133

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$72	$0	$72

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(85)	$0	$(85)

Total Financial Derivative Instruments	$0	$(13)	$0	$(13)

Totals	$866	$623,707	$23,547	$648,120

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$23,931	$27,263	$(20,973)	$7	$(413)	$630	$68	$(6,966)	$23,547	$96

Totals	$23,931	$27,263	$(20,973)	$7	$(413)	$630	$68	$(6,966)	$23,547	$96

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Loan Participations and Assignments	$23,547	Third Party Vendor	Broker Quote	92.290-100.500	100.055

Total	$23,547

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	173

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.1%

MUNICIPAL BONDS & NOTES 87.2%

ALABAMA 4.7%

Alabama Housing Finance Authority Revenue Notes, Series 2024
5.000% due 02/01/2029	$840	$867

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.020% (MUNIPSA) due 10/01/2052 ~	1,500	1,496

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 04/01/2053	8,745	8,835
5.250% due 02/01/2053	680	715

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,150
5.500% due 06/01/2049	1,470	1,543
5.500% due 10/01/2054	2,400	2,591

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	2,700	2,880
5.000% due 10/01/2055	1,800	1,893

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	1,080	1,139

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 01/01/2034	8,000	8,392
5.000% due 11/01/2036	4,000	4,211

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,000	1,100

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	3,000	3,284

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	725	728

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	2,400	2,537

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	3,300	3,446

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	3,500	3,730

Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035	1,600	1,703

		53,240

ARIZONA 1.0%

Industrial Development Authority of the City of Phoenix Arizona Revenue Bonds, Series 2014
2.600% due 11/15/2052	2,300	2,300

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	1,080	1,179

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	2,855	2,954

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
3.875% due 01/01/2038	3,000	3,066

Town of Gilbert, Arizona General Obligation Notes, Series 2022
5.000% due 07/15/2028	1,425	1,499

		10,998

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARKANSAS 0.6%

Arkansas Development Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2026
2.875% due 07/01/2057	$6,400	$6,400

CALIFORNIA 3.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.080% (MUNIPSA) due 04/01/2056 ~	2,000	1,988

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,500	2,653

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	2,600	2,796

California Municipal Finance Authority Revenue Bonds, Series 2026
3.000% due 06/01/2045	3,350	3,366

California Municipal Finance Authority Revenue Notes, Series 2026
5.000% due 06/30/2032	2,750	2,963

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	1,000	1,127

California State General Obligation Bonds, Series 2016
5.000% due 09/01/2031	975	979

California State General Obligation Bonds, Series 2017
5.000% due 08/01/2029	7,000	7,013

California State Public Works Board Revenue Notes, Series 2021
5.000% due 11/01/2029	1,500	1,620

California Statewide Communities Development Authority Revenue Notes, Series 2021
1.462% due 02/01/2028	3,680	3,515

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2028	8,000	8,437

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2030	1,000	1,068

		37,525

COLORADO 2.4%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2049	1,700	1,702

Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.220% (MUNIPSA) due 05/15/2061 ~	5,000	5,000

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058	1,000	1,046

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	2,200	2,350

Colorado Health Facilities Authority Revenue Notes, Series 2020
2.800% due 12/01/2026	175	173

Colorado Health Facilities Authority Revenue Notes, Series 2022
5.000% due 11/01/2026	500	503

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.175% (SOFRRATE) due 09/01/2039 ~	2,900	2,899

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2026
3.130% (SOFRRATE) due 09/01/2039 ~(a)	4,800	4,797

Eagle County, Colorado Housing & Development Authority Revenue Bonds, Series 2025
3.550% due 12/01/2045	3,750	3,765

University of Colorado Revenue Notes, Series 2024
5.000% due 10/01/2028	5,490	5,794

		28,029

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 4.8%

Connecticut Special Tax State Revenue Notes, Series 2022
5.000% due 07/01/2027	$1,000	$1,025
5.000% due 07/01/2029	3,000	3,212

Connecticut Special Tax State Revenue Notes, Series 2026
5.000% due 07/01/2031 (a)	2,000	2,215

Connecticut State General Obligation Notes, Series 2022
5.000% due 11/15/2028	1,500	1,586

Connecticut State General Obligation Notes, Series 2025
5.000% due 12/01/2030	2,500	2,745

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010
2.750% due 07/01/2049	12,500	12,500

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2016
2.750% due 07/01/2042	11,900	11,900

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
2.600% due 07/01/2057	20,000	20,000

		55,183

DISTRICT OF COLUMBIA 1.8%

District of Columbia General Obligation Bonds, Series 2018
5.000% due 06/01/2030	2,205	2,305

District of Columbia Housing Finance Agency Revenue Bonds, Series 2026
3.100% due 06/01/2044	4,500	4,524

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2027	8,000	8,189

Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2042	5,500	5,585

		20,603

FLORIDA 3.6%

Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2028	3,250	3,402

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	3,000	3,025

Florida Housing Finance Corp. Revenue Notes, Series 2025
3.650% due 05/01/2028	1,110	1,116

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2025
2.850% due 11/15/2060	7,000	7,000

Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026
5.000% due 04/01/2065	1,500	1,649

Lee County, Florida Housing Finance Authority Revenue Bonds, Series 2026
2.650% due 12/01/2047	1,600	1,577

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, Series 2025
3.250% due 02/01/2044	12,500	12,578

Mid-Bay Bridge Authority, Florida Revenue Notes, (AGC Insured), Series 2025
5.000% due 10/01/2026	2,240	2,251

Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2033	4,000	4,532

Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025
5.000% due 08/01/2028	3,750	3,934

		41,064

174	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 4.0%

Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, Series 2024
2.990% due 10/01/2042	$7,300	$7,303

Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, Series 2026
3.050% due 01/01/2045	1,000	1,001

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	3,000	2,817

Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023
5.000% due 04/01/2029	1,625	1,724
5.000% due 04/01/2030	1,500	1,618

College Park Housing Authority, Georgia Revenue Bonds, Series 2025
3.450% due 04/01/2044	3,000	3,021

Columbus County, Georgia Housing Authority Revenue Notes, (HUD Insured), Series 2025
5.000% due 04/01/2028	600	609

Development Authority of Burke County, Georgia Revenue Bonds, Series 2013
3.375% due 11/01/2053	4,350	4,364

Development Authority of Burke County, Georgia Revenue Bonds, Series 2018
2.950% due 11/01/2052	10,000	10,000

Development Authority of Cobb County, Georgia Revenue Notes, Series 2026
5.000% due 06/15/2027	200	204
5.000% due 06/15/2029	700	738
5.000% due 06/15/2031	1,000	1,080

Douglas County Housing Authority, Georgia Revenue Notes, Series 2024
5.000% due 10/01/2028	1,000	1,026

Housing Authority of the City of Waycross, Georgia Revenue Notes, (HUD Insured), Series 2024
5.000% due 04/01/2028	1,687	1,712

Lawrenceville Housing Authority, Georgia Revenue Notes, Series 2024
5.000% due 10/01/2028	1,615	1,657

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,000	1,019

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	750	789

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	750	807

Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2031	1,250	1,363
5.000% due 01/01/2032	1,000	1,106

Savannah Housing Authority, Georgia Revenue Bonds, Series 2025
3.150% due 07/01/2043	1,315	1,319

Warner Robins Housing Authority Resident Council Corp. Georgia Revenue Notes, Series 2024
5.000% due 02/01/2029	775	800

		46,077

IDAHO 0.4%

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 01/01/2056	1,250	1,406

Idaho Housing & Finance Association Revenue Bonds, Series 2025
3.350% due 06/10/2050	3,600	3,623

		5,029

ILLINOIS 4.8%

Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 01/01/2029	$2,000	$2,115

Chicago, Illinois Revenue Notes, Series 2025
3.200% due 10/01/2028	2,800	2,811

Illinois Finance Authority Revenue Bonds, Series 2020
2.900% due 08/15/2049	5,000	5,000

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2031	5,000	5,427

Illinois Finance Authority Revenue Notes, Series 2026
5.000% due 08/01/2031	8,000	8,742

Illinois Housing Development Authority Revenue Notes, (HUD Insured), Series 2024
5.000% due 10/01/2027	2,000	2,009

Illinois Housing Development Authority Revenue Notes, Series 2025
3.150% due 02/01/2029	4,750	4,766

Illinois Sales Tax State Revenue Notes, Series 2026
5.000% due 06/15/2032	6,000	6,598

Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	3,200	3,354
5.500% due 05/01/2030	7,750	8,182

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2029	3,000	3,176

Illinois State Toll Highway Authority Revenue Notes, Series 2024
5.000% due 01/01/2031	1,250	1,372

		55,072

INDIANA 2.0%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	2,265	2,227

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	3,985	3,918

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,078

Indiana Finance Authority Revenue Bonds, Series 2025
2.700% due 11/15/2054	4,000	4,000
5.000% due 10/01/2063	1,500	1,634

Indiana Finance Authority Revenue Notes, Series 2025
5.000% due 11/15/2028	4,300	4,534

Indiana Finance Authority Revenue Notes, Series 2026
5.000% due 05/01/2033	2,700	2,996

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	1,600	1,658

		23,045

KANSAS 0.7%

Kansas Development Finance Authority Revenue Notes, Series 2025
5.000% due 09/01/2028	1,000	1,024

Kansas Housing Development Finance Authority Revenue Notes, (HUD Insured), Series 2024
3.010% due 11/01/2027	2,400	2,400

Shawnee County, Kansas Revenue Bonds, Series 2025
3.750% due 05/01/2059	5,000	5,032

		8,456

KENTUCKY 1.6%

Kentucky Asset Liability Commission Revenue Notes, Series 2024
5.000% due 09/01/2026	5,000	5,018

Kentucky Bond Development Corp. Revenue Notes, (AGM Insured), Series 2026
5.000% due 07/01/2033	400	443
5.000% due 07/01/2035	750	841
5.000% due 07/01/2036	900	1,012

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
4.250% due 07/01/2035	1,000	1,000

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	750	793

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	$3,750	$3,975

Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 05/01/2036	3,000	3,164

Kentucky State Property & Building Commission Revenue Bonds, Series 2016
5.000% due 11/01/2028	1,810	1,826

Kentucky State Property & Building Commission Revenue Notes, Series 2022
5.000% due 06/01/2031	500	552

		18,624

LOUISIANA 0.7%

Louisiana Housing Corp. Revenue Notes, (FHA Insured), Series 2024
5.000% due 04/01/2028	4,200	4,263

Louisiana Housing Corp. Revenue Notes,(FHA Insured), Series 2025
3.150% due 04/01/2030	2,100	2,102

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	1,800	1,927

		8,292

MARYLAND 1.1%

Howard County, Maryland General Obligation Notes, Series 2018
5.000% due 02/15/2027	3,000	3,047

Maryland Community Development Administration Revenue Notes, Series 2025
3.700% due 01/01/2029	3,450	3,490

Maryland Department of Housing & Community Development Corp. Revenue Bonds, Series 2025
6.250% due 09/01/2056	3,085	3,411

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
2.950% due 05/15/2053	1,700	1,700

Prince George’s County, Maryland General Obligation Notes, Series 2024
5.000% due 09/01/2026	440	442

		12,090

MASSACHUSETTS 3.1%

Commonwealth of Massachusetts General Obligation Notes, Series 2025
5.000% due 07/01/2035	3,500	4,063

Commonwealth of Massachusetts Special Obligation Revenue Bonds, (BAM Insured), Series 2005
5.500% due 01/01/2034	5,000	5,723

Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023
5.000% due 07/01/2029	1,300	1,396

Massachusetts Development Finance Agency Revenue Bonds, Series 2026
2.800% due 07/01/2061	11,000	11,000
5.000% due 10/01/2065	3,000	3,400

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.600% due 07/01/2035	1,300	1,300

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2001
2.650% due 07/01/2031	1,400	1,400

University of Massachusetts Building Authority Revenue Notes, Series 2026
5.000% due 11/01/2031	2,500	2,787
5.000% due 11/01/2032	3,540	4,003

		35,072

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	175

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 2.4%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.248% (TSFR3M) due 07/01/2032 ~	$2,000	$1,997

Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2026
3.450% due 07/01/2056	1,700	1,722

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
3.420% (MUNIPSA) due 04/15/2047 ~	2,300	2,297

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	2,000	1,918

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/28/2029	900	945
5.000% due 02/28/2030	1,170	1,247

Michigan State Building Authority Revenue Bonds, Series 2020
2.770% due 10/15/2042	1,000	1,000

Michigan State Housing Development Authority Revenue Bonds, Series 2023
2.670% due 12/01/2042	1,965	1,964

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	660	720

Michigan State Housing Development Authority Revenue Notes, (HUD Insured), Series 2025
2.920% due 05/01/2029	3,500	3,494

Michigan State Housing Development Authority Revenue Notes, Series 2025
3.350% due 09/01/2027	985	985

Michigan Trunk Line State Revenue Notes, Series 2023
5.000% due 11/15/2026	1,500	1,514

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2028	7,530	7,933

		27,736

MINNESOTA 0.8%

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2028	600	613
5.000% due 11/15/2029	550	562

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2028	5,200	5,420

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 07/01/2055	1,945	2,176

		8,771

MISSISSIPPI 0.2%

Mississippi Home Corp. Revenue Bonds, (HUD Insured), Series 2025
3.625% due 06/01/2043	2,250	2,255

MISSOURI 1.8%

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	2,650	2,970

Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025
3.150% due 04/01/2046	1,100	1,103

Kansas City Area Transportation Authority, Missouri Revenue Bonds, Series 2024
3.050% due 10/01/2045	4,220	4,222

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	2,985	3,278
6.250% due 05/01/2056	8,180	9,095

		20,668

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MONTANA 0.2%

Montana Board of Housing Revenue Notes, Series 2024
5.000% due 09/01/2028	$1,800	$1,844

NEBRASKA 0.2%

Nebraska Public Power District Revenue Notes, Series 2023
5.000% due 07/01/2028	1,750	1,813

NEVADA 0.9%

Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 06/01/2030	1,470	1,536

Clark County, Nevada General Obligation Bonds, Series 2019
5.000% due 07/01/2031	2,150	2,298

Nevada Housing Division Revenue Bonds, Series 2026
2.950% due 06/01/2045	2,700	2,702
3.000% due 07/01/2056	1,400	1,401

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	2,000	2,024

		9,961

NEW HAMPSHIRE 0.4%

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2027	250	250

New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2031	1,235	1,346
5.000% due 08/01/2032	3,000	3,307

		4,903

NEW JERSEY 0.9%

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.000% due 03/01/2028	2,200	2,292

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	1,090	1,216

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2028	2,000	2,095

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	2,460	2,510

Rutgers The State University of New Jersey Revenue Bonds, Series 2009
2.650% due 05/01/2039	1,500	1,500

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	500	499

		10,112

NEW YORK 9.3%

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,000	2,032

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2026
4.020% (SOFRRATE) due 08/25/2041 ~	6,390	6,330

Long Island Power Authority, New York Revenue Bonds, Series 2025
3.000% due 09/01/2055	3,900	3,909

New York City, New York General Obligation Bonds, Series 2015
3.050% due 06/01/2044	2,000	2,000

New York City, New York General Obligation Bonds, Series 2019
3.050% due 10/01/2046	10,000	10,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
3.750% due 05/01/2065	$3,900	$3,950

New York City, New York Housing Development Corp. Revenue Bonds, Series 2026
3.125% due 11/01/2065	2,200	2,206

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
2.800% due 06/15/2048	4,700	4,700
2.900% due 06/15/2050	15,400	15,400

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014
3.050% due 06/15/2050	4,000	4,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.000% due 06/15/2044	6,500	6,500

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2026
3.050% due 06/15/2041	8,600	8,600

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
2.900% due 11/01/2036	3,800	3,800

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
3.050% due 11/01/2054	1,000	1,000

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	3,500	3,922

New York City, New York Transitional Finance Authority Revenue Notes, Series 2025
5.000% due 05/01/2030	3,725	4,031

New York Power Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 11/15/2027	1,700	1,764

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 02/15/2028	4,565	4,578
5.000% due 03/15/2035	4,500	4,520
5.000% due 03/15/2036	1,500	1,506

New York State Housing Finance Agency Revenue Bonds, Series 2025
3.600% due 11/01/2064	4,300	4,321

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 11/15/2029	1,110	1,147

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	6,000	6,254

		106,470

NORTH CAROLINA 3.6%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
2.850% due 01/15/2037	6,000	6,000

Durham Housing Authority, North Carolina Revenue Notes, (FHA Insured), Series 2025
3.625% due 04/01/2029	3,000	3,037

Inlivian, North Carolina Revenue Bonds, Series 2025
3.300% due 11/10/2043	2,600	2,620
3.625% due 11/01/2058	5,400	5,441

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,275	1,387

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	1,700	1,928

North Carolina Medical Care Commission Revenue Bonds, Series 2004
2.700% due 11/01/2034	4,000	4,000

North Carolina Medical Care Commission Revenue Bonds, Series 2025
2.850% due 06/01/2055	3,000	3,000

176	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

North Carolina Municipal Power Agency No 1 Revenue Notes, Series 2026
5.000% due 01/01/2031 (a)	$3,580	$3,905

North Carolina State Revenue Notes, Series 2025
5.000% due 03/01/2030	5,000	5,415

Raleigh Housing Authority, North Carolina Revenue Bonds, Series 2025
2.950% due 09/01/2059	4,000	3,991

		40,724

NORTH DAKOTA 0.1%

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	1,100	1,201

OHIO 1.8%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Notes, Series 2020
5.000% due 06/01/2027	1,120	1,144

Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, Series 2026
3.200% due 06/01/2044	1,100	1,106

Franklin County, Ohio Revenue Bonds, Series 2022
2.900% due 11/01/2042	5,200	5,200

Franklin County, Ohio Revenue Notes, Series 2025
5.000% due 11/01/2027	700	722
5.000% due 11/01/2028	1,080	1,138

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	650	690

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	900	938

Ohio Air Quality Development Authority Revenue Notes, Series 2022
4.000% due 09/01/2030	2,900	2,921

Ohio Housing Finance Agency Revenue Bonds, Series 2025
3.700% due 11/01/2047	1,150	1,158

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	4,500	4,687

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2034	415	469

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2029 (c)	500	448

		20,621

OKLAHOMA 1.3%

Oklahoma City Public Property Authority Revenue Notes, Series 2026
5.000% due 06/01/2031	10,000	11,040

Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 09/01/2056	2,975	3,371

Oklahoma Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2025
3.200% due 10/01/2042	750	750

		15,161

OREGON 0.0%

Multnomah County School District 40, Oregon General Obligation Notes, Series 2023
0.000% due 06/15/2027 (c)	325	316

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2026	145	146

		462

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 1.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.370% (MUNIPSA) due 11/15/2047 ~	$5,000	$4,973

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
3.770% (MUNIPSA) due 08/15/2038 ~(f)	2,360	2,331

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	500	518

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
2.900% due 05/15/2053	6,400	6,400

Pennsylvania Housing Finance Agency Revenue Notes, Series 2026
2.650% due 09/01/2029	1,950	1,932

Pennsylvania Turnpike Commission Revenue Notes, Series 2024
5.000% due 12/01/2031	2,150	2,374

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2026	1,250	1,250

		19,778

PUERTO RICO 0.4%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,751

SOUTH CAROLINA 0.7%

Charleston Educational Excellence Finance Corp. South Carolina Revenue Notes, Series 2024
5.000% due 12/01/2026	1,000	1,010
5.000% due 12/01/2027	1,000	1,034

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,400	1,507

South Carolina Public Service Authority Revenue Notes, Series 2025
5.000% due 12/01/2028	2,350	2,478

South Carolina State Housing Finance & Development Authority Revenue Bonds, (HUD Insured), Series 2024
3.000% due 04/01/2043	2,200	2,201

		8,230

TENNESSEE 1.5%

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2022
3.350% due 06/01/2044	1,545	1,550

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2025
3.150% due 12/01/2042	1,700	1,704

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2026
3.050% due 01/01/2045	2,000	2,001

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, Series 2026
5.000% due 07/01/2029	5,000	5,295

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Notes, Series 2023
5.000% due 07/01/2029	1,000	1,070

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025
5.000% due 10/01/2028	750	768

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	$1,250	$1,333

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,220	3,405

		17,126

TEXAS 13.9%

Alamo Area Housing Finance Corp., Texas Revenue Bonds, Series 2026
3.000% due 12/01/2043	1,200	1,202

Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024
5.000% due 09/01/2028	1,060	1,087

Austin, Texas Electric Utility Revenue Notes, Series 2025
5.000% due 11/15/2028	2,750	2,904

Capital Area Housing Finance Corp., Texas Revenue Bonds, Series 2020
3.200% due 01/01/2041	3,200	3,202

Central Texas Regional Mobility Authority Revenue Notes, Series 2018
5.000% due 01/01/2027	1,100	1,113

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,400	1,495

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2023
5.000% due 11/01/2028	2,000	2,110

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2024
5.000% due 11/01/2028	1,500	1,583

Dallas Housing Finance Corp. Texas Revenue Notes, Series 2024
5.000% due 10/01/2028	935	959

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	7,000	7,374

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
4.000% due 08/15/2055	2,000	2,079

Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020
5.000% due 08/15/2028	2,000	2,030

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	2,500	2,505

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	14,000	14,259

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,500	2,577

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,528

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
2.900% due 10/01/2041	10,090	10,090

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	2,000	2,111

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 10/01/2031	800	880

Harris County, Texas Housing Finance Corp. Revenue Bonds, Series 2025
2.950% due 09/01/2043	4,500	4,496

Harris County, Texas Toll Road Revenue Notes, Series 2024
5.000% due 08/15/2027	2,250	2,313

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	6,000	6,078

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	177

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 02/01/2027	$2,000	$2,027

Lower Colorado River Authority, Texas Revenue Notes, Series 2026
5.000% due 05/15/2032	1,450	1,612

Lubbock Housing Finance Corp, Texas Revenue Notes, (HUD Insured), Series 2026
2.800% due 03/01/2029	1,000	998

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,472

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2027	2,750	2,784

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	1,300	1,290

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	2,500	2,474

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025
3.080% due 02/01/2055	4,500	4,503

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
2.750% due 08/01/2050	6,300	6,300

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2064	2,800	3,099

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.700% due 11/15/2063	16,900	16,900

Tarrant Regional Water District, Texas Revenue Notes, Series 2021
1.050% due 09/01/2027	5,000	4,828

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	1,990	2,212

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2026
6.000% due 01/01/2057	3,200	3,602

Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021
5.000% due 12/15/2030	1,750	1,844

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.080% (TSFR3M) due 12/15/2026 ~	1,000	1,000

Texas Municipal Gas Acquisition & Supply Corp. V Revenue Notes, Series 2026
5.000% due 04/01/2036	8,800	9,316

Texas State Affordable Housing Corp. Revenue Notes, Series 2026
3.050% due 07/01/2030	1,725	1,726

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2044	500	545

Texas Transportation Commission General Obligation Notes, Series 2026
5.000% due 04/01/2031	7,000	7,729

THF Public Facility Corp. Texas Revenue Bonds, Series 2025
3.340% due 02/01/2044	1,580	1,592

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	1,000	1,002

University of North Texas System Revenue Notes, Series 2025
5.000% due 04/15/2027	2,000	2,039
5.000% due 04/15/2028	1,500	1,564
5.000% due 04/15/2029	1,400	1,489

		158,922

UTAH 0.2%

Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, (AGC Insured), Series 2025
5.000% due 06/01/2027	500	511

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/01/2028	$675	$705

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	1,375	1,555

		2,771

VIRGINIA 0.7%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,600	1,707

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2025
2.950% due 09/01/2049	2,125	2,120

Loudoun County, Virginia Economic Development Authority Revenue Bonds, Series 2003
3.070% due 02/15/2038	3,000	3,000

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,300	1,301

		8,128

WASHINGTON 1.9%

Energy Northwest, Washington Revenue Notes, Series 2024
5.000% due 07/01/2027	5,000	5,129

Energy Northwest, Washington Revenue Notes, Series 2026
5.000% due 07/01/2031	2,600	2,883

King County, Washington Sewer Revenue Bonds, Series 2025
2.850% due 01/01/2065	5,000	5,000

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021
2.920% (MUNIPSA) due 05/01/2045 ~	2,905	2,896

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2030	1,400	1,509

Washington State General Obligation Notes, Series 2022
4.000% due 07/01/2026	1,000	1,000

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	1,312	1,233

Washington State Housing Finance Commission Revenue Bonds, Series 2025
2.700% due 04/01/2044	1,825	1,815

		21,465

WEST VIRGINIA 0.7%

West Virginia Economic Development Authority Revenue Bonds, Series 2015
3.375% due 03/01/2040	3,000	3,024

West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024
5.000% due 12/01/2027	4,954	4,996

		8,020

WISCONSIN 1.0%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,574

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
2.950% due 10/01/2055	4,500	4,500

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2026	305	306

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
2.850% (MUNIPSA) due 08/15/2054 ~	2,500	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2024
5.000% due 08/01/2058	$2,000	$2,003

		11,883

Total Municipal Bonds & Notes (Cost $991,782)		998,575

U.S. TREASURY OBLIGATIONS 6.3%

U.S. Treasury Notes
3.375% due 02/29/2028	26,000	25,678
3.500% due 02/28/2031	21,300	20,677
4.125% due 03/31/2031	1,700	1,694
4.250% due 02/28/2031	9,900	9,918
4.625% due 04/30/2031	13,400	13,641

Total U.S. Treasury Obligations (Cost $72,265)		71,608

	SHARES

SHORT-TERM INSTRUMENTS 6.6%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (e)	549,122	549

	PRINCIPAL AMOUNT (000S)

SHORT-TERM NOTES 4.7%

Federal Home Loan Bank Discount Notes
3.637% due 08/14/2026 (c)(d)	$10,200	10,153
3.643% due 09/04/2026 (c)(d)	10,000	9,933
3.696% due 08/05/2026 (c)(d)	3,100	3,089
3.699% due 07/22/2026 (c)(d)	5,800	5,787
3.712% due 07/31/2026 (c)(d)	500	498
3.716% due 08/07/2026 (c)(d)	4,500	4,483
3.718% due 09/04/2026 (c)(d)	9,400	9,337
3.719% due 08/26/2026 (c)(d)	5,200	5,170
3.735% due 09/11/2026 (c)(d)	5,900	5,856

		54,306

U.S. TREASURY BILLS 1.2%
3.672% due 07/02/2026 - 09/15/2026 (b)(c)	13,600	13,526

MUNICIPAL BONDS & NOTES 0.7%

Austin, Texas Electric Utility Revenue Notes, Series 2025
5.000% due 11/15/2026	2,000	2,017

County of Franklin, Ohio Revenue Notes, Series 2025
5.000% due 11/01/2026	800	806

North Syracuse Central School District, New York General Obligation Notes, Series 2025
4.000% due 07/31/2026	3,000	3,003

Yuma, Arizona Revenue Notes, Series 2025
5.000% due 07/01/2026	1,700	1,700

Total Municipal Bonds & Notes (Cost $7,526)		7,526

Total Short-Term Instruments (Cost $75,920)		75,907

Total Investments in Securities (Cost $1,139,967)		1,146,090

Total Investments 100.1% (Cost $1,139,967)		$1,146,090

Other Assets and Liabilities, net (0.1)%		(1,100)

Net Assets 100.0%		$1,144,990

178	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.770%	08/15/2038	09/14/2021	$2,384	$2,331	0.20%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$53,240	$0	$53,240
Arizona	0	10,998	0	10,998
Arkansas	0	6,400	0	6,400
California	0	37,525	0	37,525
Colorado	0	28,029	0	28,029
Connecticut	0	55,183	0	55,183
District of Columbia	0	20,603	0	20,603
Florida	0	41,064	0	41,064
Georgia	0	46,077	0	46,077
Idaho	0	5,029	0	5,029
Illinois	0	55,072	0	55,072
Indiana	0	23,045	0	23,045
Kansas	0	8,456	0	8,456
Kentucky	0	18,624	0	18,624
Louisiana	0	8,292	0	8,292
Maryland	0	12,090	0	12,090
Massachusetts	0	35,072	0	35,072
Michigan	0	27,736	0	27,736
Minnesota	0	8,771	0	8,771
Mississippi	0	2,255	0	2,255
Missouri	0	20,668	0	20,668
Montana	0	1,844	0	1,844
Nebraska	0	1,813	0	1,813
Nevada	0	9,961	0	9,961

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
New Hampshire	$0	$4,903	$0	$4,903
New Jersey	0	10,112	0	10,112
New York	0	106,470	0	106,470
North Carolina	0	40,724	0	40,724
North Dakota	0	1,201	0	1,201
Ohio	0	20,621	0	20,621
Oklahoma	0	15,161	0	15,161
Oregon	0	462	0	462
Pennsylvania	0	19,778	0	19,778
Puerto Rico	0	4,751	0	4,751
South Carolina	0	8,230	0	8,230
Tennessee	0	17,126	0	17,126
Texas	0	158,922	0	158,922
Utah	0	2,771	0	2,771
Virginia	0	8,128	0	8,128
Washington	0	21,465	0	21,465
West Virginia	0	8,020	0	8,020
Wisconsin	0	11,883	0	11,883
U.S. Treasury Obligations	0	71,608	0	71,608
Short-Term Instruments
Mutual Funds	549	0	0	549
Short-Term Notes	0	54,306	0	54,306
U.S. Treasury Bills	0	13,526	0	13,526
Municipal Bonds & Notes	0	7,526	0	7,526

Total Investments	$549	$1,145,541	$0	$1,146,090

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	179

Schedule of Investments	PIMCO Ultra Short Government Active Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

SHORT-TERM INSTRUMENTS 100.0%

U.S. TREASURY BILLS 100.0%
3.810% due 08/18/2026 - 10/27/2026 (a)(b)	$1,039,700	$	1,029,614

Total Short-Term Instruments (Cost $1,029,576)			1,029,614

Total Investments in Securities (Cost $1,029,576)			1,029,614

Total Investments 100.0% (Cost $1,029,576)		$	1,029,614

Other Assets and Liabilities, net 0.0%			(72)

Net Assets 100.0%		$	1,029,542

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$1,029,614	$0	$1,029,614

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

180	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	June 30, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.7%

EXCHANGE-TRADED FUNDS 97.6%

iShares Core S&P 500 ETF	57,815	$43,297

Total Exchange-Traded Funds (Cost $40,250)		43,297

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.1%

SHORT-TERM NOTES 1.1%

Federal Home Loan Bank Discount Notes
3.704% due 09/16/2026 (a)(b)	$100	99
3.717% due 10/09/2026 (a)(b)	200	198
3.766% due 09/16/2026 (a)(b)	200	199

		496

Total Short-Term Instruments (Cost $495)		496

Total Investments in Securities (Cost $40,745)		43,793

Total Investments 98.7% (Cost $40,745)		$43,793

Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $0)		78

Other Assets and Liabilities, net 1.1%		507

Net Assets 100.0%		$44,378

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 30 Day Federal Funds Futures	08/2026	16	$6,420	$0	$0	$0
Micro E-mini S&P 500 Futures	09/2026	23	868	6	5	0

				$6	$5	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	82	$(16,903)	$19	$12	$0
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	30	(3,211)	(7)	8	0
Three-Month SOFR Futures	03/2028	8	(1,922)	10	1	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	27	(3,037)	(40)	15	0
Ultra U.S. Treasury Bond Futures	09/2026	3	(348)	(10)	4	0

				$(28)	$40	$0

Total Futures Contracts				$(22)	$45	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	181

Schedule of Investments	PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(1)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$48	$0	$48	$0	$0	$0	$0

Cash of $375 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Unsettled variation margin asset of $3 for closed futures is outstanding at period end.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	70,485	4.080% (SOFR plus a specified spread)	Maturity	07/02/2026	$3,473	$0	$(3)	$0	$(3)
	Receive	PIMCO Multisector Bond Active ETF	131,709	4.080% (SOFR plus a specified spread)	Maturity	07/02/2026	3,474	0	8	8	0
JPM	Receive	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	246,610	4.050% (SOFR plus a specified spread)	Maturity	07/02/2026	23,488	0	17	17	0

	Receive	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	194,871	3.920% (SOFR plus a specified spread)	Maturity	07/02/2026	19,578	0	8	8	0

Total Swap Agreements								$0	$30	$33	$ (3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$0	$0	$8	$8	$0	$0	$(3)	$(3)	$5	$0	$5
JPM	0	0	25	25	0	0	0	0	25	0	25

Total Over the Counter	$0	$0	$33	$33	$0	$0	$(3)	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

182	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$8	$0	$40	$48

Over the counter
Swap Agreements	$0	$0	$33	$0	$0	$33

	$0	$0	$41	$0	$40	$81

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$3	$0	$0	$3

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$61	$0	$377	$438

Over the counter
Swap Agreements	$0	$0	$(226)	$0	$0	$(226)

	$0	$0	$(165)	$0	$377	$212

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$6	$0	$(27)	$(21)

Over the counter
Swap Agreements	$0	$0	$29	$0	$0	$29

	$0	$0	$35	$0	$(27)	$8

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Exchange-Traded Funds	$43,297	$0	$0	$43,297
Short-Term Instruments
Short-Term Notes	0	496	0	496

Total Investments	$43,297	$496	$0	$43,793

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5	$40	$0	$45
Over the counter	0	33	0	33

	$5	$73	$0	$78

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$5	$70	$0	$75

Totals	$43,302	$566	$0	$43,868

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	183

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 84.7%

CORPORATE BONDS & NOTES 40.9%

BANKING & FINANCE 28.7%

ABN AMRO Bank NV
4.639% (SOFRINDX + 1.000%) due 12/03/2028 ~		$3,700	$3,715

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		700	696
6.450% due 04/15/2027		5,182	5,249

American Honda Finance Corp.
4.358% due 08/13/2027 •		4,300	4,304
4.384% due 01/15/2027 •		3,685	3,692

Aon Corp./Aon Global Holdings PLC
2.850% due 05/28/2027		1,800	1,776

Athene Global Funding
4.383% due 07/16/2026 •		3,000	3,001
4.587% due 04/19/2027 •		3,000	3,005
5.516% due 03/25/2027		1,600	1,609

Banco Santander SA
4.752% (SOFRRATE + 1.120%) due 07/15/2028 ~		2,000	2,011

Bank Leumi Le-Israel BM
5.343% due 06/29/2029		1,200	1,205

Bank of America Corp.
1.734% due 07/22/2027 •		4,600	4,593
1.978% due 09/15/2027 •	CAD	8,000	5,631
3.615% due 03/16/2028 •(d)		7,900	5,594
4.678% (SOFRRATE + 1.050%) due 02/04/2028 ~		$585	587

Bank of Montreal
4.309% due 06/01/2027	CAD	14,400	10,267
4.387% (SOFRINDX + 0.750%) due 09/22/2028 ~		$500	501

Banque Federative du Credit Mutuel SA
4.623% (SOFRRATE + 0.990%) due 10/16/2028 ~		800	805

Barclays PLC
2.279% due 11/24/2027 •		1,100	1,090
4.565% (SOFRRATE + 0.930%) due 05/24/2030 ~		1,000	1,002

BNP Paribas SA
2.591% due 01/20/2028 •		1,000	990

Canadian Imperial Bank of Commerce
4.353% (SOFRRATE + 0.720%) due 01/13/2028 ~		900	901
4.438% (SOFRRATE + 0.800%) due 09/08/2028 ~		5,000	5,013
4.576% (SOFRRATE + 0.940%) due 06/28/2027 ~		200	201
4.950% due 06/29/2027	CAD	6,800	4,879

Citigroup, Inc.
4.915% (SOFRRATE + 1.280%) due 02/24/2028 ~		$3,900	3,918

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,500	1,484
4.048% (SOFRINDX + 0.410%) due 06/09/2028 ~		3,000	3,001

Corebridge Global Funding
4.650% due 08/20/2027		1,342	1,344

Crown Castle, Inc.
2.900% due 03/15/2027		2,282	2,257

DBS Group Holdings Ltd.
4.239% (SOFRRATE + 0.600%) due 03/21/2028 ~		1,400	1,404

Deutsche Bank AG
4.842% (SOFRRATE + 1.210%) due 01/10/2029 ~		1,250	1,258
7.146% due 07/13/2027 •		5,000	5,004

DNB Bank ASA
1.605% due 03/30/2028 •		7,600	7,441

Equitable Financial Life Global Funding
1.300% due 07/12/2026		610	609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		$200	$198
4.271% due 01/09/2027		2,000	1,994
4.950% due 05/28/2027		500	500
5.800% due 03/05/2027		4,700	4,725

GA Global Funding Trust
4.400% due 09/23/2027		6,800	6,773

GATX Corp.
3.250% due 09/15/2026		819	817

General Motors Financial Co., Inc.
5.400% due 05/08/2027		2,500	2,520

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •		6,700	6,663
1.948% due 10/21/2027 •		500	496
4.458% (SOFRRATE + 0.820%) due 09/10/2027 ~		796	797
4.920% (SOFRRATE + 1.290%) due 04/23/2028 ~		600	604
4.937% due 04/23/2028 •		900	903

HSBC Holdings PLC
4.755% due 06/09/2028 •		3,900	3,905
5.197% (SOFRRATE + 1.570%) due 08/14/2027 ~		500	501
5.887% due 08/14/2027 •		2,000	2,003

Jackson National Life Global Funding
4.900% due 01/13/2027		600	601

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		6,200	6,159
1.896% due 03/05/2028 •(d)	CAD	6,500	4,552

Lloyds Banking Group PLC
5.188% (SOFRINDX + 1.560%) due 08/07/2027 ~		$3,826	3,830

Mizuho Bank Ltd.
5.317% (BBSW3M + 0.850%) due 09/14/2026 ~	AUD	300	208

Morgan Stanley
1.779% due 08/04/2027 •	CAD	2,600	1,832

Morgan Stanley Bank NA
4.319% (SOFRRATE + 0.685%) due 10/15/2027 ~		$1,000	1,001

Morgan Stanley Private Bank NA
4.403% (SOFRRATE + 0.770%) due 07/06/2028 ~		5,000	5,009

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,500	1,487

Nomura Holdings, Inc.
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~		3,448	3,475

Pacific Life Global Funding II
4.108% (SOFRRATE + 0.480%) due 02/04/2027 ~		2,000	2,002

Regency Centers LP
3.600% due 02/01/2027		1,425	1,419

Royal Bank of Canada
4.341% (SOFRINDX + 0.710%) due 01/21/2027 ~		800	802
4.352% (SOFRINDX + 0.720%) due 10/18/2027 ~		1,900	1,902
4.612% due 07/26/2027	CAD	10,800	7,744

Santander Holdings USA, Inc.
4.400% due 07/13/2027		$3,900	3,896

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		2,022	1,999

Societe Generale SA
5.292% due 01/19/2028 •		535	538

Standard Chartered PLC
4.798% (SOFRRATE + 1.170%) due 05/14/2028 ~		1,000	1,005
5.657% (SOFRRATE + 2.030%) due 02/08/2028 ~		800	807
6.187% due 07/06/2027 •		400	400

Sumisho Air Lease Corp.
2.200% due 01/15/2027		2,554	2,522
3.625% due 04/01/2027		400	397

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Trust Bank Ltd.
4.618% (SOFRRATE + 0.980%) due 09/10/2027 ~		$4,000	$4,028

Swedbank AB
5.337% due 09/20/2027		2,500	2,528

Synchrony Financial
3.700% due 08/04/2026		1,500	1,498

Toronto-Dominion Bank
4.210% due 06/01/2027	CAD	4,000	2,852
5.376% due 10/21/2027		4,500	3,264

UBS Group AG
4.214% due 04/10/2030 •		$800	787
4.703% due 08/05/2027 •		800	800

UniCredit SpA
4.625% due 04/12/2027		2,100	2,104

Wells Fargo & Co.
3.526% due 03/24/2028 •		7,100	7,049
5.083% due 04/26/2028 •(d)	CAD	4,900	3,512

			215,445

INDUSTRIALS 11.3%

BMW U.S. Capital LLC
4.337% (SOFRRATE + 0.710%) due 08/11/2027 ~		$4,264	4,278

Bunge Ltd. Finance Corp.
3.250% due 08/15/2026		597	596

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		1,700	1,704

Cox Communications, Inc.
3.350% due 09/15/2026		2,078	2,073

Daimler Truck Finance North America LLC
4.650% due 10/12/2030		5,400	5,358

Enbridge, Inc.
1.600% due 10/04/2026		759	754
3.200% due 06/08/2027	CAD	4,600	3,247

Entergy Louisiana LLC
2.400% due 10/01/2026		$730	727

Fiserv, Inc.
3.200% due 07/01/2026		400	400

Ford Motor Co.
4.346% due 12/08/2026		1,300	1,298

Fox Corp.
4.709% due 01/25/2029		900	899

Glencore Funding LLC
4.695% (SOFRINDX + 1.060%) due 04/04/2027 ~		300	301

Global Payments, Inc.
2.150% due 01/15/2027		2,000	1,974

Haleon U.S. Capital LLC
3.375% due 03/24/2027		1,000	993

HCA, Inc.
3.125% due 03/15/2027		4,000	3,964

Hyundai Capital America
4.667% (SOFRRATE + 1.030%) due 09/24/2027 ~		2,900	2,912
4.757% (SOFRRATE + 1.120%) due 06/23/2027 ~		2,800	2,814

Hyundai Capital Services, Inc.
5.125% due 02/05/2027		1,500	1,505

Kraft Heinz Foods Co.
3.875% due 05/15/2027		1,660	1,654

Kraton Corp.
5.000% due 07/15/2027		3,000	3,014

Molson Coors Beverage Co.
3.000% due 07/15/2026		5,500	5,497

MPLX LP
4.125% due 03/01/2027		1,000	998

NTT Finance Corp.
4.372% due 07/27/2027		1,300	1,298
4.567% due 07/16/2027		200	200
5.104% due 07/02/2027		4,200	4,224

Oracle Corp.
2.800% due 04/01/2027		4,000	3,947

184	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

QatarEnergy
4.625% due 06/23/2029		$1,500	$1,491

Rogers Communications, Inc.
3.650% due 03/31/2027	CAD	15,400	10,897

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$100	101

Starbucks Corp.
2.000% due 03/12/2027		463	456

Toyota Credit Canada, Inc.
4.420% due 06/28/2027	CAD	2,500	1,788

TransCanada PipeLines Ltd.
3.800% due 04/05/2027		12,200	8,639

VMware LLC
1.400% due 08/15/2026		$1,700	1,694

Volkswagen Group of America Finance LLC
4.900% due 08/14/2026		2,500	2,501

Zimmer Biomet Holdings, Inc.
4.700% due 02/19/2027		500	501

			84,697

UTILITIES 0.9%

ENEL Finance International NV
1.625% due 07/12/2026		2,100	2,098

Eversource Energy
1.400% due 08/15/2026		200	199

Israel Electric Corp. Ltd.
7.750% due 12/15/2027		300	312

Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~		4,500	4,521

Southern California Edison Co.
4.400% due 09/06/2026		100	100

			7,230

Total Corporate Bonds & Notes (Cost $308,781)			307,372

U.S. GOVERNMENT AGENCIES 13.4%

Federal Home Loan Mortgage Corp. REMICS
4.528% due 07/25/2054 - 11/25/2055 •		3,104	3,123
4.558% due 05/25/2055 •		1,249	1,255
4.578% due 03/25/2055 - 09/25/2055 •		8,032	8,095
4.628% due 02/25/2055 - 08/25/2055 •		3,537	3,565
4.650% due 07/25/2056 •		5,900	5,909
4.728% due 11/25/2054 - 07/25/2055 •		3,800	3,827
4.778% due 12/25/2054 - 11/25/2055 •		11,040	11,109
4.828% due 01/25/2055 •		271	274
4.878% due 05/25/2054 •		892	905
5.078% due 06/25/2055 •		1,869	1,894
5.128% due 07/25/2055 •		2,598	2,634

Federal National Mortgage Association REMICS
4.528% due 12/25/2053 - 08/25/2055 •		5,685	5,723
4.528% due 09/25/2054 •(f)		7,047	7,078
4.538% due 03/25/2055 •		3,256	3,280
4.578% due 01/25/2055 •		3,291	3,320
4.628% due 03/25/2055 - 11/25/2055 •		2,839	2,846
4.678% due 09/25/2055 •		580	582
4.728% due 06/25/2054 - 10/25/2055 •		6,312	6,359
4.808% due 08/25/2055 •		1,027	1,034
4.828% due 01/25/2055 - 11/25/2055 •		1,321	1,337
4.878% due 08/25/2055 - 09/25/2055 •		1,009	1,017
4.908% due 02/25/2055 •		5,346	5,392
4.928% due 08/25/2054 •		1,056	1,064
4.978% due 11/25/2054 •		2,549	2,573

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.150% due 04/20/2069 •		$102	$102
4.369% due 11/20/2074 •		909	916
4.509% due 06/20/2055 •		6,910	6,961
4.559% due 01/20/2054 - 10/20/2073 •		2,648	2,678
4.609% due 06/20/2055 •		1,439	1,455
4.759% due 06/20/2055 - 07/20/2055 •		3,692	3,740
4.809% due 08/20/2055 •		912	918

Total U.S. Government Agencies (Cost $100,417)			100,965

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Government National Mortgage Association REMICS
4.379% due 09/20/2075 •		3,445	3,477
4.389% due 10/20/2075 •		3,430	3,458

Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	2,700	3,582

OBX Trust
5.988% due 01/25/2064 þ		$681	684

Total Non-Agency Mortgage-Backed Securities (Cost $11,204)			11,201

ASSET-BACKED SECURITIES 14.4%

AUTOMOBILE ABS OTHER 1.2%

CarMax Auto Owner Trust
4.043% due 08/15/2029 •		2,800	2,804

Hyundai Auto Lease Securitization Trust
3.983% due 01/18/2028		2,041	2,042

Nissan Auto Lease Trust
4.043% due 05/15/2028 •		4,500	4,506

			9,352

AUTOMOBILE SEQUENTIAL 0.8%

CarMax Auto Owner Trust
4.110% due 08/15/2029		1,000	999

Carvana Auto Receivables Trust
4.640% due 01/10/2030		655	656

Citizens Auto Receivables Trust
5.840% due 01/18/2028		178	178

GM Financial Automobile Leasing Trust
4.540% due 05/20/2027		669	669
4.550% due 07/20/2027		581	582

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		766	771

Stellantis Financial Underwritten Enhanced Lease Trust
4.270% due 01/22/2029		1,900	1,898

			5,753

CMBS OTHER 1.2%

Acore Issuer LLC
5.089% due 08/20/2043 •		3,500	3,502

ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		2,300	2,303

INCREF LLC
5.050% due 01/19/2044 •		3,100	3,101

			8,906

CREDIT CARD BULLET 1.1%

American Express Credit Account Master Trust
5.230% due 09/15/2028		2,000	2,006

CARDS II Trust
4.227% due 04/15/2031 •		3,000	3,010

Evergreen Credit Card Trust
4.219% due 10/15/2029 •		3,400	3,411

			8,427

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CREDIT CARD OTHER 1.2%

Golden Credit Card Trust
1.140% due 08/15/2028		$6,200	$6,178

Trillium Credit Card Trust II
4.218% due 09/26/2030 •		2,500	2,504

			8,682

OTHER ABS 8.9%

522 Funding CLO Ltd.
4.866% due 10/23/2034 •		1,200	1,201

AlbaCore Euro CLO IV DAC
3.194% due 07/15/2035 •	EUR	980	1,122

AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •		$800	800

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		1,600	1,584

ARES LXV CLO Ltd.
4.787% due 07/25/2034 •		2,700	2,701

ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •		1,200	1,201

Atlantic Avenue Ltd.
4.935% due 01/20/2035 •		1,200	1,201

Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •		1,600	1,600

Bosphorus CLO IX DAC
3.614% due 04/15/2038 •	EUR	3,100	3,549

Canyon Capital CLO Ltd.
4.683% due 10/15/2034 •		$1,400	1,401

Carlyle Euro CLO DAC
3.194% due 10/15/2035 •	EUR	2,500	2,860

Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •		$900	900

CarVal CLO I Ltd.
4.910% due 07/16/2031 •		301	301

CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •		200	200

Cumulus Static CLO DAC
3.483% due 11/15/2033 •	EUR	411	470

CVC Cordatus Loan Fund XXIII DAC
3.066% due 04/25/2036 •		2,700	3,087

Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •		$500	500

ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •		237	237

Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •		600	601

Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •		400	401

KKR CLO 42 Ltd.
4.825% due 07/20/2034 •		2,700	2,703

LCM 36 Ltd.
4.743% due 01/15/2034 •		1,600	1,601

LCM 39 Ltd.
4.713% due 10/15/2034 •		3,400	3,403

Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •		1,400	1,400

Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •		2,500	2,502

Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •		1,100	1,101

Navient Refinance Loan Trust
4.800% due 10/15/2055		1,048	1,044

Nelnet Student Loan Trust
4.610% due 02/21/2061		1,264	1,242
4.909% due 02/21/2061 •		451	452

Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •		156	156

Ocean Trails CLO XI
4.705% due 07/20/2034 •		1,400	1,401

Palmer Square European Loan Funding DAC
3.054% due 10/15/2034 •	EUR	1,148	1,312

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	185

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •		$2,042	$2,044

Providus CLO VIII DAC
3.415% due 11/20/2038 •	EUR	3,500	4,001

Rockford Tower CLO Ltd.
4.875% due 07/20/2035 •		$1,100	1,101

Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •		2,000	2,001

SMB Private Education Loan Trust
5.243% due 09/15/2053 •		1,242	1,259

SoFi Consumer Loan Program Trust
4.470% due 08/15/2034		410	410

THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •		2,700	2,703

Toro European CLO 3 DAC
3.194% due 07/15/2034 •	EUR	290	332

Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •		$1,840	1,841

Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •		1,800	1,802

Trinitas CLO XIX Ltd.
4.785% due 10/20/2033 •		196	196

Trysail CLO Ltd.
4.914% due 10/20/2033 •		500	501

Wellfleet CLO Ltd.
4.823% due 07/15/2034 •		2,700	2,703

Wind River CLO Ltd.
4.733% due 10/15/2034 •		1,691	1,692

			66,820

Total Asset-Backed Securities (Cost $107,917)			107,940

SOVEREIGN ISSUES 2.0%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (b)	BRL	5,900	1,142
0.000% due 10/01/2026 (b)		57,410	10,757

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$3,300	3,318

Total Sovereign Issues (Cost $15,231)			15,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 12.5%

CERTIFICATES OF DEPOSIT 0.4%

Banco Itau Chile
4.290% due 12/01/2026	$2,700	$2,699

COMMERCIAL PAPER 6.7%

Bacardi-Martini BV
4.380% due 07/30/2026	6,600	6,576

Banco de Credito e Inversiones SA
4.050% due 09/03/2026	900	893

Boston Scientific Corp.
4.000% due 07/01/2026	1,100	1,100
4.010% due 07/06/2026	1,400	1,399
4.025% due 07/07/2026	4,200	4,197

Constellation Energy Generation LLC
4.100% due 08/06/2026	1,000	995
4.110% due 08/03/2026	400	398
4.110% due 08/04/2026	400	398
4.120% due 08/05/2026	400	398

Equifax, Inc.
4.060% due 07/24/2026	2,300	2,294

Global Payments, Inc.
4.220% due 07/01/2026	700	700

HCA, Inc.
4.220% due 07/14/2026	300	300
4.220% due 07/16/2026	8,100	8,085

Keurig Dr. Pepper, Inc.
4.300% due 07/06/2026	2,200	2,199
4.350% due 07/17/2026	4,600	4,591

McCormick & Co., Inc.
4.000% due 07/02/2026	4,500	4,499

Penske Truck Leasing Co. LP
4.060% due 07/29/2026	6,300	6,279

Southern California Edison Co.
4.380% due 07/08/2026	5,000	4,996

		50,297

	SHARES

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 3.690% (c)	1,643,716	1,644

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

REPURCHASE AGREEMENTS (e) 4.8%

			$35,900

SOUTH AFRICA TREASURY BILLS 0.3%
7.048% due 10/28/2026 - 01/27/2027 (a)(b)	ZAR	37,100	2,182

U.S. TREASURY BILLS 0.1%
3.682% due 07/21/2026 - 08/11/2026 (a)(b)(i)		$830	827

Total Short-Term Instruments (Cost $93,602)			93,549

Total Investments in Securities (Cost $637,152)			636,244

		SHARES
INVESTMENTS IN AFFILIATES 5.9%

MUTUAL FUNDS 5.9%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		440,115	44,368

Total Mutual Funds (Cost $44,203)			44,368

Total Investments in Affiliates (Cost $44,203)			44,368

Total Investments 90.6% (Cost $681,355)			$680,612

Financial Derivative Instruments (g)(h) (1.1)% (Cost or Premiums, net $506)			(8,189)

Other Assets and Liabilities, net 10.5%			78,400

Net Assets 100.0%			$750,823

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a 7-Day Yield.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank of America Corp.	3.615%	03/16/2028	04/07/2026	$5,697	$5,594	0.75%
JPMorgan Chase & Co.	1.896	03/05/2028	04/07/2026	4,628	4,552	0.61
Wells Fargo & Co.	5.083	04/26/2028	04/09/2026	3,600	3,512	0.47

				$13,925	$13,658	1.83%

186	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.590%	06/30/2026	07/01/2026	$15,300	U.S. Treasury Notes 4.250% due 02/15/2028	$(15,605)	$15,300	$15,302
	3.630	06/30/2026	07/01/2026	20,600	U.S. Treasury Notes 3.875% due 07/31/2027	(21,007)	20,600	20,602

Total Repurchase Agreements						$(36,612)	$35,900	$35,904

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SBI	3.790%	06/23/2026	07/07/2026	$(2,481)	$(2,483)

Total Reverse Repurchase Agreements					$(2,483)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$35,904	$0	$0	$0	$35,904	$(36,612)	$(708)
SBI	0	(2,483)	0	0	(2,483)	2,551	68

Total Borrowings and Other Financing Transactions	$35,904	$(2,483)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Non-Agency Mortgage-Backed Securities	$0	$(2,483)	$0	$0	$(2,483)

Total Borrowings	$0	$(2,483)	$0	$0	$(2,483)

Payable for reverse repurchase agreements					$(2,483)

(f)	Securities with an aggregate market value of $2,551 have been pledged as collateral under the terms of the above master agreements as of June 30, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(891) at a weighted average interest rate of 3.767%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3 Month Euro Euribor Futures	12/2026	245	$68,179	$29	$7	$(18)
California Carbon Allowance Vintage Futures	12/2026	760	25,050	1,461	0	(114)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	187

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Variation Margin
						Asset	Liability
Carbon Emissions Futures	12/2026	52	$4,763	$	447	$80	$(88)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	341	70,291		72	0	(40)
CBOT 30 Day Federal Funds Futures	08/2026	272	109,137		5	0	(6)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,249	133,702		340	0	(234)
CBOT Soybean Futures	11/2026	323	18,472		(865)	77	0
CBOT Soybean Futures	01/2027	347	20,104		(68)	91	0
CBOT Soybean Oil Futures	12/2026	261	10,234		(670)	0	(204)
CBOT Soybean Oil Futures	01/2027	49	1,915		(87)	0	(29)
CBOT Wheat Futures	12/2026	297	8,977		(904)	111	0
CME Lean Hogs Futures	12/2026	501	14,754		(1,422)	0	(65)
CME Live Cattle Futures	10/2026	328	31,048		139	1	(76)
CME Live Cattle Futures	12/2026	365	34,511		104	0	(84)
COMEX Copper Futures	09/2026	232	36,273		(1,063)	523	0
COMEX Copper Futures	12/2026	8	1,268		(8)	18	0
COMEX Gold 100 Troy Ounces Futures	08/2026	33	13,327		(1,716)	0	(1)
COMEX Gold 100 Troy Ounces Futures	12/2026	102	41,805		(3,596)	2	(2)
COMEX Silver Futures	09/2026	62	18,576		(2,329)	400	0
ICE Brent Crude Oil Futures	07/2026	1,922	140,210		(6,324)	0	(1,845)
ICE Brent Crude Oil Futures	10/2026	406	29,532		(3,779)	0	(236)
ICE Brent Crude Oil Futures	01/2027	636	45,709		(4,042)	0	(271)
ICE Gas Oil Futures	09/2026	153	13,506		304	268	0
ICE Gas Oil Futures	12/2026	260	20,924		(889)	216	(5)
ICE Natural Gas Futures	08/2026	145	6,104		(162)	298	(9)
KCBT Hard Red Winter Wheat Futures	09/2026	918	28,699		(1,555)	448	(1)
KCBT Hard Red Winter Wheat Futures	12/2026	399	12,773		(1,047)	214	0
LME Lead Futures	07/2026	72	3,315		(148)	0	0
LME Lead Futures	09/2026	86	4,015		(261)	0	(204)
LME Nickel Futures	07/2026	290	28,038		(563)	0	0
LME Nickel Futures	09/2026	303	29,553		(3,226)	0	(1,661)
LME Nickel Futures	11/2026	214	21,053		(3,006)	0	0
LME Nickel Futures	01/2027	147	14,582		(1,585)	0	0
LME Primary Aluminum Futures	07/2026	1,034	79,524		(5,690)	0	0
LME Primary Aluminum Futures	09/2026	1,151	88,813		(9,646)	0	(8,962)
LME Primary Aluminum Futures	11/2026	246	18,951		(2,158)	0	0
LME Primary Aluminum Futures	01/2027	169	12,981		(1,390)	0	(70)
LME Zinc Futures	07/2026	541	48,371		5,017	0	0
LME Zinc Futures	09/2026	710	63,339		1,887	551	0
LME Zinc Futures	11/2026	197	17,446		814	0	0
LME Zinc Futures	01/2027	151	13,293		(66)	42	(107)
NYBOT CSC C Coffee Futures	09/2026	99	11,006		653	462	0
NYBOT CSC C Coffee Futures	12/2026	167	17,667		1,009	1,171	0
NYBOT CSC Number 11 World Sugar Futures	09/2026	254	4,216		(120)	11	(1)
NYBOT CTN Number 2 Cotton Futures	12/2026	266	10,214		(170)	47	0
NYMEX Henry Hub Natural Gas Futures	08/2026	396	12,648		439	261	0
NYMEX Henry Hub Natural Gas Futures	09/2026	81	2,603		70	45	0
NYMEX Henry Hub Natural Gas Futures	12/2026	142	6,235		(39)	37	(2)
NYMEX Light Sweet Crude Oil Futures	08/2026	193	13,369		(3,751)	0	(220)
NYMEX Light Sweet Crude Oil Futures	11/2026	218	14,900		(2,694)	0	(170)
NYMEX NY Harbor ULSD Futures	11/2026	188	23,391		(1,143)	297	0
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	08/2026	109	12,503		815	0	(56)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	11/2026	222	20,974		(2,676)	0	(114)
SFE 3 Year Australian Bond Futures	09/2026	436	31,573		165	17	(26)
SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Index Futures	09/2026	782	7,733		(552)	24	0
Three Month SONIA Index Futures	03/2027	211	67,182		(77)	0	(7)
TTF Natural Gas Base Load Monthly Futures	08/2026	135	4,849		(223)	233	(1)

				$	(55,940)	$5,952	$(14,929)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
CBOT Soybean Meal Futures	12/2026	96	$(2,910)	$(21)	$0	$(21)
CBOT Wheat Futures	09/2026	638	(18,797)	1,121	0	(303)
ICE Brent Crude Oil Futures	08/2026	1,773	(129,482)	10,068	1,401	0
LME Lead Futures	07/2026	72	(3,315)	236	0	0
LME Lead Futures	09/2026	18	(840)	67	0	0
LME Nickel Futures	07/2026	290	(28,038)	3,370	0	0
LME Nickel Futures	09/2026	177	(17,264)	2,208	0	0

188	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
LME Nickel Futures	11/2026	214	(21,053)	$2,069	$0	$0
LME Nickel Futures	01/2027	147	(14,582)	(1)	0	0
LME Primary Aluminum Futures	07/2026	1,034	(79,524)	10,125	0	0
LME Primary Aluminum Futures	09/2026	347	(26,775)	3,278	0	0
LME Primary Aluminum Futures	11/2026	246	(18,951)	1,878	0	0
LME Primary Aluminum Futures	01/2027	140	(10,754)	6	0	0
LME Zinc Futures	07/2026	541	(48,371)	(2,344)	0	0
LME Zinc Futures	09/2026	202	(18,021)	(662)	0	0
LME Zinc Futures	11/2026	197	(17,446)	21	0	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	91	(7,257)	(31)	1	0
NYMEX NY Harbor ULSD Futures	08/2026	17	(2,256)	(76)	0	(32)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	314	(35,315)	(375)	122	0
Ultra U.S. Treasury Bond Futures	09/2026	16	(1,859)	(61)	12	0

				$30,876	$1,536	$(356)

Total Futures Contracts				$(25,064)	$7,488	$(15,285)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	8,840	$(38)	$(250)	$(288)	$0	$(12)
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		6,300	(183)	(36)	(219)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$23,400	(100)	230	130	40	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		31,640	143	563	706	67	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		21,310	(29)	(39)	(68)	49	0
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031	CAD	8,500	(2)	(45)	(47)	2	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		18,900	108	(52)	56	4	0

Total Swap Agreements							$(101)	$371	$270	$162	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$7,880	$162	$8,042	$ 0	$(19,314)	$(22)	$(19,336)

Cash of $80,574 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $392 and liability of $(4,029) for closed futures is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2026		$13	GBP	9	$0	$0

BOA	10/2026	BRL	200		$37	0	(1)
	10/2026	ZAR	3,969		243	3	0
	01/2027		31,645		1,925	25	0

BPS	07/2026	BRL	4,733		909	0	(7)
	07/2026	EUR	200		233	5	0
	07/2026	GBP	386		510	0	(2)
	07/2026		$884	BRL	4,733	34	(1)
	07/2026		547	GBP	411	0	(3)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	189

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	BRL	228		$45	$1	$0
	08/2026		$29	GBP	22	0	0
	10/2026	BRL	1,810		$333	1	(11)

BRC	07/2026	EUR	318		369	6	0

CBK	08/2026		$23	ILS	68	0	(1)

FAR	07/2026	GBP	231		$311	4	0
	07/2026		$748	GBP	556	0	(10)
	08/2026		8	ILS	24	0	0

GLM	07/2026	BRL	446		$86	0	0
	07/2026		$83	BRL	446	3	0
	07/2026		73,114	CAD	104,041	245	0
	08/2026	BRL	4,202		$823	15	0
	08/2026	CAD	103,893		73,114	0	(245)
	09/2026	BRL	499		97	2	0
	10/2026		54,000		9,968	0	(267)

JPM	07/2026	AUD	453		323	9	0
	07/2026	BRL	5,500		1,014	0	(52)
	07/2026	GBP	613		822	9	0
	07/2026		$1,062	BRL	5,500	3	0
	07/2026		245	EUR	210	0	(5)
	07/2026		1,350	GBP	1,006	0	(16)
	07/2026		1	NZD	1	0	0
	08/2026		21	ILS	60	0	(1)
	10/2026	BRL	1,400		$255	0	(10)

MBC	07/2026	AUD	106		76	2	0
	07/2026		$213	AUD	309	1	0
	07/2026		3,178	EUR	2,747	0	(39)
	08/2026	AUD	309		$213	0	(1)

MYI	07/2026	EUR	375		436	7	0
	07/2026	GBP	464		624	8	0
	07/2026		$50	EUR	43	0	(1)

NGF	07/2026	GBP	5		$6	0	0
	08/2026		$6	GBP	5	0	0

SOG	07/2026	CAD	109		$79	2	0
	07/2026	EUR	13,576		15,837	325	0
	07/2026	GBP	688		909	0	(4)
	07/2026		$173	AUD	250	1	0
	07/2026		13,049	EUR	11,469	58	(3)
	07/2026		335	GBP	249	0	(5)
	08/2026	AUD	250		$173	0	(1)
	08/2026	CAD	1,950		1,374	0	(2)
	08/2026	EUR	11,324		12,897	0	(58)
	08/2026		$909	GBP	688	4	0

SSB	07/2026	CAD	106,839		$77,479	2,148	0
	07/2026		$671	CAD	952	0	0
	07/2026		206	GBP	156	1	0
	08/2026	CAD	951		$671	0	0
	08/2026	GBP	156		206	0	(1)
	08/2026		$273	GBP	206	1	0

Total Forward Foreign Currency Contracts						$2,923	$(747)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	1,700	$1	$3

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	42,300	38	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	140,000	64	235

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	27,800	21	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	46,400	52	1

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	50,200	45	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	50,900	57	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	83,100	84	377

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	103,200	72	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	6,000	5	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	158,500	168	719

Total Purchased Options							$607	$1,336

190	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	CBOT Soybean Meal December Futures	$310.350	Maturity	11/20/2026	56,900	$0	$(407)	$0	$(407)

Total Swap Agreements							$0	$(407)	$0	$(407)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$28	$0	$0	$28	$(1)	$0	$0	$(1)	$27	$0	$27
BPS	41	3	0	44	(24)	0	(407)	(431)	(387)	302	(85)
BRC	6	0	0	6	0	0	0	0	6	0	6
CBK	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
FAR	4	235	0	239	(10)	0	0	(10)	229	(260)	(31)
GLM	265	1	0	266	(512)	0	0	(512)	(246)	243	(3)
JPM	21	0	0	21	(84)	0	0	(84)	(63)	0	(63)
MBC	3	0	0	3	(40)	0	0	(40)	(37)	0	(37)
MYC	0	378	0	378	0	0	0	0	378	(260)	118
MYI	15	0	0	15	(1)	0	0	(1)	14	0	14
NGF	0	719	0	719	0	0	0	0	719	(790)	(71)
SOG	390	0	0	390	(73)	0	0	(73)	317	(300)	17
SSB	2,150	0	0	2,150	(1)	0	0	(1)	2,149	(2,270)	(121)

Total Over the Counter	$2,923	$1,336	$0	$4,259	$(747)	$0	$(407)	$(1,154)

(i)

Securities with an aggregate market value of $545 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$7,722	$0	$0	$0	$158	$7,880
Swap Agreements	0	0	0	0	162	162

	$7,722	$0	$0	$0	$320	$8,042

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,923	$0	$2,923
Purchased Options	0	0	0	0	1,336	1,336

	$0	$0	$0	$2,923	$1,336	$4,259

	$7,722	$0	$0	$2,923	$1,656	$12,301

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	191

Consolidated Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$18,983	$0	$0	$0	$331	$19,314
Swap Agreements	0	0	0	0	22	22

	$18,983	$0	$0	$0	$353	$19,336

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$747	$0	$747
Swap Agreements	407	0	0	0	0	407

	$407	$0	$0	$747	$0	$1,154

	$19,390	$0	$0	$747	$353	$20,490

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(868)	$0	$0	$0	$0	$(868)
Written Options	(1,103)	0	0	0	0	(1,103)
Futures	69,112	0	0	0	637	69,749
Swap Agreements	0	12	0	0	(22)	(10)

	$67,141	$12	$0	$0	$615	$67,768

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,600)	$0	$(1,600)
Purchased Options	0	0	0	0	(291)	(291)

	$0	$0	$0	$(1,600)	$(291)	$(1,891)

	$67,141	$12	$0	$(1,600)	$324	$65,877

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$25	$0	$0	$0	$0	$25
Written Options	105	0	0	0	0	105
Futures	(14,561)	0	0	0	(1,141)	(15,702)
Swap Agreements	0	0	0	0	1,442	1,442

	$(14,431)	$0	$0	$0	$301	$(14,130)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,268	$0	$3,268
Purchased Options	0	0	0	0	834	834
Swap Agreements	(406)	0	0	0	0	(406)

	$(406)	$0	$0	$3,268	$834	$3,696

	$(14,837)	$0	$0	$3,268	$1,135	$(10,434)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$215,445	$0	$215,445
Industrials	0	84,697	0	84,697
Utilities	0	7,230	0	7,230
U.S. Government Agencies	0	100,965	0	100,965
Non-Agency Mortgage-Backed Securities	0	11,201	0	11,201
Asset-Backed Securities
Automobile ABS Other	0	9,352	0	9,352
Automobile Sequential	0	5,753	0	5,753

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
CMBS Other	$0	$8,906	$0	$8,906
Credit Card Bullet	0	8,427	0	8,427
Credit Card Other	0	8,682	0	8,682
Other ABS	0	66,820	0	66,820
Sovereign Issues	0	15,217	0	15,217
Short-Term Instruments
Certificates of Deposit	0	2,699	0	2,699
Commercial Paper	0	50,297	0	50,297
Mutual Funds	1,644	0	0	1,644
Repurchase Agreements	0	35,900	0	35,900

192	PIMCO ETF TRUST	See Accompanying Notes

June 30, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
South Africa Treasury Bills	$0	$2,182	$0	$2,182
U.S. Treasury Bills	0	827	0	827

	$1,644	$634,600	$0	$636,244

Investments in Affiliates, at Value
Mutual Funds	44,368	0	0	44,368

Total Investments	$46,012	$634,600	$0	$680,612

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,354	296	0	7,650
Over the counter	0	4,259	0	4,259

	$7,354	$4,555	$0	$11,909

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(15,005)	$(302)	$0	$(15,307)
Over the counter	0	(1,154)	0	(1,154)

	$(15,005)	$(1,456)	$0	$(16,461)

Total Financial Derivative Instruments	$(7,651)	$3,099	$0	$(4,552)

Totals	$38,361	$637,699	$0	$676,060

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	193

Notes to Financial Statements

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware statutory trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

The PIMCO Commodity Strategy Active Exchange-Traded Fund has established PIMCO Cayman Commodity Fund CMDT, Ltd., a Cayman Islands exempted company (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 15, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (as defined below) (“Authorized Participant“). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized

194	PIMCO ETF TRUST

June 30, 2026

appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Active Bond Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Inflation PLUS Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Multisector Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Senior Loan Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Ultra Short Government Active Exchange-Traded Fund	Monthly	Monthly

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Quarterly	Quarterly

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	Quarterly	Quarterly

PIMCO Commodity Strategy Active Exchange-Traded Fund	Quarterly	Quarterly

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Notes to Financial Statements	(Cont.)

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

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On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting

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Notes to Financial Statements	(Cont.)

the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of

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significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange-traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The

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Notes to Financial Statements	(Cont.)

pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at

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www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$54,359	$249,287	$(251,375)	$0	$0	$52,271	$1,737	$0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	5,656	49,370	(50,045)	0	0	4,981	216	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	516	22,861	(18,628)	0	0	4,749	54	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund and PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund each may invest in certain other series of the Trust, series of PIMCO Funds, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$55,389	$0	$(55,034)	$373	$(728)	$0	$286	$0

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	43,005	0	(22,074)	386	(98)	21,219	1,512	0

PIMCO Senior Loan Active Exchange-Traded Fund	75,912	0	(59,671)	419	(1,173)	15,487	1,947	0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	99,585	239,089	0	0	(73)	338,601	10,290	0

PIMCO Commodity Strategy Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$7,113	$48,579	$(11,436)	$(16)	$128	$44,368	$971	$0

PIMCO Multisector Bond Active Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$0	$64,871	$0	$0	$168	$65,039	$316	$0

PIMCO Senior Loan Active Exchange-Traded Fund	18,981	0	(18,304)	(698)	21	0	1,224	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Bank Obligations in which a Fund may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against Funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right

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to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule

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for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government- sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently

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finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO Commodity Strategy Active Exchange-Traded Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO Senior Loan Active Exchange-Traded Fund entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund pays financing charges based on a combination of an overnight bank funding rate based on variable rate plus a credit spread. The Fund also pays a fee of 0.25% per annum on the unused commitment amounts. As of June 30, 2026, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the Fund is disclosed as part of the interest expense on the Statements of Operations. Interest and outstanding borrowings, if any, paid by the Funds is disclosed as part of the interest expense on the Statements of Operations. Costs and fees, if any, related to the line of credit are disclosed on the Statements of Operations.

As of June 30, 2026, the maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Commitment and Upfront Fees
$25,000,000	$63,113

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to

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resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under sale-buyback transactions.

(e) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Senior Loan Active Exchange-Traded Fund

Securities on loan are required to be fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. For financial reporting purposes, the Funds do not offset financial instruments’ payables and receivables and related collateral on the Statements of Assets and Liabilities. Each Fund is subject to a lending limit of 33 1/3% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned

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on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(f) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(g) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each fund’s investment policies and restrictions. Each fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A

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Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and

Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or

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margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer

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Notes to Financial Statements	(Cont.)

of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads may represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a

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Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Inflation PLUS Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Mortgage- Backed Securities Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund

Small Fund	—	—	—	X	—	—	—	—	—	—	X	—	—	—

Acquired Fund	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Senior Loan	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Market Trading	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Inflation Hedging Strategy Risk	—	—	—	—	—	—	—	—	—	—	X	—	—	—

Inflation-Indexed Security	—	X	X	X	—	—	—	—	—	—	X	—	—	—

New Fund Risk	—	—	—	—	—	—	—	—	—	—	X	—	—	—

Credit	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	—	—	—	—	—	X	X	X	X	—	—	X	X

High Yield	—	—	—	—	X	—	X	X	—	—	—	—	—	X

Market	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Municipal Bond	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Issuer	—	—	—	—	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	—	—	X	X	X	X

Exchange-Traded Fund	—	—	—	—	—	—	—	—	—	—	X	—	—	—

Call and Put Strategy	—	—	—	—	—	—	—	—	—	—	—	—	X	—

Asset-Linked Notes	—	—	—	—	—	—	—	—	—	—	—	—	X	—

Basis	—	—	—	—	—	—	—	—	—	—	—	—	X	—

Equity	—	—	—	—	—	—	X	—	—	—	—	—	X	X

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Notes to Financial Statements	(Cont.)

Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Inflation PLUS Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Mortgage- Backed Securities Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund

Mortgage-Related and Other Asset Backed Securities	—	—	—	—	X	—	X	X	X	X	—	—	X	X

Foreign (Non-U.S.) Investment	—	—	—	—	X	X	X	X	X	X	X	—	X	X

Emerging Markets	—	—	—	—	X	X	X	X	—	—	—	—	X	X

Sovereign Debt	—	—	—	—	X	X	—	—	—	—	X	—	—	X

Environmental, Social and Governance	—	—	—	—	—	—	—	—	X	—	—	—	—	—

AMT Bonds	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Currency	—	—	—	—	—	—	X	X	X	—	X	—	—	X

Leveraging	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Management and Tracking Error	X	X	X	X	X	X	—	—	—	—	—	—	—	—

Indexing	X	X	X	X	X	X	—	—	—	—	—	—	—	—

Management	—	—	—	—	—	—	X	X	X	X	X	X	X	X

Asset-Backed Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

California State-Specific	—	—	—	—	—	—	—	—	—	—	—	X	—	—

New York State-Specific	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Puerto Rico-Specific	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Municipal Project-Specific	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Short Exposure	—	—	—	—	—	—	X	X	X	X	X	—	X	X

Convertible Securities	—	—	—	—	—	—	X	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—	X	X	—	—	—	—	—	—

Distribution Rate	—	—	—	—	—	—	X	X	—	—	—	—	—	—

Futures Contract	—	—	—	—	—	—	—	—	X	X	—	—	—	—

Turnover	—	—	—	—	—	—	X	X	—	—	—	—	—	X

Capital Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Preferred Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Concentration in Banking Industries	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Contingent Convertible Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	X

Commodity	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Issuer Non-Diversification	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Model	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Subsidiary	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Oil-Related	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Gold-Related	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Tracking Error	—	—	—	—	—	—	—	—	—	—	—	—	—	—

212	PIMCO ETF TRUST

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Risks	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO US Stocks PLUS Active Bond Exchange- Traded Fund	PIMCO Commodity Strategy Active Exchange- Traded Fund

Small Fund	—	—	—	—	—	X	—

Acquired Fund	—	—	—	—	—	X	—

Senior Loan	—	—	X	—	—	—	—

Market Trading	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Inflation Hedging Strategy Risk	—	—	—	—	—	—	—

Inflation-Indexed Security	—	—	—	—	—	—	—

New Fund Risk	—	—	—	—	—	X	—

Credit	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	—	X	—	—	X	—

High Yield	X	X	X	—	—	X	—

Market	X	X	X	X	X	X	X

Municipal Bond	X	—	—	X	—	—	—

Issuer	X	X	X	X	—	X	X

Liquidity	X	X	X	X	—	X	X

Derivatives	X	X	X	X	—	X	X

Exchange-Traded Fund	—	—	—	—	—	X	—

Call and Put Strategy	—	—	—	—	—	—	—

Asset-Linked Notes	—	—	—	—	—	—	—

Basis	—	—	—	—	—	—	—

Equity	—	X	X	—	—	X	—

Mortgage-Related and Other Asset Backed Securities	—	—	—	—	—	X	X

Foreign (Non-U.S.) Investment	—	X	X	—	—	X	X

Emerging Markets	—	X	—	—	—	X	—

Sovereign Debt	—	—	—	—	—	X	X

Environmental, Social and Governance	—	—	—	—	—	—	—

AMT Bonds	X	—	—	—	—	—	—

Currency	—	X	X	—	—	X	X

Leveraging	X	X	X	X	—	X	X

Management and Tracking Error	—	—	—	—	—	—	—

Indexing	—	—	—	—	—	X	—

Management	X	X	X	X	X	X	X

Asset-Backed Securities	—	—	X	—	—	—	—

California State-Specific	X	—	—	—	—	—	—

New York State-Specific	X	—	—	—	—	—	—

Puerto Rico-Specific	X	—	—	—	—	—	—

Municipal Project-Specific	X	—	—	X	—	—	—

Short Exposure	—	X	X	—	—	X	X

Convertible Securities	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	X	—

Distribution Rate	—	—	—	—	—	—	—

Futures Contract	—	—	—	—	—	X	—

Turnover	—	—	—	—	—	X	—

Capital Securities	—	X	—	—	—	—	—

Preferred Securities	—	X	—	—	—	—	—

Concentration in Banking Industries	—	X	—	—	—	—	—

Contingent Convertible Securities	—	X	—	—	—	—	—

Commodity	—	—	—	—	—	—	X

Issuer Non-Diversification	—	—	—	—	—	X	X

Model	—	—	—	—	—	X	X

Tax	—	—	—	—	—	—	X

Subsidiary	—	—	—	—	—	—	X

Oil-Related	—	—	—	—	—	—	X

Gold-Related	—	—	—	—	—	—	X

Tracking Error	—	—	—	—	—	X	—

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Notes to Financial Statements	(Cont.)

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Acquired Fund Risk is the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the PIMCO Active Fixed-Income ETFs and third-party managed funds in which the Fund invests or enters into derivatives on (“underlying funds”), and that the ability of the Fund to achieve its investment objective will depend upon the ability of the underlying funds to achieve their investment objectives. Investments in, or derivatives exposure to, underlying funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any underlying funds in which it invests or enters into derivatives on.

Senior Loan Risk is the risk that investing in senior loans, including bank loans, exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent the Fund invests in senior loans that are covenant-lite obligations, the Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid, or that Fund shares trade at prices other than a Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress or volatility.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Inflation Hedging Strategy Risk is the risk that an inflation-hedging strategy may be unsuccessful and may not protect against inflation as intended. If realized inflation is lower than expected or market-implied inflation at the time positions are established, the Fund may incur losses. The Fund may also underperform other inflation-linked strategies or indices during certain interest rate environments, including during periods of declining yields. Inflation hedging strategies also involve costs, including premiums, financing, transaction, roll costs, and other derivative-related expenses that may negatively impact performance

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the actual or anticipated effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured

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investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and vi) the CLO’s manager may perform poorly.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Municipal Bond Risk is the risk that by investing in Municipal Bonds, a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, credit tightening and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund.

Call and Put Strategy Risk is the risk that the Fund may write calls and/or puts on instruments the Fund owns or otherwise has exposure to (covered calls or covered puts) or write calls and/or puts on instruments to which the Fund has no exposure (naked calls or naked puts) in return for a premium. The Fund may pursue such a strategy directly or within the structure of an asset-linked note (such as mortgage-linked notes that may count towards the Fund’s 80% policy). Under a call or put writing strategy (either directly or indirectly through an asset-linked note), the Fund typically would expect to receive cash (or a premium) for having written (sold) a call or put option, which enables a purchaser of the call to buy (or the purchaser of the put to sell) the asset on which the option is written at a certain price within a specified time frame.

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Writing call options will limit the Fund’s opportunity to profit from an increase in the market value and other returns of the underlying asset to the exercise price (plus the premium received). The Fund’s maximum potential gain via a written covered call will generally be expected to be the premium received from writing a covered call option plus the difference between any lower price at which the Fund acquired exposure to the applicable underlying asset and any higher price at which a purchaser of the call option may exercise the call option. The Fund’s maximum potential gain via a written naked call or any put will generally be the premium received from writing the option. The Fund’s maximum potential loss on a written covered call is the purchase price paid for the underlying asset minus the premium received for writing the option. The Fund’s maximum potential loss on a written uncovered call is theoretically limitless as the value of the underlying asset rises. The Fund’s maximum potential loss on a written put is the entire strike price minus the premium received for writing the option as the value the underlying asset could fall to zero. Therefore, written calls and puts can result in overall losses and detract from the Fund’s total returns even though the call or put options produce premiums and may initially produce income and cash flow to the Fund (and distributions by the Fund) for having written the call or put options.

Buying a call option or put option will generally involve the Fund paying a premium on the option, which may detract from returns and may not limit losses. The Fund may lose the initial amount invested in the call option or put option.

When the Fund purchases an asset-linked note with call or put writing exposure embedded within it from a counterparty, the Fund is expected to receive exposure to the premium of the call or put option within the note (such as in the form of a coupon from the note). Therefore, these notes can provide recurring cash flow and income to the Fund based on the premiums that would be received from writing call or put options and this can be an important source of the Fund’s return, distributions and/or income. In a rising market, a covered call option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call or put expires, the Fund would generally realize a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the market value loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position, which will detract from the Fund’s total returns even if the call or put options written by the Fund produced premiums and initially produced Fund distributions, returns, income and/or cash flow. When the Fund purchases an asset-linked note with call or put buying exposure, such exposure and any premiums paid for the call or put option exposure will generally detract from returns and may not limit losses.

Asset-Linked Notes Risk is the risk that asset-linked notes (including, but not limited to, interest rate-linked and/or mortgage-linked notes) are subject to the risk that investing in these instruments may be more costly to the Fund than if the Fund had invested in the asset(s) underlying the instrument directly. Asset-linked notes expose the Fund to the risks of the underlying asset(s). In addition, they are subject to certain structured products risks, such as issuer and counterparty risk. The Fund’s asset-linked note investments are subject to the risk that counterparties will fail to make payments when due or default completely. Prices of the Fund’s asset-linked note investments may be adversely affected if any of the issuers of the underlying asset(s) or counterparties to the asset-linked notes are subject to an actual or perceived deterioration in their credit quality. Should the prices of the asset underlying an asset-linked note move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an asset-linked note, and may realize losses, which could be significant and could include the Fund’s entire principal investment. There may be no established trading market for asset-linked notes, and they may constitute illiquid investments, which may make them difficult to sell and value. A lack of liquidity may also cause the value of an asset-linked note to decline. In addition, asset-linked notes may exhibit price behavior that does not correlate with the asset(s) underlying the instrument. Asset-linked notes may result in the Fund recognizing more taxable income in a given period than what would have been recognized from a direct investment in the underlying assets and/or increase Fund distributions at the expense of Fund returns and/or capital gains distributions.

Basis Risk is the risk that exists when the price of a derivative position diverges from the price of the underlying instrument(s), and/or there is a mismatch between an asset and the derivative’s reference asset(s), which may result in excess losses to the Fund. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit

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risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. Future legislative, regulatory or policy changes in the U.S. or abroad may adversely affect PIMCO’s ability to implement the Fund’s ESG strategy, limit the investment opportunities available to the Fund or otherwise affect the Fund’s performance. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management and Tracking Error Risk is the risk that a portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the transaction costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints.

The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or

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methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

California State-Specific Risk  is the risk that by focusing its investments in California municipal bonds, a Fund may be affected significantly by economic, regulatory, social, environmental or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by focusing its investments in New York municipal bonds, a Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, a Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Tax-Efficient Investing Risk is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose a Fund to leverage risk, liquidity risk, market volatility, and margin requirements.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower Investment performance.

Capital Securities Risk is the risk that the value of capital securities, which may be in the form of debt, equity, or a hybrid thereof, issued by U.S. and non-U.S. financial institutions to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. Subordinated and hybrid securities in particular are also subject to the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, and equity investments, any of which could result in losses to the Fund. Changes to regulatory capital requirements or related supervisory guidance may affect the value, ranking, or terms of capital securities. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, the Fund will be more susceptible to these risks than a fund that does not invest in capital securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks

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related to deferred and omitted distributions, limited or no voting rights, liquidity constraints, interest rate changes, regulatory or tax changes and special redemption or call rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Commodity Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence and machine learning (AI), programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Fund is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Oil-Related Risk is the risk that investments in, or tied to the price of, oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political changes, currency values, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries. Supply and demand dynamics, technological changes in energy production and market speculation may also affect the volatility of the Fund’s oil-related investments.

Gold-Related Risk is the risk that investments in, or tied to the price of, gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates, inflation expectations, currency values or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Tracking Error Risk is the risk that the Fund, to the extent it seeks to track the investment results of a group of issuers’ equity securities, may

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not closely track the performance of such a group for a number of reasons. For example, the Fund incurs operating expenses, which are not applicable to the group of issuers’ equity securities, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the group of issuers’ equity securities. Performance of the Fund’s portfolio and the group of issuers’ equity securities may vary due to asset valuation differences and differences between the Fund’s portfolio and the group of issuers’ equity securities due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the group of issuers’ equity securities may be heightened during periods of increased market volatility or other unusual market conditions. In addition, to the extent an underlying fund uses a representative sampling approach, such underlying fund’s returns may be less correlated to the return of the group of issuers’ equity securities than if the underlying fund held all of the securities in the group of issuers’ equity securities

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or

220	PIMCO ETF TRUST

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impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cyber security attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders.

These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Certain of the Funds may lend securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds. Any securities on loan will be subject to the relevant Fund’s agreement with the Securities Lending Agent along with any master lending agreement entered into by the Securities Lending Agent on behalf of the Fund with any permitted borrowers.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements	(Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory and supervisory and administrative services under what is essentially an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.15%

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.55%

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.20%

PIMCO Active Bond Exchange-Traded Fund(1)	0.45%	(2)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0.46%

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(3)	0.36%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0.35%

PIMCO Inflation PLUS Active Exchange-Traded Fund	0.25%

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	0.40%

PIMCO Multisector Bond Active Exchange-Traded Fund(4)	0.65%

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Fund Name	Management Fee

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund(4)	0.49%

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund(5)	0.84%

PIMCO Senior Loan Active Exchange-Traded Fund(6)	0.70%

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Ultra Short Government Active Exchange-Traded Fund	0.14%

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund(7)	0.35%

PIMCO Commodity Strategy Active Exchange-Traded Fund(5)	0.79%

(1)

PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee in an amount equivalent to the Fund’s expenses or costs attributable to the SEC’s investigation and related settlement proceedings identified in Investment Advisers Act of 1940 Release No. 4577, dated December 1, 2016.

(2)

Prior to September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund’s average daily net assets, was 0.55%. Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.10% to 0.45%.

(3)	PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.12% of the average daily net assets attributable to the Fund.
(4)	PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.10% of the average daily net assets attributable to the Fund.
(5)	PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.15% of the average daily net assets attributable to the Fund.
(6)	PIMCO has contractually agreed, through October 31, 2026, to reduce its Management Fee by 0.10% of the average daily net assets attributable to the Fund.
(7)	PIMCO has contractually agreed, through October 31, 2027, to waive its Management Fee by 0.20% of the average daily net assets attributable to the Fund.

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended June 30, 2026 each Fund (except PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund) was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds (except that PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund will not bear organizational expenses), and any other expenses which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026 (for all Funds except PIMCO Inflation PLUS Active Exchange-Traded Fund and PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund) or October 31, 2027 (for PIMCO Inflation PLUS Active Exchange-Traded Fund and PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund), to waive a portion of each Fund’s Management Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive a portion of PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund’s Management Fee, or reimburse the Fund, to the extent that the Fund’s pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and

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Notes to Financial Statements	(Cont.)

pro rata share of Trustee fees exceed 0.0049% (the “PMBS Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets). The PMBS Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee for the PIMCO Active Bond Exchange-Traded Fund in an amount equivalent to the Fund’s expenses or costs attributable to the SEC’s investigation and related settlement proceedings identified in Investment Advisers Act of 1940 Release No. 4577, dated December 1, 2016. This arrangement renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to reduce its Management Fee by 0.15% of the average daily net assets of the PIMCO Commodity Strategy Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.12% of the average daily net assets of the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.10% of the average daily net assets of the PIMCO Multisector Bond Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.10% of the average daily net assets of the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to reduce its Management Fee by 0.15% of the average daily net assets of the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.10% of the average daily net assets of the PIMCO Senior Loan Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2027, to waive its Management Fee by 0.20% of the average daily net assets of the PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Each waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2026 were as follows (amounts in thousands†):

	Expiring within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$199	$202	$254	$655

PIMCO Inflation PLUS Active Exchange-Traded Fund	0	0	184	184

PIMCO Multisector Bond Active Exchange-Traded Fund	0	2,840	10,417	13,257

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	111	246	477	834

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	134	245	312	691

PIMCO Senior Loan Active Exchange-Traded Fund	343	741	553	1,637

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	0	0	265	265

PIMCO Commodity Strategy Active Exchange-Traded Fund	339	535	965	1,839

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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(f) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through October 31, 2026, for the PIMCO Active Bond Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund to waive its Management Fee in an amount equal to the expenses attributable to investment advisory, supervisory and administrative fees and management fees of Underlying Funds indirectly incurred by each Fund’s investments in Underlying Funds up to a maximum waived amount that is equal to each Fund’s aggregate management fee. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. For the period ended June 30, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Amount

PIMCO Active Bond Exchange-Traded Fund	$1,191

PIMCO Multisector Bond Active Exchange-Traded Fund	115

PIMCO Commodity Strategy Active Exchange-Traded Fund	84

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its average daily net assets. PIMCO has contractually agreed to waive the PIMCO Commodity Strategy Active Exchange-Traded Fund’s management fee in an amount equal to the management fee paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. PIMCO may not seek reimbursement from the PIMCO Commodity Strategy Active Exchange-Traded Fund with respect to the management fees waived. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/ or Reimbursement by PIMCO. See Note 15, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended June 30, 2026 were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO Active Bond Exchange-Traded Fund	$0	$3,425	$(847)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	20,382	26,563	(1,073)

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	11,701	3,736	(174)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	1,115	1,083	(59)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$303,752	$380,957	$0	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	118,739	124,009	0	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	99,221	125,891	0	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	132,907	133,918	0	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	29,168	27,427	939,089	968,708

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	127,133	87,352	513,680	388,956

PIMCO Active Bond Exchange-Traded Fund	37,580,787	35,922,180	2,000,583	578,736

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	2,751,976	2,612,442	811,175	363,337

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	107,699	78,477	127,112	76,118

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	5,134,681	3,499,758	10,311,222	6,375,673

PIMCO Inflation PLUS Active Exchange-Traded Fund	21,738	5,442	0	0

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	276,060	67,622	1,200,216	390,009

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	19,381,380	18,071,245	60,316	6,731

PIMCO Multisector Bond Active Exchange-Traded Fund	89,509,906	87,331,789	5,432,650	894,366

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	53,446	13,309	481,527	115,391

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	1,100	0	94,345	70,180

PIMCO Senior Loan Active Exchange-Traded Fund	9,061	8,834	626,798	684,377

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	104,587	30,057	419,181	276,981

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0	0	0

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	0	0	20,136	120

PIMCO Commodity Strategy Active Exchange-Traded Fund	77,028	572	436,064	391,299

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the custodian of the Funds. These standard transaction fees are not payable to the Funds, and therefore, generally do not impact the Funds’ financial statements. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are

226	PIMCO ETF TRUST

June 30, 2026

available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below. To the extent a variable transaction fee is not charged, certain costs may be borne by a Fund. Each Fund reserves the right to not impose a standard or variable redemption transaction fee or to vary the amount of the variable redemption transaction fee imposed, up to the maximum amount listed below, depending on the materiality of the Fund’s actual transaction costs incurred in selling securities to raise the cash amount redeemed (in the case of a variable redemption transaction fee) or where PIMCO believes that not imposing the standard or variable redemption transaction fee or varying the variable redemption transaction fee would be in a Fund’s and the Fund’s shareholders’ best interests.

Standard Creation/ Redemption Transaction Fee*(1)	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**

$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).
(1)	The creation/redemption transaction fee for the PIMCO US Stocks PLUS Active Bond ETF is $100 per Transaction

14. INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$654,461	$747,722

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	166,844	86,249

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	141,179	85,628

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	97,733	105,835

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	473,086	178,442

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	426,259	134,704

PIMCO Active Bond Exchange-Traded Fund	417,953	0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	67,879	0

PIMCO Multisector Bond Active Exchange-Traded Fund	3,065,306	427,444

PIMCO Ultra Short Government Active Exchange-Traded Fund	613,343	1,565,532

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	30,005	10,363

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

15. BASIS FOR CONSOLIDATION

The Commodity Subsidiary was incorporated on January 19, 2023, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the

Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 14.1% of the Fund’s consolidated net assets.

16. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	227

Notes to Financial Statements	(Cont.)

17. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the

IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

PIMCO Commodity Strategy Active Exchange-Traded Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with a subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its subsidiary’s subpart F income, whether or not such income is distributed by the subsidiary. It is expected that all of the subsidiary’s income and realized gains and mark-to-market gains will be subpart F income. PIMCO Commodity Strategy Active Exchange-Traded Fund’s recognition of its Commodity Subsidiary’s subpart F income will increase the Fund’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to PIMCO Commodity Strategy Active Exchange-Traded Fund will be tax-free, to the extent of its previously undistributed subpart F income, and will correspondingly reduce PIMCO Commodity Strategy Active Exchange-Traded Fund’s tax basis in its Commodity Subsidiary. Subpart F income is generally treated by PIMCO Commodity Strategy Active Exchange-Traded Fund as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by a subsidiary, such loss is not generally available to offset the income earned by such subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked investments, there would likely be a significant adverse impact on PIMCO Commodity Strategy Active Exchange-Traded Fund, including the possibility of failing to qualify as a regulated investment company.

228	PIMCO ETF TRUST

June 30, 2026

If PIMCO Commodity Strategy Active Exchange-Traded Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s investments in its Commodity

Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by PIMCO Commodity Strategy Active Exchange-Traded Fund or result in the inability of PIMCO Commodity Strategy Active Exchange-Traded Fund to operate as described in the Fund’s prospectus.

As of June 30, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$0	$16,959	$0	$(308,532)	$0	$(438,069)	$0	$0	$(729,642)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0	4,243	0	(9,040)	0	(46,677)	0	0	(51,474)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0	7,298	0	(244,546)	0	(149,690)	0	0	(386,938)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0	695	0	(4,729)	0	(31,836)	0	0	(35,870)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	5,114	0	(19,367)	0	(255,974)	0	0	(270,227)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	6,088	0	(28,916)	0	(40,996)	0	0	(63,824)

PIMCO Active Bond Exchange-Traded Fund	0	29,009	0	(11,441)	(5)	(661,789)	0	0	(644,226)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0	356	0	2,724	(4)	(86,760)	0	0	(83,684)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0	623	0	(326)	0	(2,718)	0	0	(2,421)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	3,336	0	1,530	0	(189,514)	0	0	(184,648)

PIMCO Inflation PLUS Active Exchange-Traded Fund	0	493	0	(698)	0	0	0	0	(205)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	12,404	0	0	46,813	0	(49,245)	0	0	9,972

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	0	4,051	0	(2,451)	0	(38,792)	0	0	(37,192)

PIMCO Multisector Bond Active Exchange-Traded Fund	0	71,734	0	91,751	0	0	(134,897)	0	28,588

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	1,426	0	0	10,839	0	(7,496)	0	0	4,769

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	593	582	5,055	0	0	0	0	6,230

PIMCO Senior Loan Active Exchange-Traded Fund	0	0	0	(571)	0	(18,058)	0	0	(18,629)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	4,184	0	0	5,731	0	(11,831)	0	0	(1,916)

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	933	0	33	0	(209)	0	0	757

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	229

Notes to Financial Statements	(Cont.)

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	$0	$155	$0	$3,088	$0	$0	$0	$0	$3,243

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	147,268	0	(31,141)	0	(359)	0	0	115,768

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: constructive sales, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, hyperinflationary investments, controlled foreign corporations (CFC), and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through June 30, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through June 30, 2026 and Ordinary losses realized during the period January 1, 2026 through June 30, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$61,166	$376,903

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	9,867	36,810

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	19,301	130,389

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	22,334	9,502

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	52,821	203,153

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	11,505	29,491

PIMCO Active Bond Exchange-Traded Fund	422,670	239,119

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	56,121	30,639

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	934	1,784

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	32,552	156,962

PIMCO Inflation PLUS Active Exchange-Traded Fund	0	0

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	28,756	20,489

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	15,799	22,993

PIMCO Multisector Bond Active Exchange-Traded Fund	0	0

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	6,272	1,224

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	0

PIMCO Senior Loan Active Exchange-Traded Fund	13,082	4,976

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	4,921	6,910

PIMCO Ultra Short Government Active Exchange-Traded Fund	209	0

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	359	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$1,676,935	$146	$(308,678)	$(308,532)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	533,926	1	(9,039)	(9,038)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	948,953	0	(244,544)	(244,544)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	89,586	0	(4,729)	(4,729)

230	PIMCO ETF TRUST

June 30, 2026

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$1,768,996	$22,151	$(41,480)	$(19,329)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	1,784,900	8,217	(37,132)	(28,915)

PIMCO Active Bond Exchange-Traded Fund	10,142,704	166,990	(174,840)	(7,850)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,530,150	13,525	(10,790)	2,735

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	213,684	738	(1,062)	(324)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	16,972,065	24,885	(23,353)	1,532

PIMCO Inflation PLUS Active Exchange-Traded Fund	64,608	33	(730)	(697)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	3,017,730	51,997	(5,184)	46,813

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	2,192,213	13,807	(16,210)	(2,403)

PIMCO Multisector Bond Active Exchange-Traded Fund	19,395,147	242,065	(144,586)	97,479

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	726,263	12,585	(1,746)	10,839

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	215,076	6,509	(1,451)	5,058

PIMCO Senior Loan Active Exchange-Traded Fund	659,028	3,234	(3,805)	(571)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	1,140,360	7,048	(1,317)	5,731

PIMCO Ultra Short Government Active Exchange-Traded Fund	1,029,580	42	(9)	33

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	40,712	3,148	(60)	3,088

PIMCO Commodity Strategy Active Exchange-Traded Fund	690,035	54,519	(85,631)	(31,112)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: constructive sales, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), passive foreign investment companies (PFICs), interest accrued on defaulted securities, hyperinflationary investments, controlled foreign corporations (CFC), and short positions.

For the fiscal years ended June 30, 2026 and June 30, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2026				June 30, 2025

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$0	$75,844	$0	$0	$0	$65,875	$0	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0	18,778	0	0	0	10,843	0	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0	35,215	0	0	0	24,079	0	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0	4,933	0	0	0	4,236	0	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	112,593	0	0	0	99,608	0	0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	68,618	0	0	0	60,652	0	0

PIMCO Active Bond Exchange-Traded Fund	0	346,220	0	0	0	257,343	0	0

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0	48,655	0	0	0	40,523	0	0

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0	8,276	0	0	0	8,234	0	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	624,534	0	0	0	620,798	0	0

PIMCO Inflation PLUS Active Exchange-Traded Fund	0	246	0	0	0	0	0	0

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	70,850	10,831	0	0	52,946	5,717	0	0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(10)	0	45,423	0	0	0	6,067	0	0

PIMCO Multisector Bond Active Exchange-Traded Fund	0	611,819	4,268	0	0	169,205	0	0

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	16,021	2,023	0	0	7,901	832	0	0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	231

Notes to Financial Statements	(Cont.)	June 30, 2026

	June 30, 2026				June 30, 2025

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$0	$11,724	$0	$0	$0	$9,265	$0	$0

PIMCO Senior Loan Active Exchange-Traded Fund	0	46,764	0	0	0	50,699	0	0

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	23,744	4,246	0	0	17,819	1,506	0	0

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	36,763	0	0	0	25,933	0	0

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	0	120	0	0	0	0	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	0	16,741	0	0	0	27,179	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

(10)	The Fund made Ordinary Income Distributions as of March 31, 2025 of $8,995.

232	PIMCO ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO ETF Trust and Shareholders of PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Inflation PLUS Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund, PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund, and PIMCO Commodity Strategy Active Exchange-Traded Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting PIMCO ETF Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund(1)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(1)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund(1)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund(1)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund(1)

PIMCO Active Bond Exchange-Traded Fund(1)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund(1)

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(1)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund(1)

PIMCO Inflation PLUS Active Exchange-Traded Fund(2)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund(1)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund(3)

PIMCO Multisector Bond Active Exchange-Traded Fund(1)

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund(1)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund(1)

PIMCO Senior Loan Active Exchange-Traded Fund(1)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund(1)

PIMCO Ultra Short Government Active Exchange-Traded Fund(1)

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund(4)

PIMCO Commodity Strategy Active Exchange-Traded Fund*(1)

(1)	Statement of operations for the year ended June 30, 2026 and statement of changes in net assets for the years ended June 30, 2026 and 2025
(2)	Statement of operations and statement of changes in net assets for the period March 31, 2026 (inception date) through June 30, 2026
(3)

Statement of operations for the year ended June 30, 2026 and statement of changes in net assets for the year ended June 30, 2026, for the period from April 1, 2025 to June 30, 2025 and for the year ended March 31, 2025

(4)	Statement of operations and statement of changes in net assets for the period January 15, 2026 (inception date) through June 30, 2026
*	The financial statements for PIMCO Commodity Strategy Active Exchange-Traded Fund are presented on a consolidated basis

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	233

Report of Independent Registered Public Accounting Firm	(Cont.)

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 28, 2026

We have served as the auditor of one or more investment companies in PIMCO ETF Trust since 2009.

234	PIMCO ETF TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BMO	BMO Capital Markets Corporation	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC

BOM	Bank of Montreal	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.

BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MSC	Morgan Stanley & Co. LLC.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MSR	Morgan Stanley & Co LLC FICC Repo	STR	State Street FICC Repo

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	UZS	Uzbekistani Sum

GBP	British Pound	NGN	Nigerian Naira	ZAR	South African Rand

HUF	Hungarian Forint	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade	OTC	Over the Counter

COMEX	Commodity Exchange, Inc.	LME	London Metal Exchange	SFE	Sydney Futures Exchange

EUREX	Eurex Exchange

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	S&P 500	Standard & Poor’s 500 Index

BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFRINDX	Secured Overnight Financing Rate Index

BOBL	Bundesobligation, the German word for federal government bond	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SOFR30A	30-day Secured Overnight Financing Rate Average

Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIA	Sterling Overnight Interbank Average Rate

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	HSMMUSTF	HSBC UST Money Market Yield	SONIO	Sterling Overnight Interbank Average Rate

CAONINDX	Bloomberg CORRA Compounded Index	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month

CDX.HY	Credit Derivatives Index - High Yield	MSMMUSTF	MSILF Money Market US Treasury Fund Index	ULSD	Ultra-Low Sulfur Diesel

CDX.IG	Credit Derivatives Index - Investment Grade	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	FNMA	Federal National Mortgage Association

AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	HUD	U.S. Department of Housing and Urban Development

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	JSC	Joint Stock Company	STACR	Structured Agency Credit Risk

BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind	TBD	To-Be-Determined

CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

CMBS	Collateralized Mortgage-Backed Security

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	235

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.8200	$0.0000	$0.0000	$0.8200

June 2026	$0.8100	$0.0000	$0.0000	$0.8100

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0000	$0.0000	$0.0000	$0.0000

February 2026	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0700	$0.0000	$0.0000	$0.0700

April 2026	$0.4200	$0.0000	$0.0000	$0.4200

May 2026	$0.5300	$0.0000	$0.0000	$0.5300

June 2026	$0.5000	$0.0000	$0.0000	$0.5000

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0000	$0.0000	$0.0000	$0.0000

February 2026	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.0200	$0.0000	$0.0000	$0.0200

April 2026	$0.5300	$0.0000	$0.0000	$0.5300

May 2026	$0.7000	$0.0000	$0.0000	$0.7000

June 2026	$0.6300	$0.0000	$0.0000	$0.6300

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.0000	$0.0000	$0.0000	$0.0000

February 2026	$0.0000	$0.0000	$0.0000	$0.0000

March 2026	$0.1500	$0.0000	$0.0000	$0.1500

April 2026	$0.5100	$0.0000	$0.0000	$0.5100

May 2026	$0.6000	$0.0000	$0.0000	$0.6000

June 2026	$0.5400	$0.0000	$0.0000	$0.5400

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.6000	$0.0000	$0.0000	$0.6000

February 2026	$0.5900	$0.0000	$0.0000	$0.5900

March 2026	$0.5300	$0.0000	$0.0000	$0.5300

April 2026	$0.5600	$0.0000	$0.0000	$0.5600

May 2026	$0.5700	$0.0000	$0.0000	$0.5700

June 2026	$0.5700	$0.0000	$0.0000	$0.5700

236	PIMCO ETF TRUST

(Unaudited)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.3700	$0.0000	$0.0000	$0.3700

February 2026	$0.3800	$0.0000	$0.0000	$0.3800

March 2026	$0.3700	$0.0000	$0.0000	$0.3700

April 2026	$0.4000	$0.0000	$0.0000	$0.4000

May 2026	$0.4100	$0.0000	$0.0000	$0.4100

June 2026	$0.4100	$0.0000	$0.0000	$0.4100

PIMCO Active Bond Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.4000	$0.0000	$0.0000	$0.4000

February 2026	$0.3900	$0.0000	$0.0000	$0.3900

March 2026	$0.3700	$0.0000	$0.0000	$0.3700

April 2026	$0.3800	$0.0000	$0.0000	$0.3800

May 2026	$0.4000	$0.0000	$0.0000	$0.4000

June 2026	$0.3801	$0.0000	$0.0099	$0.3900

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.3136	$0.0000	$0.0064	$0.3200

February 2026	$0.2983	$0.0000	$0.0017	$0.3000

March 2026	$0.3049	$0.0000	$0.0051	$0.3100

April 2026	$0.3200	$0.0000	$0.0000	$0.3200

May 2026	$0.3280	$0.0000	$0.0020	$0.3300

June 2026	$0.3200	$0.0000	$0.0000	$0.3200

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.3100	$0.0000	$0.0000	$0.3100

February 2026	$0.2900	$0.0000	$0.0000	$0.2900

March 2026	$0.2900	$0.0000	$0.0000	$0.2900

April 2026	$0.3100	$0.0000	$0.0000	$0.3100

May 2026	$0.3200	$0.0000	$0.0000	$0.3200

June 2026	$0.3200	$0.0000	$0.0000	$0.3200

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.3400	$0.0000	$0.0000	$0.3400

February 2026	$0.3400	$0.0000	$0.0000	$0.3400

March 2026	$0.3400	$0.0000	$0.0000	$0.3400

April 2026	$0.3300	$0.0000	$0.0000	$0.3300

May 2026	$0.3197	$0.0000	$0.0053	$0.3250

June 2026	$0.3162	$0.0000	$0.0078	$0.3240

PIMCO Inflation PLUS Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2026	$0.0000	$0.0000	$0.0000	$0.0000

May 2026	$0.2200	$0.0000	$0.0000	$0.2200

June 2026	$0.3800	$0.0000	$0.0000	$0.3800

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	237

Distribution Information	(Cont.)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.1400	$0.0000	$0.0000	$0.1400

February 2026	$0.1400	$0.0000	$0.0000	$0.1400

March 2026	$0.1400	$0.0000	$0.0000	$0.1400

April 2026	$0.1400	$0.0000	$0.0000	$0.1400

May 2026	$0.1500	$0.0000	$0.0000	$0.1500

June 2026	$0.1500	$0.0000	$0.0000	$0.1500

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.2000	$0.0000	$0.0000	$0.2000

February 2026	$0.1899	$0.0000	$0.0101	$0.2000

March 2026	$0.1659	$0.0000	$0.0341	$0.2000

April 2026	$0.1848	$0.0000	$0.0052	$0.1900

May 2026	$0.1778	$0.0000	$0.0122	$0.1900

June 2026	$0.1800	$0.0000	$0.0000	$0.1800

PIMCO Multisector Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.1200	$0.0000	$0.0000	$0.1200

February 2026	$0.1200	$0.0000	$0.0000	$0.1200

March 2026	$0.1200	$0.0000	$0.0000	$0.1200

April 2026	$0.1200	$0.0000	$0.0000	$0.1200

May 2026	$0.1300	$0.0000	$0.0000	$0.1300

June 2026	$0.1400	$0.0000	$0.0000	$0.1400

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.1500	$0.0000	$0.0000	$0.1500

February 2026	$0.1500	$0.0000	$0.0000	$0.1500

March 2026	$0.1500	$0.0000	$0.0000	$0.1500

April 2026	$0.1500	$0.0000	$0.0000	$0.1500

May 2026	$0.1500	$0.0000	$0.0000	$0.1500

June 2026	$0.1500	$0.0000	$0.0000	$0.1500

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.2500	$0.0000	$0.0000	$0.2500

February 2026	$0.2500	$0.0000	$0.0000	$0.2500

March 2026	$0.2500	$0.0000	$0.0000	$0.2500

April 2026	$0.2500	$0.0000	$0.0000	$0.2500

May 2026	$0.2500	$0.0000	$0.0000	$0.2500

June 2026	$0.2500	$0.0000	$0.0000	$0.2500

PIMCO Senior Loan Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.3800	$0.0000	$0.0000	$0.3800

February 2026	$0.3800	$0.0000	$0.0000	$0.3800

March 2026	$0.3800	$0.0000	$0.0000	$0.3800

April 2026	$0.3800	$0.0000	$0.0000	$0.3800

May 2026	$0.3500	$0.0000	$0.0000	$0.3500

June 2026	$0.3500	$0.0000	$0.0000	$0.3500

238	PIMCO ETF TRUST

(Unaudited)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.1100	$0.0000	$0.0000	$0.1100

February 2026	$0.1200	$0.0000	$0.0000	$0.1200

March 2026	$0.1100	$0.0000	$0.0000	$0.1100

April 2026	$0.1200	$0.0000	$0.0000	$0.1200

May 2026	$0.1300	$0.0000	$0.0000	$0.1300

June 2026	$0.1300	$0.0000	$0.0000	$0.1300

PIMCO Ultra Short Government Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2026	$0.3200	$0.0000	$0.0000	$0.3200

February 2026	$0.3100	$0.0000	$0.0000	$0.3100

March 2026	$0.3100	$0.0000	$0.0000	$0.3100

April 2026	$0.3100	$0.0000	$0.0000	$0.3100

May 2026	$0.3100	$0.0000	$0.0000	$0.3100

June 2026	$0.3100	$0.0000	$0.0000	$0.3100

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1180	$0.0000	$0.0000	$0.1180

June 2026	$0.1800	$0.0000	$0.0000	$0.1800

PIMCO Commodity Strategy Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2026	$0.1900	$0.0000	$0.0000	$0.1900

June 2026	$0.2200	$0.0000	$0.0000	$0.2200

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	239

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.00%	0.00%	$75,844	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.00%	0.00%	16,920	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.00%	0.00%	33,265	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.00%	0.00%	4,215	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.00%	0.00%	79,751	0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.00%	0.00%	48,823	0

PIMCO Active Bond Exchange-Traded Fund	0.00%	0.00%	245,845	0

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0.00%	0.00%	32,618	0

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	0.00%	0.00%	6,153	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0.00%	0.00%	404,862	0

PIMCO Inflation PLUS Active Exchange-Traded Fund	0.00%	0.00%	246	0

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0.00%	0.00%	81,681	0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	0.00%	0.00%	39,164	0

PIMCO Multisector Bond Active Exchange-Traded Fund	0.00%	0.00%	315,219	39,201

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	0.00%	0.00%	18,044	0

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	34.64%	78.35%	5,445	0

PIMCO Senior Loan Active Exchange-Traded Fund	0.00%	0.00%	28,007	0

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0.00%	0.00%	27,990	0

PIMCO Ultra Short Government Active Exchange-Traded Fund	0.00%	0.00%	31,795	0

PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	0.00%	0.00%	8	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	0.00%	0.00%	16,741	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

240	PIMCO ETF TRUST

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	241

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

242	PIMCO ETF TRUST

Approval of Investment Management Agreement (N-CSR Item 11)	(Unaudited)

At a meeting held on November 18-19, 2025, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved, for an initial two-year term, the Investment Management Agreement (the “SPLS Agreement”) between the Trust, on behalf of the PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund (“SPLS”), and Pacific Investment Management Company LLC (“PIMCO”).

At a meeting held on February 10-11, 2026, the Board, including all of the Independent Trustees, considered and unanimously approved, for an initial two-year term, the Investment Management Agreement (the “PCPI Agreement” and, together with the SPLS Agreement, the “Agreements”) between the Trust on behalf of the PIMCO Inflation PLUS Active Exchange-Traded Fund (“PCPI”, together with SPLS, the “New Funds”) and PIMCO.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: The Trustees received a wide variety of materials relating to the services to be provided by PIMCO to the New Funds in connection with the November 18-19, 2025 and February 10-11, 2026 meetings. The Trustees also considered information they had received from PIMCO in connection with the renewal of the Investment Management Agreement between PIMCO and the existing series of the Trust. The Board reviewed information relating to the proposed New Funds operations, including memoranda from PIMCO describing the New Funds, a term sheet detailing key features of each New Fund, fee comparisons for each New Fund from Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance and fee and expense data, and memoranda from Dechert LLP describing the Trustees’ responsibilities in approving the Agreements. In considering whether to approve the Agreements, the Board also reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to management fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds.

(b) Review Process: In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO encompassing a wide variety of topics, which included, among other things, comparative fee data prepared at the Board’s request by Broadridge. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the approval of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO proposes to provide under the Agreements. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver services under the Agreements. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the New Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the New Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the New Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to other funds in the Trust and has allowed PIMCO to introduce innovative new funds over time.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided or procured by PIMCO under the Agreements are likely to benefit the New Funds and their shareholders.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services to be provided by PIMCO to the New Funds under the Agreements. The Board considered the terms of the Agreements, under which the Trust will pay for the supervisory and administrative services provided pursuant to that agreement under a unified fee. In return, PIMCO will provide or procure

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Approval of Investment Management Agreement (N-CSR Item 11)	(Cont.)

certain supervisory and administrative services and bear the costs of various third-party services required by the New Funds, including but not limited to audit, custodial, portfolio accounting, ordinary legal, transfer agency, exchange listing and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Agreements will continue to increase. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third-party service providers to assure that these service providers provide a high level of service relative to alternatives available in the market. Ultimately, the Board concluded that the nature, extent and quality of the services proposed to be provided or procured by PIMCO under the Agreements are likely to benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the Agreements were considered, the Trustees did not receive or consider investment performance information with respect to the New Funds.

4. MANAGEMENT FEE AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratio of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for the New Funds, it considered a number of factors, including, but not limited to, the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the impact of potential returns from different levels of fees, the competitive marketplace for financial products and the attractiveness of potential returns to prospective investors in the New Fund.

The Board reviewed the proposed management fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fees, the Board reviewed data from the Broadridge Report that compared the average and median management fees of other funds in a “Expense Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board also compared each New Fund’s total expenses to other funds in the Expense Group provided by Broadridge and found that each New Fund’s total expenses to be reasonable.

The Board considered the New Funds’ unified fee structure, under which the New Funds would pay for the advisory and supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO will provide or procure such services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency and printing costs. The Board considered that the unified fee would lead to fees for the New Funds that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of fees for the New Funds at competitive levels over the contract period even if the New Funds’ operating costs rise when assets remain flat or decrease. The Board concluded that the New Funds’ proposed management fees were reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on overall fund expenses that would be beneficial to the New Funds and their shareholders. The Board noted that each New Fund would be covered by an Expense Limitation Agreement that is designed to cap organizational expenses, expenses related to obtaining or maintaining a Legal Entity Identifier and trustee fees. The Board also noted that SPLS would be covered by a management fee waiver agreement.

Based on the information presented by PIMCO, members of the Board determined, in the exercise of their business judgment, that the management fee to be charged by PIMCO and that the estimated total expenses of the New Funds are reasonable and approval of the Agreement would benefit shareholders of the Fund.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Trustees considered that the unified fee provides inherent economies of scale because the New Funds’ unified fee would remain fixed even if the New Funds’ assets decline and/or operating costs rise. The Trustees also considered, unlike the New Funds’ proposed unified fee structure, funds with “pass through” fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive. The Trustees noted that, by pricing the New Funds to scale at inception instead of instituting breakpoints, PIMCO is effectively sharing economies of scale, if any, with shareholders before it realizes such benefits.

244	PIMCO ETF TRUST

(Unaudited)

The Board concluded that the New Funds’ proposed cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the New Funds’ unified fee structure, by generally pricing the New Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the New Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third-party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to the New Fund and its shareholders. The Board also noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the New Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO supported the approval of the Agreements. The Independent Trustees and the Board as a whole concluded that the New Fund Agreement was fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees that would be paid to PIMCO by the New Funds under the Agreements, and that the approval of the Agreements were in the best interests of the New Funds and their shareholders.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2026	245

General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO ETF Trust.

ETFFSTMAR_063026

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable for open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	September 3, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	September 3, 2026